UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1.

Reports to Stockholders
Fidelity's Targeted International Equity Funds®

Fidelity® Canada Fund

Fidelity® China Region Fund

Fidelity® Emerging Asia Fund

Fidelity® Emerging Markets Fund

Fidelity® Europe Fund

Fidelity® Japan Fund

Fidelity® Japan Smaller Companies Fund

Fidelity® Latin America Fund

Fidelity® Nordic Fund

Fidelity® Pacific Basin Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Canada Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® China Region Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Asia Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Europe Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Japan Smaller Companies Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Latin America Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Nordic Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Pacific Basin Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Canada Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Canada	99.8%
United States of America*	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	99.5
Bonds	0.3
Short-Term Investments and Net Other Assets (Liabilities)	0.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
The Toronto-Dominion Bank (Banks)	10.1
Royal Bank of Canada (Banks)	9.9
Canadian Pacific Railway Ltd. (Road & Rail)	6.8
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	4.8
Franco-Nevada Corp. (Metals & Mining)	4.8
Brookfield Asset Management, Inc. (Canada) Class A (Capital Markets)	4.2
Sun Life Financial, Inc. (Insurance)	3.4
Nutrien Ltd. (Chemicals)	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.2
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.1
53.6

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	31.3
Materials	13.9
Industrials	12.7
Energy	12.3
Information Technology	9.2
Consumer Staples	8.7
Communication Services	5.3
Consumer Discretionary	4.8
Real Estate	1.1
Health Care	0.5

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2021, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Canada Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
		Shares	Value
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 2.7%
TELUS Corp.		1,087,200	$22,555,099
Media - 0.6%
Shaw Communications, Inc. Class B		176,800	5,120,677
Wireless Telecommunication Services - 1.7%
Rogers Communications, Inc. Class B (non-vtg.)		297,100	14,633,229

TOTAL COMMUNICATION SERVICES			42,309,005

CONSUMER DISCRETIONARY - 4.8%
Hotels, Restaurants & Leisure - 2.0%
Restaurant Brands International, Inc.		245,100	16,831,868
Multiline Retail - 2.3%
Dollarama, Inc.		405,900	18,915,472
Specialty Retail - 0.0%
Diversified Royalty Corp.		184,600	375,463
Textiles, Apparel & Luxury Goods - 0.5%
Canada Goose Holdings, Inc. (a)		106,900	4,517,257

TOTAL CONSUMER DISCRETIONARY			40,640,060

CONSUMER STAPLES - 8.7%
Beverages - 0.3%
GURU Organic Energy Corp. (a)(b)		212,200	2,822,658
Food & Staples Retailing - 8.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,201,400	40,709,686
George Weston Ltd.		46,500	4,105,801
Metro, Inc. Class A (sub. vtg.)		346,495	15,876,499
North West Co., Inc.		246,300	7,093,536
			67,785,522
Personal Products - 0.3%
Jamieson Wellness, Inc. (c)		69,600	2,184,573

TOTAL CONSUMER STAPLES			72,792,753

ENERGY - 12.3%
Energy Equipment & Services - 0.3%
Computer Modelling Group Ltd.		480,800	2,143,582
Oil, Gas & Consumable Fuels - 12.0%
Canadian Natural Resources Ltd.		898,998	27,288,464
Enbridge, Inc.		654,900	25,260,391
Parkland Corp.		206,200	6,623,094
PrairieSky Royalty Ltd. (b)		1,526,818	16,371,851
Suncor Energy, Inc.		1,205,000	25,773,461
			101,317,261

TOTAL ENERGY			103,460,843

FINANCIALS - 31.3%
Banks - 20.0%
Royal Bank of Canada		871,900	83,214,082
The Toronto-Dominion Bank		1,241,800	85,369,641
			168,583,723
Capital Markets - 4.2%
Brookfield Asset Management, Inc. (Canada) Class A		774,000	35,282,285
Insurance - 7.1%
Fairfax Financial Holdings Ltd. (sub. vtg.)		29,300	13,386,726
Intact Financial Corp. (d)		133,425	17,735,001
Sun Life Financial, Inc.		531,700	28,684,072
			59,805,799

TOTAL FINANCIALS			263,671,807

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Andlauer Healthcare Group, Inc.		135,100	4,111,859
INDUSTRIALS - 12.7%
Commercial Services & Supplies - 2.0%
GFL Environmental, Inc.		517,400	17,048,123
Professional Services - 2.0%
Thomson Reuters Corp.		182,200	16,897,025
Road & Rail - 8.7%
Canadian National Railway Co.		147,650	15,895,964
Canadian Pacific Railway Ltd.		153,200	57,173,146
			73,069,110

TOTAL INDUSTRIALS			107,014,258

INFORMATION TECHNOLOGY - 9.2%
IT Services - 3.8%
CGI, Inc. Class A (sub. vtg.) (a)		199,700	17,668,612
Shopify, Inc. Class A (a)		12,200	14,400,993
			32,069,605
Software - 5.4%
Constellation Software, Inc.		13,000	19,079,112
Dye & Durham Ltd.		280,300	9,735,189
Open Text Corp.		296,928	13,982,177
Topicus.Com, Inc.		31,321	2,344,329
			45,140,807

TOTAL INFORMATION TECHNOLOGY			77,210,412

MATERIALS - 13.9%
Chemicals - 3.3%
Nutrien Ltd.		504,081	27,825,649
Containers & Packaging - 1.6%
CCL Industries, Inc. Class B		227,500	12,913,538
Metals & Mining - 8.4%
Agnico Eagle Mines Ltd. (Canada)		16,300	1,018,725
Franco-Nevada Corp.		291,300	40,580,319
Lundin Mining Corp.		524,400	6,335,549
Wheaton Precious Metals Corp.		549,500	22,795,432
			70,730,025
Paper & Forest Products - 0.6%
Western Forest Products, Inc.		3,025,683	5,218,605

TOTAL MATERIALS			116,687,817

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Allied Properties (REIT) (b)		187,800	6,516,430
Real Estate Management & Development - 0.3%
Colliers International Group, Inc.		19,400	2,099,806
Information Services Corp.		15,300	308,701
			2,408,507

TOTAL REAL ESTATE			8,924,937

TOTAL COMMON STOCKS
(Cost $454,187,738)			836,823,751
		Principal Amount	Value

Convertible Bonds - 0.3%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.3%
Cineplex, Inc. 5.75% 9/30/25 (Cost $1,757,580)(c)	CAD	2,715,000	2,987,461
		Shares	Value

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)
(Cost $6,486,736)		6,486,087	6,486,736
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $462,432,054)			846,297,948
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(5,350,076)
NET ASSETS - 100%			$840,947,872

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,172,034 or 0.6% of net assets.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215
Fidelity Securities Lending Cash Central Fund	31,783
Total	$31,998

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$42,309,005	$42,309,005	$--	$--
Consumer Discretionary	40,640,060	40,640,060	--	--
Consumer Staples	72,792,753	72,792,753	--	--
Energy	103,460,843	103,460,843	--	--
Financials	263,671,807	263,671,807	--	--
Health Care	4,111,859	4,111,859	--	--
Industrials	107,014,258	107,014,258	--	--
Information Technology	77,210,412	77,210,412	--	--
Materials	116,687,817	116,687,817	--	--
Real Estate	8,924,937	8,924,937	--	--
Corporate Bonds	2,987,461	--	2,987,461	--
Money Market Funds	6,486,736	6,486,736	--	--
Total Investments in Securities:	$846,297,948	$843,310,487	$2,987,461	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Canada Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,044,802) — See accompanying schedule: Unaffiliated issuers (cost $455,945,318)	$839,811,212
Fidelity Central Funds (cost $6,486,736)	6,486,736
Total Investment in Securities (cost $462,432,054)		$846,297,948
Foreign currency held at value (cost $682,914)		682,914
Receivable for securities sold on a delayed delivery basis		339,937
Receivable for fund shares sold		737,912
Dividends receivable		921,632
Interest receivable		11,135
Distributions receivable from Fidelity Central Funds		7,430
Prepaid expenses		319
Other receivables		2,351
Total assets		849,001,578
Liabilities
Payable to custodian bank	$509,581
Payable for fund shares redeemed	465,673
Accrued management fee	383,684
Distribution and service plan fees payable	11,739
Other affiliated payables	157,691
Other payables and accrued expenses	42,177
Collateral on securities loaned	6,483,161
Total liabilities		8,053,706
Net Assets		$840,947,872
Net Assets consist of:
Paid in capital		$437,187,787
Total accumulated earnings (loss)		403,760,085
Net Assets		$840,947,872
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,770,774 ÷ 503,779 shares)(a)		$61.08
Maximum offering price per share (100/94.25 of $61.08)		$64.81
Class M:
Net Asset Value and redemption price per share ($7,476,128 ÷ 122,940 shares)(a)		$60.81
Maximum offering price per share (100/96.50 of $60.81)		$63.02
Class C:
Net Asset Value and offering price per share ($2,755,631 ÷ 45,945 shares)(a)		$59.98
Canada:
Net Asset Value, offering price and redemption price per share ($769,433,922 ÷ 12,544,910 shares)		$61.33
Class I:
Net Asset Value, offering price and redemption price per share ($10,676,851 ÷ 173,916 shares)		$61.39
Class Z:
Net Asset Value, offering price and redemption price per share ($19,834,566 ÷ 324,758 shares)		$61.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$9,625,388
Interest		89,156
Income from Fidelity Central Funds (including $31,783 from security lending)		31,998
Income before foreign taxes withheld		9,746,542
Less foreign taxes withheld		(1,508,108)
Total income		8,238,434
Expenses
Management fee
Basic fee	$2,654,798
Performance adjustment	(494,400)
Transfer agent fees	736,573
Distribution and service plan fees	68,540
Accounting fees	188,477
Custodian fees and expenses	12,078
Independent trustees' fees and expenses	1,681
Registration fees	65,310
Audit	35,367
Legal	1,473
Miscellaneous	1,804
Total expenses before reductions	3,271,701
Expense reductions	(6,357)
Total expenses after reductions		3,265,344
Net investment income (loss)		4,973,090
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,523,296
Fidelity Central Funds	64
Foreign currency transactions	78,159
Total net realized gain (loss)		17,601,519
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	210,428,964
Assets and liabilities in foreign currencies	22,234
Total change in net unrealized appreciation (depreciation)		210,451,198
Net gain (loss)		228,052,717
Net increase (decrease) in net assets resulting from operations		$233,025,807

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,973,090	$12,017,605
Net realized gain (loss)	17,601,519	11,132,208
Change in net unrealized appreciation (depreciation)	210,451,198	(85,638,301)
Net increase (decrease) in net assets resulting from operations	233,025,807	(62,488,488)
Distributions to shareholders	(19,441,097)	(38,692,729)
Share transactions - net increase (decrease)	(41,422,935)	(114,078,173)
Total increase (decrease) in net assets	172,161,775	(215,259,390)
Net Assets
Beginning of period	668,786,097	884,045,487
End of period	$840,947,872	$668,786,097

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Canada Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.01	$51.95	$49.75	$54.11	$48.09	$45.25
Income from Investment Operations
Net investment income (loss)A	.27	.61	.66	.60	.50	.48
Net realized and unrealized gain (loss)	16.02	(4.38)	4.56	(3.88)	6.16	2.84
Total from investment operations	16.29	(3.77)	5.22	(3.28)	6.66	3.32
Distributions from net investment income	(.63)	(.77)	(.39)	(.59)	(.45)	(.42)
Distributions from net realized gain	(.59)	(1.40)	(2.63)	(.49)	(.19)	(.06)
Total distributions	(1.22)	(2.17)	(3.02)	(1.08)	(.64)	(.48)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$61.08	$46.01	$51.95	$49.75	$54.11	$48.09
Total ReturnC,D,E	35.78%	(7.70)%	11.34%	(6.19)%	13.98%	7.45%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.13%H	1.20%	1.20%	1.21%	1.34%	1.48%
Expenses net of fee waivers, if any	1.13%H	1.20%	1.20%	1.21%	1.34%	1.48%
Expenses net of all reductions	1.13%H	1.19%	1.19%	1.20%	1.34%	1.48%
Net investment income (loss)	.96%H	1.27%	1.32%	1.13%	.98%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$30,771	$23,395	$30,598	$29,420	$37,557	$44,144
Portfolio turnover rateI	6%H	11%	8%J	29%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.74	$51.67	$49.46	$53.77	$47.82	$44.99
Income from Investment Operations
Net investment income (loss)A	.19	.47	.51	.44	.35	.35
Net realized and unrealized gain (loss)	15.94	(4.36)	4.55	(3.86)	6.13	2.83
Total from investment operations	16.13	(3.89)	5.06	(3.42)	6.48	3.18
Distributions from net investment income	(.47)	(.64)	(.22)	(.40)	(.34)	(.29)
Distributions from net realized gain	(.59)	(1.40)	(2.63)	(.49)	(.19)	(.06)
Total distributions	(1.06)	(2.04)	(2.85)	(.89)	(.53)	(.35)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$60.81	$45.74	$51.67	$49.46	$53.77	$47.82
Total ReturnC,D,E	35.59%	(7.95)%	11.02%	(6.47)%	13.64%	7.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.41%H	1.47%	1.49%	1.51%	1.63%	1.77%
Expenses net of fee waivers, if any	1.41%H	1.47%	1.48%	1.51%	1.63%	1.77%
Expenses net of all reductions	1.40%H	1.47%	1.48%	1.51%	1.63%	1.77%
Net investment income (loss)	.69%H	.99%	1.03%	.83%	.69%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$7,476	$5,911	$8,589	$7,844	$10,356	$11,140
Portfolio turnover rateI	6%H	11%	8%J	29%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$44.96	$50.61	$48.48	$52.72	$46.87	$44.02
Income from Investment Operations
Net investment income (loss)A	.05	.24	.29	.21	.13	.15
Net realized and unrealized gain (loss)	15.71	(4.31)	4.47	(3.78)	6.01	2.78
Total from investment operations	15.76	(4.07)	4.76	(3.57)	6.14	2.93
Distributions from net investment income	(.15)	(.18)	–	(.18)	(.11)	(.02)
Distributions from net realized gain	(.59)	(1.40)	(2.63)	(.49)	(.19)	(.06)
Total distributions	(.74)	(1.58)	(2.63)	(.67)	(.29)B	(.08)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$59.98	$44.96	$50.61	$48.48	$52.72	$46.87
Total ReturnD,E,F	35.27%	(8.39)%	10.53%	(6.85)%	13.16%	6.67%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.91%I	1.95%	1.92%	1.94%	2.06%	2.21%
Expenses net of fee waivers, if any	1.91%I	1.95%	1.92%	1.93%	2.06%	2.21%
Expenses net of all reductions	1.91%I	1.95%	1.91%	1.93%	2.06%	2.21%
Net investment income (loss)	.19%I	.51%	.60%	.40%	.26%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$2,756	$3,151	$6,226	$11,196	$15,938	$18,489
Portfolio turnover rateJ	6%I	11%	8%K	29%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.26	$52.21	$50.02	$54.41	$48.35	$45.55
Income from Investment Operations
Net investment income (loss)A	.36	.76	.82	.77	.66	.62
Net realized and unrealized gain (loss)	16.08	(4.38)	4.58	(3.90)	6.20	2.85
Total from investment operations	16.44	(3.62)	5.40	(3.13)	6.86	3.47
Distributions from net investment income	(.78)	(.92)	(.58)	(.77)	(.61)	(.61)
Distributions from net realized gain	(.59)	(1.40)	(2.63)	(.49)	(.19)	(.06)
Total distributions	(1.37)	(2.33)B	(3.21)	(1.26)	(.80)	(.67)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$61.33	$46.26	$52.21	$50.02	$54.41	$48.35
Total ReturnD,E	35.97%	(7.40)%	11.70%	(5.89)%	14.35%	7.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.88%	.88%	.89%	1.02%	1.17%
Expenses net of fee waivers, if any	.82%H	.88%	.88%	.89%	1.02%	1.17%
Expenses net of all reductions	.81%H	.88%	.87%	.88%	1.02%	1.17%
Net investment income (loss)	1.28%H	1.58%	1.64%	1.45%	1.30%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$769,434	$612,716	$803,629	$903,662	$1,130,803	$1,233,050
Portfolio turnover rateI	6%H	11%	8%J	29%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.24	$52.11	$49.93	$54.29	$48.28	$45.44
Income from Investment Operations
Net investment income (loss)A	.38	.79	.85	.79	.67	.66
Net realized and unrealized gain (loss)	16.09	(4.39)	4.55	(3.90)	6.19	2.83
Total from investment operations	16.47	(3.60)	5.40	(3.11)	6.86	3.49
Distributions from net investment income	(.73)	(.87)	(.59)	(.77)	(.66)	(.59)
Distributions from net realized gain	(.59)	(1.40)	(2.63)	(.49)	(.19)	(.06)
Total distributions	(1.32)	(2.27)	(3.22)	(1.25)B	(.85)	(.65)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$61.39	$46.24	$52.11	$49.93	$54.29	$48.28
Total ReturnD,E	36.04%	(7.35)%	11.74%	(5.86)%	14.38%	7.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.81%	.84%	.86%	1.00%	1.14%
Expenses net of fee waivers, if any	.75%H	.81%	.84%	.85%	.99%	1.13%
Expenses net of all reductions	.75%H	.81%	.83%	.85%	.99%	1.13%
Net investment income (loss)	1.35%H	1.65%	1.68%	1.49%	1.33%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$10,677	$8,392	$14,507	$26,923	$30,581	$41,217
Portfolio turnover rateI	6%H	11%	8%J	29%	26%	44%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Canada Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$46.11	$52.07	$49.94	$53.92
Income from Investment Operations
Net investment income (loss)B	.40	.84	.92	.06
Net realized and unrealized gain (loss)	16.02	(4.37)	4.53	(4.04)
Total from investment operations	16.42	(3.53)	5.45	(3.98)
Distributions from net investment income	(.87)	(1.03)	(.69)	–
Distributions from net realized gain	(.59)	(1.40)	(2.63)	–
Total distributions	(1.46)	(2.43)	(3.32)	–
Net asset value, end of period	$61.07	$46.11	$52.07	$49.94
Total ReturnC,D	36.07%	(7.24)%	11.87%	(7.38)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.67%G	.72%	.72%	.80%G
Expenses net of fee waivers, if any	.67%G	.72%	.72%	.80%G
Expenses net of all reductions	.67%G	.72%	.71%	.79%G
Net investment income (loss)	1.43%G	1.74%	1.80%	1.48%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,835	$15,221	$20,496	$128
Portfolio turnover rateH	6%G	11%	8%I	29%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Canada, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$406,595,774
Gross unrealized depreciation	(23,352,087)
Net unrealized appreciation (depreciation)	$383,243,687
Tax cost	$463,054,261

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	22,018,184	77,556,758

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$35,118	$548
Class M	.25%	.25%	17,269	223
Class C	.75%	.25%	16,153	976
			$68,540	$1,747

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,037
Class M	322
Class C(a)	86
$2,445

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$36,109.26
Class M	9,639.28
Class C	4,449.28
Canada	676,641.19
Class I	5,850.12
Class Z	3,885.04
	$736,573

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Canada Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Canada Fund	–	13,889,246

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Canada Fund	$759

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Canada Fund	$1,492	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $5,192 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,165.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Canada Fund
Distributions to shareholders
Class A	$618,232	$1,268,788
Class M	133,891	336,513
Class C	49,983	180,277
Canada	17,909,638	35,323,208
Class I	258,425	642,320
Class Z	470,928	941,623
Total	$19,441,097	$38,692,729

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Canada Fund
Class A
Shares sold	31,758	46,439	$1,755,944	$2,172,552
Reinvestment of distributions	11,025	22,901	589,714	1,177,102
Shares redeemed	(47,466)	(149,855)	(2,612,049)	(7,199,345)
Net increase (decrease)	(4,683)	(80,515)	$(266,391)	$(3,849,691)
Class M
Shares sold	2,656	8,286	$149,174	$397,961
Reinvestment of distributions	2,501	6,547	133,344	335,323
Shares redeemed	(11,430)	(51,867)	(611,814)	(2,210,068)
Net increase (decrease)	(6,273)	(37,034)	$(329,296)	$(1,476,784)
Class C
Shares sold	1,864	3,703	$98,766	$167,936
Reinvestment of distributions	943	3,299	49,676	166,843
Shares redeemed	(26,944)	(59,945)	(1,473,845)	(2,760,164)
Net increase (decrease)	(24,137)	(52,943)	$(1,325,403)	$(2,425,385)
Canada
Shares sold	311,095	395,512	$17,690,890	$18,632,031
Reinvestment of distributions	312,199	643,578	16,749,465	33,163,571
Shares redeemed	(1,324,306)	(3,185,779)	(73,324,841)	(150,419,840)
Net increase (decrease)	(701,012)	(2,146,689)	$(38,884,486)	$(98,624,238)
Class I
Shares sold	43,319	161,893	$2,423,683	$7,404,128
Reinvestment of distributions	4,470	11,916	239,960	613,432
Shares redeemed	(55,353)	(270,737)	(3,000,237)	(12,875,085)
Net increase (decrease)	(7,564)	(96,928)	$(336,594)	$(4,857,525)
Class Z
Shares sold	22,034	39,258	$1,247,661	$1,907,626
Reinvestment of distributions	8,746	18,328	466,957	939,856
Shares redeemed	(36,140)	(121,084)	(1,995,383)	(5,692,032)
Net increase (decrease)	(5,360)	(63,498)	$(280,765)	$(2,844,550)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® China Region Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	37.3%
Taiwan	18.8%
China	18.7%
Hong Kong	6.6%
South Africa	5.0%
United States of America*	4.3%
Korea (South)	3.4%
Netherlands	1.1%
France	1.0%
Other	3.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Alibaba Group Holding Ltd. sponsored ADR (Internet & Direct Marketing Retail)	12.9
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	12.0
Tencent Holdings Ltd. (Interactive Media & Services)	5.1
Naspers Ltd. Class N (Internet & Direct Marketing Retail)	5.0
AIA Group Ltd. (Insurance)	3.8
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	2.4
Bilibili, Inc. ADR (Entertainment)	2.2
Pinduoduo, Inc. ADR (Internet & Direct Marketing Retail)	1.8
Meituan Class B (Internet & Direct Marketing Retail)	1.8
China Construction Bank Corp. (H Shares) (Banks)	1.8
48.8

Top Market Sectors as of April 30, 2021

% of fund's net assets
Consumer Discretionary	32.4
Information Technology	25.6
Financials	9.2
Communication Services	9.2
Health Care	5.3
Industrials	4.9
Materials	4.1
Real Estate	3.6
Consumer Staples	2.5
Utilities	0.8

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Hong Kong, Taiwanese and Chinese markets. As of April 30, 2021, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® China Region Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Entertainment - 2.6%
Bilibili, Inc. ADR (a)(b)	496,700	$55,064,162
DouYu International Holdings Ltd. ADR (a)	1,124,400	10,243,284
		65,307,446
Interactive Media & Services - 6.6%
JOYY, Inc. ADR	357,934	34,025,206
Kuaishou Technology Class B (c)	89,500	3,030,285
Tencent Holdings Ltd.	1,588,400	126,709,907
		163,765,398

TOTAL COMMUNICATION SERVICES		229,072,844

CONSUMER DISCRETIONARY - 32.4%
Automobiles - 2.0%
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,498,000	32,859,160
Li Auto, Inc. ADR (a)(b)	97,900	1,932,546
XPeng, Inc. ADR (a)(b)	500,900	14,981,919
		49,773,625
Diversified Consumer Services - 1.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	2,202,000	33,602,520
Hotels, Restaurants & Leisure - 2.0%
Sands China Ltd. (a)	2,905,600	13,802,792
SJM Holdings Ltd.	12,978,000	16,841,201
Summit Ascent Holdings Ltd. (a)	58,410,000	5,865,251
Wynn Macau Ltd. (a)	6,489,200	12,480,918
		48,990,162
Household Durables - 1.3%
Gree Electric Appliances, Inc. of Zhuhai:
(A Shares)	1,403,399	12,987,972
(A Shares)	2,078,707	19,237,713
		32,225,685
Internet & Direct Marketing Retail - 23.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,382,700	319,334,561
Farfetch Ltd. Class A (a)	441,000	21,604,590
JD Health International, Inc. (c)	244,500	3,808,632
Meituan Class B (a)(c)	1,173,688	45,027,070
momo.com, Inc.	238,000	8,772,231
Naspers Ltd. Class N	543,200	123,621,462
Pinduoduo, Inc. ADR (a)	338,805	45,376,154
Trip.com Group Ltd. ADR (a)	414,800	16,210,384
		583,755,084
Leisure Products - 0.2%
Bafang Electric Suzhou Co. Ltd. (A Shares)	150,700	4,980,654
Specialty Retail - 0.2%
Dufry AG (a)	70,723	4,654,190
Textiles, Apparel & Luxury Goods - 1.8%
Anhui Korrun Co. Ltd. (A Shares)	2,814,731	9,935,368
Compagnie Financiere Richemont SA Series A	102,260	10,494,614
LVMH Moet Hennessy Louis Vuitton SE	33,900	25,538,582
		45,968,564

TOTAL CONSUMER DISCRETIONARY		803,950,484

CONSUMER STAPLES - 2.5%
Beverages - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	94,445	29,277,877
Food Products - 0.7%
Unified-President Enterprises Corp.	6,450,000	17,333,870
Tobacco - 0.6%
Smoore International Holdings Ltd. (c)	2,035,000	14,422,033

TOTAL CONSUMER STAPLES		61,033,780

ENERGY - 0.7%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd. (H Shares)	17,780,000	16,388,890
FINANCIALS - 9.2%
Banks - 3.8%
China Construction Bank Corp. (H Shares)	55,877,000	44,106,043
E.SUN Financial Holdings Co. Ltd.	9,150,048	8,824,255
Industrial & Commercial Bank of China Ltd. (H Shares)	63,863,000	41,601,079
		94,531,377
Consumer Finance - 0.2%
LexinFintech Holdings Ltd. ADR (a)	540,609	4,914,136
Insurance - 5.2%
AIA Group Ltd.	7,477,000	94,902,391
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	4,822,156
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,800,000	30,526,366
		130,250,913

TOTAL FINANCIALS		229,696,426

HEALTH CARE - 5.2%
Biotechnology - 2.7%
Akeso, Inc. (c)	4,712,000	32,302,018
Innovent Biologics, Inc. (a)(c)	1,021,000	11,093,611
Jacobio Pharmaceuticals Group Co. Ltd. (c)	2,130,600	5,211,471
Zai Lab Ltd. (a)	66,600	11,073,158
Zai Lab Ltd. ADR (a)	45,600	7,579,176
		67,259,434
Health Care Equipment & Supplies - 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	12,053,348
Life Sciences Tools & Services - 0.5%
Pharmaron Beijing Co. Ltd. (H Shares) (c)	385,200	7,988,893
Wuxi Biologics (Cayman), Inc. (a)(c)	250,000	3,509,449
		11,498,342
Pharmaceuticals - 1.5%
Antengene Corp.	1,896,700	3,897,053
Antengene Corp.	2,188,222	4,496,028
Hansoh Pharmaceutical Group Co. Ltd. (c)	6,052,000	26,139,435
Zhaoke Ophthalmology Ltd. (a)(c)	2,173,500	3,497,634
		38,030,150

TOTAL HEALTH CARE		128,841,274

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,000	419,990
Air Freight & Logistics - 0.9%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	405,675	7,441,709
ZTO Express, Inc.	469,900	14,933,075
		22,374,784
Electrical Equipment - 0.3%
Sungrow Power Supply Co. Ltd. (A Shares)	491,634	6,827,512
Machinery - 3.3%
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/21/22 (a)(c)	999,376	1,901,952
HIWIN Technologies Corp.	1,360,585	20,692,382
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,124,209	15,534,177
Weichai Power Co. Ltd. (H Shares)	9,381,000	21,714,078
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,637,984	21,964,257
		81,806,846
Professional Services - 0.4%
Guangzhou GRG Metrology & Test Co., Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/11/23 (a)(c)	1,926,391	10,766,484

TOTAL INDUSTRIALS		122,195,616

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 0.8%
Ericsson (B Shares) sponsored ADR	1,466,900	20,228,551
Electronic Equipment & Components - 2.2%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,347,722	14,194,437
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,651,000	40,061,406
		54,255,843
IT Services - 0.6%
TravelSky Technology Ltd. (H Shares)	7,260,000	15,944,849
Semiconductors & Semiconductor Equipment - 18.3%
ASM Pacific Technology Ltd.	441,000	6,687,883
eMemory Technology, Inc.	499,481	18,409,928
MediaTek, Inc.	1,408,000	59,705,851
Micron Technology, Inc. (a)	278,900	24,004,923
NXP Semiconductors NV	141,270	27,195,888
SK Hynix, Inc.	187,380	21,447,795
Taiwan Semiconductor Manufacturing Co. Ltd.	14,154,000	297,949,920
		455,402,188
Software - 0.5%
Beijing Shiji Information Technology Co. Ltd. (A Shares)	882,527	3,892,198
Ming Yuan Cloud Group Holdings Ltd.	1,533,000	7,124,496
		11,016,694
Technology Hardware, Storage & Peripherals - 1.7%
Canaan, Inc. ADR (a)(b)	1,597,063	19,979,258
Samsung Electronics Co. Ltd.	310,370	22,619,697
		42,598,955

TOTAL INFORMATION TECHNOLOGY		599,447,080

MATERIALS - 4.1%
Chemicals - 0.4%
LG Chemical Ltd.	12,548	10,457,789
Weihai Guangwei Composites Co. Ltd. (A Shares)	11,600	113,160
		10,570,949
Construction Materials - 1.3%
China Jushi Co. Ltd. (A Shares)	3,686,405	10,261,685
West China Cement Ltd.	117,266,000	20,833,199
		31,094,884
Containers & Packaging - 1.0%
Greatview Aseptic Pack Co. Ltd.	4,496,000	2,222,605
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,770,171	23,005,289
		25,227,894
Metals & Mining - 1.4%
Zijin Mining Group Co. Ltd. (H Shares)	25,466,000	35,865,990

TOTAL MATERIALS		102,759,717

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Link (REIT)	1,293,463	12,230,679
Real Estate Management & Development - 3.1%
China Overseas Land and Investment Ltd.	6,808,000	17,230,894
China Resources Mixc Lifestyle Services Ltd. (c)	1,142,000	6,740,781
Jinke Smart Services Group Co. Ltd.	1,562,400	13,677,474
KE Holdings, Inc. ADR (a)	134,400	6,995,520
Longfor Properties Co. Ltd. (c)	1,855,500	11,573,361
Shimao Property Holdings Ltd.	1,792,000	5,190,692
SOHO China Ltd. (a)	8,662,000	2,620,540
Sun Hung Kai Properties Ltd.	827,000	12,488,443
		76,517,705

TOTAL REAL ESTATE		88,748,384

UTILITIES - 0.8%
Gas Utilities - 0.8%
China Gas Holdings Ltd.	5,200,932	18,781,004
TOTAL COMMON STOCKS
(Cost $1,606,912,971)		2,400,915,499

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C(d)(e)	275,211	3,806,168
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
ByteDance Ltd. Series E1 (d)(e)	38,752	4,246,219

TOTAL CONVERTIBLE PREFERRED STOCKS		8,052,387

Nonconvertible Preferred Stocks - 1.3%
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd.	486,190	31,868,340
TOTAL PREFERRED STOCKS
(Cost $24,127,977)		39,920,727

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.04% (f)	44,383,694	44,392,570
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	77,547,003	77,554,758
TOTAL MONEY MARKET FUNDS
(Cost $121,947,328)		121,947,328
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $1,752,988,276)		2,562,783,554
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(78,591,281)
NET ASSETS - 100%		$2,484,192,273

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,013,109 or 7.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,472,377 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$4,246,219
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$3,908,863
Space Exploration Technologies Corp. Class A	2/16/21	$419,990

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,234
Fidelity Securities Lending Cash Central Fund	306,212
Total	$332,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$229,072,844	$102,362,937	$126,709,907	$--
Consumer Discretionary	803,950,484	639,641,636	164,308,848	--
Consumer Staples	61,033,780	61,033,780	--	--
Energy	16,388,890	16,388,890	--	--
Financials	229,696,426	60,161,626	169,534,800	--
Health Care	132,647,442	105,865,586	22,975,688	3,806,168
Industrials	122,195,616	72,460,037	49,315,589	419,990
Information Technology	635,561,639	333,365,500	297,949,920	4,246,219
Materials	102,759,717	102,759,717	--	--
Real Estate	88,748,384	88,748,384	--	--
Utilities	18,781,004	18,781,004	--	--
Money Market Funds	121,947,328	121,947,328	--	--
Total Investments in Securities:	$2,562,783,554	$1,723,516,425	$830,794,752	$8,472,377

See accompanying notes which are an integral part of the financial statements.

Fidelity® China Region Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $73,230,664) — See accompanying schedule: Unaffiliated issuers (cost $1,631,040,948)	$2,440,836,226
Fidelity Central Funds (cost $121,947,328)	121,947,328
Total Investment in Securities (cost $1,752,988,276)		$2,562,783,554
Receivable for investments sold		91,625
Receivable for fund shares sold		3,144,482
Dividends receivable		1,330,661
Distributions receivable from Fidelity Central Funds		15,537
Prepaid expenses		607
Other receivables		69,676
Total assets		2,567,436,142
Liabilities
Payable for fund shares redeemed	$3,670,165
Accrued management fee	1,418,558
Distribution and service plan fees payable	33,506
Other affiliated payables	406,457
Other payables and accrued expenses	161,883
Collateral on securities loaned	77,553,300
Total liabilities		83,243,869
Net Assets		$2,484,192,273
Net Assets consist of:
Paid in capital		$1,497,957,640
Total accumulated earnings (loss)		986,234,633
Net Assets		$2,484,192,273
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($58,197,520 ÷ 998,952 shares)(a)		$58.26
Maximum offering price per share (100/94.25 of $58.26)		$61.81
Class M:
Net Asset Value and redemption price per share ($16,874,865 ÷ 290,962 shares)(a)		$58.00
Maximum offering price per share (100/96.50 of $58.00)		$60.10
Class C:
Net Asset Value and offering price per share ($16,777,602 ÷ 298,690 shares)(a)		$56.17
China Region:
Net Asset Value, offering price and redemption price per share ($2,186,600,828 ÷ 37,067,813 shares)		$58.99
Class I:
Net Asset Value, offering price and redemption price per share ($104,540,663 ÷ 1,785,959 shares)		$58.53
Class Z:
Net Asset Value, offering price and redemption price per share ($101,200,795 ÷ 1,732,176 shares)		$58.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$7,589,252
Income from Fidelity Central Funds (including $306,212 from security lending)		332,446
Income before foreign taxes withheld		7,921,698
Less foreign taxes withheld		(1,014,054)
Total income		6,907,644
Expenses
Management fee	$7,796,692
Transfer agent fees	1,715,228
Distribution and service plan fees	182,133
Accounting fees	503,693
Custodian fees and expenses	294,093
Independent trustees' fees and expenses	4,506
Registration fees	150,435
Audit	48,725
Legal	2,521
Miscellaneous	4,067
Total expenses before reductions	10,702,093
Expense reductions	(67,108)
Total expenses after reductions		10,634,985
Net investment income (loss)		(3,727,341)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,879,633
Fidelity Central Funds	80
Foreign currency transactions	(315,886)
Total net realized gain (loss)		188,563,827
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	154,566,575
Assets and liabilities in foreign currencies	(5,539)
Total change in net unrealized appreciation (depreciation)		154,561,036
Net gain (loss)		343,124,863
Net increase (decrease) in net assets resulting from operations		$339,397,522

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,727,341)	$6,638,765
Net realized gain (loss)	188,563,827	91,760,775
Change in net unrealized appreciation (depreciation)	154,561,036	397,428,988
Net increase (decrease) in net assets resulting from operations	339,397,522	495,828,528
Distributions to shareholders	(94,181,422)	(8,548,175)
Share transactions - net increase (decrease)	539,124,652	(4,177,297)
Total increase (decrease) in net assets	784,340,752	483,103,056
Net Assets
Beginning of period	1,699,851,521	1,216,748,465
End of period	$2,484,192,273	$1,699,851,521

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity China Region Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$50.90	$35.86	$28.73	$34.22	$25.46	$29.34
Income from Investment Operations
Net investment income (loss)A	(.18)	.08	.15	.15	.08	.18
Net realized and unrealized gain (loss)	10.13	15.11	7.10	(5.56)	8.90	(.20)
Total from investment operations	9.95	15.19	7.25	(5.41)	8.98	(.02)
Distributions from net investment income	(.44)	(.15)	(.12)	(.08)	(.18)	(.27)
Distributions from net realized gain	(2.16)	–	–	–	(.05)	(3.59)
Total distributions	(2.59)B	(.15)	(.12)	(.08)	(.23)	(3.86)
Redemption fees added to paid in capitalA	–	–	–	–C	.01	–C
Net asset value, end of period	$58.26	$50.90	$35.86	$28.73	$34.22	$25.46
Total ReturnD,E,F	20.01%	42.52%	25.30%	(15.86)%	35.67%	(.13)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	1.24%	1.27%	1.27%	1.30%	1.33%
Expenses net of fee waivers, if any	1.22%I	1.24%	1.26%	1.27%	1.30%	1.33%
Expenses net of all reductions	1.21%I	1.22%	1.26%	1.24%	1.29%	1.32%
Net investment income (loss)	(.61)%I	.18%	.44%	.43%	.28%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$58,198	$39,303	$29,963	$23,424	$35,539	$22,937
Portfolio turnover rateJ	44%I	60%	80%	60%	68%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$50.64	$35.66	$28.55	$34.05	$25.34	$29.18
Income from Investment Operations
Net investment income (loss)A	(.26)	(.05)	.04	.03	(.02)	.10
Net realized and unrealized gain (loss)	10.10	15.04	7.07	(5.53)	8.88	(.22)
Total from investment operations	9.84	14.99	7.11	(5.50)	8.86	(.12)
Distributions from net investment income	(.32)	(.01)	–	–	(.11)	(.13)
Distributions from net realized gain	(2.16)	–	–	–	(.05)	(3.59)
Total distributions	(2.48)	(.01)	–	–	(.16)	(3.72)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$58.00	$50.64	$35.66	$28.55	$34.05	$25.34
Total ReturnC,D,E	19.85%	42.04%	24.90%	(16.15)%	35.25%	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.56%	1.59%	1.62%	1.65%	1.67%
Expenses net of fee waivers, if any	1.50%H	1.56%	1.59%	1.62%	1.65%	1.67%
Expenses net of all reductions	1.50%H	1.53%	1.58%	1.58%	1.64%	1.67%
Net investment income (loss)	(.90)%H	(.13)%	.12%	.08%	(.07)%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$16,875	$12,028	$9,251	$8,132	$9,763	$5,644
Portfolio turnover rateI	44%H	60%	80%	60%	68%	70%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$49.10	$34.71	$27.90	$33.41	$24.82	$28.68
Income from Investment Operations
Net investment income (loss)A	(.38)	(.22)	(.09)	(.11)	(.13)	–B
Net realized and unrealized gain (loss)	9.78	14.61	6.90	(5.40)	8.73	(.21)
Total from investment operations	9.40	14.39	6.81	(5.51)	8.60	(.21)
Distributions from net investment income	(.17)	–	–	–	–	(.06)
Distributions from net realized gain	(2.16)	–	–	–	(.02)	(3.59)
Total distributions	(2.33)	–	–	–	(.02)	(3.65)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$56.17	$49.10	$34.71	$27.90	$33.41	$24.82
Total ReturnC,D,E	19.55%	41.46%	24.41%	(16.49)%	34.71%	(.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.97%H	1.98%	2.00%	2.01%	2.05%	2.07%
Expenses net of fee waivers, if any	1.97%H	1.98%	2.00%	2.01%	2.05%	2.07%
Expenses net of all reductions	1.96%H	1.96%	1.99%	1.98%	2.03%	2.06%
Net investment income (loss)	(1.37)%H	(.55)%	(.29)%	(.31)%	(.46)%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$16,778	$11,308	$9,437	$10,138	$12,952	$11,218
Portfolio turnover rateI	44%H	60%	80%	60%	68%	70%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$51.53	$36.30	$29.11	$34.64	$25.78	$29.66
Income from Investment Operations
Net investment income (loss)A	(.09)	.21	.25	.26	.17	.26
Net realized and unrealized gain (loss)	10.25	15.28	7.19	(5.65)	9.00	(.21)
Total from investment operations	10.16	15.49	7.44	(5.39)	9.17	.05
Distributions from net investment income	(.54)	(.26)	(.25)	(.14)	(.27)	(.35)
Distributions from net realized gain	(2.16)	–	–	–	(.05)	(3.59)
Total distributions	(2.70)	(.26)	(.25)	(.14)	(.32)	(3.93)B
Redemption fees added to paid in capitalA	–	–	–	–C	.01	–C
Net asset value, end of period	$58.99	$51.53	$36.30	$29.11	$34.64	$25.78
Total ReturnD,E	20.19%	42.95%	25.72%	(15.62)%	36.10%	.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	.92%H	.93%	.95%	.96%	1.00%	1.02%
Expenses net of fee waivers, if any	.92%H	.93%	.95%	.96%	1.00%	1.02%
Expenses net of all reductions	.91%H	.91%	.95%	.93%	.99%	1.01%
Net investment income (loss)	(.31)%H	.49%	.76%	.74%	.58%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,186,601	$1,518,404	$1,093,827	$969,679	$1,294,775	$1,004,985
Portfolio turnover rateI	44%H	60%	80%	60%	68%	70%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$51.16	$36.05	$28.90	$34.41	$25.62	$29.51
Income from Investment Operations
Net investment income (loss)A	(.10)	.20	.25	.26	.16	.26
Net realized and unrealized gain (loss)	10.18	15.17	7.13	(5.61)	8.95	(.20)
Total from investment operations	10.08	15.37	7.38	(5.35)	9.11	.06
Distributions from net investment income	(.55)	(.26)	(.23)	(.16)	(.28)	(.36)
Distributions from net realized gain	(2.16)	–	–	–	(.05)	(3.59)
Total distributions	(2.71)	(.26)	(.23)	(.16)	(.33)	(3.95)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$58.53	$51.16	$36.05	$28.90	$34.41	$25.62
Total ReturnC,D	20.18%	42.91%	25.71%	(15.63)%	36.11%	.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.93%G	.95%	.97%	.98%	1.01%	1.00%
Expenses net of fee waivers, if any	.93%G	.95%	.96%	.98%	1.01%	1.00%
Expenses net of all reductions	.93%G	.93%	.96%	.95%	.99%	.99%
Net investment income (loss)	(.33)%G	.48%	.74%	.72%	.57%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$104,541	$47,688	$27,410	$20,854	$27,880	$19,334
Portfolio turnover rateH	44%G	60%	80%	60%	68%	70%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity China Region Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$51.07	$36.00	$28.91	$32.63
Income from Investment Operations
Net investment income (loss)B	(.06)	.26	.30	.01
Net realized and unrealized gain (loss)	10.15	15.14	7.11	(3.73)
Total from investment operations	10.09	15.40	7.41	(3.72)
Distributions from net investment income	(.59)	(.33)	(.32)	–
Distributions from net realized gain	(2.16)	–	–	–
Total distributions	(2.74)C	(.33)	(.32)	–
Net asset value, end of period	$58.42	$51.07	$36.00	$28.91
Total ReturnD,E	20.25%	43.13%	25.86%	(11.40)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.81%H	.81%	.82%	.91%H
Expenses net of fee waivers, if any	.81%H	.81%	.82%	.90%H
Expenses net of all reductions	.80%H	.79%	.81%	.87%H
Net investment income (loss)	(.20)%H	.61%	.89%	.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$101,201	$71,121	$46,861	$323
Portfolio turnover rateI	44%H	60%	80%	60%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, China Region, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$876,136,430
Gross unrealized depreciation	(74,102,533)
Net unrealized appreciation (depreciation)	$802,033,897
Tax cost	$1,760,749,657

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	925,389,111	478,660,590

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$65,824	$2,467
Class M	.25%	.25%	39,576	641
Class C	.75%	.25%	76,733	17,438
			$182,133	$20,546

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$23,542
Class M	1,642
Class C(a)	2,195
$27,379

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$52,870.20
Class M	19,012.24
Class C	15,809.21
China Region	1,536,791.15
Class I	69,250.17
Class Z	21,496.04
	$1,715,228

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity China Region Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity China Region Fund	$3,655

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity China Region Fund	57,942,566	3,335,668

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity China Region Fund	$2,155

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity China Region Fund	$29,056	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $64,114 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,991.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity China Region Fund
Distributions to shareholders
Class A	$2,089,736	$125,875
Class M	603,440	2,316
Class C	569,251	–
China Region	83,672,749	7,803,466
Class I	2,974,817	196,223
Class Z	4,271,429	420,295
Total	$94,181,422	$8,548,175

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity China Region Fund
Class A
Shares sold	271,843	252,850	$16,027,991	$10,700,822
Reinvestment of distributions	37,370	3,337	1,998,564	122,352
Shares redeemed	(82,421)	(319,557)	(4,775,528)	(12,564,945)
Net increase (decrease)	226,792	(63,370)	$13,251,027	$(1,741,771)
Class M
Shares sold	73,996	44,515	$4,417,969	$1,766,098
Reinvestment of distributions	11,219	63	597,960	2,314
Shares redeemed	(31,757)	(66,503)	(1,831,600)	(2,606,169)
Net increase (decrease)	53,458	(21,925)	$3,184,329	$(837,757)
Class C
Shares sold	90,328	63,570	$5,045,289	$2,554,562
Reinvestment of distributions	10,599	–	548,200	–
Shares redeemed	(32,537)	(105,168)	(1,836,296)	(4,175,715)
Net increase (decrease)	68,390	(41,598)	$3,757,193	$(1,621,153)
China Region
Shares sold	11,345,151	9,843,654	$677,173,067	$415,483,498
Reinvestment of distributions	1,469,668	199,161	79,494,358	7,372,929
Shares redeemed	(5,214,256)	(10,708,896)	(307,129,089)	(439,021,765)
Net increase (decrease)	7,600,563	(666,081)	$449,538,336	$(16,165,338)
Class I
Shares sold	1,111,007	879,811	$65,453,077	$38,355,592
Reinvestment of distributions	47,711	4,369	2,560,644	160,612
Shares redeemed	(304,801)	(712,536)	(17,998,379)	(29,163,388)
Net increase (decrease)	853,917	171,644	$50,015,342	$9,352,816
Class Z
Shares sold	741,147	663,465	$43,660,425	$29,709,073
Reinvestment of distributions	78,962	11,468	4,227,602	420,295
Shares redeemed	(480,506)	(583,926)	(28,509,602)	(23,293,462)
Net increase (decrease)	339,603	91,007	$19,378,425	$6,835,906

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Emerging Asia Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	33.2%
China	14.6%
India	10.8%
Taiwan	10.7%
Korea (South)	10.0%
Japan	7.3%
United States of America*	5.1%
Germany	1.9%
Netherlands	1.4%
Other	5.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	100.8
Short-Term Investments and Net Other Assets (Liabilities)	(0.8)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	9.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	9.6
Bilibili, Inc. ADR (Cayman Islands, Entertainment)	5.5
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	4.5
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.4
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	2.3
Pinduoduo, Inc. ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.2
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.0
Money Forward, Inc. (Japan, Software)	1.7
45.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	33.5
Consumer Discretionary	21.8
Communication Services	18.0
Health Care	9.9
Financials	5.5
Industrials	5.0
Energy	4.5
Consumer Staples	1.9
Materials	0.7

Fidelity® Emerging Asia Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Australia - 0.6%
Afterpay Ltd. (a)	166,999	$15,135,399
Blue Sky Alternative Investments Ltd. (a)(b)	1,118,552	9

TOTAL AUSTRALIA		15,135,408

Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (a)	4,248,000	12,960,973
Huanxi Media Group Ltd. (a)	29,940,000	9,212,011

TOTAL BERMUDA		22,172,984

Cayman Islands - 33.2%
Akeso, Inc. (c)	3,011,000	20,641,209
Alibaba Group Holding Ltd. (a)	3,678,700	106,342,824
Alibaba Group Holding Ltd. sponsored ADR (a)	686,400	158,524,080
Archosaur Games, Inc. (c)	6,061,000	10,799,040
Bairong, Inc. (a)(c)	2,262,000	5,794,960
BC Technology Group Ltd. (a)	3,113,500	7,920,281
Bilibili, Inc. ADR (a)(d)	1,370,800	151,966,888
Boqii Holding Ltd. ADR (a)	860,900	4,037,621
Frontage Holdings Corp. (a)(c)	16,578,000	11,289,964
Innovent Biologics, Inc. (a)(c)	1,161,500	12,620,205
iQIYI, Inc. ADR (a)(d)	1,165,400	17,143,034
Jacobio Pharmaceuticals Group Co. Ltd. (c)	1,456,200	3,561,881
JOYY, Inc. ADR	189,800	18,042,388
Kangji Medical Holdings Ltd.	1,842,000	3,073,261
Kuaishou Technology Class B (c)	349,500	11,833,349
Meituan Class B (a)(c)	1,459,772	56,002,324
Microport Cardioflow Medtech Corp. (c)	4,889,000	10,989,275
New Horizon Health Ltd. (c)	1,239,500	11,010,331
Pinduoduo, Inc. ADR (a)	456,400	61,125,652
Pop Mart International Group Ltd. (c)	1,064,200	8,809,251
RLX Technology, Inc. ADR (d)	944,000	10,280,160
Sea Ltd. ADR (a)	41,100	10,379,394
TAL Education Group ADR (a)	250,268	14,252,763
Tencent Holdings Ltd.	1,183,240	94,389,468
Wuxi Biologics (Cayman), Inc. (a)(c)	2,206,500	30,974,395
Xinyi Solar Holdings Ltd.	7,636,000	12,779,505
Yatsen Holding Ltd. ADR (d)	1,488,900	15,514,338
Zai Lab Ltd. (a)	16,700	2,776,603
Zai Lab Ltd. ADR (a)	152,700	25,380,267
Zhaoke Ophthalmology Ltd. (a)(c)	1,205,500	1,939,912

TOTAL CAYMAN ISLANDS		910,194,623

China - 14.5%
Anhui Korrun Co. Ltd. (A Shares)	1,887,761	6,663,372
AVIC Jonhon OptronicTechnology Co. Ltd.	737,000	7,762,209
Beijing Enlight Media Co. Ltd. (A Shares)	17,346,035	34,860,881
Beijing Shiji Information Technology Co. Ltd. (A Shares)	4,621,506	20,382,173
Beijing Sinohytec Co. Ltd. (A Shares)	614,843	25,577,697
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	1,668,290	9,323,972
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	782,897	18,928,124
Joinn Laboratories China Co. Ltd.:
(A Series)	663,950	15,646,184
(H Shares) (c)	20,200	364,069
Leader Harmonious Drive Systems Co. Ltd. (A Shares) (a)	638,800	13,153,941
LONGi Green Energy Technology Co. Ltd.	1,017,039	15,616,541
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	1,653,406	30,330,109
Pharmaron Beijing Co. Ltd. (A Shares)	1,042,879	26,128,763
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	1,473,500	17,909,165
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,224,888	16,925,347
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	179,989	12,966,381
Sungrow Power Supply Co. Ltd. (A Shares)	1,731,942	24,052,149
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	291,500	2,587,484
Weichai Power Co. Ltd. (A Shares)	5,743,346	16,067,351
Weihai Guangwei Composites Co. Ltd. (A Shares)	1,133,560	11,058,054
WuXi AppTec Co. Ltd. (H Shares) (c)	1,173,560	27,753,593
Zhejiang Huace Film & Television Co. Ltd. (A Shares)	29,210,400	28,472,638
Zhejiang Shuanghuan Driveline Co. Ltd.	7,371,814	14,120,722

TOTAL CHINA		396,650,919

Germany - 1.9%
Delivery Hero AG (a)(c)	233,000	36,990,407
Shop Apotheke Europe NV (a)(c)	77,200	15,936,112

TOTAL GERMANY		52,926,519

Hong Kong - 0.3%
Antengene Corp. (c)	1,924,500	4,162,286
Antengene Corp.	904,300	1,858,019
Antengene Corp.	1,654,086	3,398,566

TOTAL HONG KONG		9,418,871

India - 10.8%
Amber Enterprises India Ltd.	126,500	5,294,193
Asian Paints Ltd.	211,600	7,247,346
Aster DM Healthcare Ltd. (a)(c)	979,760	1,892,575
Barbeque Nation Hospitality Ltd. (a)	80,419	676,430
Computer Age Management Services Private Ltd.	874,085	27,421,754
Dixon Technologies India Ltd. (a)	266,000	15,092,550
HDFC Asset Management Co. Ltd. (c)	711,024	26,656,559
HDFC Bank Ltd. (a)	1,370,038	26,036,846
HDFC Bank Ltd. sponsored ADR (a)	141,000	9,909,480
HDFC Standard Life Insurance Co. Ltd. (a)(c)	3,000,426	26,947,314
Indian Energy Exchange Ltd. (c)	1,278,100	6,391,794
Kotak Mahindra Bank Ltd. (a)	410,700	9,698,632
Page Industries Ltd.	21,054	8,432,574
Reliance Industries Ltd.	4,621,854	124,478,939
Reliance Industries Ltd.	86,056	1,248,105

TOTAL INDIA		297,425,091

Indonesia - 0.5%
PT Bank Central Asia Tbk	6,178,077	13,696,983
Japan - 7.3%
BASE, Inc. (a)(d)	1,934,500	32,268,218
Freee KK (a)	323,600	27,477,427
Hennge K.K. (a)(d)	406,100	28,983,256
Lifenet Insurance Co. (a)	1,044,490	12,500,621
Money Forward, Inc. (a)	854,855	45,758,091
Rakus Co. Ltd.	911,700	18,694,480
Uzabase, Inc. (a)	596,300	14,867,943
Yume No Machi Souzou Iinkai Co. Ltd. (a)(d)	500,300	9,384,344
Z Holdings Corp.	2,413,500	11,152,141

TOTAL JAPAN		201,086,521

Korea (South) - 9.2%
ASTORY Co. Ltd. (a)	295,500	10,014,889
Doosan Fuel Cell Co. Ltd. (a)	429,450	17,319,629
Kakao Corp.	261,950	26,586,655
Samsung Electronics Co. Ltd.	1,626,950	118,571,758
SK Hynix, Inc.	548,876	62,825,167
SK IE Technology Co. Ltd. (a)(c)(e)	9,000	845,048
Studio Dragon Corp. (a)	176,400	16,294,774

TOTAL KOREA (SOUTH)		252,457,920

Mauritius - 1.2%
MakeMyTrip Ltd. (a)(d)	1,183,778	32,459,193
Netherlands - 1.4%
ASML Holding NV (Netherlands)	19,655	12,758,886
NXP Semiconductors NV	65,900	12,686,409
Yandex NV Series A (a)	218,900	14,348,895

TOTAL NETHERLANDS		39,794,190

Poland - 0.6%
CD Projekt RED SA (d)	349,250	15,988,877
Switzerland - 0.6%
Compagnie Financiere Richemont SA warrants 11/22/23 (a)	236,700	101,082
Dufry AG (a)	244,405	16,083,978

TOTAL SWITZERLAND		16,185,060

Taiwan - 10.7%
eMemory Technology, Inc.	470,000	17,323,314
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,345,000	13,885,132
Taiwan Semiconductor Manufacturing Co. Ltd.	8,429,892	177,454,122
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	734,800	85,780,552

TOTAL TAIWAN		294,443,120

United Kingdom - 0.2%
Deliveroo Holdings PLC (a)(c)(d)	407,500	1,508,245
Trustpilot Group PLC (a)(c)	651,700	2,817,095

TOTAL UNITED KINGDOM		4,325,340

United States of America - 5.9%
ANSYS, Inc. (a)	46,500	17,003,190
Array Technologies, Inc.	362,500	10,208,000
Aspen Technology, Inc. (a)	110,400	14,444,736
Lam Research Corp.	20,917	12,977,953
Micron Technology, Inc. (a)	326,100	28,067,427
New Frontier Health Corp. (a)(d)	463,500	5,168,025
NVIDIA Corp.	40,000	24,015,200
ON Semiconductor Corp. (a)	470,900	18,365,100
PTC, Inc. (a)	173,100	22,665,714
Smart Share Global Ltd. ADR (a)(d)	762,700	5,781,266
Space Exploration Technologies Corp. Class A (a)(b)(f)	1,100	461,989
Zhihu, Inc. ADR (a)(d)	233,000	2,227,480

TOTAL UNITED STATES OF AMERICA		161,386,080

Vietnam - 0.2%
Vietnam Dairy Products Corp.	1,043,400	4,222,121
TOTAL COMMON STOCKS
(Cost $2,058,219,669)		2,739,969,820

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (b)(f)	23,366	2,560,310
dMed Biopharmaceutical Co. Ltd. Series C (b)(f)	128,423	1,776,090
		4,336,400
Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	332,330	21,783,264
TOTAL PREFERRED STOCKS
(Cost $16,444,835)		26,119,664

Money Market Funds - 10.1%
Fidelity Cash Central Fund 0.04% (g)	18,658,756	18,662,487
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	258,340,909	258,366,743
TOTAL MONEY MARKET FUNDS
(Cost $277,029,230)		277,029,230
TOTAL INVESTMENT IN SECURITIES - 110.9%
(Cost $2,351,693,734)		3,043,118,714
NET OTHER ASSETS (LIABILITIES) - (10.9)%		(299,789,444)
NET ASSETS - 100%		$2,743,329,270

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,118,677 or 12.8% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,798,389 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$2,560,310
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,824,011
Space Exploration Technologies Corp. Class A	2/16/21	$461,989

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,423
Fidelity Securities Lending Cash Central Fund	679,150
Total	$701,573

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $53,158,830. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $828,368,971 and $623,161,058, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$494,450,178	$384,071,833	$110,378,345	$--
Consumer Discretionary	603,196,680	480,769,878	122,426,802	--
Consumer Staples	47,925,784	43,703,663	4,222,121	--
Energy	125,727,044	125,727,044	--	--
Financials	152,501,141	126,464,286	26,036,846	9
Health Care	269,848,435	229,064,762	39,007,583	1,776,090
Industrials	137,842,487	137,380,498	--	461,989
Information Technology	915,447,287	722,673,969	190,213,008	2,560,310
Materials	19,150,448	18,305,400	845,048	--
Money Market Funds	277,029,230	277,029,230	--	--
Total Investments in Securities:	$3,043,118,714	$2,545,190,563	$493,129,753	$4,798,398

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $243,981,221) — See accompanying schedule: Unaffiliated issuers (cost $2,074,664,504)	$2,766,089,484
Fidelity Central Funds (cost $277,029,230)	277,029,230
Total Investment in Securities (cost $2,351,693,734)		$3,043,118,714
Foreign currency held at value (cost $1,232,600)		1,233,094
Receivable for investments sold		17,547,602
Receivable for fund shares sold		1,947,966
Dividends receivable		770,175
Distributions receivable from Fidelity Central Funds		139,449
Prepaid expenses		501
Other receivables		652,398
Total assets		3,065,409,899
Liabilities
Payable for investments purchased
Regular delivery	$22,927,528
Delayed delivery	853,498
Payable for fund shares redeemed	29,665,520
Accrued management fee	1,805,651
Other affiliated payables	466,449
Other payables and accrued expenses	7,994,011
Collateral on securities loaned	258,367,972
Total liabilities		322,080,629
Net Assets		$2,743,329,270
Net Assets consist of:
Paid in capital		$1,896,468,938
Total accumulated earnings (loss)		846,860,332
Net Assets		$2,743,329,270
Net Asset Value, offering price and redemption price per share ($2,743,329,270 ÷ 39,149,545 shares)		$70.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$5,421,429
Special dividends		2,747,442
Income from Fidelity Central Funds (including $679,150 from security lending)		701,573
Income before foreign taxes withheld		8,870,444
Less foreign taxes withheld		(1,387,794)
Total income		7,482,650
Expenses
Management fee
Basic fee	$8,588,872
Performance adjustment	1,247,183
Transfer agent fees	1,899,426
Accounting fees	552,286
Custodian fees and expenses	370,074
Independent trustees' fees and expenses	4,698
Registration fees	159,463
Audit	38,376
Legal	1,954
Interest	2,410
Miscellaneous	3,923
Total expenses before reductions	12,868,665
Expense reductions	(307,724)
Total expenses after reductions		12,560,941
Net investment income (loss)		(5,078,291)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,402,661)	170,455,564
Fidelity Central Funds	6,545
Foreign currency transactions	(248,547)
Total net realized gain (loss)		170,213,562
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,281,947)	242,519,272
Assets and liabilities in foreign currencies	(4,249)
Total change in net unrealized appreciation (depreciation)		242,515,023
Net gain (loss)		412,728,585
Net increase (decrease) in net assets resulting from operations		$407,650,294

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,078,291)	$(2,757,370)
Net realized gain (loss)	170,213,562	292,368,377
Change in net unrealized appreciation (depreciation)	242,515,023	190,645,318
Net increase (decrease) in net assets resulting from operations	407,650,294	480,256,325
Distributions to shareholders	(263,140,424)	(61,694,228)
Share transactions
Proceeds from sales of shares	1,337,861,997	382,512,284
Reinvestment of distributions	244,049,572	56,885,103
Cost of shares redeemed	(561,873,687)	(272,798,218)
Net increase (decrease) in net assets resulting from share transactions	1,020,037,882	166,599,169
Total increase (decrease) in net assets	1,164,547,752	585,161,266
Net Assets
Beginning of period	1,578,781,518	993,620,252
End of period	$2,743,329,270	$1,578,781,518
Other Information
Shares
Sold	18,493,061	6,985,258
Issued in reinvestment of distributions	3,825,228	1,329,091
Redeemed	(7,990,772)	(5,557,270)
Net increase (decrease)	14,327,517	2,757,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Asia Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$63.60	$45.03	$36.69	$43.94	$33.37	$31.20
Income from Investment Operations
Net investment income (loss)A	(.14)B	(.12)	.34	.41	.40	.39
Net realized and unrealized gain (loss)	16.24	21.49	9.27	(7.27)	10.56	1.91
Total from investment operations	16.10	21.37	9.61	(6.86)	10.96	2.30
Distributions from net investment income	–	(.29)C	(.39)	(.37)	(.34)	(.13)
Distributions from net realized gain	(9.63)	(2.51)C	(.88)	(.02)	(.05)	–
Total distributions	(9.63)	(2.80)	(1.27)	(.39)	(.39)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$70.07	$63.60	$45.03	$36.69	$43.94	$33.37
Total ReturnE,F	26.81%	50.46%	26.95%	(15.75)%	33.28%	7.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.13%	1.11%	1.02%	1.10%	1.16%
Expenses net of fee waivers, if any	1.01%I	1.13%	1.11%	1.02%	1.10%	1.16%
Expenses net of all reductions	.99%I	1.10%	1.11%	1.00%	1.08%	1.16%
Net investment income (loss)	(.51)%B,I	(.24)%	.82%	.93%	1.07%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,743,329	$1,578,782	$993,620	$913,940	$1,286,331	$922,265
Portfolio turnover rateJ	70%I	114%	61%K	36%	40%	77%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been (.62) %.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended October 31, 2020.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$821,099,765
Gross unrealized depreciation	(131,086,398)
Net unrealized appreciation (depreciation)	$690,013,367
Tax cost	$2,353,105,347

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	1,637,262,983	844,234,261

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period). For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Asia Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Asia Fund	$10,395

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Asia Fund	Borrower	$8,688,000.29%		$1,536

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Asia Fund	91,347,300	12,939,539

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,452.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Emerging Asia Fund	$2,331

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Asia Fund	$25,781	$21,722	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Asia Fund	$6,991,375.56%		$874

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $304,611 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,102.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	23.2%
India	11.6%
China	10.7%
Taiwan	9.9%
United States of America*	8.5%
Korea (South)	7.1%
Brazil	5.1%
France	3.4%
South Africa	2.7%
Other	17.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.3

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.4
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	6.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.7
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.7
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.7
Kweichow Moutai Co. Ltd. (A Shares) (China, Beverages)	2.1
Pinduoduo, Inc. ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.0
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.9
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.6
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	1.6
37.5

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	23.3
Consumer Discretionary	18.0
Communication Services	14.9
Financials	14.7
Health Care	8.2
Industrials	5.8
Consumer Staples	4.7
Energy	4.4
Materials	2.6
Real Estate	1.2

Fidelity® Emerging Markets Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.6%
Lynas Rare Earths Ltd. (a)	11,848,310	$50,200,401
Bermuda - 0.4%
Credicorp Ltd. (United States)	88,679	10,588,273
VEF Ltd. (depository receipt)(a)(b)	41,462,562	19,346,306

TOTAL BERMUDA		29,934,579

Brazil - 5.1%
Atacadao SA	17,996,300	71,958,034
B3 SA - Brasil Bolsa Balcao	6,618,000	62,743,716
Boa Vista Servicos SA	16,305,938	40,524,326
Hapvida Participacoes e Investimentos SA (c)	22,150,200	58,881,801
Localiza Rent A Car SA	4,598,345	54,431,307
Rumo SA (a)	17,160,667	63,183,023
Suzano Papel e Celulose SA (a)	5,163,400	65,273,824

TOTAL BRAZIL		416,996,031

British Virgin Islands - 0.1%
Fix Price Group Ltd. unit (a)(c)	853,300	7,982,622
Canada - 0.6%
First Quantum Minerals Ltd.	2,245,700	51,759,900
Cayman Islands - 23.2%
Alibaba Group Holding Ltd. (a)	19,067,232	551,190,174
Chailease Holding Co. Ltd.	12,134,000	87,710,431
Hansoh Pharmaceutical Group Co. Ltd. (c)	10,788,000	46,594,883
JD Health International, Inc. (c)	3,434,800	53,504,657
JOYY, Inc. ADR	503,300	47,843,698
NetEase, Inc. ADR	923,200	103,453,792
New Oriental Education & Technology Group, Inc. (a)	5,607,970	86,192,221
Pinduoduo, Inc. ADR (a)	1,213,800	162,564,234
Sea Ltd. ADR (a)	318,000	80,307,720
Shenzhou International Group Holdings Ltd.	2,971,900	65,378,816
Tencent Holdings Ltd.	6,878,800	548,735,903
Zai Lab Ltd. ADR (a)	286,400	47,602,544

TOTAL CAYMAN ISLANDS		1,881,079,073

China - 10.6%
Angel Yeast Co. Ltd. (A Shares)	7,754,920	70,343,539
AVIC Jonhon OptronicTechnology Co. Ltd.	4,245,004	44,709,102
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares)	8,539,692	47,727,822
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	2,824,100	55,480,372
Kweichow Moutai Co. Ltd. (A Shares)	552,933	171,408,803
Midea Group Co. Ltd. (A Shares)	4,647,048	57,550,604
OPT Machine Vision Tech Co. Ltd. (A Shares)	961,600	48,422,394
Ping An Insurance Group Co. of China Ltd. (H Shares)	11,498,500	125,359,795
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	6,044,599	46,220,383
Shenzhen Expressway Co. Ltd. (H Shares)	31,374,640	32,555,064
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,353,256	97,488,366
Sinopharm Group Co. Ltd. (H Shares)	21,017,200	65,207,366

TOTAL CHINA		862,473,610

France - 3.4%
Dassault Systemes SA	256,976	59,611,786
Hermes International SCA	54,919	68,931,528
LVMH Moet Hennessy Louis Vuitton SE	110,999	83,621,152
Sartorius Stedim Biotech	140,600	64,571,886

TOTAL FRANCE		276,736,352

Hong Kong - 1.9%
AIA Group Ltd.	5,107,800	64,831,140
Hong Kong Exchanges and Clearing Ltd.	541,474	32,762,741
Hysan Development Co. Ltd.	15,208,000	57,266,776

TOTAL HONG KONG		154,860,657

Hungary - 0.6%
Richter Gedeon PLC	1,830,900	52,404,409
India - 11.6%
Adani Ports & Special Economic Zone Ltd. (a)	6,530,700	64,381,035
Burger King India Ltd.	9,881,850	17,327,098
FSN E-Commerce Ventures Pvt Ltd. (d)(e)	56,464	8,209,220
HDFC Bank Ltd. (a)	3,949,194	75,052,338
Housing Development Finance Corp. Ltd.	3,986,246	130,269,583
Kotak Mahindra Bank Ltd. (a)	4,224,348	99,757,475
Larsen & Toubro Ltd.	3,975,200	71,954,046
Petronet LNG Ltd.	22,316,300	72,308,368
Power Grid Corp. of India Ltd.	24,348,800	72,351,002
Reliance Industries Ltd.	6,875,818	185,184,241
Reliance Industries Ltd.	458,387	6,648,174
Reliance Industries Ltd. sponsored GDR (c)	624,200	33,769,220
Tata Consultancy Services Ltd.	2,378,500	97,499,069
Zomato Pvt Ltd. (d)(e)	7,510,700	5,903,590

TOTAL INDIA		940,614,459

Indonesia - 1.7%
PT Bank Central Asia Tbk	44,684,800	99,067,547
PT Bank Rakyat Indonesia Tbk	143,527,894	40,241,466

TOTAL INDONESIA		139,309,013

Japan - 1.3%
Hoya Corp.	568,800	64,717,980
Tokyo Electron Ltd.	92,600	40,940,910

TOTAL JAPAN		105,658,890

Kenya - 1.3%
Safaricom Ltd.	281,912,900	105,472,281
Korea (South) - 7.1%
Kakao Corp.	947,500	96,166,658
NAVER Corp.	301,990	97,082,488
Samsung Electronics Co. Ltd.	5,278,887	384,724,121

TOTAL KOREA (SOUTH)		577,973,267

Luxembourg - 0.7%
Globant SA (a)	237,572	54,446,751
Mexico - 0.8%
Banco del Bajio SA (c)	20,610,277	32,680,165
Grupo Aeroportuario Norte S.A.B. de CV (a)	5,637,411	35,053,971

TOTAL MEXICO		67,734,136

Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	42,316,000	61,449,516
Netherlands - 2.6%
ASML Holding NV (Netherlands)	152,400	98,929,239
Ferrari NV	227,000	48,439,530
Yandex NV Series A (a)(f)	946,887	62,068,443

TOTAL NETHERLANDS		209,437,212

Philippines - 0.5%
Ayala Land, Inc.	59,726,900	39,805,571
Russia - 2.0%
Lukoil PJSC sponsored ADR	789,600	60,546,528
Sberbank of Russia	26,070,510	102,997,671

TOTAL RUSSIA		163,544,199

Saudi Arabia - 1.3%
Al Rajhi Bank	3,968,000	104,643,806
South Africa - 2.7%
Clicks Group Ltd.	3,983,000	66,518,366
Naspers Ltd. Class N	677,812	154,256,462

TOTAL SOUTH AFRICA		220,774,828

Taiwan - 9.9%
E.SUN Financial Holdings Co. Ltd.	54,520,525	52,579,286
eMemory Technology, Inc.	2,289,000	84,368,223
Taiwan Semiconductor Manufacturing Co. Ltd.	28,326,000	596,278,747
Voltronic Power Technology Corp.	1,474,868	67,291,347

TOTAL TAIWAN		800,517,603

United Kingdom - 0.6%
Prudential PLC	2,308,900	48,889,303
United States of America - 7.2%
Adobe, Inc. (a)	133,678	67,953,875
Aspen Technology, Inc. (a)	395,600	51,760,304
Lam Research Corp.	104,608	64,904,034
Maravai LifeSciences Holdings, Inc.	1,597,700	62,166,507
Micron Technology, Inc. (a)	831,800	71,593,026
NVIDIA Corp.	211,377	126,906,523
Thermo Fisher Scientific, Inc.	103,638	48,733,697
Yum China Holdings, Inc.	1,489,600	93,725,632

TOTAL UNITED STATES OF AMERICA		587,743,598

TOTAL COMMON STOCKS
(Cost $5,035,398,546)		8,012,442,067

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)
(Cost $9,341,528)	85,253	9,341,528

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.04% (g)	83,837,362	83,854,129
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	10,850,390	10,851,475
TOTAL MONEY MARKET FUNDS
(Cost $94,705,604)		94,705,604
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $5,139,445,678)		8,116,489,199
NET OTHER ASSETS (LIABILITIES) - 0.1%		8,507,077
NET ASSETS - 100%		$8,124,996,276

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,893,720 or 3.6% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,454,338 or 0.3% of net assets.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$9,341,528
FSN E-Commerce Ventures Pvt Ltd.	10/7/20 - 10/26/20	$4,649,356
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$5,294,724

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,528
Fidelity Securities Lending Cash Central Fund	45,356
Total	$121,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
VEF Ltd. (depository receipt)	$10,054,202	$3,098,030	$--	$--	$--	$6,194,074	$19,346,306
Total	$10,054,202	$3,098,030	$--	$--	$--	$6,194,074	$19,346,306

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,202,580,499	$653,844,596	$548,735,903	$--
Consumer Discretionary	1,464,777,540	510,025,905	940,638,825	14,112,810
Consumer Staples	380,228,742	380,228,742	--	--
Energy	358,456,531	358,456,531	--	--
Financials	1,189,521,042	772,390,795	417,130,247	--
Health Care	663,849,811	663,849,811	--	--
Industrials	477,101,941	477,101,941	--	--
Information Technology	1,902,389,632	1,197,840,118	695,207,986	9,341,528
Materials	213,454,508	213,454,508	--	--
Real Estate	97,072,347	97,072,347	--	--
Utilities	72,351,002	72,351,002	--	--
Money Market Funds	94,705,604	94,705,604	--	--
Total Investments in Securities:	$8,116,489,199	$5,491,321,900	$2,601,712,961	$23,454,338

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,271,685) — See accompanying schedule: Unaffiliated issuers (cost $5,031,311,424)	$8,002,437,289
Fidelity Central Funds (cost $94,705,604)	94,705,604
Other affiliated issuers (cost $13,428,650)	19,346,306
Total Investment in Securities (cost $5,139,445,678)		$8,116,489,199
Foreign currency held at value (cost $7,100,069)		7,099,700
Receivable for investments sold		37,737,662
Receivable for fund shares sold		10,183,017
Dividends receivable		7,862,844
Distributions receivable from Fidelity Central Funds		5,215
Prepaid expenses		1,969
Other receivables		2,068,524
Total assets		8,181,448,130
Liabilities
Payable for investments purchased	$10,904,103
Payable for fund shares redeemed	7,281,893
Accrued management fee	4,523,999
Other affiliated payables	1,003,275
Other payables and accrued expenses	21,887,109
Collateral on securities loaned	10,851,475
Total liabilities		56,451,854
Net Assets		$8,124,996,276
Net Assets consist of:
Paid in capital		$4,924,540,182
Total accumulated earnings (loss)		3,200,456,094
Net Assets		$8,124,996,276
Net Asset Value and Maximum Offering Price
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($6,473,716,934 ÷ 136,332,303 shares)		$47.48
Class K:
Net Asset Value, offering price and redemption price per share ($1,651,279,342 ÷ 34,748,920 shares)		$47.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$39,322,383
Income from Fidelity Central Funds (including $45,356 from security lending)		121,884
Income before foreign taxes withheld		39,444,267
Less foreign taxes withheld		(5,563,449)
Total income		33,880,818
Expenses
Management fee	$24,923,994
Transfer agent fees	4,856,120
Accounting fees	831,191
Custodian fees and expenses	1,050,120
Independent trustees' fees and expenses	14,623
Registration fees	204,102
Audit	72,775
Legal	6,753
Miscellaneous	13,402
Total expenses before reductions	31,973,080
Expense reductions	(488,226)
Total expenses after reductions		31,484,854
Net investment income (loss)		2,395,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	265,480,161
Fidelity Central Funds	(3,773)
Foreign currency transactions	(1,102,645)
Total net realized gain (loss)		264,373,743
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $15,048,619)	873,933,620
Affiliated issuers	6,194,074
Assets and liabilities in foreign currencies	20,256
Total change in net unrealized appreciation (depreciation)		880,147,950
Net gain (loss)		1,144,521,693
Net increase (decrease) in net assets resulting from operations		$1,146,917,657

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,395,964	$20,943,612
Net realized gain (loss)	264,373,743	149,980,434
Change in net unrealized appreciation (depreciation)	880,147,950	815,006,813
Net increase (decrease) in net assets resulting from operations	1,146,917,657	985,930,859
Distributions to shareholders	(94,102,390)	(76,670,557)
Share transactions - net increase (decrease)	1,318,553,126	720,715,607
Total increase (decrease) in net assets	2,371,368,393	1,629,975,909
Net Assets
Beginning of period	5,753,627,883	4,123,651,974
End of period	$8,124,996,276	$5,753,627,883

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.26	$33.03	$26.66	$31.37	$24.25	$22.55
Income from Investment Operations
Net investment income (loss)A	.01	.15	.61B	.24	.22	.14
Net realized and unrealized gain (loss)	7.84	7.68	5.98	(4.76)	7.05	1.66
Total from investment operations	7.85	7.83	6.59	(4.52)	7.27	1.80
Distributions from net investment income	(.09)	(.60)	(.22)	(.16)	(.15)	(.11)
Distributions from net realized gain	(.54)	–	–C	(.03)	–	–
Total distributions	(.63)	(.60)	(.22)	(.19)	(.15)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	.01
Net asset value, end of period	$47.48	$40.26	$33.03	$26.66	$31.37	$24.25
Total ReturnD,E	19.62%	24.09%	24.91%	(14.51)%	30.21%	8.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%H	.92%	.94%	.96%	.97%	1.01%
Expenses net of fee waivers, if any	.89%H	.92%	.94%	.96%	.97%	1.01%
Expenses net of all reductions	.88%H	.91%	.92%	.92%	.96%	1.00%
Net investment income (loss)	.04%H	.43%	2.02%B	.75%	.83%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$6,473,717	$4,526,531	$3,104,887	$3,493,583	$3,933,401	$3,014,957
Portfolio turnover rateI	37%H	34%	85%J	86%	81%	79%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.30	$33.07	$26.70	$31.41	$24.28	$22.58
Income from Investment Operations
Net investment income (loss)A	.04	.19	.65B	.28	.26	.18
Net realized and unrealized gain (loss)	7.85	7.69	5.99	(4.76)	7.06	1.66
Total from investment operations	7.89	7.88	6.64	(4.48)	7.32	1.84
Distributions from net investment income	(.12)	(.65)	(.26)	(.20)	(.19)	(.15)
Distributions from net realized gain	(.54)	–	–C	(.03)	–	–
Total distributions	(.67)D	(.65)	(.27)D	(.23)	(.19)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	.01
Net asset value, end of period	$47.52	$40.30	$33.07	$26.70	$31.41	$24.28
Total ReturnE,F	19.69%	24.24%	25.08%	(14.39)%	30.44%	8.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.80%	.80%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.78%I	.80%	.80%	.82%	.82%	.84%
Expenses net of all reductions	.77%I	.79%	.79%	.78%	.81%	.83%
Net investment income (loss)	.15%I	.55%	2.15%B	.89%	.98%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$1,651,279	$1,227,097	$1,018,765	$870,859	$924,783	$658,276
Portfolio turnover rateJ	37%I	34%	85%K	86%	81%	79%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,062,063,560
Gross unrealized depreciation	(93,063,109)
Net unrealized appreciation (depreciation)	$2,969,000,451
Tax cost	$5,147,488,748

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	2,568,803,583	1,291,092,491

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Emerging Markets	$4,529,185.16
Class K	326,935.04
	$4,856,120

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Fund	$4,184

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Fund	58,812,786	4,280,787

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Emerging Markets Fund	$6,956

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Fund	$639	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $477,828 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $408.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,990.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Emerging Markets Fund
Distributions to shareholders
Emerging Markets	$73,337,964	$57,031,002
Class K	20,764,426	19,639,555
Total	$94,102,390	$76,670,557

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Emerging Markets Fund
Emerging Markets
Shares sold	32,330,892	43,168,611	$1,513,930,967	$1,531,210,661
Reinvestment of distributions	1,357,618	1,515,070	60,020,270	50,270,030
Shares redeemed	(9,777,831)	(26,256,594)	(458,040,979)	(856,791,443)
Net increase (decrease)	23,910,679	18,427,087	$1,115,910,258	$724,689,248
Class K
Shares sold	8,323,509	10,051,612	$390,345,161	$349,351,112
Reinvestment of distributions	469,461	591,909	20,764,260	19,639,530
Shares redeemed	(4,493,038)	(11,002,042)	(208,466,553)	(372,964,283)
Net increase (decrease)	4,299,932	(358,521)	$202,642,868	$(3,973,641)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Emerging Markets Fund	22%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

13. Reorganization.

Subsequent to period end, on May 14, 2021, the Fidelity Emerging Markets Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). In addition, the Board approved the creation of additional classes of shares that commenced operations on May 11, 2021. The reorganization was accomplished by an exchange of each class of Fidelity Emerging Markets Fund for corresponding shares then outstanding of the Target Fund at their net asset value on the reorganization date. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund net assets of $78,683,491, including securities of $56,236,270 and unrealized appreciation of $7,237,677, were combined with Fidelity Emerging Markets Fund net assets of $7,934,554,249 for total net assets after the reorganization of $8,013,237,740.

Fidelity® Europe Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United Kingdom	18.4%
Sweden	13.9%
Netherlands	9.4%
Switzerland	8.8%
Germany	8.3%
France	6.4%
Finland	4.7%
Norway	4.7%
Denmark	4.0%
Other*	21.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	3.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.5
Prudential PLC (United Kingdom, Insurance)	2.8
Sanofi SA (France, Pharmaceuticals)	2.6
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.6
Diageo PLC (United Kingdom, Beverages)	2.3
Swedish Match Co. AB (Sweden, Tobacco)	2.1
Dustin Group AB (Sweden, Internet & Direct Marketing Retail)	2.1
Swedbank AB (A Shares) (Sweden, Banks)	2.1
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	1.9
25.9

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	16.2
Health Care	15.0
Industrials	14.8
Consumer Discretionary	13.6
Consumer Staples	10.2
Materials	7.6
Information Technology	7.3
Communication Services	5.1
Energy	4.0
Real Estate	3.0

Fidelity® Europe Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Belgium - 1.9%
Fagron NV	132,187	$2,965,481
KBC Groep NV	120,300	9,346,034
UCB SA	82,000	7,596,922

TOTAL BELGIUM		19,908,437

Bermuda - 1.9%
Hiscox Ltd. (a)	833,314	9,344,888
Lancashire Holdings Ltd.	1,103,715	10,837,671

TOTAL BERMUDA		20,182,559

Denmark - 4.0%
A.P. Moller - Maersk A/S Series B	3,412	8,487,787
GN Store Nord A/S	112,800	10,183,257
ORSTED A/S (b)	108,000	15,752,837
Tryg A/S	352,400	8,064,510

TOTAL DENMARK		42,488,391

Finland - 4.7%
Elisa Corp. (A Shares)	220,000	12,481,519
Nokian Tyres PLC	440,100	16,391,835
Stora Enso Oyj (R Shares)	409,700	7,846,510
UPM-Kymmene Corp.	350,000	13,696,633

TOTAL FINLAND		50,416,497

France - 6.4%
ALD SA (b)	378,377	5,950,141
Sanofi SA	267,500	28,045,337
The Vicat Group	110,000	5,527,945
Total SA	327,807	14,488,351
Worldline SA/France (a)(b)	140,000	13,739,553

TOTAL FRANCE		67,751,327

Germany - 8.3%
Auto1 Group SE (b)	116,000	6,554,667
Delivery Hero AG (a)(b)	53,800	8,541,133
Deutsche Post AG	300,000	17,669,155
Instone Real Estate Group BV (b)	502,055	14,908,812
JOST Werke AG (b)	210,040	13,838,128
LEG Immobilien AG	70,739	9,839,818
Merck KGaA	75,000	13,178,163
Talanx AG	81,300	3,428,822

TOTAL GERMANY		87,958,698

Hungary - 0.7%
Richter Gedeon PLC	267,900	7,667,891
Ireland - 2.8%
Dalata Hotel Group PLC	1,100,000	5,964,362
Flutter Entertainment PLC	8,100	1,660,077
Irish Residential Properties REIT PLC	4,085,947	7,987,448
UDG Healthcare PLC (United Kingdom)	1,175,800	13,916,297

TOTAL IRELAND		29,528,184

Israel - 0.7%
NICE Systems Ltd. (a)	30,000	7,247,987
Italy - 3.6%
BFF Bank SpA (b)	2,001,700	17,928,751
MARR SpA	277,184	6,201,679
Prada SpA	2,337,100	14,547,171

TOTAL ITALY		38,677,601

Luxembourg - 2.3%
Stabilus SA	171,100	13,370,823
Subsea 7 SA	1,100,000	11,163,864

TOTAL LUXEMBOURG		24,534,687

Malta - 1.0%
Kambi Group PLC (a)	210,767	10,660,906
Netherlands - 9.4%
ASM International NV (Netherlands)	41,800	12,709,249
ASML Holding NV (Netherlands)	27,900	18,111,062
ASR Nederland NV	193,100	8,452,744
Corbion NV	80,000	4,685,890
Heineken NV (Bearer)	119,800	13,890,210
Intertrust NV (b)	786,719	14,565,827
Koninklijke Philips Electronics NV	200,000	11,308,631
RHI Magnesita NV	263,942	16,549,076

TOTAL NETHERLANDS		100,272,689

Norway - 4.7%
Kongsberg Gruppen ASA	610,000	15,389,236
Schibsted ASA:
(A Shares)	168,533	8,491,439
(B Shares)	185,500	8,134,010
TGS Nopec Geophysical Co. ASA	1,120,283	17,058,610
Volue A/S	114,300	659,106

TOTAL NORWAY		49,732,401

South Africa - 1.9%
Naspers Ltd. Class N	86,500	19,685,671
Spain - 1.7%
Aena Sme SA (a)(b)	59,000	10,263,969
Prosegur Cash SA (b)	8,817,139	7,950,304

TOTAL SPAIN		18,214,273

Sweden - 13.9%
Alfa Laval AB	310,000	10,487,682
Dustin Group AB (b)	1,799,954	22,474,043
Ericsson (B Shares)	815,200	11,196,069
Hemnet Group AB (a)	10,400	196,561
HEXPOL AB (B Shares)	1,405,300	17,272,530
Securitas AB (B Shares) (c)	632,700	10,795,934
Stillfront Group AB (a)	984,000	10,060,209
Swedbank AB (A Shares)	1,267,400	22,268,261
Swedish Match Co. AB	275,200	22,573,711
VNV Global AB (a)	1,549,670	19,111,050
VNV Global AB warrants 8/10/23 (a)	338,136	698,995

TOTAL SWEDEN		147,135,045

Switzerland - 8.8%
Dufry AG (a)	42,508	2,797,397
Nestle SA (Reg. S)	349,160	41,665,510
Roche Holding AG (participation certificate)	113,150	36,904,534
Temenos Group AG	85,000	12,481,248

TOTAL SWITZERLAND		93,848,689

United Kingdom - 18.4%
AstraZeneca PLC (United Kingdom)	259,100	27,579,631
Auto Trader Group PLC (a)(b)	1,791,800	14,106,120
Beazley PLC	685,000	3,205,113
Clarkson PLC	208,062	8,720,891
Close Brothers Group PLC	255,531	5,604,069
Compass Group PLC (a)	315,700	6,867,826
Deliveroo Holdings PLC (a)(b)(c)	408,134	1,510,591
Deliveroo Holdings PLC	100,000	333,109
Diageo PLC	538,700	24,183,006
J.D. Weatherspoon PLC (a)	21,224	391,600
JD Sports Fashion PLC (a)	151,100	1,916,486
Jet2 PLC (a)	245,200	5,050,718
London Stock Exchange Group PLC	58,000	5,927,467
Mondi PLC	632,639	17,168,325
Prudential PLC	1,416,774	29,999,174
Sabre Insurance Group PLC (b)	4,624,222	16,636,264
Ultra Electronics Holdings PLC	308,600	8,617,603
Volution Group PLC	824,243	4,741,106
WH Smith PLC (a)	510,700	12,762,444

TOTAL UNITED KINGDOM		195,321,543

United States of America - 1.2%
Autoliv, Inc. (depositary receipt) (c)	126,400	12,754,148
TOTAL COMMON STOCKS
(Cost $841,873,983)		1,043,987,624

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.04% (d)	19,306,474	19,310,336
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	12,132,087	12,133,300
TOTAL MONEY MARKET FUNDS
(Cost $31,443,636)		31,443,636
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $873,317,619)		1,075,431,260
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(13,811,772)
NET ASSETS - 100%		$1,061,619,488

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,721,140 or 17.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,583
Fidelity Securities Lending Cash Central Fund	58,671
Total	$62,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$53,273,297	$39,167,177	$14,106,120	$--
Consumer Discretionary	145,813,466	116,129,463	29,684,003	--
Consumer Staples	108,514,116	42,665,600	65,848,516	--
Energy	42,710,825	28,222,474	14,488,351	--
Financials	170,853,813	140,854,639	29,999,174	--
Health Care	159,346,144	55,508,011	103,838,133	--
Industrials	155,899,304	129,742,362	26,156,942	--
Information Technology	76,144,274	46,837,143	29,307,131	--
Materials	82,746,909	82,746,909	--	--
Real Estate	32,932,639	32,932,639	--	--
Utilities	15,752,837	15,752,837	--	--
Money Market Funds	31,443,636	31,443,636	--	--
Total Investments in Securities:	$1,075,431,260	$762,002,890	$313,428,370	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Europe Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,999,370) — See accompanying schedule: Unaffiliated issuers (cost $841,873,983)	$1,043,987,624
Fidelity Central Funds (cost $31,443,636)	31,443,636
Total Investment in Securities (cost $873,317,619)		$1,075,431,260
Foreign currency held at value (cost $60,762)		60,762
Receivable for investments sold		1,193,095
Receivable for fund shares sold		754,157
Dividends receivable		5,722,132
Distributions receivable from Fidelity Central Funds		6,438
Prepaid expenses		351
Other receivables		44,120
Total assets		1,083,212,315
Liabilities
Payable for investments purchased	$8,089,410
Payable for fund shares redeemed	360,073
Accrued management fee	751,737
Distribution and service plan fees payable	14,750
Other affiliated payables	171,441
Other payables and accrued expenses	72,116
Collateral on securities loaned	12,133,300
Total liabilities		21,592,827
Net Assets		$1,061,619,488
Net Assets consist of:
Paid in capital		$789,262,479
Total accumulated earnings (loss)		272,357,009
Net Assets		$1,061,619,488
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($30,095,305 ÷ 653,567 shares)(a)		$46.05
Maximum offering price per share (100/94.25 of $46.05)		$48.86
Class M:
Net Asset Value and redemption price per share ($6,864,898 ÷ 148,664 shares)(a)		$46.18
Maximum offering price per share (100/96.50 of $46.18)		$47.85
Class C:
Net Asset Value and offering price per share ($6,712,781 ÷ 146,755 shares)(a)		$45.74
Europe:
Net Asset Value, offering price and redemption price per share ($969,906,359 ÷ 21,100,125 shares)		$45.97
Class I:
Net Asset Value, offering price and redemption price per share ($20,630,897 ÷ 449,226 shares)		$45.93
Class Z:
Net Asset Value, offering price and redemption price per share ($27,409,248 ÷ 598,040 shares)		$45.83

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$13,830,207
Income from Fidelity Central Funds (including $58,671 from security lending)		62,254
Income before foreign taxes withheld		13,892,461
Less foreign taxes withheld		(1,973,709)
Total income		11,918,752
Expenses
Management fee
Basic fee	$3,344,491
Performance adjustment	895,135
Transfer agent fees	768,855
Distribution and service plan fees	82,176
Accounting fees	230,754
Custodian fees and expenses	53,808
Independent trustees' fees and expenses	2,076
Registration fees	73,586
Audit	43,051
Legal	2,757
Miscellaneous	2,094
Total expenses before reductions	5,498,783
Expense reductions	(77,653)
Total expenses after reductions		5,421,130
Net investment income (loss)		6,497,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,766,933
Fidelity Central Funds	100
Foreign currency transactions	5,953
Total net realized gain (loss)		75,772,986
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	174,923,427
Assets and liabilities in foreign currencies	57,542
Total change in net unrealized appreciation (depreciation)		174,980,969
Net gain (loss)		250,753,955
Net increase (decrease) in net assets resulting from operations		$257,251,577

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,497,622	$7,157,454
Net realized gain (loss)	75,772,986	(2,829,520)
Change in net unrealized appreciation (depreciation)	174,980,969	27,293,280
Net increase (decrease) in net assets resulting from operations	257,251,577	31,621,214
Distributions to shareholders	(11,168,809)	(66,453,077)
Share transactions - net increase (decrease)	(7,435,417)	(39,838,924)
Total increase (decrease) in net assets	238,647,351	(74,670,787)
Net Assets
Beginning of period	822,972,137	897,642,924
End of period	$1,061,619,488	$822,972,137

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Europe Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$35.37	$36.30	$37.61	$42.47	$34.17	$37.06
Income from Investment Operations
Net investment income (loss)A	.22	.19	1.41B	.34	.26	.22
Net realized and unrealized gain (loss)	10.84	1.46	.82	(4.21)C	8.39	(2.67)
Total from investment operations	11.06	1.65	2.23	(3.87)	8.65	(2.45)
Distributions from net investment income	(.38)	(1.50)	(.11)	(.33)	(.22)	(.29)
Distributions from net realized gain	–	(1.08)	(3.43)	(.66)	(.13)	(.15)
Total distributions	(.38)	(2.58)	(3.54)	(.99)	(.35)	(.44)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$46.05	$35.37	$36.30	$37.61	$42.47	$34.17
Total ReturnE,F,G	31.40%	4.62%	7.21%	(9.31)%C	25.61%	(6.69)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.39%J	1.34%	1.09%	1.28%	1.32%	1.39%
Expenses net of fee waivers, if any	1.39%J	1.34%	1.09%	1.28%	1.32%	1.39%
Expenses net of all reductions	1.38%J	1.33%	1.07%	1.28%	1.28%	1.38%
Net investment income (loss)	1.03%J	.56%	4.02%B	.82%	.70%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$30,095	$23,189	$20,819	$19,531	$20,925	$17,267
Portfolio turnover rateK	58%J	39%	45%	57%	73%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.44%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.74) %

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$35.42	$36.32	$37.57	$42.47	$34.13	$36.94
Income from Investment Operations
Net investment income (loss)A	.15	.09	1.30B	.21	.15	.11
Net realized and unrealized gain (loss)	10.87	1.45	.83	(4.23)C	8.41	(2.67)
Total from investment operations	11.02	1.54	2.13	(4.02)	8.56	(2.56)
Distributions from net investment income	(.26)	(1.36)	–	(.23)	(.09)	(.09)
Distributions from net realized gain	–	(1.08)	(3.38)	(.66)	(.13)	(.15)
Total distributions	(.26)	(2.44)	(3.38)	(.88)D	(.22)	(.25)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$46.18	$35.42	$36.32	$37.57	$42.47	$34.13
Total ReturnF,G,H	31.20%	4.30%	6.88%	(9.63)%C	25.25%	(6.99)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.72%K	1.65%	1.41%	1.61%	1.63%	1.70%
Expenses net of fee waivers, if any	1.72%K	1.65%	1.40%	1.61%	1.63%	1.70%
Expenses net of all reductions	1.70%K	1.64%	1.38%	1.61%	1.59%	1.68%
Net investment income (loss)	.71%K	.25%	3.70%B	.50%	.39%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$6,865	$5,204	$5,782	$7,257	$8,874	$6,980
Portfolio turnover rateL	58%K	39%	45%	57%	73%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.12%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.06) %

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$35.01	$35.87	$37.23	$42.15	$33.82	$36.81
Income from Investment Operations
Net investment income (loss)A	.05	(.09)	1.12B	.02	(.03)	(.06)
Net realized and unrealized gain (loss)	10.74	1.45	.82	(4.18)C	8.36	(2.65)
Total from investment operations	10.79	1.36	1.94	(4.16)	8.33	(2.71)
Distributions from net investment income	(.06)	(1.14)	–	(.10)	–	(.12)
Distributions from net realized gain	–	(1.08)	(3.30)	(.66)	–	(.15)
Total distributions	(.06)	(2.22)	(3.30)	(.76)	–	(.28)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$45.74	$35.01	$35.87	$37.23	$42.15	$33.82
Total ReturnF,G,H	30.85%	3.81%	6.35%	(10.04)%C	24.63%	(7.43)%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.21%K	2.15%	1.90%	2.06%	2.11%	2.18%
Expenses net of fee waivers, if any	2.21%K	2.15%	1.90%	2.06%	2.11%	2.18%
Expenses net of all reductions	2.20%K	2.14%	1.87%	2.06%	2.07%	2.17%
Net investment income (loss)	.21%K	(.25)%	3.21%B	.04%	(.09)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,713	$5,242	$6,145	$10,060	$10,721	$9,007
Portfolio turnover rateL	58%K	39%	45%	57%	73%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.63%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (10.47) %

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$35.35	$36.28	$37.70	$42.53	$34.26	$37.19
Income from Investment Operations
Net investment income (loss)A	.28	.30	1.52B	.48	.38	.33
Net realized and unrealized gain (loss)	10.83	1.46	.81	(4.24)C	8.40	(2.68)
Total from investment operations	11.11	1.76	2.33	(3.76)	8.78	(2.35)
Distributions from net investment income	(.49)	(1.61)	(.32)	(.41)	(.38)	(.43)
Distributions from net realized gain	–	(1.08)	(3.43)	(.66)	(.13)	(.15)
Total distributions	(.49)	(2.69)	(3.75)	(1.07)	(.51)	(.58)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$45.97	$35.35	$36.28	$37.70	$42.53	$34.26
Total ReturnE,F	31.59%	4.95%	7.56%	(9.05)%C	26.05%	(6.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.10%I	1.03%	.78%	.96%	1.00%	1.07%
Expenses net of fee waivers, if any	1.10%I	1.03%	.77%	.96%	1.00%	1.07%
Expenses net of all reductions	1.08%I	1.02%	.75%	.96%	.96%	1.06%
Net investment income (loss)	1.33%I	.86%	4.33%B	1.14%	1.02%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$969,906	$755,125	$836,373	$941,670	$1,343,213	$1,066,488
Portfolio turnover rateJ	58%I	39%	45%	57%	73%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.75%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.48) %

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$35.34	$36.27	$37.69	$42.53	$34.29	$37.21
Income from Investment Operations
Net investment income (loss)A	.29	.31	1.53B	.48	.39	.35
Net realized and unrealized gain (loss)	10.81	1.46	.80	(4.23)C	8.38	(2.67)
Total from investment operations	11.10	1.77	2.33	(3.75)	8.77	(2.32)
Distributions from net investment income	(.51)	(1.62)	(.32)	(.43)	(.41)	(.45)
Distributions from net realized gain	–	(1.08)	(3.43)	(.66)	(.13)	(.15)
Total distributions	(.51)	(2.70)	(3.75)	(1.09)	(.53)D	(.60)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$45.93	$35.34	$36.27	$37.69	$42.53	$34.29
Total ReturnF,G	31.59%	4.99%	7.58%	(9.02)%C	26.04%	(6.33)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.00%	.75%	.95%	.98%	1.01%
Expenses net of fee waivers, if any	1.09%J	1.00%	.74%	.95%	.98%	1.01%
Expenses net of all reductions	1.07%J	.99%	.72%	.95%	.94%	1.00%
Net investment income (loss)	1.34%J	.90%	4.36%B	1.16%	1.04%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$20,631	$14,733	$6,686	$7,318	$8,469	$5,340
Portfolio turnover rateK	58%J	39%	45%	57%	73%	62%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.78%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.18 per share. Excluding these litigation proceeds, the total return would have been (9.45) %

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Europe Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$35.27	$36.21	$37.69	$41.00
Income from Investment Operations
Net investment income (loss)B	.31	.34	1.53C	.06
Net realized and unrealized gain (loss)	10.78	1.47	.82	(3.37)D
Total from investment operations	11.09	1.81	2.35	(3.31)
Distributions from net investment income	(.53)	(1.67)	(.41)	–
Distributions from net realized gain	–	(1.08)	(3.43)	–
Total distributions	(.53)	(2.75)	(3.83)E	–
Net asset value, end of period	$45.83	$35.27	$36.21	$37.69
Total ReturnF,G	31.64%	5.11%	7.71%	(8.07)%D
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	.91%	.65%	.91%J
Expenses net of fee waivers, if any	.98%J	.90%	.64%	.90%J
Expenses net of all reductions	.97%J	.90%	.62%	.90%J
Net investment income (loss)	1.44%J	.99%	4.46%C	2.04%J
Supplemental Data
Net assets, end of period (000 omitted)	$27,409	$19,479	$21,838	$104
Portfolio turnover rateK	58%J	39%	45%	57%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.20 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.88%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.16 per share. Excluding these litigation proceeds, the total return would have been (8.50) %

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Europe, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$221,313,919
Gross unrealized depreciation	(24,680,537)
Net unrealized appreciation (depreciation)	$196,633,382
Tax cost	$878,797,878

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(4,256,530)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	276,934,961	286,272,079

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$34,619	$978
Class M	.25%	.25%	15,932	257
Class C	.75%	.25%	31,625	2,538
			$82,176	$3,773

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,615
Class M	341
Class C(a)	151
$3,107

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28,156.20
Class M	8,797.28
Class C	8,670.27
Europe	704,600.16
Class I	13,393.15
Class Z	5,239.04
	$768,855

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Europe Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Europe Fund	425,117	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Europe Fund	$954

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Europe Fund	$732	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $76,204 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,447.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Europe Fund
Distributions to shareholders
Class A	$241,388	$1,460,264
Class M	38,916	383,255
Class C	9,133	378,670
Europe	10,371,239	62,094,177
Class I	209,546	489,497
Class Z	298,587	1,647,214
Total	$11,168,809	$66,453,077

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Europe Fund
Class A
Shares sold	50,358	239,733	$2,188,874	$7,954,936
Reinvestment of distributions	5,827	40,511	239,071	1,417,478
Shares redeemed	(58,222)	(198,204)	(2,435,021)	(6,449,066)
Net increase (decrease)	(2,037)	82,040	$(7,076)	$2,923,348
Class M
Shares sold	8,784	25,130	$376,194	$855,505
Reinvestment of distributions	939	10,836	38,692	380,764
Shares redeemed	(7,954)	(48,257)	(343,226)	(1,635,183)
Net increase (decrease)	1,769	(12,291)	$71,660	$(398,914)
Class C
Shares sold	13,634	10,039	$585,937	$348,740
Reinvestment of distributions	222	10,763	9,092	375,411
Shares redeemed	(16,832)	(42,364)	(719,808)	(1,373,234)
Net increase (decrease)	(2,976)	(21,562)	$(124,779)	$(649,083)
Europe
Shares sold	1,256,855	2,322,956	$53,861,201	$81,218,086
Reinvestment of distributions	237,710	1,665,756	9,724,714	58,084,924
Shares redeemed	(1,756,707)	(5,681,366)	(74,379,052)	(188,258,765)
Net increase (decrease)	(262,142)	(1,692,654)	$(10,793,137)	$(48,955,755)
Class I
Shares sold	78,794	339,419	$3,415,795	$12,281,627
Reinvestment of distributions	4,920	12,750	201,081	444,205
Shares redeemed	(51,435)	(119,592)	(2,160,029)	(4,016,494)
Net increase (decrease)	32,279	232,577	$1,456,847	$8,709,338
Class Z
Shares sold	73,238	74,630	$3,142,452	$2,633,488
Reinvestment of distributions	7,125	47,346	290,498	1,645,259
Shares redeemed	(34,671)	(172,676)	(1,471,882)	(5,746,605)
Net increase (decrease)	45,692	(50,700)	$1,961,068	$(1,467,858)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Japan Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	96.8%
United States of America*	1.9%
Cayman Islands	1.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of April 30, 2021

% of fund's net assets
SoftBank Group Corp. (Wireless Telecommunication Services)	5.4
Sony Group Corp. (Household Durables)	4.8
Hoya Corp. (Health Care Equipment & Supplies)	4.0
Sumitomo Mitsui Financial Group, Inc. (Banks)	3.0
ORIX Corp. (Diversified Financial Services)	2.8
Hitachi Ltd. (Electronic Equipment & Components)	2.7
Shin-Etsu Chemical Co. Ltd. (Chemicals)	2.4
Olympus Corp. (Health Care Equipment & Supplies)	2.0
Daikin Industries Ltd. (Building Products)	2.0
DENSO Corp. (Auto Components)	2.0
31.1

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	19.1
Information Technology	19.1
Consumer Discretionary	14.4
Health Care	9.4
Communication Services	9.1
Consumer Staples	9.1
Financials	8.9
Materials	7.0
Real Estate	1.4
Energy	0.6

Fidelity® Japan Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Entertainment - 1.3%
Daiichikosho Co. Ltd.	152,800	$5,690,328
Nexon Co. Ltd.	114,900	3,811,076
		9,501,404
Interactive Media & Services - 1.9%
Atrae, Inc. (a)	115,400	1,777,090
Dip Corp.	81,700	2,257,608
Hypebeast Ltd. (a)	16,722,500	2,583,374
Z Holdings Corp.	1,698,200	7,846,930
		14,465,002
Media - 0.5%
ValueCommerce Co. Ltd.	116,800	3,761,881
Wireless Telecommunication Services - 5.4%
SoftBank Group Corp.	459,400	41,396,829

TOTAL COMMUNICATION SERVICES		69,125,116

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 2.5%
DaikyoNishikawa Corp.	526,700	3,628,924
DENSO Corp.	233,200	15,062,300
		18,691,224
Automobiles - 1.1%
Suzuki Motor Corp.	225,900	8,571,757
Distributors - 0.6%
Arata Corp.	112,800	4,582,597
Hotels, Restaurants & Leisure - 0.4%
Koshidaka Holdings Co. Ltd.	580,500	2,931,979
Household Durables - 5.8%
Open House Co. Ltd.	185,900	7,730,950
Sony Group Corp.	360,900	36,082,396
		43,813,346
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. (a)	225,000	6,504,237
ZOZO, Inc.	271,200	9,156,629
		15,660,866
Multiline Retail - 0.5%
Ryohin Keikaku Co. Ltd.	189,500	3,988,014
Specialty Retail - 1.0%
Hikari Tsushin, Inc.	11,200	2,252,503
Nitori Holdings Co. Ltd.	32,000	5,741,788
		7,994,291
Textiles, Apparel & Luxury Goods - 0.4%
Descente Ltd. (a)	185,200	3,206,134

TOTAL CONSUMER DISCRETIONARY		109,440,208

CONSUMER STAPLES - 9.1%
Food & Staples Retailing - 5.2%
Ain Holdings, Inc.	110,600	6,142,758
Nishimoto Co. Ltd.	137,900	3,222,588
Seven & i Holdings Co. Ltd.	327,100	14,063,893
Sugi Holdings Co. Ltd.	50,700	3,896,788
Sundrug Co. Ltd.	63,000	2,147,269
Tsuruha Holdings, Inc.	49,900	5,762,083
Welcia Holdings Co. Ltd.	142,300	4,439,958
		39,675,337
Food Products - 0.5%
Morinaga & Co. Ltd.	111,100	3,700,284
Personal Products - 3.4%
Kao Corp.	207,400	13,297,207
Kose Corp.	30,000	4,518,254
Shiseido Co. Ltd.	104,200	7,558,767
		25,374,228

TOTAL CONSUMER STAPLES		68,749,849

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
INPEX Corp.	602,800	4,114,638
FINANCIALS - 8.9%
Banks - 3.0%
Sumitomo Mitsui Financial Group, Inc.	660,400	23,199,007
Capital Markets - 0.6%
SBI Holdings, Inc. Japan	155,200	4,388,032
Diversified Financial Services - 3.0%
Appier Group, Inc. (a)	76,600	1,339,396
ORIX Corp.	1,332,400	21,426,416
		22,765,812
Insurance - 2.3%
Lifenet Insurance Co. (a)	229,400	2,745,495
Tokio Marine Holdings, Inc.	310,800	14,873,127
		17,618,622

TOTAL FINANCIALS		67,971,473

HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 6.5%
Hoya Corp.	267,700	30,458,866
Olympus Corp.	763,500	15,701,036
Sysmex Corp.	36,700	3,668,657
		49,828,559
Pharmaceuticals - 2.9%
Astellas Pharma, Inc.	596,300	8,974,952
Takeda Pharmaceutical Co. Ltd.	384,741	12,850,544
		21,825,496

TOTAL HEALTH CARE		71,654,055

INDUSTRIALS - 19.1%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(b)(c)	400	167,996
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	149,500	4,220,034
Building Products - 2.9%
Daikin Industries Ltd.	75,200	15,168,953
Toto Ltd.	136,700	7,092,040
		22,260,993
Commercial Services & Supplies - 1.8%
Park24 Co. Ltd. (a)	420,600	8,124,134
Secom Co. Ltd.	63,400	5,265,060
		13,389,194
Electrical Equipment - 1.9%
Nidec Corp.	123,600	14,271,964
Machinery - 5.3%
FANUC Corp.	35,600	8,198,072
Kitz Corp.	491,200	3,083,202
Minebea Mitsumi, Inc.	372,100	9,332,291
Misumi Group, Inc.	390,960	11,017,996
Nabtesco Corp.	189,900	8,540,200
		40,171,761
Professional Services - 4.8%
Benext-Yumeshin Group Co.	118,960	1,551,084
Funai Soken Holdings, Inc.	67,600	1,198,726
Outsourcing, Inc.	160,500	2,468,666
Persol Holdings Co. Ltd.	735,400	13,518,333
Recruit Holdings Co. Ltd.	188,800	8,512,519
SMS Co., Ltd.	241,900	6,604,718
TechnoPro Holdings, Inc.	37,800	2,777,326
		36,631,372
Trading Companies & Distributors - 1.9%
Itochu Corp.	280,000	8,731,265
Trusco Nakayama Corp.	219,400	5,669,188
		14,400,453

TOTAL INDUSTRIALS		145,513,767

INFORMATION TECHNOLOGY - 19.1%
Electronic Equipment & Components - 7.8%
Dexerials Corp.	418,600	7,733,127
Hitachi Ltd.	418,100	20,585,562
Iriso Electronics Co. Ltd.	106,200	5,023,827
Murata Manufacturing Co. Ltd.	180,300	14,335,186
Shimadzu Corp.	121,300	4,245,334
TDK Corp.	53,400	7,255,833
		59,178,869
IT Services - 7.7%
Digital Hearts Holdings Co. Ltd.	134,092	1,829,364
DTS Corp.	168,300	3,949,945
Future Corp.	125,400	2,326,939
GMO Internet, Inc.	270,900	8,068,254
Infocom Corp.	196,500	5,037,908
ITOCHU Techno-Solutions Corp.	156,500	5,427,166
Net One Systems Co. Ltd.	201,600	6,622,234
Nomura Research Institute Ltd.	113,700	3,500,782
NSD Co. Ltd.	337,700	5,503,191
Otsuka Corp.	71,000	3,579,559
Poletowin Pitcrew Holdings, Inc.	280,000	2,895,050
SCSK Corp.	84,700	4,913,515
TIS, Inc.	209,400	5,201,949
		58,855,856
Semiconductors & Semiconductor Equipment - 1.8%
Renesas Electronics Corp. (a)	1,174,000	13,696,130
Software - 1.8%
Money Forward, Inc. (a)	100,400	5,374,142
Oracle Corp. Japan	68,800	6,452,557
SpiderPlus & Co. (a)	62,100	1,125,630
Visional, Inc. (a)	14,200	812,060
		13,764,389

TOTAL INFORMATION TECHNOLOGY		145,495,244

MATERIALS - 7.0%
Chemicals - 7.0%
JSR Corp.	219,200	6,749,090
Kansai Paint Co. Ltd.	295,500	7,443,604
KH Neochem Co. Ltd.	197,499	4,702,099
Nissan Chemical Corp.	76,700	3,944,130
NOF Corp.	115,100	6,087,272
Shin-Etsu Chemical Co. Ltd.	108,500	18,316,635
Tokyo Ohka Kogyo Co. Ltd.	87,300	5,799,231
		53,042,061
REAL ESTATE - 1.4%
Real Estate Management & Development - 1.4%
Daiwa House Industry Co. Ltd.	203,700	6,029,550
Relo Group, Inc.	219,800	4,525,117
		10,554,667
TOTAL COMMON STOCKS
(Cost $517,207,110)		745,661,078

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.04% (d)
(Cost $9,479,474)	9,477,578	9,479,474
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $526,686,584)		755,140,552
NET OTHER ASSETS (LIABILITIES) - 0.7%		5,147,747
NET ASSETS - 100%		$760,288,299
Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $167,996 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Space Exploration Technologies Corp. Class A	2/16/21	$167,996

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,464
Fidelity Securities Lending Cash Central Fund	25,846
Total	$29,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$69,125,116	$27,728,287	$41,396,829	$--
Consumer Discretionary	109,440,208	66,853,575	42,586,633	--
Consumer Staples	68,749,849	68,749,849	--	--
Energy	4,114,638	4,114,638	--	--
Financials	67,971,473	44,772,466	23,199,007	--
Health Care	71,654,055	49,828,559	21,825,496	--
Industrials	145,513,767	99,194,263	46,151,508	167,996
Information Technology	145,495,244	131,160,058	14,335,186	--
Materials	53,042,061	53,042,061	--	--
Real Estate	10,554,667	10,554,667	--	--
Money Market Funds	9,479,474	9,479,474	--	--
Total Investments in Securities:	$755,140,552	$565,477,897	$189,494,659	$167,996

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $517,207,110)	$745,661,078
Fidelity Central Funds (cost $9,479,474)	9,479,474
Total Investment in Securities (cost $526,686,584)		$755,140,552
Receivable for investments sold		1,441,434
Receivable for fund shares sold		60,701
Dividends receivable		5,756,490
Distributions receivable from Fidelity Central Funds		173
Prepaid expenses		328
Other receivables		36,984
Total assets		762,436,662
Liabilities
Payable for investments purchased	$1,121,693
Payable for fund shares redeemed	222,536
Accrued management fee	593,235
Distribution and service plan fees payable	11,604
Other affiliated payables	137,881
Other payables and accrued expenses	61,414
Total liabilities		2,148,363
Net Assets		$760,288,299
Net Assets consist of:
Paid in capital		$469,463,794
Total accumulated earnings (loss)		290,824,505
Net Assets		$760,288,299
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($18,691,779 ÷ 945,615 shares)(a)		$19.77
Maximum offering price per share (100/94.25 of $19.77)		$20.98
Class M:
Net Asset Value and redemption price per share ($4,185,721 ÷ 212,825 shares)(a)		$19.67
Maximum offering price per share (100/96.50 of $19.67)		$20.38
Class C:
Net Asset Value and offering price per share ($6,553,695 ÷ 337,902 shares)(a)		$19.40
Japan:
Net Asset Value, offering price and redemption price per share ($158,918,805 ÷ 8,007,792 shares)		$19.85
Class I:
Net Asset Value, offering price and redemption price per share ($551,168,030 ÷ 27,825,146 shares)		$19.81
Class Z:
Net Asset Value, offering price and redemption price per share ($20,770,269 ÷ 1,049,045 shares)		$19.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$7,179,216
Income from Fidelity Central Funds (including $25,846 from security lending)		29,310
Income before foreign taxes withheld		7,208,526
Less foreign taxes withheld		(783,695)
Total income		6,424,831
Expenses
Management fee
Basic fee	$3,001,436
Performance adjustment	655,043
Transfer agent fees	632,301
Distribution and service plan fees	69,123
Accounting fees	209,721
Custodian fees and expenses	40,635
Independent trustees' fees and expenses	1,901
Registration fees	64,302
Audit	38,228
Legal	914
Interest	1,638
Miscellaneous	1,946
Total expenses before reductions	4,717,188
Expense reductions	(67,779)
Total expenses after reductions		4,649,409
Net investment income (loss)		1,775,422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,126,360
Fidelity Central Funds	197
Foreign currency transactions	(185,087)
Total net realized gain (loss)		65,941,470
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	54,994,373
Assets and liabilities in foreign currencies	(6,457)
Total change in net unrealized appreciation (depreciation)		54,987,916
Net gain (loss)		120,929,386
Net increase (decrease) in net assets resulting from operations		$122,704,808

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,775,422	$4,955,893
Net realized gain (loss)	65,941,470	13,672,286
Change in net unrealized appreciation (depreciation)	54,987,916	63,269,320
Net increase (decrease) in net assets resulting from operations	122,704,808	81,897,499
Distributions to shareholders	(16,704,496)	(9,407,855)
Share transactions - net increase (decrease)	(128,447,988)	(47,240,810)
Total increase (decrease) in net assets	(22,447,676)	25,248,834
Net Assets
Beginning of period	782,735,975	757,487,141
End of period	$760,288,299	$782,735,975

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.50	$15.80	$14.15	$15.08	$12.59	$11.87
Income from Investment Operations
Net investment income (loss)A	.01	.05	.07	.03	.06	.06
Net realized and unrealized gain (loss)	2.58	1.81	1.58	(.85)	2.52	.72
Total from investment operations	2.59	1.86	1.65	(.82)	2.58	.78
Distributions from net investment income	(.07)	(.07)	–	(.08)	(.06)	(.05)
Distributions from net realized gain	(.25)	(.09)	–	(.04)	(.03)	(.01)
Total distributions	(.32)	(.16)	–	(.11)B	(.09)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$19.77	$17.50	$15.80	$14.15	$15.08	$12.59
Total ReturnD,E,F	14.83%	11.85%	11.66%	(5.48)%	20.70%	6.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.38%I	1.37%	1.33%	1.33%	1.11%	1.08%
Expenses net of fee waivers, if any	1.38%I	1.37%	1.32%	1.33%	1.11%	1.08%
Expenses net of all reductions	1.36%I	1.37%	1.32%	1.32%	1.11%	1.08%
Net investment income (loss)	.09%I	.35%	.51%	.17%	.45%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$18,692	$16,181	$16,069	$14,587	$16,155	$23,910
Portfolio turnover rateJ	31%I	22%	27%	40%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$15.71	$14.11	$15.06	$12.57	$11.85
Income from Investment Operations
Net investment income (loss)A	(.02)	.01	.03	(.03)	.01	.02
Net realized and unrealized gain (loss)	2.56	1.80	1.57	(.84)	2.52	.71
Total from investment operations	2.54	1.81	1.60	(.87)	2.53	.73
Distributions from net investment income	(.02)	(.03)	–	(.05)	(.01)	–B
Distributions from net realized gain	(.25)	(.09)	–	(.04)	(.03)	(.01)
Total distributions	(.27)	(.12)	–	(.08)C	(.04)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$19.67	$17.40	$15.71	$14.11	$15.06	$12.57
Total ReturnD,E,F	14.62%	11.55%	11.34%	(5.81)%	20.24%	6.15%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.69%I	1.67%	1.64%	1.67%	1.46%	1.44%
Expenses net of fee waivers, if any	1.69%I	1.67%	1.64%	1.67%	1.46%	1.44%
Expenses net of all reductions	1.67%I	1.67%	1.63%	1.66%	1.46%	1.44%
Net investment income (loss)	(.22)%I	.04%	.19%	(.17)%	.10%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$4,186	$3,728	$3,945	$3,993	$4,464	$4,193
Portfolio turnover rateJ	31%I	22%	27%	40%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.17	$15.49	$13.97	$14.92	$12.44	$11.77
Income from Investment Operations
Net investment income (loss)A	(.06)	(.05)	(.02)	(.08)	(.03)	(.02)
Net realized and unrealized gain (loss)	2.54	1.77	1.54	(.83)	2.51	.69
Total from investment operations	2.48	1.72	1.52	(.91)	2.48	.67
Distributions from net investment income	–	–	–	–B	–	–
Distributions from net realized gain	(.25)	(.04)	–	(.04)	–	–
Total distributions	(.25)	(.04)	–	(.04)	–	–
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$19.40	$17.17	$15.49	$13.97	$14.92	$12.44
Total ReturnC,D,E	14.43%	11.09%	10.88%	(6.13)%	19.94%	5.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.06%	2.01%	2.04%	1.81%	1.81%
Expenses net of fee waivers, if any	2.09%H	2.05%	2.00%	2.03%	1.81%	1.81%
Expenses net of all reductions	2.07%H	2.05%	2.00%	2.03%	1.81%	1.81%
Net investment income (loss)	(.62)%H	(.34)%	(.17)%	(.53)%	(.25)%	(.21)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,554	$6,167	$8,829	$12,586	$13,542	$15,077
Portfolio turnover rateI	31%H	22%	27%	40%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.58	$15.86	$14.20	$15.13	$12.64	$11.91
Income from Investment Operations
Net investment income (loss)A	.04	.10	.12	.07	.10	.09
Net realized and unrealized gain (loss)	2.59	1.81	1.59	(.86)	2.54	.72
Total from investment operations	2.63	1.91	1.71	(.79)	2.64	.81
Distributions from net investment income	(.11)	(.11)	(.05)	(.11)	(.11)	(.07)
Distributions from net realized gain	(.25)	(.09)	–	(.04)	(.03)	(.01)
Total distributions	(.36)	(.19)B	(.05)	(.14)B	(.15)B	(.08)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$19.85	$17.58	$15.86	$14.20	$15.13	$12.64
Total ReturnD,E	15.00%	12.16%	12.10%	(5.28)%	21.13%	6.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.06%	1.01%	1.05%	.82%	.78%
Expenses net of fee waivers, if any	1.09%H	1.06%	1.01%	1.05%	.82%	.78%
Expenses net of all reductions	1.07%H	1.06%	1.00%	1.04%	.82%	.78%
Net investment income (loss)	.38%H	.65%	.82%	.45%	.74%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$158,919	$274,433	$401,344	$297,644	$247,372	$352,936
Portfolio turnover rateI	31%H	22%	27%	40%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.56	$15.85	$14.18	$15.12	$12.62	$11.89
Income from Investment Operations
Net investment income (loss)A	.04	.11	.13	.08	.11	.10
Net realized and unrealized gain (loss)	2.59	1.81	1.58	(.85)	2.53	.70
Total from investment operations	2.63	1.92	1.71	(.77)	2.64	.80
Distributions from net investment income	(.13)	(.12)	(.04)	(.14)	(.11)	(.07)
Distributions from net realized gain	(.25)	(.09)	–	(.04)	(.03)	(.01)
Total distributions	(.38)	(.21)	(.04)	(.17)B	(.14)	(.07)B
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$19.81	$17.56	$15.85	$14.18	$15.12	$12.62
Total ReturnD,E	15.03%	12.20%	12.12%	(5.18)%	21.22%	6.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.01%	.96%	.98%	.76%	.77%
Expenses net of fee waivers, if any	1.03%H	1.01%	.96%	.98%	.76%	.77%
Expenses net of all reductions	1.01%H	1.00%	.95%	.97%	.76%	.76%
Net investment income (loss)	.44%H	.71%	.87%	.52%	.80%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$551,168	$473,859	$319,164	$192,555	$175,816	$7,032
Portfolio turnover rateI	31%H	22%	27%	40%	23%	15%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Japan Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.56	$15.84	$14.19	$15.77
Income from Investment Operations
Net investment income (loss)B	.05	.13	.14	(.01)
Net realized and unrealized gain (loss)	2.58	1.81	1.57	(1.57)
Total from investment operations	2.63	1.94	1.71	(1.58)
Distributions from net investment income	(.14)	(.13)	(.06)	–
Distributions from net realized gain	(.25)	(.09)	–	–
Total distributions	(.39)	(.22)	(.06)	–
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$19.80	$17.56	$15.84	$14.19
Total ReturnC,D	15.04%	12.36%	12.14%	(10.02)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.95%G	.92%	.87%	.96%G
Expenses net of fee waivers, if any	.95%G	.92%	.87%	.96%G
Expenses net of all reductions	.93%G	.92%	.86%	.95%G
Net investment income (loss)	.52%G	.79%	.96%	(.73)%G
Supplemental Data
Net assets, end of period (000 omitted)	$20,770	$8,368	$8,136	$90
Portfolio turnover rateH	31%G	22%	27%	40%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Japan, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$243,792,113
Gross unrealized depreciation	(18,157,600)
Net unrealized appreciation (depreciation)	$225,634,513
Tax cost	$529,506,039

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Fund	130,770,522	261,563,884

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$23,356	$373
Class M	.25%	.25%	10,902	176
Class C	.75%	.25%	34,865	3,123
			$69,123	$3,672

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,314
Class M	181
Class C(a)	91
$3,586

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$20,659.22
Class M	6,134.28
Class C	6,220.18
Japan	264,544.18
Class I	332,339.12
Class Z	2,405.04
	$632,301

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Japan Fund	Borrower	$13,215,867.30%		$1,638

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Japan Fund	$875

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Japan Fund	$130	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $66,428 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $12.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,339.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Japan Fund
Distributions to shareholders
Class A	$295,411	$163,723
Class M	58,505	28,502
Class C	87,440	19,501
Japan	5,652,760	4,845,634
Class I	10,422,535	4,237,814
Class Z	187,845	112,681
Total	$16,704,496	$9,407,855

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Japan Fund
Class A
Shares sold	59,558	162,321	$1,205,588	$2,626,524
Reinvestment of distributions	14,027	9,441	272,683	152,856
Shares redeemed	(52,628)	(263,934)	(1,056,470)	(4,069,957)
Net increase (decrease)	20,957	(92,172)	$421,801	$(1,290,577)
Class M
Shares sold	7,218	11,613	$141,596	$178,589
Reinvestment of distributions	3,003	1,756	58,176	28,335
Shares redeemed	(11,695)	(50,170)	(234,401)	(770,692)
Net increase (decrease)	(1,474)	(36,801)	$(34,629)	$(563,768)
Class C
Shares sold	16,481	29,572	$325,149	$482,519
Reinvestment of distributions	4,533	1,183	86,723	18,905
Shares redeemed	(42,285)	(241,451)	(836,135)	(3,672,760)
Net increase (decrease)	(21,271)	(210,696)	$(424,263)	$(3,171,336)
Japan
Shares sold	1,501,306	1,793,121	$30,265,669	$28,617,350
Reinvestment of distributions	281,728	290,812	5,490,884	4,716,973
Shares redeemed	(9,386,369)	(11,782,054)	(191,807,334)	(186,990,158)
Net increase (decrease)	(7,603,335)	(9,698,121)	$(156,050,781)	$(153,655,835)
Class I
Shares sold	659,231	6,947,524	$12,763,404	$113,300,467
Reinvestment of distributions	525,486	261,592	10,220,698	4,235,166
Shares redeemed	(341,586)	(368,399)	(6,943,032)	(5,684,536)
Net increase (decrease)	843,131	6,840,717	$16,041,070	$111,851,097
Class Z
Shares sold	639,775	107,375	$12,952,237	$1,776,759
Reinvestment of distributions	9,407	6,830	182,864	110,515
Shares redeemed	(76,747)	(151,176)	(1,536,287)	(2,297,665)
Net increase (decrease)	572,435	(36,971)	$11,598,814	$(410,391)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Japan Fund	57%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Fund	66%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Japan Smaller Companies Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	98.6%
United States of America*	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.4

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Central Automotive Products Ltd. (Distributors)	4.5
Amano Corp. (Electronic Equipment & Components)	2.5
T&D Holdings, Inc. (Insurance)	2.4
SK Kaken Co. Ltd. (Chemicals)	2.3
Sumitomo Mitsui Financial Group, Inc. (Banks)	2.2
Tokio Marine Holdings, Inc. (Insurance)	2.2
ORIX Corp. (Diversified Financial Services)	2.1
Inaba Denki Sangyo Co. Ltd. (Trading Companies & Distributors)	2.0
Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	1.9
San-Ai Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	1.9
24.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	26.2
Consumer Discretionary	20.2
Information Technology	15.5
Materials	10.2
Financials	9.7
Communication Services	6.1
Consumer Staples	4.3
Health Care	2.9
Energy	1.9
Utilities	1.0

Fidelity® Japan Smaller Companies Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 6.1%
Entertainment - 3.2%
Daiichikosho Co. Ltd.	197,500	$7,354,973
Nexon Co. Ltd.	262,000	8,690,182
		16,045,155
Interactive Media & Services - 2.9%
Dip Corp.	240,000	6,631,897
Z Holdings Corp.	1,627,200	7,518,858
		14,150,755

TOTAL COMMUNICATION SERVICES		30,195,910

CONSUMER DISCRETIONARY - 20.2%
Auto Components - 0.9%
DaikyoNishikawa Corp.	678,900	4,677,571
Automobiles - 2.5%
Isuzu Motors Ltd.	668,700	6,767,153
Suzuki Motor Corp.	145,000	5,502,013
		12,269,166
Distributors - 5.1%
Central Automotive Products Ltd.	845,500	22,473,947
PALTAC Corp.	56,700	2,951,990
		25,425,937
Hotels, Restaurants & Leisure - 3.0%
Curves Holdings Co. Ltd.	882,000	6,641,834
Fast Fitness Japan, Inc.	103,680	4,411,309
Koshidaka Holdings Co. Ltd.	817,000	4,126,489
		15,179,632
Household Durables - 1.3%
Sekisui House Ltd.	316,000	6,387,080
Internet & Direct Marketing Retail - 0.7%
Aucnet, Inc.	284,540	3,376,781
Leisure Products - 1.1%
Roland Corp.	136,800	5,751,633
Specialty Retail - 5.6%
Arcland Sakamoto Co. Ltd.	678,700	9,271,654
Fuji Corp.	681,200	8,077,914
Nitori Holdings Co. Ltd.	32,300	5,795,617
Workman Co. Ltd. (a)	73,000	4,769,146
		27,914,331

TOTAL CONSUMER DISCRETIONARY		100,982,131

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.7%
Jm Holdings Co. Ltd.	202,800	3,828,131
Food Products - 3.6%
Kotobuki Spirits Co. Ltd.	97,300	5,822,509
Meiji Holdings Co. Ltd.	102,200	6,330,808
S Foods, Inc.	192,700	5,730,396
		17,883,713

TOTAL CONSUMER STAPLES		21,711,844

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
San-Ai Oil Co. Ltd.	842,600	9,429,040
FINANCIALS - 9.7%
Banks - 2.2%
Sumitomo Mitsui Financial Group, Inc.	320,000	11,241,190
Diversified Financial Services - 2.1%
ORIX Corp.	649,500	10,444,654
Insurance - 5.4%
Lifenet Insurance Co. (a)(b)	292,000	3,494,702
T&D Holdings, Inc.	989,600	12,124,388
Tokio Marine Holdings, Inc.	234,500	11,221,841
		26,840,931

TOTAL FINANCIALS		48,526,775

HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 1.6%
Medikit Co. Ltd.	260,700	7,704,831
Health Care Providers & Services - 1.3%
As One Corp.	53,500	6,681,993

TOTAL HEALTH CARE		14,386,824

INDUSTRIALS - 26.2%
Air Freight & Logistics - 3.3%
AIT Corp.	703,220	6,781,900
SG Holdings Co. Ltd.	204,500	4,647,982
Yamato Holdings Co. Ltd.	170,000	4,798,701
		16,228,583
Building Products - 1.0%
Sekisui Jushi Corp.	247,600	4,798,397
Commercial Services & Supplies - 2.1%
Aeon Delight Co. Ltd.	174,000	5,309,635
Secom Joshinetsu Co. Ltd.	148,100	5,284,930
		10,594,565
Construction & Engineering - 1.1%
Hokuriku Electrical Construction Co. Ltd.	546,400	5,689,479
Electrical Equipment - 1.1%
Mitsubishi Electric Corp.	346,000	5,325,025
Machinery - 3.1%
CKD Corp.	291,400	6,143,157
Kito Corp.	360,100	5,878,108
Nitto Kohki Co. Ltd.	204,400	3,678,789
		15,700,054
Marine - 1.8%
Nippon Concept Corp.	627,700	8,954,015
Professional Services - 3.8%
Funai Soken Holdings, Inc.	267,180	4,737,806
Persol Holdings Co. Ltd.	444,600	8,172,764
Yamada Consulting Group Co. Ltd.	555,700	5,826,994
		18,737,564
Trading Companies & Distributors - 8.2%
Hanwa Co. Ltd.	149,950	4,452,262
Inaba Denki Sangyo Co. Ltd.	424,700	9,932,594
Itochu Corp.	183,800	5,731,452
Mitani Shoji Co. Ltd.	110,100	7,172,770
Tsubakimoto Kogyo Co. Ltd.	177,100	5,566,278
Yuasa Trading Co. Ltd.	305,800	8,310,239
		41,165,595
Transportation Infrastructure - 0.7%
Kamigumi Co. Ltd.	182,000	3,538,750

TOTAL INDUSTRIALS		130,732,027

INFORMATION TECHNOLOGY - 15.5%
Electronic Equipment & Components - 4.3%
Amano Corp.	447,900	12,167,766
Anritsu Corp. (a)	180,300	3,510,645
Dexerials Corp.	299,500	5,532,899
		21,211,310
IT Services - 7.3%
Argo Graphics, Inc.	200,000	5,627,230
Densan System Co. Ltd.	107,000	3,186,797
GMO Internet, Inc.	253,400	7,547,049
Nomura Research Institute Ltd.	242,800	7,475,725
TIS, Inc.	257,900	6,406,794
TKC Corp.	193,000	6,066,017
		36,309,612
Semiconductors & Semiconductor Equipment - 1.9%
Renesas Electronics Corp. (b)	811,600	9,468,295
Software - 1.0%
Oracle Corp. Japan	54,200	5,083,265
Technology Hardware, Storage & Peripherals - 1.0%
Elecom Co. Ltd.	243,000	5,113,917

TOTAL INFORMATION TECHNOLOGY		77,186,399

MATERIALS - 10.2%
Chemicals - 5.3%
C. Uyemura & Co. Ltd.	136,400	9,397,859
Nihon Parkerizing Co. Ltd.	550,500	5,319,133
SK Kaken Co. Ltd.	31,700	11,747,186
		26,464,178
Construction Materials - 1.7%
Taiheiyo Cement Corp.	344,300	8,628,765
Metals & Mining - 3.2%
Dowa Holdings Co. Ltd.	199,000	8,303,047
Yamato Kogyo Co. Ltd.	251,600	7,574,014
		15,877,061

TOTAL MATERIALS		50,970,004

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
Century21 Real Estate Japan Ltd.	307,400	3,006,776
UTILITIES - 1.0%
Gas Utilities - 1.0%
Nippon Gas Co. Ltd.	279,000	4,906,561
TOTAL COMMON STOCKS
(Cost $357,489,549)		492,034,291

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.04% (c)	2,479,924	2,480,420
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	6,823,931	6,824,613
TOTAL MONEY MARKET FUNDS
(Cost $9,305,033)		9,305,033
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $366,794,582)		501,339,324
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,414,206)
NET ASSETS - 100%		$498,925,118

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,366
Fidelity Securities Lending Cash Central Fund	125,319
Total	$128,685

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$30,195,910	$30,195,910	$--	$--
Consumer Discretionary	100,982,131	100,982,131	--	--
Consumer Staples	21,711,844	21,711,844	--	--
Energy	9,429,040	9,429,040	--	--
Financials	48,526,775	37,285,585	11,241,190	--
Health Care	14,386,824	14,386,824	--	--
Industrials	130,732,027	130,732,027	--	--
Information Technology	77,186,399	77,186,399	--	--
Materials	50,970,004	50,970,004	--	--
Real Estate	3,006,776	3,006,776	--	--
Utilities	4,906,561	4,906,561	--	--
Money Market Funds	9,305,033	9,305,033	--	--
Total Investments in Securities:	$501,339,324	$490,098,134	$11,241,190	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,381,052) — See accompanying schedule: Unaffiliated issuers (cost $357,489,549)	$492,034,291
Fidelity Central Funds (cost $9,305,033)	9,305,033
Total Investment in Securities (cost $366,794,582)		$501,339,324
Receivable for investments sold		44,621
Receivable for fund shares sold		14,656
Dividends receivable		4,942,984
Distributions receivable from Fidelity Central Funds		32,273
Prepaid expenses		269
Other receivables		21,608
Total assets		506,395,735
Liabilities
Payable for fund shares redeemed	$222,423
Accrued management fee	288,695
Other affiliated payables	88,588
Other payables and accrued expenses	46,764
Collateral on securities loaned	6,824,147
Total liabilities		7,470,617
Net Assets		$498,925,118
Net Assets consist of:
Paid in capital		$347,161,066
Total accumulated earnings (loss)		151,764,052
Net Assets		$498,925,118
Net Asset Value, offering price and redemption price per share ($498,925,118 ÷ 28,654,271 shares)		$17.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$6,157,732
Income from Fidelity Central Funds (including $125,319 from security lending)		128,685
Income before foreign taxes withheld		6,286,417
Less foreign taxes withheld		(694,989)
Total income		5,591,428
Expenses
Management fee	$1,803,003
Transfer agent fees	412,355
Accounting fees	136,262
Custodian fees and expenses	25,485
Independent trustees' fees and expenses	1,231
Registration fees	14,439
Audit	32,279
Legal	615
Interest	22
Miscellaneous	1,438
Total expenses before reductions	2,427,129
Expense reductions	(45,234)
Total expenses after reductions		2,381,895
Net investment income (loss)		3,209,533
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,329,072
Fidelity Central Funds	(164)
Foreign currency transactions	(44,192)
Total net realized gain (loss)		39,284,716
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(8,558,431)
Fidelity Central Funds	(68)
Assets and liabilities in foreign currencies	932
Total change in net unrealized appreciation (depreciation)		(8,557,567)
Net gain (loss)		30,727,149
Net increase (decrease) in net assets resulting from operations		$33,936,682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,209,533	$6,215,482
Net realized gain (loss)	39,284,716	9,376,985
Change in net unrealized appreciation (depreciation)	(8,557,567)	(11,101,240)
Net increase (decrease) in net assets resulting from operations	33,936,682	4,491,227
Distributions to shareholders	(8,873,375)	(47,487,878)
Share transactions
Proceeds from sales of shares	14,189,106	30,552,737
Reinvestment of distributions	8,615,238	44,675,432
Cost of shares redeemed	(72,716,041)	(194,108,757)
Net increase (decrease) in net assets resulting from share transactions	(49,911,697)	(118,880,588)
Total increase (decrease) in net assets	(24,848,390)	(161,877,239)
Net Assets
Beginning of period	523,773,508	685,650,747
End of period	$498,925,118	$523,773,508
Other Information
Shares
Sold	802,294	1,899,560
Issued in reinvestment of distributions	494,277	2,601,947
Redeemed	(4,112,562)	(11,990,650)
Net increase (decrease)	(2,815,991)	(7,489,143)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Japan Smaller Companies Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.64	$17.60	$17.12	$18.84	$15.66	$13.76
Income from Investment Operations
Net investment income (loss)A	.11	.16	.22	.18	.17	.17
Net realized and unrealized gain (loss)	.94	.11B	1.10	(1.00)	3.42	1.93
Total from investment operations	1.05	.27	1.32	(.82)	3.59	2.10
Distributions from net investment income	(.19)	(.23)	(.11)	(.16)	(.17)	(.09)
Distributions from net realized gain	(.10)	(1.00)	(.73)	(.74)	(.25)	(.11)
Total distributions	(.28)C	(1.23)	(.84)	(.90)	(.41)C	(.20)
Redemption fees added to paid in capitalA	–	–	–	–D	–D	–D
Net asset value, end of period	$17.41	$16.64	$17.60	$17.12	$18.84	$15.66
Total ReturnE,F	6.33%	1.31%	8.22%	(4.71)%	23.68%	15.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	.91%I	.92%	.93%	.94%	.95%	.96%
Expenses net of fee waivers, if any	.91%I	.92%	.93%	.93%	.95%	.96%
Expenses net of all reductions	.89%I	.92%	.93%	.93%	.94%	.96%
Net investment income (loss)	1.21%I	1.02%	1.31%	.95%	1.04%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$498,925	$523,774	$685,651	$715,402	$764,052	$587,034
Portfolio turnover rateJ	31%I	20%	16%	17%	20%	30%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$133,637,139
Gross unrealized depreciation	(20,876,414)
Net unrealized appreciation (depreciation)	$112,760,725
Tax cost	$388,578,599

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Japan Smaller Companies Fund	79,361,892	127,441,688

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Japan Smaller Companies Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Japan Smaller Companies Fund	$543

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Japan Smaller Companies Fund	$4,265	$–	$–

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Japan Smaller Companies Fund	$395,000.59%		$22

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $44,404 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $829.

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers International Fund
Fidelity Japan Smaller Companies Fund	24%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Japan Smaller Companies Fund	56%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Latin America Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Brazil	51.3%
Mexico	24.8%
United States of America*	12.1%
Chile	3.3%
Panama	3.0%
Canada	2.5%
Bermuda	1.6%
Cayman Islands	1.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	101.6
Short-Term Investments and Net Other Assets (Liabilities)	(1.6)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	8.2
Afya Ltd. (United States of America, Diversified Consumer Services)	8.2
Genomma Lab Internacional SA de CV (Mexico, Pharmaceuticals)	7.7
Qualitas Controladora S.A.B. de CV (Mexico, Insurance)	7.4
Hypermarcas SA (Brazil, Pharmaceuticals)	5.0
Suzano Papel e Celulose SA (Brazil, Paper & Forest Products)	4.9
Atacadao SA (Brazil, Food & Staples Retailing)	4.3
Itausa-Investimentos Itau SA (PN) (Brazil, Banks)	3.8
CVC Brasil Operadora e Agencia de Viagens SA (Brazil, Hotels, Restaurants & Leisure)	3.4
Vasta Platform Ltd. (United States of America, Diversified Consumer Services)	3.3
56.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	27.8
Consumer Discretionary	20.3
Health Care	17.3
Materials	10.7
Industrials	9.8
Energy	8.2
Consumer Staples	4.3
Information Technology	3.2

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Latin American market. As of April 30, 2021, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Latin America Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.8%
	Shares	Value
Bermuda - 1.6%
VEF Ltd. (depository receipt)(a)	12,383,796	$5,778,242
Brazil - 37.5%
Atacadao SA	3,798,051	15,186,471
Azul SA sponsored ADR (a)(b)	511,851	10,892,189
Blau Farmaceutica SA (a)	1,062,600	8,411,521
Compania de Locacao das Americas	1,643,471	7,978,264
CVC Brasil Operadora e Agencia de Viagens SA (a)	2,757,449	12,167,792
Hapvida Participacoes e Investimentos SA (c)	2,940,515	7,816,761
Hypermarcas SA	2,783,466	17,760,317
Locaweb Servicos de Internet SA (c)	1,245,468	6,596,426
Lojas Renner SA	1,260,083	9,371,665
Rumo SA (a)	2,820,628	10,385,133
Suzano Papel e Celulose SA (a)	1,370,968	17,331,279
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,301,295	9,965,643

TOTAL BRAZIL		133,863,461

Canada - 2.5%
First Quantum Minerals Ltd.	391,006	9,012,082
Cayman Islands - 1.4%
PagSeguro Digital Ltd. (a)	107,293	4,907,582
Chile - 3.3%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	220,918	11,651,215
Mexico - 24.8%
Banco del Bajio SA (c)	7,117,862	11,286,258
Credito Real S.A.B. de CV (a)	13,997,414	6,322,572
Genomma Lab Internacional SA de CV (a)	27,398,469	27,375,476
Grupo Aeroportuario Norte S.A.B. de CV (a)	964,446	5,997,019
Qualitas Controladora S.A.B. de CV	4,870,527	26,462,467
Unifin Financiera S.A.B. de CV (a)	9,563,606	11,094,671

TOTAL MEXICO		88,538,463

Panama - 3.0%
Intercorp Financial Services, Inc. (b)	410,394	10,530,710
United States of America - 13.7%
Afya Ltd. (a)(b)	1,305,231	29,250,227
First Cash Financial Services, Inc.	106,215	7,650,666
Vasta Platform Ltd. (a)(b)	1,202,585	11,773,307

TOTAL UNITED STATES OF AMERICA		48,674,200

TOTAL COMMON STOCKS
(Cost $297,639,631)		312,955,955

Nonconvertible Preferred Stocks - 13.8%
Brazil - 13.8%
Banco BMG SA (c)	7,410,212	6,452,500
Itausa-Investimentos Itau SA (PN)	7,249,803	13,426,426
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	6,743,842	29,324,019
TOTAL PREFERRED STOCKS
(Cost $57,417,923)		49,202,945

Money Market Funds - 1.0%
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)
(Cost $3,479,530)	3,479,182	3,479,530
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $358,537,084)		365,638,430
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(9,146,738)
NET ASSETS - 100%		$356,491,692

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,151,945 or 9.0% of net assets.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$345
Fidelity Securities Lending Cash Central Fund	53,576
Total	$53,921

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$72,528,634	$72,528,634	$--	$--
Consumer Staples	15,186,471	15,186,471	--	--
Energy	29,324,019	29,324,019	--	--
Financials	99,004,512	99,004,512	--	--
Health Care	61,364,075	61,364,075	--	--
Industrials	35,252,605	35,252,605	--	--
Information Technology	11,504,008	11,504,008	--	--
Materials	37,994,576	37,994,576	--	--
Money Market Funds	3,479,530	3,479,530	--	--
Total Investments in Securities:	$365,638,430	$365,638,430	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Latin America Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,303,880) — See accompanying schedule: Unaffiliated issuers (cost $355,057,554)	$362,158,900
Fidelity Central Funds (cost $3,479,530)	3,479,530
Total Investment in Securities (cost $358,537,084)		$365,638,430
Foreign currency held at value (cost $1,039,996)		1,037,756
Receivable for investments sold		653,068
Receivable for fund shares sold		137,645
Dividends receivable		799,602
Distributions receivable from Fidelity Central Funds		2,260
Prepaid expenses		165
Other receivables		4,758
Total assets		368,273,684
Liabilities
Payable to custodian bank	$1,222,358
Payable for investments purchased	417,283
Payable for fund shares redeemed	6,301,328
Accrued management fee	204,572
Distribution and service plan fees payable	4,470
Other affiliated payables	83,937
Other payables and accrued expenses	71,094
Collateral on securities loaned	3,476,950
Total liabilities		11,781,992
Net Assets		$356,491,692
Net Assets consist of:
Paid in capital		$389,064,248
Total accumulated earnings (loss)		(32,572,556)
Net Assets		$356,491,692
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,723,030 ÷ 539,710 shares)(a)		$21.72
Maximum offering price per share (100/94.25 of $21.72)		$23.05
Class M:
Net Asset Value and redemption price per share ($3,318,495 ÷ 152,682 shares)(a)		$21.73
Maximum offering price per share (100/96.50 of $21.73)		$22.52
Class C:
Net Asset Value and offering price per share ($769,771 ÷ 35,147 shares)(a)		$21.90
Latin America:
Net Asset Value, offering price and redemption price per share ($317,537,388 ÷ 14,642,042 shares)		$21.69
Class I:
Net Asset Value, offering price and redemption price per share ($3,348,925 ÷ 154,597 shares)		$21.66
Class Z:
Net Asset Value, offering price and redemption price per share ($19,794,083 ÷ 914,268 shares)		$21.65

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$3,148,786
Income from Fidelity Central Funds (including $53,576 from security lending)		53,921
Income before foreign taxes withheld		3,202,707
Less foreign taxes withheld		(278,191)
Total income		2,924,516
Expenses
Management fee	$1,271,325
Transfer agent fees	423,262
Distribution and service plan fees	27,772
Accounting fees	97,264
Custodian fees and expenses	64,154
Independent trustees' fees and expenses	814
Registration fees	46,746
Audit	38,102
Legal	964
Miscellaneous	11,383
Total expenses before reductions	1,981,786
Expense reductions	(605)
Total expenses after reductions		1,981,181
Net investment income (loss)		943,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,276,513
Foreign currency transactions	(165,095)
Total net realized gain (loss)		3,111,418
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	73,994,075
Assets and liabilities in foreign currencies	48,394
Total change in net unrealized appreciation (depreciation)		74,042,469
Net gain (loss)		77,153,887
Net increase (decrease) in net assets resulting from operations		$78,097,222

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$943,335	$1,982,150
Net realized gain (loss)	3,111,418	525,861
Change in net unrealized appreciation (depreciation)	74,042,469	(211,059,483)
Net increase (decrease) in net assets resulting from operations	78,097,222	(208,551,472)
Distributions to shareholders	(228,705)	(13,930,227)
Share transactions - net increase (decrease)	(29,200,690)	(48,747,456)
Total increase (decrease) in net assets	48,667,827	(271,229,155)
Net Assets
Beginning of period	307,823,865	579,053,020
End of period	$356,491,692	$307,823,865

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Latin America Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.40	$28.36	$21.98	$24.93	$22.45	$18.09
Income from Investment Operations
Net investment income (loss)A	.02	.04	.69	.50	.42	.40
Net realized and unrealized gain (loss)	4.30	(10.40)	6.11	(3.16)	2.48	4.27
Total from investment operations	4.32	(10.36)	6.80	(2.66)	2.90	4.67
Distributions from net investment income	–B	(.60)	(.42)	(.29)	(.43)	(.31)
Total distributions	–B	(.60)	(.42)	(.29)	(.43)	(.31)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$21.72	$17.40	$28.36	$21.98	$24.93	$22.45
Total ReturnC,D,E	24.84%	(37.31)%	31.60%	(10.78)%	13.55%	26.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.34%H	1.36%	1.36%	1.38%	1.39%	1.40%
Expenses net of fee waivers, if any	1.34%H	1.35%	1.36%	1.38%	1.39%	1.40%
Expenses net of all reductions	1.34%H	1.33%	1.36%	1.36%	1.38%	1.39%
Net investment income (loss)	.22%H	.18%	2.81%	2.08%	1.90%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$11,723	$9,131	$17,953	$14,157	$17,801	$19,115
Portfolio turnover rateI	39%H	54%	48%	53%	51%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.44	$28.41	$22.00	$24.96	$22.47	$18.11
Income from Investment Operations
Net investment income (loss)A	–B	(.02)	.63	.43	.36	.35
Net realized and unrealized gain (loss)	4.29	(10.42)	6.13	(3.16)	2.49	4.27
Total from investment operations	4.29	(10.44)	6.76	(2.73)	2.85	4.62
Distributions from net investment income	–	(.53)	(.35)	(.23)	(.37)	(.26)
Total distributions	–	(.53)	(.35)	(.23)	(.37)	(.26)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$21.73	$17.44	$28.41	$22.00	$24.96	$22.47
Total ReturnC,D,E	24.60%	(37.45)%	31.26%	(11.04)%	13.24%	25.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.60%H	1.62%	1.64%	1.66%	1.66%	1.68%
Expenses net of fee waivers, if any	1.60%H	1.61%	1.63%	1.66%	1.66%	1.68%
Expenses net of all reductions	1.60%H	1.59%	1.63%	1.63%	1.66%	1.68%
Net investment income (loss)	(.04)%H	(.09)%	2.54%	1.80%	1.62%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$3,318	$2,912	$6,032	$5,098	$6,740	$7,378
Portfolio turnover rateI	39%H	54%	48%	53%	51%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.61	$28.67	$22.16	$25.12	$22.61	$18.18
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	.51	.32	.26	.26
Net realized and unrealized gain (loss)	4.35	(10.56)	6.21	(3.18)	2.52	4.30
Total from investment operations	4.29	(10.69)	6.72	(2.86)	2.78	4.56
Distributions from net investment income	–	(.37)	(.21)	(.10)	(.28)	(.13)
Total distributions	–	(.37)	(.21)	(.10)	(.28)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$21.90	$17.61	$28.67	$22.16	$25.12	$22.61
Total ReturnC,D,E	24.36%	(37.78)%	30.62%	(11.43)%	12.71%	25.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.11%	2.12%	2.13%	2.14%	2.15%
Expenses net of fee waivers, if any	2.09%H	2.11%	2.12%	2.13%	2.14%	2.14%
Expenses net of all reductions	2.09%H	2.09%	2.12%	2.11%	2.14%	2.14%
Net investment income (loss)	(.54)%H	(.58)%	2.06%	1.33%	1.15%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$770	$810	$3,438	$3,498	$5,094	$6,590
Portfolio turnover rateI	39%H	54%	48%	53%	51%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$28.30	$21.94	$24.89	$22.41	$18.08
Income from Investment Operations
Net investment income (loss)A	.06	.10	.77	.57	.49	.45
Net realized and unrealized gain (loss)	4.28	(10.36)	6.09	(3.15)	2.46	4.26
Total from investment operations	4.34	(10.26)	6.86	(2.58)	2.95	4.71
Distributions from net investment income	(.01)	(.68)	(.50)	(.37)	(.48)	(.38)
Total distributions	(.01)	(.68)	(.50)	(.37)	(.48)	(.38)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$21.69	$17.36	$28.30	$21.94	$24.89	$22.41
Total ReturnC,D	25.01%	(37.13)%	32.06%	(10.50)%	13.87%	26.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%G	1.05%	1.05%	1.07%	1.09%	1.14%
Expenses net of fee waivers, if any	1.05%G	1.05%	1.04%	1.07%	1.09%	1.14%
Expenses net of all reductions	1.05%G	1.03%	1.04%	1.05%	1.09%	1.13%
Net investment income (loss)	.51%G	.48%	3.13%	2.39%	2.19%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$317,537	$277,942	$517,901	$445,845	$597,161	$596,514
Portfolio turnover rateH	39%G	54%	48%	53%	51%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.34	$28.28	$21.92	$24.88	$22.40	$18.08
Income from Investment Operations
Net investment income (loss)A	.06	.12	.78	.59	.51	.46
Net realized and unrealized gain (loss)	4.27	(10.34)	6.08	(3.15)	2.45	4.26
Total from investment operations	4.33	(10.22)	6.86	(2.56)	2.96	4.72
Distributions from net investment income	(.01)	(.72)	(.50)	(.40)	(.49)	(.40)
Total distributions	(.01)	(.72)	(.50)	(.40)	(.49)	(.40)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$21.66	$17.34	$28.28	$21.92	$24.88	$22.40
Total ReturnC,D	24.99%	(37.07)%	32.09%	(10.44)%	13.94%	26.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.99%G	.99%	1.01%	1.01%	1.01%	1.07%
Expenses net of fee waivers, if any	.99%G	.99%	1.00%	1.01%	1.01%	1.07%
Expenses net of all reductions	.99%G	.97%	1.00%	.98%	1.01%	1.06%
Net investment income (loss)	.56%G	.54%	3.17%	2.45%	2.27%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$3,349	$3,508	$7,124	$4,546	$8,600	$3,825
Portfolio turnover rateH	39%G	54%	48%	53%	51%	108%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Latin America Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.32	$28.24	$21.92	$21.51
Income from Investment Operations
Net investment income (loss)B	.08	.14	.85	(.01)
Net realized and unrealized gain (loss)	4.27	(10.32)	6.03	.42
Total from investment operations	4.35	(10.18)	6.88	.41
Distributions from net investment income	(.02)	(.74)	(.56)	–
Total distributions	(.02)	(.74)	(.56)	–
Net asset value, end of period	$21.65	$17.32	$28.24	$21.92
Total ReturnC,D	25.11%	(37.00)%	32.28%	1.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.86%G	.86%	.86%	.95%G
Expenses net of fee waivers, if any	.86%G	.86%	.86%	.95%G
Expenses net of all reductions	.86%G	.84%	.86%	.93%G
Net investment income (loss)	.70%G	.67%	3.31%	(.37)%G
Supplemental Data
Net assets, end of period (000 omitted)	$19,794	$13,520	$26,605	$145
Portfolio turnover rateH	39%G	54%	48%	53%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Latin America, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,870,383
Gross unrealized depreciation	(65,563,915)
Net unrealized appreciation (depreciation)	$3,306,468
Tax cost	$362,331,962

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(38,986,386)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Latin America Fund	70,031,295	92,580,914

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$14,459	$659
Class M	.25%	.25%	8,880	349
Class C	.75%	.25%	4,433	577
			$27,772	$1,585

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,963
Class M	182
Class C(a)	76
$5,221

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$15,760.27
Class M	4,999.28
Class C	1,219.28
Latin America	393,882.23
Class I	3,185.18
Class Z	4,217.04
	$423,262

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Latin America Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Latin America Fund	$70

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Latin America Fund	796,570	2,304,873

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Latin America Fund	$371

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Latin America Fund	$5,523	$8	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $605.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Latin America Fund
Distributions to shareholders
Class A	$1,584	$377,476
Class M	–	110,623
Class C	–	43,517
Latin America	206,329	12,445,183
Class I	2,224	292,870
Class Z	18,568	660,558
Total	$228,705	$13,930,227

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Latin America Fund
Class A
Shares sold	77,850	58,793	$1,639,333	$1,227,367
Reinvestment of distributions	65	13,321	1,514	367,553
Shares redeemed	(62,814)	(180,467)	(1,367,525)	(3,825,749)
Net increase (decrease)	15,101	(108,353)	$273,322	$(2,230,829)
Class M
Shares sold	8,447	10,639	$187,749	$235,009
Reinvestment of distributions	–	3,964	–	109,913
Shares redeemed	(22,804)	(59,887)	(499,259)	(1,237,441)
Net increase (decrease)	(14,357)	(45,284)	$(311,510)	$(892,519)
Class C
Shares sold	2,612	9,815	$56,841	$242,018
Reinvestment of distributions	–	1,420	–	40,064
Shares redeemed	(13,483)	(85,138)	(298,347)	(2,000,990)
Net increase (decrease)	(10,871)	(73,903)	$(241,506)	$(1,718,908)
Latin America
Shares sold	1,183,058	4,448,914	$25,658,443	$97,253,119
Reinvestment of distributions	7,805	404,088	181,543	11,085,949
Shares redeemed	(2,559,360)	(7,144,685)	(55,942,127)	(149,090,348)
Net increase (decrease)	(1,368,497)	(2,291,683)	$(30,102,141)	$(40,751,280)
Class I
Shares sold	22,021	476,368	$470,160	$12,550,386
Reinvestment of distributions	94	10,595	2,192	290,124
Shares redeemed	(69,878)	(536,551)	(1,494,538)	(11,981,884)
Net increase (decrease)	(47,763)	(49,588)	$(1,022,186)	$858,626
Class Z
Shares sold	616,677	436,475	$12,570,225	$8,485,713
Reinvestment of distributions	800	24,183	18,559	660,494
Shares redeemed	(483,855)	(622,264)	(10,385,453)	(13,158,753)
Net increase (decrease)	133,622	(161,606)	$2,203,331	$(4,012,546)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Nordic Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Sweden	52.0%
Finland	18.7%
Denmark	15.7%
Norway	8.2%
United States of America*	2.8%
Malta	1.6%
Luxembourg	1.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.3

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	6.4
Ericsson (B Shares) (Sweden, Communications Equipment)	5.3
Swedbank AB (A Shares) (Sweden, Banks)	4.5
Sampo Oyj (A Shares) (Finland, Insurance)	3.9
Swedish Match Co. AB (Sweden, Tobacco)	3.6
Volvo AB (B Shares) (Sweden, Machinery)	3.5
ORSTED A/S (Denmark, Electric Utilities)	3.3
UPM-Kymmene Corp. (Finland, Paper & Forest Products)	3.2
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	3.1
Atlas Copco AB (B Shares) (Sweden, Machinery)	3.1
39.9

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	26.4
Financials	16.5
Health Care	12.1
Materials	8.4
Consumer Discretionary	7.8
Information Technology	6.7
Consumer Staples	6.6
Communication Services	5.7
Energy	4.1
Utilities	3.3

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Nordic market. As of April 30, 2021, the Fund did not have more than 25% of its total assets invested in any one industry.

Fidelity® Nordic Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Denmark - 15.7%
A.P. Moller - Maersk A/S Series B	2,974	$7,398,206
GN Store Nord A/S	90,500	8,170,078
Novo Nordisk A/S Series B	341,000	25,154,709
ORSTED A/S (a)	88,888	12,965,169
Tryg A/S	359,783	8,233,466

TOTAL DENMARK		61,921,628

Finland - 18.7%
Elisa Corp. (A Shares)	132,000	7,488,911
Kone OYJ (B Shares)	46,000	3,613,531
Nanoform Finland PLC	527,400	4,438,467
Nokian Tyres PLC	259,300	9,657,811
Olvi PLC (A Shares)	187,187	11,859,902
Sampo Oyj (A Shares)	320,000	15,200,287
Stora Enso Oyj (R Shares)	460,700	8,823,254
UPM-Kymmene Corp.	323,400	12,655,689

TOTAL FINLAND		73,737,852

Luxembourg - 1.0%
Subsea 7 SA	400,000	4,059,587
Malta - 1.6%
Kambi Group PLC (b)	126,188	6,382,775
Norway - 8.2%
Equinor ASA	359,200	7,314,320
Kongsberg Gruppen ASA	335,000	8,451,466
Schibsted ASA (B Shares)	203,350	8,916,717
Selvaag Bolig ASA	350,000	2,569,077
TGS Nopec Geophysical Co. ASA	300,900	4,581,821
Volue A/S	85,700	494,185

TOTAL NORWAY		32,327,586

Sweden - 52.0%
Addlife AB	363,084	10,061,899
Alfa Laval AB (c)	310,000	10,487,682
ASSA ABLOY AB (B Shares)	425,300	12,122,649
Atlas Copco AB (B Shares) (c)	232,100	12,049,772
Dustin Group AB (a)(c)	707,400	8,832,525
Eltel AB (a)(b)(c)	1,477,623	4,538,181
Ericsson (B Shares)	1,528,400	20,991,257
Fortnox AB	33,000	1,691,798
Hemnet Group AB (b)	7,800	147,421
HEXPOL AB (B Shares)	948,770	11,661,324
Instalco AB	160,000	6,800,267
Investor AB (B Shares)	133,250	11,315,676
INVISIO AB	260,000	5,856,914
John Mattson Fastighetsforetag (b)	120,731	1,976,637
Lagercrantz Group AB (B Shares)	326,653	3,370,500
Momentum Group AB (B Shares)	236,969	5,514,455
Nibe Industrier AB (B Shares)	184,400	6,748,188
Securitas AB (B Shares)	398,300	6,796,302
Stillfront Group AB (b)	560,000	5,725,322
Swedbank AB (A Shares)	1,001,699	17,599,885
Swedish Match Co. AB	174,100	14,280,825
VNV Global AB (b)	955,496	11,783,497
VNV Global AB warrants 8/10/23 (b)	162,854	336,652
Volvo AB (B Shares)	570,000	13,927,565

TOTAL SWEDEN		204,617,193

United States of America - 1.5%
Autoliv, Inc. (depositary receipt) (c)	57,200	5,771,656
TOTAL COMMON STOCKS
(Cost $280,519,942)		388,818,277

Money Market Funds - 7.3%
Fidelity Cash Central Fund 0.04% (d)	5,438,940	5,440,028
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	23,279,672	23,282,000
TOTAL MONEY MARKET FUNDS
(Cost $28,722,028)		28,722,028
TOTAL INVESTMENT IN SECURITIES - 106.0%
(Cost $309,241,970)		417,540,305
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(23,777,393)
NET ASSETS - 100%		$393,762,912

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,335,875 or 6.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,350
Fidelity Securities Lending Cash Central Fund	86,253
Total	$88,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $12,355,896. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Securities Lending Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $111,640,253 and $100,714,149, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$22,130,950	$22,130,950	$--	$--
Consumer Discretionary	30,644,767	30,644,767	--	--
Consumer Staples	26,140,727	26,140,727	--	--
Energy	15,955,728	15,955,728	--	--
Financials	64,469,463	64,469,463	--	--
Health Care	47,825,153	22,670,444	25,154,709	--
Industrials	104,305,178	96,906,972	7,398,206	--
Information Technology	26,547,740	5,556,483	20,991,257	--
Materials	33,140,267	33,140,267	--	--
Real Estate	4,693,135	4,693,135	--	--
Utilities	12,965,169	12,965,169	--	--
Money Market Funds	28,722,028	28,722,028	--	--
Total Investments in Securities:	$417,540,305	$363,996,133	$53,544,172	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Nordic Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,552,323) — See accompanying schedule: Unaffiliated issuers (cost $280,519,942)	$388,818,277
Fidelity Central Funds (cost $28,722,028)	28,722,028
Total Investment in Securities (cost $309,241,970)		$417,540,305
Receivable for fund shares sold		521,308
Dividends receivable		1,239,564
Distributions receivable from Fidelity Central Funds		41,234
Prepaid expenses		111
Other receivables		27,882
Total assets		419,370,404
Liabilities
Payable for investments purchased	$1,823,532
Payable for fund shares redeemed	175,758
Accrued management fee	222,053
Other affiliated payables	67,334
Other payables and accrued expenses	36,815
Collateral on securities loaned	23,282,000
Total liabilities		25,607,492
Net Assets		$393,762,912
Net Assets consist of:
Paid in capital		$256,942,169
Total accumulated earnings (loss)		136,820,743
Net Assets		$393,762,912
Net Asset Value, offering price and redemption price per share ($393,762,912 ÷ 5,530,112 shares)		$71.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$6,796,422
Income from Fidelity Central Funds (including $86,253 from security lending)		88,603
Income before foreign taxes withheld		6,885,025
Less foreign taxes withheld		(1,260,603)
Total income		5,624,422
Expenses
Management fee	$1,250,366
Transfer agent fees	294,514
Accounting fees	95,666
Custodian fees and expenses	15,774
Independent trustees' fees and expenses	757
Registration fees	17,696
Audit	36,263
Legal	2,120
Interest	169
Miscellaneous	775
Total expenses before reductions	1,714,100
Expense reductions	(52,399)
Total expenses after reductions		1,661,701
Net investment income (loss)		3,962,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,217,906
Fidelity Central Funds	18
Foreign currency transactions	58,589
Total net realized gain (loss)		33,276,513
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	55,076,751
Assets and liabilities in foreign currencies	7,398
Total change in net unrealized appreciation (depreciation)		55,084,149
Net gain (loss)		88,360,662
Net increase (decrease) in net assets resulting from operations		$92,323,383

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,962,721	$815,001
Net realized gain (loss)	33,276,513	7,643,755
Change in net unrealized appreciation (depreciation)	55,084,149	52,885,593
Net increase (decrease) in net assets resulting from operations	92,323,383	61,344,349
Distributions to shareholders	(11,742,235)	(12,119,885)
Share transactions
Proceeds from sales of shares	41,796,866	30,960,753
Reinvestment of distributions	10,959,662	11,280,829
Cost of shares redeemed	(40,998,404)	(51,938,088)
Net increase (decrease) in net assets resulting from share transactions	11,758,124	(9,696,506)
Total increase (decrease) in net assets	92,339,272	39,527,958
Net Assets
Beginning of period	301,423,640	261,895,682
End of period	$393,762,912	$301,423,640
Other Information
Shares
Sold	636,550	579,201
Issued in reinvestment of distributions	175,805	242,286
Redeemed	(616,114)	(1,096,848)
Net increase (decrease)	196,241	(275,361)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nordic Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$56.51	$46.69	$49.64	$54.34	$45.28	$44.99
Income from Investment Operations
Net investment income (loss)A	.71	.15	1.50B	.47	.51	.64
Net realized and unrealized gain (loss)	16.15	11.86	.15	(3.01)	9.32	.27
Total from investment operations	16.86	12.01	1.65	(2.54)	9.83	.91
Distributions from net investment income	(.96)	(1.60)	(.05)	(.50)	(.65)	(.57)
Distributions from net realized gain	(1.21)	(.59)	(4.55)	(1.67)	(.12)	(.05)
Total distributions	(2.17)	(2.19)	(4.60)	(2.17)	(.77)	(.62)
Redemption fees added to paid in capitalA	–	–	–	.01	–C	–C
Net asset value, end of period	$71.20	$56.51	$46.69	$49.64	$54.34	$45.28
Total ReturnD,E	30.38%	26.73%	3.96%	(4.80)%	22.14%	1.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	.93%H	.96%	.98%	.98%	.99%	.99%
Expenses net of fee waivers, if any	.93%H	.96%	.98%	.97%	.99%	.98%
Expenses net of all reductions	.90%H	.96%	.96%	.97%	.96%	.98%
Net investment income (loss)	2.14%H	.31%	3.28%B	.89%	1.04%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$393,763	$301,424	$261,896	$290,184	$376,747	$430,020
Portfolio turnover rateI	48%H	29%	34%	56%	69%	63%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.82 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$108,980,263
Gross unrealized depreciation	(7,637,205)
Net unrealized appreciation (depreciation)	$101,343,058
Tax cost	$316,197,247

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nordic Fund	100,513,455	84,706,630

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Nordic Fund	.05

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Nordic Fund	Borrower	$6,987,333.29%		$169

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Nordic Fund	$355

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Nordic Fund	$4,717	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $51,859 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $535.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Pacific Basin Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	30.9%
Cayman Islands	16.7%
Taiwan	9.7%
China	8.2%
Australia	8.0%
Korea (South)	7.8%
India	5.8%
Hong Kong	3.8%
United States of America*	2.0%
Other	7.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	99.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	5.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	5.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.1
AIA Group Ltd. (Hong Kong, Insurance)	2.1
Sony Group Corp. (Japan, Household Durables)	1.9
SoftBank Group Corp. (Japan, Wireless Telecommunication Services)	1.9
MediaTek, Inc. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
CSL Ltd. (Australia, Biotechnology)	1.7
30.1

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	23.5
Consumer Discretionary	17.3
Financials	13.6
Health Care	13.0
Communication Services	10.1
Industrials	9.3
Consumer Staples	4.1
Real Estate	3.1
Materials	2.8
Energy	1.6

Fidelity® Pacific Basin Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 8.0%
Afterpay Ltd. (a)	63,277	$5,734,901
Aristocrat Leisure Ltd.	373,311	10,689,353
Blue Sky Alternative Investments Ltd. (a)(b)	1,733,447	13
BWX Ltd.	2,012,663	7,287,138
CSL Ltd.	109,654	22,905,416
HUB24 Ltd.	797,005	15,521,232
Lynas Rare Earths Ltd. (a)	699,567	2,964,013
Macquarie Group Ltd.	130,520	16,136,641
National Storage (REIT) unit	7,986,135	12,365,759
Pro Medicus Ltd.	70,223	2,553,886
Technology One Ltd.	889,134	6,493,273
Treasury Wine Estates Ltd.	409,759	3,169,205

TOTAL AUSTRALIA		105,820,830

Cayman Islands - 16.7%
51job, Inc. sponsored ADR (a)	85,600	5,268,680
Akeso, Inc. (c)	1,102,000	7,554,504
Alibaba Group Holding Ltd. (a)	2,611,400	75,489,617
Anta Sports Products Ltd.	296,000	5,315,825
Bilibili, Inc.:
ADR (a)(d)	48,200	5,343,452
Class Z (a)	11,900	1,364,990
Chailease Holding Co. Ltd.	1,476,000	10,669,243
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,920,000	8,292,749
Hypebeast Ltd. (a)	21,817,500	3,370,474
Innovent Biologics, Inc. (a)(c)	214,500	2,330,636
International Housewares Retail Co. Ltd.	19,363,700	6,805,433
JD Health International, Inc. (c)	75,500	1,176,081
Sea Ltd. ADR (a)	25,000	6,313,500
Shenzhou International Group Holdings Ltd.	424,700	9,342,974
Tencent Holdings Ltd.	835,500	66,649,539
XPeng, Inc. ADR (a)	128,200	3,834,462
Zai Lab Ltd. (a)	11,900	1,978,537

TOTAL CAYMAN ISLANDS		221,100,701

China - 8.1%
Centre Testing International Group Co. Ltd. (A Shares)	2,386,109	12,060,475
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,148,802	10,631,765
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,806,000	4,955,589
Haier Smart Home Co. Ltd. (a)	1,998,400	8,644,233
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	358,900	8,677,136
Kweichow Moutai Co. Ltd. (A Shares)	58,350	18,088,455
Midea Group Co. Ltd. (A Shares)	761,800	9,434,387
Qingdao Port International Co. Ltd. (H Shares) (c)	7,112,000	4,376,475
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	158,199	11,396,633
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	244,000	2,165,852
Weichai Power Co. Ltd. (H Shares)	1,305,000	3,020,666
WuXi AppTec Co. Ltd. (H Shares) (c)	202,900	4,798,395
Yunnan Baiyao Group Co. Ltd. (A Shares)	543,033	9,021,889

TOTAL CHINA		107,271,950

Hong Kong - 3.8%
AIA Group Ltd.	2,155,400	27,357,578
Antengene Corp. (c)	757,000	1,637,231
Antengene Corp.	592,600	1,217,585
Hang Seng Bank Ltd.	273,300	5,365,550
Link (REIT)	490,300	4,636,160
Sino Land Ltd.	7,051,817	10,476,389

TOTAL HONG KONG		50,690,493

India - 5.8%
Axis Bank Ltd. (a)	1,453,098	14,027,679
CCL Products (India) Ltd. (a)	1,250,367	4,504,732
Embassy Office Parks (REIT)	1,217,400	5,139,037
HDFC Bank Ltd. (a)	416,032	7,906,468
Housing Development Finance Corp. Ltd.	247,184	8,077,915
Indraprastha Gas Ltd.	758,600	5,213,550
Oberoi Realty Ltd. (a)	299,341	2,212,064
Petronet LNG Ltd.	1,275,200	4,131,851
Power Grid Corp. of India Ltd.	1,496,460	4,446,641
Reliance Industries Ltd.	636,375	17,139,288
TCNS Clothing Co. Ltd. (a)(c)	594,671	3,887,786

TOTAL INDIA		76,687,011

Indonesia - 1.4%
PT Bank Central Asia Tbk	5,219,800	11,572,454
PT Bank Rakyat Indonesia Tbk	24,531,400	6,877,963

TOTAL INDONESIA		18,450,417

Japan - 30.9%
Astellas Pharma, Inc.	434,100	6,533,669
Bank of Kyoto Ltd.	88,500	4,745,265
Create SD Holdings Co. Ltd.	211,800	6,424,348
Daiichikosho Co. Ltd.	136,000	5,064,690
Daikin Industries Ltd.	52,300	10,549,684
DENSO Corp.	101,500	6,555,847
Hitachi Ltd.	317,300	15,622,576
Hoya Corp.	170,300	19,376,709
Iriso Electronics Co. Ltd.	135,100	6,390,951
Keyence Corp.	33,600	16,146,692
Kyowa Hakko Kirin Co., Ltd.	290,000	8,809,589
Minebea Mitsumi, Inc.	416,300	10,440,830
Misumi Group, Inc.	271,800	7,659,841
Murata Manufacturing Co. Ltd.	125,096	9,946,059
Net One Systems Co. Ltd.	74,900	2,460,344
Nexon Co. Ltd.	200,700	6,656,945
Nihon M&A Center, Inc.	463,600	12,148,874
Nitori Holdings Co. Ltd.	53,200	9,545,722
NOF Corp.	134,800	7,129,143
Nomura Research Institute Ltd.	78,000	2,401,592
NSD Co. Ltd.	539,600	8,793,372
Olympus Corp.	833,300	17,136,442
Open House Co. Ltd.	334,600	13,914,878
Oracle Corp. Japan	42,700	4,004,712
ORIX Corp.	805,100	12,946,868
Outsourcing, Inc.	196,800	3,027,000
PALTAC Corp.	86,600	4,508,683
Park24 Co. Ltd. (a)	289,300	5,587,998
Recruit Holdings Co. Ltd.	268,900	12,124,027
Renesas Electronics Corp. (a)	969,200	11,306,890
SCSK Corp.	62,600	3,631,476
Shin-Etsu Chemical Co. Ltd.	99,000	16,712,874
SMS Co., Ltd.	318,400	8,693,436
SoftBank Group Corp.	284,700	25,654,500
Sony Group Corp.	256,600	25,654,594
Sugi Holdings Co. Ltd.	74,200	5,702,992
TechnoPro Holdings, Inc.	57,200	4,202,727
TIS, Inc.	171,300	4,255,463
Tokio Marine Holdings, Inc.	195,300	9,345,951
Tsuruha Holdings, Inc.	73,300	8,464,141
Yamato Holdings Co. Ltd.	218,600	6,170,565
Z Holdings Corp.	1,049,400	4,848,998
ZOZO, Inc.	501,200	16,922,207

TOTAL JAPAN		408,220,164

Korea (South) - 5.7%
Doosan Fuel Cell Co. Ltd. (a)	78,510	3,166,292
KB Financial Group, Inc.	160,340	7,851,459
POSCO	33,480	10,883,735
Samsung Electronics Co. Ltd.	468,350	34,133,245
SK Hynix, Inc.	165,288	18,919,111
SK IE Technology Co. Ltd. (a)(c)(e)	4,300	403,745

TOTAL KOREA (SOUTH)		75,357,587

Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	5,559,000	8,072,546
Netherlands - 1.0%
ASML Holding NV (Netherlands)	20,300	13,177,582
New Zealand - 1.8%
Auckland International Airport Ltd.	970,400	5,270,634
EBOS Group Ltd.	416,179	8,860,076
Ryman Healthcare Group Ltd.	928,240	9,425,687

TOTAL NEW ZEALAND		23,556,397

Philippines - 0.8%
Ayala Land, Inc.	10,417,600	6,942,910
Jollibee Food Corp.	1,088,000	3,963,324

TOTAL PHILIPPINES		10,906,234

Singapore - 1.5%
United Overseas Bank Ltd.	1,013,100	20,242,968
Taiwan - 9.7%
eMemory Technology, Inc.	181,000	6,671,319
Formosa Sumco Technology Corp.	838,000	5,757,595
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,246,000	13,474,181
MediaTek, Inc.	548,000	23,237,789
Taiwan Semiconductor Manufacturing Co. Ltd.	3,345,000	70,414,193
Voltronic Power Technology Corp.	194,413	8,870,158

TOTAL TAIWAN		128,425,235

United States of America - 1.1%
GI Dynamics, Inc. CDI (a)(b)	5,561,290	8,568
ResMed, Inc. CDI	679,762	13,704,042
Space Exploration Technologies Corp. Class A (a)(b)(f)	500	209,995

TOTAL UNITED STATES OF AMERICA		13,922,605

TOTAL COMMON STOCKS
(Cost $813,287,289)		1,281,902,720

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C(b)(f)	87,773	1,213,901
Nonconvertible Preferred Stocks - 2.1%
Korea (South) - 2.1%
Samsung Electronics Co. Ltd.	418,780	27,449,810
TOTAL PREFERRED STOCKS
(Cost $16,221,128)		28,663,711

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.04% (g)	1,976,315	1,976,710
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	2,233,427	2,233,650
TOTAL MONEY MARKET FUNDS
(Cost $4,210,360)		4,210,360
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $833,718,777)		1,314,776,791
NET OTHER ASSETS (LIABILITIES) - 0.6%		7,538,272
NET ASSETS - 100%		$1,322,315,063

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,623,454 or 2.8% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,423,896 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,246,653
Space Exploration Technologies Corp. Class A	2/16/21	$209,995

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,238
Fidelity Securities Lending Cash Central Fund	7,261
Total	$15,499

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$133,339,634	$41,035,595	$92,304,039	$--
Consumer Discretionary	231,272,760	120,785,575	110,487,185	--
Consumer Staples	53,641,011	53,641,011	--	--
Energy	21,271,139	21,271,139	--	--
Financials	178,645,247	135,529,729	43,115,505	13
Health Care	169,599,132	158,646,872	9,729,791	1,222,469
Industrials	122,848,357	96,943,985	25,694,377	209,995
Information Technology	310,423,128	216,885,292	93,537,834	2
Materials	38,093,513	26,806,030	11,287,480	3
Real Estate	41,772,319	41,772,319	--	--
Utilities	9,660,191	9,660,191	--	--
Money Market Funds	4,210,360	4,210,360	--	--
Total Investments in Securities:	$1,314,776,791	$927,188,098	$386,156,211	$1,432,482

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,131,658) — See accompanying schedule: Unaffiliated issuers (cost $829,508,417)	$1,310,566,431
Fidelity Central Funds (cost $4,210,360)	4,210,360
Total Investment in Securities (cost $833,718,777)		$1,314,776,791
Foreign currency held at value (cost $413)		410
Receivable for investments sold		13,733,370
Receivable for fund shares sold		448,223
Dividends receivable		2,369,984
Distributions receivable from Fidelity Central Funds		1,209
Prepaid expenses		410
Other receivables		78,148
Total assets		1,331,408,545
Liabilities
Payable for investments purchased
Regular delivery	$2,548,507
Delayed delivery	407,782
Payable for fund shares redeemed	780,872
Accrued management fee	912,244
Other affiliated payables	208,060
Other payables and accrued expenses	2,002,367
Collateral on securities loaned	2,233,650
Total liabilities		9,093,482
Net Assets		$1,322,315,063
Net Assets consist of:
Paid in capital		$762,662,643
Total accumulated earnings (loss)		559,652,420
Net Assets		$1,322,315,063
Net Asset Value, offering price and redemption price per share ($1,322,315,063 ÷ 29,208,914 shares)		$45.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$7,800,879
Income from Fidelity Central Funds (including $7,261 from security lending)		15,499
Income before foreign taxes withheld		7,816,378
Less foreign taxes withheld		(993,461)
Total income		6,822,917
Expenses
Management fee
Basic fee	$4,375,676
Performance adjustment	944,944
Transfer agent fees	923,215
Accounting fees	293,966
Custodian fees and expenses	125,306
Independent trustees' fees and expenses	2,669
Registration fees	31,486
Audit	48,977
Legal	1,232
Miscellaneous	2,569
Total expenses before reductions	6,750,040
Expense reductions	(98,095)
Total expenses after reductions		6,651,945
Net investment income (loss)		170,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,853,563
Fidelity Central Funds	45
Foreign currency transactions	(191,342)
Total net realized gain (loss)		83,662,266
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,251,970)	111,642,963
Assets and liabilities in foreign currencies	21,832
Total change in net unrealized appreciation (depreciation)		111,664,795
Net gain (loss)		195,327,061
Net increase (decrease) in net assets resulting from operations		$195,498,033

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$170,972	$4,450,080
Net realized gain (loss)	83,662,266	56,003,957
Change in net unrealized appreciation (depreciation)	111,664,795	145,371,488
Net increase (decrease) in net assets resulting from operations	195,498,033	205,825,525
Distributions to shareholders	(53,433,366)	(7,073,863)
Share transactions
Proceeds from sales of shares	156,696,107	149,577,623
Reinvestment of distributions	41,320,240	5,463,324
Cost of shares redeemed	(102,439,327)	(160,273,327)
Net increase (decrease) in net assets resulting from share transactions	95,577,020	(5,232,380)
Total increase (decrease) in net assets	237,641,687	193,519,282
Net Assets
Beginning of period	1,084,673,376	891,154,094
End of period	$1,322,315,063	$1,084,673,376
Other Information
Shares
Sold	3,509,297	4,337,162
Issued in reinvestment of distributions	976,607	163,622
Redeemed	(2,286,695)	(4,784,617)
Net increase (decrease)	2,199,209	(283,833)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pacific Basin Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.16	$32.65	$29.51	$35.53	$28.82	$27.01
Income from Investment Operations
Net investment income (loss)A	.01	.16	.26	.22	.25	.24
Net realized and unrealized gain (loss)	7.05	7.61	5.74	(4.69)	7.09	2.88
Total from investment operations	7.06	7.77	6.00	(4.47)	7.34	3.12
Distributions from net investment income	(.10)	(.26)	(.20)	(.23)	(.17)	(.36)
Distributions from net realized gain	(1.85)	–	(2.67)	(1.32)	(.46)	(.95)
Total distributions	(1.95)	(.26)	(2.86)B	(1.55)	(.63)	(1.31)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$45.27	$40.16	$32.65	$29.51	$35.53	$28.82
Total ReturnD,E	17.92%	23.95%	22.37%	(13.24)%	26.22%	12.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.05%H	1.11%	.97%	1.07%	1.11%	1.19%
Expenses net of fee waivers, if any	1.05%H	1.11%	.97%	1.07%	1.11%	1.19%
Expenses net of all reductions	1.03%H	1.10%	.97%	1.06%	1.10%	1.19%
Net investment income (loss)	.03%H	.47%	.88%	.62%	.84%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,322,315	$1,084,673	$891,154	$807,632	$975,259	$688,318
Portfolio turnover rateI	41%H	27%	32%	37%	36%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$514,468,787
Gross unrealized depreciation	(36,467,769)
Net unrealized appreciation (depreciation)	$478,001,018
Tax cost	$836,775,773

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	306,128,565	255,511,220

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pacific Basin Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Pacific Basin Fund	$282

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pacific Basin Fund	4,868,501	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Pacific Basin Fund	$1,249

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Pacific Basin Fund	$191	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $96,235 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $26.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,834.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Pacific Basin Fund	17%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Pacific Basin Fund	25%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Canada Fund
Class A	1.13%
Actual		$1,000.00	$1,357.80	$6.61
Hypothetical-C		$1,000.00	$1,019.19	$5.66
Class M	1.41%
Actual		$1,000.00	$1,355.90	$8.24
Hypothetical-C		$1,000.00	$1,017.80	$7.05
Class C	1.91%
Actual		$1,000.00	$1,352.70	$11.14
Hypothetical-C		$1,000.00	$1,015.32	$9.54
Canada	.82%
Actual		$1,000.00	$1,359.70	$4.80
Hypothetical-C		$1,000.00	$1,020.73	$4.11
Class I	.75%
Actual		$1,000.00	$1,360.40	$4.39
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class Z	.67%
Actual		$1,000.00	$1,360.70	$3.92
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Fidelity China Region Fund
Class A	1.22%
Actual		$1,000.00	$1,200.10	$6.66
Hypothetical-C		$1,000.00	$1,018.74	$6.11
Class M	1.50%
Actual		$1,000.00	$1,198.50	$8.18
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class C	1.97%
Actual		$1,000.00	$1,195.50	$10.72
Hypothetical-C		$1,000.00	$1,015.03	$9.84
China Region	.92%
Actual		$1,000.00	$1,201.90	$5.02
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Class I	.93%
Actual		$1,000.00	$1,201.80	$5.08
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Class Z	.81%
Actual		$1,000.00	$1,202.50	$4.42
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Fidelity Emerging Asia Fund	1.01%
Actual		$1,000.00	$1,268.10	$5.68
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Fidelity Emerging Markets Fund
Emerging Markets	.89%
Actual		$1,000.00	$1,196.20	$4.85
Hypothetical-C		$1,000.00	$1,020.38	$4.46
Class K	.78%
Actual		$1,000.00	$1,196.90	$4.25
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Fidelity Europe Fund
Class A	1.39%
Actual		$1,000.00	$1,314.00	$7.98
Hypothetical-C		$1,000.00	$1,017.90	$6.95
Class M	1.72%
Actual		$1,000.00	$1,312.00	$9.86
Hypothetical-C		$1,000.00	$1,016.27	$8.60
Class C	2.21%
Actual		$1,000.00	$1,308.50	$12.65
Hypothetical-C		$1,000.00	$1,013.84	$11.04
Europe	1.10%
Actual		$1,000.00	$1,315.90	$6.32
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class I	1.09%
Actual		$1,000.00	$1,315.90	$6.26
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Class Z	.98%
Actual		$1,000.00	$1,316.40	$5.63
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Fidelity Japan Fund
Class A	1.38%
Actual		$1,000.00	$1,148.30	$7.35
Hypothetical-C		$1,000.00	$1,017.95	$6.90
Class M	1.69%
Actual		$1,000.00	$1,146.20	$8.99
Hypothetical-C		$1,000.00	$1,016.41	$8.45
Class C	2.09%
Actual		$1,000.00	$1,144.30	$11.11
Hypothetical-C		$1,000.00	$1,014.43	$10.44
Japan	1.09%
Actual		$1,000.00	$1,150.00	$5.81
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Class I	1.03%
Actual		$1,000.00	$1,150.30	$5.49
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class Z	.95%
Actual		$1,000.00	$1,150.40	$5.07
Hypothetical-C		$1,000.00	$1,020.08	$4.76
Fidelity Japan Smaller Companies Fund	.91%
Actual		$1,000.00	$1,063.30	$4.66
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Fidelity Latin America Fund
Class A	1.34%
Actual		$1,000.00	$1,248.40	$7.47
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class M	1.60%
Actual		$1,000.00	$1,246.00	$8.91
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.09%
Actual		$1,000.00	$1,243.60	$11.63
Hypothetical-C		$1,000.00	$1,014.43	$10.44
Latin America	1.05%
Actual		$1,000.00	$1,250.10	$5.86
Hypothetical-C		$1,000.00	$1,019.59	$5.26
Class I	.99%
Actual		$1,000.00	$1,249.90	$5.52
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class Z	.86%
Actual		$1,000.00	$1,251.10	$4.80
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Fidelity Nordic Fund	.93%
Actual		$1,000.00	$1,303.80	$5.31
Hypothetical-C		$1,000.00	$1,020.18	$4.66
Fidelity Pacific Basin Fund	1.05%
Actual		$1,000.00	$1,179.20	$5.67
Hypothetical-C		$1,000.00	$1,019.59	$5.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Targeted International Equity Funds

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TIF-SANN-0621
1.703611.123

Fidelity's Broadly Diversified International Equity Funds

Fidelity® Diversified International Fund

Fidelity® International Capital Appreciation Fund

Fidelity® Overseas Fund

Fidelity® Worldwide Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Diversified International Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® International Capital Appreciation Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Overseas Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Worldwide Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Diversified International Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	17.8%
France	10.2%
United Kingdom	8.1%
Switzerland	8.1%
United States of America*	7.5%
Germany	7.4%
Netherlands	6.8%
Cayman Islands	3.9%
India	3.6%
Other	26.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	2.0
Sony Group Corp. (Japan, Household Durables)	1.7
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.4
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
DSV Panalpina A/S (Denmark, Air Freight & Logistics)	1.3
18.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	17.4
Industrials	17.1
Financials	15.5
Health Care	13.6
Consumer Discretionary	13.2
Consumer Staples	6.3
Communication Services	5.0
Materials	5.0
Utilities	2.1
Energy	1.7

Fidelity® Diversified International Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 0.4%
Aristocrat Leisure Ltd.	2,153,275	$61,656,681
Lynas Rare Earths Ltd. (a)	409,000	1,732,902

TOTAL AUSTRALIA		63,389,583

Bailiwick of Jersey - 1.6%
Experian PLC	1,942,990	74,905,346
Ferguson PLC	883,958	111,482,560
WPP PLC	3,930,561	52,992,294

TOTAL BAILIWICK OF JERSEY		239,380,200

Belgium - 1.4%
KBC Groep NV	1,858,283	144,368,882
UCB SA	671,103	62,174,596

TOTAL BELGIUM		206,543,478

Bermuda - 1.0%
Credicorp Ltd. (United States)	117,084	13,979,830
Hiscox Ltd. (a)	2,402,731	26,944,528
IHS Markit Ltd.	928,258	99,861,996

TOTAL BERMUDA		140,786,354

Canada - 1.6%
Canadian Natural Resources Ltd.	958,604	29,097,763
Constellation Software, Inc.	59,708	87,628,892
Fairfax India Holdings Corp. (a)(b)	1,832,686	22,120,520
First Quantum Minerals Ltd.	1,047,314	24,138,962
Franco-Nevada Corp.	410,037	57,121,292
Thomson Reuters Corp.	194,903	18,075,087

TOTAL CANADA		238,182,516

Cayman Islands - 3.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	582,765	134,589,577
Anta Sports Products Ltd.	4,321,050	77,601,168
Li Ning Co. Ltd.	8,722,302	71,191,007
New Oriental Education & Technology Group, Inc. sponsored ADR	3,436,057	52,434,230
Sea Ltd. ADR (a)	67,784	17,118,171
Tencent Holdings Ltd.	2,208,294	176,160,115
Zai Lab Ltd. ADR (a)	265,570	44,140,390

TOTAL CAYMAN ISLANDS		573,234,658

China - 1.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	2,820,900	26,106,452
Kweichow Moutai Co. Ltd. (A Shares)	391,955	121,505,747
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	387,400	7,106,473
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	491,100	35,378,773
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	1,744,300	8,412,303

TOTAL CHINA		198,509,748

Denmark - 2.4%
DSV Panalpina A/S	836,548	186,571,275
GN Store Nord A/S	437,660	39,510,677
ORSTED A/S (b)	538,603	78,560,421
Vestas Wind Systems A/S	1,124,820	46,953,879

TOTAL DENMARK		351,596,252

Finland - 0.2%
Neste Oyj	394,772	23,920,578
France - 10.2%
Amundi SA (b)	647,966	57,725,169
BNP Paribas SA	2,575,174	165,114,350
Capgemini SA	694,486	127,245,739
Dassault Systemes SA	257,684	59,776,023
Hermes International SCA	13,985	17,553,259
Legrand SA	977,937	95,233,705
LVMH Moet Hennessy Louis Vuitton SE	407,842	307,247,973
Pernod Ricard SA	670,845	137,673,544
Sanofi SA	1,765,971	185,148,603
Sartorius Stedim Biotech	80,258	36,859,249
Societe Generale Series A	1,656,150	47,112,827
SR Teleperformance SA	398,586	153,871,125
Worldline SA/France (a)(b)	1,138,730	111,754,583

TOTAL FRANCE		1,502,316,149

Germany - 7.3%
adidas AG	402,097	124,166,714
Allianz SE	711,838	185,196,685
Auto1 Group SE (b)	520,983	29,438,535
Deutsche Post AG	2,692,621	158,587,792
Hannover Reuck SE	429,830	79,478,167
Linde PLC	556,111	158,922,523
Merck KGaA	338,054	59,399,075
SAP SE	355,293	49,748,379
Siemens Healthineers AG (b)	1,396,871	79,737,350
Symrise AG	510,975	65,977,935
Vonovia SE (c)	1,350,538	88,718,110
Vonovia SE rights 5/20/21 (a)(c)(d)	1,536,938	3,122,754

TOTAL GERMANY		1,082,494,019

Greece - 0.1%
Piraeus Financial Holdings SA (a)(e)	4,826,100	12,590,728
Hong Kong - 2.7%
AIA Group Ltd.	23,554,498	298,967,256
Hong Kong Exchanges and Clearing Ltd.	236,700	14,321,908
Techtronic Industries Co. Ltd.	4,288,784	78,181,174

TOTAL HONG KONG		391,470,338

India - 3.6%
Axis Bank Ltd. (a)	2,397,500	23,144,592
HDFC Bank Ltd. (a)	6,524,694	123,998,351
Housing Development Finance Corp. Ltd.	3,276,247	107,066,982
Kotak Mahindra Bank Ltd. (a)	3,800,705	89,753,196
Reliance Industries Ltd.	6,841,212	184,252,209
Reliance Industries Ltd.	499,134	7,239,145

TOTAL INDIA		535,454,475

Indonesia - 0.7%
PT Bank Central Asia Tbk	28,256,783	62,646,139
PT Bank Rakyat Indonesia Tbk	160,236,735	44,926,187

TOTAL INDONESIA		107,572,326

Ireland - 2.2%
Aon PLC (c)	313,139	78,735,670
Flutter Entertainment PLC	425,511	87,207,551
Kingspan Group PLC (Ireland)	829,105	73,822,377
Ryanair Holdings PLC sponsored ADR (a)	676,056	78,997,144

TOTAL IRELAND		318,762,742

Isle of Man - 0.1%
Entain PLC (a)	692,673	16,181,160
Italy - 1.5%
Enel SpA	8,313,905	82,551,515
FinecoBank SpA	3,104,589	53,449,287
GVS SpA (b)	1,205,288	21,011,334
Recordati SpA	853,817	47,054,828
Reply SpA	168,039	22,849,015

TOTAL ITALY		226,915,979

Japan - 17.8%
Bandai Namco Holdings, Inc.	398,130	29,237,729
Daikin Industries Ltd.	393,194	79,313,051
FANUC Corp.	58,390	13,446,220
Fast Retailing Co. Ltd.	36,010	29,558,579
Fujifilm Holdings Corp.	465,039	30,155,837
Hitachi Ltd.	2,370,911	116,734,121
Hoya Corp.	2,083,985	237,115,504
Itochu Corp.	4,272,375	133,225,858
Kao Corp.	889,930	57,056,817
Keyence Corp.	422,464	203,017,744
KH Neochem Co. Ltd.	450,691	10,730,149
Minebea Mitsumi, Inc.	6,852,513	171,861,452
Misumi Group, Inc.	1,408,821	39,703,254
Murata Manufacturing Co. Ltd.	865,337	68,800,705
Nabtesco Corp.	555,010	24,959,961
Nexon Co. Ltd.	305,914	10,146,749
Nitori Holdings Co. Ltd.	371,126	66,591,462
NOF Corp.	358,636	18,967,116
Oracle Corp. Japan	159,755	14,982,970
ORIX Corp.	4,214,581	67,774,967
Park24 Co. Ltd. (a)	521,013	10,063,670
Persol Holdings Co. Ltd.	2,795,842	51,393,966
Recruit Holdings Co. Ltd.	2,398,115	108,124,994
Shin-Etsu Chemical Co. Ltd.	1,083,819	182,966,974
Shiseido Co. Ltd.	966,685	70,124,244
SMC Corp.	211,767	122,944,607
Sony Group Corp.	2,504,647	250,411,930
Sugi Holdings Co. Ltd.	90,800	6,978,864
TIS, Inc.	774,603	19,242,814
Tokyo Electron Ltd.	349,140	154,364,030
Tsuruha Holdings, Inc.	706,280	81,555,985
Welcia Holdings Co. Ltd.	1,612,406	50,309,310
Z Holdings Corp.	13,278,911	61,358,313
ZOZO, Inc.	746,377	25,200,212

TOTAL JAPAN		2,618,420,158

Korea (South) - 2.2%
NAVER Corp.	129,280	41,560,396
Samsung Electronics Co. Ltd.	2,796,910	203,838,185
SK Hynix, Inc.	639,550	73,203,849

TOTAL KOREA (SOUTH)		318,602,430

Luxembourg - 0.9%
B&M European Value Retail SA	11,302,231	88,315,417
Eurofins Scientific SA (a)	483,464	47,865,492

TOTAL LUXEMBOURG		136,180,909

Netherlands - 6.8%
Adyen BV (a)(b)	26,572	65,396,186
Airbus Group NV	663,897	79,840,057
Argenx SE (a)	27,058	7,775,307
ASML Holding NV	589,050	381,763,303
Corbion NV	145,712	8,534,879
IMCD NV	304,791	44,320,311
Koninklijke Philips Electronics NV	2,477,415	140,080,861
NXP Semiconductors NV	798,183	153,658,209
Wolters Kluwer NV	1,388,422	125,626,276
Wolters Kluwer NV rights (a)(d)	1,388,422	1,485,615

TOTAL NETHERLANDS		1,008,481,004

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	4,812,418	48,867,044
Norway - 1.0%
NEL ASA (a)	5,118,519	14,868,548
NEL ASA (f)	1,349,300	3,919,519
Schibsted ASA (A Shares)	2,658,900	133,967,162

TOTAL NORWAY		152,755,229

Spain - 2.1%
Cellnex Telecom SA (b)	2,121,681	119,989,207
Iberdrola SA	10,885,044	147,100,043
Industria de Diseno Textil SA	1,056,900	37,636,891

TOTAL SPAIN		304,726,141

Sweden - 1.5%
Hemnet Group AB (a)	144,200	2,725,399
Hexagon AB (B Shares)	933,371	89,020,057
Indutrade AB	3,953,404	103,300,195
Investor AB (B Shares)	176,923	15,024,416
Nordnet AB	896,482	16,843,024

TOTAL SWEDEN		226,913,091

Switzerland - 8.1%
Dufry AG (a)	951,915	62,644,300
Idorsia Ltd. (a)	238,642	6,182,611
Julius Baer Group Ltd.	584,686	36,798,645
Lonza Group AG	220,115	139,930,274
Nestle SA (Reg. S)	2,507,893	299,268,636
Roche Holding AG (participation certificate)	1,040,621	339,404,625
Sika AG	610,581	182,121,286
Sonova Holding AG Class B	188,099	55,631,579
Swiss Re Ltd.	542,538	50,424,994
Zur Rose Group AG (a)	50,137	16,689,459

TOTAL SWITZERLAND		1,189,096,409

Taiwan - 1.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,190,000	38,147,790
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,373,827	160,380,564

TOTAL TAIWAN		198,528,354

United Kingdom - 8.1%
Allfunds Group PLC (a)	679,900	11,427,389
AstraZeneca PLC (United Kingdom)	1,457,962	155,191,253
Beazley PLC	4,529,968	21,195,708
Big Yellow Group PLC	2,323,885	38,384,440
Compass Group PLC (a)	2,152,742	46,831,352
Deliveroo Holdings PLC (a)(b)(c)	2,923,956	10,822,187
Diageo PLC	2,134,292	95,811,390
Dr. Martens Ltd. (a)	2,487,459	16,613,136
JD Sports Fashion PLC (a)	4,034,594	51,173,028
Lloyds Banking Group PLC	99,509,444	62,400,381
London Stock Exchange Group PLC	1,274,993	130,301,351
Ocado Group PLC (a)	2,055,810	59,537,529
Prudential PLC	6,411,162	135,751,762
RELX PLC:
rights (a)(d)	5,858,577	2,709,695
(Euronext N.V.)	5,858,577	152,561,651
Rentokil Initial PLC	11,380,171	78,645,792
S4 Capital PLC (a)	2,486,945	19,199,388
Smith & Nephew PLC	4,630,211	100,215,155
WH Smith PLC (a)	287,400	7,182,155

TOTAL UNITED KINGDOM		1,195,954,742

United States of America - 4.7%
Alphabet, Inc. Class C (a)	40,480	97,561,658
Boston Scientific Corp. (a)	349,900	15,255,640
IQVIA Holdings, Inc. (a)	454,720	106,718,237
Marsh & McLennan Companies, Inc.	600,813	81,530,324
Marvell Technology, Inc.	1,470,104	66,463,402
MasterCard, Inc. Class A	270,027	103,166,516
NICE Systems Ltd. sponsored ADR (a)	297,578	71,784,741
The Booking Holdings, Inc. (a)	17,901	44,145,298
Visa, Inc. Class A	438,950	102,521,162

TOTAL UNITED STATES OF AMERICA		689,146,978

TOTAL COMMON STOCKS
(Cost $8,551,725,492)		14,316,973,772

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Rivian Automotive, Inc.:
Series E (f)(g)	1,231,878	45,394,704
Series F (f)(g)	298,264	10,991,028
Wasabi Holdings, Inc. Series C (f)(g)	2,976,172	32,334,918
		88,720,650
Nonconvertible Preferred Stocks - 0.1%
Germany - 0.1%
Porsche Automobil Holding SE (Germany)	87,616	9,236,176
TOTAL PREFERRED STOCKS
(Cost $71,111,312)		97,956,826

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.04% (h)	253,563,236	253,613,949
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)	35,669,433	35,673,000
TOTAL MONEY MARKET FUNDS
(Cost $289,268,663)		289,286,949
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $8,912,105,467)		14,704,217,547
NET OTHER ASSETS (LIABILITIES) - 0.3%		41,207,369
NET ASSETS - 100%		$14,745,424,916

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $596,555,492 or 4.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated company

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,640,170 or 0.6% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NEL ASA	2/25/21	$3,929,191
Rivian Automotive, Inc. Series E	7/10/20	$19,081,790
Rivian Automotive, Inc. Series F	1/19/21	$10,991,028
Wasabi Holdings, Inc. Series C	3/31/21	$32,334,918

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,542
Fidelity Securities Lending Cash Central Fund	57,205
Total	$186,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Piraeus Financial Holdings SA	$--	$6,715,241	$--	$--	$--	$5,875,487	$12,590,728
Total	$--	$6,715,241	$--	$--	$--	$5,875,487	$12,590,728

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$730,053,453	$500,901,044	$229,152,409	$--
Consumer Discretionary	1,929,232,338	1,164,139,957	676,371,731	88,720,650
Consumer Staples	936,973,996	541,893,970	395,080,026	--
Energy	244,509,695	244,509,695	--	--
Financials	2,281,114,215	1,410,970,643	870,143,572	--
Health Care	2,010,648,457	942,902,379	1,067,746,078	--
Industrials	2,545,964,625	2,027,551,855	518,412,770	--
Information Technology	2,575,644,816	2,391,699,546	183,945,270	--
Materials	719,626,321	719,626,321	--	--
Real Estate	132,950,703	129,827,949	3,122,754	--
Utilities	308,211,979	78,560,421	229,651,558	--
Money Market Funds	289,286,949	289,286,949	--	--
Total Investments in Securities:	$14,704,217,547	$10,441,870,729	$4,173,626,168	$88,720,650

See accompanying notes which are an integral part of the financial statements.

Fidelity® Diversified International Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,147,814) — See accompanying schedule: Unaffiliated issuers (cost $8,616,121,563)	$14,402,339,870
Fidelity Central Funds (cost $289,268,663)	289,286,949
Other affiliated issuers (cost $6,715,241)	12,590,728
Total Investment in Securities (cost $8,912,105,467)		$14,704,217,547
Cash		713,725
Foreign currency held at value (cost $495,907)		495,513
Receivable for investments sold		65,355,185
Receivable for fund shares sold		7,524,187
Dividends receivable		63,046,670
Distributions receivable from Fidelity Central Funds		28,232
Prepaid expenses		5,621
Other receivables		2,797,144
Total assets		14,844,183,824
Liabilities
Payable for investments purchased
Regular delivery	$20,285,536
Delayed delivery	7,318,036
Payable for fund shares redeemed	5,202,595
Accrued management fee	10,392,800
Other affiliated payables	1,636,488
Other payables and accrued expenses	18,250,453
Collateral on securities loaned	35,673,000
Total liabilities		98,758,908
Net Assets		$14,745,424,916
Net Assets consist of:
Paid in capital		$7,923,874,707
Total accumulated earnings (loss)		6,821,550,209
Net Assets		$14,745,424,916
Net Asset Value and Maximum Offering Price
Diversified International:
Net Asset Value, offering price and redemption price per share ($10,827,945,812 ÷ 219,632,390 shares)		$49.30
Class K:
Net Asset Value, offering price and redemption price per share ($3,917,479,104 ÷ 79,599,969 shares)		$49.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$112,184,138
Income from Fidelity Central Funds (including $57,205 from security lending)		186,747
Income before foreign taxes withheld		112,370,885
Less foreign taxes withheld		(16,265,872)
Total income		96,105,013
Expenses
Management fee
Basic fee	$48,042,472
Performance adjustment	14,133,010
Transfer agent fees	8,838,027
Accounting fees	982,795
Custodian fees and expenses	740,020
Independent trustees' fees and expenses	31,832
Registration fees	104,470
Audit	45,003
Legal	17,932
Miscellaneous	31,520
Total expenses before reductions	72,967,081
Expense reductions	(667,690)
Total expenses after reductions		72,299,391
Net investment income (loss)		23,805,622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,059,437,360
Fidelity Central Funds	11,845
Forward foreign currency contracts	(117,747)
Foreign currency transactions	(7,881)
Total net realized gain (loss)		1,059,323,577
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $4,660,689)	1,481,939,281
Fidelity Central Funds	(8,744)
Other affiliated issuers	5,875,487
Assets and liabilities in foreign currencies	358,788
Total change in net unrealized appreciation (depreciation)		1,488,164,812
Net gain (loss)		2,547,488,389
Net increase (decrease) in net assets resulting from operations		$2,571,294,011

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,805,622	$38,147,045
Net realized gain (loss)	1,059,323,577	469,571,452
Change in net unrealized appreciation (depreciation)	1,488,164,812	596,179,911
Net increase (decrease) in net assets resulting from operations	2,571,294,011	1,103,898,408
Distributions to shareholders	(149,529,825)	(182,593,177)
Share transactions - net increase (decrease)	(856,798,209)	(722,178,785)
Total increase (decrease) in net assets	1,564,965,977	199,126,446
Net Assets
Beginning of period	13,180,458,939	12,981,332,493
End of period	$14,745,424,916	$13,180,458,939

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$41.61	$38.67	$35.72	$41.39	$34.28	$36.07
Income from Investment Operations
Net investment income (loss)A	.07	.10	.50	.50	.41	.39
Net realized and unrealized gain (loss)	8.08	3.37	4.77	(4.05)	7.15	(1.71)
Total from investment operations	8.15	3.47	5.27	(3.55)	7.56	(1.32)
Distributions from net investment income	(.02)	(.53)	(.43)	(.43)	(.38)	(.33)B
Distributions from net realized gain	(.45)	–	(1.89)	(1.69)	(.07)	(.14)B
Total distributions	(.46)C	(.53)	(2.32)	(2.12)	(.45)	(.47)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$49.30	$41.61	$38.67	$35.72	$41.39	$34.28
Total ReturnE,F	19.67%	9.07%	16.02%	(9.05)%	22.38%	(3.70)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.05%	.75%	.81%	.94%	1.05%
Expenses net of fee waivers, if any	1.02%I	1.05%	.75%	.80%	.94%	1.05%
Expenses net of all reductions	1.01%I	1.04%	.75%	.79%	.93%	1.05%
Net investment income (loss)	.29%I	.26%	1.42%	1.27%	1.10%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$10,827,946	$9,419,192	$8,734,682	$9,275,299	$11,349,633	$10,990,703
Portfolio turnover rateJ,K	36%I	29%	37%	30%	37%	24%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Diversified International Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$41.56	$38.61	$35.68	$41.35	$34.25	$36.04
Income from Investment Operations
Net investment income (loss)A	.09	.15	.55	.55	.45	.44
Net realized and unrealized gain (loss)	8.07	3.37	4.74	(4.05)	7.15	(1.71)
Total from investment operations	8.16	3.52	5.29	(3.50)	7.60	(1.27)
Distributions from net investment income	(.06)	(.57)	(.47)	(.48)	(.43)	(.38)B
Distributions from net realized gain	(.45)	–	(1.89)	(1.69)	(.07)	(.14)B
Total distributions	(.51)	(.57)	(2.36)	(2.17)	(.50)	(.52)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$49.21	$41.56	$38.61	$35.68	$41.35	$34.25
Total ReturnD,E	19.71%	9.22%	16.14%	(8.95)%	22.55%	(3.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.94%	.63%	.69%	.82%	.92%
Expenses net of fee waivers, if any	.91%H	.94%	.63%	.69%	.81%	.92%
Expenses net of all reductions	.90%H	.93%	.63%	.67%	.81%	.92%
Net investment income (loss)	.40%H	.38%	1.54%	1.39%	1.22%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$3,917,479	$3,761,267	$4,246,651	$4,998,889	$8,498,740	$8,608,956
Portfolio turnover rateI,J	36%H	29%	37%	30%	37%	24%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Diversified International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Diversified International and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Diversified International Fund	$2,126,858

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,890,187,071
Gross unrealized depreciation	(112,636,136)
Net unrealized appreciation (depreciation)	$5,777,550,935
Tax cost	$8,926,666,612

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	2,501,449,687	2,903,186,685

Unaffiliated Redemptions In-Kind. During the period, 5,934,324 shares of the Fund were redeemed in-kind for investments and cash with a value of $290,508,051. The net realized gain of $146,254,949 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 10,333,035 shares of the Fund were redeemed in-kind for investments and cash with a value of $388,760,021. The Fund has a net realized gain of $142,444,028 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Diversified International as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .84% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Diversified International, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Diversified International	$7,962,949.15
Class K	875,078.04
	$8,838,027

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Diversified International Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International Fund	$3,281

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International Fund	20,414,055	68,136,083

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $129,138.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Diversified International Fund	$14,538

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Diversified International Fund	$3,798	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $645,394 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $221.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $22,075.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Diversified International Fund
Distributions to shareholders
Diversified International	$104,309,903	$119,920,878
Class K	45,219,922	62,672,299
Total	$149,529,825	$182,593,177

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Diversified International Fund
Diversified International
Shares sold	11,361,233	38,741,958	$537,024,651	$1,486,815,140
Reinvestment of distributions	2,044,541	2,775,559	94,191,973	108,718,654
Shares redeemed	(20,126,064)	(41,070,036)	(957,988,365)	(1,568,595,127)
Net increase (decrease)	(6,720,290)	447,481	$(326,771,741)	$26,938,667
Class K
Shares sold	8,970,353	24,863,226	$425,606,363	$944,668,040
Reinvestment of distributions	983,393	1,604,103	45,206,563	62,672,299
Shares redeemed	(20,858,672)(a)	(45,948,568)(b)	(1,000,839,394)(a)	(1,756,457,791)(b)
Net increase (decrease)	(10,904,926)	(19,481,239)	$(530,026,468)	$(749,117,452)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Diversified International Fund	13%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® International Capital Appreciation Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United States of America*	11.6%
France	11.4%
Cayman Islands	9.3%
Canada	8.2%
Japan	8.1%
Netherlands	5.9%
Switzerland	5.4%
India	5.4%
Germany	5.2%
Other	29.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	100.6
Short-Term Investments and Net Other Assets (Liabilities)	(0.6)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.5
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.7
AIA Group Ltd. (Hong Kong, Insurance)	1.5
Shopify, Inc. (Canada, IT Services)	1.4
Sony Group Corp. (Japan, Household Durables)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
19.5

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	28.2
Industrials	20.0
Consumer Discretionary	13.7
Financials	9.9
Communication Services	7.8
Materials	5.2
Health Care	5.0
Consumer Staples	4.1
Utilities	3.4
Energy	2.4

Fidelity® International Capital Appreciation Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	1,369,800	$52,807,962
Bermuda - 1.0%
IHS Markit Ltd.	471,500	50,723,970
Canada - 8.2%
Brookfield Asset Management, Inc. Class A (a)	1,328,661	60,560,368
Canadian National Railway Co.	591,274	63,656,420
Canadian Pacific Railway Ltd.	152,651	56,968,263
CGI, Inc. Class A (sub. vtg.) (b)	234,293	20,729,255
Constellation Software, Inc.	37,194	54,586,806
Shopify, Inc. (b)	64,100	75,798,891
Thomson Reuters Corp.	558,400	51,785,393
Waste Connection, Inc. (Canada)	415,452	49,489,877

TOTAL CANADA		433,575,273

Cayman Islands - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	566,624	130,861,813
NetEase, Inc. ADR	537,100	60,187,426
New Oriental Education & Technology Group, Inc. sponsored ADR	3,252,360	49,631,014
Sea Ltd. ADR (b)	195,300	49,321,062
Shenzhou International Group Holdings Ltd.	2,347,500	51,642,643
Tencent Holdings Ltd.	1,846,700	147,315,025

TOTAL CAYMAN ISLANDS		488,958,983

Chile - 0.9%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	940,740	49,614,628
China - 2.2%
Kweichow Moutai Co. Ltd. (A Shares)	172,238	53,393,647
Ping An Insurance Group Co. of China Ltd. (H Shares)	5,595,500	61,003,673

TOTAL CHINA		114,397,320

Denmark - 1.2%
DSV Panalpina A/S	273,300	60,952,784
Finland - 1.2%
Kone OYJ (B Shares)	71,111	5,586,126
Neste Oyj	973,500	58,987,675

TOTAL FINLAND		64,573,801

France - 11.4%
Air Liquide SA	384,410	64,735,559
Dassault Systemes SA	213,857	49,609,293
Edenred SA	876,050	49,659,847
Hermes International SCA	45,011	56,495,511
Kering SA	74,300	59,536,562
LVMH Moet Hennessy Louis Vuitton SE	119,460	89,995,250
Safran SA	412,300	61,559,974
Schneider Electric SA	406,200	64,811,608
SR Teleperformance SA	127,854	49,357,074
Worldline SA/France (b)(c)	588,100	57,715,938

TOTAL FRANCE		603,476,616

Germany - 5.2%
adidas AG	183,900	56,787,936
Infineon Technologies AG	1,451,600	58,209,974
Merck KGaA	301,000	52,888,360
MTU Aero Engines AG	217,311	54,838,925
Vonovia SE	724,300	47,579,948
Vonovia SE rights 5/20/21 (a)(b)(d)	794,000	1,613,251

TOTAL GERMANY		271,918,394

Hong Kong - 2.5%
AIA Group Ltd.	6,086,600	77,254,633
Techtronic Industries Co. Ltd.	2,860,000	52,135,560

TOTAL HONG KONG		129,390,193

India - 5.4%
HDFC Bank Ltd. (b)	2,679,764	50,927,494
Housing Development Finance Corp. Ltd.	1,845,100	60,297,434
Kotak Mahindra Bank Ltd. (b)	2,147,754	50,718,955
Reliance Industries Ltd.	2,490,477	67,075,233
Tata Consultancy Services Ltd.	1,340,200	54,937,251

TOTAL INDIA		283,956,367

Ireland - 3.9%
Aon PLC (a)	210,300	52,877,832
Flutter Entertainment PLC (Ireland)	263,960	53,901,203
Kingspan Group PLC (Ireland)	582,500	51,865,005
Linde PLC	168,700	48,221,208

TOTAL IRELAND		206,865,248

Israel - 1.1%
Wix.com Ltd. (b)	174,604	55,503,120
Italy - 1.2%
Enel SpA	6,402,300	63,570,556
Japan - 8.1%
Hoya Corp.	492,000	55,979,687
Keyence Corp.	138,860	66,730,050
OBIC Co. Ltd.	273,600	52,897,502
Recruit Holdings Co. Ltd.	1,337,300	60,295,505
Shin-Etsu Chemical Co. Ltd.	353,500	59,676,777
Sony Group Corp.	720,900	72,074,811
Tokyo Electron Ltd.	139,696	61,763,297

TOTAL JAPAN		429,417,629

Korea (South) - 0.9%
NAVER Corp.	149,660	48,112,074
Netherlands - 5.9%
Adyen BV (b)(c)	24,054	59,199,152
ASML Holding NV (Netherlands)	152,860	99,227,845
Ferrari NV	252,447	54,069,310
NXP Semiconductors NV	253,340	48,770,483
Wolters Kluwer NV	574,500	51,981,527
Wolters Kluwer NV rights (b)(d)	574,500	614,716

TOTAL NETHERLANDS		313,863,033

Spain - 3.3%
Aena Sme SA (b)(c)	308,860	53,731,007
Amadeus IT Holding SA Class A (b)	789,500	53,763,443
Iberdrola SA	4,786,317	64,682,094

TOTAL SPAIN		172,176,544

Sweden - 2.8%
Atlas Copco AB (A Shares)	875,400	53,047,965
Hexagon AB (B Shares)	498,100	47,506,180
Swedish Match Co. AB (a)	598,000	49,051,887

TOTAL SWEDEN		149,606,032

Switzerland - 5.4%
Lonza Group AG	96,016	61,038,753
Nestle SA (Reg. S)	965,800	115,249,594
Partners Group Holding AG	36,609	52,112,456
Sika AG	194,326	57,962,663

TOTAL SWITZERLAND		286,363,466

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,075,000	148,932,858
United Kingdom - 3.5%
Ashtead Group PLC	812,600	52,195,439
Atlassian Corp. PLC (b)	208,320	49,488,499
Aveva Group PLC	636,997	30,614,420
Rentokil Initial PLC	7,348,200	50,781,751

TOTAL UNITED KINGDOM		183,080,109

United States of America - 12.2%
Adobe, Inc. (b)	94,500	48,038,130
Charter Communications, Inc. Class A (b)	80,600	54,280,070
MasterCard, Inc. Class A	129,124	49,333,115
MercadoLibre, Inc. (b)	31,500	49,485,870
Moody's Corp.	153,000	49,986,630
Netflix, Inc. (b)	97,800	50,217,366
NextEra Energy, Inc.	624,968	48,441,270
NICE Systems Ltd. sponsored ADR (b)	208,145	50,210,818
NVIDIA Corp.	79,300	47,610,134
SolarEdge Technologies, Inc. (b)	178,001	46,910,384
Thermo Fisher Scientific, Inc.	104,400	49,092,012
Visa, Inc. Class A	216,112	50,475,119
Zoetis, Inc. Class A	300,400	51,978,212

TOTAL UNITED STATES OF AMERICA		646,059,130

TOTAL COMMON STOCKS
(Cost $3,977,935,490)		5,307,896,090

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.04% (e)	34,931,296	34,938,282
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	119,208,151	119,220,072
TOTAL MONEY MARKET FUNDS
(Cost $154,158,354)		154,158,354
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $4,132,093,844)		5,462,054,444
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(184,646,753)
NET ASSETS - 100%		$5,277,407,691

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $170,646,097 or 3.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$18,100
Fidelity Securities Lending Cash Central Fund	42,336
Total	$60,436

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$409,433,023	$262,117,998	$147,315,025	$--
Consumer Discretionary	724,481,923	510,769,219	213,712,704	--
Consumer Staples	217,695,128	102,445,534	115,249,594	--
Energy	126,062,908	126,062,908	--	--
Financials	515,739,475	326,553,675	189,185,800	--
Health Care	270,977,024	209,938,271	61,038,753	--
Industrials	1,049,186,851	809,097,086	240,089,765	--
Information Technology	1,488,221,804	1,068,888,532	419,333,272	--
Materials	280,210,835	215,475,276	64,735,559	--
Real Estate	49,193,199	47,579,948	1,613,251	--
Utilities	176,693,920	48,441,270	128,252,650	--
Money Market Funds	154,158,354	154,158,354	--	--
Total Investments in Securities:	$5,462,054,444	$3,881,528,071	$1,580,526,373	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Capital Appreciation Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $117,797,601) — See accompanying schedule: Unaffiliated issuers (cost $3,977,935,490)	$5,307,896,090
Fidelity Central Funds (cost $154,158,354)	154,158,354
Total Investment in Securities (cost $4,132,093,844)		$5,462,054,444
Receivable for investments sold		42,315,486
Receivable for fund shares sold		4,146,801
Dividends receivable		9,579,370
Distributions receivable from Fidelity Central Funds		22,841
Prepaid expenses		1,741
Other receivables		1,576,824
Total assets		5,519,697,507
Liabilities
Payable for investments purchased
Regular delivery	$109,428,316
Delayed delivery	2,227,968
Payable for fund shares redeemed	5,050,606
Accrued management fee	3,571,994
Other affiliated payables	804,086
Other payables and accrued expenses	1,986,796
Collateral on securities loaned	119,220,050
Total liabilities		242,289,816
Net Assets		$5,277,407,691
Net Assets consist of:
Paid in capital		$3,469,708,383
Total accumulated earnings (loss)		1,807,699,308
Net Assets		$5,277,407,691
Net Asset Value, offering price and redemption price per share ($5,277,407,691 ÷ 183,983,825 shares)		$28.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$28,631,581
Income from Fidelity Central Funds (including $42,336 from security lending)		60,436
Income before foreign taxes withheld		28,692,017
Less foreign taxes withheld		(4,796,693)
Total income		23,895,324
Expenses
Management fee
Basic fee	$17,821,745
Performance adjustment	3,262,419
Transfer agent fees	3,964,969
Accounting fees	788,174
Custodian fees and expenses	370,270
Independent trustees' fees and expenses	11,067
Registration fees	86,078
Audit	40,920
Legal	8,572
Interest	4,036
Miscellaneous	10,468
Total expenses before reductions	26,368,718
Expense reductions	(1,005,799)
Total expenses after reductions		25,362,919
Net investment income (loss)		(1,467,595)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	492,193,382
Fidelity Central Funds	(2,490)
Foreign currency transactions	(848,008)
Total net realized gain (loss)		491,342,884
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $905,237)	337,509,557
Assets and liabilities in foreign currencies	(132,425)
Total change in net unrealized appreciation (depreciation)		337,377,132
Net gain (loss)		828,720,016
Net increase (decrease) in net assets resulting from operations		$827,252,421

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,467,595)	$10,046,941
Net realized gain (loss)	491,342,884	52,282,500
Change in net unrealized appreciation (depreciation)	337,377,132	404,200,279
Net increase (decrease) in net assets resulting from operations	827,252,421	466,529,720
Distributions to shareholders	(66,059,567)	(120,186,215)
Share transactions
Proceeds from sales of shares	673,216,234	1,441,046,707
Reinvestment of distributions	56,261,510	99,745,074
Cost of shares redeemed	(727,605,601)	(853,557,177)
Net increase (decrease) in net assets resulting from share transactions	1,872,143	687,234,604
Total increase (decrease) in net assets	763,064,997	1,033,578,109
Net Assets
Beginning of period	4,514,342,694	3,480,764,585
End of period	$5,277,407,691	$4,514,342,694
Other Information
Shares
Sold	24,332,602	64,137,836
Issued in reinvestment of distributions	2,109,542	4,470,868
Redeemed	(26,198,037)	(40,187,064)
Net increase (decrease)	244,107	28,421,640

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.57	$22.41	$18.84	$21.06	$16.81	$16.98
Income from Investment Operations
Net investment income (loss)A	(.01)	.06	.17B	.11	.09	.12
Net realized and unrealized gain (loss)	4.48	2.86	3.93	(1.63)	4.27	(.03)
Total from investment operations	4.47	2.92	4.10	(1.52)	4.36	.09
Distributions from net investment income	(.05)	(.13)	(.08)	(.07)	(.11)	(.07)
Distributions from net realized gain	(.31)	(.62)	(.45)	(.63)	–	(.19)
Total distributions	(.36)	(.76)C	(.53)	(.70)	(.11)	(.26)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$28.68	$24.57	$22.41	$18.84	$21.06	$16.81
Total ReturnE,F	18.28%	13.35%	22.45%	(7.51)%	26.13%	.53%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.03%	1.01%	1.06%	1.12%	1.14%
Expenses net of fee waivers, if any	1.00%I	1.03%	1.01%	1.06%	1.12%	1.14%
Expenses net of all reductions	.96%I	.99%	1.00%	1.01%	1.10%	1.12%
Net investment income (loss)	(.06)%I	.25%	.81%B	.54%	.50%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$5,277,408	$4,514,343	$3,480,765	$2,165,082	$2,112,031	$1,782,912
Portfolio turnover rateJ	171%I	135%	131%K	157%K	178%K	167%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Capital Appreciation Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,364,665,372
Gross unrealized depreciation	(52,401,113)
Net unrealized appreciation (depreciation)	$1,312,264,259
Tax cost	$4,149,790,185

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation Fund	4,358,638,965	4,390,175,201

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .80% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Capital Appreciation Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Capital Appreciation Fund	$14,568

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation Fund	Borrower	$24,348,684.31%		$4,036

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation Fund	163,602,558	191,968,423

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $517,647.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Capital Appreciation Fund	$5,147

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Capital Appreciation Fund	$2,807	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $998,118 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $27.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,654.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Capital Appreciation Fund	31%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Capital Appreciation Fund	35%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Overseas Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	13.1%
France	12.2%
Switzerland	10.0%
United Kingdom	9.8%
Netherlands	8.4%
United States of America*	8.1%
Sweden	7.3%
Germany	6.7%
Spain	3.8%
Other	20.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.1
Short-Term Investments and Net Other Assets (Liabilities)	1.9

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
Nestle SA (Reg. S) (Switzerland, Food Products)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.3
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
AIA Group Ltd. (Hong Kong, Insurance)	1.7
Sony Group Corp. (Japan, Household Durables)	1.5
DSV Panalpina A/S (Denmark, Air Freight & Logistics)	1.5
Iberdrola SA (Spain, Electric Utilities)	1.4
Diageo PLC (United Kingdom, Beverages)	1.4
Indutrade AB (Sweden, Trading Companies & Distributors)	1.3
18.1

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	21.3
Information Technology	17.9
Financials	17.2
Health Care	13.4
Consumer Discretionary	9.9
Consumer Staples	7.8
Materials	4.4
Communication Services	2.5
Real Estate	1.8
Utilities	1.4

Fidelity® Overseas Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 0.1%
Lynas Rare Earths Ltd. (a)	2,135,083	$9,046,187
Austria - 0.4%
Erste Group Bank AG	1,001,400	35,636,421
Bailiwick of Jersey - 1.1%
Ferguson PLC	501,000	63,184,860
Sanne Group PLC	3,824,178	34,117,721

TOTAL BAILIWICK OF JERSEY		97,302,581

Belgium - 0.8%
KBC Groep NV	957,354	74,376,253
Bermuda - 2.0%
Credicorp Ltd. (United States)	85,543	10,213,834
Genpact Ltd.	1,076,000	51,142,280
Hiscox Ltd. (a)	2,697,813	30,253,615
IHS Markit Ltd.	799,100	85,967,178

TOTAL BERMUDA		177,576,907

Canada - 1.2%
Constellation Software, Inc.	65,700	96,422,895
Topicus.Com, Inc.	122,288	9,153,070

TOTAL CANADA		105,575,965

Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	258,100	59,608,195
NetEase, Inc. ADR	400,200	44,846,412

TOTAL CAYMAN ISLANDS		104,454,607

China - 0.5%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	4,505,500	41,696,842
Denmark - 1.5%
DSV Panalpina A/S	614,600	137,071,281
Finland - 0.7%
Nordea Bank ABP (Stockholm Stock Exchange)	6,507,700	67,449,589
France - 12.2%
Air Liquide SA	526,400	88,647,013
ALTEN	457,256	57,227,520
BNP Paribas SA	1,625,300	104,210,571
Capgemini SA	620,433	113,677,533
Dassault Systemes SA	360,300	83,580,281
Edenred SA	1,322,679	74,977,497
Legrand SA	950,400	92,552,090
LVMH Moet Hennessy Louis Vuitton SE	273,863	206,314,827
Pernod Ricard SA	405,700	83,259,407
Safran SA	586,500	87,569,548
SR Teleperformance SA	295,466	114,062,426

TOTAL FRANCE		1,106,078,713

Germany - 6.7%
adidas AG	210,942	65,138,449
Allianz SE	454,300	118,193,822
Auto1 Group SE (b)	100,600	5,684,478
Deutsche Borse AG	453,200	78,078,395
Hannover Reuck SE	431,400	79,768,470
Merck KGaA	416,200	73,130,018
SAP SE	330,045	46,213,136
Siemens Healthineers AG (b)	1,130,900	64,554,972
Vonovia SE (c)	1,126,700	74,013,982
Vonovia SE rights 5/20/21 (a)(c)(d)	1,126,700	2,289,232

TOTAL GERMANY		607,064,954

Hong Kong - 1.7%
AIA Group Ltd.	12,088,600	153,435,474
India - 1.2%
HDFC Bank Ltd. (a)	3,327,200	63,231,672
Reliance Industries Ltd.	1,768,900	47,641,227
Reliance Industries Ltd.	142,253	2,063,154

TOTAL INDIA		112,936,053

Ireland - 2.8%
Flutter Entertainment PLC	235,474	48,259,883
Kerry Group PLC Class A	342,748	44,421,015
Kingspan Group PLC (Ireland)	729,500	64,953,684
Linde PLC	190,000	54,309,600
UDG Healthcare PLC (United Kingdom)	3,785,103	44,798,959

TOTAL IRELAND		256,743,141

Italy - 2.2%
FinecoBank SpA	3,693,700	63,591,552
GVS SpA (b)	528,100	9,206,169
Moncler SpA	738,651	45,307,962
Recordati SpA	1,397,430	77,013,960

TOTAL ITALY		195,119,643

Japan - 13.1%
Curves Holdings Co. Ltd.	959,950	7,228,830
Daikin Industries Ltd.	348,500	70,297,609
Elecom Co. Ltd.	1,236,200	26,015,738
Fujifilm Holdings Corp.	430,500	27,916,127
Hoya Corp.	931,800	106,020,066
Iriso Electronics Co. Ltd.	501,900	23,742,547
Kao Corp.	817,000	52,380,996
Keyence Corp.	168,260	80,858,406
KH Neochem Co. Ltd.	443,200	10,551,802
Koshidaka Holdings Co. Ltd.	637,450	3,219,621
Nitori Holdings Co. Ltd.	257,900	46,275,222
NOF Corp.	940,600	49,745,338
Olympus Corp.	2,672,700	54,962,881
Persol Holdings Co. Ltd.	2,248,000	41,323,378
Recruit Holdings Co. Ltd.	1,926,300	86,852,038
Relo Group, Inc.	1,589,900	32,731,952
S Foods, Inc.	611,900	18,196,313
SMC Corp.	128,600	74,660,719
Sony Group Corp.	1,397,800	139,750,550
Suzuki Motor Corp.	954,700	36,226,012
TIS, Inc.	1,446,500	35,934,189
Tokyo Electron Ltd.	260,000	114,952,878
Tsuruha Holdings, Inc.	431,100	49,780,236

TOTAL JAPAN		1,189,623,448

Kenya - 0.4%
Safaricom Ltd.	99,329,800	37,162,331
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	913,480	66,574,221
Netherlands - 8.4%
ASM International NV (Netherlands)	233,600	71,025,852
ASML Holding NV (Netherlands)	364,300	236,482,424
BE Semiconductor Industries NV	67,900	5,495,518
Corbion NV	135,800	7,954,298
Euronext NV (b)	407,200	40,975,854
Euronext NV rights 5/10/21 (a)	407,200	4,773,173
IMCD NV	713,324	103,725,967
Koninklijke Philips Electronics NV	1,921,498	108,647,560
Prosus NV	730,400	79,271,558
Wolters Kluwer NV	1,082,000	97,900,804
Wolters Kluwer NV rights (a)(d)	1,082,000	1,157,743

TOTAL NETHERLANDS		757,410,751

New Zealand - 0.5%
EBOS Group Ltd.	2,226,801	47,406,589
Norway - 0.7%
Schibsted ASA (A Shares)	1,279,200	64,451,764
Spain - 3.8%
Aena Sme SA (a)(b)	319,700	55,616,794
Amadeus IT Holding SA Class A (a)	1,207,257	82,211,898
Cellnex Telecom SA (b)	1,431,129	80,935,840
Iberdrola SA	9,464,465	127,902,396

TOTAL SPAIN		346,666,928

Sweden - 7.3%
Addlife AB	3,640,072	100,874,827
AddTech AB (B Shares)	4,085,164	71,419,373
ASSA ABLOY AB (B Shares)	2,810,500	80,109,816
Atlas Copco AB (A Shares)	1,374,586	83,297,910
Hexagon AB (B Shares)	1,041,106	99,295,260
Indutrade AB	4,620,901	120,741,511
Nordnet AB	1,723,063	32,372,754
Swedish Match Co. AB	849,600	69,689,771

TOTAL SWEDEN		657,801,222

Switzerland - 10.0%
Alcon, Inc.	574,350	43,323,221
Julius Baer Group Ltd.	1,239,159	77,989,506
Lonza Group AG	124,222	78,969,713
Nestle SA (Reg. S)	1,919,210	229,020,680
Roche Holding AG (participation certificate)	525,718	171,466,000
Sika AG	360,932	107,657,133
Sonova Holding AG Class B	236,001	69,798,927
Temenos Group AG	263,020	38,621,387
Zurich Insurance Group Ltd.	213,610	87,635,333

TOTAL SWITZERLAND		904,481,900

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,703,000	77,950,301
United Kingdom - 9.8%
Beazley PLC	7,145,400	33,433,308
Compass Group PLC (a)	4,554,798	99,086,350
Cranswick PLC	737,361	37,983,799
Dechra Pharmaceuticals PLC	869,895	48,463,205
Deliveroo Holdings PLC (a)(b)(c)	1,271,100	4,704,613
Diageo PLC	2,832,700	127,163,914
Diploma PLC	1,544,395	61,171,191
Dr. Martens Ltd. (a)	788,600	5,266,868
JTC PLC (b)	2,649,000	24,621,042
London Stock Exchange Group PLC	937,358	95,795,831
Mondi PLC	2,639,500	71,629,781
RELX PLC:
rights (a)(d)	3,620,700	1,670,123
(London Stock Exchange)	3,620,700	93,981,911
Rentokil Initial PLC	11,198,200	77,388,231
Smith & Nephew PLC	2,931,600	63,450,834
Volution Group PLC	7,215,267	41,502,744

TOTAL UNITED KINGDOM		887,313,745

United States of America - 6.2%
Ares Management Corp.	938,000	49,263,760
Boston Scientific Corp. (a)	998,600	43,538,960
CBRE Group, Inc. (a)	624,800	53,232,960
Equifax, Inc.	234,900	53,846,127
Fidelity National Information Services, Inc.	259,900	39,738,710
Global Payments, Inc.	261,624	56,152,359
Intercontinental Exchange, Inc.	515,900	60,726,589
Marsh & McLennan Companies, Inc.	575,500	78,095,350
Moody's Corp.	155,900	50,934,089
Roper Technologies, Inc.	158,600	70,805,384

TOTAL UNITED STATES OF AMERICA		556,334,288

TOTAL COMMON STOCKS
(Cost $5,811,662,374)		8,874,742,099

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.04% (e)	120,458,421	120,482,512
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	87,642,486	87,651,250
TOTAL MONEY MARKET FUNDS
(Cost $208,133,763)		208,133,762
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $6,019,796,137)		9,082,875,861
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(34,866,635)
NET ASSETS - 100%		$9,048,009,226

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,299,762 or 3.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,961
Fidelity Securities Lending Cash Central Fund	12,691
Total	$50,652

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$227,396,347	$227,396,347	$--	$--
Consumer Discretionary	893,040,260	368,616,975	524,423,285	--
Consumer Staples	711,896,131	355,711,537	356,184,594	--
Energy	49,704,381	49,704,381	--	--
Financials	1,549,173,978	995,221,833	553,952,145	--
Health Care	1,205,626,861	783,092,754	422,534,107	--
Industrials	1,932,830,440	1,685,283,379	247,547,061	--
Information Technology	1,615,362,027	1,172,504,268	442,857,759	--
Materials	399,541,152	310,894,139	88,647,013	--
Real Estate	162,268,126	159,978,894	2,289,232	--
Utilities	127,902,396	--	127,902,396	--
Money Market Funds	208,133,762	208,133,762	--	--
Total Investments in Securities:	$9,082,875,861	$6,316,538,269	$2,766,337,592	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Overseas Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $77,118,558) — See accompanying schedule: Unaffiliated issuers (cost $5,811,662,374)	$8,874,742,098
Fidelity Central Funds (cost $208,133,763)	208,133,763
Total Investment in Securities (cost $6,019,796,137)		$9,082,875,861
Cash		1,504,328
Foreign currency held at value (cost $274,707)		275,265
Receivable for investments sold		38,658,715
Receivable for fund shares sold		3,860,247
Dividends receivable		35,830,353
Distributions receivable from Fidelity Central Funds		6,506
Prepaid expenses		3,037
Other receivables		787,245
Total assets		9,163,801,557
Liabilities
Payable for investments purchased
Regular delivery	$9,837,821
Delayed delivery	5,117,097
Payable for fund shares redeemed	2,401,999
Accrued management fee	6,112,646
Other affiliated payables	1,071,648
Other payables and accrued expenses	3,599,870
Collateral on securities loaned	87,651,250
Total liabilities		115,792,331
Net Assets		$9,048,009,226
Net Assets consist of:
Paid in capital		$5,714,626,584
Total accumulated earnings (loss)		3,333,382,642
Net Assets		$9,048,009,226
Net Asset Value and Maximum Offering Price
Overseas:
Net Asset Value, offering price and redemption price per share ($7,633,123,842 ÷ 120,540,524 shares)		$63.32
Class K:
Net Asset Value, offering price and redemption price per share ($1,414,885,384 ÷ 22,389,989 shares)		$63.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$66,157,155
Income from Fidelity Central Funds (including $12,691 from security lending)		50,652
Income before foreign taxes withheld		66,207,807
Less foreign taxes withheld		(7,208,586)
Total income		58,999,221
Expenses
Management fee
Basic fee	$27,439,841
Performance adjustment	7,286,105
Transfer agent fees	5,453,346
Accounting fees	853,055
Custodian fees and expenses	445,141
Independent trustees' fees and expenses	17,783
Registration fees	73,933
Audit	49,235
Legal	9,147
Interest	710
Miscellaneous	17,371
Total expenses before reductions	41,645,667
Expense reductions	(755,130)
Total expenses after reductions		40,890,537
Net investment income (loss)		18,108,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,294,077
Fidelity Central Funds	(11,077)
Foreign currency transactions	402,829
Total net realized gain (loss)		272,685,829
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $189,722)	1,506,876,865
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	124,865
Total change in net unrealized appreciation (depreciation)		1,507,001,729
Net gain (loss)		1,779,687,558
Net increase (decrease) in net assets resulting from operations		$1,797,796,242

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,108,684	$20,377,597
Net realized gain (loss)	272,685,829	133,870,382
Change in net unrealized appreciation (depreciation)	1,507,001,729	33,669,347
Net increase (decrease) in net assets resulting from operations	1,797,796,242	187,917,326
Distributions to shareholders	(45,118,729)	(103,794,461)
Share transactions - net increase (decrease)	112,312,479	(123,936,452)
Total increase (decrease) in net assets	1,864,989,992	(39,813,587)
Net Assets
Beginning of period	7,183,019,234	7,222,832,821
End of period	$9,048,009,226	$7,183,019,234

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$50.91	$49.51	$46.04	$50.18	$40.73	$41.56
Income from Investment Operations
Net investment income (loss)A	.12	.13	.77	.68	.58	.75B
Net realized and unrealized gain (loss)	12.60	1.97	5.12	(4.27)	9.65	(1.15)
Total from investment operations	12.72	2.10	5.89	(3.59)	10.23	(.40)
Distributions from net investment income	(.11)	(.70)	(.68)	(.52)	(.72)	(.43)
Distributions from net realized gain	(.21)	–	(1.74)	(.03)	(.05)	(.01)
Total distributions	(.31)C	(.70)	(2.42)	(.55)	(.78)C	(.43)C
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$63.32	$50.91	$49.51	$46.04	$50.18	$40.73
Total ReturnE,F	25.05%	4.25%	13.78%	(7.23)%	25.63%	(.97)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	1.04%	.90%	.97%	1.00%	1.03%
Expenses net of fee waivers, if any	1.00%I	1.04%	.90%	.97%	1.00%	1.03%
Expenses net of all reductions	.98%I	1.03%	.89%	.96%	1.00%	1.03%
Net investment income (loss)	.41%I	.27%	1.68%	1.35%	1.30%	1.88%B
Supplemental Data
Net assets, end of period (000 omitted)	$7,633,124	$6,160,617	$6,182,831	$5,825,757	$6,828,078	$4,569,084
Portfolio turnover rateJ	34%I,K	41%	46%K	33%	26%K	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.42%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Overseas Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$50.83	$49.43	$45.98	$50.11	$40.67	$41.49
Income from Investment Operations
Net investment income (loss)A	.15	.19	.82	.73	.64	.80B
Net realized and unrealized gain (loss)	12.58	1.96	5.11	(4.26)	9.62	(1.14)
Total from investment operations	12.73	2.15	5.93	(3.53)	10.26	(.34)
Distributions from net investment income	(.16)	(.75)	(.73)	(.57)	(.77)	(.47)
Distributions from net realized gain	(.21)	–	(1.74)	(.03)	(.05)	(.01)
Total distributions	(.37)	(.75)	(2.48)C	(.60)	(.82)	(.48)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$63.19	$50.83	$49.43	$45.98	$50.11	$40.67
Total ReturnE,F	25.12%	4.36%	13.90%	(7.13)%	25.80%	(.85)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.94%	.78%	.86%	.89%	.91%
Expenses net of fee waivers, if any	.90%I	.93%	.78%	.86%	.89%	.91%
Expenses net of all reductions	.88%I	.93%	.77%	.85%	.88%	.90%
Net investment income (loss)	.52%I	.38%	1.79%	1.46%	1.42%	2.00%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,414,885	$1,022,402	$1,040,002	$1,026,091	$1,157,882	$744,679
Portfolio turnover rateJ	34%I,K	41%	46%K	33%	26%K	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Overseas and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Overseas Fund	$407,754

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,156,676,919
Gross unrealized depreciation	(111,151,741)
Net unrealized appreciation (depreciation)	$3,045,525,178
Tax cost	$6,037,350,683

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	1,443,241,400	1,367,391,645

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Overseas as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Overseas, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Overseas	$5,181,101.14
Class K	272,245.04
	$5,453,346

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Overseas Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Overseas Fund	$2,817

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Overseas Fund	Borrower	$11,376,571.32%		$710

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Overseas Fund	71,754,081	113,781,458

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including cash valued at $98,196,961 in exchange for 1,544,949 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Overseas Fund	$8,156

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Overseas Fund	$214	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $742,807 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $31.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,292.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Overseas Fund
Distributions to shareholders
Overseas	$37,598,959	$88,028,325
Class K	7,519,770	15,766,136
Total	$45,118,729	$103,794,461

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Overseas Fund
Overseas
Shares sold	7,571,862(a)	22,194,543	$457,225,179(a)	$1,095,517,512
Reinvestment of distributions	591,381	1,551,196	34,075,384	77,916,561
Shares redeemed	(8,636,182)	(27,600,967)	(513,409,588)	(1,280,750,561)
Net increase (decrease)	(472,939)	(3,855,228)	$(22,109,025)	$(107,316,488)
Class K
Shares sold	4,602,106	6,459,409	$273,567,347	$328,765,506
Reinvestment of distributions	130,824	314,693	7,519,770	15,766,136
Shares redeemed	(2,457,959)	(7,698,662)	(146,665,613)	(361,151,606)
Net increase (decrease)	2,274,971	(924,560)	$134,421,504	$(16,619,964)

 (a) Amount includes in-kind exchanges (see the Affiliated Exchanges In-Kind note for additional details).

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity Overseas Fund	23%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Overseas Fund	42%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Worldwide Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United States of America*	65.7%
Japan	4.6%
United Kingdom	4.2%
Germany	3.5%
Switzerland	3.1%
France	2.6%
Ireland	2.2%
Netherlands	1.8%
Sweden	1.8%
Other	10.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.4

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Microsoft Corp. (United States of America, Software)	3.7
Alphabet, Inc. Class A (United States of America, Interactive Media & Services)	3.5
Facebook, Inc. Class A (United States of America, Interactive Media & Services)	3.5
S&P Global, Inc. (United States of America, Capital Markets)	3.3
Amazon.com, Inc. (United States of America, Internet & Direct Marketing Retail)	3.3
Caesars Entertainment, Inc. (United States of America, Hotels, Restaurants & Leisure)	3.1
PayPal Holdings, Inc. (United States of America, IT Services)	3.0
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	2.9
Wells Fargo & Co. (United States of America, Banks)	2.8
NVIDIA Corp. (United States of America, Semiconductors & Semiconductor Equipment)	2.6
31.7

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	26.0
Consumer Discretionary	17.7
Financials	17.0
Communication Services	9.2
Health Care	8.0
Industrials	8.0
Materials	6.2
Energy	3.2
Consumer Staples	2.4
Utilities	0.6

Fidelity® Worldwide Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 0.4%
Bapcor Ltd.	576,962	$3,431,252
Lynas Rare Earths Ltd. (a)	635,179	2,691,206
National Storage (REIT) unit	3,259,926	5,047,681
Rio Tinto Ltd.	317	29,585
Technology One Ltd.	249,900	1,824,999

TOTAL AUSTRALIA		13,024,723

Austria - 0.4%
Erste Group Bank AG	170,700	6,074,633
Wienerberger AG	142,000	5,568,870

TOTAL AUSTRIA		11,643,503

Bailiwick of Jersey - 0.1%
Experian PLC	108,465	4,181,498
Belgium - 0.5%
KBC Groep NV	135,464	10,524,116
UCB SA	42,500	3,937,429

TOTAL BELGIUM		14,461,545

British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	252,800	2,364,944
Canada - 0.7%
Constellation Software, Inc.	4,100	6,017,258
Lightspeed POS, Inc.	37,000	2,582,970
Lundin Mining Corp.	396,000	4,784,282
Payfare, Inc. (a)	124,800	761,502
Shopify, Inc. Class A (a)	2,000	2,360,818
Suncor Energy, Inc.	232,900	4,981,443
Topicus.Com, Inc.	8,183	612,485

TOTAL CANADA		22,100,758

Cayman Islands - 1.1%
Akeso, Inc. (b)	226,000	1,549,290
Alibaba Group Holding Ltd. (a)	214,300	6,194,924
Hansoh Pharmaceutical Group Co. Ltd. (b)	306,000	1,321,657
JD.com, Inc. Class A	108,000	4,170,804
New Oriental Education & Technology Group, Inc. sponsored ADR	185,000	2,823,100
Sea Ltd. ADR (a)	16,000	4,040,640
Tencent Holdings Ltd.	130,100	10,378,342
Zai Lab Ltd. (a)	17,900	2,976,119

TOTAL CAYMAN ISLANDS		33,454,876

China - 0.2%
Kweichow Moutai Co. Ltd. (A Shares)	8,800	2,727,993
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	260,600	2,313,201
WuXi AppTec Co. Ltd. (H Shares) (b)	52,400	1,239,211

TOTAL CHINA		6,280,405

Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	1,200	2,985,154
ORSTED A/S (b)	41,100	5,994,830
Vestas Wind Systems A/S	256,000	10,686,326

TOTAL DENMARK		19,666,310

Finland - 0.5%
Musti Group OYJ	83,200	3,138,854
Nanoform Finland PLC	723,500	6,088,795
Neste Oyj	100,500	6,089,637

TOTAL FINLAND		15,317,286

France - 2.6%
AXA SA	330,000	9,320,867
BNP Paribas SA	163,000	10,451,192
Capgemini SA	47,300	8,666,443
Elior SA (b)	321,900	2,666,459
Hydrogen Refueling Solutions	56,700	2,331,331
LVMH Moet Hennessy Louis Vuitton SE	23,239	17,507,112
Safran SA	16,800	2,508,386
Sartorius Stedim Biotech	1,000	459,260
Societe Generale Series A	264,300	7,518,594
SR Teleperformance SA	11,400	4,400,884
VINCI SA	52,163	5,723,834
Worldline SA/France (a)(b)	47,900	4,700,890

TOTAL FRANCE		76,255,252

Germany - 3.1%
adidas AG	18,769	5,795,828
Allianz SE	50,000	13,008,345
Auto1 Group SE (b)	102,400	5,786,189
Daimler AG (Germany)	112,800	10,042,202
Deutsche Post AG	221,400	13,039,836
Exasol AG	156,600	4,544,895
Instone Real Estate Group BV (b)	94,872	2,817,279
Linde PLC	10,034	2,867,465
Merck KGaA	45,900	8,065,036
Nexus AG	46,000	3,179,951
Rheinmetall AG	22,400	2,334,866
Shop Apotheke Europe NV (a)(b)	18,200	3,756,959
Siemens AG	84,300	14,064,184
Siemens Healthineers AG (b)	69,400	3,961,548

TOTAL GERMANY		93,264,583

Greece - 0.0%
Piraeus Financial Holdings SA (a)	470,500	1,227,479
Hong Kong - 0.4%
AIA Group Ltd.	831,400	10,552,608
Antengene Corp.	895,402	1,839,737

TOTAL HONG KONG		12,392,345

Hungary - 0.3%
OTP Bank PLC (a)	121,400	5,461,459
Richter Gedeon PLC	86,900	2,487,270

TOTAL HUNGARY		7,948,729

India - 1.3%
Avenue Supermarts Ltd. (a)(b)	16,542	637,265
Axis Bank Ltd. (a)	264,100	2,549,525
HDFC Bank Ltd. (a)	232,224	4,413,294
HDFC Bank Ltd. sponsored ADR (a)	118,086	8,299,084
Housing Development Finance Corp. Ltd.	265,694	8,682,817
Lupin Ltd. (a)	1,335	19,280
Reliance Industries Ltd.	228,600	6,156,812
Reliance Industries Ltd.	10,760	156,057
Reliance Industries Ltd. sponsored GDR (b)	36,700	1,985,470
Sunteck Realty Ltd.	186,516	672,092
V-Mart Retail Ltd. (a)	111,403	3,990,380
Zomato Pvt Ltd. (c)(d)	2,358,400	1,853,759

TOTAL INDIA		39,415,835

Indonesia - 0.1%
PT Bank Central Asia Tbk	855,300	1,896,226
PT Kino Indonesia Tbk	234,500	38,150

TOTAL INDONESIA		1,934,376

Ireland - 2.2%
Adient PLC (a)	86,000	3,985,240
Cairn Homes PLC (a)	3,023,139	4,020,627
CRH PLC	208,700	9,847,352
Dalata Hotel Group PLC	1,030,474	5,587,382
Flutter Entertainment PLC	59,700	12,235,385
Horizon Therapeutics PLC (a)	30,000	2,838,600
Linde PLC	60,000	17,150,400
Medtronic PLC	31,000	4,058,520
Ryanair Holdings PLC sponsored ADR (a)	62,400	7,291,440

TOTAL IRELAND		67,014,946

Italy - 0.5%
BFF Bank SpA (b)	403,100	3,610,471
GVS SpA (b)	158,100	2,756,098
Intesa Sanpaolo SpA	2,145,700	5,982,029
Reply SpA	28,200	3,834,480

TOTAL ITALY		16,183,078

Japan - 4.6%
Daiichi Sankyo Kabushiki Kaisha	215,600	5,498,007
Daiichikosho Co. Ltd.	55,700	2,074,289
FANUC Corp.	31,700	7,299,969
Fujifilm Holdings Corp.	64,200	4,163,102
Hoya Corp.	71,900	8,180,771
Itochu Corp.	232,500	7,250,069
JEOL Ltd.	60,100	3,381,965
Keyence Corp.	19,240	9,245,904
Lifenet Insurance Co. (a)	157,600	1,886,182
Minebea Mitsumi, Inc.	290,500	7,285,758
Misumi Group, Inc.	60,900	1,716,278
Mitsubishi Electric Corp.	242,600	3,733,674
Mitsubishi UFJ Financial Group, Inc.	585,500	3,114,917
NSD Co. Ltd.	232,200	3,783,953
Oracle Corp. Japan	31,800	2,982,432
ORIX Corp.	577,700	9,290,033
PALTAC Corp.	40,500	2,108,564
Persol Holdings Co. Ltd.	222,900	4,097,411
Recruit Holdings Co. Ltd.	133,600	6,023,689
Renesas Electronics Corp. (a)	475,500	5,547,282
SHIFT, Inc. (a)	18,800	2,752,310
Shiseido Co. Ltd.	45,200	3,278,851
SMC Corp.	7,200	4,180,071
Sony Group Corp.	127,200	12,717,320
THK Co. Ltd.	116,500	3,970,743
TIS, Inc.	101,600	2,523,964
Z Holdings Corp.	986,800	4,559,740
ZOZO, Inc.	153,700	5,189,432

TOTAL JAPAN		137,836,680

Kenya - 0.1%
Safaricom Ltd.	5,920,700	2,215,116
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	193,970	14,136,491
Samsung SDI Co. Ltd.	5,280	3,087,885

TOTAL KOREA (SOUTH)		17,224,376

Luxembourg - 0.3%
B&M European Value Retail SA	315,800	2,467,655
Eurofins Scientific SA (a)	53,410	5,287,872
InPost SA	127,400	2,427,691

TOTAL LUXEMBOURG		10,183,218

Netherlands - 1.8%
AerCap Holdings NV (a)	97,200	5,661,900
Airbus Group NV	67,100	8,069,426
ASML Holding NV (Netherlands)	32,100	20,837,458
Ferrari NV	3,000	640,170
IMCD NV	24,500	3,562,597
ING Groep NV (Certificaten Van Aandelen)	339,100	4,332,001
NXP Semiconductors NV	44,700	8,605,197
RHI Magnesita NV	42,522	2,666,115

TOTAL NETHERLANDS		54,374,864

New Zealand - 0.2%
EBOS Group Ltd.	72,992	1,553,934
Ryman Healthcare Group Ltd.	523,875	5,319,617

TOTAL NEW ZEALAND		6,873,551

Norway - 0.6%
Equinor ASA	266,980	5,436,462
Kongsberg Gruppen ASA	239,000	6,029,553
Schibsted ASA (A Shares)	75,600	3,809,063
Volue A/S	341,200	1,967,516

TOTAL NORWAY		17,242,594

Philippines - 0.0%
D&L Industries, Inc.	7,836,300	1,171,025
Poland - 0.2%
Allegro.eu SA (a)(b)	280,900	4,306,610
Spain - 0.6%
Aena Sme SA (a)(b)	13,500	2,348,535
Amadeus IT Holding SA Class A (a)	121,500	8,273,918
Cellnex Telecom SA (b)	135,456	7,660,557

TOTAL SPAIN		18,283,010

Sweden - 1.8%
ASSA ABLOY AB (B Shares)	136,600	3,893,614
EQT AB	109,500	3,703,227
Ericsson (B Shares)	538,700	7,398,580
Hemnet Group AB (a)	29,200	551,884
Indutrade AB	287,900	7,522,663
Nibe Industrier AB (B Shares)	79,800	2,920,311
Nordnet AB	296,200	5,564,979
Olink Holding AB ADR (a)	170,600	6,005,120
Readly International AB	129,200	792,090
Securitas AB (B Shares) (e)	267,000	4,555,894
Stillfront Group AB (a)	404,680	4,137,363
Svenska Handelsbanken AB (A Shares)	440,100	5,096,475

TOTAL SWEDEN		52,142,200

Switzerland - 3.1%
ADC Therapeutics SA (a)	74,800	1,835,592
Dufry AG (a)	53,050	3,491,152
Garmin Ltd.	48,000	6,587,520
Lonza Group AG	16,352	10,395,202
Nestle SA (Reg. S)	141,230	16,853,075
Partners Group Holding AG	6,128	8,723,132
Roche Holding AG (participation certificate)	59,999	19,569,025
Schindler Holding AG (participation certificate)	11,768	3,347,743
Sika AG	28,959	8,637,757
Swiss Re Ltd.	99,550	9,252,454
Zur Rose Group AG (a)	13,760	4,580,389

TOTAL SWITZERLAND		93,273,041

Taiwan - 0.5%
MediaTek, Inc.	132,000	5,597,424
Taiwan Semiconductor Manufacturing Co. Ltd.	442,000	9,304,357

TOTAL TAIWAN		14,901,781

United Kingdom - 4.2%
Allfunds Group PLC (a)	135,400	2,275,729
Anglo American PLC (United Kingdom)	320,409	13,584,776
Big Yellow Group PLC	162,200	2,679,115
Bytes Technology Group PLC	601,400	4,094,678
Compass Group PLC (a)	514,250	11,187,138
Cranswick PLC	45,396	2,338,492
Dechra Pharmaceuticals PLC	60,900	3,392,834
Deliveroo Holdings PLC	260,000	866,084
Deliveroo Holdings PLC (a)(b)	378,100	1,399,429
Diageo PLC	178,620	8,018,505
Diageo PLC sponsored ADR	17,000	3,048,950
Dr. Martens Ltd. (a)	407,300	2,720,258
J.D. Weatherspoon PLC (a)	172,100	3,175,387
JD Sports Fashion PLC (a)	575,800	7,303,196
Jet2 PLC (a)	140,200	2,887,890
JTC PLC (b)	389,900	3,623,912
Lloyds Banking Group PLC	9,972,600	6,253,618
London Stock Exchange Group PLC	63,981	6,538,711
M&G PLC	3,401,414	10,207,717
Ocado Group PLC (a)	124,800	3,614,285
Prudential PLC	493,323	10,445,761
THG PLC	175,700	1,504,433
Trustpilot Group PLC (a)(b)	561,400	2,426,756
Vistry Group PLC	266,644	4,557,078
WH Smith PLC (a)	148,300	3,706,032
Zegona Communications PLC	1,659,900	3,083,285

TOTAL UNITED KINGDOM		124,934,049

United States of America - 64.2%
10X Genomics, Inc. (a)	54,000	10,681,200
Abbott Laboratories	76,000	9,126,080
Adobe, Inc. (a)	87,124	44,288,614
Alphabet, Inc. Class A (a)	45,000	105,907,500
Amazon.com, Inc. (a)	28,800	99,861,696
ANSYS, Inc. (a)	44,000	16,089,040
Apple, Inc.	659,000	86,632,140
Arthur J. Gallagher & Co.	124,000	17,973,800
B. Riley Financial, Inc.	14,000	998,060
Baker Hughes Co. Class A (e)	292,000	5,863,360
Bio-Rad Laboratories, Inc. Class A (a)	2,000	1,260,260
Boston Beer Co., Inc. Class A (a)	8,000	9,731,920
Boyd Gaming Corp. (a)	79,000	5,225,850
BRP Group, Inc. (a)	647,000	18,775,940
Caesars Entertainment, Inc. (a)	950,000	92,948,000
CDW Corp.	14,000	2,496,620
Ceridian HCM Holding, Inc. (a)	9,000	850,320
Cleveland-Cliffs, Inc.	2,471,000	44,132,060
Concentrix Corp. (a)	117,000	18,179,460
Constellation Brands, Inc. Class A (sub. vtg.)	61,000	14,659,520
Coupang, Inc. Class A (a)(e)	16,800	703,920
Cummins, Inc. (e)	24,000	6,048,960
Danaher Corp.	114,000	28,949,160
Deckers Outdoor Corp. (a)	77,000	26,041,400
DISH Network Corp. Class A (a)	58,000	2,597,820
Encompass Health Corp.	2	170
Estee Lauder Companies, Inc. Class A	16,000	5,020,800
Exxon Mobil Corp.	610,000	34,916,400
Facebook, Inc. Class A (a)	322,000	104,675,760
First Republic Bank	12,000	2,198,880
Five9, Inc. (a)	12,000	2,255,640
Floor & Decor Holdings, Inc. Class A (a)	62,000	6,877,040
Freeport-McMoRan, Inc.	1,037,100	39,109,041
Generac Holdings, Inc. (a)	16,500	5,345,175
General Electric Co.	395,000	5,182,400
Hess Corp.	366,000	27,270,660
Hilton Worldwide Holdings, Inc.	40,200	5,173,740
Huntsman Corp.	263,000	7,540,210
Intuit, Inc.	68,700	28,315,392
JPMorgan Chase & Co.	65,000	9,997,650
KBR, Inc.	62,000	2,452,720
Lowe's Companies, Inc.	161,000	31,596,250
lululemon athletica, Inc. (a)	12,000	4,023,240
Maravai LifeSciences Holdings, Inc.	134,000	5,213,940
Marriott International, Inc. Class A	51,600	7,663,632
Marsh & McLennan Companies, Inc.	34,000	4,613,800
Marvell Technology, Inc.	538,900	24,363,669
MasterCard, Inc. Class A	76,000	29,036,560
MercadoLibre, Inc. (a)	3,100	4,870,038
Microsoft Corp.	441,000	111,211,381
Morgan Stanley	394,000	32,524,700
Natera, Inc. (a)	36,000	3,960,720
NextEra Energy, Inc.	64,000	4,960,640
NIKE, Inc. Class B	20,000	2,652,400
NVIDIA Corp.	130,000	78,049,400
Olin Corp.	581,000	25,000,430
ON Semiconductor Corp. (a)	523,000	20,397,000
Outset Medical, Inc.	25,486	1,527,121
PayPal Holdings, Inc. (a)	337,000	88,391,730
Penn National Gaming, Inc. (a)	266,592	23,758,679
RH (a)	8,000	5,504,160
Royalty Pharma PLC (e)	286,600	12,610,400
S&P Global, Inc.	256,628	100,185,005
Seer, Inc. (e)	51,133	2,604,204
Shattuck Labs, Inc.	35,900	1,352,712
Signature Bank	84,000	21,126,840
Square, Inc. (a)	274,000	67,080,680
Stryker Corp.	22,907	6,016,065
SVB Financial Group (a)	36,000	20,585,880
T-Mobile U.S., Inc.	48,700	6,434,731
Teradata Corp.(a)	17,000	840,990
The AES Corp.	210,000	5,842,200
The AZEK Co., Inc.	14,000	675,920
The Booking Holdings, Inc. (a)	500	1,233,040
Thermo Fisher Scientific, Inc.	66,000	31,035,180
Triumph Group, Inc. (a)	191,000	3,231,720
Twitter, Inc. (a)	123,000	6,792,060
Uber Technologies, Inc. (a)	176,000	9,639,520
Ulta Beauty, Inc. (a)	54,000	17,784,900
Union Pacific Corp.	157,000	34,868,130
Wayfair LLC Class A (a)	11,429	3,378,070
Wells Fargo & Co.	1,858,000	83,702,900
Zoetis, Inc. Class A	27,000	4,671,810
Zoom Video Communications, Inc. Class A (a)	26,000	8,308,820
Zynga, Inc. (a)	444,000	4,804,080

TOTAL UNITED STATES OF AMERICA		1,920,479,725

TOTAL COMMON STOCKS
(Cost $1,970,507,886)		2,933,574,311

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.2%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)	14,425	1,580,608
dMed Biopharmaceutical Co. Ltd. (Class C) (c)(d)	138,905	1,921,056
		3,501,664
United States of America - 0.1%
Instacart, Inc. Series I (c)(d)	8,000	1,000,000
Stripe, Inc. Series H (c)(d)	4,200	168,525
		1,168,525

TOTAL CONVERTIBLE PREFERRED STOCKS		4,670,189

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Volkswagen AG	48,700	12,687,693
TOTAL PREFERRED STOCKS
(Cost $13,270,754)		17,357,882

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.04% (f)	16,738,716	16,742,064
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	24,596,886	24,599,346
TOTAL MONEY MARKET FUNDS
(Cost $41,337,866)		41,341,410
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,025,116,506)		2,992,273,603
NET OTHER ASSETS (LIABILITIES) - 0.0%		(515,780)
NET ASSETS - 100%		$2,991,757,823

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,862,616 or 2.2% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,523,947 or 0.2% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$1,580,608
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$1,972,888
Instacart, Inc. Series I	2/26/21	$1,000,000
Stripe, Inc. Series H	3/15/21	$168,525
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$1,583,813

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,598
Fidelity Securities Lending Cash Central Fund	39,589
Total	$54,187

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$276,389,192	$266,010,850	$10,378,342	$--
Consumer Discretionary	529,876,891	470,888,598	56,134,534	2,853,759
Consumer Staples	70,933,910	46,062,330	24,871,580	--
Energy	92,856,301	92,856,301	--	--
Financials	513,326,544	435,845,188	77,481,356	--
Health Care	240,441,019	203,739,880	34,780,083	1,921,056
Industrials	235,777,763	171,881,787	63,895,976	--
Information Technology	777,984,278	730,420,832	45,814,313	1,749,133
Materials	184,780,574	174,933,222	9,847,352	--
Real Estate	11,768,051	11,768,051	--	--
Utilities	16,797,670	16,797,670	--	--
Money Market Funds	41,341,410	41,341,410	--	--
Total Investments in Securities:	$2,992,273,603	$2,662,546,119	$323,203,536	$6,523,948

See accompanying notes which are an integral part of the financial statements.

Fidelity® Worldwide Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $23,770,471) — See accompanying schedule: Unaffiliated issuers (cost $1,983,778,640)	$2,950,932,193
Fidelity Central Funds (cost $41,337,866)	41,341,410
Total Investment in Securities (cost $2,025,116,506)		$2,992,273,603
Foreign currency held at value (cost $513,221)		513,084
Receivable for investments sold		53,182,837
Receivable for fund shares sold		1,152,836
Dividends receivable		5,088,886
Distributions receivable from Fidelity Central Funds		3,915
Prepaid expenses		983
Other receivables		126,917
Total assets		3,052,343,061
Liabilities
Payable for investments purchased	$31,941,731
Payable for fund shares redeemed	1,391,620
Accrued management fee	2,015,094
Distribution and service plan fees payable	38,080
Other affiliated payables	426,176
Other payables and accrued expenses	173,487
Collateral on securities loaned	24,599,050
Total liabilities		60,585,238
Net Assets		$2,991,757,823
Net Assets consist of:
Paid in capital		$1,772,471,003
Total accumulated earnings (loss)		1,219,286,820
Net Assets		$2,991,757,823
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($84,455,040 ÷ 2,331,026 shares)(a)		$36.23
Maximum offering price per share (100/94.25 of $36.23)		$38.44
Class M:
Net Asset Value and redemption price per share ($21,216,748 ÷ 591,375 shares)(a)		$35.88
Maximum offering price per share (100/96.50 of $35.88)		$37.18
Class C:
Net Asset Value and offering price per share ($13,972,440 ÷ 404,421 shares)(a)		$34.55
Worldwide:
Net Asset Value, offering price and redemption price per share ($2,699,037,620 ÷ 73,335,047 shares)		$36.80
Class I:
Net Asset Value, offering price and redemption price per share ($75,409,225 ÷ 2,063,596 shares)		$36.54
Class Z:
Net Asset Value, offering price and redemption price per share ($97,666,750 ÷ 2,673,124 shares)		$36.54

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$13,764,337
Income from Fidelity Central Funds (including $39,589 from security lending)		54,187
Income before foreign taxes withheld		13,818,524
Less foreign taxes withheld		(990,128)
Total income		12,828,396
Expenses
Management fee
Basic fee	$9,267,319
Performance adjustment	2,321,472
Transfer agent fees	2,143,225
Distribution and service plan fees	215,116
Accounting fees	419,951
Custodian fees and expenses	108,805
Independent trustees' fees and expenses	6,024
Registration fees	98,512
Audit	35,319
Legal	6,371
Miscellaneous	5,818
Total expenses before reductions	14,627,932
Expense reductions	(143,137)
Total expenses after reductions		14,484,795
Net investment income (loss)		(1,656,399)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,350)	263,836,963
Fidelity Central Funds	149
Foreign currency transactions	(34,044)
Total net realized gain (loss)		263,803,068
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $69,968)	340,784,231
Assets and liabilities in foreign currencies	26,731
Total change in net unrealized appreciation (depreciation)		340,810,962
Net gain (loss)		604,614,030
Net increase (decrease) in net assets resulting from operations		$602,957,631

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,656,399)	$2,128,723
Net realized gain (loss)	263,803,068	221,714,478
Change in net unrealized appreciation (depreciation)	340,810,962	193,081,991
Net increase (decrease) in net assets resulting from operations	602,957,631	416,925,192
Distributions to shareholders	(212,769,678)	(109,767,429)
Share transactions - net increase (decrease)	155,794,562	(208,021,277)
Total increase (decrease) in net assets	545,982,515	99,136,486
Net Assets
Beginning of period	2,445,775,308	2,346,638,822
End of period	$2,991,757,823	$2,445,775,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Worldwide Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.49	$27.36	$26.57	$27.28	$21.83	$22.88
Income from Investment Operations
Net investment income (loss)A	(.07)	(.05)	.11	.03	.11	.12
Net realized and unrealized gain (loss)	7.51	5.50	2.84	1.00	5.53	(.35)
Total from investment operations	7.44	5.45	2.95	1.03	5.64	(.23)
Distributions from net investment income	–	(.12)	(.02)	(.09)	(.12)	(.07)
Distributions from net realized gain	(2.70)	(1.20)	(2.14)	(1.65)	(.07)	(.75)
Total distributions	(2.70)	(1.32)	(2.16)	(1.74)	(.19)	(.82)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$36.23	$31.49	$27.36	$26.57	$27.28	$21.83
Total ReturnC,D,E	24.55%	20.72%	12.35%	3.96%	26.06%	(1.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.30%H	1.34%	1.26%	1.23%	1.12%	1.22%
Expenses net of fee waivers, if any	1.30%H	1.34%	1.26%	1.23%	1.12%	1.22%
Expenses net of all reductions	1.29%H	1.33%	1.25%	1.22%	1.11%	1.22%
Net investment income (loss)	(.38)%H	(.18)%	.41%	.12%	.47%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$84,455	$63,690	$52,516	$42,947	$32,823	$29,052
Portfolio turnover rateI	123%H	112%	147%	117%	111%	117%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.19	$27.10	$26.39	$27.11	$21.67	$22.72
Income from Investment Operations
Net investment income (loss)A	(.11)	(.13)	.03	(.05)	.04	.05
Net realized and unrealized gain (loss)	7.44	5.46	2.82	1.00	5.50	(.35)
Total from investment operations	7.33	5.33	2.85	.95	5.54	(.30)
Distributions from net investment income	–	(.04)	–	(.02)	(.03)	–B
Distributions from net realized gain	(2.64)	(1.20)	(2.14)	(1.65)	(.07)	(.75)
Total distributions	(2.64)	(1.24)	(2.14)	(1.67)	(.10)	(.75)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$35.88	$31.19	$27.10	$26.39	$27.11	$21.67
Total ReturnC,D,E	24.40%	20.40%	12.05%	3.65%	25.68%	(1.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.56%H	1.61%	1.55%	1.52%	1.42%	1.53%
Expenses net of fee waivers, if any	1.56%H	1.61%	1.54%	1.52%	1.42%	1.52%
Expenses net of all reductions	1.55%H	1.61%	1.54%	1.51%	1.41%	1.52%
Net investment income (loss)	(.65)%H	(.45)%	.13%	(.17)%	.17%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$21,217	$17,387	$13,066	$12,746	$10,634	$9,270
Portfolio turnover rateI	123%H	112%	147%	117%	111%	117%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$30.14	$26.33	$25.82	$26.67	$21.33	$22.48
Income from Investment Operations
Net investment income (loss)A	(.20)	(.27)	(.10)	(.18)	(.07)	(.05)
Net realized and unrealized gain (loss)	7.19	5.28	2.75	.98	5.42	(.35)
Total from investment operations	6.99	5.01	2.65	.80	5.35	(.40)
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	(2.58)	(1.20)	(2.14)	(1.65)	(.01)	(.75)
Total distributions	(2.58)	(1.20)	(2.14)	(1.65)	(.01)	(.75)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$34.55	$30.14	$26.33	$25.82	$26.67	$21.33
Total ReturnC,D,E	24.07%	19.76%	11.49%	3.12%	25.10%	(1.88)%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.09%H	2.14%	2.06%	2.01%	1.89%	2.01%
Expenses net of fee waivers, if any	2.09%H	2.14%	2.06%	2.01%	1.89%	2.01%
Expenses net of all reductions	2.08%H	2.13%	2.06%	2.00%	1.88%	2.00%
Net investment income (loss)	(1.18)%H	(.98)%	(.39)%	(.66)%	(.30)%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,972	$11,677	$10,618	$12,744	$10,264	$10,315
Portfolio turnover rateI	123%H	112%	147%	117%	111%	117%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.97	$27.74	$26.90	$27.61	$22.09	$23.14
Income from Investment Operations
Net investment income (loss)A	(.02)	.03	.18	.11	.19	.19
Net realized and unrealized gain (loss)	7.62	5.58	2.89	1.00	5.60	(.35)
Total from investment operations	7.60	5.61	3.07	1.11	5.79	(.16)
Distributions from net investment income	(.02)	(.18)	(.09)	(.17)	(.20)	(.14)
Distributions from net realized gain	(2.75)	(1.20)	(2.14)	(1.65)	(.07)	(.75)
Total distributions	(2.77)	(1.38)	(2.23)	(1.82)	(.27)	(.89)
Redemption fees added to paid in capitalA	–	–	–	–	–B	–B
Net asset value, end of period	$36.80	$31.97	$27.74	$26.90	$27.61	$22.09
Total ReturnC,D	24.70%	21.07%	12.71%	4.23%	26.49%	(.78)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.05%	.99%	.94%	.81%	.91%
Expenses net of fee waivers, if any	1.01%G	1.05%	.99%	.94%	.81%	.91%
Expenses net of all reductions	1.00%G	1.05%	.98%	.93%	.80%	.90%
Net investment income (loss)	(.10)%G	.11%	.69%	.41%	.79%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,699,038	$2,217,129	$2,020,487	$2,112,988	$1,656,173	$1,421,364
Portfolio turnover rateH	123%G	112%	147%	117%	111%	117%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$31.77	$27.58	$26.77	$27.49	$21.99	$23.03
Income from Investment Operations
Net investment income (loss)A	(.02)	.03	.18	.11	.19	.17
Net realized and unrealized gain (loss)	7.56	5.55	2.86	.99	5.56	(.35)
Total from investment operations	7.54	5.58	3.04	1.10	5.75	(.18)
Distributions from net investment income	(.02)	(.19)	(.09)	(.18)	(.18)	(.11)
Distributions from net realized gain	(2.75)	(1.20)	(2.14)	(1.65)	(.07)	(.75)
Total distributions	(2.77)	(1.39)	(2.23)	(1.82)B	(.25)	(.86)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$36.54	$31.77	$27.58	$26.77	$27.49	$21.99
Total ReturnD,E	24.69%	21.08%	12.70%	4.22%	26.45%	(.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.03%H	1.06%	.99%	.96%	.83%	.99%
Expenses net of fee waivers, if any	1.03%H	1.06%	.99%	.95%	.83%	.99%
Expenses net of all reductions	1.02%H	1.05%	.98%	.94%	.82%	.98%
Net investment income (loss)	(.12)%H	.10%	.69%	.40%	.77%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$75,409	$64,615	$44,754	$50,956	$21,711	$12,924
Portfolio turnover rateI	123%H	112%	147%	117%	111%	117%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Worldwide Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$31.76	$27.59	$26.78	$29.54
Income from Investment Operations
Net investment income (loss)B	–C	.07	.22	(.01)
Net realized and unrealized gain (loss)	7.58	5.53	2.86	(2.75)
Total from investment operations	7.58	5.60	3.08	(2.76)
Distributions from net investment income	(.05)	(.23)	(.13)	–
Distributions from net realized gain	(2.75)	(1.20)	(2.14)	–
Total distributions	(2.80)	(1.43)	(2.27)	–
Net asset value, end of period	$36.54	$31.76	$27.59	$26.78
Total ReturnD,E	24.81%	21.19%	12.85%	(9.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.93%	.85%	.88%H
Expenses net of fee waivers, if any	.90%H	.93%	.84%	.88%H
Expenses net of all reductions	.89%H	.93%	.84%	.87%H
Net investment income (loss)	.01%H	.23%	.83%	(.27)%H
Supplemental Data
Net assets, end of period (000 omitted)	$97,667	$71,278	$205,197	$294
Portfolio turnover rateI	123%H	112%	147%	117%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Worldwide Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Worldwide, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$987,218,270
Gross unrealized depreciation	(25,239,244)
Net unrealized appreciation (depreciation)	$961,979,026
Tax cost	$2,030,294,577

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	1,678,705,431	1,716,138,392

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Worldwide as compared to its benchmark index, the MSCI World Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$97,710	$4,223
Class M	.25%	.25%	51,090	429
Class C	.75%	.25%	66,316	8,424
			$215,116	$13,076

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$28,321
Class M	2,140
Class C(a)	848
$31,309

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$72,002.18
Class M	20,707.20
Class C	15,379.23
Worldwide	1,955,942.15
Class I	60,287.17
Class Z	18,908.04
	$2,143,225

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Worldwide Fund	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Worldwide Fund	90,444,249	105,853,834

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Worldwide Fund	$27,821

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Worldwide Fund	$2,776

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Worldwide Fund	$3,537	$93	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $138,907 for the period. In addition, through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $65.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4,165.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Worldwide Fund
Distributions to shareholders
Class A	$5,558,931	$2,540,627
Class M	1,453,529	597,019
Class C	982,551	485,913
Worldwide	192,474,658	99,015,506
Class I	5,902,121	2,193,016
Class Z	6,397,888	4,935,348
Total	$212,769,678	$109,767,429

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Worldwide Fund
Class A
Shares sold	386,402	475,915	$13,282,823	$13,883,005
Reinvestment of distributions	167,703	93,342	5,488,908	2,520,240
Shares redeemed	(245,564)	(466,219)	(8,582,424)	(12,948,526)
Net increase (decrease)	308,541	103,038	$10,189,307	$3,454,719
Class M
Shares sold	60,807	169,701	$2,056,398	$4,832,166
Reinvestment of distributions	44,443	21,955	1,442,165	588,617
Shares redeemed	(71,280)	(116,311)	(2,448,376)	(3,349,819)
Net increase (decrease)	33,970	75,345	$1,050,187	$2,070,964
Class C
Shares sold	41,350	68,467	$1,360,972	$1,909,883
Reinvestment of distributions	31,369	18,008	982,175	468,757
Shares redeemed	(55,685)	(102,322)	(1,820,599)	(2,788,194)
Net increase (decrease)	17,034	(15,847)	$522,548	$(409,554)
Worldwide
Shares sold	5,966,755	11,137,411	$208,278,946	$329,813,105
Reinvestment of distributions	5,570,483	3,477,030	184,995,722	95,061,988
Shares redeemed	(7,561,609)	(18,098,665)	(264,762,040)	(510,876,592)
Net increase (decrease)	3,975,629	(3,484,224)	$128,512,628	$(86,001,499)
Class I
Shares sold	389,030	1,129,208	$13,474,127	$33,641,446
Reinvestment of distributions	174,445	79,304	5,753,187	2,154,693
Shares redeemed	(533,996)	(797,116)	(18,275,591)	(22,006,317)
Net increase (decrease)	29,479	411,396	$951,723	$13,789,822
Class Z
Shares sold	424,794	1,477,770	$14,732,674	$42,218,184
Reinvestment of distributions	185,769	179,413	6,122,936	4,867,461
Shares redeemed	(181,529)	(6,851,775)	(6,287,441)	(188,011,374)
Net increase (decrease)	429,034	(5,194,592)	$14,568,169	$(140,925,729)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Diversified International Fund
Diversified International	1.02%
Actual		$1,000.00	$1,196.70	$5.56
Hypothetical-C		$1,000.00	$1,019.74	$5.11
Class K	.91%
Actual		$1,000.00	$1,197.10	$4.96
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Fidelity International Capital Appreciation Fund	1.00%
Actual		$1,000.00	$1,182.80	$5.41
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Fidelity Overseas Fund
Overseas	1.00%
Actual		$1,000.00	$1,250.50	$5.58
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class K	.90%
Actual		$1,000.00	$1,251.20	$5.02
Hypothetical-C		$1,000.00	$1,020.33	$4.51
Fidelity Worldwide Fund
Class A	1.30%
Actual		$1,000.00	$1,245.50	$7.24
Hypothetical-C		$1,000.00	$1,018.35	$6.51
Class M	1.56%
Actual		$1,000.00	$1,244.00	$8.68
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Class C	2.09%
Actual		$1,000.00	$1,240.70	$11.61
Hypothetical-C		$1,000.00	$1,014.43	$10.44
Worldwide	1.01%
Actual		$1,000.00	$1,247.00	$5.63
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class I	1.03%
Actual		$1,000.00	$1,246.90	$5.74
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class Z	.90%
Actual		$1,000.00	$1,248.10	$5.02
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Broadly Diversified International Equity Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBD-SANN-0621
1.703569.123

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
South Africa	34.6%
Russia	24.7%
Saudi Arabia	20.7%
United Arab Emirates	3.5%
Hungary	3.3%
Netherlands	3.1%
United States of America*	2.3%
Austria	1.7%
United Kingdom	1.4%
Other	4.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.2
Short-Term Investments and Net Other Assets (Liabilities)	1.8

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Naspers Ltd. Class N (South Africa, Internet & Direct Marketing Retail)	8.7
Sberbank of Russia (Russia, Banks)	6.9
Al Rajhi Bank (Saudi Arabia, Banks)	5.5
Gazprom OAO (Russia, Oil, Gas & Consumable Fuels)	5.0
Saudi Basic Industries Corp. (Saudi Arabia, Chemicals)	4.9
The Saudi National Bank (Saudi Arabia, Banks)	4.8
Lukoil PJSC (Russia, Oil, Gas & Consumable Fuels)	4.2
Anglo American Platinum Ltd. (South Africa, Metals & Mining)	3.4
MMC Norilsk Nickel PJSC (Russia, Metals & Mining)	3.2
Saudi Arabian Oil Co. (Saudi Arabia, Oil, Gas & Consumable Fuels)	3.2
49.8

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	29.9
Materials	21.1
Energy	16.2
Consumer Discretionary	12.0
Consumer Staples	6.5
Communication Services	4.4
Industrials	3.3
Health Care	2.7
Real Estate	1.5
Information Technology	0.6

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the emerging Europe, Middle East and Africa markets. As of April 30, 2021, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Austria - 1.7%
Erste Group Bank AG	36,900	$1,313,146
British Virgin Islands - 1.2%
Fix Price Group Ltd. GDR (Reg. S) (a)	97,000	907,435
Canada - 0.6%
First Quantum Minerals Ltd.	20,000	460,969
Cyprus - 0.7%
Headhunter Group PLC ADR	13,500	554,715
Greece - 0.7%
EFG Eurobank Ergasias SA (a)	617,200	583,086
Hungary - 3.3%
OTP Bank PLC (a)	26,500	1,192,164
Richter Gedeon PLC	49,000	1,402,488

TOTAL HUNGARY		2,594,652

Kuwait - 1.2%
Mobile Telecommunication Co.	492,200	984,727
Netherlands - 3.1%
X5 Retail Group NV GDR (Reg. S)	39,100	1,200,370
Yandex NV Series A (a)	18,500	1,212,675

TOTAL NETHERLANDS		2,413,045

Qatar - 0.3%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	229,200	198,921
Russia - 24.7%
Gazprom OAO	1,298,713	3,959,607
Lukoil PJSC	29,100	2,244,034
Lukoil PJSC sponsored ADR	12,995	996,457
MMC Norilsk Nickel PJSC	7,400	2,524,590
Moscow Exchange MICEX-RTS OAO	592,000	1,392,950
NOVATEK OAO	104,600	1,888,732
Novolipetsk Steel OJSC	275,000	971,326
Sberbank of Russia	1,375,550	5,434,433

TOTAL RUSSIA		19,412,129

Saudi Arabia - 20.7%
Al Rajhi Bank	163,130	4,302,052
Aldrees Petroleum and Transport Services Co.	26,875	452,193
Bupa Arabia for Cooperative Insurance Co. (a)	6,700	206,528
Dr Sulaiman Al Habib Medical Services Group Co.	17,500	705,562
Saudi Arabian Oil Co.	266,700	2,517,514
Saudi Basic Industries Corp.	117,900	3,898,352
The National Co. for Glass Manufacturing (a)	40,000	389,313
The Saudi National Bank	248,500	3,763,746

TOTAL SAUDI ARABIA		16,235,260

South Africa - 34.6%
African Rainbow Minerals Ltd.	27,300	510,347
Anglo American Platinum Ltd. (b)	19,400	2,655,095
AngloGold Ashanti Ltd.	119,100	2,456,706
Capitec Bank Holdings Ltd.	23,338	2,391,974
Cashbuild Ltd.	7,900	167,037
City Lodge Hotels Ltd. (a)	901,100	267,177
Clicks Group Ltd.	145,583	2,431,319
DRDGOLD Ltd.	920,214	914,382
Imperial Holdings Ltd.	278,100	907,984
JSE Ltd.	35,000	283,886
Naspers Ltd. Class N	30,103	6,850,838
PSG Group Ltd.	206,700	1,067,101
Sasol Ltd. (a)	76,000	1,278,548
Shoprite Holdings Ltd.	151,000	1,505,471
Standard Bank Group Ltd.	278,386	2,265,287
Vodacom Group Ltd.	146,000	1,265,753

TOTAL SOUTH AFRICA		27,218,905

United Arab Emirates - 3.5%
Abu Dhabi National Oil Co. for Distribution PJSC	1,035,231	1,276,723
Aldar Properties PJSC	1,245,000	1,189,701
Dubai Financial Market PJSC (a)	967,402	279,173

TOTAL UNITED ARAB EMIRATES		2,745,597

United Kingdom - 1.4%
Antofagasta PLC	26,000	669,851
Network International Holdings PLC (a)(c)	78,000	452,324

TOTAL UNITED KINGDOM		1,122,175

United States of America - 0.5%
Kosmos Energy Ltd. (a)	135,000	386,100
TOTAL COMMON STOCKS
(Cost $54,308,138)		77,130,862

Money Market Funds - 2.8%
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)
(Cost $2,238,750)	2,238,526	2,238,750
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $56,546,888)		79,369,612
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(788,945)
NET ASSETS - 100%		$78,580,667

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $452,324 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$140
Fidelity Securities Lending Cash Central Fund	1,041
Total	$1,181

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,463,155	$3,463,155	$--	$--
Consumer Discretionary	9,469,210	2,618,372	6,850,838	--
Consumer Staples	5,137,160	5,137,160	--	--
Energy	12,643,558	6,439,917	6,203,641	--
Financials	23,408,425	17,973,992	5,434,433	--
Health Care	2,108,050	2,108,050	--	--
Industrials	2,529,800	2,529,800	--	--
Information Technology	452,324	452,324	--	--
Materials	16,729,479	9,555,253	7,174,226	--
Real Estate	1,189,701	1,189,701	--	--
Money Market Funds	2,238,750	2,238,750	--	--
Total Investments in Securities:	$79,369,612	$53,706,474	$25,663,138	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,052,201) — See accompanying schedule: Unaffiliated issuers (cost $54,308,138)	$77,130,862
Fidelity Central Funds (cost $2,238,750)	2,238,750
Total Investment in Securities (cost $56,546,888)		$79,369,612
Foreign currency held at value (cost $1,445,816)		1,450,826
Receivable for investments sold		2,679,823
Receivable for fund shares sold		14,523
Dividends receivable		71,853
Distributions receivable from Fidelity Central Funds		147
Prepaid expenses		26
Receivable from investment adviser for expense reductions		33,823
Other receivables		6,658
Total assets		83,627,291
Liabilities
Payable to custodian bank	$555,520
Payable for investments purchased	2,100,813
Payable for fund shares redeemed	25,146
Accrued management fee	50,789
Distribution and service plan fees payable	3,351
Other affiliated payables	17,651
Other payables and accrued expenses	54,604
Collateral on securities loaned	2,238,750
Total liabilities		5,046,624
Net Assets		$78,580,667
Net Assets consist of:
Paid in capital		$71,089,706
Total accumulated earnings (loss)		7,490,961
Net Assets		$78,580,667
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,914,363 ÷ 478,007 shares)(a)		$10.28
Maximum offering price per share (100/94.25 of $10.28)		$10.91
Class M:
Net Asset Value and redemption price per share ($2,128,663 ÷ 207,808 shares)(a)		$10.24
Maximum offering price per share (100/96.50 of $10.24)		$10.61
Class C:
Net Asset Value and offering price per share ($1,698,438 ÷ 164,685 shares)(a)		$10.31
Emerging Europe, Middle East, Africa (EMEA):
Net Asset Value, offering price and redemption price per share ($48,909,303 ÷ 4,755,675 shares)		$10.28
Class I:
Net Asset Value, offering price and redemption price per share ($20,929,900 ÷ 2,042,545 shares)		$10.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$956,762
Income from Fidelity Central Funds (including $1,041 from security lending)		1,181
Income before foreign taxes withheld		957,943
Less foreign taxes withheld		(94,147)
Total income		863,796
Expenses
Management fee	$289,617
Transfer agent fees	84,042
Distribution and service plan fees	19,025
Accounting fees	19,307
Custodian fees and expenses	28,850
Independent trustees' fees and expenses	160
Registration fees	66,481
Audit	31,060
Legal	79
Miscellaneous	22,057
Total expenses before reductions	560,678
Expense reductions	(45,620)
Total expenses after reductions		515,058
Net investment income (loss)		348,738
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,800,678
Fidelity Central Funds	40
Foreign currency transactions	(27,133)
Total net realized gain (loss)		1,773,585
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	19,419,522
Assets and liabilities in foreign currencies	2,324
Total change in net unrealized appreciation (depreciation)		19,421,846
Net gain (loss)		21,195,431
Net increase (decrease) in net assets resulting from operations		$21,544,169

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$348,738	$3,055,385
Net realized gain (loss)	1,773,585	(4,362,371)
Change in net unrealized appreciation (depreciation)	19,421,846	(18,556,748)
Net increase (decrease) in net assets resulting from operations	21,544,169	(19,863,734)
Distributions to shareholders	(2,431,309)	(4,884,674)
Share transactions - net increase (decrease)	(3,449,056)	(19,465,201)
Total increase (decrease) in net assets	15,663,804	(44,213,609)
Net Assets
Beginning of period	62,916,863	107,130,472
End of period	$78,580,667	$62,916,863

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.86	$10.01	$8.87	$9.39	$8.13	$7.49
Income from Investment Operations
Net investment income (loss)A	.04	.29B	.43C	.25	.12	.14
Net realized and unrealized gain (loss)	2.67	(2.00)	.90	(.63)	1.22	.61
Total from investment operations	2.71	(1.71)	1.33	(.38)	1.34	.75
Distributions from net investment income	(.29)	(.44)	(.18)	(.13)	(.09)	(.11)
Distributions from net realized gain	–	–	–D	(.01)	–	–
Total distributions	(.29)	(.44)	(.19)E	(.14)	(.09)	(.11)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$10.28	$7.86	$10.01	$8.87	$9.39	$8.13
Total ReturnF,G,H	35.06%	(17.88)%	15.21%	(4.17)%	16.69%	10.22%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.73%K	1.62%	1.57%	1.59%	1.63%	1.69%
Expenses net of fee waivers, if any	1.61%K	1.57%	1.57%	1.59%	1.62%	1.65%
Expenses net of all reductions	1.58%K	1.56%	1.56%	1.57%	1.61%	1.64%
Net investment income (loss)	.74%K	3.44%B	4.54%C	2.49%	1.41%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$4,914	$3,918	$5,497	$5,034	$5,538	$7,867
Portfolio turnover rateL	63%K	55%	49%	39%	47%	54%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.20%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.51%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.82	$9.96	$8.82	$9.35	$8.10	$7.44
Income from Investment Operations
Net investment income (loss)A	.02	.27B	.40C	.22	.10	.12
Net realized and unrealized gain (loss)	2.67	(2.01)	.90	(.63)	1.21	.61
Total from investment operations	2.69	(1.74)	1.30	(.41)	1.31	.73
Distributions from net investment income	(.27)	(.40)	(.16)	(.11)	(.07)	(.07)
Distributions from net realized gain	–	–	–D	(.01)	–	–
Total distributions	(.27)	(.40)	(.16)	(.12)	(.07)	(.07)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$10.24	$7.82	$9.96	$8.82	$9.35	$8.10
Total ReturnE,F,G	34.91%	(18.19)%	15.00%	(4.51)%	16.40%	9.98%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.01%J	1.90%	1.89%	1.92%	1.95%	2.00%
Expenses net of fee waivers, if any	1.86%J	1.84%	1.88%	1.90%	1.90%	1.90%
Expenses net of all reductions	1.83%J	1.83%	1.87%	1.88%	1.88%	1.89%
Net investment income (loss)	.48%J	3.16%B	4.23%C	2.18%	1.14%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,129	$1,641	$2,272	$2,153	$2,490	$2,580
Portfolio turnover rateK	63%J	55%	49%	39%	47%	54%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.93%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.20%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.84	$9.96	$8.80	$9.30	$8.06	$7.39
Income from Investment Operations
Net investment income (loss)A	–B	.23C	.36D	.17	.06	.09
Net realized and unrealized gain (loss)	2.68	(2.02)	.89	(.62)	1.20	.60
Total from investment operations	2.68	(1.79)	1.25	(.45)	1.26	.69
Distributions from net investment income	(.21)	(.33)	(.09)	(.04)	(.03)	(.02)
Distributions from net realized gain	–	–	–B	(.01)	–	–
Total distributions	(.21)	(.33)	(.09)	(.05)	(.03)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	–B
Net asset value, end of period	$10.31	$7.84	$9.96	$8.80	$9.30	$8.06
Total ReturnE,F,G	34.56%	(18.58)%	14.37%	(4.92)%	15.85%	9.33%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.50%J	2.40%	2.37%	2.38%	2.42%	2.47%
Expenses net of fee waivers, if any	2.36%J	2.34%	2.37%	2.38%	2.39%	2.40%
Expenses net of all reductions	2.33%J	2.33%	2.35%	2.37%	2.37%	2.39%
Net investment income (loss)	(.02)%J	2.66%C	3.75%D	1.69%	.65%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,698	$1,370	$2,424	$2,845	$4,336	$6,269
Portfolio turnover rateK	63%J	55%	49%	39%	47%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.43%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.72%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.87	$10.03	$8.88	$9.41	$8.14	$7.50
Income from Investment Operations
Net investment income (loss)A	.05	.31B	.46C	.27	.15	.16
Net realized and unrealized gain (loss)	2.67	(2.01)	.91	(.63)	1.21	.61
Total from investment operations	2.72	(1.70)	1.37	(.36)	1.36	.77
Distributions from net investment income	(.31)	(.46)	(.21)	(.16)	(.10)	(.13)
Distributions from net realized gain	–	–	–D	(.01)	–	–
Total distributions	(.31)	(.46)	(.22)E	(.17)	(.10)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$10.28	$7.87	$10.03	$8.88	$9.41	$8.14
Total ReturnF,G	35.20%	(17.74)%	15.68%	(4.00)%	17.04%	10.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.45%J	1.34%	1.31%	1.34%	1.38%	1.46%
Expenses net of fee waivers, if any	1.36%J	1.31%	1.31%	1.34%	1.38%	1.40%
Expenses net of all reductions	1.33%J	1.30%	1.30%	1.32%	1.37%	1.39%
Net investment income (loss)	.99%J	3.69%B	4.80%C	2.74%	1.66%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$48,909	$39,751	$74,522	$82,387	$80,392	$76,193
Portfolio turnover rateK	63%J	55%	49%	39%	47%	54%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.46%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.77%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$7.84	$10.00	$8.88	$9.40	$8.14	$7.50
Income from Investment Operations
Net investment income (loss)A	.05	.31B	.45C	.28	.16	.17
Net realized and unrealized gain (loss)	2.67	(1.99)	.90	(.62)	1.20	.61
Total from investment operations	2.72	(1.68)	1.35	(.34)	1.36	.78
Distributions from net investment income	(.31)	(.48)	(.22)	(.17)	(.11)	(.14)
Distributions from net realized gain	–	–	–D	(.01)	–	–
Total distributions	(.31)	(.48)	(.23)E	(.18)	(.11)	(.14)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$10.25	$7.84	$10.00	$8.88	$9.40	$8.14
Total ReturnF,G	35.34%	(17.70)%	15.45%	(3.80)%	17.01%	10.69%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.44%J	1.39%	1.36%	1.24%	1.27%	1.31%
Expenses net of fee waivers, if any	1.36%J	1.33%	1.36%	1.24%	1.27%	1.31%
Expenses net of all reductions	1.33%J	1.32%	1.34%	1.23%	1.26%	1.30%
Net investment income (loss)	.99%J	3.68%B	4.76%C	2.83%	1.77%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$20,930	$16,237	$22,415	$5,080	$6,891	$5,807
Portfolio turnover rateK	63%J	55%	49%	39%	47%	54%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.44%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.73%.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Europe, Middle East, Africa (EMEA) and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,627,727
Gross unrealized depreciation	(1,231,038)
Net unrealized appreciation (depreciation)	$22,396,689
Tax cost	$56,972,923

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,146,534)
Long-term	(8,298,578)
Total capital loss carryforward	$(16,445,112)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	22,474,355	29,049,784

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$5,836	$66
Class M	.25%	.25%	5,006	144
Class C	.75%	.25%	8,183	444
			$19,025	$654

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$337
Class M	162
Class C(a)	2
$501

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$5,963.26
Class M	2,803.28
Class C	2,240.27
Emerging Europe, Middle East, Africa (EMEA)	51,802.22
Class I	21,234.22
	$84,042

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	$57

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	155,300	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	$72

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	$34	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.55%	$2,877
Class M	1.80%	1,460
Class C	2.30%	1,127
Emerging Europe, Middle East, Africa (EMEA)	1.30%	20,918
Class I	1.30%	8,440
		$34,822

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $10,688 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $110.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund
Distributions to shareholders
Class A	$143,345	$240,672
Class M	56,411	91,270
Class C	36,573	79,886
Emerging Europe, Middle East, Africa (EMEA)	1,554,547	3,440,635
Class I	640,433	1,032,211
Total	$2,431,309	$4,884,674

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund
Class A
Shares sold	21,539	68,472	$204,000	$570,865
Reinvestment of distributions	15,197	24,754	135,409	237,390
Shares redeemed	(57,487)	(143,494)	(540,867)	(1,119,939)
Net increase (decrease)	(20,751)	(50,268)	$(201,458)	$(311,684)
Class M
Shares sold	6,863	22,557	$65,175	$197,215
Reinvestment of distributions	6,339	9,528	56,355	91,186
Shares redeemed	(15,301)	(50,418)	(145,853)	(409,200)
Net increase (decrease)	(2,099)	(18,333)	$(24,323)	$(120,799)
Class C
Shares sold	7,662	44,541	$69,023	$320,292
Reinvestment of distributions	4,028	7,201	36,094	69,414
Shares redeemed	(21,804)	(120,427)	(205,246)	(937,777)
Net increase (decrease)	(10,114)	(68,685)	$(100,129)	$(548,071)
Emerging Europe, Middle East, Africa (EMEA)
Shares sold	359,270	1,288,092	$3,437,037	$11,148,587
Reinvestment of distributions	163,945	331,610	1,459,114	3,180,144
Shares redeemed	(820,733)	(3,999,313)	(7,749,208)	(31,723,665)
Net increase (decrease)	(297,518)	(2,379,611)	$(2,853,057)	$(17,394,934)
Class I
Shares sold	229,278	1,707,215	$2,162,379	$13,961,194
Reinvestment of distributions	58,421	93,311	518,195	891,116
Shares redeemed	(316,583)	(1,969,603)	(2,950,663)	(15,942,023)
Net increase (decrease)	(28,884)	(169,077)	$(270,089)	$(1,089,713)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

13. Reorganization.

Subsequent to period end, on May 14, 2021, Fidelity Emerging Markets Fund acquired all of the assets and assumed all of the liabilities of the Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("the Board"). In addition, the Board approved the creation of additional classes of shares that commenced operations on May 11, 2021. The reorganization was accomplished by an exchange of each class of Fidelity Emerging Markets Fund for corresponding shares then outstanding of the Fund at their net asset value on the reorganization date. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fund's net assets of $78,683,491 including securities of $56,236,270 and unrealized appreciation of $7,237,677, were combined with Fidelity Emerging Markets Fund net assets of $7,934,554,249 for total net assets after the reorganization of $8,013,237,740.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund
Class A	1.61%
Actual		$1,000.00	$1,350.60	$9.38
Hypothetical-C		$1,000.00	$1,016.81	$8.05
Class M	1.86%
Actual		$1,000.00	$1,349.10	$10.83
Hypothetical-C		$1,000.00	$1,015.57	$9.30
Class C	2.36%
Actual		$1,000.00	$1,345.60	$13.73
Hypothetical-C		$1,000.00	$1,013.09	$11.78
Emerging Europe, Middle East, Africa (EMEA)	1.36%
Actual		$1,000.00	$1,352.00	$7.93
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class I	1.36%
Actual		$1,000.00	$1,353.40	$7.94
Hypothetical-C		$1,000.00	$1,018.05	$6.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EME-SANN-0621
1.861975.112

Fidelity® International Small Cap Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	20.6%
United Kingdom	11.4%
Canada	5.5%
Germany	4.7%
United States of America*	4.6%
Netherlands	4.3%
France	3.9%
Australia	3.7%
India	3.4%
Other	37.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	95.4
Short-Term Investments and Net Other Assets (Liabilities)	4.6

Top Ten Stocks as of April 30, 2021

% of fund's net assets
RHI Magnesita NV (Netherlands, Construction Materials)	1.6
Renesas Electronics Corp. (Japan, Semiconductors & Semiconductor Equipment)	1.0
Talanx AG (Germany, Insurance)	1.0
Persol Holdings Co. Ltd. (Japan, Professional Services)	1.0
Dustin Group AB (Sweden, Internet & Direct Marketing Retail)	1.0
JOST Werke AG (Germany, Machinery)	1.0
Mytilineos SA (Greece, Industrial Conglomerates)	0.9
Open Text Corp. (Canada, Software)	0.9
Arata Corp. (Japan, Distributors)	0.9
Dexerials Corp. (Japan, Electronic Equipment & Components)	0.9
10.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	20.7
Consumer Discretionary	18.0
Information Technology	10.9
Financials	10.2
Materials	9.8
Real Estate	7.3
Consumer Staples	7.1
Health Care	5.3
Communication Services	3.3
Energy	2.4

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Australia - 3.7%
Flight Centre Travel Group Ltd. (a)	1,205,582	$15,556,062
GUD Holdings Ltd.	1,461,771	15,033,105
Imdex Ltd.	8,913,807	13,046,827
Inghams Group Ltd.	9,566,476	24,098,379
Nanosonics Ltd. (b)	1,887,880	8,769,600
National Storage (REIT) unit	10,079,389	15,606,961
Servcorp Ltd. (c)	6,078,288	16,622,553
SomnoMed Ltd. (b)	3,898,596	5,871,419

TOTAL AUSTRALIA		114,604,906

Austria - 1.5%
Mayr-Melnhof Karton AG	101,200	20,999,845
Wienerberger AG	628,400	24,644,211

TOTAL AUSTRIA		45,644,056

Belgium - 1.3%
Econocom Group SA	5,284,600	21,156,856
Fagron NV	807,700	18,119,930

TOTAL BELGIUM		39,276,786

Bermuda - 0.7%
Hiscox Ltd. (b)	2,043,520	22,916,291
Brazil - 1.3%
Hypermarcas SA	3,010,200	19,207,027
YDUQS Participacoes SA	4,010,400	21,602,214

TOTAL BRAZIL		40,809,241

Canada - 5.5%
CCL Industries, Inc. Class B	346,300	19,656,959
Computer Modelling Group Ltd. (a)	1,713,513	7,639,467
ECN Capital Corp.	2,342,300	15,702,357
Genesis Land Development Corp. (c)	2,969,722	6,668,375
Lassonde Industries, Inc. Class A (sub. vtg.)	162,199	25,860,260
McCoy Global, Inc. (a)(b)	1,328,570	702,575
North West Co., Inc.	617,600	17,787,121
Open Text Corp.	602,096	28,352,371
Richelieu Hardware Ltd.	290,500	10,148,534
TFI International, Inc. (Canada)	161,000	14,107,066
Total Energy Services, Inc. (b)	610,400	1,936,753
Western Forest Products, Inc. (a)	13,914,875	23,999,947

TOTAL CANADA		172,561,785

Cayman Islands - 2.8%
ASM Pacific Technology Ltd.	1,057,900	16,043,336
Best Pacific International Holdings Ltd.	22,196,000	6,486,424
China Metal Recycling (Holdings) Ltd. (b)(d)	436,800	1
Impro Precision Industries Ltd. (e)	17,166,300	4,596,686
Pico Far East Holdings Ltd.	56,047,231	9,885,064
Precision Tsugami China Corp. Ltd.	7,365,453	10,335,482
SITC International Holdings Co. Ltd.	1,680,000	6,412,668
Value Partners Group Ltd.	18,544,000	13,177,932
Xingda International Holdings Ltd.	66,561,755	17,652,115
Zhaoke Ophthalmology Ltd. (b)(e)	1,349,500	2,171,639

TOTAL CAYMAN ISLANDS		86,761,347

China - 2.0%
Qingdao Port International Co. Ltd. (H Shares) (e)	28,498,000	17,536,666
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	3,292,533	15,879,027
TravelSky Technology Ltd. (H Shares)	6,258,000	13,744,196
Weifu High-Technology Group Co. Ltd. (B Shares)	7,339,586	16,091,294

TOTAL CHINA		63,251,183

Denmark - 0.6%
Spar Nord Bank A/S	1,697,026	18,793,656
Finland - 0.6%
Kamux Corp.	691,700	12,698,476
Nanoform Finland PLC	778,022	6,547,639

TOTAL FINLAND		19,246,115

France - 3.9%
Altarea SCA	96,608	19,489,461
Elior SA (e)	2,387,300	19,775,205
Lectra	402,954	14,533,543
Maisons du Monde SA (e)	1,011,207	24,581,931
The Vicat Group	445,892	22,407,879
Thermador Groupe SA	209,466	21,455,958

TOTAL FRANCE		122,243,977

Germany - 4.7%
DIC Asset AG	1,095,300	19,515,338
DWS Group GmbH & Co. KGaA (e)	333,500	14,594,594
JOST Werke AG (e)	453,872	29,902,585
Rheinmetall AG	232,700	24,255,502
Takkt AG	1,538,512	26,043,439
Talanx AG	768,667	32,418,477

TOTAL GERMANY		146,729,935

Greece - 0.9%
Mytilineos SA	1,522,816	28,359,178
Hong Kong - 1.4%
Dah Sing Banking Group Ltd.	7,818,000	8,595,246
Far East Horizon Ltd.	12,221,000	14,002,369
Magnificent Hotel Investment Ltd.	316,412,000	4,725,151
Sino Land Ltd.	10,239,979	15,212,817

TOTAL HONG KONG		42,535,583

India - 3.4%
Barbeque Nation Hospitality Ltd. (b)	562,948	4,735,133
Cyient Ltd.	1,465,166	14,582,413
Embassy Office Parks (REIT)	4,218,200	17,806,380
IndusInd Bank Ltd. (b)	1,773,300	22,388,047
L&T Technology Services Ltd. (e)	265,490	9,783,211
Max Healthcare Institute Ltd. (b)	445,600	1,365,592
Oberoi Realty Ltd. (b)	2,313,300	17,094,773
Shriram Transport Finance Co. Ltd.	982,852	17,851,395

TOTAL INDIA		105,606,944

Indonesia - 0.6%
PT ACE Hardware Indonesia Tbk	92,200,200	9,446,611
PT Selamat Sempurna Tbk	112,222,000	10,216,125

TOTAL INDONESIA		19,662,736

Ireland - 2.9%
Adient PLC (b)	370,400	17,164,336
Dalata Hotel Group PLC	2,860,609	15,510,644
Irish Residential Properties REIT PLC	12,360,000	24,162,051
Mincon Group PLC (c)	11,895,744	18,592,156
UDG Healthcare PLC (United Kingdom)	1,227,500	14,528,197

TOTAL IRELAND		89,957,384

Italy - 2.3%
Banca Generali SpA	459,200	17,566,969
BFF Bank SpA (e)	2,448,400	21,929,737
MARR SpA	985,827	22,056,768
Recordati SpA	194,111	10,697,678

TOTAL ITALY		72,251,152

Japan - 20.6%
Aeon Delight Co. Ltd.	562,200	17,155,614
Amano Corp.	598,400	16,256,287
Arata Corp.	678,500	27,564,645
Arcland Sakamoto Co. Ltd.	1,741,900	23,795,926
Aucnet, Inc.	266,637	3,164,317
Central Automotive Products Ltd.	374,100	9,943,824
Daiichikosho Co. Ltd.	406,900	15,153,106
DaikyoNishikawa Corp.	2,472,300	17,033,964
Daiwa Industries Ltd.	1,615,200	16,449,058
Dexerials Corp.	1,454,300	26,866,426
Dip Corp.	661,500	18,279,166
GMO Internet, Inc.	470,900	14,024,883
Inaba Denki Sangyo Co. Ltd.	510,000	11,927,532
Isuzu Motors Ltd.	2,298,700	23,262,533
Jm Holdings Co. Ltd.	236,500	4,464,265
LIXIL Group Corp.	597,400	16,185,391
Maruwa Ceramic Co. Ltd.	145,700	15,037,936
Meitec Corp.	216,300	12,013,368
Minebea Mitsumi, Inc.	877,100	21,997,723
Mitani Shoji Co. Ltd.	232,000	15,114,283
Nihon Parkerizing Co. Ltd.	1,951,000	18,851,276
Nishimoto Co. Ltd.	553,600	12,937,088
NOF Corp.	203,300	10,751,889
NSD Co. Ltd.	940,400	15,324,846
PALTAC Corp.	266,700	13,885,287
Paramount Bed Holdings Co. Ltd.	613,400	12,179,321
Park24 Co. Ltd. (b)	833,200	16,093,743
Persol Holdings Co. Ltd.	1,719,500	31,608,340
Poletowin Pitcrew Holdings, Inc.	478,900	4,951,569
Renesas Electronics Corp. (b)	2,784,000	32,478,726
Roland Corp.	495,200	20,820,240
S Foods, Inc.	753,123	22,395,917
San-Ai Oil Co. Ltd.	1,773,300	19,843,956
Shinsei Bank Ltd.	867,500	12,628,717
Ship Healthcare Holdings, Inc.	506,400	13,270,469
Sugi Holdings Co. Ltd.	256,800	19,737,579
TIS, Inc.	777,700	19,319,750
TKC Corp.	286,800	9,014,164
Tsuruha Holdings, Inc.	93,500	10,796,688

TOTAL JAPAN		642,579,812

Korea (South) - 1.1%
Hyundai Fire & Marine Insurance Co. Ltd.	692,266	15,073,754
Soulbrain Co. Ltd.	57,200	18,199,163

TOTAL KOREA (SOUTH)		33,272,917

Luxembourg - 1.0%
B&M European Value Retail SA	1,755,700	13,719,006
Stabilus SA	242,400	18,942,651

TOTAL LUXEMBOURG		32,661,657

Mexico - 1.8%
Credito Real S.A.B. de CV (b)	5,501,660	2,485,076
Genomma Lab Internacional SA de CV (b)	15,425,548	15,412,603
Gruma S.A.B. de CV Series B	1,250,200	13,595,624
Grupo Cementos de Chihuahua S.A.B. de CV	2,254,300	16,018,361
Qualitas Controladora S.A.B. de CV	1,853,802	10,072,047

TOTAL MEXICO		57,583,711

Netherlands - 4.3%
AerCap Holdings NV(b)	351,772	20,490,719
Amsterdam Commodities NV	874,755	21,717,072
Arcadis NV (a)	535,658	22,539,819
Intertrust NV (e)	753,700	13,954,492
RHI Magnesita NV	821,391	51,500,936
Van Lanschot NV (Bearer)	174,141	5,097,941

TOTAL NETHERLANDS		135,300,979

New Zealand - 0.5%
EBOS Group Ltd.	719,110	15,309,205
Norway - 0.8%
Europris ASA (e)	1,981,800	13,511,191
Fjordkraft Holding ASA (e)	1,699,600	12,730,666

TOTAL NORWAY		26,241,857

Panama - 0.5%
Intercorp Financial Services, Inc.	614,400	15,765,504
Philippines - 1.4%
Century Pacific Food, Inc.	40,345,300	16,700,942
Jollibee Food Corp.	2,775,000	10,108,662
Robinsons Land Corp.	47,537,800	16,116,510

TOTAL PHILIPPINES		42,926,114

Romania - 0.5%
Banca Transilvania SA	24,431,969	14,851,354
Singapore - 1.9%
Boustead Singapore Ltd.	12,178,312	9,242,980
Hour Glass Ltd.	13,304,580	9,447,926
HRnetgroup Ltd.	25,713,200	12,559,519
Mapletree Industrial (REIT)	6,260,516	13,313,741
Wing Tai Holdings Ltd.	9,194,900	13,266,360

TOTAL SINGAPORE		57,830,526

Spain - 2.9%
Cie Automotive SA	654,200	18,215,617
Compania de Distribucion Integral Logista Holdings SA	880,500	18,313,453
Grupo Catalana Occidente SA	392,722	16,430,821
Indra Sistemas SA (b)	1,667,977	17,376,144
Prosegur Compania de Seguridad SA (Reg.)	5,919,181	18,402,843

TOTAL SPAIN		88,738,878

Sweden - 2.7%
Dustin Group AB (e)	2,414,279	30,144,443
Granges AB	1,101,445	14,780,393
HEXPOL AB (B Shares)	1,608,600	19,771,288
John Mattson Fastighetsforetag (b)	690,600	11,306,668
Nordnet AB	376,000	7,064,255

TOTAL SWEDEN		83,067,047

Taiwan - 3.2%
International Games Systems Co. Ltd.	741,000	20,497,155
Lumax International Corp. Ltd.	4,942,600	13,017,547
Sporton International, Inc.	1,251,012	11,482,719
Test Research, Inc.	7,452,000	17,280,000
Tripod Technology Corp.	3,284,000	16,334,801
Yageo Corp.	672,000	13,057,649
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,538,000	6,729,855

TOTAL TAIWAN		98,399,726

Thailand - 0.7%
Star Petroleum Refining PCL	67,656,600	20,416,438
United Kingdom - 11.4%
Alliance Pharma PLC	17,536,994	23,250,687
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 1/21/22 (b)(e)	9,016,856	17,160,339
Bodycote PLC	1,237,766	12,923,190
Bytes Technology Group PLC	1,367,300	9,309,367
Grainger Trust PLC	801,608	3,161,765
Hyve Group PLC (b)	7,233,042	11,977,042
Informa PLC (b)	2,046,286	15,887,903
J.D. Weatherspoon PLC (b)	1,056,700	19,496,990
Jet2 PLC (b)	680,400	14,015,125
John Wood Group PLC	6,400,900	24,893,336
Luxfer Holdings PLC sponsored	1,078,459	23,844,728
McColl's Retail Group PLC (b)(c)	6,433,514	3,109,752
Mears Group PLC (b)(c)	7,921,714	21,333,552
On The Beach Group PLC (b)(e)	1,932,636	11,076,628
Reach PLC	3,271,300	9,939,223
Savills PLC	1,103,200	18,206,713
Stock Spirits Group PLC	2,488,500	9,382,308
Ten Entertainment Group PLC (b)(c)	5,588,511	18,253,101
Ultra Electronics Holdings PLC	918,281	25,642,842
Victrex PLC	377,100	12,228,242
Vistry Group PLC	1,299,997	22,217,590
Volution Group PLC	1,996,942	11,486,557
WH Smith PLC (b)	678,300	16,950,785

TOTAL UNITED KINGDOM		355,747,765

TOTAL COMMON STOCKS
(Cost $2,365,055,333)		2,971,905,745

Money Market Funds - 5.1%
Fidelity Cash Central Fund 0.04% (f)	142,558,452	142,586,964
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	16,512,552	16,514,203
TOTAL MONEY MARKET FUNDS
(Cost $159,096,408)		159,101,167
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,524,151,741)		3,131,006,912
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,726,486)
NET ASSETS - 100%		$3,115,280,426

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,450,013 or 7.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$43,235
Fidelity Securities Lending Cash Central Fund	23,699
Total	$66,934

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Genesis Land Development Corp.	$3,120,627	$--	$--	$293,303	$--	$3,547,748	$6,668,375
McColl's Retail Group PLC	2,550,109	--	1,166,806	--	(7,966,908)	9,693,357	3,109,752
Mears Group PLC	9,949,193	1,297,821	--	--	--	10,086,538	21,333,552
Mincon Group PLC	12,191,853	--	--	--	--	6,400,303	18,592,156
Servcorp Ltd.	10,031,922	711,634	--	422,117	--	5,878,997	16,622,553
Ten Entertainment Group PLC	9,701,487	--	--	--	--	8,551,614	18,253,101
Total	$47,545,191	$2,009,455	$1,166,806	$715,420	$(7,966,908)	$44,158,557	$84,579,489

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$101,618,659	$101,618,659	$--	$--
Consumer Discretionary	559,930,940	559,930,940	--	--
Consumer Staples	224,639,763	224,639,763	--	--
Energy	75,432,525	75,432,525	--	--
Financials	319,406,539	319,406,539	--	--
Health Care	166,701,006	166,701,006	--	--
Industrials	639,383,819	622,223,480	17,160,339	--
Information Technology	335,045,263	335,045,263	--	--
Materials	309,466,099	309,466,098	--	1
Real Estate	227,550,466	227,550,466	--	--
Utilities	12,730,666	12,730,666	--	--
Money Market Funds	159,101,167	159,101,167	--	--
Total Investments in Securities:	$3,131,006,912	$3,113,846,572	$17,160,339	$1

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,724,214) — See accompanying schedule: Unaffiliated issuers (cost $2,273,696,178)	$2,887,326,256
Fidelity Central Funds (cost $159,096,408)	159,101,167
Other affiliated issuers (cost $91,359,155)	84,579,489
Total Investment in Securities (cost $2,524,151,741)		$3,131,006,912
Foreign currency held at value (cost $891,396)		891,396
Receivable for investments sold		4,180,728
Receivable for fund shares sold		8,665,103
Dividends receivable		11,763,476
Distributions receivable from Fidelity Central Funds		7,093
Prepaid expenses		923
Other receivables		150,001
Total assets		3,156,665,632
Liabilities
Payable for investments purchased	$16,820,038
Payable for fund shares redeemed	1,595,878
Accrued management fee	2,032,497
Distribution and service plan fees payable	50,384
Other affiliated payables	481,454
Other payables and accrued expenses	3,894,847
Collateral on securities loaned	16,510,108
Total liabilities		41,385,206
Net Assets		$3,115,280,426
Net Assets consist of:
Paid in capital		$2,441,956,114
Total accumulated earnings (loss)		673,324,312
Net Assets		$3,115,280,426
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($117,812,803 ÷ 3,539,655 shares)(a)		$33.28
Maximum offering price per share (100/94.25 of $33.28)		$35.31
Class M:
Net Asset Value and redemption price per share ($17,206,529 ÷ 519,181 shares)(a)		$33.14
Maximum offering price per share (100/96.50 of $33.14)		$34.34
Class C:
Net Asset Value and offering price per share ($22,528,295 ÷ 702,423 shares)(a)		$32.07
International Small Cap:
Net Asset Value, offering price and redemption price per share ($1,556,800,896 ÷ 45,852,985 shares)		$33.95
Class I:
Net Asset Value, offering price and redemption price per share ($933,792,283 ÷ 27,326,552 shares)		$34.17
Class Z:
Net Asset Value, offering price and redemption price per share ($467,139,620 ÷ 13,682,295 shares)		$34.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends (including $715,420 earned from other affiliated issuers)		$28,599,680
Interest		18,981
Income from Fidelity Central Funds (including $23,699 from security lending)		66,934
Income before foreign taxes withheld		28,685,595
Less foreign taxes withheld		(3,292,879)
Total income		25,392,716
Expenses
Management fee
Basic fee	$11,285,974
Performance adjustment	(521,553)
Transfer agent fees	2,067,210
Distribution and service plan fees	286,447
Accounting fees	592,083
Custodian fees and expenses	249,979
Independent trustees' fees and expenses	5,511
Registration fees	113,922
Audit	58,933
Legal	2,588
Miscellaneous	5,417
Total expenses before reductions	14,146,511
Expense reductions	(212,898)
Total expenses after reductions		13,933,613
Net investment income (loss)		11,459,103
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,556,538)	119,927,963
Fidelity Central Funds	(6,050)
Other affiliated issuers	(7,966,908)
Foreign currency transactions	(189,184)
Total net realized gain (loss)		111,765,821
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,766,356)	597,506,412
Affiliated issuers	44,158,557
Assets and liabilities in foreign currencies	37,107
Total change in net unrealized appreciation (depreciation)		641,702,076
Net gain (loss)		753,467,897
Net increase (decrease) in net assets resulting from operations		$764,927,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,459,103	$30,398,195
Net realized gain (loss)	111,765,821	(24,535,777)
Change in net unrealized appreciation (depreciation)	641,702,076	(140,992,105)
Net increase (decrease) in net assets resulting from operations	764,927,000	(135,129,687)
Distributions to shareholders	(21,019,114)	(60,415,664)
Share transactions - net increase (decrease)	246,203,435	(130,456,723)
Total increase (decrease) in net assets	990,111,321	(326,002,074)
Net Assets
Beginning of period	2,125,169,105	2,451,171,179
End of period	$3,115,280,426	$2,125,169,105

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.75	$26.32	$25.78	$29.24	$23.81	$22.69
Income from Investment Operations
Net investment income (loss)A	.09	.27	.49	.38	.29	.34
Net realized and unrealized gain (loss)	8.61	(1.26)	1.43	(2.87)	5.70	1.64
Total from investment operations	8.70	(.99)	1.92	(2.49)	5.99	1.98
Distributions from net investment income	(.17)	(.44)	(.38)	(.23)	(.28)	(.25)
Distributions from net realized gain	–	(.14)	(1.00)	(.74)	(.29)	(.62)
Total distributions	(.17)	(.58)	(1.38)	(.97)	(.57)	(.87)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	.01
Net asset value, end of period	$33.28	$24.75	$26.32	$25.78	$29.24	$23.81
Total ReturnC,D,E	35.24%	(3.91)%	8.00%	(8.83)%	25.83%	9.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.36%	1.47%	1.49%	1.55%	1.61%
Expenses net of fee waivers, if any	1.31%H	1.36%	1.47%	1.49%	1.55%	1.61%
Expenses net of all reductions	1.29%H	1.35%	1.46%	1.48%	1.55%	1.61%
Net investment income (loss)	.56%H	1.09%	1.94%	1.33%	1.11%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$117,813	$92,044	$105,786	$80,395	$63,459	$36,480
Portfolio turnover rateI	35%H	43%	28%	25%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.62	$26.18	$25.62	$29.07	$23.65	$22.55
Income from Investment Operations
Net investment income (loss)A	.04	.19	.41	.30	.21	.27
Net realized and unrealized gain (loss)	8.58	(1.25)	1.43	(2.86)	5.69	1.63
Total from investment operations	8.62	(1.06)	1.84	(2.56)	5.90	1.90
Distributions from net investment income	(.10)	(.36)	(.27)	(.15)	(.19)	(.19)
Distributions from net realized gain	–	(.14)	(1.00)	(.74)	(.29)	(.62)
Total distributions	(.10)	(.50)	(1.28)B	(.89)	(.48)	(.81)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	.01
Net asset value, end of period	$33.14	$24.62	$26.18	$25.62	$29.07	$23.65
Total ReturnD,E,F	35.07%	(4.19)%	7.65%	(9.10)%	25.47%	8.79%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.67%	1.78%	1.77%	1.84%	1.90%
Expenses net of fee waivers, if any	1.59%I	1.67%	1.78%	1.77%	1.84%	1.90%
Expenses net of all reductions	1.58%I	1.65%	1.77%	1.76%	1.84%	1.90%
Net investment income (loss)	.28%I	.78%	1.62%	1.05%	.82%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$17,207	$12,492	$16,013	$16,362	$18,148	$13,331
Portfolio turnover rateJ	35%I	43%	28%	25%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.80	$25.27	$24.77	$28.21	$22.97	$21.96
Income from Investment Operations
Net investment income (loss)A	(.03)	.08	.28	.16	.08	.16
Net realized and unrealized gain (loss)	8.30	(1.23)	1.39	(2.76)	5.53	1.59
Total from investment operations	8.27	(1.15)	1.67	(2.60)	5.61	1.75
Distributions from net investment income	–	(.18)	(.17)	(.10)	(.08)	(.13)
Distributions from net realized gain	–	(.14)	(1.00)	(.74)	(.29)	(.62)
Total distributions	–	(.32)	(1.17)	(.84)	(.37)	(.75)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	.01
Net asset value, end of period	$32.07	$23.80	$25.27	$24.77	$28.21	$22.97
Total ReturnC,D,E	34.75%	(4.65)%	7.17%	(9.51)%	24.85%	8.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.07%H	2.13%	2.24%	2.24%	2.33%	2.40%
Expenses net of fee waivers, if any	2.07%H	2.13%	2.24%	2.24%	2.33%	2.40%
Expenses net of all reductions	2.05%H	2.11%	2.23%	2.23%	2.32%	2.39%
Net investment income (loss)	(.20)%H	.32%	1.16%	.58%	.33%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$22,528	$17,659	$23,937	$41,918	$26,005	$12,187
Portfolio turnover rateI	35%H	43%	28%	25%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.28	$26.86	$26.29	$29.77	$24.23	$23.06
Income from Investment Operations
Net investment income (loss)A	.13	.34	.57	.48	.37	.40
Net realized and unrealized gain (loss)	8.79	(1.27)	1.45	(2.93)	5.79	1.67
Total from investment operations	8.92	(.93)	2.02	(2.45)	6.16	2.07
Distributions from net investment income	(.25)	(.51)	(.45)	(.29)	(.34)	(.29)
Distributions from net realized gain	–	(.14)	(1.00)	(.74)	(.29)	(.62)
Total distributions	(.25)	(.65)	(1.45)	(1.03)	(.63)	(.91)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	.01
Net asset value, end of period	$33.95	$25.28	$26.86	$26.29	$29.77	$24.23
Total ReturnC,D	35.44%	(3.61)%	8.27%	(8.54)%	26.18%	9.39%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.08%	1.19%	1.20%	1.25%	1.34%
Expenses net of fee waivers, if any	1.03%G	1.08%	1.19%	1.20%	1.25%	1.34%
Expenses net of all reductions	1.01%G	1.07%	1.18%	1.19%	1.24%	1.33%
Net investment income (loss)	.85%G	1.37%	2.22%	1.62%	1.41%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,556,801	$1,122,746	$1,282,412	$1,256,193	$1,418,452	$906,420
Portfolio turnover rateH	35%G	43%	28%	25%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$25.44	$27.03	$26.45	$29.97	$24.42	$23.24
Income from Investment Operations
Net investment income (loss)A	.13	.35	.58	.47	.38	.41
Net realized and unrealized gain (loss)	8.85	(1.28)	1.46	(2.95)	5.82	1.69
Total from investment operations	8.98	(.93)	2.04	(2.48)	6.20	2.10
Distributions from net investment income	(.25)	(.52)	(.46)	(.30)	(.37)	(.31)
Distributions from net realized gain	–	(.14)	(1.00)	(.74)	(.29)	(.62)
Total distributions	(.25)	(.66)	(1.46)	(1.04)	(.66)	(.93)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	.01
Net asset value, end of period	$34.17	$25.44	$27.03	$26.45	$29.97	$24.42
Total ReturnC,D	35.44%	(3.62)%	8.28%	(8.58)%	26.17%	9.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.08%	1.19%	1.21%	1.28%	1.31%
Expenses net of fee waivers, if any	1.03%G	1.08%	1.18%	1.21%	1.28%	1.31%
Expenses net of all reductions	1.02%G	1.06%	1.18%	1.20%	1.27%	1.31%
Net investment income (loss)	.84%G	1.38%	2.22%	1.61%	1.39%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$933,792	$605,100	$777,771	$564,988	$237,469	$22,727
Portfolio turnover rateH	35%G	43%	28%	25%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$25.43	$27.03	$26.46	$28.78
Income from Investment Operations
Net investment income (loss)B	.15	.38	.61	.03
Net realized and unrealized gain (loss)	8.85	(1.28)	1.47	(2.35)
Total from investment operations	9.00	(.90)	2.08	(2.32)
Distributions from net investment income	(.29)	(.56)	(.50)	–
Distributions from net realized gain	–	(.14)	(1.00)	–
Total distributions	(.29)	(.70)	(1.51)C	–
Net asset value, end of period	$34.14	$25.43	$27.03	$26.46
Total ReturnD,E	35.54%	(3.51)%	8.44%	(8.06)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.94%	1.05%	1.15%H
Expenses net of fee waivers, if any	.90%H	.94%	1.05%	1.15%H
Expenses net of all reductions	.89%H	.93%	1.04%	1.14%H
Net investment income (loss)	.97%H	1.51%	2.35%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$467,140	$275,127	$245,252	$7,421
Portfolio turnover rateI	35%H	43%	28%	25%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs, futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$746,983,387
Gross unrealized depreciation	(159,249,047)
Net unrealized appreciation (depreciation)	$587,734,340
Tax cost	$2,543,272,572

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,887,532)
Long-term	(14,056,115)
Total capital loss carryforward	$(27,943,647)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	647,365,164	442,854,714

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap as compared to its benchmark index, the MSCI ACWI (All Country World Index) ex USA Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$139,758	$2,857
Class M	.25%	.25%	40,021	278
Class C	.75%	.25%	106,668	13,836
			$286,447	$16,971

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,797
Class M	1,528
Class C(a)	1,198
$18,523

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$111,246.20
Class M	18,421.23
Class C	22,083.21
International Small Cap	1,160,939.17
Class I	672,145.17
Class Z	82,376.04
	$2,067,210

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Small Cap Fund	$221

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Fund	1,785,676	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Small Cap Fund	$2,558

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Small Cap Fund	$269	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $209,068 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,823.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Small Cap Fund
Distributions to shareholders
Class A	$622,406	$2,384,232
Class M	53,224	304,208
Class C	–	295,806
International Small Cap	11,248,767	31,519,090
Class I	5,954,650	18,753,159
Class Z	3,140,067	7,159,169
Total	$21,019,114	$60,415,664

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Small Cap Fund
Class A
Shares sold	375,716	2,524,897	$11,640,737	$59,510,790
Reinvestment of distributions	20,641	87,479	602,724	2,326,940
Shares redeemed	(576,071)	(2,912,683)	(17,834,775)	(69,359,325)
Net increase (decrease)	(179,714)	(300,307)	$(5,591,314)	$(7,521,595)
Class M
Shares sold	86,598	65,170	$2,573,123	$1,616,133
Reinvestment of distributions	1,822	11,416	53,041	302,969
Shares redeemed	(76,631)	(180,814)	(2,339,679)	(4,251,620)
Net increase (decrease)	11,789	(104,228)	$286,485	$(2,332,518)
Class C
Shares sold	67,320	138,385	$2,000,913	$3,407,389
Reinvestment of distributions	–	11,407	–	293,855
Shares redeemed	(106,896)	(355,222)	(3,144,684)	(8,126,021)
Net increase (decrease)	(39,576)	(205,430)	$(1,143,771)	$(4,424,777)
International Small Cap
Shares sold	5,865,017	12,818,627	$185,326,912	$314,903,517
Reinvestment of distributions	351,180	1,085,455	10,447,597	29,415,824
Shares redeemed	(4,780,744)	(17,225,026)	(148,573,910)	(409,514,236)
Net increase (decrease)	1,435,453	(3,320,944)	$47,200,599	$(65,194,895)
Class I
Shares sold	7,175,823	13,046,234	$228,904,549	$317,826,804
Reinvestment of distributions	190,830	668,307	5,715,372	18,231,405
Shares redeemed	(3,828,144)	(18,698,646)	(119,792,222)	(440,114,911)
Net increase (decrease)	3,538,509	(4,984,105)	$114,827,699	$(104,056,702)
Class Z
Shares sold	4,404,690	6,570,577	$140,002,421	$164,218,517
Reinvestment of distributions	86,491	213,836	2,586,946	5,822,753
Shares redeemed	(1,627,902)	(5,039,772)	(51,965,630)	(116,967,506)
Net increase (decrease)	2,863,279	1,744,641	$90,623,737	$53,073,764

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Small Cap Fund
Class A	1.31%
Actual		$1,000.00	$1,352.40	$7.64
Hypothetical-C		$1,000.00	$1,018.30	$6.56
Class M	1.59%
Actual		$1,000.00	$1,350.70	$9.27
Hypothetical-C		$1,000.00	$1,016.91	$7.95
Class C	2.07%
Actual		$1,000.00	$1,347.50	$12.05
Hypothetical-C		$1,000.00	$1,014.53	$10.34
International Small Cap	1.03%
Actual		$1,000.00	$1,354.40	$6.01
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class I	1.03%
Actual		$1,000.00	$1,354.40	$6.01
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class Z	.90%
Actual		$1,000.00	$1,355.40	$5.26
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Small Cap Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISC-SANN-0621
1.800662.117

Fidelity® International Small Cap Opportunities Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	33.7%
United Kingdom	15.3%
United States of America*	10.4%
Sweden	10.2%
Germany	4.8%
Netherlands	2.6%
Italy	2.3%
Denmark	2.3%
Israel	2.2%
Other	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	92.1
Investment Companies	4.8
Short-Term Investments and Net Other Assets (Liabilities)	3.1

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Lasertec Corp. (Japan, Semiconductors & Semiconductor Equipment)	4.3
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	3.3
OBIC Co. Ltd. (Japan, IT Services)	3.2
Azbil Corp. (Japan, Electronic Equipment & Components)	3.1
Addlife AB (Sweden, Life Sciences Tools & Services)	3.0
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	3.0
Aalberts Industries NV (Netherlands, Machinery)	2.6
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.6
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.6
Lagercrantz Group AB (B Shares) (Sweden, Electronic Equipment & Components)	2.3
30.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	27.4
Information Technology	21.8
Health Care	16.8
Consumer Discretionary	8.0
Consumer Staples	5.6
Communication Services	4.2
Financials	3.4
Materials	2.5
Real Estate	1.9
Energy	0.5

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
Australia - 0.8%
Imdex Ltd.	2,641,452	$3,866,201
Kogan.Com Ltd.	1,108,809	9,464,215

TOTAL AUSTRALIA		13,330,416

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (a)	6,846,716	8,010,658
Belgium - 0.7%
KBC Ancora (b)	268,489	11,723,765
Canada - 2.1%
McCoy Global, Inc. (b)	630,715	333,535
New Look Vision Group, Inc. (b)	248,900	10,060,084
Richelieu Hardware Ltd.	451,100	15,759,048
Summit Industrial Income REIT (c)	700,000	8,889,883

TOTAL CANADA		35,042,550

China - 0.2%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,139,491	3,770,433
Denmark - 2.3%
Netcompany Group A/S (a)	158,226	16,461,091
SimCorp A/S	109,800	14,513,609
Spar Nord Bank A/S	640,287	7,090,836

TOTAL DENMARK		38,065,536

Finland - 1.3%
Admicom OYJ	51,100	6,389,237
Musti Group OYJ	136,302	5,142,212
Tikkurila Oyj	254,985	10,284,944

TOTAL FINLAND		21,816,393

France - 2.1%
Laurent-Perrier Group SA	62,312	6,292,827
Lectra	249,400	8,995,234
The Lisi Group	115,018	3,712,828
Vetoquinol SA	116,884	14,867,417

TOTAL FRANCE		33,868,306

Germany - 3.1%
CompuGroup Medical AG	85,597	7,831,374
CTS Eventim AG	328,993	22,735,170
Nexus AG	291,358	20,141,396

TOTAL GERMANY		50,707,940

India - 1.0%
Embassy Office Parks (REIT)	1,894,400	7,996,872
Indian Energy Exchange Ltd. (a)	1,657,436	8,288,859

TOTAL INDIA		16,285,731

Ireland - 0.2%
Cairn Homes PLC (b)	2,935,400	3,903,939
Israel - 2.2%
Ituran Location & Control Ltd. (c)	502,077	10,970,382
Maytronics Ltd.	366,015	7,481,766
Strauss Group Ltd.	411,484	12,032,837
Tel Aviv Stock Exchange Ltd.	707,643	4,642,318

TOTAL ISRAEL		35,127,303

Italy - 2.3%
Interpump Group SpA	716,943	38,184,151
Japan - 33.7%
Ai Holdings Corp.	225,800	4,305,675
Aoki Super Co. Ltd.	175,000	4,491,491
Artnature, Inc.	483,700	2,929,906
Aucnet, Inc.	253,600	3,009,600
Azbil Corp.	1,261,492	51,018,342
Broadleaf Co. Ltd.	2,509,998	12,585,588
Central Automotive Products Ltd.	130,900	3,479,408
Century21 Real Estate Japan Ltd.	46,500	454,831
Curves Holdings Co. Ltd.	1,664,826	12,536,845
Daiichikosho Co. Ltd.	382,500	14,244,441
Daikokutenbussan Co. Ltd.	98,800	7,376,777
Digital Hearts Holdings Co. Ltd.	220,200	3,004,101
Funai Soken Holdings, Inc.	409,750	7,265,948
Goldcrest Co. Ltd.	680,030	9,874,715
Iwatsuka Confectionary Co. Ltd.	18,900	748,806
JEOL Ltd.	82,200	4,625,583
Kobayashi Pharmaceutical Co. Ltd.	123,800	11,044,469
Koshidaka Holdings Co. Ltd.	1,546,400	7,810,530
Kusuri No Aoki Holdings Co. Ltd.	98,300	6,907,713
Lasertec Corp.	398,844	70,579,586
Medikit Co. Ltd.	224,400	6,632,007
Miroku Jyoho Service Co., Ltd.	349,800	5,850,804
Misumi Group, Inc.	519,650	14,644,725
Mitsuboshi Belting Ltd.	272,680	4,169,167
Nabtesco Corp.	460,600	20,714,146
Nagaileben Co. Ltd.	653,227	15,295,159
Nihon Parkerizing Co. Ltd.	1,745,600	16,866,626
NS Tool Co. Ltd.	570,200	7,961,618
OBIC Co. Ltd.	270,700	52,336,819
OSG Corp.	934,700	15,556,952
Paramount Bed Holdings Co. Ltd.	486,720	9,664,035
Poletowin Pitcrew Holdings, Inc.	333,500	3,448,211
ProNexus, Inc.	467,800	4,866,764
San-Ai Oil Co. Ltd.	794,700	8,893,019
SHO-BOND Holdings Co. Ltd.	635,600	26,519,682
Shoei Co. Ltd.	720,652	27,331,893
SK Kaken Co. Ltd.	30,900	11,450,727
Software Service, Inc.	88,600	8,309,543
Techno Medica Co. Ltd.	80,791	1,201,996
The Monogatari Corp.	106,600	7,208,107
TKC Corp.	112,000	3,520,176
Tocalo Co. Ltd.	643,336	8,741,458
USS Co. Ltd.	839,700	15,220,475
Welcia Holdings Co. Ltd.	219,400	6,845,585
Workman Co. Ltd. (c)	54,600	3,567,060
YAKUODO Holdings Co. Ltd.	155,900	3,366,493
Yamada Consulting Group Co. Ltd.	310,400	3,254,812

TOTAL JAPAN		551,732,414

Korea (South) - 0.9%
BGF Retail Co. Ltd.	53,526	7,323,280
Leeno Industrial, Inc.	45,528	6,636,141

TOTAL KOREA (SOUTH)		13,959,421

Luxembourg - 0.4%
Stabilus SA	72,000	5,626,530
Netherlands - 2.6%
Aalberts Industries NV	789,480	42,759,312
Norway - 2.0%
Kongsberg Gruppen ASA	471,559	11,896,611
Medistim ASA	170,842	5,582,535
PatientSky Group A/S	2,373,662	2,954,245
Sbanken ASA (a)	729,633	9,080,968
Volue A/S	529,723	3,054,626

TOTAL NORWAY		32,568,985

South Africa - 0.7%
Clicks Group Ltd. (c)	632,129	10,556,914
Spain - 1.2%
Fluidra SA	579,101	20,120,879
Sweden - 10.2%
Addlife AB	1,764,656	48,902,705
AddTech AB (B Shares)	3,090,840	54,035,983
BHG Group AB (b)	410,000	7,879,819
Hemnet Group AB (b)	16,100	304,292
INVISIO AB	326,300	7,350,427
John Mattson Fastighetsforetag (b)	333,652	5,462,630
Lagercrantz Group AB (B Shares)	3,702,531	38,203,789
Stillfront Group AB (b)	545,000	5,571,965

TOTAL SWEDEN		167,711,610

Switzerland - 1.7%
Tecan Group AG	57,120	27,820,395
Taiwan - 0.4%
Addcn Technology Co. Ltd.	691,435	5,975,364
United Kingdom - 15.3%
Alliance Pharma PLC	9,107,237	12,074,448
Avon Rubber PLC	715,000	32,763,616
Bodycote PLC	863,967	9,020,453
Clarkson PLC	305,549	12,807,046
Dechra Pharmaceuticals PLC	755,095	42,067,518
DP Poland PLC (b)	16,469,165	1,990,165
Helios Towers PLC (b)	1,730,733	4,092,072
Howden Joinery Group PLC	1,004,900	11,224,665
Meggitt PLC	1,042,089	6,706,565
Rightmove PLC	2,014,170	17,079,450
Spectris PLC	939,278	42,210,559
Spirax-Sarco Engineering PLC	297,391	48,525,604
Ultra Electronics Holdings PLC	343,258	9,585,422

TOTAL UNITED KINGDOM		250,147,583

United States of America - 2.5%
Autoliv, Inc.	52,300	5,264,518
Morningstar, Inc.	53,100	14,072,031
PriceSmart, Inc.	120,660	10,140,266
ResMed, Inc.	63,495	11,935,155

TOTAL UNITED STATES OF AMERICA		41,411,970

TOTAL COMMON STOCKS
(Cost $790,748,704)		1,480,228,498

Nonconvertible Preferred Stocks - 1.7%
Germany - 1.7%
Sartorius AG (non-vtg.)
(Cost $1,367,417)	49,680	28,024,274

Investment Companies - 4.8%
United States of America - 4.8%
iShares MSCI EAFE Small-Cap ETF
(Cost $60,572,489)	1,060,000	79,033,604

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.04% (d)	46,006,536	46,015,738
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	16,550,161	16,551,816
TOTAL MONEY MARKET FUNDS
(Cost $62,567,525)		62,567,554
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $915,256,135)		1,649,853,930
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,373,615)
NET ASSETS - 100%		$1,638,480,315

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,841,576 or 2.6% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,709
Fidelity Securities Lending Cash Central Fund	94,831
Total	$120,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$69,698,462	$69,698,462	$--	$--
Consumer Discretionary	131,350,636	131,350,636	--	--
Consumer Staples	90,057,364	90,057,364	--	--
Energy	9,226,554	9,226,554	--	--
Financials	54,898,777	54,898,777	--	--
Health Care	275,940,443	275,940,443	--	--
Industrials	447,544,845	447,544,845	--	--
Information Technology	354,083,970	354,083,970	--	--
Materials	42,468,498	42,468,498	--	--
Real Estate	32,983,223	32,983,223	--	--
Investment Companies	79,033,604	79,033,604	--	--
Money Market Funds	62,567,554	62,567,554	--	--
Total Investments in Securities:	$1,649,853,930	$1,649,853,930	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,402,103) — See accompanying schedule: Unaffiliated issuers (cost $852,688,610)	$1,587,286,376
Fidelity Central Funds (cost $62,567,525)	62,567,554
Total Investment in Securities (cost $915,256,135)		$1,649,853,930
Foreign currency held at value (cost $172,267)		171,650
Receivable for investments sold		7,664,261
Receivable for fund shares sold		488,260
Dividends receivable		4,511,428
Distributions receivable from Fidelity Central Funds		24,786
Prepaid expenses		580
Other receivables		30,010
Total assets		1,662,744,905
Liabilities
Payable for investments purchased	$4,209,363
Payable for fund shares redeemed	1,332,516
Accrued management fee	1,355,410
Distribution and service plan fees payable	21,981
Other affiliated payables	266,363
Other payables and accrued expenses	523,531
Collateral on securities loaned	16,555,426
Total liabilities		24,264,590
Net Assets		$1,638,480,315
Net Assets consist of:
Paid in capital		$889,173,548
Total accumulated earnings (loss)		749,306,767
Net Assets		$1,638,480,315
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,659,626 ÷ 1,747,176 shares)(a)		$25.56
Maximum offering price per share (100/94.25 of $25.56)		$27.12
Class M:
Net Asset Value and redemption price per share ($15,363,141 ÷ 607,329 shares)(a)		$25.30
Maximum offering price per share (100/96.50 of $25.30)		$26.22
Class C:
Net Asset Value and offering price per share ($7,450,130 ÷ 303,699 shares)(a)		$24.53
International Small Cap Opportunities:
Net Asset Value, offering price and redemption price per share ($1,375,104,911 ÷ 53,085,695 shares)		$25.90
Class I:
Net Asset Value, offering price and redemption price per share ($128,617,239 ÷ 4,969,180 shares)		$25.88
Class Z:
Net Asset Value, offering price and redemption price per share ($67,285,268 ÷ 2,602,275 shares)		$25.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$9,430,889
Income from Fidelity Central Funds (including $94,831 from security lending)		120,540
Income before foreign taxes withheld		9,551,429
Less foreign taxes withheld		(899,235)
Total income		8,652,194
Expenses
Management fee
Basic fee	$6,558,175
Performance adjustment	1,185,016
Transfer agent fees	1,232,661
Distribution and service plan fees	129,056
Accounting fees	354,826
Custodian fees and expenses	89,957
Independent trustees' fees and expenses	3,386
Registration fees	36,940
Audit	40,986
Legal	1,629
Miscellaneous	3,381
Total expenses before reductions	9,636,013
Expense reductions	(33,225)
Total expenses after reductions		9,602,788
Net investment income (loss)		(950,594)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,759,634
Fidelity Central Funds	2,105
Foreign currency transactions	37,076
Total net realized gain (loss)		60,798,815
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $285,974)	255,263,576
Assets and liabilities in foreign currencies	42,546
Total change in net unrealized appreciation (depreciation)		255,306,122
Net gain (loss)		316,104,937
Net increase (decrease) in net assets resulting from operations		$315,154,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(950,594)	$1,266,043
Net realized gain (loss)	60,798,815	(29,084,257)
Change in net unrealized appreciation (depreciation)	255,306,122	168,939,452
Net increase (decrease) in net assets resulting from operations	315,154,343	141,121,238
Distributions to shareholders	–	(15,254,562)
Share transactions - net increase (decrease)	(82,828,921)	(45,058,769)
Total increase (decrease) in net assets	232,325,422	80,807,907
Net Assets
Beginning of period	1,406,154,893	1,325,346,986
End of period	$1,638,480,315	$1,406,154,893

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Small Cap Opportunities Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.86	$19.02	$17.33	$18.47	$14.82	$14.75
Income from Investment Operations
Net investment income (loss)A	(.05)	(.04)	.11	.12	.10	.09
Net realized and unrealized gain (loss)	4.75	2.05	2.01	(.92)	3.71	.10
Total from investment operations	4.70	2.01	2.12	(.80)	3.81	.19
Distributions from net investment income	–	(.11)	(.11)	(.09)	(.12)	(.05)
Distributions from net realized gain	–	(.05)	(.31)	(.24)	(.04)	(.07)
Total distributions	–	(.17)B	(.43)B	(.34)B	(.16)	(.12)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$25.56	$20.86	$19.02	$17.33	$18.47	$14.82
Total ReturnD,E,F	22.53%	10.58%	12.61%	(4.48)%	26.00%	1.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.50%I	1.57%	1.49%	1.38%	1.43%	1.45%
Expenses net of fee waivers, if any	1.50%I	1.57%	1.49%	1.38%	1.43%	1.45%
Expenses net of all reductions	1.49%I	1.56%	1.48%	1.37%	1.43%	1.45%
Net investment income (loss)	(.40)%I	(.20)%	.64%	.65%	.61%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$44,660	$37,771	$41,679	$41,164	$41,324	$45,151
Portfolio turnover rateJ	13%I	20%	17%	19%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.67	$18.85	$17.17	$18.32	$14.68	$14.62
Income from Investment Operations
Net investment income (loss)A	(.08)	(.09)	.06	.07	.05	.04
Net realized and unrealized gain (loss)	4.71	2.03	1.99	(.92)	3.69	.10
Total from investment operations	4.63	1.94	2.05	(.85)	3.74	.14
Distributions from net investment income	–	(.06)	(.06)	(.06)	(.06)	(.01)
Distributions from net realized gain	–	(.05)	(.31)	(.24)	(.04)	(.07)
Total distributions	–	(.12)B	(.37)	(.30)	(.10)	(.08)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$25.30	$20.67	$18.85	$17.17	$18.32	$14.68
Total ReturnD,E,F	22.40%	10.29%	12.29%	(4.74)%	25.63%	.95%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.76%I	1.84%	1.77%	1.67%	1.73%	1.77%
Expenses net of fee waivers, if any	1.76%I	1.84%	1.77%	1.67%	1.73%	1.77%
Expenses net of all reductions	1.75%I	1.83%	1.77%	1.66%	1.73%	1.77%
Net investment income (loss)	(.66)%I	(.47)%	.36%	.36%	.31%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$15,363	$13,141	$13,875	$13,245	$14,422	$12,308
Portfolio turnover rateJ	13%I	20%	17%	19%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.09	$18.31	$16.69	$17.84	$14.27	$14.26
Income from Investment Operations
Net investment income (loss)A	(.14)	(.18)	(.02)	(.02)	(.03)	(.03)
Net realized and unrealized gain (loss)	4.58	1.96	1.93	(.89)	3.60	.09
Total from investment operations	4.44	1.78	1.91	(.91)	3.57	.06
Distributions from net investment income	–	–	–	–	–	–
Distributions from net realized gain	–	–	(.29)	(.24)	–	(.05)
Total distributions	–	–	(.29)	(.24)	–	(.05)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$24.53	$20.09	$18.31	$16.69	$17.84	$14.27
Total ReturnC,D,E	22.10%	9.72%	11.74%	(5.19)%	25.02%	.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.27%H	2.33%	2.27%	2.15%	2.22%	2.26%
Expenses net of fee waivers, if any	2.27%H	2.33%	2.26%	2.15%	2.22%	2.26%
Expenses net of all reductions	2.26%H	2.33%	2.26%	2.14%	2.21%	2.25%
Net investment income (loss)	(1.17)%H	(.96)%	(.13)%	(.12)%	(.17)%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,450	$7,253	$9,424	$14,461	$14,547	$12,625
Portfolio turnover rateI	13%H	20%	17%	19%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.10	$19.24	$17.53	$18.69	$15.00	$14.91
Income from Investment Operations
Net investment income (loss)A	(.01)	.02	.17	.18	.15	.13
Net realized and unrealized gain (loss)	4.81	2.07	2.02	(.95)	3.75	.11
Total from investment operations	4.80	2.09	2.19	(.77)	3.90	.24
Distributions from net investment income	–	(.17)	(.17)	(.15)	(.17)	(.08)
Distributions from net realized gain	–	(.05)	(.31)	(.24)	(.04)	(.07)
Total distributions	–	(.23)B	(.48)	(.39)	(.21)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$25.90	$21.10	$19.24	$17.53	$18.69	$15.00
Total ReturnD,E	22.75%	10.90%	12.97%	(4.25)%	26.39%	1.58%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.20%H	1.26%	1.19%	1.10%	1.13%	1.17%
Expenses net of fee waivers, if any	1.20%H	1.26%	1.19%	1.10%	1.13%	1.17%
Expenses net of all reductions	1.20%H	1.25%	1.19%	1.09%	1.13%	1.16%
Net investment income (loss)	(.11)%H	.11%	.94%	.93%	.91%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$1,375,105	$1,152,472	$1,040,989	$965,482	$916,882	$809,952
Portfolio turnover rateI	13%H	20%	17%	19%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.09	$19.22	$17.51	$18.66	$14.99	$14.91
Income from Investment Operations
Net investment income (loss)A	(.01)	.02	.17	.18	.15	.13
Net realized and unrealized gain (loss)	4.80	2.07	2.02	(.94)	3.74	.10
Total from investment operations	4.79	2.09	2.19	(.76)	3.89	.23
Distributions from net investment income	–	(.16)	(.16)	(.15)	(.18)	(.08)
Distributions from net realized gain	–	(.05)	(.31)	(.24)	(.04)	(.07)
Total distributions	–	(.22)B	(.48)B	(.39)	(.22)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$25.88	$21.09	$19.22	$17.51	$18.66	$14.99
Total ReturnD,E	22.71%	10.90%	12.93%	(4.21)%	26.34%	1.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.28%	1.20%	1.12%	1.14%	1.16%
Expenses net of fee waivers, if any	1.22%H	1.27%	1.19%	1.12%	1.14%	1.16%
Expenses net of all reductions	1.21%H	1.27%	1.19%	1.11%	1.14%	1.16%
Net investment income (loss)	(.12)%H	.09%	.93%	.91%	.90%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$128,617	$113,041	$142,854	$159,968	$164,878	$155,551
Portfolio turnover rateI	13%H	20%	17%	19%	11%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Small Cap Opportunities Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$21.05	$19.20	$17.51	$19.11
Income from Investment Operations
Net investment income (loss)B	–C	.05	.19	–C
Net realized and unrealized gain (loss)	4.81	2.05	2.02	(1.60)
Total from investment operations	4.81	2.10	2.21	(1.60)
Distributions from net investment income	–	(.20)	(.20)	–
Distributions from net realized gain	–	(.05)	(.31)	–
Total distributions	–	(.25)	(.52)D	–
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$25.86	$21.05	$19.20	$17.51
Total ReturnE,F	22.85%	11.03%	13.10%	(8.37)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.14%	1.05%	1.03%I
Expenses net of fee waivers, if any	1.09%I	1.13%	1.05%	1.03%I
Expenses net of all reductions	1.08%I	1.13%	1.05%	1.02%I
Net investment income (loss)	.01%I	.23%	1.08%	.16%I
Supplemental Data
Net assets, end of period (000 omitted)	$67,285	$82,476	$76,527	$4,617
Portfolio turnover rateJ	13%I	20%	17%	19%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Small Cap Opportunities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on May 31, 2019, the Fund was closed to new accounts with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$763,462,834
Gross unrealized depreciation	(33,750,328)
Net unrealized appreciation (depreciation)	$729,712,506
Tax cost	$920,141,424

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,871,542)
Long-term	(20,156,651)
Total capital loss carryforward	$(34,028,193)

The Fund elected to defer to its next fiscal year approximately $3,592,305 of ordinary losses recognized during the period January 1, 2020 to October 31, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	95,782,533	150,791,265

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Small Cap Opportunities as compared to its benchmark index, the MSCI EAFE Small Cap Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .98% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$53,584	$526
Class M	.25%	.25%	37,056	591
Class C	.75%	.25%	38,416	1,229
			$129,056	$2,346

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,320
Class M	237
Class C(a)	123
$1,680

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$43,992.21
Class M	15,794.21
Class C	8,587.22
International Small Cap Opportunities	1,037,892.16
Class I	109,082.17
Class Z	17,314.04
	$1,232,661

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Small Cap Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Small Cap Opportunities Fund	$125

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Small Cap Opportunities Fund	3,392,523	1,988,360

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Small Cap Opportunities Fund	$1,551

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Small Cap Opportunities Fund	$3,008	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $30,848 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $5.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $2,372.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Small Cap Opportunities Fund
Distributions to shareholders
Class A	$–	$359,710
Class M	–	83,402
International Small Cap Opportunities	–	12,239,552
Class I	–	1,565,823
Class Z	–	1,006,075
Total	$–	$15,254,562

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Small Cap Opportunities Fund
Class A
Shares sold	94,082	115,472	$2,260,310	$2,239,031
Reinvestment of distributions	–	17,715	–	352,696
Shares redeemed	(157,949)	(513,295)	(3,811,809)	(9,586,714)
Net increase (decrease)	(63,867)	(380,108)	$(1,551,499)	$(6,994,987)
Class M
Shares sold	5,363	28,870	$127,940	$539,626
Reinvestment of distributions	–	4,174	–	82,571
Shares redeemed	(33,906)	(133,118)	(808,530)	(2,431,470)
Net increase (decrease)	(28,543)	(100,074)	$(680,590)	$(1,809,273)
Class C
Shares sold	4,305	10,065	$98,051	$184,762
Shares redeemed	(61,559)	(163,713)	(1,435,717)	(2,889,355)
Net increase (decrease)	(57,254)	(153,648)	$(1,337,666)	$(2,704,593)
International Small Cap Opportunities
Shares sold	1,420,445	11,210,670	$34,561,939	$208,124,787
Reinvestment of distributions	–	478,896	–	9,619,511
Shares redeemed	(2,943,278)	(11,175,902)	(71,886,644)	(207,443,272)
Net increase (decrease)	(1,522,833)	513,664	$(37,324,705)	$10,301,026
Class I
Shares sold	268,696	664,029	$6,560,227	$12,154,759
Reinvestment of distributions	–	63,166	–	1,268,187
Shares redeemed	(659,680)	(2,798,174)	(16,057,469)	(52,655,386)
Net increase (decrease)	(390,984)	(2,070,979)	$(9,497,242)	$(39,232,440)
Class Z
Shares sold	280,934	2,354,520	$6,834,466	$45,294,900
Reinvestment of distributions	–	33,724	–	675,012
Shares redeemed	(1,596,096)	(2,456,243)	(39,271,685)	(50,588,414)
Net increase (decrease)	(1,315,162)	(67,999)	$(32,437,219)	$(4,618,502)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Small Cap Opportunities Fund
Class A	1.50%
Actual		$1,000.00	$1,225.30	$8.28
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Class M	1.76%
Actual		$1,000.00	$1,224.00	$9.71
Hypothetical-C		$1,000.00	$1,016.07	$8.80
Class C	2.27%
Actual		$1,000.00	$1,221.00	$12.50
Hypothetical-C		$1,000.00	$1,013.54	$11.33
International Small Cap Opportunities	1.20%
Actual		$1,000.00	$1,227.50	$6.63
Hypothetical-C		$1,000.00	$1,018.84	$6.01
Class I	1.22%
Actual		$1,000.00	$1,227.10	$6.74
Hypothetical-C		$1,000.00	$1,018.74	$6.11
Class Z	1.09%
Actual		$1,000.00	$1,228.50	$6.02
Hypothetical-C		$1,000.00	$1,019.39	$5.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Small Cap Opportunities Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ILS-SANN-0621
1.815078.115

Fidelity® International Value Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	22.8%
Germany	14.9%
France	13.1%
United Kingdom	12.5%
Switzerland	6.1%
Italy	3.6%
Netherlands	3.1%
Sweden	3.0%
Belgium	2.7%
Other*	18.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.7
Short-Term Investments and Net Other Assets (Liabilities)	1.3

Top Ten Stocks as of April 30, 2021

% of fund's net assets
BHP Group PLC (United Kingdom, Metals & Mining)	3.8
Siemens AG (Germany, Industrial Conglomerates)	2.8
Toyota Motor Corp. (Japan, Automobiles)	2.5
Total SA (France, Oil, Gas & Consumable Fuels)	2.4
BNP Paribas SA (France, Banks)	2.3
Porsche Automobil Holding SE (Germany) (Germany, Automobiles)	2.2
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	2.0
Enel Societa Per Azioni (Italy, Electric Utilities)	2.0
AXA SA (France, Insurance)	1.8
Sanofi SA (France, Pharmaceuticals)	1.8
23.6

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	30.7
Industrials	15.3
Materials	13.8
Consumer Discretionary	8.0
Information Technology	7.7
Health Care	6.7
Energy	6.2
Utilities	3.3
Communication Services	2.8
Consumer Staples	2.1

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	83,267	$5,711,447
Evolution Mining Ltd.	409,803	1,461,653
Macquarie Group Ltd.	49,230	6,086,476

TOTAL AUSTRALIA		13,259,576

Austria - 0.8%
Erste Group Bank AG	143,407	5,103,368
Bailiwick of Jersey - 1.9%
Ferguson PLC	40,216	5,071,941
Glencore Xstrata PLC	1,588,100	6,469,004

TOTAL BAILIWICK OF JERSEY		11,540,945

Belgium - 2.7%
Anheuser-Busch InBev SA NV	96,500	6,835,338
KBC Groep NV	117,216	9,106,440

TOTAL BELGIUM		15,941,778

Brazil - 0.1%
Vale SA sponsored ADR	28,800	579,456
Denmark - 1.4%
A.P. Moller - Maersk A/S Series B	2,076	5,164,316
ORSTED A/S (a)	21,600	3,150,567

TOTAL DENMARK		8,314,883

Finland - 1.2%
Sampo Oyj (A Shares)	94,134	4,471,449
Stora Enso Corp. (R Shares)	154,800	2,964,705

TOTAL FINLAND		7,436,154

France - 13.1%
ALTEN	8,300	1,038,780
Atos Origin SA	24,382	1,659,717
AXA SA (b)	391,705	11,063,728
BNP Paribas SA	220,200	14,118,727
Capgemini SA	24,893	4,560,968
Sanofi SA	103,579	10,859,469
SR Teleperformance SA	15,300	5,906,450
Total SA	322,705	14,262,854
VINCI SA	59,000	6,474,057
Vivendi SA	177,192	6,177,843
Worldline SA/France (a)(c)	26,288	2,579,896

TOTAL FRANCE		78,702,489

Germany - 12.7%
Bayer AG	93,800	6,069,338
Deutsche Post AG	152,100	8,958,262
Hannover Reuck SE	32,800	6,064,918
HeidelbergCement AG	71,500	6,551,938
Infineon Technologies AG	64,000	2,566,436
Linde PLC	24,314	6,948,329
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	19,700	5,699,633
Rheinmetall AG	36,250	3,778,521
RWE AG	129,500	4,910,506
Siemens AG	99,539	16,606,582
Vonovia SE	115,080	7,559,713
Vonovia SE rights 5/20/21 (b)(c)(d)	115,080	233,820

TOTAL GERMANY		75,947,996

Hong Kong - 0.9%
AIA Group Ltd.	406,600	5,160,801
India - 0.5%
Reliance Industries Ltd. sponsored GDR (a)	51,300	2,775,330
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	6,874,400	1,927,402
Ireland - 2.1%
CRH PLC	184,502	8,705,588
Ryanair Holdings PLC sponsored ADR (c)	32,900	3,844,365

TOTAL IRELAND		12,549,953

Italy - 3.6%
Assicurazioni Generali SpA	213,600	4,284,718
Enel Societa Per Azioni	1,193,200	11,847,678
Mediobanca SpA (c)	487,325	5,508,505

TOTAL ITALY		21,640,901

Japan - 22.8%
DENSO Corp.	93,400	6,032,671
FANUC Corp.	18,600	4,283,262
Fujitsu Ltd.	28,900	4,602,475
Hitachi Ltd.	121,400	5,977,248
Hoya Corp.	54,100	6,155,490
Ibiden Co. Ltd.	51,200	2,426,718
Idemitsu Kosan Co. Ltd.	106,000	2,538,219
Itochu Corp.	244,900	7,636,739
Kao Corp.	41,100	2,635,078
Minebea Mitsumi, Inc.	244,870	6,141,355
Mitsubishi Estate Co. Ltd.	138,100	2,268,813
Mitsubishi UFJ Financial Group, Inc.	1,398,961	7,442,609
Mitsui Fudosan Co. Ltd.	101,100	2,192,396
OBIC Co. Ltd.	12,793	2,473,384
Oracle Corp. Japan	22,200	2,082,075
ORIX Corp.	318,200	5,116,996
Recruit Holdings Co. Ltd.	68,400	3,083,985
Shin-Etsu Chemical Co. Ltd.	50,100	8,457,727
Shinsei Bank Ltd.	229,000	3,333,690
SoftBank Group Corp.	94,600	8,524,467
Sony Group Corp.	65,900	6,588,612
Sumitomo Mitsui Financial Group, Inc.	209,400	7,355,954
Suzuki Motor Corp.	99,330	3,769,069
Tokio Marine Holdings, Inc.	128,748	6,161,150
Tokyo Electron Ltd.	9,700	4,288,627
Toyota Motor Corp.	200,025	14,966,706

TOTAL JAPAN		136,535,515

Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	70,750	5,156,244
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	183,400	5,346,947
Netherlands - 3.1%
AerCap Holdings NV (c)	44,700	2,603,775
Airbus Group NV	49,600	5,964,881
Koninklijke Philips Electronics NV	66,335	3,750,790
NN Group NV	122,093	6,101,907

TOTAL NETHERLANDS		18,421,353

Portugal - 0.3%
Galp Energia SGPS SA Class B	170,785	1,966,556
Singapore - 1.0%
United Overseas Bank Ltd.	296,805	5,930,524
Spain - 2.4%
Banco Santander SA (Spain)	2,772,482	10,716,291
Cellnex Telecom SA (a)	49,800	2,816,381
Unicaja Banco SA (a)	1,207,700	1,191,331

TOTAL SPAIN		14,724,003

Sweden - 3.0%
Ericsson (B Shares)	458,200	6,292,982
Investor AB (B Shares)	104,760	8,896,287
Volvo AB (B Shares)	115,500	2,822,165

TOTAL SWEDEN		18,011,434

Switzerland - 6.1%
Novartis AG	91,550	7,812,547
Roche Holding AG (participation certificate)	7,890	2,573,370
Siemens Energy AG (c)	92,857	3,103,518
Swiss Life Holding AG	6,203	3,021,861
UBS Group AG	603,058	9,220,757
Zurich Insurance Group Ltd.	26,341	10,806,621

TOTAL SWITZERLAND		36,538,674

United Kingdom - 12.5%
Anglo American PLC (United Kingdom)	280,576	11,895,927
AstraZeneca PLC (United Kingdom)	35,812	3,811,971
Barratt Developments PLC	321,400	3,426,672
Beazley PLC	289,700	1,355,506
BHP Group PLC	767,197	23,103,995
BP PLC	2,517,960	10,541,065
Imperial Brands PLC	140,485	2,924,803
Lloyds Banking Group PLC	11,997,156	7,523,176
Royal Dutch Shell PLC Class B sponsored ADR	127,900	4,580,099
Standard Chartered PLC (United Kingdom)	775,898	5,567,794

TOTAL UNITED KINGDOM		74,731,008

TOTAL COMMON STOCKS
(Cost $487,163,103)		578,243,290

Nonconvertible Preferred Stocks - 2.2%
Germany - 2.2%
Porsche Automobil Holding SE (Germany)
(Cost $9,266,156)	128,500	13,546,026

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.04% (e)	4,989,406	4,990,404
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	11,561,844	11,563,000
TOTAL MONEY MARKET FUNDS
(Cost $16,553,404)		16,553,404
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $512,982,663)		608,342,720
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(8,901,204)
NET ASSETS - 100%		$599,441,516

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,513,505 or 2.1% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,966
Fidelity Securities Lending Cash Central Fund	62
Total	$2,028

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$17,518,691	$8,994,224	$8,524,467	$--
Consumer Discretionary	48,329,756	13,228,412	35,101,344	--
Consumer Staples	12,395,219	5,559,881	6,835,338	--
Energy	36,664,123	9,893,648	26,770,475	--
Financials	184,050,066	120,578,450	63,471,616	--
Health Care	41,032,975	12,224,828	28,808,147	--
Industrials	91,444,174	40,908,829	50,535,345	--
Information Technology	45,705,550	36,846,132	8,859,418	--
Materials	82,485,269	44,206,682	38,278,587	--
Real Estate	12,254,742	12,020,922	233,820	--
Utilities	19,908,751	8,061,073	11,847,678	--
Money Market Funds	16,553,404	16,553,404	--	--
Total Investments in Securities:	$608,342,720	$329,076,485	$279,266,235	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,820,838) — See accompanying schedule: Unaffiliated issuers (cost $496,429,259)	$591,789,316
Fidelity Central Funds (cost $16,553,404)	16,553,404
Total Investment in Securities (cost $512,982,663)		$608,342,720
Foreign currency held at value (cost $166,055)		166,055
Receivable for fund shares sold		650,250
Dividends receivable		3,815,717
Distributions receivable from Fidelity Central Funds		343
Prepaid expenses		187
Receivable from investment adviser for expense reductions		1,589
Other receivables		18,536
Total assets		612,995,397
Liabilities
Payable for investments purchased
Regular delivery	$1,084,420
Delayed delivery	233,820
Payable for fund shares redeemed	124,231
Accrued management fee	386,974
Distribution and service plan fees payable	6,802
Other affiliated payables	100,283
Other payables and accrued expenses	54,351
Collateral on securities loaned	11,563,000
Total liabilities		13,553,881
Net Assets		$599,441,516
Net Assets consist of:
Paid in capital		$554,770,250
Total accumulated earnings (loss)		44,671,266
Net Assets		$599,441,516
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,013,106 ÷ 974,603 shares)(a)		$9.25
Maximum offering price per share (100/94.25 of $9.25)		$9.81
Class M:
Net Asset Value and redemption price per share ($4,049,900 ÷ 438,174 shares)(a)		$9.24
Maximum offering price per share (100/96.50 of $9.24)		$9.58
Class C:
Net Asset Value and offering price per share ($4,026,599 ÷ 435,772 shares)(a)		$9.24
International Value:
Net Asset Value, offering price and redemption price per share ($566,655,149 ÷ 61,307,848 shares)		$9.24
Class I:
Net Asset Value, offering price and redemption price per share ($9,137,931 ÷ 987,486 shares)		$9.25
Class Z:
Net Asset Value, offering price and redemption price per share ($6,558,831 ÷ 709,670 shares)		$9.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$8,707,141
Income from Fidelity Central Funds (including $62 from security lending)		2,028
Income before foreign taxes withheld		8,709,169
Less foreign taxes withheld		(839,411)
Total income		7,869,758
Expenses
Management fee
Basic fee	$1,855,298
Performance adjustment	207,586
Transfer agent fees	430,614
Distribution and service plan fees	37,306
Accounting fees	139,404
Custodian fees and expenses	34,882
Independent trustees' fees and expenses	1,126
Registration fees	75,784
Audit	34,969
Legal	1,179
Miscellaneous	1,168
Total expenses before reductions	2,819,316
Expense reductions	(22,100)
Total expenses after reductions		2,797,216
Net investment income (loss)		5,072,542
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,175,719
Fidelity Central Funds	177
Foreign currency transactions	55,369
Total net realized gain (loss)		4,231,265
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	148,823,325
Assets and liabilities in foreign currencies	(3,181)
Total change in net unrealized appreciation (depreciation)		148,820,144
Net gain (loss)		153,051,409
Net increase (decrease) in net assets resulting from operations		$158,123,951

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,072,542	$9,009,090
Net realized gain (loss)	4,231,265	(36,248,719)
Change in net unrealized appreciation (depreciation)	148,820,144	(37,319,182)
Net increase (decrease) in net assets resulting from operations	158,123,951	(64,558,811)
Distributions to shareholders	(9,153,610)	(17,025,846)
Share transactions - net increase (decrease)	19,077,174	44,017,671
Total increase (decrease) in net assets	168,047,515	(37,566,986)
Net Assets
Beginning of period	431,394,001	468,960,987
End of period	$599,441,516	$431,394,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Value Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$6.87	$8.25	$8.13	$9.08	$7.78	$8.27
Income from Investment Operations
Net investment income (loss)A	.07	.13	.25	.21	.17	.17
Net realized and unrealized gain (loss)	2.44	(1.24)	.08	(1.04)	1.31	(.57)
Total from investment operations	2.51	(1.11)	.33	(.83)	1.48	(.40)
Distributions from net investment income	(.13)	(.24)	(.21)	(.10)	(.17)	(.09)
Distributions from net realized gain	–	(.03)	–	(.01)	(.01)	–
Total distributions	(.13)	(.27)	(.21)	(.12)B	(.18)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$9.25	$6.87	$8.25	$8.13	$9.08	$7.78
Total ReturnD,E,F	36.65%	(14.01)%	4.38%	(9.30)%	19.36%	(4.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.37%I	1.30%	1.14%	1.23%	1.33%	1.40%
Expenses net of fee waivers, if any	1.35%I	1.30%	1.13%	1.23%	1.33%	1.40%
Expenses net of all reductions	1.34%I	1.28%	1.12%	1.21%	1.32%	1.39%
Net investment income (loss)	1.53%I	1.71%	3.19%	2.36%	2.01%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$9,013	$5,947	$7,806	$7,887	$8,151	$7,717
Portfolio turnover rateJ	21%I	36%	47%	55%	50%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$6.86	$8.24	$8.11	$9.06	$7.76	$8.25
Income from Investment Operations
Net investment income (loss)A	.06	.11	.23	.18	.14	.15
Net realized and unrealized gain (loss)	2.43	(1.25)	.08	(1.04)	1.31	(.58)
Total from investment operations	2.49	(1.14)	.31	(.86)	1.45	(.43)
Distributions from net investment income	(.11)	(.21)	(.18)	(.08)	(.14)	(.06)
Distributions from net realized gain	–	(.03)	–	(.01)	(.01)	–
Total distributions	(.11)	(.24)	(.18)	(.09)	(.15)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.24	$6.86	$8.24	$8.11	$9.06	$7.76
Total ReturnC,D,E	36.44%	(14.29)%	4.11%	(9.59)%	19.04%	(5.24)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.63%H	1.57%	1.44%	1.56%	1.64%	1.70%
Expenses net of fee waivers, if any	1.60%H	1.57%	1.43%	1.55%	1.64%	1.70%
Expenses net of all reductions	1.59%H	1.55%	1.42%	1.54%	1.63%	1.69%
Net investment income (loss)	1.28%H	1.44%	2.89%	2.04%	1.70%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$4,050	$2,884	$3,756	$3,920	$4,181	$3,703
Portfolio turnover rateI	21%H	36%	47%	55%	50%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$6.85	$8.22	$8.08	$9.04	$7.75	$8.23
Income from Investment Operations
Net investment income (loss)A	.03	.07	.19	.14	.10	.11
Net realized and unrealized gain (loss)	2.44	(1.24)	.08	(1.04)	1.31	(.57)
Total from investment operations	2.47	(1.17)	.27	(.90)	1.41	(.46)
Distributions from net investment income	(.08)	(.17)	(.13)	(.04)	(.11)	(.02)
Distributions from net realized gain	–	(.03)	–	(.01)	(.01)	–
Total distributions	(.08)	(.20)	(.13)	(.06)B	(.12)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$9.24	$6.85	$8.22	$8.08	$9.04	$7.75
Total ReturnD,E,F	36.14%	(14.67)%	3.53%	(10.06)%	18.41%	(5.61)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.13%I	2.07%	1.93%	2.04%	2.12%	2.17%
Expenses net of fee waivers, if any	2.10%I	2.07%	1.92%	2.04%	2.12%	2.17%
Expenses net of all reductions	2.09%I	2.05%	1.91%	2.02%	2.11%	2.17%
Net investment income (loss)	.78%I	.94%	2.40%	1.55%	1.22%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$4,027	$2,947	$3,839	$5,339	$5,171	$4,168
Portfolio turnover rateJ	21%I	36%	47%	55%	50%	47%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$6.87	$8.25	$8.14	$9.09	$7.79	$8.29
Income from Investment Operations
Net investment income (loss)A	.08	.15	.28	.24	.20	.20
Net realized and unrealized gain (loss)	2.44	(1.23)	.07	(1.04)	1.31	(.58)
Total from investment operations	2.52	(1.08)	.35	(.80)	1.51	(.38)
Distributions from net investment income	(.15)	(.27)	(.24)	(.14)	(.20)	(.12)
Distributions from net realized gain	–	(.03)	–	(.01)	(.01)	–
Total distributions	(.15)	(.30)	(.24)	(.15)	(.21)	(.12)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.24	$6.87	$8.25	$8.14	$9.09	$7.79
Total ReturnC,D	36.86%	(13.70)%	4.65%	(8.95)%	19.83%	(4.69)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	.94%	.79%	.89%	.97%	1.03%
Expenses net of fee waivers, if any	1.01%G	.94%	.78%	.89%	.97%	1.03%
Expenses net of all reductions	1.00%G	.92%	.78%	.87%	.96%	1.03%
Net investment income (loss)	1.86%G	2.07%	3.54%	2.70%	2.36%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$566,655	$406,661	$442,816	$433,015	$359,770	$309,199
Portfolio turnover rateH	21%G	36%	47%	55%	50%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$6.88	$8.26	$8.15	$9.10	$7.80	$8.29
Income from Investment Operations
Net investment income (loss)A	.08	.15	.27	.23	.19	.19
Net realized and unrealized gain (loss)	2.44	(1.24)	.08	(1.04)	1.31	(.58)
Total from investment operations	2.52	(1.09)	.35	(.81)	1.50	(.39)
Distributions from net investment income	(.15)	(.26)	(.24)	(.13)	(.19)	(.10)
Distributions from net realized gain	–	(.03)	–	(.01)	(.01)	–
Total distributions	(.15)	(.29)	(.24)	(.14)	(.20)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$9.25	$6.88	$8.26	$8.15	$9.10	$7.80
Total ReturnC,D	36.84%	(13.75)%	4.57%	(9.04)%	19.68%	(4.81)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	.98%	.86%	.97%	1.10%	1.17%
Expenses net of fee waivers, if any	1.01%G	.98%	.85%	.97%	1.10%	1.17%
Expenses net of all reductions	1.00%G	.97%	.85%	.95%	1.09%	1.16%
Net investment income (loss)	1.87%G	2.03%	3.47%	2.62%	2.23%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$9,138	$10,406	$8,495	$6,779	$5,523	$1,955
Portfolio turnover rateH	21%G	36%	47%	55%	50%	47%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Value Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$6.87	$8.25	$8.14	$8.81
Income from Investment Operations
Net investment income (loss)B	.09	.16	.29	.01
Net realized and unrealized gain (loss)	2.43	(1.23)	.08	(.68)
Total from investment operations	2.52	(1.07)	.37	(.67)
Distributions from net investment income	(.15)	(.28)	(.26)	–
Distributions from net realized gain	–	(.03)	–	–
Total distributions	(.15)	(.31)	(.26)	–
Redemption fees added to paid in capitalB	–	–	–	–C
Net asset value, end of period	$9.24	$6.87	$8.25	$8.14
Total ReturnD,E	36.97%	(13.58)%	4.84%	(7.60)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.90%H	.82%	.67%	.84%H
Expenses net of fee waivers, if any	.90%H	.82%	.67%	.84%H
Expenses net of all reductions	.89%H	.81%	.66%	.82%H
Net investment income (loss)	1.98%H	2.19%	3.66%	1.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,559	$2,549	$2,249	$92
Portfolio turnover rateI	21%H	36%	47%	55%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$130,341,973
Gross unrealized depreciation	(40,195,840)
Net unrealized appreciation (depreciation)	$90,146,133
Tax cost	$518,196,587

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,358,997)
Long-term	(39,584,822)
Total capital loss carryforward	$(52,943,819)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	70,230,936	54,858,321

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Value as compared to its benchmark index, the MSCI EAFE Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .75% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,608	$779
Class M	.25%	.25%	9,418	211
Class C	.75%	.25%	18,280	2,767
			$37,306	$3,757

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$3,424
Class M	711
Class C(a)	126
$4,261

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$10,276.27
Class M	5,217.28
Class C	5,003.27
International Value	401,460.15
Class I	7,676.15
Class Z	982.04
	$430,614

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Value Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Value Fund	$74

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Value Fund	–	817,607

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Value Fund	$521

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Value Fund	$260	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.35%	$944
Class M	1.60%	626
Class C	2.10%	544
International Value	1.10%	–
Class I	1.10%	–
Class Z	.95%	–
		$2,114

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $19,192 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived portion of fund-level operating expenses in the amount of $794.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.30%
Class M	1.55%
Class C	2.05%
International Value	1.05%
Class I	1.05%
Class Z	.90%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Value Fund
Distributions to shareholders
Class A	$106,686	$250,358
Class M	46,945	108,862
Class C	32,999	90,015
International Value	8,705,034	16,196,338
Class I	210,394	295,710
Class Z	51,552	84,563
Total	$9,153,610	$17,025,846

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Value Fund
Class A
Shares sold	189,518	149,593	$1,706,411	$1,096,696
Reinvestment of distributions	12,439	30,176	104,422	245,629
Shares redeemed	(93,542)	(259,934)	(808,871)	(1,928,162)
Net increase (decrease)	108,415	(80,165)	$1,001,962	$(585,837)
Class M
Shares sold	39,452	43,159	$336,226	$312,065
Reinvestment of distributions	5,424	12,987	45,591	105,846
Shares redeemed	(27,219)	(91,699)	(235,896)	(664,466)
Net increase (decrease)	17,657	(35,553)	$145,921	$(246,555)
Class C
Shares sold	67,313	68,089	$605,435	$493,863
Reinvestment of distributions	3,921	11,018	32,999	90,015
Shares redeemed	(65,853)	(115,728)	(576,997)	(851,545)
Net increase (decrease)	5,381	(36,621)	$61,437	$(267,667)
International Value
Shares sold	5,133,621	13,140,575	$45,659,507	$91,311,864
Reinvestment of distributions	534,908	1,031,528	4,484,422	8,365,693
Shares redeemed	(3,567,465)	(8,634,726)	(30,863,330)	(58,976,320)
Net increase (decrease)	2,101,064	5,537,377	$19,280,599	$40,701,237
Class I
Shares sold	65,036	1,243,265	$560,904	$9,161,904
Reinvestment of distributions	24,378	34,548	204,597	280,876
Shares redeemed	(614,862)	(793,273)	(5,233,382)	(5,758,278)
Net increase (decrease)	(525,448)	484,540	$(4,467,881)	$3,684,502
Class Z
Shares sold	651,892	223,353	$5,690,790	$1,616,204
Reinvestment of distributions	5,969	10,427	50,000	84,563
Shares redeemed	(319,170)	(135,243)	(2,685,654)	(968,776)
Net increase (decrease)	338,691	98,537	$3,055,136	$731,991

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	VIP FundsManager 60% Portfolio
Fidelity International Value Fund	39%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Value Fund	67%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Value Fund
Class A	1.35%
Actual		$1,000.00	$1,366.50	$7.92
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.60%
Actual		$1,000.00	$1,364.40	$9.38
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.10%
Actual		$1,000.00	$1,361.40	$12.30
Hypothetical-C		$1,000.00	$1,014.38	$10.49
International Value	1.01%
Actual		$1,000.00	$1,368.60	$5.93
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class I	1.01%
Actual		$1,000.00	$1,368.40	$5.93
Hypothetical-C		$1,000.00	$1,019.79	$5.06
Class Z	.90%
Actual		$1,000.00	$1,369.70	$5.29
Hypothetical-C		$1,000.00	$1,020.33	$4.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Value Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FIV-SANN-0621
1.827485.114

Fidelity® International Discovery Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	13.9%
United Kingdom	11.7%
Germany	10.3%
Switzerland	8.5%
France	8.0%
Netherlands	5.7%
Sweden	4.9%
India	4.4%
United States of America*	3.4%
Other	29.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.9
AIA Group Ltd. (Hong Kong, Insurance)	1.6
Siemens AG (Germany, Industrial Conglomerates)	1.5
Allianz SE (Germany, Insurance)	1.4
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.4
Deutsche Post AG (Germany, Air Freight & Logistics)	1.3
Volkswagen AG (Germany, Automobiles)	1.3
17.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	22.0
Industrials	18.0
Consumer Discretionary	16.8
Information Technology	14.5
Health Care	9.6
Materials	5.4
Consumer Staples	4.2
Communication Services	3.9
Energy	2.5
Real Estate	1.2

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (000s)
Australia - 1.3%
Bapcor Ltd.	5,949,287	$35,381
Lynas Rare Earths Ltd. (a)	6,895,205	29,214
National Storage (REIT) unit	34,844,249	53,953
Rio Tinto Ltd.	4,491	419
Technology One Ltd.	2,650,210	19,354

TOTAL AUSTRALIA		138,321

Austria - 1.1%
Erste Group Bank AG	1,813,840	64,548
Wienerberger AG	1,474,735	57,835

TOTAL AUSTRIA		122,383

Bailiwick of Jersey - 0.5%
Experian PLC	1,295,415	49,940
Belgium - 1.5%
KBC Groep NV	1,525,744	118,534
UCB SA	496,020	45,954

TOTAL BELGIUM		164,488

British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	1,175,174	10,994
Canada - 1.9%
Constellation Software, Inc.	58,269	85,517
Lundin Mining Corp.	4,403,487	53,201
Payfare, Inc. (a)	460,486	2,810
Suncor Energy, Inc.	2,452,910	52,465
Topicus.Com, Inc.	108,406	8,114

TOTAL CANADA		202,107

Cayman Islands - 3.1%
Akeso, Inc. (b)	2,868,523	19,664
Alibaba Group Holding Ltd. (a)	2,536,785	73,333
Hansoh Pharmaceutical Group Co. Ltd. (b)	3,214,840	13,885
JD.com, Inc. Class A	907,967	35,064
New Oriental Education & Technology Group, Inc. sponsored ADR	2,067,625	31,552
Tencent Holdings Ltd.	1,577,801	125,864
Zai Lab Ltd. (a)	203,782	33,882

TOTAL CAYMAN ISLANDS		333,244

China - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	101,000	31,310
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	867,876	7,704
WuXi AppTec Co. Ltd. (H Shares) (b)	605,768	14,326

TOTAL CHINA		53,340

Denmark - 2.1%
A.P. Moller - Maersk A/S Series B	12,873	32,023
ORSTED A/S (b)	524,811	76,549
Vestas Wind Systems A/S	2,871,105	119,850

TOTAL DENMARK		228,422

Finland - 0.8%
Musti Group OYJ	573,776	21,647
Neste Oyj	1,138,604	68,992

TOTAL FINLAND		90,639

France - 8.0%
AXA SA (c)	3,796,647	107,236
BNP Paribas SA	1,865,135	119,588
Capgemini SA	630,792	115,576
Elior SA (b)	1,391,386	11,526
Hydrogen Refueling Solutions	204,967	8,428
LVMH Moet Hennessy Louis Vuitton SE	277,417	208,992
Safran SA	179,044	26,733
Societe Generale Series A	2,891,161	82,245
SR Teleperformance SA	154,440	59,620
VINCI SA	778,712	85,448
Worldline SA/France (a)(b)	372,292	36,537

TOTAL FRANCE		861,929

Germany - 9.0%
adidas AG	231,489	71,483
Allianz SE	589,258	153,305
Auto1 Group SE (b)	776,225	43,861
Daimler AG (Germany)	1,242,279	110,596
Deutsche Post AG	2,438,680	143,631
Exasol AG	805,531	23,378
Instone Real Estate Group BV (b)	1,232,508	36,600
Linde PLC	166,528	47,590
Merck KGaA	159,320	27,994
Nexus AG	579,874	40,086
Rheinmetall AG	279,577	29,142
Shop Apotheke Europe NV (a)(b)	219,448	45,300
Siemens AG	992,162	165,527
Siemens Healthineers AG (b)	507,124	28,948

TOTAL GERMANY		967,441

Greece - 0.1%
Piraeus Financial Holdings SA (a)(d)	3,503,000	9,139
Hong Kong - 2.4%
AIA Group Ltd.	13,598,100	172,595
Antengene Corp.	10,377,524	21,322
Techtronic Industries Co. Ltd.	3,510,060	63,986

TOTAL HONG KONG		257,903

Hungary - 0.8%
OTP Bank PLC (a)	1,368,960	61,586
Richter Gedeon PLC	907,895	25,986

TOTAL HUNGARY		87,572

India - 4.4%
Avenue Supermarts Ltd. (a)(b)	505,358	19,468
Axis Bank Ltd. (a)	2,938,000	28,362
HDFC Bank Ltd. (a)	3,117,382	59,244
HDFC Bank Ltd. sponsored ADR (a)	1,608,958	113,078
Housing Development Finance Corp. Ltd.	4,460,615	145,772
Reliance Industries Ltd.	2,499,500	67,318
Reliance Industries Ltd.	118,680	1,721
Reliance Industries Ltd. sponsored GDR (b)	422,609	22,863
Sunteck Realty Ltd.	2,762,804	9,955
Zomato Pvt Ltd. (e)(f)	10,934,400	8,595

TOTAL INDIA		476,376

Indonesia - 0.2%
PT Bank Central Asia Tbk	8,736,800	19,370
Ireland - 3.2%
Cairn Homes PLC (a)	29,854,553	39,705
CRH PLC	2,372,153	111,928
Dalata Hotel Group PLC (d)	12,344,964	66,936
Flutter Entertainment PLC	237,445	48,664
Ryanair Holdings PLC sponsored ADR (a)	703,620	82,218

TOTAL IRELAND		349,451

Italy - 1.3%
BFF Bank SpA (b)	3,346,478	29,974
GVS SpA (b)	638,314	11,127
Intesa Sanpaolo SpA	24,275,588	67,678
Reply SpA	221,349	30,098

TOTAL ITALY		138,877

Japan - 13.9%
Daiichi Sankyo Kabushiki Kaisha	2,494,938	63,623
FANUC Corp.	401,739	92,514
Fujifilm Holdings Corp.	513,191	33,278
Hoya Corp.	1,002,239	114,035
Itochu Corp.	2,625,357	81,867
JEOL Ltd.	652,165	36,699
Keyence Corp.	248,684	119,507
Lifenet Insurance Co. (a)	1,175,201	14,065
Minebea Mitsumi, Inc.	3,651,716	91,585
Misumi Group, Inc.	1,000,996	28,210
Mitsubishi Electric Corp.	2,720,368	41,867
Mitsubishi UFJ Financial Group, Inc.	6,097,363	32,439
Oracle Corp. Japan	393,173	36,875
ORIX Corp.	7,438,410	119,618
Persol Holdings Co. Ltd.	2,401,177	44,139
Recruit Holdings Co. Ltd.	1,724,918	77,772
Renesas Electronics Corp. (a)	5,373,198	62,685
SHIFT, Inc. (a)	160,200	23,453
Shiseido Co. Ltd.	500,120	36,279
SMC Corp.	75,784	43,998
Sony Group Corp.	1,434,246	143,394
THK Co. Ltd.	1,316,800	44,881
TIS, Inc.	1,092,666	27,144
Z Holdings Corp.	9,343,397	43,173
ZOZO, Inc.	1,446,511	48,839

TOTAL JAPAN		1,501,939

Korea (South) - 1.5%
Samsung Electronics Co. Ltd.	1,738,400	126,694
Samsung SDI Co. Ltd.	61,660	36,060

TOTAL KOREA (SOUTH)		162,754

Luxembourg - 0.8%
B&M European Value Retail SA	3,395,814	26,535
Eurofins Scientific SA (a)	484,424	47,961
InPost SA	468,453	8,927

TOTAL LUXEMBOURG		83,423

Netherlands - 5.7%
AerCap Holdings NV (a)	1,103,751	64,293
Airbus Group NV	770,246	92,630
ASML Holding NV (Netherlands)	394,525	256,105
IMCD NV	147,853	21,500
ING Groep NV (Certificaten Van Aandelen)	3,889,219	49,685
NXP Semiconductors NV	507,677	97,733
RHI Magnesita NV	443,601	27,814

TOTAL NETHERLANDS		609,760

New Zealand - 0.9%
EBOS Group Ltd.	1,512,785	32,206
Ryman Healthcare Group Ltd.	5,931,396	60,230

TOTAL NEW ZEALAND		92,436

Norway - 1.3%
Equinor ASA	3,363,248	68,485
Schibsted ASA (A Shares)	1,206,475	60,788
Volue A/S	1,224,312	7,060

TOTAL NORWAY		136,333

Poland - 0.1%
Allegro.eu SA (a)(b)	1,078,699	16,538
Spain - 1.9%
Aena Sme SA (a)(b)	144,171	25,081
Amadeus IT Holding SA Class A (a)	1,354,647	92,249
Cellnex Telecom SA (b)	1,553,588	87,861

TOTAL SPAIN		205,191

Sweden - 4.9%
ASSA ABLOY AB (B Shares)	1,872,730	53,380
EQT AB	1,137,833	38,481
Ericsson (B Shares)	7,578,384	104,083
Hemnet Group AB (a)	105,200	1,988
Indutrade AB	3,371,836	88,104
Nibe Industrier AB (B Shares)	895,077	32,756
Nordnet AB	2,019,071	37,934
Readly International AB (c)	976,960	5,989
Securitas AB (B Shares) (c)	3,303,967	56,376
Stillfront Group AB (a)	4,649,824	47,539
Svenska Handelsbanken AB (A Shares)	5,013,220	58,054

TOTAL SWEDEN		524,684

Switzerland - 8.5%
Dufry AG (a)	300,626	19,784
Lonza Group AG	131,378	83,519
Nestle SA (Reg. S)	1,823,151	217,558
Partners Group Holding AG	75,002	106,764
Roche Holding AG (participation certificate)	728,144	237,488
Schindler Holding AG (participation certificate)	145,355	41,350
Sika AG	216,568	64,597
Swiss Re Ltd.	1,122,873	104,363
Zur Rose Group AG (a)	121,835	40,556

TOTAL SWITZERLAND		915,979

Taiwan - 1.6%
MediaTek, Inc.	1,546,000	65,558
Taiwan Semiconductor Manufacturing Co. Ltd.	4,969,000	104,600

TOTAL TAIWAN		170,158

United Kingdom - 11.7%
Allfunds Group PLC (a)	493,000	8,286
Anglo American PLC (United Kingdom)	3,351,904	142,115
Big Yellow Group PLC	2,107,400	34,809
Bytes Technology Group PLC	2,533,171	17,247
Compass Group PLC (a)	5,628,540	122,445
Dechra Pharmaceuticals PLC	875,013	48,748
Deliveroo Holdings PLC (a)(b)(c)	4,093,575	15,151
Deliveroo Holdings PLC	1,000,000	3,331
Diageo PLC	2,335,763	104,856
Dr. Martens Ltd. (a)	4,510,083	30,122
JD Sports Fashion PLC (a)	6,403,810	81,223
Jet2 PLC (a)	1,403,803	28,916
JTC PLC (b)	4,422,722	41,107
Lloyds Banking Group PLC	113,158,718	70,960
London Stock Exchange Group PLC	946,315	96,711
M&G PLC	34,882,774	104,684
Ocado Group PLC (a)	1,500,765	43,463
Prudential PLC	5,557,329	117,672
THG PLC	1,895,677	16,232
Trustpilot Group PLC (a)(b)	2,381,664	10,295
Vistry Group PLC	2,718,268	46,457
WH Smith PLC (a)	1,460,793	36,505
Zegona Communications PLC (d)	18,639,792	34,624

TOTAL UNITED KINGDOM		1,255,959

United States of America - 2.2%
Coupang, Inc. Class A (a)(c)	178,646	7,485
Freeport-McMoRan, Inc.	1,411,595	53,231
Hilton Worldwide Holdings, Inc.	458,947	59,066
Marriott International, Inc. Class A	404,290	60,045
MercadoLibre, Inc. (a)	34,989	54,967

TOTAL UNITED STATES OF AMERICA		234,794

TOTAL COMMON STOCKS
(Cost $6,981,403)		10,471,884

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (e)(f)	131,235	14,380
dMed Biopharmaceutical Co. Ltd. Series C (e)(f)	727,754	10,065
		24,445
Nonconvertible Preferred Stocks - 1.3%
Germany - 1.3%
Volkswagen AG	550,878	143,519
TOTAL PREFERRED STOCKS
(Cost $121,642)		167,964

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.04% (g)	115,558,033	115,581
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	140,484,666	140,499
TOTAL MONEY MARKET FUNDS
(Cost $256,080)		256,080
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $7,359,125)		10,895,928
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(132,843)
NET ASSETS - 100%		$10,763,085

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $614,365,000 or 5.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,040,000 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ByteDance Ltd. Series E1	11/18/20	$14,380
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$10,336
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$7,648

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$25
Fidelity Securities Lending Cash Central Fund	242
Total	$267

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Dalata Hotel Group PLC	$18,669	$25,584	$591	$--	$219	$23,055	$66,936
Piraeus Financial Holdings SA	--	4,874	--	--	--	4,265	9,139
Zegona Communications PLC	27,072	--	311	570	83	7,780	34,624
Total	$45,741	$30,458	$902	$570	$302	$35,100	$110,699

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$416,133	$290,269	$125,864	$--
Consumer Discretionary	1,838,730	1,223,792	606,343	8,595
Consumer Staples	450,027	127,613	322,414	--
Energy	281,844	281,844	--	--
Financials	2,355,887	1,418,491	937,396	--
Health Care	1,025,452	639,176	376,211	10,065
Industrials	1,926,692	1,160,474	766,218	--
Information Technology	1,543,285	971,868	557,037	14,380
Materials	587,944	476,016	111,928	--
Real Estate	137,305	137,305	--	--
Utilities	76,549	76,549	--	--
Money Market Funds	256,080	256,080	--	--
Total Investments in Securities:	$10,895,928	$7,059,477	$3,803,411	$33,040

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $132,420) — See accompanying schedule: Unaffiliated issuers (cost $7,013,663)	$10,529,149
Fidelity Central Funds (cost $256,080)	256,080
Other affiliated issuers (cost $89,382)	110,699
Total Investment in Securities (cost $7,359,125)		$10,895,928
Foreign currency held at value (cost $98)		98
Receivable for fund shares sold		3,876
Dividends receivable		41,620
Distributions receivable from Fidelity Central Funds		62
Prepaid expenses		4
Other receivables		4,428
Total assets		10,946,016
Liabilities
Payable to custodian bank	$210
Payable for investments purchased	28,643
Payable for fund shares redeemed	3,343
Accrued management fee	7,447
Distribution and service plan fees payable	64
Other affiliated payables	1,224
Other payables and accrued expenses	1,509
Collateral on securities loaned	140,491
Total liabilities		182,931
Net Assets		$10,763,085
Net Assets consist of:
Paid in capital		$6,507,704
Total accumulated earnings (loss)		4,255,381
Net Assets		$10,763,085
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($207,846 ÷ 3,700.22 shares)(a)		$56.17
Maximum offering price per share (100/94.25 of $56.17)		$59.60
Class M:
Net Asset Value and redemption price per share ($25,689 ÷ 460.26 shares)(a)		$55.81
Maximum offering price per share (100/96.50 of $55.81)		$57.83
Class C:
Net Asset Value and offering price per share ($12,162 ÷ 220.15 shares)(a)		$55.24
International Discovery:
Net Asset Value, offering price and redemption price per share ($8,369,899 ÷ 147,955.27 shares)		$56.57
Class K:
Net Asset Value, offering price and redemption price per share ($1,608,957 ÷ 28,513.61 shares)		$56.43
Class I:
Net Asset Value, offering price and redemption price per share ($462,486 ÷ 8,196.08 shares)		$56.43
Class Z:
Net Asset Value, offering price and redemption price per share ($76,046 ÷ 1,348.78 shares)		$56.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends (including $570 earned from other affiliated issuers)		$89,359
Income from Fidelity Central Funds (including $242 from security lending)		267
Income before foreign taxes withheld		89,626
Less foreign taxes withheld		(10,244)
Total income		79,382
Expenses
Management fee
Basic fee	$33,902
Performance adjustment	9,479
Transfer agent fees	6,405
Distribution and service plan fees	376
Accounting fees	894
Custodian fees and expenses	664
Independent trustees' fees and expenses	22
Registration fees	122
Audit	69
Legal	11
Interest	2
Miscellaneous	21
Total expenses before reductions	51,967
Expense reductions	(676)
Total expenses after reductions		51,291
Net investment income (loss)		28,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	699,657
Fidelity Central Funds	(3)
Other affiliated issuers	302
Foreign currency transactions	(210)
Total net realized gain (loss)		699,746
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $379)	1,611,693
Affiliated issuers	35,100
Assets and liabilities in foreign currencies	344
Total change in net unrealized appreciation (depreciation)		1,647,137
Net gain (loss)		2,346,883
Net increase (decrease) in net assets resulting from operations		$2,374,974

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,091	$64,741
Net realized gain (loss)	699,746	368,358
Change in net unrealized appreciation (depreciation)	1,647,137	260,409
Net increase (decrease) in net assets resulting from operations	2,374,974	693,508
Distributions to shareholders	(373,978)	(219,470)
Share transactions - net increase (decrease)	(69,900)	(699,272)
Total increase (decrease) in net assets	1,931,096	(225,234)
Net Assets
Beginning of period	8,831,989	9,057,223
End of period	$10,763,085	$8,831,989

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.84	$43.31	$39.99	$46.66	$37.60	$39.78
Income from Investment Operations
Net investment income (loss)A	.05	.16	.63B	.37	.36	.47C
Net realized and unrealized gain (loss)	12.11	3.27	3.93	(4.87)	9.22	(2.38)
Total from investment operations	12.16	3.43	4.56	(4.50)	9.58	(1.91)
Distributions from net investment income	(.12)	(.62)	(.33)	(.34)	(.47)	(.27)
Distributions from net realized gain	(1.71)	(.28)	(.91)	(1.83)	(.05)	(.01)
Total distributions	(1.83)	(.90)	(1.24)	(2.17)	(.52)	(.27)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$56.17	$45.84	$43.31	$39.99	$46.66	$37.60
Total ReturnF,G,H	26.94%	8.02%	11.90%	(10.11)%	25.87%	(4.83)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.34%K	1.36%	1.12%	1.22%	1.29%	1.35%
Expenses net of fee waivers, if any	1.34%K	1.36%	1.12%	1.22%	1.29%	1.35%
Expenses net of all reductions	1.32%K	1.36%	1.11%	1.21%	1.27%	1.34%
Net investment income (loss)	.20%K	.38%	1.57%B	.83%	.88%	1.26%C
Supplemental Data
Net assets, end of period (in millions)	$208	$173	$185	$191	$248	$236
Portfolio turnover rateL	46%K,M	34%M	70%M	45%M	42%	50%M

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.05%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.53	$43.01	$39.71	$46.35	$37.34	$39.51
Income from Investment Operations
Net investment income (loss)A	(.01)	.06	.53B	.27	.26	.38C
Net realized and unrealized gain (loss)	12.02	3.24	3.91	(4.84)	9.17	(2.37)
Total from investment operations	12.01	3.30	4.44	(4.57)	9.43	(1.99)
Distributions from net investment income	(.02)	(.51)	(.22)	(.24)	(.37)	(.17)
Distributions from net realized gain	(1.71)	(.28)	(.91)	(1.83)	(.05)	(.01)
Total distributions	(1.73)	(.78)D	(1.14)D	(2.07)	(.42)	(.18)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$55.81	$45.53	$43.01	$39.71	$46.35	$37.34
Total ReturnF,G,H	26.77%	7.77%	11.62%	(10.31)%	25.57%	(5.07)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.58%K	1.61%	1.37%	1.46%	1.53%	1.58%
Expenses net of fee waivers, if any	1.58%K	1.61%	1.37%	1.46%	1.52%	1.58%
Expenses net of all reductions	1.57%K	1.60%	1.35%	1.45%	1.51%	1.57%
Net investment income (loss)	(.04)%K	.13%	1.32%B	.59%	.64%	1.02%C
Supplemental Data
Net assets, end of period (in millions)	$26	$21	$24	$28	$35	$35
Portfolio turnover rateL	46%K,M	34%M	70%M	45%M	42%	50%M

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .80%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$45.18	$42.60	$39.32	$45.94	$36.96	$39.14
Income from Investment Operations
Net investment income (loss)A	(.16)	(.18)	.31B	.02	.04	.19C
Net realized and unrealized gain (loss)	11.92	3.22	3.88	(4.79)	9.12	(2.37)
Total from investment operations	11.76	3.04	4.19	(4.77)	9.16	(2.18)
Distributions from net investment income	–	(.19)	–	(.02)	(.13)	–
Distributions from net realized gain	(1.70)	(.28)	(.91)	(1.83)	(.05)	–
Total distributions	(1.70)	(.46)D	(.91)	(1.85)	(.18)	–
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$55.24	$45.18	$42.60	$39.32	$45.94	$36.96
Total ReturnF,G,H	26.41%	7.19%	11.02%	(10.80)%	24.93%	(5.57)%
Ratios to Average Net AssetsI,J
Expenses before reductions	2.14%K	2.16%	1.91%	2.00%	2.05%	2.10%
Expenses net of fee waivers, if any	2.14%K	2.15%	1.91%	2.00%	2.05%	2.10%
Expenses net of all reductions	2.13%K	2.15%	1.90%	1.99%	2.04%	2.09%
Net investment income (loss)	(.61)%K	(.41)%	.78%B	.05%	.11%	.50%C
Supplemental Data
Net assets, end of period (in millions)	$12	$11	$12	$22	$28	$26
Portfolio turnover rateL	46%K,M	34%M	70%M	45%M	42%	50%M

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .26%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.20	$43.65	$40.32	$47.04	$37.91	$40.12
Income from Investment Operations
Net investment income (loss)A	.14	.32	.78B	.53	.50	.61C
Net realized and unrealized gain (loss)	12.19	3.29	3.95	(4.92)	9.29	(2.41)
Total from investment operations	12.33	3.61	4.73	(4.39)	9.79	(1.80)
Distributions from net investment income	(.25)	(.78)	(.49)	(.50)	(.61)	(.41)
Distributions from net realized gain	(1.71)	(.28)	(.91)	(1.83)	(.05)	(.01)
Total distributions	(1.96)	(1.06)	(1.40)	(2.33)	(.66)	(.41)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$56.57	$46.20	$43.65	$40.32	$47.04	$37.91
Total ReturnF,G	27.14%	8.39%	12.31%	(9.81)%	26.33%	(4.53)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.00%J	1.02%	.78%	.88%	.94%	1.00%
Expenses net of fee waivers, if any	1.00%J	1.02%	.78%	.88%	.94%	1.00%
Expenses net of all reductions	.99%J	1.01%	.76%	.87%	.92%	.99%
Net investment income (loss)	.53%J	.72%	1.92%B	1.17%	1.22%	1.61%C
Supplemental Data
Net assets, end of period (in millions)	$8,370	$6,784	$6,726	$6,515	$7,351	$6,421
Portfolio turnover rateK	46%J,L	34%L	70%L	45%L	42%	50%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.40%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class K

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.10	$43.55	$40.25	$46.96	$37.86	$40.06
Income from Investment Operations
Net investment income (loss)A	.17	.36	.82B	.58	.55	.66C
Net realized and unrealized gain (loss)	12.16	3.29	3.93	(4.90)	9.26	(2.39)
Total from investment operations	12.33	3.65	4.75	(4.32)	9.81	(1.73)
Distributions from net investment income	(.29)	(.82)	(.54)	(.55)	(.66)	(.46)
Distributions from net realized gain	(1.71)	(.28)	(.91)	(1.83)	(.05)	(.01)
Total distributions	(2.00)	(1.10)	(1.45)	(2.39)D	(.71)	(.47)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$56.43	$46.10	$43.55	$40.25	$46.96	$37.86
Total ReturnF,G	27.20%	8.52%	12.41%	(9.70)%	26.47%	(4.38)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.91%	.66%	.77%	.82%	.86%
Expenses net of fee waivers, if any	.91%J	.91%	.66%	.77%	.82%	.86%
Expenses net of all reductions	.90%J	.91%	.65%	.76%	.80%	.85%
Net investment income (loss)	.63%J	.83%	2.03%B	1.29%	1.35%	1.74%C
Supplemental Data
Net assets, end of period (in millions)	$1,609	$1,401	$1,566	$2,064	$2,228	$1,880
Portfolio turnover rateK	46%J,L	34%L	70%L	45%L	42%	50%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.51%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.08	$43.53	$40.22	$46.92	$37.82	$40.03
Income from Investment Operations
Net investment income (loss)A	.14	.31	.77B	.52	.49	.61C
Net realized and unrealized gain (loss)	12.16	3.28	3.93	(4.90)	9.27	(2.40)
Total from investment operations	12.30	3.59	4.70	(4.38)	9.76	(1.79)
Distributions from net investment income	(.24)	(.76)	(.48)	(.49)	(.61)	(.42)
Distributions from net realized gain	(1.71)	(.28)	(.91)	(1.83)	(.05)	(.01)
Total distributions	(1.95)	(1.04)	(1.39)	(2.32)	(.66)	(.42)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$56.43	$46.08	$43.53	$40.22	$46.92	$37.82
Total ReturnF,G	27.13%	8.37%	12.26%	(9.81)%	26.29%	(4.52)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.03%J	1.04%	.80%	.91%	.96%	1.00%
Expenses net of fee waivers, if any	1.03%J	1.04%	.80%	.91%	.96%	1.00%
Expenses net of all reductions	1.02%J	1.03%	.79%	.90%	.94%	.99%
Net investment income (loss)	.51%J	.70%	1.89%B	1.15%	1.21%	1.60%C
Supplemental Data
Net assets, end of period (in millions)	$462	$388	$463	$579	$658	$745
Portfolio turnover rateK	46%J,L	34%L	70%L	45%L	42%	50%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.22%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity International Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$46.07	$43.52	$40.22	$46.92	$37.84	$40.03
Income from Investment Operations
Net investment income (loss)A	.17	.36	.82B	.58	.56	.66C
Net realized and unrealized gain (loss)	12.14	3.29	3.94	(4.89)	9.24	(2.38)
Total from investment operations	12.31	3.65	4.76	(4.31)	9.80	(1.72)
Distributions from net investment income	(.29)	(.82)	(.54)	(.56)	(.67)	(.46)
Distributions from net realized gain	(1.71)	(.28)	(.91)	(1.83)	(.05)	(.01)
Total distributions	(2.00)	(1.10)	(1.46)D	(2.39)	(.72)	(.47)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$56.38	$46.07	$43.52	$40.22	$46.92	$37.84
Total ReturnF,G	27.17%	8.53%	12.42%	(9.68)%	26.44%	(4.36)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.91%J	.91%	.66%	.77%	.82%	.86%
Expenses net of fee waivers, if any	.91%J	.91%	.66%	.77%	.82%	.86%
Expenses net of all reductions	.90%J	.91%	.65%	.76%	.80%	.85%
Net investment income (loss)	.63%J	.83%	2.03%B	1.29%	1.35%	1.74%C
Supplemental Data
Net assets, end of period (in millions)	$76	$54	$82	$118	$101	$38
Portfolio turnover rateK	46%J,L	34%L	70%L	45%L	42%	50%L

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.21 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.51%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.36%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Discovery, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity International Discovery Fund	$649

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, market discount, redemptions in-kind, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,628,150
Gross unrealized depreciation	(95,388)
Net unrealized appreciation (depreciation)	$3,532,762
Tax cost	$7,363,166

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	2,331,158	2,608,295

Prior Fiscal Year Unaffiliated Redemptions In-Kind. During the prior period, 391 shares of the Fund were redeemed in-kind for investments and cash with a value of $17,621. The Fund had a net realized gain of $5,107 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Unaffiliated Redemptions In-Kind. During the period, 1,748 shares of the Fund were redeemed in-kind for investments and cash with a value of $98,541. The net realized gain of $40,566 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Discovery as compared to its benchmark index, the MSCI EAFE Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$253	$3
Class M	.25%	.25%	62	1
Class C	.75%	.25%	61	6
			$376	$10

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	1
Class C(a)	1
$8

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K and Class Z. FIIOC receives an asset-based fee of Class K's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$221.22
Class M	27.21
Class C	17.28
International Discovery	5,417.13
Class K	350.04
Class I	359.16
Class Z	14.04
	$6,405

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Discovery Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Discovery Fund	$5

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Discovery Fund	Borrower	$63,582.33%		$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery Fund	24,143	87,718

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Discovery Fund	$10

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Discovery Fund	$9	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $661 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Discovery Fund
Distributions to shareholders
Class A	$6,843	$3,793
Class M	802	430
Class C	398	132
International Discovery	286,406	162,657
Class K	61,075	39,624
Class I	16,153	10,816
Class Z	2,301	2,018
Total	$373,978	$219,470

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Discovery Fund
Class A
Shares sold	127	272	$6,824	$11,717
Reinvestment of distributions	133	86	6,770	3,755
Shares redeemed	(329)	(851)	(17,678)	(36,666)
Net increase (decrease)	(69)	(493)	$(4,084)	$(21,194)
Class M
Shares sold	9	24	$532	$1,052
Reinvestment of distributions	16	10	797	427
Shares redeemed	(34)	(123)	(1,795)	(5,204)
Net increase (decrease)	(9)	(89)	$(466)	$(3,725)
Class C
Shares sold	15	21	$814	$907
Reinvestment of distributions	8	3	392	129
Shares redeemed	(40)	(77)	(2,147)	(3,294)
Net increase (decrease)	(17)	(53)	$(941)	$(2,258)
International Discovery
Shares sold	3,153	16,409	$170,847	$717,307
Reinvestment of distributions	5,339	3,541	273,648	155,371
Shares redeemed	(7,385)	(27,210)	(398,048)	(1,183,873)
Net increase (decrease)	1,107	(7,260)	$46,447	$(311,195)
Class K
Shares sold	3,687	7,748	$197,372	$337,174
Reinvestment of distributions	1,195	906	61,075	39,624
Shares redeemed	(6,748)(a)	(14,222)(b)	(366,756)(a)	(623,171)(b)
Net increase (decrease)	(1,866)	(5,568)	$(108,309)	$(246,373)
Class I
Shares sold	455	2,297	$24,890	$86,875
Reinvestment of distributions	94	70	4,805	3,049
Shares redeemed	(781)	(4,575)	(42,078)	(180,333)
Net increase (decrease)	(232)	(2,208)	$(12,383)	$(90,409)
Class Z
Shares sold	450	226	$24,443	$9,843
Reinvestment of distributions	36	26	1,857	1,127
Shares redeemed	(308)	(957)	(16,464)	(35,088)
Net increase (decrease)	178	(705)	$9,836	$(24,118)

 (a) Amount includes in-kind redemptions (see the Unaffiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Unaffiliated Redemptions In-Kind note for additional details).

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity International Discovery Fund	20%	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity International Discovery Fund	33%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Discovery Fund
Class A	1.34%
Actual		$1,000.00	$1,269.40	$7.54
Hypothetical-C		$1,000.00	$1,018.15	$6.71
Class M	1.58%
Actual		$1,000.00	$1,267.70	$8.88
Hypothetical-C		$1,000.00	$1,016.96	$7.90
Class C	2.14%
Actual		$1,000.00	$1,264.10	$12.01
Hypothetical-C		$1,000.00	$1,014.18	$10.69
International Discovery	1.00%
Actual		$1,000.00	$1,271.40	$5.63
Hypothetical-C		$1,000.00	$1,019.84	$5.01
Class K	.91%
Actual		$1,000.00	$1,272.00	$5.13
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Class I	1.03%
Actual		$1,000.00	$1,271.30	$5.80
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class Z	.91%
Actual		$1,000.00	$1,271.70	$5.13
Hypothetical-C		$1,000.00	$1,020.28	$4.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Discovery Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGI-SANN-0621
1.807261.116

Fidelity® Total International Equity Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	13.4%
United States of America*	7.1%
Germany	6.8%
Canada	6.8%
France	6.4%
United Kingdom	6.1%
Cayman Islands	5.8%
Switzerland	5.1%
Taiwan	4.6%
Other	37.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.3
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
Nestle SA (Reg. S) (Switzerland, Food Products)	1.6
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.5
AIA Group Ltd. (Hong Kong, Insurance)	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
BHP Group PLC (United Kingdom, Metals & Mining)	1.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
16.9

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	21.7
Information Technology	16.8
Industrials	16.1
Consumer Discretionary	9.7
Materials	9.6
Health Care	7.4
Consumer Staples	6.0
Communication Services	5.8
Energy	3.3
Utilities	1.1

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 1.3%
Commonwealth Bank of Australia	4,634	$317,855
CSL Ltd.	3,132	654,238
Evolution Mining Ltd.	22,670	80,858
Imdex Ltd.	10,096	14,777
Kogan.Com Ltd.	4,680	39,946
Macquarie Group Ltd.	2,740	338,756

TOTAL AUSTRALIA		1,446,430

Austria - 0.3%
Erste Group Bank AG	7,936	282,415
Bailiwick of Jersey - 1.1%
Experian PLC	14,636	564,241
Ferguson PLC	2,230	281,242
Glencore Xstrata PLC	88,372	359,977
Integrated Diagnostics Holdings PLC (a)	30,000	35,100

TOTAL BAILIWICK OF JERSEY		1,240,560

Belgium - 1.0%
Anheuser-Busch InBev SA NV	5,455	386,391
KBC Ancora (b)	876	38,251
KBC Groep NV	6,511	505,836
UCB SA	2,067	191,498

TOTAL BELGIUM		1,121,976

Bermuda - 0.6%
Credicorp Ltd. (United States)	3,400	405,960
Shangri-La Asia Ltd. (b)	278,000	264,839

TOTAL BERMUDA		670,799

Brazil - 1.3%
B3 SA - Brasil Bolsa Balcao	36,687	347,821
Natura & Co. Holding SA (b)	51,004	457,642
Suzano Papel e Celulose SA (b)	49,452	625,154
Vale SA sponsored ADR	1,600	32,192

TOTAL BRAZIL		1,462,809

Canada - 6.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,898	538,707
Barrick Gold Corp.	36,200	769,250
CAE, Inc.	16,612	520,329
Canadian National Railway Co.	6,070	653,495
Canadian Pacific Railway Ltd.	3,117	1,163,242
Constellation Software, Inc.	522	766,100
Franco-Nevada Corp.	6,034	840,582
McCoy Global, Inc. (b)	7,000	3,702
New Look Vision Group, Inc. (b)	1,300	52,544
Nutrien Ltd.	8,506	469,538
Richelieu Hardware Ltd.	1,814	63,372
Summit Industrial Income REIT	2,700	34,290
Suncor Energy, Inc.	14,294	305,731
The Toronto-Dominion Bank	17,000	1,168,694
Topicus.Com, Inc.	1,249	93,486

TOTAL CANADA		7,443,062

Cayman Islands - 5.8%
Alibaba Group Holding Ltd. (b)	1,000	28,908
Alibaba Group Holding Ltd. sponsored ADR (b)	7,249	1,674,157
Baidu.com, Inc. sponsored ADR (b)	1,400	294,462
JD.com, Inc. sponsored ADR (b)	12,297	951,296
Li Ning Co. Ltd.	48,000	391,774
Tencent Holdings Ltd.	37,500	2,991,451

TOTAL CAYMAN ISLANDS		6,332,048

China - 3.4%
China Life Insurance Co. Ltd. (H Shares)	308,000	624,362
China Merchants Bank Co. Ltd. (H Shares)	95,500	770,246
Haier Smart Home Co. Ltd. (A Shares)	139,500	713,931
Industrial & Commercial Bank of China Ltd. (H Shares)	1,634,000	1,064,406
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	7,700	554,707
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	4,334	14,341

TOTAL CHINA		3,741,993

Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	119	296,028
Netcompany Group A/S (a)	597	62,109
ORSTED A/S (a)	1,223	178,386
SimCorp A/S	437	57,764
Spar Nord Bank A/S	2,526	27,974
Vestas Wind Systems A/S	7,750	323,512

TOTAL DENMARK		945,773

Finland - 0.7%
Admicom OYJ	230	28,758
Kone OYJ (B Shares)	4,152	326,160
Musti Group OYJ	800	30,181
Sampo Oyj (A Shares)	5,333	253,322
Stora Enso Corp. (R Shares)	8,600	164,706

TOTAL FINLAND		803,127

France - 6.4%
ALTEN	465	58,197
Atos Origin SA	1,392	94,755
AXA SA	21,776	615,064
BNP Paribas SA	12,124	777,364
Capgemini SA	1,430	262,009
Edenred SA	4,916	278,669
Laurent-Perrier Group SA	259	26,156
Lectra	1,000	36,068
Legrand SA	3,758	365,962
LVMH Moet Hennessy Louis Vuitton SE	1,740	1,310,830
Safran SA	2,300	343,410
Sanofi SA	7,038	737,881
SR Teleperformance SA	850	328,136
The Lisi Group	1,000	32,280
Total SA	18,410	813,682
Vetoquinol SA	600	76,319
VINCI SA	3,355	368,143
Vivendi SA	10,111	352,523
Worldline SA/France (a)(b)	1,520	149,172

TOTAL FRANCE		7,026,620

Germany - 6.0%
Bayer AG	5,354	346,431
CompuGroup Medical AG	323	29,552
CTS Eventim AG	1,347	93,085
Deutsche Borse AG	1,601	275,824
Deutsche Post AG	8,600	506,516
Hannover Reuck SE	1,873	346,329
HeidelbergCement AG	3,945	361,502
Infineon Technologies AG	3,636	145,806
Linde PLC	4,274	1,221,402
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,040	300,894
Nexus AG	1,420	98,164
Rheinmetall AG	2,041	212,744
RWE AG	7,370	279,463
SAP SE	5,227	731,888
Siemens AG	5,539	924,099
Vonovia SE	10,425	684,828
Vonovia SE rights 5/20/21 (b)(c)	11,425	23,213

TOTAL GERMANY		6,581,740

Greece - 0.6%
National Bank of Greece SA (b)	205,609	638,995
Hong Kong - 2.0%
AIA Group Ltd.	107,417	1,363,398
China Resources Beer Holdings Co. Ltd.	38,000	306,974
Hong Kong Exchanges and Clearing Ltd.	9,000	544,559

TOTAL HONG KONG		2,214,931

Hungary - 0.7%
Richter Gedeon PLC	25,615	733,158
India - 3.0%
Embassy Office Parks (REIT)	7,200	30,394
Graphite India Ltd.	18,500	182,964
Housing Development Finance Corp. Ltd.	19,208	627,713
Indian Energy Exchange Ltd. (a)	6,473	32,372
Kotak Mahindra Bank Ltd. (b)	5,400	127,520
Larsen & Toubro Ltd.	33,471	605,850
Reliance Industries Ltd.	1,100	29,626
Reliance Industries Ltd. sponsored GDR (a)	5,200	281,320
Shree Cement Ltd. (b)	1,193	449,628
Solar Industries India Ltd.	18,328	302,447
State Bank of India (b)	128,078	611,378
Voltas Ltd.	4,900	63,332

TOTAL INDIA		3,344,544

Indonesia - 0.5%
PT Bank Mandiri (Persero) Tbk	1,131,740	481,851
PT Bank Rakyat Indonesia Tbk	374,113	104,892

TOTAL INDONESIA		586,743

Ireland - 0.9%
Cairn Homes PLC (b)	13,000	17,289
CRH PLC	10,267	484,441
CRH PLC sponsored ADR	6,933	327,723
Ryanair Holdings PLC sponsored ADR (b)	1,829	213,719

TOTAL IRELAND		1,043,172

Israel - 0.2%
Ituran Location & Control Ltd.	1,961	42,848
Maytronics Ltd.	2,000	40,882
Strauss Group Ltd.	1,655	48,396
Tel Aviv Stock Exchange Ltd.	7,200	47,234

TOTAL ISRAEL		179,360

Italy - 1.5%
Assicurazioni Generali SpA	11,740	235,499
Enel Societa Per Azioni	68,077	675,959
Interpump Group SpA	7,143	380,434
Mediobanca SpA (b)	26,865	303,670

TOTAL ITALY		1,595,562

Japan - 13.4%
Ai Holdings Corp.	1,100	20,975
Aoki Super Co. Ltd.	1,000	25,666
Artnature, Inc.	2,000	12,115
Aucnet, Inc.	1,000	11,868
Azbil Corp.	12,700	513,624
Broadleaf Co. Ltd.	10,200	51,145
Central Automotive Products Ltd.	1,000	26,581
Curves Holdings Co. Ltd.	7,100	53,466
Daiichikosho Co. Ltd.	1,500	55,861
Daikokutenbussan Co. Ltd.	400	29,866
DENSO Corp.	5,327	344,069
Digital Hearts Holdings Co. Ltd.	1,500	20,464
FANUC Corp.	3,446	793,555
Fujitsu Ltd.	1,681	267,708
Funai Soken Holdings, Inc.	1,650	29,259
Goldcrest Co. Ltd.	2,460	35,722
Hitachi Ltd.	6,800	334,805
Hoya Corp.	8,589	977,255
Ibiden Co. Ltd.	2,895	137,214
Idemitsu Kosan Co. Ltd.	6,080	145,588
Itochu Corp.	13,629	424,994
JEOL Ltd.	600	33,763
Kao Corp.	2,344	150,283
Keyence Corp.	2,284	1,097,591
Kobayashi Pharmaceutical Co. Ltd.	550	49,067
Koshidaka Holdings Co. Ltd.	6,200	31,315
Kusuri No Aoki Holdings Co. Ltd.	400	28,109
Lasertec Corp.	3,550	628,209
Medikit Co. Ltd.	1,200	35,465
Minebea Mitsumi, Inc.	13,639	342,067
Miroku Jyoho Service Co., Ltd.	1,300	21,744
Misumi Group, Inc.	19,100	538,274
Mitsubishi Estate Co. Ltd.	7,671	126,025
Mitsubishi UFJ Financial Group, Inc.	79,697	423,996
Mitsuboshi Belting Ltd.	1,500	22,934
Mitsui Fudosan Co. Ltd.	5,585	121,113
Nabtesco Corp.	3,900	175,391
Nagaileben Co. Ltd.	2,500	58,537
Nihon Parkerizing Co. Ltd.	6,600	63,772
NS Tool Co. Ltd.	2,400	33,511
OBIC Co. Ltd.	1,786	345,303
Oracle Corp. Japan	1,277	119,766
ORIX Corp.	17,523	281,789
OSG Corp.	8,280	137,811
Paramount Bed Holdings Co. Ltd.	1,800	35,740
Poletowin Pitcrew Holdings, Inc.	1,500	15,509
ProNexus, Inc.	1,600	16,646
Recruit Holdings Co. Ltd.	20,528	925,556
San-Ai Oil Co. Ltd.	2,900	32,452
Shin-Etsu Chemical Co. Ltd.	2,830	477,752
Shinsei Bank Ltd.	12,822	186,658
SHO-BOND Holdings Co. Ltd.	7,280	303,750
Shoei Co. Ltd.	2,800	106,195
SK Kaken Co. Ltd.	120	44,469
SoftBank Group Corp.	5,402	486,778
Software Service, Inc.	300	28,136
Sony Group Corp.	3,654	365,323
Sumitomo Mitsui Financial Group, Inc.	11,626	408,407
Suzuki Motor Corp.	5,641	214,047
Techno Medica Co. Ltd.	500	7,439
The Monogatari Corp.	420	28,400
TKC Corp.	400	12,572
Tocalo Co. Ltd.	2,800	38,046
Tokio Marine Holdings, Inc.	7,336	351,059
Tokyo Electron Ltd.	557	246,264
Toyota Motor Corp.	11,422	854,642
USS Co. Ltd.	14,400	261,016
Welcia Holdings Co. Ltd.	800	24,961
Workman Co. Ltd.	200	13,066
YAKUODO Holdings Co. Ltd.	800	17,275
Yamada Consulting Group Co. Ltd.	1,500	15,729

TOTAL JAPAN		14,695,522

Kenya - 0.2%
Safaricom Ltd.	473,159	177,023
Korea (South) - 4.0%
AMOREPACIFIC Corp.	600	145,134
BGF Retail Co. Ltd.	140	19,154
Hyundai Motor Co.	2,908	551,289
Leeno Industrial, Inc.	169	24,633
Samsung Electronics Co. Ltd.	42,433	3,092,498
Shinhan Financial Group Co. Ltd.	15,678	560,409
SK IE Technology Co. Ltd. (a)(b)(c)	300	28,168

TOTAL KOREA (SOUTH)		4,421,285

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	10,216	297,843
Stabilus SA	300	23,444

TOTAL LUXEMBOURG		321,287

Mexico - 1.5%
CEMEX S.A.B. de CV sponsored ADR (b)	57,217	451,442
Grupo Financiero Banorte S.A.B. de CV Series O	62,208	353,926
Wal-Mart de Mexico SA de CV Series V	262,394	858,930

TOTAL MEXICO		1,664,298

Netherlands - 3.3%
Aalberts Industries NV	3,100	167,900
AerCap Holdings NV (b)	2,457	143,120
Airbus Group NV	4,842	582,297
ASML Holding NV (Netherlands)	2,955	1,918,215
Koninklijke Philips Electronics NV	3,764	212,828
NN Group NV	6,794	339,547
Yandex NV Series A (b)	4,653	305,004

TOTAL NETHERLANDS		3,668,911

New Zealand - 0.1%
Auckland International Airport Ltd.	17,532	95,223
Norway - 0.5%
Adevinta ASA Class B (b)	8,268	151,474
Kongsberg Gruppen ASA	1,709	43,115
Medistim ASA	800	26,141
PatientSky Group A/S	10,000	12,446
Sbanken ASA (a)	2,800	34,849
Schibsted ASA (B Shares)	5,140	225,384
Volue A/S	4,000	23,066

TOTAL NORWAY		516,475

Portugal - 0.1%
Galp Energia SGPS SA Class B	9,556	110,035
Russia - 0.9%
Lukoil PJSC sponsored ADR	7,084	543,201
Sberbank of Russia sponsored ADR	25,280	397,907

TOTAL RUSSIA		941,108

Singapore - 0.3%
United Overseas Bank Ltd.	16,631	332,308
South Africa - 0.6%
Clicks Group Ltd.	9,645	161,077
Impala Platinum Holdings Ltd.	24,470	457,247
Naspers Ltd. Class N	400	91,032

TOTAL SOUTH AFRICA		709,356

Spain - 1.6%
Amadeus IT Holding SA Class A (b)	8,703	592,658
Banco Santander SA (Spain)	152,406	589,085
Cellnex Telecom SA (a)	7,347	415,501
Fluidra SA	2,276	79,080
Unicaja Banco SA (a)	69,013	68,078

TOTAL SPAIN		1,744,402

Sweden - 3.1%
Addlife AB	6,956	192,767
AddTech AB (B Shares)	11,800	206,295
ASSA ABLOY AB (B Shares)	23,486	669,439
Atlas Copco AB (A Shares)	12,081	732,091
BHG Group AB (b)	1,572	30,212
Epiroc AB (A Shares)	16,780	363,725
Ericsson (B Shares)	26,164	359,340
Hemnet Group AB (b)	400	7,560
Investor AB (B Shares)	5,832	495,257
INVISIO AB	1,350	30,411
John Mattson Fastighetsforetag (b)	1,300	21,284
Lagercrantz Group AB (B Shares)	15,204	156,879
Stillfront Group AB (b)	2,100	21,470
Volvo AB (B Shares)	6,456	157,748

TOTAL SWEDEN		3,444,478

Switzerland - 5.1%
Nestle SA (Reg. S)	14,434	1,722,419
Novartis AG	5,228	446,139
Roche Holding AG (participation certificate)	4,124	1,345,067
Schindler Holding AG:
(participation certificate)	1,192	339,098
(Reg.)	107	29,760
Siemens Energy AG (b)	5,163	172,561
Swiss Life Holding AG	337	164,173
Tecan Group AG	227	110,561
Temenos Group AG	1,362	199,994
UBS Group AG	33,519	512,506
Zurich Insurance Group Ltd.	1,470	603,080

TOTAL SWITZERLAND		5,645,358

Taiwan - 4.6%
Addcn Technology Co. Ltd.	3,772	32,598
ASE Technology Holding Co. Ltd.	123,000	513,764
ECLAT Textile Co. Ltd.	22,000	421,972
HIWIN Technologies Corp.	43,505	661,643
Sporton International, Inc.	32,000	293,720
Taiwan Semiconductor Manufacturing Co. Ltd.	93,035	1,958,441
Unified-President Enterprises Corp.	279,000	749,791
Yageo Corp.	24,000	466,345

TOTAL TAIWAN		5,098,274

United Kingdom - 6.1%
Alliance Pharma PLC	35,718	47,355
Anglo American PLC (United Kingdom)	15,617	662,133
AstraZeneca PLC (United Kingdom)	2,045	217,678
Avon Rubber PLC	2,695	123,494
Barratt Developments PLC	18,200	194,043
Beazley PLC	16,832	78,757
BHP Group PLC	43,808	1,319,270
Bodycote PLC	3,586	37,440
BP PLC	143,785	601,934
Clarkson PLC	1,180	49,460
Compass Group PLC (b)	17,700	385,051
Dechra Pharmaceuticals PLC	5,002	278,669
DP Poland PLC (b)	91,518	11,059
Helios Towers PLC (b)	8,000	18,915
Howden Joinery Group PLC	4,047	45,205
Imperial Brands PLC	8,032	167,221
InterContinental Hotel Group PLC ADR	2,673	190,077
Lloyds Banking Group PLC	661,892	415,059
London Stock Exchange Group PLC	3,531	360,860
Meggitt PLC	6,300	40,545
Rightmove PLC	25,063	212,525
Royal Dutch Shell PLC Class B sponsored ADR	7,294	261,198
Spectris PLC	9,018	405,263
Spirax-Sarco Engineering PLC	1,318	215,059
Standard Chartered PLC (United Kingdom)	43,242	310,302
Ultra Electronics Holdings PLC	1,477	41,245

TOTAL UNITED KINGDOM		6,689,817

United States of America - 5.4%
Alphabet, Inc. Class A (b)	147	345,965
Autoliv, Inc.	1,713	172,431
Black Knight, Inc. (b)	1,719	124,490
Lam Research Corp.	780	483,951
Marsh & McLennan Companies, Inc.	3,756	509,689
MasterCard, Inc. Class A	1,812	692,293
Moodys Corp.	1,608	525,350
Morningstar, Inc.	235	62,277
MSCI, Inc.	1,083	526,089
NICE Systems Ltd. sponsored ADR (b)	1,617	390,069
PriceSmart, Inc.	1,455	122,278
ResMed, Inc.	2,706	508,647
S&P Global, Inc.	1,278	498,918
Sherwin-Williams Co.	1,098	300,709
Visa, Inc. Class A	2,896	676,390

TOTAL UNITED STATES OF AMERICA		5,939,546

TOTAL COMMON STOCKS
(Cost $72,153,054)		105,650,523

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)	577	63,224
Nonconvertible Preferred Stocks - 2.1%
Brazil - 1.3%
Ambev SA sponsored ADR	186,200	517,636
Itau Unibanco Holding SA	85,327	432,443
Petroleo Brasileiro SA - Petrobras sponsored ADR	63,191	535,860
		1,485,939
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	7,143	752,990
Sartorius AG (non-vtg.)	210	118,460
		871,450

TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,357,389

TOTAL PREFERRED STOCKS
(Cost $2,145,512)		2,420,613

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.04% (f)
(Cost $1,807,726)	1,807,369	1,807,730
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $76,106,292)		109,878,866
NET OTHER ASSETS (LIABILITIES) - 0.1%		64,073
NET ASSETS - 100%		$109,942,939

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,285,055 or 1.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,224 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$63,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$594
Fidelity Securities Lending Cash Central Fund	181
Total	$775

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,180,019	$2,701,790	$3,478,229	$--
Consumer Discretionary	10,626,721	6,837,945	3,788,776	--
Consumer Staples	6,565,248	4,456,438	2,108,810	--
Energy	3,664,329	2,138,678	1,525,651	--
Financials	23,403,232	17,130,242	6,272,990	--
Health Care	8,150,141	5,190,548	2,959,593	--
Industrials	17,874,192	12,570,347	5,303,845	--
Information Technology	18,782,035	12,498,699	6,220,112	63,224
Materials	10,606,982	7,957,879	2,649,103	--
Real Estate	1,084,429	1,061,216	23,213	--
Utilities	1,133,808	457,849	675,959	--
Money Market Funds	1,807,730	1,807,730	--	--
Total Investments in Securities:	$109,878,866	$74,809,361	$35,006,281	$63,224

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $74,298,566)	$108,071,136
Fidelity Central Funds (cost $1,807,726)	1,807,730
Total Investment in Securities (cost $76,106,292)		$109,878,866
Cash		41,243
Foreign currency held at value (cost $77,366)		77,374
Receivable for investments sold		151,669
Receivable for fund shares sold		70,159
Dividends receivable		476,699
Distributions receivable from Fidelity Central Funds		35
Prepaid expenses		39
Receivable from investment adviser for expense reductions		22,094
Other receivables		20,993
Total assets		110,739,171
Liabilities
Payable for investments purchased
Regular delivery	$491,185
Delayed delivery	51,663
Payable for fund shares redeemed	57,146
Accrued management fee	78,734
Distribution and service plan fees payable	8,933
Other affiliated payables	18,923
Other payables and accrued expenses	89,648
Total liabilities		796,232
Net Assets		$109,942,939
Net Assets consist of:
Paid in capital		$71,919,694
Total accumulated earnings (loss)		38,023,245
Net Assets		$109,942,939
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($8,015,487 ÷ 667,583 shares)(a)		$12.01
Maximum offering price per share (100/94.25 of $12.01)		$12.74
Class M:
Net Asset Value and redemption price per share ($12,954,608 ÷ 1,073,365 shares)(a)		$12.07
Maximum offering price per share (100/96.50 of $12.07)		$12.51
Class C:
Net Asset Value and offering price per share ($2,143,746 ÷ 178,943 shares)(a)		$11.98
Total International Equity:
Net Asset Value, offering price and redemption price per share ($79,287,434 ÷ 6,584,329 shares)		$12.04
Class I:
Net Asset Value, offering price and redemption price per share ($2,518,492 ÷ 209,937 shares)		$12.00
Class Z:
Net Asset Value, offering price and redemption price per share ($5,023,172 ÷ 417,546 shares)		$12.03

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$1,064,874
Income from Fidelity Central Funds (including $181 from security lending)		775
Income before foreign taxes withheld		1,065,649
Less foreign taxes withheld		(120,010)
Total income		945,639
Expenses
Management fee
Basic fee	$352,788
Performance adjustment	100,729
Transfer agent fees	83,404
Distribution and service plan fees	51,540
Accounting fees	26,992
Custodian fees and expenses	28,321
Independent trustees' fees and expenses	218
Registration fees	37,589
Audit	52,194
Legal	967
Miscellaneous	304
Total expenses before reductions	735,046
Expense reductions	(122,814)
Total expenses after reductions		612,232
Net investment income (loss)		333,407
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,749,208
Fidelity Central Funds	(9)
Foreign currency transactions	(256)
Total net realized gain (loss)		4,748,943
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $44,738)	18,919,755
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(5,041)
Total change in net unrealized appreciation (depreciation)		18,914,715
Net gain (loss)		23,663,658
Net increase (decrease) in net assets resulting from operations		$23,997,065

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$333,407	$676,485
Net realized gain (loss)	4,748,943	1,837,977
Change in net unrealized appreciation (depreciation)	18,914,715	1,015,349
Net increase (decrease) in net assets resulting from operations	23,997,065	3,529,811
Distributions to shareholders	(2,396,557)	(1,600,384)
Share transactions - net increase (decrease)	2,946,800	(14,871,566)
Total increase (decrease) in net assets	24,547,308	(12,942,139)
Net Assets
Beginning of period	85,395,631	98,337,770
End of period	$109,942,939	$85,395,631

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Equity Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$9.34	$8.20	$9.39	$7.67	$7.79
Income from Investment Operations
Net investment income (loss)A	.03	.05	.14	.08	.09	.08
Net realized and unrealized gain (loss)	2.64	.35	1.05	(.89)	1.71	(.14)
Total from investment operations	2.67	.40	1.19	(.81)	1.80	(.06)
Distributions from net investment income	(.06)	(.14)	(.05)	(.15)	(.08)	(.06)
Distributions from net realized gain	(.20)	–	–	(.23)	–	–
Total distributions	(.26)	(.14)	(.05)	(.38)	(.08)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.01	$9.60	$9.34	$8.20	$9.39	$7.67
Total ReturnC,D,E	28.03%	4.31%	14.63%	(9.04)%	23.78%	(.76)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.62%H	1.66%	1.51%	1.60%	1.67%	1.52%
Expenses net of fee waivers, if any	1.35%H	1.39%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.33%H	1.37%	1.44%	1.44%	1.43%	1.45%
Net investment income (loss)	.48%H	.58%	1.55%	.90%	1.02%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$8,015	$6,091	$7,249	$7,526	$9,292	$8,576
Portfolio turnover rateI	43%H	37%	69%	52%	66%J	51%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.38	$8.22	$9.42	$7.70	$7.81
Income from Investment Operations
Net investment income (loss)A	.01	.03	.11	.06	.06	.06
Net realized and unrealized gain (loss)	2.65	.36	1.07	(.90)	1.73	(.13)
Total from investment operations	2.66	.39	1.18	(.84)	1.79	(.07)
Distributions from net investment income	(.04)	(.12)	(.02)	(.13)	(.07)	(.04)
Distributions from net realized gain	(.20)	–	–	(.23)	–	–
Total distributions	(.24)	(.12)	(.02)	(.36)	(.07)	(.04)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.07	$9.65	$9.38	$8.22	$9.42	$7.70
Total ReturnC,D,E	27.76%	4.13%	14.38%	(9.30)%	23.41%	(.86)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.87%H	1.90%	1.76%	1.85%	1.90%	1.73%
Expenses net of fee waivers, if any	1.60%H	1.64%	1.70%	1.70%	1.70%	1.70%
Expenses net of all reductions	1.58%H	1.62%	1.69%	1.69%	1.68%	1.69%
Net investment income (loss)	.23%H	.33%	1.30%	.65%	.77%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$12,955	$10,620	$11,733	$11,882	$15,894	$13,893
Portfolio turnover rateI	43%H	37%	69%	52%	66%J	51%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$9.30	$8.17	$9.37	$7.66	$7.77
Income from Investment Operations
Net investment income (loss)A	(.02)	(.02)	.07	.01	.02	.03
Net realized and unrealized gain (loss)	2.63	.36	1.06	(.89)	1.71	(.14)
Total from investment operations	2.61	.34	1.13	(.88)	1.73	(.11)
Distributions from net investment income	–	(.07)	–	(.10)	(.02)	–
Distributions from net realized gain	(.20)	–	–	(.23)	–	–
Total distributions	(.20)	(.07)	–	(.32)B	(.02)	–
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$11.98	$9.57	$9.30	$8.17	$9.37	$7.66
Total ReturnD,E,F	27.42%	3.62%	13.83%	(9.72)%	22.70%	(1.42)%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.43%I	2.46%	2.33%	2.43%	2.48%	2.30%
Expenses net of fee waivers, if any	2.10%I	2.14%	2.20%	2.20%	2.20%	2.20%
Expenses net of all reductions	2.08%I	2.12%	2.19%	2.19%	2.18%	2.20%
Net investment income (loss)	(.27)%I	(.17)%	.80%	.14%	.27%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$2,144	$1,827	$2,203	$2,705	$3,211	$2,713
Portfolio turnover rateJ	43%I	37%	69%	52%	66%K	51%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.64	$9.37	$8.23	$9.40	$7.70	$7.82
Income from Investment Operations
Net investment income (loss)A	.04	.08	.16	.11	.11	.11
Net realized and unrealized gain (loss)	2.64	.35	1.06	(.90)	1.70	(.13)
Total from investment operations	2.68	.43	1.22	(.79)	1.81	(.02)
Distributions from net investment income	(.08)	(.16)	(.08)	(.15)	(.11)	(.10)
Distributions from net realized gain	(.20)	–	–	(.23)	–	–
Total distributions	(.28)	(.16)	(.08)	(.38)	(.11)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.04	$9.64	$9.37	$8.23	$9.40	$7.70
Total ReturnC,D	28.05%	4.65%	14.97%	(8.84)%	23.86%	(.32)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.30%G	1.34%	1.20%	1.29%	1.15%	1.11%
Expenses net of fee waivers, if any	1.10%G	1.14%	1.20%	1.20%	1.14%	1.11%
Expenses net of all reductions	1.08%G	1.12%	1.19%	1.19%	1.13%	1.10%
Net investment income (loss)	.73%G	.83%	1.81%	1.15%	1.33%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$79,287	$61,362	$70,251	$71,170	$82,077	$280,672
Portfolio turnover rateH	43%G	37%	69%	52%	66%I	51%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$9.35	$8.19	$9.38	$7.66	$7.78
Income from Investment Operations
Net investment income (loss)A	.04	.08	.16	.10	.11	.10
Net realized and unrealized gain (loss)	2.64	.34	1.07	(.89)	1.71	(.13)
Total from investment operations	2.68	.42	1.23	(.79)	1.82	(.03)
Distributions from net investment income	(.08)	(.17)	(.07)	(.17)	(.10)	(.09)
Distributions from net realized gain	(.20)	–	–	(.23)	–	–
Total distributions	(.28)	(.17)	(.07)	(.40)	(.10)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.00	$9.60	$9.35	$8.19	$9.38	$7.66
Total ReturnC,D	28.17%	4.50%	15.11%	(8.86)%	24.08%	(.43)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.29%G	1.33%	1.18%	1.29%	1.42%	1.22%
Expenses net of fee waivers, if any	1.10%G	1.14%	1.18%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.08%G	1.13%	1.17%	1.19%	1.18%	1.20%
Net investment income (loss)	.73%G	.82%	1.82%	1.15%	1.28%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$2,518	$2,073	$3,086	$9,405	$6,776	$2,156
Portfolio turnover rateH	43%G	37%	69%	52%	66%I	51%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total International Equity Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$9.36	$8.22	$9.39	$7.73
Income from Investment Operations
Net investment income (loss)B	.05	.09	.18	.12	.08
Net realized and unrealized gain (loss)	2.64	.35	1.05	(.89)	1.58
Total from investment operations	2.69	.44	1.23	(.77)	1.66
Distributions from net investment income	(.08)	(.18)	(.09)	(.17)	–
Distributions from net realized gain	(.20)	–	–	(.23)	–
Total distributions	(.28)	(.18)	(.09)	(.40)	–
Redemption fees added to paid in capitalB	–	–	–	–C	–C
Net asset value, end of period	$12.03	$9.62	$9.36	$8.22	$9.39
Total ReturnD,E	28.22%	4.74%	15.13%	(8.63)%	21.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.19%H	1.22%	1.09%	1.16%	1.32%H
Expenses net of fee waivers, if any	.95%H	.98%	1.04%	1.05%	1.05%H
Expenses net of all reductions	.94%H	.97%	1.03%	1.04%	1.04%H
Net investment income (loss)	.88%H	.99%	1.97%	1.30%	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,023	$3,422	$3,815	$216	$246
Portfolio turnover rateI	43%H	37%	69%	52%	66%J

 A For the period February 1, 2017 (commencement of sale of shares) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Total International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total International Equity, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,534,013
Gross unrealized depreciation	(3,377,577)
Net unrealized appreciation (depreciation)	$33,156,436
Tax cost	$76,722,430

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	22,258,107	21,377,819

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Total International Equity as compared to its benchmark index, the MSCI All Country World ex USA Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$9,234	$115
Class M	.25%	.25%	31,366	499
Class C	.75%	.25%	10,940	1,835
			$51,540	$2,449

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$924
Class M	236
Class C(a)	281
$1,441

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$8,133.22
Class M	13,440.21
Class C	3,056.28
Total International Equity	56,129.15
Class I	1,688.14
Class Z	958.04
	$83,404

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total International Equity Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total International Equity Fund	$512

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Equity Fund	681,656	717,292

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Total International Equity Fund	$100

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total International Equity Fund	$20	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.35%	$10,030
Class M	1.60%	16,776
Class C	2.10%	3,627
Total International Equity	1.10%	75,398
Class I	1.10%	2,309
Class Z	.95%	5,356
		$113,496

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $9,167 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $151.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2022.

Expense Limitations
Class A	1.30%
Class M	1.55%
Class C	2.05%
Total International Equity	1.05%
Class I	1.05%
Class Z	.90%

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Total International Equity Fund
Distributions to shareholders
Class A	$163,098	$106,902
Class M	257,328	141,808
Class C	37,221	15,508
Total International Equity	1,782,745	1,209,290
Class I	54,453	54,292
Class Z	101,712	72,584
Total	$2,396,557	$1,600,384

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Total International Equity Fund
Class A
Shares sold	57,633	79,098	$669,186	$666,523
Reinvestment of distributions	14,903	11,309	163,036	106,875
Shares redeemed	(39,210)	(232,060)	(445,907)	(2,158,548)
Net increase (decrease)	33,326	(141,653)	$386,315	$(1,385,150)
Class M
Shares sold	61,962	65,659	$717,356	$575,207
Reinvestment of distributions	23,372	14,911	257,328	141,808
Shares redeemed	(112,754)	(230,047)	(1,297,822)	(2,160,487)
Net increase (decrease)	(27,420)	(149,477)	$(323,138)	$(1,443,472)
Class C
Shares sold	15,195	29,466	$173,937	$274,362
Reinvestment of distributions	3,392	1,633	37,147	15,483
Shares redeemed	(30,645)	(76,912)	(358,121)	(700,199)
Net increase (decrease)	(12,058)	(45,813)	$(147,037)	$(410,354)
Total International Equity
Shares sold	748,337	994,251	$8,562,045	$8,883,804
Reinvestment of distributions	152,573	118,078	1,673,722	1,117,023
Shares redeemed	(683,452)	(2,239,449)	(7,847,398)	(20,102,869)
Net increase (decrease)	217,458	(1,127,120)	$2,388,369	$(10,102,042)
Class I
Shares sold	35,976	64,423	$408,120	$602,048
Reinvestment of distributions	4,631	5,372	50,574	50,662
Shares redeemed	(46,544)	(184,160)	(521,723)	(1,684,471)
Net increase (decrease)	(5,937)	(114,365)	$(63,029)	$(1,031,761)
Class Z
Shares sold	79,246	99,865	$922,690	$885,828
Reinvestment of distributions	8,826	7,494	96,647	70,665
Shares redeemed	(26,209)	(159,186)	(314,017)	(1,455,280)
Net increase (decrease)	61,863	(51,827)	$705,320	$(498,787)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Total International Equity Fund
Class A	1.35%
Actual		$1,000.00	$1,280.30	$7.63
Hypothetical-C		$1,000.00	$1,018.10	$6.76
Class M	1.60%
Actual		$1,000.00	$1,277.60	$9.04
Hypothetical-C		$1,000.00	$1,016.86	$8.00
Class C	2.10%
Actual		$1,000.00	$1,274.20	$11.84
Hypothetical-C		$1,000.00	$1,014.38	$10.49
Total International Equity	1.10%
Actual		$1,000.00	$1,280.50	$6.22
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class I	1.10%
Actual		$1,000.00	$1,281.70	$6.22
Hypothetical-C		$1,000.00	$1,019.34	$5.51
Class Z	.95%
Actual		$1,000.00	$1,282.20	$5.38**
Hypothetical-C		$1,000.00	$1,020.08	$4.76**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

**If fees and changes to the class level expense contract and/ or expense cap, effective June 1, 2021, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Total International Equity Fund
Class Z	.90%
Actual		$5.09
Hypothetical-(b)		$4.51

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Total International Equity Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TIE-SANN-0621
1.912361.111

Fidelity® International Growth Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United States of America*	19.2%
Japan	14.2%
Switzerland	10.6%
France	7.4%
Netherlands	6.6%
Germany	6.3%
Sweden	5.4%
Hong Kong	5.0%
United Kingdom	4.3%
Other	21.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	5.8
Nestle SA (Reg. S) (Switzerland, Food Products)	5.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.7
AIA Group Ltd. (Hong Kong, Insurance)	3.3
Keyence Corp. (Japan, Electronic Equipment & Components)	3.1
Linde PLC (Germany, Chemicals)	2.5
Recruit Holdings Co. Ltd. (Japan, Professional Services)	2.3
Atlas Copco AB (A Shares) (Sweden, Machinery)	2.2
SAP SE (Germany, Software)	2.2
34.3

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	26.2
Industrials	22.4
Financials	14.0
Health Care	10.3
Consumer Discretionary	7.9
Consumer Staples	5.9
Communication Services	5.3
Materials	5.1
Real Estate	0.8
Energy	0.5

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.9%
CSL Ltd.	479,003	$100,058,029
Bailiwick of Jersey - 1.7%
Experian PLC	2,276,400	87,758,830
Belgium - 0.6%
UCB SA	332,800	30,832,384
Canada - 2.4%
CAE, Inc.	925,000	28,973,274
Canadian National Railway Co.	182,600	19,658,673
Canadian Pacific Railway Ltd.	112,900	42,133,474
Franco-Nevada Corp.	251,100	34,980,151

TOTAL CANADA		125,745,572

Cayman Islands - 2.3%
Alibaba Group Holding Ltd. (a)	170,600	4,931,657
Alibaba Group Holding Ltd. sponsored ADR (a)	225,800	52,148,510
Tencent Holdings Ltd.	757,700	60,443,274

TOTAL CAYMAN ISLANDS		117,523,441

Denmark - 1.0%
Vestas Wind Systems A/S	1,190,000	49,674,718
Finland - 1.0%
Kone OYJ (B Shares)	639,200	50,212,365
France - 7.4%
Edenred SA	791,648	44,875,428
Legrand SA	605,200	58,935,738
LVMH Moet Hennessy Louis Vuitton SE	265,000	199,637,881
Safran SA	360,000	53,751,129
Sanofi SA	193,200	20,255,548

TOTAL FRANCE		377,455,724

Germany - 6.3%
Deutsche Borse AG	247,200	42,588,215
Linde PLC	453,779	129,678,614
SAP SE	798,301	111,778,675
Vonovia SE (b)	610,750	40,120,741
Vonovia SE rights 5/20/21 (a)(b)(c)	748,600	1,521,007

TOTAL GERMANY		325,687,252

Hong Kong - 5.0%
AIA Group Ltd.	13,260,000	168,303,558
Hong Kong Exchanges and Clearing Ltd.	1,451,000	87,795,050

TOTAL HONG KONG		256,098,608

India - 1.3%
Housing Development Finance Corp. Ltd.	639,978	20,914,331
Kotak Mahindra Bank Ltd. (a)	850,000	20,072,649
Reliance Industries Ltd.	180,000	4,847,883
Reliance Industries Ltd. sponsored GDR (d)	365,000	19,746,500

TOTAL INDIA		65,581,363

Ireland - 1.0%
CRH PLC sponsored ADR	1,046,366	49,461,721
Italy - 0.8%
Interpump Group SpA	755,126	40,217,765
Japan - 14.2%
Azbil Corp.	1,275,570	51,587,697
FANUC Corp.	378,900	87,254,201
Hoya Corp.	876,700	99,750,796
Keyence Corp.	335,048	161,009,433
Lasertec Corp.	304,900	53,955,220
Misumi Group, Inc.	2,584,000	72,822,033
Nabtesco Corp.	335,600	15,092,634
OSG Corp.	672,300	11,189,621
Recruit Holdings Co. Ltd.	2,581,800	116,406,890
SHO-BOND Holdings Co. Ltd.	720,600	30,066,209
USS Co. Ltd.	1,737,000	31,485,012

TOTAL JAPAN		730,619,746

Kenya - 0.6%
Safaricom Ltd.	76,197,100	28,507,677
Korea (South) - 0.0%
SK IE Technology Co. Ltd. (a)(c)(d)	16,700	1,568,033
Netherlands - 6.6%
Airbus Group NV	320,000	38,483,105
ASML Holding NV (Netherlands)	461,200	299,384,286

TOTAL NETHERLANDS		337,867,391

New Zealand - 0.3%
Auckland International Airport Ltd.	2,810,440	15,264,635
Norway - 1.2%
Adevinta ASA Class B (a)	1,339,158	24,534,070
Schibsted ASA (B Shares)	827,800	36,298,294

TOTAL NORWAY		60,832,364

South Africa - 0.6%
Clicks Group Ltd.	1,130,738	18,883,968
Naspers Ltd. Class N	60,000	13,654,801

TOTAL SOUTH AFRICA		32,538,769

Spain - 2.6%
Amadeus IT Holding SA Class A (a)	1,384,800	94,302,237
Cellnex Telecom SA (d)	726,103	41,063,913

TOTAL SPAIN		135,366,150

Sweden - 5.4%
ASSA ABLOY AB (B Shares)	3,664,283	104,445,841
Atlas Copco AB (A Shares) (b)	1,891,600	114,628,205
Epiroc AB (A Shares)	2,702,300	58,575,290

TOTAL SWEDEN		277,649,336

Switzerland - 10.6%
Nestle SA (Reg. S)	2,254,369	269,015,439
Roche Holding AG (participation certificate)	578,213	188,587,552
Schindler Holding AG:
(participation certificate)	165,338	47,035,108
(Reg.)	18,350	5,103,641
Temenos Group AG	219,300	32,201,621

TOTAL SWITZERLAND		541,943,361

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,884,000	81,760,456
United Kingdom - 4.3%
Compass Group PLC (a)	2,775,000	60,368,126
Dechra Pharmaceuticals PLC	338,100	18,836,077
InterContinental Hotel Group PLC ADR (b)	385,470	27,410,772
London Stock Exchange Group PLC	544,200	55,615,988
Rightmove PLC	2,612,800	22,155,622
Spectris PLC	852,657	38,317,866

TOTAL UNITED KINGDOM		222,704,451

United States of America - 17.6%
Alphabet, Inc. Class A (a)	23,636	55,627,326
Autoliv, Inc. (b)	226,669	22,816,502
Black Knight, Inc. (a)	280,700	20,328,294
Lam Research Corp.	122,300	75,881,035
Marsh & McLennan Companies, Inc.	604,851	82,078,281
MasterCard, Inc. Class A	277,600	106,059,856
Moody's Corp.	244,900	80,011,279
MSCI, Inc.	169,900	82,532,323
NICE Systems Ltd. sponsored ADR (a)(b)	257,300	62,068,479
PriceSmart, Inc.	155,186	13,041,831
ResMed, Inc.	378,700	71,184,239
S&P Global, Inc.	200,700	78,351,273
Sherwin-Williams Co.	168,300	46,092,321
Visa, Inc. Class A	459,160	107,241,410

TOTAL UNITED STATES OF AMERICA		903,314,449

TOTAL COMMON STOCKS
(Cost $3,059,925,647)		5,046,244,590

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (e)(f)
(Cost $6,992,915)	63,819	6,992,915

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.04% (g)	70,159,285	70,173,317
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	97,386,537	97,396,275
TOTAL MONEY MARKET FUNDS
(Cost $167,568,449)		167,569,592
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $3,234,487,011)		5,220,807,097
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(87,818,473)
NET ASSETS - 100%		$5,132,988,624

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,378,446 or 1.2% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,992,915 or 0.1% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$6,992,915

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,186
Fidelity Securities Lending Cash Central Fund	51,976
Total	$88,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$268,630,176	$208,186,902	$60,443,274	$--
Consumer Discretionary	412,453,261	133,860,796	278,592,465	--
Consumer Staples	300,941,238	31,925,799	269,015,439	--
Energy	24,594,383	24,594,383	--	--
Financials	718,262,947	549,959,389	168,303,558	--
Health Care	529,504,625	320,661,525	208,843,100	--
Industrials	1,147,683,379	764,029,224	383,654,155	--
Information Technology	1,347,744,908	753,526,339	587,225,654	6,992,915
Materials	261,780,840	260,212,807	1,568,033	--
Real Estate	41,641,748	40,120,741	1,521,007	--
Money Market Funds	167,569,592	167,569,592	--	--
Total Investments in Securities:	$5,220,807,097	$3,254,647,497	$1,959,166,685	$6,992,915

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,223,604) — See accompanying schedule: Unaffiliated issuers (cost $3,066,918,562)	$5,053,237,505
Fidelity Central Funds (cost $167,568,449)	167,569,592
Total Investment in Securities (cost $3,234,487,011)		$5,220,807,097
Foreign currency held at value (cost $472,944)		472,945
Receivable for investments sold		7,338,479
Receivable for fund shares sold		4,278,365
Dividends receivable		16,768,244
Distributions receivable from Fidelity Central Funds		12,418
Prepaid expenses		1,793
Other receivables		89,628
Total assets		5,249,768,969
Liabilities
Payable for investments purchased
Regular delivery	$8,698,785
Delayed delivery	3,104,721
Payable for fund shares redeemed	2,989,515
Accrued management fee	3,476,979
Distribution and service plan fees payable	111,516
Other affiliated payables	681,182
Other payables and accrued expenses	322,075
Collateral on securities loaned	97,395,572
Total liabilities		116,780,345
Net Assets		$5,132,988,624
Net Assets consist of:
Paid in capital		$3,210,321,948
Total accumulated earnings (loss)		1,922,666,676
Net Assets		$5,132,988,624
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($212,470,786 ÷ 11,003,205 shares)(a)		$19.31
Maximum offering price per share (100/94.25 of $19.31)		$20.49
Class M:
Net Asset Value and redemption price per share ($36,154,595 ÷ 1,880,593 shares)(a)		$19.23
Maximum offering price per share (100/96.50 of $19.23)		$19.93
Class C:
Net Asset Value and offering price per share ($61,418,487 ÷ 3,269,917 shares)(a)		$18.78
International Growth:
Net Asset Value, offering price and redemption price per share ($1,569,021,812 ÷ 80,532,477 shares)		$19.48
Class I:
Net Asset Value, offering price and redemption price per share ($1,808,915,748 ÷ 93,083,223 shares)		$19.43
Class Z:
Net Asset Value, offering price and redemption price per share ($1,445,007,196 ÷ 74,218,297 shares)		$19.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$36,670,774
Income from Fidelity Central Funds (including $51,976 from security lending)		88,162
Income before foreign taxes withheld		36,758,936
Less foreign taxes withheld		(4,476,186)
Total income		32,282,750
Expenses
Management fee
Basic fee	$16,692,683
Performance adjustment	2,069,270
Transfer agent fees	3,261,815
Distribution and service plan fees	648,436
Accounting fees	781,335
Custodian fees and expenses	172,953
Independent trustees' fees and expenses	10,503
Registration fees	100,672
Audit	57,497
Legal	5,033
Miscellaneous	10,290
Total expenses before reductions	23,810,487
Expense reductions	(122,535)
Total expenses after reductions		23,687,952
Net investment income (loss)		8,594,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $596,045)	105,442,414
Fidelity Central Funds	17,645
Foreign currency transactions	87,985
Total net realized gain (loss)		105,548,044
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $201,657)	764,763,224
Assets and liabilities in foreign currencies	(79,723)
Total change in net unrealized appreciation (depreciation)		764,683,501
Net gain (loss)		870,231,545
Net increase (decrease) in net assets resulting from operations		$878,826,343

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,594,798	$8,696,814
Net realized gain (loss)	105,548,044	(71,432,021)
Change in net unrealized appreciation (depreciation)	764,683,501	365,928,504
Net increase (decrease) in net assets resulting from operations	878,826,343	303,193,297
Distributions to shareholders	(6,966,212)	(37,153,475)
Share transactions - net increase (decrease)	(24,295,142)	692,520,315
Total increase (decrease) in net assets	847,564,989	958,560,137
Net Assets
Beginning of period	4,285,423,635	3,326,863,498
End of period	$5,132,988,624	$4,285,423,635

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Growth Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.06	$15.03	$12.47	$13.34	$10.88	$11.30
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	.15B	.09	.07	.12C
Net realized and unrealized gain (loss)	3.24	1.16	2.48	(.90)	2.49	(.48)
Total from investment operations	3.25	1.15	2.63	(.81)	2.56	(.36)
Distributions from net investment income	–	(.12)	(.07)	(.04)	(.10)	(.05)
Distributions from net realized gain	–	–	–	(.02)	–	(.01)
Total distributions	–	(.12)	(.07)	(.06)	(.10)	(.06)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.31	$16.06	$15.03	$12.47	$13.34	$10.88
Total ReturnE,F,G	20.24%	7.66%	21.25%	(6.12)%	23.80%	(3.22)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.26%J	1.30%	1.28%	1.24%	1.28%	1.27%
Expenses net of fee waivers, if any	1.26%J	1.30%	1.28%	1.23%	1.28%	1.27%
Expenses net of all reductions	1.25%J	1.29%	1.27%	1.22%	1.27%	1.27%
Net investment income (loss)	.06%J	(.08)%	1.14%B	.64%	.62%	1.05%C
Supplemental Data
Net assets, end of period (000 omitted)	$212,471	$174,561	$164,247	$138,802	$156,988	$221,861
Portfolio turnover rateK	26%J	23%	21%	34%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .65%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .68%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$14.99	$12.43	$13.30	$10.84	$11.26
Income from Investment Operations
Net investment income (loss)A	(.02)	(.06)	.11B	.05	.04	.08C
Net realized and unrealized gain (loss)	3.24	1.15	2.48	(.90)	2.49	(.48)
Total from investment operations	3.22	1.09	2.59	(.85)	2.53	(.40)
Distributions from net investment income	–	(.07)	(.03)	(.01)	(.07)	(.01)
Distributions from net realized gain	–	–	–	(.02)	–	(.01)
Total distributions	–	(.07)	(.03)	(.02)D	(.07)	(.02)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$19.23	$16.01	$14.99	$12.43	$13.30	$10.84
Total ReturnF,G,H	20.11%	7.27%	20.92%	(6.40)%	23.51%	(3.58)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.53%K	1.59%	1.58%	1.54%	1.59%	1.61%
Expenses net of fee waivers, if any	1.53%K	1.59%	1.58%	1.53%	1.59%	1.61%
Expenses net of all reductions	1.53%K	1.58%	1.58%	1.52%	1.58%	1.61%
Net investment income (loss)	(.22)%K	(.37)%	.83%B	.34%	.31%	.71%C
Supplemental Data
Net assets, end of period (000 omitted)	$36,155	$30,353	$28,534	$26,479	$33,597	$27,966
Portfolio turnover rateL	26%K	23%	21%	34%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .34%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.68	$14.68	$12.20	$13.10	$10.67	$11.12
Income from Investment Operations
Net investment income (loss)A	(.06)	(.13)	.05B	(.01)	(.02)	.03C
Net realized and unrealized gain (loss)	3.16	1.13	2.43	(.89)	2.47	(.47)
Total from investment operations	3.10	1.00	2.48	(.90)	2.45	(.44)
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	–	–	–	–	–	(.01)
Total distributions	–	–	–	–	(.02)	(.01)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$18.78	$15.68	$14.68	$12.20	$13.10	$10.67
Total ReturnE,F,G	19.77%	6.81%	20.33%	(6.87)%	22.96%	(3.98)%
Ratios to Average Net AssetsH,I
Expenses before reductions	2.03%J	2.07%	2.04%	1.99%	2.04%	2.07%
Expenses net of fee waivers, if any	2.03%J	2.07%	2.04%	1.99%	2.04%	2.07%
Expenses net of all reductions	2.02%J	2.06%	2.03%	1.98%	2.04%	2.06%
Net investment income (loss)	(.71)%J	(.85)%	.38%B	(.11)%	(.15)%	.26%C
Supplemental Data
Net assets, end of period (000 omitted)	$61,418	$55,013	$57,291	$60,489	$68,908	$52,738
Portfolio turnover rateK	26%J	23%	21%	34%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11) %.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.20	$15.16	$12.57	$13.45	$10.97	$11.38
Income from Investment Operations
Net investment income (loss)A	.03	.03	.19B	.13	.10	.15C
Net realized and unrealized gain (loss)	3.27	1.17	2.51	(.92)	2.51	(.47)
Total from investment operations	3.30	1.20	2.70	(.79)	2.61	(.32)
Distributions from net investment income	(.02)	(.16)	(.11)	(.08)	(.13)	(.08)
Distributions from net realized gain	–	–	–	(.02)	–	(.01)
Total distributions	(.02)	(.16)	(.11)	(.09)D	(.13)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$19.48	$16.20	$15.16	$12.57	$13.45	$10.97
Total ReturnF,G	20.38%	7.93%	21.66%	(5.89)%	24.14%	(2.87)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.97%J	1.01%	.99%	.95%	1.03%	.99%
Expenses net of fee waivers, if any	.97%J	1.01%	.99%	.95%	1.03%	.99%
Expenses net of all reductions	.96%J	1.00%	.99%	.94%	1.03%	.98%
Net investment income (loss)	.35%J	.21%	1.42%B	.93%	.87%	1.34%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,569,022	$1,292,392	$1,040,532	$811,101	$961,775	$1,038,771
Portfolio turnover rateK	26%J	23%	21%	34%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .93%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .96%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.16	$15.13	$12.55	$13.43	$10.95	$11.36
Income from Investment Operations
Net investment income (loss)A	.03	.03	.20B	.13	.11	.15C
Net realized and unrealized gain (loss)	3.26	1.16	2.49	(.91)	2.51	(.47)
Total from investment operations	3.29	1.19	2.69	(.78)	2.62	(.32)
Distributions from net investment income	(.02)	(.16)	(.11)	(.09)	(.14)	(.08)
Distributions from net realized gain	–	–	–	(.02)	–	(.01)
Total distributions	(.02)	(.16)	(.11)	(.10)D	(.14)	(.09)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$19.43	$16.16	$15.13	$12.55	$13.43	$10.95
Total ReturnF,G	20.39%	7.90%	21.64%	(5.83)%	24.23%	(2.87)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	1.01%	.97%	.93%	.98%	.98%
Expenses net of fee waivers, if any	.98%J	1.01%	.97%	.93%	.98%	.98%
Expenses net of all reductions	.97%J	1.00%	.97%	.92%	.97%	.98%
Net investment income (loss)	.34%J	.21%	1.44%B	.94%	.92%	1.34%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,808,916	$1,382,837	$953,360	$660,961	$728,227	$359,676
Portfolio turnover rateK	26%J	23%	21%	34%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .96%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Growth Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.19	$15.16	$12.57	$13.45	$10.97	$11.38
Income from Investment Operations
Net investment income (loss)A	.04	.05	.22B	.15	.13	.16C
Net realized and unrealized gain (loss)	3.28	1.16	2.50	(.91)	2.50	(.47)
Total from investment operations	3.32	1.21	2.72	(.76)	2.63	(.31)
Distributions from net investment income	(.04)	(.18)	(.13)	(.10)	(.15)	(.09)
Distributions from net realized gain	–	–	–	(.02)	–	(.01)
Total distributions	(.04)	(.18)	(.13)	(.12)	(.15)	(.10)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$19.47	$16.19	$15.16	$12.57	$13.45	$10.97
Total ReturnE,F	20.53%	8.01%	21.85%	(5.71)%	24.33%	(2.73)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.88%	.84%	.80%	.84%	.85%
Expenses net of fee waivers, if any	.85%I	.88%	.84%	.80%	.84%	.85%
Expenses net of all reductions	.85%I	.87%	.84%	.79%	.84%	.84%
Net investment income (loss)	.46%I	.34%	1.57%B	1.08%	1.05%	1.48%C
Supplemental Data
Net assets, end of period (000 omitted)	$1,445,007	$1,350,267	$1,082,899	$556,558	$373,878	$16,977
Portfolio turnover rateJ	26%I	23%	21%	34%	22%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.08%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Growth Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,011,215,831
Gross unrealized depreciation	(31,964,403)
Net unrealized appreciation (depreciation)	$1,979,251,428
Tax cost	$3,241,555,669

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(145,416,972)
Long-term	(24,333,722)
Total capital loss carryforward	$(169,750,694)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	621,144,532	620,537,306

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- 20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of International Growth as compared to its benchmark index, the MSCI EAFE Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$253,269	$8,549
Class M	.25%	.25%	87,436	947
Class C	.75%	.25%	307,731	31,249
			$648,436	$40,745

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36,753
Class M	2,385
Class C(a)	2,269
$41,407

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$202,704.20
Class M	39,437.23
Class C	67,773.22
International Growth	1,208,317.16
Class I	1,429,586.17
Class Z	313,998.04
	$3,261,815

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Growth Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Growth Fund	$1,171

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Growth Fund	23,835,845	17,358,467

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity International Growth Fund	$4,814

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Growth Fund	$2,104	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $115,221 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,314.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Growth Fund
Distributions to shareholders
Class A	$–	$1,293,004
Class M	–	126,570
International Growth	1,609,059	11,436,124
Class I	2,023,232	10,268,278
Class Z	3,333,921	14,029,499
Total	$6,966,212	$37,153,475

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity International Growth Fund
Class A
Shares sold	1,321,851	2,989,987	$24,426,528	$46,017,495
Reinvestment of distributions	–	82,376	–	1,271,885
Shares redeemed	(1,188,822)	(3,126,648)	(22,039,899)	(46,955,285)
Net increase (decrease)	133,029	(54,285)	$2,386,629	$334,095
Class M
Shares sold	164,903	343,032	$3,007,961	$5,286,547
Reinvestment of distributions	–	8,192	–	126,490
Shares redeemed	(180,191)	(359,470)	(3,288,765)	(5,488,737)
Net increase (decrease)	(15,288)	(8,246)	$(280,804)	$(75,700)
Class C
Shares sold	244,171	519,965	$4,350,501	$7,918,151
Shares redeemed	(482,575)	(913,274)	(8,718,833)	(13,538,212)
Net increase (decrease)	(238,404)	(393,309)	$(4,368,332)	$(5,620,061)
International Growth
Shares sold	13,229,787	37,056,964	$245,317,288	$574,286,693
Reinvestment of distributions	82,672	682,465	1,489,742	10,605,506
Shares redeemed	(12,570,195)	(26,595,096)	(233,949,856)	(398,275,317)
Net increase (decrease)	742,264	11,144,333	$12,857,174	$186,616,882
Class I
Shares sold	18,229,712	49,267,116	$336,962,722	$739,103,903
Reinvestment of distributions	107,536	633,597	1,933,497	9,820,759
Shares redeemed	(10,828,331)	(27,351,629)	(201,668,550)	(417,449,643)
Net increase (decrease)	7,508,917	22,549,084	$137,227,669	$331,475,019
Class Z
Shares sold	8,512,881	38,341,456	$158,069,111	$574,337,458
Reinvestment of distributions	105,898	522,005	1,906,164	8,101,516
Shares redeemed	(17,778,114)	(26,937,241)	(332,092,753)	(402,648,894)
Net increase (decrease)	(9,159,335)	11,926,220	$(172,117,478)	$179,790,080

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Growth Fund
Class A	1.26%
Actual		$1,000.00	$1,202.40	$6.88
Hypothetical-C		$1,000.00	$1,018.55	$6.31
Class M	1.53%
Actual		$1,000.00	$1,201.10	$8.35
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Class C	2.03%
Actual		$1,000.00	$1,197.70	$11.06
Hypothetical-C		$1,000.00	$1,014.73	$10.14
International Growth	.97%
Actual		$1,000.00	$1,203.80	$5.30
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class I	.98%
Actual		$1,000.00	$1,203.90	$5.36
Hypothetical-C		$1,000.00	$1,019.93	$4.91
Class Z	.85%
Actual		$1,000.00	$1,205.30	$4.65
Hypothetical-C		$1,000.00	$1,020.58	$4.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Growth Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGF-SANN-0621
1.912353.111

Fidelity® Series Emerging Markets Fund

Fidelity® Series Emerging Markets Opportunities Fund

Fidelity® Series International Growth Fund

Fidelity® Series International Small Cap Fund

Fidelity® Series International Value Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Fidelity® Series Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series Emerging Markets Opportunities Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Growth Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Small Cap Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Series International Value Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Series Emerging Markets Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	26.0%
Korea (South)	15.7%
Taiwan	12.4%
China	11.6%
India	9.8%
Brazil	5.6%
United States of America*	4.4%
South Africa	3.5%
Mexico	2.3%
Other	8.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	98.8
Short-Term Investments and Net Other Assets (Liabilities)	1.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	6.0
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.3
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	2.3
MediaTek, Inc. (Taiwan, Semiconductors & Semiconductor Equipment)	2.2
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.1
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	2.0
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares) (China, Health Care Equipment & Supplies)	1.7
Impala Platinum Holdings Ltd. (South Africa, Metals & Mining)	1.3
35.6

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	21.3
Consumer Discretionary	18.6
Financials	18.1
Communication Services	12.2
Materials	7.1
Energy	5.8
Consumer Staples	4.4
Health Care	4.2
Industrials	2.8
Utilities	0.8

Fidelity® Series Emerging Markets Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
Bermuda - 0.5%
China Gas Holdings Ltd.	5,129,800	$18,524,140
Brazil - 3.4%
Atacadao SA	3,333,900	13,330,567
Azul SA sponsored ADR (a)(b)	337,260	7,176,893
B3 SA - Brasil Bolsa Balcao	1,046,900	9,925,415
Natura & Co. Holding SA (a)	2,578,866	23,139,317
Rumo SA (a)	2,289,500	8,429,598
Suzano Papel e Celulose SA (a)	2,058,400	26,021,544
Vale SA	1,222,100	24,527,267
YDUQS Participacoes SA	1,836,000	9,889,703

TOTAL BRAZIL		122,440,304

Cayman Islands - 26.0%
Airtac International Group	219,000	9,247,450
Alibaba Group Holding Ltd. sponsored ADR (a)	928,870	214,522,527
Baidu.com, Inc. sponsored ADR (a)	75,605	15,902,000
Bilibili, Inc.:
ADR (a)	244,400	27,094,184
Class Z (a)	80,500	9,233,755
China Feihe Ltd. (c)	3,000,000	8,554,601
China Yongda Automobiles Services Holdings Ltd.	5,433,500	9,848,885
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,794,325	7,749,941
JD Health International, Inc. (c)	626,700	9,762,248
JD.com, Inc.:
Class A	216,400	8,357,055
sponsored ADR (a)	518,822	40,136,070
JOYY, Inc. ADR (b)	198,500	18,869,410
Kuaishou Technology Class B (c)	243,700	8,251,180
Li Ning Co. Ltd.	4,001,000	32,655,969
Longfor Properties Co. Ltd. (c)	1,703,500	10,625,287
Meituan Class B (a)(c)	1,978,000	75,883,493
NetEase, Inc. ADR	78,300	8,774,298
New Oriental Education & Technology Group, Inc. sponsored ADR	1,604,400	24,483,144
Pinduoduo, Inc. ADR (a)	213,100	28,540,483
Shenzhou International Group Holdings Ltd.	1,072,600	23,596,123
Silergy Corp.	78,000	8,164,251
Sunny Optical Technology Group Co. Ltd.	347,700	8,477,922
Tencent Holdings Ltd.	2,687,825	214,413,281
Trip.com Group Ltd. ADR (a)	803,400	31,396,872
Xiaomi Corp. Class B (a)(c)	2,358,200	7,468,278
XPeng, Inc. ADR (a)(b)	894,000	26,739,540
Zai Lab Ltd. (a)	176,000	29,262,399
ZTO Express, Inc.	178,250	5,664,653

TOTAL CAYMAN ISLANDS		923,675,299

Chile - 0.7%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	478,857	25,254,918
China - 11.6%
Angel Yeast Co. Ltd. (A Shares)	1,674,342	15,187,667
China Construction Bank Corp. (H Shares)	55,767,800	44,019,847
China Jushi Co. Ltd. (A Shares)	4,269,686	11,885,339
China Life Insurance Co. Ltd. (H Shares)	8,208,000	16,638,849
China Merchants Bank Co. Ltd. (H Shares)	3,831,500	30,902,575
China Oilfield Services Ltd. (H Shares)	7,078,000	6,524,216
China Petroleum & Chemical Corp. (H Shares)	63,806,000	31,469,484
Contemporary Amperex Technology Co. Ltd.	150,800	9,042,409
Haier Smart Home Co. Ltd. (A Shares)	2,538,800	12,993,040
Industrial & Commercial Bank of China Ltd. (H Shares)	27,450,000	17,881,240
Kweichow Moutai Co. Ltd. (A Shares)	74,189	22,998,533
Midea Group Co. Ltd. (A Shares)	1,924,164	23,829,494
Pharmaron Beijing Co. Ltd. (H Shares) (c)	1,221,500	25,333,417
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,196,700	34,851,298
Shenzhen Inovance Technology Co. Ltd. (A Shares)	853,260	11,790,238
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	832,928	60,004,012
WuXi AppTec Co. Ltd. (H Shares) (c)	908,900	21,494,632
Yantai Jereh Oilfield Services (A Shares)	1,180,791	6,021,149
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,984,132	9,874,119

TOTAL CHINA		412,741,558

Cyprus - 0.2%
TCS Group Holding PLC GDR	147,791	8,542,320
Hong Kong - 0.3%
CNOOC Ltd.	9,259,000	9,821,912
Hungary - 0.5%
OTP Bank PLC (a)	188,896	8,497,922
Richter Gedeon PLC	284,281	8,136,751

TOTAL HUNGARY		16,634,673

India - 9.8%
Axis Bank Ltd. (a)	4,832,616	46,652,315
Axis Bank Ltd. GDR (Reg. S) (a)	98,526	4,675,059
Bharti Airtel Ltd.	4,045,910	29,324,721
HDFC Bank Ltd. (a)	1,228,200	23,341,290
Housing Development Finance Corp. Ltd.	701,594	22,927,927
ICICI Bank Ltd. (a)	4,648,215	37,661,631
Indraprastha Gas Ltd.	1,555,180	10,688,122
Infosys Ltd.	1,118,874	20,338,891
Kotak Mahindra Bank Ltd. (a)	671,876	15,866,272
Larsen & Toubro Ltd.	473,697	8,574,264
Petronet LNG Ltd.	1,717,634	5,565,408
Reliance Industries Ltd.	3,019,600	81,325,936
Reliance Industries Ltd. sponsored GDR (c)	122,400	6,621,840
Shriram Transport Finance Co. Ltd.	1,443,176	26,212,192
Tech Mahindra Ltd.	746,573	9,682,111

TOTAL INDIA		349,457,979

Indonesia - 1.4%
PT Bank Central Asia Tbk	11,613,500	25,747,479
PT Bank Mandiri (Persero) Tbk	41,370,500	17,613,950
PT Bank Rakyat Indonesia Tbk	21,324,000	5,978,692
PT Telekomunikasi Indonesia Tbk Series B	90	20

TOTAL INDONESIA		49,340,141

Korea (South) - 15.7%
Hana Financial Group, Inc.	390,919	15,957,946
Hansol Chemical Co. Ltd.	79,689	17,636,931
Hyundai Motor Co.	104,629	19,835,236
Kakao Corp.	274,401	27,850,372
KB Financial Group, Inc.	624,901	30,599,877
Kia Corp.	227,554	15,668,400
LG Chemical Ltd.	34,380	28,653,074
LG Household & Health Care Ltd.	13,279	18,274,834
LG Innotek Co. Ltd.	44,216	7,947,398
NAVER Corp.	93,746	30,137,074
POSCO	105,183	34,193,069
Samsung Electronics Co. Ltd.	2,566,193	187,023,580
Samsung Life Insurance Co. Ltd.	114,330	8,352,793
Samsung SDI Co. Ltd.	29,306	17,138,931
Shinhan Financial Group Co. Ltd.	476,452	17,030,755
SK Hynix, Inc.	621,457	71,132,897
SK Telecom Co. Ltd.	34,742	9,412,645
Soulbrain Co. Ltd.	7,277	2,315,303

TOTAL KOREA (SOUTH)		559,161,115

Mexico - 2.3%
CEMEX S.A.B. de CV sponsored ADR (a)	2,959,540	23,350,771
Gruma S.A.B. de CV Series B	589,998	6,416,086
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	523,270	8,850,152
Grupo Aeroportuario Norte S.A.B. de CV (a)	1,629,300	10,131,146
Grupo Financiero Banorte S.A.B. de CV Series O	3,871,295	22,025,312
Wal-Mart de Mexico SA de CV Series V	2,792,200	9,140,089

TOTAL MEXICO		79,913,556

Netherlands - 0.6%
Yandex NV Series A (a)	338,082	22,161,275
Philippines - 0.3%
Ayala Land, Inc.	17,400,700	11,596,865
Russia - 2.0%
Lukoil PJSC	327,688	25,269,520
NOVATEK OAO GDR (Reg. S)	88,847	15,996,902
Sberbank of Russia	7,805,207	30,836,303

TOTAL RUSSIA		72,102,725

Saudi Arabia - 0.5%
Al Rajhi Bank	611,051	16,114,592
South Africa - 3.5%
Absa Group Ltd.	1,624,034	13,712,323
AngloGold Ashanti Ltd.	503,664	10,389,204
Capitec Bank Holdings Ltd.	90,673	9,293,318
Impala Platinum Holdings Ltd.	2,535,699	47,382,178
Naspers Ltd. Class N	189,277	43,075,662

TOTAL SOUTH AFRICA		123,852,685

Taiwan - 12.4%
E.SUN Financial Holdings Co. Ltd.	12,741,299	12,287,637
eMemory Technology, Inc.	726,000	26,758,991
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,152,000	33,839,041
International Games Systems Co. Ltd.	322,000	8,906,996
Largan Precision Co. Ltd.	94,000	10,461,263
MediaTek, Inc.	1,802,000	76,413,312
Realtek Semiconductor Corp.	796,000	15,153,766
Taiwan Semiconductor Manufacturing Co. Ltd.	11,389,000	239,745,065
Unimicron Technology Corp.	3,761,000	15,477,366

TOTAL TAIWAN		439,043,437

Thailand - 1.7%
CP ALL PCL (For. Reg.)	11,024,700	22,120,185
Siam Commercial Bank PCL (For. Reg.)	5,077,300	17,114,494
Thai Beverage PCL	41,480,200	22,286,938

TOTAL THAILAND		61,521,617

United States of America - 0.3%
Coupang, Inc. Class A (a)(b)	250,600	10,500,140
TOTAL COMMON STOCKS
(Cost $2,405,716,085)		3,332,401,251

Nonconvertible Preferred Stocks - 2.2%
Brazil - 2.2%
Azul SA (a)	2,127,002	15,075,262
Banco Bradesco SA (PN)	2,785,772	12,231,232
Itau Unibanco Holding SA	7,037,800	35,668,051
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,267,520	10,964,048
sponsored ADR	534,700	4,534,256
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $74,185,899)		78,472,849
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 5/27/21 to 7/8/21 (Cost $9,259,771)(d)	9,260,000	9,259,912
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.04% (e)	112,440,805	112,463,293
Fidelity Securities Lending Cash Central Fund 0.04%(e)(f)	25,401,610	25,404,150
TOTAL MONEY MARKET FUNDS
(Cost $137,867,443)		137,867,443
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,627,029,198)		3,558,001,455
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,315,906)
NET ASSETS - 100%		$3,556,685,549

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,548	June 2021	$103,452,840	$723,537	$723,537

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $181,744,917 or 5.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,402,928.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,689
Fidelity Securities Lending Cash Central Fund	94,228
Total	$141,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$430,331,211	$206,505,265	$223,825,946	$--
Consumer Discretionary	661,714,084	586,685,244	75,028,840	--
Consumer Staples	161,448,817	161,448,817	--	--
Energy	204,114,671	147,375,667	56,739,004	--
Financials	639,160,906	386,567,106	252,593,800	--
Health Care	151,981,152	122,718,753	29,262,399	--
Industrials	103,856,184	98,191,531	5,664,653	--
Information Technology	755,223,063	495,139,107	260,083,956	--
Materials	251,609,598	159,645,147	91,964,451	--
Real Estate	22,222,152	22,222,152	--	--
Utilities	29,212,262	29,212,262	--	--
Government Obligations	9,259,912	--	9,259,912	--
Money Market Funds	137,867,443	137,867,443	--	--
Total Investments in Securities:	$3,558,001,455	$2,553,578,494	$1,004,422,961	$--
Derivative Instruments:
Assets
Futures Contracts	$723,537	$723,537	$--	$--
Total Assets	$723,537	$723,537	$--	$--
Total Derivative Instruments:	$723,537	$723,537	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$723,537	$0
Total Equity Risk	723,537	0
Total Value of Derivatives	$723,537	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,277,983) — See accompanying schedule: Unaffiliated issuers (cost $2,489,161,755)	$3,420,134,012
Fidelity Central Funds (cost $137,867,443)	137,867,443
Total Investment in Securities (cost $2,627,029,198)		$3,558,001,455
Cash		280,396
Foreign currency held at value (cost $138,726)		142,754
Receivable for investments sold		8,313,093
Receivable for fund shares sold		42,816,841
Dividends receivable		3,594,573
Distributions receivable from Fidelity Central Funds		9,992
Receivable from investment adviser for expense reductions		74,304
Other receivables		1,137,375
Total assets		3,614,370,783
Liabilities
Payable for investments purchased	$22,177,088
Payable for fund shares redeemed	2,371,281
Payable for daily variation margin on futures contracts	1,168,413
Other payables and accrued expenses	6,564,302
Collateral on securities loaned	25,404,150
Total liabilities		57,685,234
Net Assets		$3,556,685,549
Net Assets consist of:
Paid in capital		$2,700,049,226
Total accumulated earnings (loss)		856,636,323
Net Assets		$3,556,685,549
Net Asset Value, offering price and redemption price per share ($3,556,685,549 ÷ 299,714,375 shares)		$11.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$23,274,738
Interest		2,059
Income from Fidelity Central Funds (including $94,228 from security lending)		141,917
Income before foreign taxes withheld		23,418,714
Less foreign taxes withheld		(3,301,023)
Total income		20,117,691
Expenses
Custodian fees and expenses	$649,390
Independent trustees' fees and expenses	7,331
Total expenses before reductions	656,721
Expense reductions	(422,150)
Total expenses after reductions		234,571
Net investment income (loss)		19,883,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,685,740
Fidelity Central Funds	788
Foreign currency transactions	(539,546)
Futures contracts	16,165,484
Total net realized gain (loss)		239,312,466
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,537,946)	465,084,095
Assets and liabilities in foreign currencies	47,170
Futures contracts	661,098
Total change in net unrealized appreciation (depreciation)		465,792,363
Net gain (loss)		705,104,829
Net increase (decrease) in net assets resulting from operations		$724,987,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,883,120	$46,450,568
Net realized gain (loss)	239,312,466	(307,528,006)
Change in net unrealized appreciation (depreciation)	465,792,363	470,169,310
Net increase (decrease) in net assets resulting from operations	724,987,949	209,091,872
Distributions to shareholders	(47,189,249)	(52,999,079)
Share transactions
Proceeds from sales of shares	276,899,732	1,051,915,311
Reinvestment of distributions	47,189,249	52,999,079
Cost of shares redeemed	(441,077,120)	(330,297,414)
Net increase (decrease) in net assets resulting from share transactions	(116,988,139)	774,616,976
Total increase (decrease) in net assets	560,810,561	930,709,769
Net Assets
Beginning of period	2,995,874,988	2,065,165,219
End of period	$3,556,685,549	$2,995,874,988
Other Information
Shares
Sold	23,383,989	123,836,770
Issued in reinvestment of distributions	4,297,746	5,532,263
Redeemed	(38,387,780)	(36,708,531)
Net increase (decrease)	(10,706,045)	92,660,502

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$9.65	$9.48	$8.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.17	.30C	.01
Net realized and unrealized gain (loss)	2.31	.22	.35	(1.14)
Total from investment operations	2.38	.39	.65	(1.13)
Distributions from net investment income	(.16)	(.22)	(.04)	–
Total distributions	(.16)	(.22)	(.04)	–
Net asset value, end of period	$11.87	$9.65	$9.48	$8.87
Total ReturnD,E	24.76%	4.16%	7.33%	(11.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.04%	.04%H
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%H
Expenses net of all reductions	.01%H	.01%	.01%	.01%H
Net investment income (loss)	1.14%H	1.86%	3.24%C	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,556,686	$2,995,875	$2,065,165	$1,431,017
Portfolio turnover rateI	74%H	117%J	47%	15%J,K

 A For the period August 29, 2018 (commencement of operations) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.07 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Cayman Islands	26.1%
Korea (South)	14.1%
India	10.6%
Taiwan	9.0%
China	8.5%
Brazil	5.6%
United States of America*	5.1%
South Africa	3.5%
Russia	2.8%
Other	14.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks and Equity Futures	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	7.1
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.0
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	5.6
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.1
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	2.2
Bilibili, Inc. ADR (Cayman Islands, Entertainment)	1.6
HDFC Bank Ltd. (India, Banks)	1.5
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.4
China Construction Bank Corp. (H Shares) (China, Banks)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
33.2

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	20.7
Consumer Discretionary	18.3
Financials	17.2
Communication Services	11.1
Materials	8.5
Consumer Staples	5.6
Health Care	4.5
Energy	4.2
Industrials	3.2
Utilities	2.3

Fidelity® Series Emerging Markets Opportunities Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Belgium - 0.4%
Titan Cement International Trading SA (a)	6,139,100	$124,291,543
VGP NV	33,720	5,886,389

TOTAL BELGIUM		130,177,932

Bermuda - 1.0%
AGTech Holdings Ltd. (b)	55,756,000	2,225,144
China Gas Holdings Ltd.	20,593,600	74,365,225
Credicorp Ltd. (United States)	943,823	112,692,466
Huanxi Media Group Ltd. (b)	108,890,000	33,503,537
Kerry Properties Ltd.	7,120,500	24,016,877
Kunlun Energy Co. Ltd.	62,020,000	66,589,012
Shangri-La Asia Ltd. (b)	10,318,000	9,829,513

TOTAL BERMUDA		323,221,774

Brazil - 3.3%
Atacadao SA	33,463,600	133,803,885
Azul SA sponsored ADR (b)(c)	2,772,600	59,000,928
Banco do Brasil SA	7,759,838	42,341,583
ENGIE Brasil Energia SA	4,279,200	32,038,561
Equatorial Energia SA	13,818,500	63,826,026
LOG Commercial Properties e Participacoes SA	3,551,011	19,291,121
Natura & Co. Holding SA (b)	18,361,901	164,755,305
Notre Dame Intermedica Participacoes SA	3,441,100	51,482,994
Rumo SA (b)	26,246,900	96,637,181
Suzano Papel e Celulose SA (b)	15,639,200	197,705,077
Telefonica Brasil SA	1,951,800	15,522,272
Terna Participacoes SA unit	5,637,200	43,378,643
Vale SA sponsored ADR (c)	6,665,670	134,113,280

TOTAL BRAZIL		1,053,896,856

British Virgin Islands - 0.2%
Fix Price Group Ltd.:
unit (b)(d)	3,478,300	32,539,497
GDR (Reg. S) (b)	134,500	1,258,248
Mail.Ru Group Ltd. GDR (Reg. S) (b)	858,900	19,153,470

TOTAL BRITISH VIRGIN ISLANDS		52,951,215

Cayman Islands - 26.1%
51job, Inc. sponsored ADR (b)	628,152	38,662,756
Akeso, Inc. (d)	6,417,545	43,993,984
Alibaba Group Holding Ltd. (b)	60,855,160	1,759,183,832
Alibaba Group Holding Ltd. sponsored ADR (b)	111,100	25,658,545
Ant International Co. Ltd. Class C (b)(e)(f)	6,359,848	18,316,362
Anta Sports Products Ltd.	3,793,000	68,117,988
Archosaur Games, Inc. (d)	1,906,000	3,395,969
BeiGene Ltd. ADR (b)	131,900	45,312,926
Bilibili, Inc. ADR (b)(c)	4,531,677	502,381,712
Chailease Holding Co. Ltd.	26,023,796	188,112,607
China Resources Land Ltd.	16,193,720	75,988,683
CIFI Holdings Group Co. Ltd.	30,534,000	27,319,533
CK Asset Holdings Ltd.	2,180,500	13,684,706
ENN Energy Holdings Ltd.	4,659,700	79,423,807
ESR Cayman Ltd. (b)(d)	9,467,200	32,358,683
Haitian International Holdings Ltd.	18,330,306	74,687,546
Hansoh Pharmaceutical Group Co. Ltd. (d)	18,359,724	79,298,219
Huazhu Group Ltd. ADR (b)(c)	1,112,141	65,571,833
Innovent Biologics, Inc. (b)(d)	7,717,362	83,852,512
iQIYI, Inc. ADR (b)	1,206,600	17,749,086
Jacobio Pharmaceuticals Group Co. Ltd. (d)	16,871,528	41,267,939
JD Health International, Inc. (d)	2,256,058	35,143,126
JD.com, Inc. sponsored ADR (b)	2,612,872	202,131,778
JOYY, Inc. ADR	617,994	58,746,510
Kingdee International Software Group Co. Ltd.	14,431,000	47,745,705
KWG Property Holding Ltd.	11,449,500	18,395,257
Li Ning Co. Ltd.	26,614,500	217,226,262
Longfor Properties Co. Ltd. (d)	13,420,666	83,709,088
Meituan Class B (b)(d)	18,405,607	706,108,060
Ming Yuan Cloud Group Holdings Ltd.	710,600	3,302,457
NetEase, Inc. ADR	536,576	60,128,707
New Horizon Health Ltd. (d)	270,000	2,398,378
New Oriental Education & Technology Group, Inc. sponsored ADR	12,362,970	188,658,922
PagSeguro Digital Ltd. (b)(c)	2,166,334	99,088,117
Pinduoduo, Inc. ADR (b)(c)	3,035,208	406,505,407
Pop Mart International Group Ltd. (d)	1,739,500	14,399,260
Shenzhou International Group Holdings Ltd.	7,838,300	172,434,731
Shimao Property Holdings Ltd.	8,123,500	23,530,462
StoneCo Ltd. Class A (b)	775,000	50,096,000
Sunny Optical Technology Group Co. Ltd.	5,639,200	137,499,853
TAL Education Group ADR (b)	2,302,381	131,120,598
Tencent Holdings Ltd.	24,153,062	1,926,739,007
Tencent Music Entertainment Group ADR (b)	1,712,369	29,829,468
Tongdao Liepin Group (b)	7,511,822	25,191,717
Uni-President China Holdings Ltd.	75,434,000	91,867,740
Wuxi Biologics (Cayman), Inc. (b)(d)	10,599,087	148,787,810
XPeng, Inc. ADR (b)(c)	2,680,860	80,184,523
Zai Lab Ltd. (b)	732,168	121,732,908
Zhaoke Ophthalmology Ltd. (b)(d)	3,319,500	5,341,798

TOTAL CAYMAN ISLANDS		8,372,382,877

Chile - 0.6%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	3,615,762	190,695,288
China - 8.3%
Bafang Electric Suzhou Co. Ltd. (A Shares)	1,971,074	65,144,247
Beijing Enlight Media Co. Ltd. (A Shares)	35,324,276	70,992,327
Beijing Sinohytec Co. Ltd. (A Shares)	761,800	31,691,162
China Communications Services Corp. Ltd. (H Shares)	80,788,000	35,049,475
China Construction Bank Corp. (H Shares)	550,466,000	434,505,737
China Longyuan Power Grid Corp. Ltd. (H Shares)	4,461,690	6,570,980
China Merchants Bank Co. Ltd. (H Shares)	34,926,124	281,693,112
China Petroleum & Chemical Corp. (H Shares)	231,492,000	114,173,179
China Tower Corp. Ltd. (H Shares) (d)	114,724,000	16,541,583
Fuyao Glass Industries Group Co. Ltd. (A Shares)	7,543,875	59,817,271
Gemdale Corp. (A Shares)	13,105,700	23,808,300
Glodon Co. Ltd. (A Shares)	2,606,600	29,422,146
Great Wall Motor Co. Ltd. (H Shares)	11,385,500	28,171,518
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	6,219,747	57,561,604
Haier Smart Home Co. Ltd. (b)	14,843,416	64,206,337
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	5,993,969
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)(d)	548,957	10,784,441
Joinn Laboratories China Co. Ltd. (H Shares) (d)	373,200	6,726,272
Midea Group Co. Ltd. (A Shares)	1,918,908	23,764,402
Pharmaron Beijing Co. Ltd. (H Shares) (d)	4,716,608	97,820,546
Ping An Insurance Group Co. of China Ltd. (H Shares)	42,586,500	464,289,680
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	6,812,877	64,408,446
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,781,983	128,373,797
Sinopec Engineering Group Co. Ltd. (H Shares)	34,716,687	21,497,508
Sinopharm Group Co. Ltd. (H Shares)	12,798,800	39,709,192
Thunder Software Technology Co. Ltd. (A Shares)	1,997,600	41,457,876
TravelSky Technology Ltd. (H Shares)	15,605,000	34,272,640
Tsingtao Brewery Co. Ltd. (H Shares)	21,582,000	195,877,957
Venus MedTech Hangzhou, Inc. (H Shares) (b)(d)	5,636,487	50,031,963
WuXi AppTec Co. Ltd. (H Shares) (d)	4,984,004	117,867,019
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	12,319,500	49,165,395

TOTAL CHINA		2,671,390,081

Cyprus - 0.7%
TCS Group Holding PLC GDR	3,957,979	228,771,186
Egypt - 0.0%
Six of October Development & Investment Co.	11,410,084	12,379,140
France - 0.1%
Ubisoft Entertainment SA (b)	375,540	28,182,115
Germany - 0.3%
Delivery Hero AG (b)(d)	500,264	79,420,468
Greece - 0.1%
Piraeus Financial Holdings SA (a)(b)	10,597,000	27,646,328
Hong Kong - 1.3%
AIA Group Ltd.	8,867,800	112,555,225
Antengene Corp. (d)	6,465,365	13,983,217
Antengene Corp.	9,620,100	19,765,929
Antengene Corp.	6,240,060	12,821,133
China Overseas Land and Investment Ltd.	21,451,900	54,294,275
China Resources Beer Holdings Co. Ltd.	15,862,666	128,142,936
Guangdong Investment Ltd.	33,200,000	51,118,020
Hua Hong Semiconductor Ltd. (b)(d)	1,272,000	7,950,256

TOTAL HONG KONG		400,630,991

Hungary - 0.6%
OTP Bank PLC (b)	2,982,900	134,192,633
Richter Gedeon PLC	1,472,000	42,131,897

TOTAL HUNGARY		176,324,530

India - 10.6%
Adani Ports & Special Economic Zone Ltd. (b)	12,931,647	127,482,937
Apollo Hospitals Enterprise Ltd. (b)	556,000	24,006,617
Axis Bank Ltd. (b)	29,407,113	283,885,559
Bajaj Auto Ltd.	286,400	14,826,629
Bajaj Finance Ltd.	2,358,677	173,644,874
Cipla Ltd.(b)	1,182,100	14,531,426
Divi's Laboratories Ltd. (b)	701,800	38,497,836
Embassy Office Parks (REIT)	4,087,400	17,254,232
HDFC Bank Ltd. (b)	25,264,888	480,145,803
Housing Development Finance Corp. Ltd.	279,000	9,117,654
Indraprastha Gas Ltd.	11,617,594	79,843,015
Indus Towers Ltd.	3,759,100	12,817,133
IndusInd Bank Ltd. (b)	8,596,200	108,527,678
Infosys Ltd.	6,026,400	109,547,897
ITC Ltd.	31,186,154	85,319,220
JK Cement Ltd. (a)(b)	4,199,031	159,127,143
Larsen & Toubro Ltd.	7,709,744	139,552,040
Mahanagar Gas Ltd.	3,160,234	48,023,352
Mahindra & Mahindra Ltd.	3,263,400	33,162,807
Manappuram General Finance & Leasing Ltd.	31,212,087	62,820,357
Max Healthcare Institute Ltd. (b)	2,597,033	7,958,904
Mindspace Business Parks (d)	2,228,000	9,010,380
NTPC Ltd.	39,617,045	54,807,457
Oberoi Realty Ltd. (b)	4,365,672	32,261,346
Petronet LNG Ltd.	11,825,980	38,318,060
Power Grid Corp. of India Ltd.	27,795,916	82,593,901
Reliance Industries Ltd.	15,958,892	429,815,814
Shree Cement Ltd. (b)	342,868	129,223,109
Shriram Transport Finance Co. Ltd.	11,704,673	212,590,243
Sun Pharmaceutical Industries Ltd.	2,310,400	20,417,815
Sunteck Realty Ltd.	1,023,031	3,686,393
Tata Consultancy Services Ltd.	6,781,843	278,000,158
Tata Motors Ltd. (b)	6,646,900	26,133,434
Torrent Pharmaceuticals Ltd.	1,441,536	48,844,429

TOTAL INDIA		3,395,795,652

Indonesia - 1.1%
PT Bank Central Asia Tbk	73,305,212	162,519,863
PT Bank Rakyat Indonesia Tbk	591,490,400	165,838,430
PT United Tractors Tbk	17,095,300	25,060,088

TOTAL INDONESIA		353,418,381

Japan - 0.6%
Capcom Co. Ltd.	995,535	32,337,352
Freee KK (b)	252,000	21,397,749
JTOWER, Inc. (b)(c)	215,000	15,462,531
Keyence Corp.	74,300	35,705,334
Money Forward, Inc. (b)	562,900	30,130,524
Rakus Co. Ltd.	1,344,800	27,575,229
Square Enix Holdings Co. Ltd.	561,488	31,236,591

TOTAL JAPAN		193,845,310

Korea (South) - 13.2%
AMOREPACIFIC Group, Inc.	1,746,929	114,818,544
Coway Co. Ltd.	1,036,710	62,020,155
DuzonBizon Co. Ltd.	295,220	22,254,754
Hana Financial Group, Inc.	3,564,279	145,499,639
Hanon Systems	3,230,440	46,797,875
Hyundai Mobis	194,580	46,979,826
Hyundai Motor Co.	586,060	111,103,409
Kakao Corp.	1,651,445	167,613,663
KB Financial Group, Inc.	4,883,765	239,146,053
Kia Corp.	2,812,010	193,623,037
LG Chemical Ltd.	73,886	61,578,274
LG Corp. (f)	1,012,737	114,560,960
LG Electronics, Inc.	685,770	96,584,733
NCSOFT Corp.	99,110	73,560,557
Netmarble Corp. (d)	111,610	12,924,755
POSCO	1,057,776	343,863,626
S-Oil Corp.	875,630	68,200,605
Samsung Biologics Co. Ltd. (b)(d)	180,238	129,584,140
Samsung Electronics Co. Ltd.	22,602,420	1,647,259,389
Samsung SDI Co. Ltd.	276,024	161,426,205
SK Hynix, Inc.	3,049,454	349,045,062
Studio Dragon Corp. (b)	355,666	32,854,292

TOTAL KOREA (SOUTH)		4,241,299,553

Luxembourg - 0.1%
Adecoagro SA (b)	2,167,618	20,180,524
Globant SA (b)	80,766	18,509,952

TOTAL LUXEMBOURG		38,690,476

Mexico - 2.5%
CEMEX S.A.B. de CV sponsored ADR (b)	34,569,800	272,755,722
Corporacion Inmobiliaria Vesta S.A.B. de CV	17,109,384	33,345,435
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (b)	5,842,000	60,055,195
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	194,006	33,000,421
Grupo Aeroportuario Norte S.A.B. de CV (b)	4,345,000	27,017,633
Grupo Financiero Banorte S.A.B. de CV Series O	33,559,818	190,934,937
Macquarie Mexican (REIT) (d)	11,453,311	13,592,220
Wal-Mart de Mexico SA de CV Series V	51,128,100	167,364,581

TOTAL MEXICO		798,066,144

Netherlands - 1.4%
Adyen BV (b)(d)	18,300	45,038,018
ASML Holding NV (Netherlands)	72,100	46,803,138
CTP BV (b)(d)	932,400	15,749,739
NXP Semiconductors NV	214,700	41,331,897
X5 Retail Group NV GDR (Reg. S)	2,810,700	86,288,490
Yandex NV Series A (b)(c)	3,396,491	222,639,985

TOTAL NETHERLANDS		457,851,267

Panama - 0.2%
Copa Holdings SA Class A (b)	790,728	68,397,972
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (b)	6,403,852	62,245,441
Philippines - 0.1%
Ayala Land, Inc.	40,746,724	27,156,049
Robinsons Land Corp.	14,230,631	4,824,542

TOTAL PHILIPPINES		31,980,591

Poland - 0.2%
CD Projekt RED SA (c)	1,108,318	50,739,471
Russia - 2.8%
LSR Group OJSC	394,330	4,220,798
Lukoil PJSC sponsored ADR	3,161,300	242,408,484
MMC Norilsk Nickel PJSC sponsored ADR	3,659,300	124,160,049
NOVATEK OAO GDR (Reg. S)	829,900	149,423,495
Sberbank of Russia	16,336,153	64,539,808
Sberbank of Russia sponsored ADR	17,234,194	271,266,214
Tatneft PAO	7,345,300	49,536,764

TOTAL RUSSIA		905,555,612

Saudi Arabia - 0.7%
Al Rajhi Bank	8,657,947	228,326,745
Singapore - 0.3%
First Resources Ltd. (a)	83,425,600	95,916,715
South Africa - 3.5%
AngloGold Ashanti Ltd.	4,793,900	98,884,982
Bidvest Group Ltd. (c)	4,801,377	55,451,311
Capitec Bank Holdings Ltd.	1,201,061	123,099,953
FirstRand Ltd.	45,593,961	160,463,077
Impala Platinum Holdings Ltd.	16,984,702	317,376,857
Naspers Ltd. Class N	1,125,700	256,186,818
Pick 'n Pay Stores Ltd. (a)(c)	33,555,000	125,196,418

TOTAL SOUTH AFRICA		1,136,659,416

Spain - 0.1%
Aena Sme SA (b)(d)	38,500	6,697,675
Amadeus IT Holding SA Class A (b)	572,200	38,965,728

TOTAL SPAIN		45,663,403

Switzerland - 0.2%
Dufry AG (b)	760,724	50,062,266
Taiwan - 9.0%
ASE Technology Holding Co. Ltd.	6,216,000	25,963,887
Formosa Plastics Corp.	11,307,000	42,889,318
Hon Hai Precision Industry Co. Ltd. (Foxconn)	37,526,000	155,770,836
MediaTek, Inc.	5,478,000	232,293,076
Taiwan Semiconductor Manufacturing Co. Ltd.	107,362,284	2,260,038,433
Unified-President Enterprises Corp.	57,797,000	155,324,913

TOTAL TAIWAN		2,872,280,463

Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	49,040,800	106,661,772
Turkey - 0.2%
Aselsan A/S	29,750,000	53,903,065
United Kingdom - 1.2%
Deliveroo Holdings PLC (b)(d)	1,216,990	4,504,340
Helios Towers PLC (b)	2,181,100	5,156,900
Mondi PLC	7,879,663	214,431,153
Network International Holdings PLC (b)(d)	3,937,182	22,831,832
Prudential PLC	6,271,156	132,787,235

TOTAL UNITED KINGDOM		379,711,460

United States of America - 2.6%
Activision Blizzard, Inc.	1,126,557	102,730,733
Arco Platform Ltd. Class A (b)	500,812	12,850,836
DouYu International Holdings Ltd. ADR (b)	880,601	8,022,275
First Cash Financial Services, Inc.	1,321,693	95,201,547
LexinFintech Holdings Ltd. ADR (b)(c)	881,300	8,011,017
Li Auto, Inc. ADR (b)(c)	3,139,670	61,977,086
Marvell Technology, Inc.	710,400	32,117,184
MercadoLibre, Inc. (b)	85,921	134,980,173
Micron Technology, Inc. (b)	2,833,800	243,905,166
NVIDIA Corp.	104,300	62,619,634
ON Semiconductor Corp. (b)	1,903,200	74,224,800

TOTAL UNITED STATES OF AMERICA		836,640,451

TOTAL COMMON STOCKS
(Cost $19,682,699,651)		30,151,782,407

Preferred Stocks - 3.4%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (e)(f)	399,541	43,779,377
dMed Biopharmaceutical Co. Ltd. Series C (e)(f)	769,712	10,645,117
		54,424,494
Nonconvertible Preferred Stocks - 3.2%
Brazil - 2.3%
Ambev SA sponsored ADR (c)	63,317,600	176,022,928
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,261,000	21,179,297
Itau Unibanco Holding SA sponsored ADR	34,726,743	173,633,715
Metalurgica Gerdau SA (PN)	45,782,022	125,242,008
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	14,914,600	129,011,290
sponsored ADR	11,824,000	100,267,520
		725,356,758
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	1,146,563	108,680,901
Samsung Electronics Co. Ltd.	2,992,102	196,123,580
		304,804,481
Russia - 0.0%
Tatneft PAO	1,261,500	7,841,655

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,038,002,894

TOTAL PREFERRED STOCKS
(Cost $846,802,274)		1,092,427,388
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 5/27/21 to 7/1/21 (Cost $69,698,257)	69,700,000	69,699,557
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.04% (g)	448,156,549	448,246,181
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	687,846,294	687,915,079
TOTAL MONEY MARKET FUNDS
(Cost $1,136,142,780)		1,136,161,260
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $21,735,342,962)		32,450,070,612
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(401,432,506)
NET ASSETS - 100%		$32,048,638,106

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,441	June 2021	$296,792,030	$97,495	$97,495

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,973,653,187 or 6.2% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,740,857 or 0.2% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$35,678,747
ByteDance Ltd. Series E1	11/18/20	$43,779,377
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$10,932,333

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,401
Fidelity Securities Lending Cash Central Fund	806,019
Total	$1,004,420

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
First Resources Ltd.	$76,045,998	$--	$2,224,905	$--	$(1,275,587)	$23,371,209	$95,916,715
GP Investments Ltd. Class A (depositary receipt)	4,906,737	--	5,601,772	--	(11,100,976)	11,796,011	--
JK Cement Ltd.	115,090,372	--	14,224,057	--	6,656,824	51,604,004	159,127,143
Macquarie Mexican (REIT)	49,112,406	--	39,508,711	775,942	(7,883,543)	11,872,068	--
Pick 'n Pay Stores Ltd.	69,586,832	44,372,550	2,312,977	2,341,727	(1,096,125)	14,646,138	125,196,418
Piraeus Financial Holdings SA	--	14,745,116	--	--	--	12,901,212	27,646,328
Shriram Transport Finance Co. Ltd.	121,160,667	1,157,595	21,844,256	1,532,502	(1,196,493)	113,312,730	--
Titan Cement International Trading SA	76,217,964	--	--	2,978,323	--	48,073,579	124,291,543
Total	$512,120,976	$60,275,261	$85,716,678	$7,628,494	$(15,895,900)	$287,576,951	$532,178,147

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,560,691,187	$1,555,030,594	$2,005,660,593	$--
Consumer Discretionary	5,856,725,872	3,592,724,791	2,264,001,081	--
Consumer Staples	1,740,880,156	1,740,880,156	--	--
Energy	1,354,056,954	1,239,883,775	114,173,179	--
Financials	5,537,117,320	3,590,831,417	1,927,969,541	18,316,362
Health Care	1,457,971,158	1,144,218,261	303,107,780	10,645,117
Industrials	1,076,282,529	961,721,569	--	114,560,960
Information Technology	6,675,719,033	4,105,582,555	2,526,357,101	43,779,377
Materials	2,705,244,642	1,945,119,177	760,125,465	--
Real Estate	575,763,648	575,763,648	--	--
Utilities	703,757,296	703,757,296	--	--
Government Obligations	69,699,557	--	69,699,557	--
Money Market Funds	1,136,161,260	1,136,161,260	--	--
Total Investments in Securities:	$32,450,070,612	$22,291,674,499	$9,971,094,297	$187,301,816
Derivative Instruments:
Assets
Futures Contracts	$97,495	$97,495	$--	$--
Total Assets	$97,495	$97,495	$--	$--
Total Derivative Instruments:	$97,495	$97,495	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$97,495	$0
Total Equity Risk	97,495	0
Total Value of Derivatives	$97,495	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series Emerging Markets Opportunities Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $653,168,773) — See accompanying schedule: Unaffiliated issuers (cost $20,195,382,875)	$30,781,731,205
Fidelity Central Funds (cost $1,136,142,780)	1,136,161,260
Other affiliated issuers (cost $403,817,307)	532,178,147
Total Investment in Securities (cost $21,735,342,962)		$32,450,070,612
Foreign currency held at value (cost $69,724,604)		68,303,937
Receivable for investments sold		31,672,622
Receivable for fund shares sold		323,574,815
Dividends receivable		43,689,530
Distributions receivable from Fidelity Central Funds		107,704
Receivable for daily variation margin on futures contracts		97,495
Receivable from investment adviser for expense reductions		640,596
Other receivables		3,481,883
Total assets		32,921,639,194
Liabilities
Payable for investments purchased	$74,924,295
Payable for fund shares redeemed	35,504,383
Other payables and accrued expenses	74,662,427
Collateral on securities loaned	687,909,983
Total liabilities		873,001,088
Net Assets		$32,048,638,106
Net Assets consist of:
Paid in capital		$19,712,312,896
Total accumulated earnings (loss)		12,336,325,210
Net Assets		$32,048,638,106
Net Asset Value, offering price and redemption price per share ($32,048,638,106 ÷ 1,232,910,012 shares)		$25.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends (including $7,628,494 earned from other affiliated issuers)		$233,197,035
Interest		10,167
Income from Fidelity Central Funds (including $806,019 from security lending)		1,004,420
Income before foreign taxes withheld		234,211,622
Less foreign taxes withheld		(32,950,951)
Total income		201,260,671
Expenses
Custodian fees and expenses	$5,013,969
Independent trustees' fees and expenses	66,143
Total expenses before reductions	5,080,112
Expense reductions	(2,960,777)
Total expenses after reductions		2,119,335
Net investment income (loss)		199,141,336
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,824,939,320
Fidelity Central Funds	19,403
Other affiliated issuers	(15,895,900)
Foreign currency transactions	(8,023,542)
Futures contracts	(40,431,554)
Total net realized gain (loss)		1,760,607,727
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $71,627,652)	4,279,761,606
Fidelity Central Funds	(12,102)
Other affiliated issuers	287,576,951
Assets and liabilities in foreign currencies	(1,203,683)
Futures contracts	(156,555)
Total change in net unrealized appreciation (depreciation)		4,565,966,217
Net gain (loss)		6,326,573,944
Net increase (decrease) in net assets resulting from operations		$6,525,715,280

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$199,141,336	$404,276,526
Net realized gain (loss)	1,760,607,727	694,850,419
Change in net unrealized appreciation (depreciation)	4,565,966,217	2,518,251,231
Net increase (decrease) in net assets resulting from operations	6,525,715,280	3,617,378,176
Distributions to shareholders	(909,906,288)	(524,696,384)
Share transactions
Proceeds from sales of shares	2,370,457,434	8,019,585,485
Reinvestment of distributions	909,906,288	524,696,384
Cost of shares redeemed	(3,677,317,761)	(3,482,228,176)
Net increase (decrease) in net assets resulting from share transactions	(396,954,039)	5,062,053,693
Total increase (decrease) in net assets	5,218,854,953	8,154,735,485
Net Assets
Beginning of period	26,829,783,153	18,675,047,668
End of period	$32,048,638,106	$26,829,783,153
Other Information
Shares
Sold	91,331,709	435,733,944
Issued in reinvestment of distributions	37,646,102	26,208,611
Redeemed	(144,291,356)	(176,977,985)
Net increase (decrease)	(15,313,545)	284,964,570

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Emerging Markets Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$21.49	$19.39	$17.66	$21.35	$16.79	$15.31
Income from Investment Operations
Net investment income (loss)A	.16	.35	.57B	.45	.30	.19
Net realized and unrealized gain (loss)	5.09	2.26	2.71	(3.52)	4.49	1.47
Total from investment operations	5.25	2.61	3.28	(3.07)	4.79	1.66
Distributions from net investment income	(.33)	(.50)	(.41)	(.39)	(.19)	(.18)
Distributions from net realized gain	(.41)	(.02)	(1.14)	(.23)	(.04)	–
Total distributions	(.75)C	(.51)C	(1.55)	(.62)	(.23)	(.18)
Net asset value, end of period	$25.99	$21.49	$19.39	$17.66	$21.35	$16.79
Total ReturnD,E	24.67%	13.66%	20.13%	(14.82)%	29.04%	11.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.04%	.04%	.05%	.59%	1.03%
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%	.57%	1.03%
Expenses net of all reductions	.01%H	.01%	.01%	.01%	.56%	1.03%
Net investment income (loss)	1.26%H	1.78%	3.12%B	2.16%	1.63%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$32,048,638	$26,829,783	$18,675,048	$13,597,809	$15,747,447	$6,998,219
Portfolio turnover rateI	74%H	42%J	54%	64%	56%	45%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.15 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United States of America*	17.7%
Japan	14.7%
Switzerland	10.9%
France	7.4%
Netherlands	6.8%
Germany	6.4%
Sweden	5.3%
Hong Kong	5.1%
United Kingdom	4.4%
Other	21.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	99.7
Short-Term Investments and Net Other Assets (Liabilities)	0.3

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	6.0
Nestle SA (Reg. S) (Switzerland, Food Products)	5.4
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	4.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.7
AIA Group Ltd. (Hong Kong, Insurance)	3.4
Keyence Corp. (Japan, Electronic Equipment & Components)	3.2
Linde PLC (Germany, Chemicals)	2.5
Recruit Holdings Co. Ltd. (Japan, Professional Services)	2.3
SAP SE (Germany, Software)	2.3
Atlas Copco AB (A Shares) (Sweden, Machinery)	2.2
35.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	26.7
Industrials	22.6
Financials	14.1
Health Care	10.4
Consumer Discretionary	8.2
Consumer Staples	6.0
Communication Services	5.3
Materials	5.1
Real Estate	0.8
Energy	0.5

Fidelity® Series International Growth Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 2.0%
CSL Ltd.	1,286,613	$268,758,152
Bailiwick of Jersey - 1.7%
Experian PLC	5,907,089	227,727,648
Belgium - 0.6%
UCB SA	910,500	84,353,623
Canada - 2.6%
CAE, Inc.	2,600,000	81,438,392
Canadian National Railway Co.	510,388	54,948,252
Canadian Pacific Railway Ltd.	290,408	108,378,191
Franco-Nevada Corp.	794,628	110,697,761

TOTAL CANADA		355,462,596

Cayman Islands - 2.3%
Alibaba Group Holding Ltd. (a)	450,000	13,008,473
Alibaba Group Holding Ltd. sponsored ADR (a)	585,822	135,295,591
Tencent Holdings Ltd.	2,031,200	162,032,966

TOTAL CAYMAN ISLANDS		310,337,030

Denmark - 1.0%
Vestas Wind Systems A/S	3,150,000	131,491,900
Finland - 1.0%
Kone OYJ (B Shares)	1,677,800	131,799,604
France - 7.4%
Edenred SA	2,085,990	118,246,611
Legrand SA	1,535,944	149,573,682
LVMH Moet Hennessy Louis Vuitton SE	728,596	548,888,158
Safran SA	960,000	143,336,344
Sanofi SA	475,900	49,894,489

TOTAL FRANCE		1,009,939,284

Germany - 6.4%
Deutsche Borse AG	615,445	106,030,357
Linde PLC	1,206,301	344,730,456
SAP SE	2,208,329	309,211,800
Vonovia SE (b)	1,703,475	111,902,874
Vonovia SE rights 5/20/21 (a)(b)(c)	2,088,435	4,243,287

TOTAL GERMANY		876,118,774

Hong Kong - 5.1%
AIA Group Ltd.	36,711,901	465,968,594
Hong Kong Exchanges and Clearing Ltd.	3,867,425	234,004,667

TOTAL HONG KONG		699,973,261

India - 1.3%
Housing Development Finance Corp. Ltd.	1,658,400	54,196,122
Kotak Mahindra Bank Ltd. (a)	2,349,700	55,487,885
Reliance Industries Ltd.	475,000	12,793,025
Reliance Industries Ltd. sponsored GDR (d)	1,025,000	55,452,500

TOTAL INDIA		177,929,532

Ireland - 1.0%
CRH PLC sponsored ADR	3,003,340	141,967,882
Italy - 0.7%
Interpump Group SpA	1,924,620	102,504,635
Japan - 14.7%
Azbil Corp.	3,508,205	141,881,838
FANUC Corp.	1,054,915	242,928,915
Hoya Corp.	2,396,500	272,673,415
Keyence Corp.	910,187	437,396,113
Lasertec Corp.	843,700	149,301,473
Misumi Group, Inc.	7,217,305	203,397,378
Nabtesco Corp.	1,033,746	46,489,721
OSG Corp.	2,457,646	40,904,548
Recruit Holdings Co. Ltd.	7,091,405	319,733,676
SHO-BOND Holdings Co. Ltd.	1,976,400	82,463,025
USS Co. Ltd.	4,730,600	85,747,265

TOTAL JAPAN		2,022,917,367

Kenya - 0.7%
Safaricom Ltd.	273,570,000	102,350,946
Korea (South) - 0.0%
SK IE Technology Co. Ltd. (a)(c)(d)	46,800	4,394,248
Netherlands - 6.8%
Airbus Group NV	900,000	108,233,734
ASML Holding NV (Netherlands)	1,264,346	820,740,083

TOTAL NETHERLANDS		928,973,817

New Zealand - 0.3%
Auckland International Airport Ltd.	8,916,062	48,426,735
Norway - 1.2%
Adevinta ASA Class B (a)	3,708,669	67,944,741
Schibsted ASA (B Shares)	2,368,754	103,867,757

TOTAL NORWAY		171,812,498

South Africa - 0.6%
Clicks Group Ltd.	2,997,922	50,067,003
Naspers Ltd. Class N	165,000	37,550,702

TOTAL SOUTH AFRICA		87,617,705

Spain - 2.7%
Amadeus IT Holding SA Class A (a)	3,877,864	264,075,138
Cellnex Telecom SA (d)	1,779,042	100,611,656

TOTAL SPAIN		364,686,794

Sweden - 5.3%
ASSA ABLOY AB (B Shares)	9,299,091	265,059,052
Atlas Copco AB (A Shares)	4,901,482	297,022,670
Epiroc AB (A Shares)	7,358,369	159,500,648

TOTAL SWEDEN		721,582,370

Switzerland - 10.9%
Nestle SA (Reg. S)	6,156,560	734,666,636
Roche Holding AG (participation certificate)	1,572,404	512,848,761
Schindler Holding AG:
(participation certificate)	392,941	111,783,271
(Reg.)	156,202	43,444,082
Temenos Group AG	598,060	87,818,063

TOTAL SWITZERLAND		1,490,560,813

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,011,885	210,755,994
United Kingdom - 4.4%
Compass Group PLC (a)	7,740,000	168,378,125
Dechra Pharmaceuticals PLC	891,200	49,650,139
InterContinental Hotel Group PLC ADR	1,121,430	79,744,887
London Stock Exchange Group PLC	1,444,992	147,674,858
Rightmove PLC	7,274,045	61,681,333
Spectris PLC	2,046,586	91,972,279

TOTAL UNITED KINGDOM		599,101,621

United States of America - 17.4%
Alphabet, Inc. Class A (a)	58,787	138,355,205
Autoliv, Inc. (b)	579,034	58,285,562
Black Knight, Inc. (a)	759,623	55,011,898
Lam Research Corp.	335,065	207,891,079
Marsh & McLennan Companies, Inc.	1,601,931	217,382,037
MasterCard, Inc. Class A	730,031	278,915,644
Moody's Corp.	655,359	214,112,339
MSCI, Inc.	439,627	213,557,608
NICE Systems Ltd. sponsored ADR (a)(b)	720,754	173,867,487
PriceSmart, Inc.	510,732	42,921,917
ResMed, Inc.	976,464	183,545,938
S&P Global, Inc.	543,380	212,130,118
Sherwin-Williams Co.	398,241	109,066,263
Visa, Inc. Class A	1,214,470	283,651,613

TOTAL UNITED STATES OF AMERICA		2,388,694,708

TOTAL COMMON STOCKS
(Cost $6,898,285,847)		13,660,239,537

Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (e)(f)
(Cost $18,859,141)	172,113	18,859,141

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.04% (g)	230,130,670	230,176,696
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	46,303,558	46,308,188
TOTAL MONEY MARKET FUNDS
(Cost $276,484,884)		276,484,884
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $7,193,629,872)		13,955,583,562
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(235,223,945)
NET ASSETS - 100%		$13,720,359,617

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $160,458,404 or 1.2% of net assets.

 (e) Level 3 security

 (f) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,859,141 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$18,859,141

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$71,545
Fidelity Securities Lending Cash Central Fund	55,865
Total	$127,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$736,844,604	$574,811,638	$162,032,966	$--
Consumer Discretionary	1,126,898,763	359,073,305	767,825,458	--
Consumer Staples	827,655,556	92,988,920	734,666,636	--
Energy	68,245,525	68,245,525	--	--
Financials	1,920,544,585	1,454,575,991	465,968,594	--
Health Care	1,421,724,517	858,981,267	562,743,250	--
Industrials	3,100,586,103	2,058,625,786	1,041,960,317	--
Information Technology	3,649,596,254	2,025,954,098	1,604,783,015	18,859,141
Materials	710,856,610	706,462,362	4,394,248	--
Real Estate	116,146,161	111,902,874	4,243,287	--
Money Market Funds	276,484,884	276,484,884	--	--
Total Investments in Securities:	$13,955,583,562	$8,588,106,650	$5,348,617,771	$18,859,141

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Growth Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $42,907,897) — See accompanying schedule: Unaffiliated issuers (cost $6,917,144,988)	$13,679,098,678
Fidelity Central Funds (cost $276,484,884)	276,484,884
Total Investment in Securities (cost $7,193,629,872)		$13,955,583,562
Foreign currency held at value (cost $2,646,220)		2,646,239
Receivable for investments sold		72,040,640
Receivable for fund shares sold		653,034
Dividends receivable		58,388,033
Distributions receivable from Fidelity Central Funds		19,868
Total assets		14,089,331,376
Liabilities
Payable to custodian bank	$2,916
Payable for investments purchased
Regular delivery	5,719,100
Delayed delivery	8,681,478
Payable for fund shares redeemed	307,583,098
Other payables and accrued expenses	676,978
Collateral on securities loaned	46,308,189
Total liabilities		368,971,759
Net Assets		$13,720,359,617
Net Assets consist of:
Paid in capital		$6,286,406,501
Total accumulated earnings (loss)		7,433,953,116
Net Assets		$13,720,359,617
Net Asset Value, offering price and redemption price per share ($13,720,359,617 ÷ 733,837,063 shares)		$18.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$101,205,794
Income from Fidelity Central Funds (including $55,865 from security lending)		127,410
Income before foreign taxes withheld		101,333,204
Less foreign taxes withheld		(12,698,768)
Total income		88,634,436
Expenses
Custodian fees and expenses	$472,152
Independent trustees' fees and expenses	28,768
Interest	1,271
Total expenses before reductions	502,191
Expense reductions	(396)
Total expenses after reductions		501,795
Net investment income (loss)		88,132,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,817,819)	604,607,685
Fidelity Central Funds	(1,043)
Foreign currency transactions	(249,105)
Total net realized gain (loss)		604,357,537
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $551,808)	1,797,535,181
Assets and liabilities in foreign currencies	(381,176)
Total change in net unrealized appreciation (depreciation)		1,797,154,005
Net gain (loss)		2,401,511,542
Net increase (decrease) in net assets resulting from operations		$2,489,644,183

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,132,641	$163,377,311
Net realized gain (loss)	604,357,537	1,749,848,051
Change in net unrealized appreciation (depreciation)	1,797,154,005	(838,048,110)
Net increase (decrease) in net assets resulting from operations	2,489,644,183	1,075,177,252
Distributions to shareholders	(1,893,653,837)	(625,700,226)
Share transactions
Proceeds from sales of shares	1,376,336,526	1,244,524,475
Reinvestment of distributions	1,893,653,837	625,700,226
Cost of shares redeemed	(1,703,616,045)	(7,263,497,644)
Net increase (decrease) in net assets resulting from share transactions	1,566,374,318	(5,393,272,943)
Total increase (decrease) in net assets	2,162,364,664	(4,943,795,917)
Net Assets
Beginning of period	11,557,994,953	16,501,790,870
End of period	$13,720,359,617	$11,557,994,953
Other Information
Shares
Sold	74,535,269	72,559,431
Issued in reinvestment of distributions	110,675,268	36,167,643
Redeemed	(93,018,379)	(433,551,930)
Net increase (decrease)	92,192,158	(324,824,856)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Growth Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.01	$17.07	$14.96	$16.22	$13.37	$14.28
Income from Investment Operations
Net investment income (loss)A	.12	.20	.37B	.30	.21	.17C
Net realized and unrealized gain (loss)	3.46	1.38	2.74	(1.05)	2.97	(.60)
Total from investment operations	3.58	1.58	3.11	(.75)	3.18	(.43)
Distributions from net investment income	(.24)	(.37)	(.28)	(.24)	(.16)	(.16)
Distributions from net realized gain	(2.65)	(.27)	(.72)	(.27)	(.17)	(.33)
Total distributions	(2.89)	(.64)	(1.00)	(.51)	(.33)	(.48)D
Net asset value, end of period	$18.70	$18.01	$17.07	$14.96	$16.22	$13.37
Total ReturnE,F	21.36%	9.39%	22.58%	(4.82)%	24.42%	(3.10)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.01%I	.01%	.01%	.01%	.51%	.94%
Expenses net of fee waivers, if any	.01%I	.01%	.01%	.01%	.51%	.94%
Expenses net of all reductions	.01%I	.01%	.01%	- %J	.51%	.94%
Net investment income (loss)	1.31%I	1.18%	2.38%B	1.84%	1.41%	1.27%C
Supplemental Data
Net assets, end of period (000 omitted)	$13,720,360	$11,557,995	$16,501,791	$14,113,600	$14,784,814	$5,618,983
Portfolio turnover rateK	29%I	16%L	24%	33%	23%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.07 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.92%.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.05 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .93%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	30.9%
United Kingdom	15.4%
United States of America*	11.2%
Sweden	9.3%
Germany	4.4%
Netherlands	3.1%
Norway	2.8%
Canada	2.3%
France	2.2%
Other	18.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	90.9
Investment Companies	7.4
Short-Term Investments and Net Other Assets (Liabilities)	1.7

Top Ten Stocks as of April 30, 2021

% of fund's net assets
iShares MSCI EAFE Small-Cap ETF (United States of America, Investment Companies)	4.3
Lasertec Corp. (Japan, Semiconductors & Semiconductor Equipment)	3.7
Vanguard FTSE All-World ex-US Small-Cap ETF (United States of America, Investment Companies)	3.1
AddTech AB (B Shares) (Sweden, Trading Companies & Distributors)	2.7
Azbil Corp. (Japan, Electronic Equipment & Components)	2.6
OBIC Co. Ltd. (Japan, IT Services)	2.6
Addlife AB (Sweden, Life Sciences Tools & Services)	2.6
Spirax-Sarco Engineering PLC (United Kingdom, Machinery)	2.4
Dechra Pharmaceuticals PLC (United Kingdom, Pharmaceuticals)	2.4
Spectris PLC (United Kingdom, Electronic Equipment & Components)	2.3
28.7

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	26.4
Information Technology	19.6
Health Care	15.3
Consumer Discretionary	9.6
Consumer Staples	5.5
Financials	4.4
Communication Services	3.8
Materials	3.6
Real Estate	1.8
Energy	0.8

Fidelity® Series International Small Cap Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value
Australia - 1.1%
Imdex Ltd.	10,949,932	$16,027,032
Kogan.Com Ltd.	3,236,824	27,627,840
Reckon Ltd. (a)	10,986,940	6,771,031

TOTAL AUSTRALIA		50,425,903

Austria - 0.3%
EVN AG	200,000	4,563,741
Wienerberger AG	190,000	7,451,305

TOTAL AUSTRIA		12,015,046

Bailiwick of Jersey - 0.5%
Integrated Diagnostics Holdings PLC (b)	19,529,616	22,849,651
Belgium - 0.8%
Econocom Group SA	2,284,610	9,146,419
KBC Ancora (c)	601,920	26,283,270

TOTAL BELGIUM		35,429,689

Canada - 2.3%
Computer Modelling Group Ltd.	1,108,300	4,941,207
ECN Capital Corp.	1,744,900	11,697,495
McCoy Global, Inc. (c)	1,107,650	585,748
MTY Food Group, Inc. (c)	146,400	6,157,816
New Look Vision Group, Inc. (c)	154,300	6,236,524
Pason Systems, Inc.	208,500	1,594,517
PrairieSky Royalty Ltd.	340,000	3,645,771
Richelieu Hardware Ltd.	1,231,742	43,030,551
Spin Master Corp. (b)(c)	167,300	5,667,634
Summit Industrial Income REIT	1,600,000	20,319,733
Total Energy Services, Inc. (c)	352,400	1,118,139

TOTAL CANADA		104,995,135

Cayman Islands - 0.0%
SITC International Holdings Co. Ltd.	400,000	1,526,826
China - 0.2%
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	2,902,989	9,605,627
Denmark - 2.1%
Netcompany Group A/S (b)	363,675	37,835,041
SimCorp A/S	256,434	33,896,019
Spar Nord Bank A/S	1,812,610	20,073,687

TOTAL DENMARK		91,804,747

Finland - 1.6%
Admicom OYJ	122,700	15,341,672
Musti Group OYJ	475,078	17,923,080
Olvi PLC (A Shares)	134,800	8,540,736
Tikkurila Oyj	778,096	31,384,881

TOTAL FINLAND		73,190,369

France - 2.2%
Elis SA (c)	235,000	4,204,028
Laurent-Perrier Group SA	149,831	15,131,283
Lectra	609,300	21,975,928
Somfy SA	25,300	4,471,288
STEF-TFE Group	48,000	5,378,386
The Lisi Group	273,776	8,837,602
Vetoquinol SA	311,315	39,598,661

TOTAL FRANCE		99,597,176

Germany - 3.0%
CompuGroup Medical AG	251,817	23,039,046
CTS Eventim AG	823,795	56,928,625
JOST Werke AG (b)	86,000	5,665,964
Nexus AG	618,016	42,723,060
Takkt AG	481,800	8,155,756

TOTAL GERMANY		136,512,451

Greece - 0.4%
Fourlis Holdings SA	970,292	5,377,720
Motor Oil (HELLAS) Corinth Refineries SA	117,600	1,816,792
Mytilineos SA	480,000	8,938,969

TOTAL GREECE		16,133,481

India - 0.9%
Embassy Office Parks (REIT)	4,436,200	18,726,629
Indian Energy Exchange Ltd. (b)	3,934,936	19,678,665

TOTAL INDIA		38,405,294

Ireland - 0.5%
Cairn Homes PLC (c)	7,235,600	9,622,994
Mincon Group PLC	3,800,000	5,939,115
Total Produce PLC	2,265,300	5,760,111
UDG Healthcare PLC (United Kingdom)	191,000	2,260,599

TOTAL IRELAND		23,582,819

Israel - 1.9%
Ituran Location & Control Ltd. (a)	1,234,635	26,976,775
Maytronics Ltd.	885,044	18,091,315
Strauss Group Ltd.	989,064	28,922,742
Tel Aviv Stock Exchange Ltd.	1,791,957	11,755,692

TOTAL ISRAEL		85,746,524

Italy - 2.1%
Interpump Group SpA	1,615,037	86,016,345
MARR SpA	259,700	5,810,495

TOTAL ITALY		91,826,840

Japan - 30.9%
Ai Holdings Corp.	649,692	12,388,674
Aoki Super Co. Ltd.	204,637	5,252,144
Arcland Sakamoto Co. Ltd.	205,100	2,801,851
Artnature, Inc.	1,119,300	6,779,912
Aucnet, Inc.	581,760	6,904,042
Azbil Corp.	2,897,625	117,188,238
Bank of Kyoto Ltd.	156,907	8,413,167
Broadleaf Co. Ltd. (a)	5,982,673	29,998,214
Central Automotive Products Ltd.	125,279	3,329,998
Chugoku Marine Paints Ltd.	275,000	2,475,981
CKD Corp.	130,000	2,740,598
Curves Holdings Co. Ltd.	3,945,359	29,710,225
Daiichikosho Co. Ltd.	899,914	33,513,130
Daikokutenbussan Co. Ltd.	234,500	17,508,647
Digital Hearts Holdings Co. Ltd.	520,050	7,094,835
Food & Life Companies Ltd.	158,700	7,093,508
Funai Soken Holdings, Inc.	986,857	17,499,578
GMO Internet, Inc.	252,962	7,534,004
Goldcrest Co. Ltd.	1,498,600	21,761,169
Iwatsuka Confectionary Co. Ltd.	105,800	4,191,728
JEOL Ltd.	203,600	11,457,041
Kamigumi Co. Ltd.	325,000	6,319,197
Kobayashi Pharmaceutical Co. Ltd.	276,300	24,649,327
Koshidaka Holdings Co. Ltd.	3,555,459	17,957,849
Kusuri No Aoki Holdings Co. Ltd.	278,058	19,539,623
Lasertec Corp.	944,560	167,149,697
Medikit Co. Ltd.	539,600	15,947,552
Mirait Holdings Corp.	407,000	6,576,649
Miroku Jyoho Service Co., Ltd.	752,191	12,581,253
Misumi Group, Inc.	1,339,500	37,749,657
Mitsuboshi Belting Ltd.	638,552	9,763,202
Mitsui Engineering & Shipbuilding Co. (c)	550,000	2,687,346
Nabtesco Corp.	1,077,536	48,459,049
Nagaileben Co. Ltd.	1,603,400	37,543,239
Nichias Corp.	203,700	5,313,832
Nihon Parkerizing Co. Ltd.	4,469,518	43,186,120
Nitto Kohki Co. Ltd.	225,000	4,049,547
NOF Corp.	107,000	5,658,889
NS Tool Co. Ltd. (a)	1,317,600	18,397,453
OBIC Co. Ltd.	605,900	117,143,993
OSG Corp.	2,161,975	35,983,462
PALTAC Corp.	141,400	7,361,753
Paramount Bed Holdings Co. Ltd.	1,374,132	27,283,982
Poletowin Pitcrew Holdings, Inc.	776,577	8,029,390
ProNexus, Inc.	1,043,577	10,856,868
Raiznext Corp.	113,200	1,192,179
S Foods, Inc.	177,100	5,266,493
San-Ai Oil Co. Ltd.	1,866,110	20,882,538
Sekisui Jushi Corp.	259,000	5,019,325
Seria Co. Ltd.	126,400	4,585,744
SHO-BOND Holdings Co. Ltd.	1,417,200	59,131,046
Shoei Co. Ltd. (a)	1,731,600	65,673,730
SK Kaken Co. Ltd.	73,804	27,349,822
Software Service, Inc.	207,500	19,460,838
Sugi Holdings Co. Ltd.	77,600	5,964,315
Techno Medica Co. Ltd.	283,000	4,210,431
The Monogatari Corp.	238,696	16,140,209
TKC Corp.	281,448	8,845,950
Tocalo Co. Ltd.	1,563,800	21,248,449
Tsuruha Holdings, Inc.	48,270	5,573,862
USS Co. Ltd.	1,956,400	35,461,876
Welcia Holdings Co. Ltd.	583,370	18,201,955
Workman Co. Ltd. (d)	131,500	8,590,996
YAKUODO Holdings Co. Ltd.	389,100	8,402,196
Yuasa Trading Co. Ltd.	121,900	3,312,682

TOTAL JAPAN		1,390,340,249

Korea (South) - 0.7%
BGF Retail Co. Ltd.	123,588	16,908,971
Leeno Industrial, Inc.	112,335	16,373,900

TOTAL KOREA (SOUTH)		33,282,871

Luxembourg - 0.6%
B&M European Value Retail SA	950,531	7,427,431
Stabilus SA	259,000	20,239,879

TOTAL LUXEMBOURG		27,667,310

Mexico - 0.0%
Genomma Lab Internacional SA de CV (c)	1,109,000	1,108,069
Netherlands - 3.1%
Aalberts Industries NV	1,866,535	101,094,078
AerCap Holdings NV (c)	30,000	1,747,500
Arcadis NV	190,500	8,016,002
Intertrust NV (b)	300,000	5,554,395
RHI Magnesita NV	139,500	8,746,604
Van Lanschot NV (Bearer)	414,661	12,139,113

TOTAL NETHERLANDS		137,297,692

New Zealand - 0.1%
EBOS Group Ltd.	271,913	5,788,783
Norway - 2.8%
Adevinta ASA Class B (c)	128,966	2,362,724
Atea ASA	956,628	18,341,882
Borregaard ASA	290,000	6,389,476
Kongsberg Gruppen ASA	1,455,185	36,711,779
Medistim ASA	382,845	12,510,072
PatientSky Group A/S	5,498,972	6,843,987
Sbanken ASA (b)	2,466,252	30,694,823
Schibsted ASA (A Shares)	79,266	3,993,772
Volue A/S	1,354,014	7,807,865

TOTAL NORWAY		125,656,380

Philippines - 0.0%
Pilipinas Shell Petroleum Corp. (c)	2,000,000	894,132
Singapore - 0.2%
Boustead Singapore Ltd.	9,000,600	6,831,190
South Africa - 0.6%
Clicks Group Ltd.	1,551,031	25,903,100
Spain - 1.6%
Applus Services SA	320,000	3,383,612
Compania de Distribucion Integral Logista Holdings SA	265,000	5,511,715
Fluidra SA	1,617,220	56,190,349
Prosegur Cash SA (b)	1,645,177	1,483,436
Prosegur Compania de Seguridad SA (Reg.)	1,425,000	4,430,351

TOTAL SPAIN		70,999,463

Sweden - 9.3%
Addlife AB	4,224,652	117,074,893
AddTech AB (B Shares)	7,018,865	122,708,155
BHG Group AB (c)	1,421,600	27,321,830
Dometic Group AB (b)	418,700	6,600,341
Granges AB	215,000	2,885,105
Hemnet Group AB (c)	44,100	833,496
INVISIO AB	754,356	16,993,071
John Mattson Fastighetsforetag (c)	779,732	12,765,958
Lagercrantz Group AB (B Shares)	8,853,824	91,356,324
MIPS AB	62,400	5,045,484
Stillfront Group AB (c)	1,300,000	13,290,926

TOTAL SWEDEN		416,875,583

Switzerland - 1.9%
Dufry AG (c)	79,160	5,209,418
Tecan Group AG	152,557	74,303,152
VZ Holding AG	67,625	5,820,230

TOTAL SWITZERLAND		85,332,800

Taiwan - 0.3%
Addcn Technology Co. Ltd.	1,710,570	14,782,704
United Kingdom - 15.4%
Alliance Pharma PLC	26,550,005	35,200,209
Avon Rubber PLC (a)	1,631,686	74,769,137
Bodycote PLC	2,096,861	21,892,776
Clarkson PLC	773,900	32,437,916
Dechra Pharmaceuticals PLC	1,907,576	106,274,028
DP Poland PLC (a)(c)	32,108,200	3,880,015
Dr. Martens Ltd. (c)	403,900	2,697,550
GetBusy PLC (c)	2,405,000	3,238,390
Great Portland Estates PLC	433,858	4,152,315
H&T Group PLC (a)	2,180,017	8,941,816
Helios Towers PLC (c)	4,224,616	9,988,503
Hill & Smith Holdings PLC	285,000	5,793,781
Howden Joinery Group PLC	2,407,682	26,893,645
Hyve Group PLC (c)	1,350,000	2,235,437
J.D. Weatherspoon PLC (c)	395,400	7,295,457
Mears Group PLC (c)	1,686,000	4,540,478
Meggitt PLC	2,888,392	18,588,804
Mitie Group PLC (c)	4,175,002	3,580,616
Naked Wines PLC (c)	356,314	4,143,376
On The Beach Group PLC (b)(c)	1,195,400	6,851,265
Rightmove PLC	4,510,370	38,246,345
Spectris PLC	2,298,128	103,276,417
Spirax-Sarco Engineering PLC	670,328	109,378,128
Ted Baker PLC (c)	1,083,648	2,458,868
Ten Entertainment Group PLC (c)	1,230,400	4,018,712
Topps Tiles PLC (c)	4,886,037	4,723,503
Trainline PLC (b)(c)	894,100	5,650,430
Ultra Electronics Holdings PLC	1,060,736	29,620,873
Vistry Group PLC	513,500	8,775,968

TOTAL UNITED KINGDOM		689,544,758

United States of America - 2.1%
Autoliv, Inc.	132,700	13,357,582
Morningstar, Inc.	118,500	31,403,685
PriceSmart, Inc.	275,788	23,177,224
ResMed, Inc.	140,400	26,390,988

TOTAL UNITED STATES OF AMERICA		94,329,479

TOTAL COMMON STOCKS
(Cost $2,095,157,871)		4,020,282,141

Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Sartorius AG (non-vtg.)
(Cost $2,829,712)	110,955	62,589,238

Investment Companies - 7.4%
United States of America - 7.4%
iShares MSCI EAFE Small-Cap ETF (d)	2,575,000	191,992,001
Vanguard FTSE All-World ex-US Small-Cap ETF	1,050,000	140,542,500
TOTAL INVESTMENT COMPANIES
(Cost $289,780,577)		332,534,501

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.04% (e)	64,463,136	64,476,029
Fidelity Securities Lending Cash Central Fund 0.04%(e)(f)	10,219,520	10,220,542
TOTAL MONEY MARKET FUNDS
(Cost $74,695,611)		74,696,571
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,462,463,771)		4,490,102,451
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,456,248
NET ASSETS - 100%		$4,493,558,699

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Affiliated company

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,531,645 or 3.3% of net assets.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,319
Fidelity Securities Lending Cash Central Fund	132,229
Total	$216,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Avon Rubber PLC	$79,917,679	$2,931,289	$--	$407,149	$--	$(8,079,831)	$74,769,137
Broadleaf Co. Ltd.	28,469,258	2,936,249	--	312,241	--	(1,407,293)	29,998,214
DP Poland PLC	1,401,652	1,873,429	--	--	--	604,934	3,880,015
H&T Group PLC	6,213,266	--	--	--	--	2,728,550	8,941,816
Ituran Location & Control Ltd.	21,502,835	--	5,691,008	493,069	(2,257,832)	13,422,780	26,976,775
NS Tool Co. Ltd.	13,666,393	512,131	--	134,345	--	4,218,929	18,397,453
Reckon Ltd.	5,982,597	--	--	173,912	--	788,434	6,771,031
Shoei Co. Ltd.	56,538,663	--	4,942,226	--	2,634,063	11,443,230	65,673,730
Total	$213,692,343	$8,253,098	$10,633,234	$1,520,716	$376,231	$23,719,733	$235,408,171

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$175,342,166	$175,342,166	$--	$--
Consumer Discretionary	421,786,314	416,576,896	5,209,418	--
Consumer Staples	255,628,240	255,628,240	--	--
Energy	35,478,844	35,478,844	--	--
Financials	186,901,643	186,901,643	--	--
Health Care	694,457,519	694,457,519	--	--
Industrials	1,192,512,705	1,192,512,705	--	--
Information Technology	880,291,911	880,291,911	--	--
Materials	157,348,996	157,348,996	--	--
Real Estate	78,559,300	78,559,300	--	--
Utilities	4,563,741	4,563,741	--	--
Investment Companies	332,534,501	332,534,501	--	--
Money Market Funds	74,696,571	74,696,571	--	--
Total Investments in Securities:	$4,490,102,451	$4,484,893,033	$5,209,418	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Small Cap Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,364,252) — See accompanying schedule: Unaffiliated issuers (cost $2,249,779,642)	$4,179,997,709
Fidelity Central Funds (cost $74,695,611)	74,696,571
Other affiliated issuers (cost $137,988,518)	235,408,171
Total Investment in Securities (cost $2,462,463,771)		$4,490,102,451
Foreign currency held at value (cost $109,189)		109,186
Receivable for investments sold		18,302,676
Receivable for fund shares sold		10,156,513
Dividends receivable		12,762,199
Distributions receivable from Fidelity Central Funds		47,596
Other receivables		6,986
Total assets		4,531,487,607
Liabilities
Payable for investments purchased	$10,712,083
Payable for fund shares redeemed	15,719,983
Other payables and accrued expenses	1,276,342
Collateral on securities loaned	10,220,500
Total liabilities		37,928,908
Net Assets		$4,493,558,699
Net Assets consist of:
Paid in capital		$2,363,365,073
Total accumulated earnings (loss)		2,130,193,626
Net Assets		$4,493,558,699
Net Asset Value, offering price and redemption price per share ($4,493,558,699 ÷ 205,653,537 shares)		$21.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends (including $1,520,716 earned from other affiliated issuers)		$27,400,876
Income from Fidelity Central Funds (including $132,229 from security lending)		216,548
Income before foreign taxes withheld		27,617,424
Less foreign taxes withheld		(2,881,534)
Total income		24,735,890
Expenses
Custodian fees and expenses	$216,976
Independent trustees' fees and expenses	8,985
Total expenses		225,961
Net investment income (loss)		24,509,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,898,881
Fidelity Central Funds	318
Other affiliated issuers	376,231
Foreign currency transactions	130,745
Total net realized gain (loss)		157,406,175
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $800,474)	729,685,510
Affiliated issuers	23,719,733
Assets and liabilities in foreign currencies	128,650
Total change in net unrealized appreciation (depreciation)		753,533,893
Net gain (loss)		910,940,068
Net increase (decrease) in net assets resulting from operations		$935,449,997

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,509,929	$47,907,959
Net realized gain (loss)	157,406,175	(44,415,130)
Change in net unrealized appreciation (depreciation)	753,533,893	307,037,733
Net increase (decrease) in net assets resulting from operations	935,449,997	310,530,562
Distributions to shareholders	(34,455,580)	(159,580,831)
Share transactions
Proceeds from sales of shares	280,306,104	461,446,003
Reinvestment of distributions	34,455,580	159,580,831
Cost of shares redeemed	(375,238,449)	(616,999,700)
Net increase (decrease) in net assets resulting from share transactions	(60,476,765)	4,027,134
Total increase (decrease) in net assets	840,517,652	154,976,865
Net Assets
Beginning of period	3,653,041,047	3,498,064,182
End of period	$4,493,558,699	$3,653,041,047
Other Information
Shares
Sold	13,591,783	28,721,728
Issued in reinvestment of distributions	1,762,434	9,392,633
Redeemed	(17,882,065)	(39,331,425)
Net increase (decrease)	(2,527,848)	(1,217,064)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Small Cap Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$17.55	$16.71	$16.43	$18.17	$15.02	$16.11
Income from Investment Operations
Net investment income (loss)A	.12	.22	.36	.38	.25	.15
Net realized and unrealized gain (loss)	4.35	1.36	1.47	(.99)	3.47	(.13)
Total from investment operations	4.47	1.58	1.83	(.61)	3.72	.02
Distributions from net investment income	(.17)	(.36)	(.37)	(.29)	(.15)	(.15)
Distributions from net realized gain	–	(.38)	(1.18)	(.85)	(.42)	(.96)
Total distributions	(.17)	(.74)	(1.55)	(1.13)B	(.57)	(1.11)
Net asset value, end of period	$21.85	$17.55	$16.71	$16.43	$18.17	$15.02
Total ReturnC,D	25.56%	9.60%	12.77%	(3.72)%	25.87%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.56%	1.06%
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.56%	1.06%
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.55%	1.05%
Net investment income (loss)	1.14%G	1.36%	2.28%	2.08%	1.52%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,493,559	$3,653,041	$3,498,064	$3,225,502	$3,572,161	$1,303,650
Portfolio turnover rateH	20%G	24%I	23%	14%	21%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	22.8%
Germany	15.1%
France	13.2%
United Kingdom	12.5%
Switzerland	6.1%
Italy	3.6%
Netherlands	3.1%
Sweden	3.0%
Belgium	2.7%
Other*	17.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	99.1
Short-Term Investments and Net Other Assets (Liabilities)	0.9

Top Ten Stocks as of April 30, 2021

% of fund's net assets
BHP Group PLC (United Kingdom, Metals & Mining)	3.9
Siemens AG (Germany, Industrial Conglomerates)	2.8
Toyota Motor Corp. (Japan, Automobiles)	2.5
Total SA (France, Oil, Gas & Consumable Fuels)	2.4
BNP Paribas SA (France, Banks)	2.4
Porsche Automobil Holding SE (Germany) (Germany, Automobiles)	2.3
Enel SpA (Italy, Electric Utilities)	2.0
Anglo American PLC (United Kingdom) (United Kingdom, Metals & Mining)	2.0
AXA SA (France, Insurance)	1.8
Sanofi SA (France, Pharmaceuticals)	1.8
23.9

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	30.8
Industrials	15.3
Materials	13.9
Consumer Discretionary	8.1
Information Technology	7.7
Health Care	6.7
Energy	6.1
Utilities	3.3
Communication Services	2.9
Consumer Staples	2.1

Fidelity® Series International Value Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 2.2%
Commonwealth Bank of Australia	1,911,008	$131,079,792
Evolution Mining Ltd.	9,458,485	33,735,772
Macquarie Group Ltd.	1,128,593	139,531,870

TOTAL AUSTRALIA		304,347,434

Austria - 0.8%
Erste Group Bank AG	3,281,164	116,765,470
Bailiwick of Jersey - 1.9%
Ferguson PLC	919,855	116,009,799
Glencore Xstrata PLC	36,574,927	148,985,171

TOTAL BAILIWICK OF JERSEY		264,994,970

Belgium - 2.7%
Anheuser-Busch InBev SA NV	2,240,300	158,686,083
KBC Groep NV	2,684,987	208,595,015

TOTAL BELGIUM		367,281,098

Brazil - 0.1%
Vale SA sponsored ADR	659,200	13,263,104
Denmark - 1.4%
A.P. Moller - Maersk A/S Series B	47,521	118,214,573
ORSTED A/S (a)	494,611	72,143,765

TOTAL DENMARK		190,358,338

Finland - 1.2%
Sampo Oyj (A Shares)	2,154,187	102,325,816
Stora Enso Oyj (R Shares)	3,527,000	67,548,548

TOTAL FINLAND		169,874,364

France - 13.2%
ALTEN	185,108	23,167,048
Atos Origin SA	550,055	37,443,011
AXA SA (b)	8,989,779	253,916,774
BNP Paribas SA	5,053,670	324,029,925
Capgemini SA	568,148	104,097,724
Sanofi SA	2,377,206	249,231,936
SR Teleperformance SA	351,231	135,590,084
Total SA	7,410,592	327,531,931
VINCI SA	1,355,029	148,687,030
Vivendi SA	4,062,486	141,639,590
Worldline SA/France (a)(c)	609,531	59,819,169

TOTAL FRANCE		1,805,154,222

Germany - 12.8%
Bayer AG	2,152,782	139,295,963
Deutsche Post AG	3,513,507	206,935,665
Hannover Reuck SE	752,863	139,208,923
HeidelbergCement AG	1,647,077	150,930,716
Infineon Technologies AG	1,465,300	58,759,352
Linde PLC	560,374	160,140,781
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	451,817	130,720,355
Rheinmetall AG	835,841	87,123,949
RWE AG	2,974,500	112,789,961
Siemens AG	2,284,507	381,135,558
Vonovia SE (b)	2,710,252	178,039,001
Vonovia SE rights 5/20/21 (b)(c)(d)	2,710,252	5,506,697

TOTAL GERMANY		1,750,586,921

Hong Kong - 0.9%
AIA Group Ltd.	9,346,847	118,635,566
India - 0.5%
Reliance Industries Ltd. sponsored GDR (a)	1,171,200	63,361,920
Indonesia - 0.3%
PT Bank Rakyat Indonesia Tbk	159,892,052	44,829,547
Ireland - 2.1%
CRH PLC	4,226,408	199,419,875
Ryanair Holdings PLC sponsored ADR (c)	757,000	88,455,450

TOTAL IRELAND		287,875,325

Italy - 3.6%
Assicurazioni Generali SpA	4,869,998	97,689,925
Enel SpA	27,579,850	273,849,462
Mediobanca SpA (c)	11,184,055	126,419,575

TOTAL ITALY		497,958,962

Japan - 22.8%
DENSO Corp.	2,136,696	138,008,391
FANUC Corp.	428,840	98,754,531
Fujitsu Ltd.	668,500	106,462,096
Hitachi Ltd.	2,789,400	137,338,836
Hoya Corp.	1,236,542	140,693,565
Ibiden Co. Ltd.	1,189,044	56,356,921
Idemitsu Kosan Co. Ltd.	2,409,476	57,696,026
Itochu Corp.	5,620,553	175,266,215
Kao Corp.	946,936	60,711,690
Minebea Mitsumi, Inc.	5,603,451	140,534,900
Mitsubishi Estate Co. Ltd.	3,200,633	52,582,455
Mitsubishi UFJ Financial Group, Inc.	32,129,724	170,933,258
Mitsui Fudosan Co. Ltd.	2,333,296	50,598,513
OBIC Co. Ltd.	295,042	57,043,073
Oracle Corp. Japan	511,611	47,982,549
ORIX Corp.	7,345,733	118,127,237
Recruit Holdings Co. Ltd.	1,563,416	70,490,509
Shin-Etsu Chemical Co. Ltd.	1,146,958	193,625,904
Shinsei Bank Ltd.	5,244,720	76,350,531
SoftBank Group Corp.	2,165,337	195,119,910
Sony Group Corp.	1,509,845	150,952,689
Sumitomo Mitsui Financial Group, Inc.	4,798,663	168,570,888
Suzuki Motor Corp.	2,267,782	86,050,800
Tokio Marine Holdings, Inc.	2,952,815	141,304,991
Tokyo Electron Ltd.	223,963	99,019,967
Toyota Motor Corp.	4,590,724	343,497,153

TOTAL JAPAN		3,134,073,598

Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	1,628,115	118,656,662
Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	4,215,239	122,893,449
Netherlands - 3.1%
AerCap Holdings NV (c)	1,036,133	60,354,747
Airbus Group NV	1,138,887	136,962,214
Koninklijke Philips Electronics NV	1,526,297	86,301,648
NN Group NV	2,810,089	140,441,314

TOTAL NETHERLANDS		424,059,923

Portugal - 0.3%
Galp Energia SGPS SA Class B	3,874,164	44,610,246
Singapore - 1.0%
United Overseas Bank Ltd.	6,827,589	136,423,514
Spain - 2.5%
Banco Santander SA (Spain)	63,627,044	245,933,397
Cellnex Telecom SA (a)	1,140,138	64,479,182
Unicaja Banco SA (a)	27,736,831	27,360,889

TOTAL SPAIN		337,773,468

Sweden - 3.0%
Ericsson (B Shares)	10,489,485	144,064,035
Investor AB (B Shares)	2,400,160	203,823,145
Volvo AB (B Shares)	2,647,100	64,680,102

TOTAL SWEDEN		412,567,282

Switzerland - 6.1%
Novartis AG	2,101,110	179,301,152
Roche Holding AG (participation certificate)	180,150	58,756,976
Siemens Energy AG (c)	2,122,267	70,931,575
Swiss Life Holding AG	141,240	68,806,653
UBS Group AG	13,816,982	211,261,655
Zurich Insurance Group Ltd.	604,540	248,017,715

TOTAL SWITZERLAND		837,075,726

United Kingdom - 12.5%
Anglo American PLC (United Kingdom)	6,439,402	273,019,278
AstraZeneca PLC (United Kingdom)	822,299	87,528,764
Barratt Developments PLC	7,366,000	78,534,126
Beazley PLC	6,703,917	31,367,610
BHP Group PLC	17,620,637	530,642,266
BP PLC	57,788,133	241,921,416
Imperial Brands PLC	3,244,526	67,548,853
Lloyds Banking Group PLC	276,480,287	173,375,255
Royal Dutch Shell PLC Class B sponsored ADR	2,958,686	105,950,546
Standard Chartered PLC (United Kingdom)	17,774,722	127,550,263

TOTAL UNITED KINGDOM		1,717,438,377

TOTAL COMMON STOCKS
(Cost $10,053,721,548)		13,280,859,486

Nonconvertible Preferred Stocks - 2.3%
Germany - 2.3%
Porsche Automobil Holding SE (Germany)
(Cost $205,445,469)	2,949,177	310,892,042

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.04% (e)	52,465,918	52,476,411
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	133,441,956	133,455,300
TOTAL MONEY MARKET FUNDS
(Cost $185,931,711)		185,931,711
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $10,445,098,728)		13,777,683,239
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(64,731,913)
NET ASSETS - 100%		$13,712,951,326

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,164,925 or 2.1% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,333
Fidelity Securities Lending Cash Central Fund	154,210
Total	$186,543

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$401,238,682	$206,118,772	$195,119,910	$--
Consumer Discretionary	1,107,935,201	302,593,317	805,341,884	--
Consumer Staples	286,946,626	128,260,543	158,686,083	--
Energy	841,072,085	227,008,492	614,063,593	--
Financials	4,223,396,868	2,765,917,487	1,457,479,381	--
Health Care	941,110,004	279,989,528	661,120,476	--
Industrials	2,100,126,901	938,946,821	1,161,180,080	--
Information Technology	1,050,210,443	847,387,056	202,823,387	--
Materials	1,894,204,864	1,015,157,552	879,047,312	--
Real Estate	286,726,666	281,219,969	5,506,697	--
Utilities	458,783,188	184,933,726	273,849,462	--
Money Market Funds	185,931,711	185,931,711	--	--
Total Investments in Securities:	$13,777,683,239	$7,363,464,974	$6,414,218,265	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Series International Value Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $122,641,606) — See accompanying schedule: Unaffiliated issuers (cost $10,259,167,017)	$13,591,751,528
Fidelity Central Funds (cost $185,931,711)	185,931,711
Total Investment in Securities (cost $10,445,098,728)		$13,777,683,239
Cash		18,435
Foreign currency held at value (cost $3,812,671)		3,812,664
Receivable for investments sold		349
Receivable for fund shares sold		57,475,273
Dividends receivable		96,900,068
Distributions receivable from Fidelity Central Funds		112,420
Total assets		13,936,002,448
Liabilities
Payable for investments purchased
Regular delivery	$24,822,417
Delayed delivery	5,506,697
Payable for fund shares redeemed	59,076,519
Other payables and accrued expenses	190,189
Collateral on securities loaned	133,455,300
Total liabilities		223,051,122
Net Assets		$13,712,951,326
Net Assets consist of:
Paid in capital		$11,578,796,740
Total accumulated earnings (loss)		2,134,154,586
Net Assets		$13,712,951,326
Net Asset Value, offering price and redemption price per share ($13,712,951,326 ÷ 1,240,746,991 shares)		$11.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$214,828,829
Income from Fidelity Central Funds (including $154,210 from security lending)		186,543
Income before foreign taxes withheld		215,015,372
Less foreign taxes withheld		(19,859,403)
Total income		195,155,969
Expenses
Custodian fees and expenses	$392,671
Independent trustees' fees and expenses	29,220
Interest	6,489
Total expenses		428,380
Net investment income (loss)		194,727,589
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	354,848,558
Fidelity Central Funds	1,792
Foreign currency transactions	1,802,555
Total net realized gain (loss)		356,652,905
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,649,983,985
Assets and liabilities in foreign currencies	129,929
Total change in net unrealized appreciation (depreciation)		3,650,113,914
Net gain (loss)		4,006,766,819
Net increase (decrease) in net assets resulting from operations		$4,201,494,408

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$194,727,589	$386,034,430
Net realized gain (loss)	356,652,905	(621,418,635)
Change in net unrealized appreciation (depreciation)	3,650,113,914	(1,625,653,671)
Net increase (decrease) in net assets resulting from operations	4,201,494,408	(1,861,037,876)
Distributions to shareholders	(373,393,666)	(664,417,720)
Share transactions
Proceeds from sales of shares	620,914,207	1,780,488,165
Reinvestment of distributions	373,393,666	664,417,720
Cost of shares redeemed	(2,715,166,995)	(4,306,137,056)
Net increase (decrease) in net assets resulting from share transactions	(1,720,859,122)	(1,861,231,171)
Total increase (decrease) in net assets	2,107,241,620	(4,386,686,767)
Net Assets
Beginning of period	11,605,709,706	15,992,396,473
End of period	$13,712,951,326	$11,605,709,706
Other Information
Shares
Sold	59,096,279	202,786,325
Issued in reinvestment of distributions	38,062,555	67,797,726
Redeemed	(264,004,269)	(491,561,140)
Net increase (decrease)	(166,845,435)	(220,977,089)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series International Value Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.25	$9.82	$9.68	$10.87	$9.27	$9.91
Income from Investment Operations
Net investment income (loss)A	.15	.26	.39	.38	.29	.24
Net realized and unrealized gain (loss)	2.94	(1.43)	.10	(1.23)	1.55	(.68)
Total from investment operations	3.09	(1.17)	.49	(.85)	1.84	(.44)
Distributions from net investment income	(.29)	(.36)	(.35)	(.31)	(.22)	(.20)
Distributions from net realized gain	–	(.04)	–	(.03)	(.02)	–
Total distributions	(.29)	(.40)	(.35)	(.34)	(.24)	(.20)
Net asset value, end of period	$11.05	$8.25	$9.82	$9.68	$10.87	$9.27
Total ReturnB,C	37.84%	(12.55)%	5.48%	(8.11)%	20.33%	(4.49)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%F	.01%	.01%	.01%	.48%	.96%
Expenses net of fee waivers, if any	.01%F	.01%	.01%	.01%	.47%	.96%
Expenses net of all reductions	.01%F	.01%	.01%	- %G	.46%	.95%
Net investment income (loss)	2.84%F	2.92%	4.23%	3.60%	2.86%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$13,712,951	$11,605,710	$15,992,396	$14,030,676	$14,793,134	$5,774,976
Portfolio turnover rateH	23%F	36%I	41%	43%	51%	45%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund, Fidelity Series International Growth Fund and Fidelity Series International Small Cap Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Series Emerging Markets Fund	$2,649,180,730	$974,709,034	$(65,164,772)	$909,544,262
Fidelity Series Emerging Markets Opportunities Fund	21,877,549,429	11,385,845,717	(813,227,039)	10,572,618,678
Fidelity Series International Growth Fund	7,200,547,908	6,833,178,062	(78,142,408)	6,755,035,654
Fidelity Series International Small Cap Fund	2,477,093,677	2,106,578,993	(93,570,219)	2,013,008,774
Fidelity Series International Value Fund	10,627,847,926	3,717,580,068	(567,744,755)	3,149,835,313

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Series Emerging Markets Fund	$(95,504,325)	$(187,614,050)	$(283,118,375)
Fidelity Series International Small Cap Fund	(24,154,384)	(24,934,649)	(49,089,033)
Fidelity Series International Value Fund	(987,579,233)	(546,636,283)	(1,534,215,516)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	1,203,364,290	1,362,607,955
Fidelity Series Emerging Markets Opportunities Fund	11,019,051,789	12,680,489,025
Fidelity Series International Growth Fund	1,872,021,642	1,940,568,442
Fidelity Series International Small Cap Fund	443,441,436	394,094,030
Fidelity Series International Value Fund	1,498,080,080	3,370,698,213

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Emerging Markets Fund	$31
Fidelity Series Emerging Markets Opportunities Fund	60,287
Fidelity Series International Growth Fund	3,435
Fidelity Series International Small Cap Fund	86
Fidelity Series International Value Fund	895

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series International Growth Fund	Borrower	$74,968,000.31%		$1,271
Fidelity Series International Value Fund	Borrower	$72,408,300.32%		$6,489

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	24,599,767	18,612,079
Fidelity Series Emerging Markets Opportunities Fund	202,979,478	115,444,315
Fidelity Series International Growth Fund	76,425,178	50,860,729
Fidelity Series International Small Cap Fund	9,141,460	1,952,900
Fidelity Series International Value Fund	40,530	37,891,665

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, Fidelity Series Emerging Markets Fund received investments and cash valued at $58,024,325 in exchange for 6,069,490 shares of the Fund. Fidelity Series Emerging Markets Opportunities Fund received investments and cash valued at $522,218,927 in exchange for 26,562,509 shares of the Fund. Fidelity Series International Growth Fund received investments and cash valued at $333,338,148 in exchange for 19,301,572 shares of the Fund. Fidelity Series International Small Cap Fund received investments and cash valued at $84,931,704 in exchange for 5,043,450 shares of the Fund. Fidelity Series International Value Fund received investments and cash valued at $333,338,148 in exchange for 33,670,520 shares of the Fund. The amount of in-kind exchanges is included in the Fund's share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Emerging Markets Fund	$8,088	$–	$–
Fidelity Series Emerging Markets Opportunities Fund	$58,458	$–	$–
Fidelity Series International Growth Fund	$3,531	$–	$–
Fidelity Series International Small Cap Fund	$5,499	$–	$–
Fidelity Series International Value Fund	$19,318	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 29, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Series Emerging Markets Fund	.013%	$422,129
Fidelity Series Emerging Markets Opportunities Fund	.013%	$2,960,777

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Series Emerging Markets Fund	$21
Fidelity Series International Growth Fund	396

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Series Emerging Markets Fund	.01%
Actual		$1,000.00	$1,247.60	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series Emerging Markets Opportunities Fund	.01%
Actual		$1,000.00	$1,246.70	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Growth Fund	.01%
Actual		$1,000.00	$1,213.60	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Small Cap Fund	.01%
Actual		$1,000.00	$1,255.60	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Series International Value Fund	.01%
Actual		$1,000.00	$1,378.40	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Emerging Markets Fund
Fidelity Series Emerging Markets Opportunities Fund
Fidelity Series International Growth Fund
Fidelity Series International Small Cap Fund
Fidelity Series International Value Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense caps for each fund were lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GSV-S-SANN-0621
1.907946.111

Fidelity® Global Commodity Stock Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Exxon Mobil Corp.	5.6
Nutrien Ltd.	5.0
Rio Tinto PLC	4.9
Chevron Corp.	4.8
Archer Daniels Midland Co.	4.3
Total SA	4.3
Lundin Mining Corp.	4.1
BHP Billiton Ltd.	3.3
First Quantum Minerals Ltd.	3.1
Corteva, Inc.	3.1
42.5

Top Sectors (% of fund's net assets)

As of April 30, 2021
Metals	43.6%
Agriculture	29.5%
Energy	26.9%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 14.3%
Fertilizers & Agricultural Chemicals - 13.8%
CF Industries Holdings, Inc.	230,660	$11,216,996
Corteva, Inc.	461,000	22,478,360
FMC Corp.	164,100	19,403,184
Icl Group Ltd.	429,200	2,754,882
Nutrien Ltd.	658,883	36,370,835
The Mosaic Co.	259,461	9,127,838
		101,352,095
Specialty Chemicals - 0.5%
Albemarle Corp. U.S.	22,600	3,800,642

TOTAL CHEMICALS		105,152,737

Construction Materials - 1.0%
Construction Materials - 1.0%
Summit Matls, Inc. (a)	252,100	7,257,959
Food Products - 7.3%
Agricultural Products - 7.3%
Archer Daniels Midland Co.	506,800	31,994,284
Bunge Ltd.	135,300	11,422,026
Darling Ingredients, Inc. (a)	96,100	6,674,145
Wilmar International Ltd.	868,500	3,406,778
		53,497,233
Metals & Mining - 42.6%
Aluminum - 0.2%
Kaiser Aluminum Corp.	14,300	1,722,721
Copper - 10.3%
Antofagasta PLC	147,000	3,787,233
ERO Copper Corp. (a)	309,800	6,117,110
First Quantum Minerals Ltd.	990,024	22,818,517
Freeport-McMoRan, Inc.	346,600	13,070,286
Lundin Mining Corp.	2,461,200	29,735,036
		75,528,182
Diversified Metals & Mining - 15.8%
Anglo American PLC (United Kingdom)	324,981	13,778,621
BHP Billiton Ltd.	662,099	24,097,673
BHP Group PLC	533,594	16,069,086
Grupo Mexico SA de CV Series B	500,620	2,263,009
IGO Ltd.	691,321	3,988,868
Ivanhoe Mine Ltd. (a)	882,800	6,226,967
MMC Norilsk Nickel PJSC	21,540	7,348,603
Nickel Mines Ltd.	4,686,494	4,115,674
Rio Tinto PLC	433,240	36,286,998
Teck Resources Ltd. Class B (sub. vtg.)	89,500	1,893,906
		116,069,405
Gold - 6.3%
Agnico Eagle Mines Ltd. (Canada)	52,600	3,287,420
AngloGold Ashanti Ltd.	46,800	965,355
Barrick Gold Corp. (Canada)	447,947	9,544,589
Franco-Nevada Corp.	59,171	8,242,973
Kirkland Lake Gold Ltd.	36,800	1,367,332
Newcrest Mining Ltd.	142,874	2,918,870
Newmont Corp.	221,900	13,848,779
Wheaton Precious Metals Corp.	153,200	6,355,342
		46,530,660
Precious Metals & Minerals - 0.9%
Anglo American Platinum Ltd.	12,000	1,642,327
Impala Platinum Holdings Ltd.	268,400	5,015,334
		6,657,661
Steel - 9.1%
ArcelorMittal SA (Netherlands)	236,300	6,889,223
Cleveland-Cliffs, Inc.	79,200	1,414,512
Commercial Metals Co.	254,700	7,442,334
Fortescue Metals Group Ltd.	746,976	12,999,031
JFE Holdings, Inc.	89,300	1,174,979
Nucor Corp.	51,792	4,260,410
POSCO	13,324	4,331,389
Steel Dynamics, Inc.	168,200	9,119,804
Vale SA	944,800	18,961,920
		66,593,602

TOTAL METALS & MINING		313,102,231

Oil, Gas & Consumable Fuels - 26.4%
Integrated Oil & Gas - 21.6%
BP PLC	3,387,314	14,180,486
Chevron Corp.	339,300	34,971,651
Equinor ASA	142,000	2,891,519
Exxon Mobil Corp.	717,100	41,046,800
Lukoil PJSC sponsored ADR	96,400	7,391,952
Occidental Petroleum Corp.	156,000	3,956,160
Occidental Petroleum Corp. warrants 8/3/27 (a)	6,687	72,086
Petroleo Brasileiro SA - Petrobras (ON)	1,801,600	7,661,373
Royal Dutch Shell PLC Class B (United Kingdom)	861,389	15,413,412
Total SA	716,814	31,681,608
		159,267,047
Oil & Gas Exploration & Production - 4.6%
Cabot Oil & Gas Corp.	146,900	2,448,823
ConocoPhillips Co.	164,400	8,407,416
Diamondback Energy, Inc.	28,600	2,337,478
EQT Corp. (a)	126,900	2,423,790
Hess Corp.	82,300	6,132,173
Magnolia Oil & Gas Corp. Class A (a)	275,600	3,103,256
NOVATEK OAO GDR (Reg. S)	12,500	2,250,625
Pioneer Natural Resources Co.	43,210	6,646,994
		33,750,555
Oil & Gas Refining & Marketing - 0.2%
Renewable Energy Group, Inc. (a)	25,400	1,410,208

TOTAL OIL, GAS & CONSUMABLE FUELS		194,427,810

Paper & Forest Products - 7.5%
Forest Products - 1.2%
Svenska Cellulosa AB SCA (B Shares)	248,200	4,353,846
West Fraser Timber Co. Ltd.	61,100	4,717,398
		9,071,244
Paper Products - 6.3%
Mondi PLC	443,400	12,032,826
Nine Dragons Paper (Holdings) Ltd.	1,545,000	2,124,244
Oji Holdings Corp.	218,600	1,378,126
Stora Enso Corp. (R Shares)	732,400	14,026,809
Suzano Papel e Celulose SA (a)	762,045	9,633,496
UPM-Kymmene Corp.	186,500	7,298,349
		46,493,850

TOTAL PAPER & FOREST PRODUCTS		55,565,094

TOTAL COMMON STOCKS
(Cost $584,697,958)		729,003,064

Nonconvertible Preferred Stocks - 0.9%
Chemicals - 0.9%
Fertilizers & Agricultural Chemicals - 0.9%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)
(Cost $6,532,248)	124,270	6,547,898

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.04% (b)
(Cost $15,765,027)	15,761,874	15,765,027
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $606,995,233)		751,315,989
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(15,802,496)
NET ASSETS - 100%		$735,513,493

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,253
Fidelity Securities Lending Cash Central Fund	2,855
Total	$7,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$729,003,064	$573,613,120	$155,389,944	$--
Nonconvertible Preferred Stocks	6,547,898	6,547,898	--	--
Money Market Funds	15,765,027	15,765,027	--	--
Total Investments in Securities:	$751,315,989	$595,926,045	$155,389,944	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	37.4%
Canada	18.6%
United Kingdom	15.1%
Australia	6.6%
Brazil	4.9%
France	4.3%
Finland	2.9%
Russia	2.3%
Bermuda	1.9%
South Africa	1.0%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $591,230,206)	$735,550,962
Fidelity Central Funds (cost $15,765,027)	15,765,027
Total Investment in Securities (cost $606,995,233)		$751,315,989
Foreign currency held at value (cost $252,829)		252,825
Receivable for fund shares sold		2,187,957
Dividends receivable		990,592
Distributions receivable from Fidelity Central Funds		1,230
Prepaid expenses		115
Other receivables		36,498
Total assets		754,785,206
Liabilities
Payable for investments purchased	$8,017,230
Payable for fund shares redeemed	10,666,480
Accrued management fee	402,869
Distribution and service plan fees payable	19,793
Other affiliated payables	127,075
Other payables and accrued expenses	38,266
Total liabilities		19,271,713
Net Assets		$735,513,493
Net Assets consist of:
Paid in capital		$774,528,390
Total accumulated earnings (loss)		(39,014,897)
Net Assets		$735,513,493
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,256,136 ÷ 2,482,048 shares)(a)		$15.82
Maximum offering price per share (100/94.25 of $15.82)		$16.79
Class M:
Net Asset Value and redemption price per share ($7,135,016 ÷ 451,392 shares)(a)		$15.81
Maximum offering price per share (100/96.50 of $15.81)		$16.38
Class C:
Net Asset Value and offering price per share ($11,078,224 ÷ 705,695 shares)(a)		$15.70
Global Commodity Stock:
Net Asset Value, offering price and redemption price per share ($532,500,584 ÷ 33,647,337 shares)		$15.83
Class I:
Net Asset Value, offering price and redemption price per share ($81,730,259 ÷ 5,165,101 shares)		$15.82
Class Z:
Net Asset Value, offering price and redemption price per share ($63,813,274 ÷ 4,037,546 shares)		$15.80

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$11,535,329
Income from Fidelity Central Funds (including $2,855 from security lending)		7,108
Income before foreign taxes withheld		11,542,437
Less foreign taxes withheld		(502,386)
Total income		11,040,051
Expenses
Management fee	$1,869,945
Transfer agent fees	481,449
Distribution and service plan fees	101,024
Accounting fees	138,865
Custodian fees and expenses	21,761
Independent trustees' fees and expenses	962
Registration fees	94,260
Audit	27,634
Legal	1,608
Miscellaneous	903
Total expenses before reductions	2,738,411
Expense reductions	(42,808)
Total expenses after reductions		2,695,603
Net investment income (loss)		8,344,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,078,768
Fidelity Central Funds	(2,597)
Foreign currency transactions	150,219
Total net realized gain (loss)		4,226,390
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	170,104,133
Assets and liabilities in foreign currencies	10,905
Total change in net unrealized appreciation (depreciation)		170,115,038
Net gain (loss)		174,341,428
Net increase (decrease) in net assets resulting from operations		$182,685,876

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,344,448	$9,481,273
Net realized gain (loss)	4,226,390	(119,661,724)
Change in net unrealized appreciation (depreciation)	170,115,038	33,949,908
Net increase (decrease) in net assets resulting from operations	182,685,876	(76,230,543)
Distributions to shareholders	(6,996,946)	(14,697,608)
Share transactions - net increase (decrease)	300,714,510	(156,584,019)
Total increase (decrease) in net assets	476,403,440	(247,512,170)
Net Assets
Beginning of period	259,110,053	506,622,223
End of period	$735,513,493	$259,110,053

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Commodity Stock Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$12.14	$12.42	$12.56	$10.73	$10.05
Income from Investment Operations
Net investment income (loss)A	.20	.28	.35	.21	.12	.11
Net realized and unrealized gain (loss)	4.99	(1.26)	(.41)	(.22)	1.86	.79
Total from investment operations	5.19	(.98)	(.06)	(.01)	1.98	.90
Distributions from net investment income	(.17)	(.36)	(.20)	(.09)	(.08)	(.21)
Distributions from net realized gain	–	–	(.02)	(.05)	(.07)	(.01)
Total distributions	(.17)	(.36)	(.22)	(.13)B	(.15)	(.22)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$15.82	$10.80	$12.14	$12.42	$12.56	$10.73
Total ReturnD,E,F	48.40%	(8.39)%	(.44)%	(.05)%	18.53%	9.29%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.31%	1.29%	1.28%	1.33%	1.38%
Expenses net of fee waivers, if any	1.25%I	1.31%	1.28%	1.28%	1.33%	1.38%
Expenses net of all reductions	1.23%I	1.29%	1.28%	1.27%	1.32%	1.37%
Net investment income (loss)	2.74%I	2.53%	2.86%	1.55%	1.07%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$39,256	$20,453	$25,779	$27,258	$29,920	$34,791
Portfolio turnover rateJ	29%I	40%	55%	70%	81%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$12.12	$12.39	$12.53	$10.72	$10.02
Income from Investment Operations
Net investment income (loss)A	.17	.25	.31	.16	.09	.09
Net realized and unrealized gain (loss)	5.00	(1.27)	(.40)	(.20)	1.84	.79
Total from investment operations	5.17	(1.02)	(.09)	(.04)	1.93	.88
Distributions from net investment income	(.14)	(.32)	(.16)	(.06)	(.05)	(.17)
Distributions from net realized gain	–	–	(.02)	(.05)	(.07)	(.01)
Total distributions	(.14)	(.32)	(.18)	(.10)B	(.12)	(.18)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$15.81	$10.78	$12.12	$12.39	$12.53	$10.72
Total ReturnD,E,F	48.19%	(8.72)%	(.70)%	(.30)%	18.09%	9.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.59%	1.59%	1.59%	1.62%	1.65%
Expenses net of fee waivers, if any	1.55%I	1.59%	1.59%	1.59%	1.62%	1.65%
Expenses net of all reductions	1.53%I	1.58%	1.59%	1.58%	1.61%	1.64%
Net investment income (loss)	2.44%I	2.24%	2.55%	1.24%	.78%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$7,135	$4,378	$5,416	$7,200	$6,876	$6,068
Portfolio turnover rateJ	29%I	40%	55%	70%	81%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.68	$11.99	$12.26	$12.39	$10.61	$9.92
Income from Investment Operations
Net investment income (loss)A	.14	.20	.26	.11	.04	.04
Net realized and unrealized gain (loss)	4.96	(1.26)	(.41)	(.19)	1.82	.78
Total from investment operations	5.10	(1.06)	(.15)	(.08)	1.86	.82
Distributions from net investment income	(.08)	(.25)	(.11)	–	(.01)	(.12)
Distributions from net realized gain	–	–	(.02)	(.05)	(.07)	(.01)
Total distributions	(.08)	(.25)	(.12)B	(.05)	(.08)	(.13)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$15.70	$10.68	$11.99	$12.26	$12.39	$10.61
Total ReturnD,E,F	47.88%	(9.11)%	(1.16)%	(.67)%	17.59%	8.46%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.99%I	2.05%	2.02%	2.00%	2.07%	2.13%
Expenses net of fee waivers, if any	1.99%I	2.04%	2.02%	1.99%	2.07%	2.13%
Expenses net of all reductions	1.97%I	2.03%	2.01%	1.98%	2.06%	2.12%
Net investment income (loss)	2.00%I	1.79%	2.13%	.84%	.33%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$11,078	$7,871	$11,294	$20,793	$14,289	$12,620
Portfolio turnover rateJ	29%I	40%	55%	70%	81%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.82	$12.15	$12.44	$12.59	$10.77	$10.09
Income from Investment Operations
Net investment income (loss)A	.22	.31	.37	.23	.15	.14
Net realized and unrealized gain (loss)	5.01	(1.26)	(.41)	(.20)	1.84	.79
Total from investment operations	5.23	(.95)	(.04)	.03	1.99	.93
Distributions from net investment income	(.22)	(.38)	(.23)	(.13)	(.11)	(.24)
Distributions from net realized gain	–	–	(.02)	(.05)	(.07)	(.01)
Total distributions	(.22)	(.38)	(.25)	(.18)	(.17)B	(.25)
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$15.83	$10.82	$12.15	$12.44	$12.59	$10.77
Total ReturnD,E	48.69%	(8.16)%	(.23)%	.23%	18.65%	9.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	1.02%	1.06%	1.08%	1.10%	1.13%
Expenses net of fee waivers, if any	.96%H	1.02%	1.06%	1.08%	1.10%	1.13%
Expenses net of all reductions	.94%H	1.00%	1.06%	1.06%	1.09%	1.12%
Net investment income (loss)	3.03%H	2.82%	3.08%	1.75%	1.30%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$532,501	$176,718	$257,011	$369,563	$264,557	$228,982
Portfolio turnover rateI	29%H	40%	55%	70%	81%	85%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$12.16	$12.45	$12.60	$10.76	$10.09
Income from Investment Operations
Net investment income (loss)A	.22	.32	.39	.25	.17	.16
Net realized and unrealized gain (loss)	4.99	(1.26)	(.41)	(.21)	1.86	.77
Total from investment operations	5.21	(.94)	(.02)	.04	2.03	.93
Distributions from net investment income	(.20)	(.41)	(.25)	(.14)	(.12)	(.25)
Distributions from net realized gain	–	–	(.02)	(.05)	(.07)	(.01)
Total distributions	(.20)	(.41)	(.27)	(.19)	(.19)	(.26)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$15.82	$10.81	$12.16	$12.45	$12.60	$10.76
Total ReturnC,D	48.61%	(8.11)%	(.06)%	.30%	18.99%	9.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.94%G	.95%	.92%	.93%	.96%	1.01%
Expenses net of fee waivers, if any	.94%G	.95%	.92%	.93%	.95%	1.01%
Expenses net of all reductions	.92%G	.93%	.91%	.91%	.94%	1.00%
Net investment income (loss)	3.05%G	2.88%	3.23%	1.90%	1.45%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$81,730	$33,185	$102,633	$117,981	$113,655	$70,068
Portfolio turnover rateH	29%G	40%	55%	70%	81%	85%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Global Commodity Stock Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.81	$12.16	$12.46	$13.84
Income from Investment Operations
Net investment income (loss)B	.23	.34	.39	(.01)
Net realized and unrealized gain (loss)	4.98	(1.26)	(.40)	(1.37)
Total from investment operations	5.21	(.92)	(.01)	(1.38)
Distributions from net investment income	(.22)	(.43)	(.27)	–
Distributions from net realized gain	–	–	(.02)	–
Total distributions	(.22)	(.43)	(.29)	–
Net asset value, end of period	$15.80	$10.81	$12.16	$12.46
Total ReturnC,D	48.62%	(7.99)%	.03%	(9.97)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.85%	.83%	.89%G
Expenses net of fee waivers, if any	.82%G	.84%	.83%	.89%G
Expenses net of all reductions	.80%G	.83%	.82%	.87%G
Net investment income (loss)	3.17%G	2.99%	3.32%	(.70)%G
Supplemental Data
Net assets, end of period (000 omitted)	$63,813	$16,505	$104,489	$5,118
Portfolio turnover rateH	29%G	40%	55%	70%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$162,077,067
Gross unrealized depreciation	(22,779,000)
Net unrealized appreciation (depreciation)	$139,298,067
Tax cost	$612,017,922

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(33,422,798)
Long-term	(156,681,042)
Total capital loss carryforward	$(190,103,840)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	379,010,149	75,123,960

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$37,842	$2,638
Class M	.25%	.25%	14,932	124
Class C	.75%	.25%	48,250	6,150
			$101,024	$8,912

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,612
Class M	1,224
Class C(a)	817
$10,653

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$34,193.22
Class M	8,237.28
Class C	10,352.21
Global Commodity Stock	379,162.18
Class I	41,144.16
Class Z	8,361.04
	$481,449

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Commodity Stock Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global Commodity Stock Fund	$2,837

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	13,656,157	596,575

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Global Commodity Stock Fund	$472

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Commodity Stock Fund	$212	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $42,135 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $673.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Global Commodity Stock Fund
Distributions to shareholders
Class A	$330,900	$759,471
Class M	55,155	144,021
Class C	54,858	230,198
Global Commodity Stock	5,592,593	7,319,626
Class I	607,688	3,291,216
Class Z	355,752	2,953,076
Total	$6,996,946	$14,697,608

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Global Commodity Stock Fund
Class A
Shares sold	760,105	425,473	$11,254,077	$4,506,487
Reinvestment of distributions	24,735	61,881	326,260	754,330
Shares redeemed	(196,958)	(715,875)	(2,792,226)	(7,654,932)
Net increase (decrease)	587,882	(228,521)	$8,788,111	$(2,394,115)
Class M
Shares sold	68,089	68,941	$1,014,588	$766,910
Reinvestment of distributions	4,164	11,772	54,963	143,620
Shares redeemed	(27,041)	(121,509)	(380,514)	(1,308,904)
Net increase (decrease)	45,212	(40,796)	$689,037	$(398,374)
Class C
Shares sold	165,791	125,458	$2,448,924	$1,381,253
Reinvestment of distributions	4,142	18,529	54,381	224,941
Shares redeemed	(201,194)	(348,931)	(2,812,989)	(3,612,195)
Net increase (decrease)	(31,261)	(204,944)	$(309,684)	$(2,006,001)
Global Commodity Stock
Shares sold	21,238,306	3,621,215	$280,999,229	$39,299,615
Reinvestment of distributions	364,169	508,051	4,799,750	6,193,144
Shares redeemed	(4,283,901)	(8,945,051)	(61,893,705)	(94,341,181)
Net increase (decrease)	17,318,574	(4,815,785)	$223,905,274	$(48,848,422)
Class I
Shares sold	2,604,822	3,932,111	$39,451,991	$43,193,618
Reinvestment of distributions	45,805	150,783	603,715	1,835,030
Shares redeemed	(555,047)	(9,450,971)	(7,786,337)	(88,002,900)
Net increase (decrease)	2,095,580	(5,368,077)	$32,269,369	$(42,974,252)
Class Z
Shares sold	2,890,100	2,534,152	$40,821,901	$27,902,181
Reinvestment of distributions	23,487	233,079	309,090	2,831,913
Shares redeemed	(403,463)	(9,832,640)	(5,758,588)	(90,696,949)
Net increase (decrease)	2,510,124	(7,065,409)	$35,372,403	$(59,962,855)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio
Fidelity Global Commodity Stock Fund	14%	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

% of shares held
Fidelity Global Commodity Stock Fund	40%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Global Commodity Stock Fund
Class A	1.25%
Actual		$1,000.00	$1,484.00	$7.70
Hypothetical-C		$1,000.00	$1,018.60	$6.26
Class M	1.55%
Actual		$1,000.00	$1,481.90	$9.54
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Class C	1.99%
Actual		$1,000.00	$1,478.80	$12.23
Hypothetical-C		$1,000.00	$1,014.93	$9.94
Global Commodity Stock	.96%
Actual		$1,000.00	$1,486.90	$5.92
Hypothetical-C		$1,000.00	$1,020.03	$4.81
Class I	.94%
Actual		$1,000.00	$1,486.10	$5.79
Hypothetical-C		$1,000.00	$1,020.13	$4.71
Class Z	.82%
Actual		$1,000.00	$1,486.20	$5.05
Hypothetical-C		$1,000.00	$1,020.73	$4.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Global Commodity Stock Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GCS-SANN-0621
1.879383.112

Fidelity® Emerging Markets Discovery Fund

Fidelity® Total Emerging Markets Fund

Semi-Annual Report

April 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity® Emerging Markets Discovery Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Fidelity® Total Emerging Markets Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Discovery Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Silergy Corp. (Cayman Islands, Semiconductors & Semiconductor Equipment)	2.3
CEMEX S.A.B. de CV sponsored ADR (Mexico, Construction Materials)	1.9
Sunny Optical Technology Group Co. Ltd. (Cayman Islands, Electronic Equipment & Components)	1.8
Globant SA (Luxembourg, IT Services)	1.8
Nanya Technology Corp. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6
9.4

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	16.8
Materials	14.3
Industrials	12.8
Consumer Discretionary	11.0
Financials	11.0

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	14.5
India	10.8
Brazil	10.4
Korea (South)	9.7
Taiwan	8.6

Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks and Equity Futures	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Fidelity® Emerging Markets Discovery Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Belgium - 1.3%
Titan Cement International Trading SA	197,000	$3,988,440
Bermuda - 2.5%
AGTech Holdings Ltd. (a)	10,044,000	400,842
Alibaba Pictures Group Ltd. (a)	1,412,938	205,545
Credicorp Ltd. (United States)	16,953	2,024,188
Huanxi Media Group Ltd. (a)	390,000	119,996
Pacific Basin Shipping Ltd.	6,320,000	2,221,184
Shangri-La Asia Ltd. (a)	2,942,000	2,802,716

TOTAL BERMUDA		7,774,471

Brazil - 9.3%
Alupar Investimento SA unit	399,889	1,978,078
Atacadao SA	515,200	2,060,022
Azul SA sponsored ADR (a)(b)	113,800	2,421,664
Duratex SA	457,700	1,996,942
Enauta Participacoes SA	445,900	1,246,900
Equatorial Energia SA	499,541	2,307,321
Hapvida Participacoes e Investimentos SA (c)	660,190	1,754,981
LOG Commercial Properties e Participacoes SA	209,176	1,136,364
Lojas Renner SA	341,961	2,543,280
Natura & Co. Holding SA (a)	248,153	2,226,595
Notre Dame Intermedica Participacoes SA	117,167	1,752,959
Rumo SA (a)	803,000	2,956,527
Suzano Papel e Celulose SA (a)	213,100	2,693,933
Terna Participacoes SA unit	265,314	2,041,610

TOTAL BRAZIL		29,117,176

British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	13,104	292,219
Cayman Islands - 14.5%
Agora, Inc. ADR (a)(b)	700	34,027
Archosaur Games, Inc. (c)	176,259	314,045
Bairong, Inc. (a)(c)	155,000	397,091
Bilibili, Inc. ADR (a)(b)	29,099	3,225,915
Chailease Holding Co. Ltd.	511,830	3,699,755
CIFI Holdings Group Co. Ltd.	1,502,761	1,344,558
Fu Shou Yuan International Group Ltd.	1,364,000	1,475,022
Haitian International Holdings Ltd.	550,000	2,240,996
Innovent Biologics, Inc. (a)(c)	206,470	2,243,387
Jacobio Pharmaceuticals Group Co. Ltd. (c)	96,684	236,490
JOYY, Inc. ADR	5,194	493,742
Kingdee International Software Group Co. Ltd.	755,000	2,497,956
KWG Property Holding Ltd.	804,134	1,291,956
Li Ning Co. Ltd.	304,000	2,481,233
Ming Yuan Cloud Group Holdings Ltd.	6,800	31,602
New Horizon Health Ltd. (c)	51,682	459,085
Parade Technologies Ltd.	46,000	2,279,835
Pico Far East Holdings Ltd.	5,150,000	908,307
Shimao Property Holdings Ltd.	292,662	847,722
Shimao Services Holdings Ltd. (c)	1	3
Silergy Corp.	68,170	7,135,343
Sunny Optical Technology Group Co. Ltd.	239,130	5,830,675
TAL Education Group ADR (a)	10,193	580,491
Tongdao Liepin Group (a)	148,478	497,937
Uni-President China Holdings Ltd.	1,557,000	1,896,202
Yuzhou Properties Co.	2,542,768	707,075
Zai Lab Ltd. (a)	14,974	2,489,632

TOTAL CAYMAN ISLANDS		45,640,082

Chile - 1.2%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	68,338	3,604,146
China - 6.4%
China Communications Services Corp. Ltd. (H Shares)	4,394,000	1,906,315
Haier Smart Home Co. Ltd. (A Shares)	467,296	2,391,522
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	89,752	2,169,937
Pharmaron Beijing Co. Ltd. (H Shares) (c)	140,354	2,910,885
Sinopec Engineering Group Co. Ltd. (H Shares)	3,776,000	2,338,201
Sinopharm Group Co. Ltd. (H Shares)	497,180	1,542,537
TravelSky Technology Ltd. (H Shares)	670,000	1,471,494
Tsingtao Brewery Co. Ltd. (H Shares)	264,000	2,396,061
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	140,614	1,248,152
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	442,700	1,766,754

TOTAL CHINA		20,141,858

Curacao - 0.5%
Emirates NBD ELS (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (a)(c)	452,855	1,534,934
Cyprus - 2.0%
Etalon Group PLC GDR (Reg. S)	512,389	833,145
Globaltrans Investment PLC GDR (Reg. S)	381,100	2,370,442
TCS Group Holding PLC unit	54,718	3,163,287

TOTAL CYPRUS		6,366,874

Greece - 1.6%
Fourlis Holdings SA	683,500	3,788,212
Motor Oil (HELLAS) Corinth Refineries SA	83,900	1,296,164

TOTAL GREECE		5,084,376

Hong Kong - 2.1%
Antengene Corp. (c)	249,144	538,846
Antengene Corp.	141,000	289,706
China Resources Beer Holdings Co. Ltd.	194,000	1,567,185
Far East Horizon Ltd.	2,052,169	2,351,299
Guangdong Investment Ltd.	1,165,712	1,794,846
Hua Hong Semiconductor Ltd. (a)(c)	12,000	75,002

TOTAL HONG KONG		6,616,884

Hungary - 1.3%
OTP Bank PLC (a)	38,311	1,723,509
Richter Gedeon PLC	82,083	2,349,397

TOTAL HUNGARY		4,072,906

India - 10.8%
Adani Ports & Special Economic Zone Ltd. (a)	303,345	2,990,440
Computer Age Management Services Private Ltd.	82,017	2,573,033
Deccan Cements Ltd. (a)	214,646	1,210,400
Divi's Laboratories Ltd. (a)	29,644	1,626,147
Embassy Office Parks (REIT)	264,800	1,117,806
Graphite India Ltd.	217,800	2,154,030
Indus Towers Ltd.	276,607	943,127
JK Cement Ltd. (a)	99,071	3,754,410
Mahanagar Gas Ltd.	129,607	1,969,526
Manappuram General Finance & Leasing Ltd.	822,996	1,656,439
Max Healthcare Institute Ltd. (a)	411,276	1,260,402
Oberoi Realty Ltd. (a)	198,293	1,465,341
Petronet LNG Ltd.	485,700	1,573,745
Power Grid Corp. of India Ltd.	605,980	1,800,633
Shriram Transport Finance Co. Ltd.	151,306	2,748,148
Solar Industries India Ltd.	95,445	1,575,026
The Ramco Cements Ltd.	120,811	1,607,714
Torrent Pharmaceuticals Ltd.	59,280	2,008,620

TOTAL INDIA		34,034,987

Indonesia - 1.3%
PT ACE Hardware Indonesia Tbk	15,328,400	1,570,511
PT Pakuwon Jati Tbk (a)	31,279,873	1,147,687
PT United Tractors Tbk	848,600	1,243,967

TOTAL INDONESIA		3,962,165

Israel - 0.3%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	12,100	849,293
Japan - 0.2%
Iriso Electronics Co. Ltd.	15,530	734,652
Korea (South) - 9.7%
AMOREPACIFIC Group, Inc.	20,204	1,327,927
ASTORY Co. Ltd. (a)	5,725	194,028
Coway Co. Ltd.	35,880	2,146,486
Db Insurance Co. Ltd.	24,728	1,082,408
DuzonBizon Co. Ltd.	49,650	3,742,797
Fila Holdings Corp.	40,080	1,634,338
Hana Financial Group, Inc.	57,503	2,347,366
Hanon Systems	72,370	1,048,390
Hansol Chemical Co. Ltd.	13,260	2,934,730
Hyundai Fire & Marine Insurance Co. Ltd.	56,113	1,221,833
Kakao Corp.	37,994	3,856,207
Kakao Games Corp.	378	18,321
KB Financial Group, Inc.	27,876	1,365,020
LG Corp. (d)	23,120	2,615,338
NCSOFT Corp.	869	644,982
Pearl Abyss Corp. (a)	9,435	475,850
Samsung SDI Co. Ltd.	4,065	2,377,321
Soulbrain Co. Ltd.	4,800	1,527,202

TOTAL KOREA (SOUTH)		30,560,544

Luxembourg - 1.8%
Globant SA (a)	24,900	5,706,582
Malaysia - 0.6%
Scientex Bhd	1,890,300	1,933,917
Scientex Bhd warrants 1/14/26 (a)	130,640	42,744

TOTAL MALAYSIA		1,976,661

Mexico - 6.4%
CEMEX S.A.B. de CV sponsored ADR (a)	778,000	6,138,420
Fibra Uno Administracion SA de CV	1,413,093	1,744,654
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	195,100	2,005,609
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	9,900	1,683,990
Grupo Aeroportuario Norte S.A.B. de CV (a)	189,500	1,178,329
Grupo Comercial Chedraui S.A.B. de CV	968,900	1,503,787
Macquarie Mexican (REIT) (c)	972,850	1,154,530
Qualitas Controladora S.A.B. de CV	395,447	2,148,536
Regional S.A.B. de CV	496,630	2,522,989

TOTAL MEXICO		20,080,844

Netherlands - 1.5%
VEON Ltd. sponsored ADR (a)	91,070	163,926
X5 Retail Group NV GDR (Reg. S)	45,600	1,399,920
Yandex NV Series A (a)	47,164	3,091,600

TOTAL NETHERLANDS		4,655,446

Panama - 0.6%
Copa Holdings SA Class A (a)	23,100	1,998,150
Philippines - 0.4%
Philippine Seven Corp.	613,400	1,358,456
Poland - 0.5%
CD Projekt RED SA	6,877	314,833
Grupa Lotos SA	103,300	1,302,623

TOTAL POLAND		1,617,456

Russia - 0.4%
LSR Group OJSC	100,426	1,074,932
RusHydro PJSC	249	3

TOTAL RUSSIA		1,074,935

Singapore - 0.7%
Delfi Ltd.	956,400	628,856
First Resources Ltd.	1,478,700	1,700,102

TOTAL SINGAPORE		2,328,958

South Africa - 5.0%
Bidvest Group Ltd. (b)	254,400	2,938,077
Cashbuild Ltd.	161,600	3,416,861
FirstRand Ltd.	653,828	2,301,078
Impala Platinum Holdings Ltd.	164,300	3,070,117
Mr Price Group Ltd.	165,900	2,080,371
Pick 'n Pay Stores Ltd.	463,900	1,730,848

TOTAL SOUTH AFRICA		15,537,352

Taiwan - 8.6%
Cleanaway Co. Ltd.	327,000	2,065,325
CTCI Corp.	957,000	1,352,711
eMemory Technology, Inc.	55,470	2,044,520
International Games Systems Co. Ltd.	89,000	2,461,872
Largan Precision Co. Ltd.	3,020	336,096
Nanya Technology Corp.	1,504,220	4,930,633
PChome Online, Inc.	559,000	1,686,302
Poya International Co. Ltd.	92,000	2,014,815
Unimicron Technology Corp.	968,450	3,985,391
Vanguard International Semiconductor Corp.	711,640	3,043,155
Win Semiconductors Corp.	230,600	3,024,330

TOTAL TAIWAN		26,945,150

Thailand - 1.4%
PTT Global Chemical PCL (For. Reg.)	739,700	1,608,818
Siam Global House PCL	2,052,221	1,475,754
Star Petroleum Refining PCL	4,438,000	1,339,236

TOTAL THAILAND		4,423,808

Turkey - 1.1%
Aselsan A/S	995,000	1,802,808
Mavi Jeans Class B (a)(c)	329,000	1,719,960

TOTAL TURKEY		3,522,768

United Arab Emirates - 0.8%
Aldar Properties PJSC	1,824,455	1,743,418
Emirates NBD Bank PJSC	212,423	720,000

TOTAL UNITED ARAB EMIRATES		2,463,418

United Kingdom - 1.7%
Bank of Georgia Group PLC (a)	114,064	1,609,937
Mondi PLC	135,764	3,694,578

TOTAL UNITED KINGDOM		5,304,515

United States of America - 0.0%
DouYu International Holdings Ltd. ADR (a)	14,435	131,503
Vietnam - 0.2%
FPT Corp.	142,186	496,091
TOTAL COMMON STOCKS
(Cost $230,468,953)		303,998,100

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Metalurgica Gerdau SA (PN)
(Cost $1,825,921)	1,191,600	3,259,759
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/15/21 to 7/29/21 (Cost $69,998)(e)	70,000	69,998
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.04% (f)	5,955,040	5,956,231
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	4,785,216	4,785,694
TOTAL MONEY MARKET FUNDS
(Cost $10,741,424)		10,741,925
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $243,106,296)		318,069,782
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(3,979,514)
NET ASSETS - 100%		$314,090,268

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	25	June 2021	$1,670,750	$(20,562)	$(20,562)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,587,391 or 4.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,998.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,963
Fidelity Securities Lending Cash Central Fund	9,003
Total	$14,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$18,353,955	$18,039,122	$314,833	$--
Consumer Discretionary	34,856,264	34,856,264	--	--
Consumer Staples	20,645,254	20,645,254	--	--
Energy	8,002,635	8,002,635	--	--
Financials	34,617,817	31,717,863	2,899,954	--
Health Care	24,881,163	22,101,825	2,779,338	--
Industrials	41,006,890	38,391,552	--	2,615,338
Information Technology	52,751,377	52,255,286	496,091	--
Materials	44,641,296	41,571,179	3,070,117	--
Real Estate	15,609,191	15,609,191	--	--
Utilities	11,892,017	11,892,017	--	--
Government Obligations	69,998	--	69,998	--
Money Market Funds	10,741,925	10,741,925	--	--
Total Investments in Securities:	$318,069,782	$305,824,113	$9,630,331	$2,615,338
Derivative Instruments:
Liabilities
Futures Contracts	$(20,562)	$(20,562)	$--	$--
Total Liabilities	$(20,562)	$(20,562)	$--	$--
Total Derivative Instruments:	$(20,562)	$(20,562)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(20,562)
Total Equity Risk	0	(20,562)
Total Value of Derivatives	$0	$(20,562)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,407,062) — See accompanying schedule: Unaffiliated issuers (cost $232,364,872)	$307,327,857
Fidelity Central Funds (cost $10,741,424)	10,741,925
Total Investment in Securities (cost $243,106,296)		$318,069,782
Foreign currency held at value (cost $323,121)		323,639
Receivable for investments sold		6,062,106
Receivable for fund shares sold		264,615
Dividends receivable		470,821
Distributions receivable from Fidelity Central Funds		1,011
Prepaid expenses		108
Other receivables		144,670
Total assets		325,336,752
Liabilities
Payable to custodian bank	$1,149,820
Payable for investments purchased	3,771,242
Payable for fund shares redeemed	303,208
Accrued management fee	213,431
Distribution and service plan fees payable	10,621
Payable for daily variation margin on futures contracts	21,260
Other affiliated payables	56,749
Other payables and accrued expenses	934,503
Collateral on securities loaned	4,785,650
Total liabilities		11,246,484
Net Assets		$314,090,268
Net Assets consist of:
Paid in capital		$241,336,542
Total accumulated earnings (loss)		72,753,726
Net Assets		$314,090,268
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,064,222 ÷ 940,071 shares)(a)		$18.15
Maximum offering price per share (100/94.25 of $18.15)		$19.26
Class M:
Net Asset Value and redemption price per share ($5,723,170 ÷ 315,866 shares)(a)		$18.12
Maximum offering price per share (100/96.50 of $18.12)		$18.78
Class C:
Net Asset Value and offering price per share ($5,824,599 ÷ 330,098 shares)(a)		$17.65
Emerging Markets Discovery:
Net Asset Value, offering price and redemption price per share ($241,472,484 ÷ 13,235,156 shares)		$18.24
Class I:
Net Asset Value, offering price and redemption price per share ($28,069,947 ÷ 1,533,872 shares)		$18.30
Class Z:
Net Asset Value, offering price and redemption price per share ($15,935,846 ÷ 872,947 shares)		$18.26

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$2,310,579
Interest		264
Income from Fidelity Central Funds (including $9,003 from security lending)		14,966
Income before foreign taxes withheld		2,325,809
Less foreign taxes withheld		(238,592)
Total income		2,087,217
Expenses
Management fee	$1,255,042
Transfer agent fees	258,657
Distribution and service plan fees	61,074
Accounting fees	78,607
Custodian fees and expenses	175,585
Independent trustees' fees and expenses	636
Registration fees	36,702
Audit	37,817
Legal	301
Miscellaneous	705
Total expenses before reductions	1,905,126
Expense reductions	(35,877)
Total expenses after reductions		1,869,249
Net investment income (loss)		217,968
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $29,314)	20,068,878
Fidelity Central Funds	158
Foreign currency transactions	(72,302)
Futures contracts	1,513,024
Total net realized gain (loss)		21,509,758
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $790,834)	55,592,269
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(15,132)
Futures contracts	(295,546)
Total change in net unrealized appreciation (depreciation)		55,281,592
Net gain (loss)		76,791,350
Net increase (decrease) in net assets resulting from operations		$77,009,318

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$217,968	$1,566,757
Net realized gain (loss)	21,509,758	2,521,991
Change in net unrealized appreciation (depreciation)	55,281,592	(4,939,432)
Net increase (decrease) in net assets resulting from operations	77,009,318	(850,684)
Distributions to shareholders	(1,678,231)	(3,213,839)
Share transactions - net increase (decrease)	(11,995,746)	(51,843,020)
Total increase (decrease) in net assets	63,335,341	(55,907,543)
Net Assets
Beginning of period	250,754,927	306,662,470
End of period	$314,090,268	$250,754,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Discovery Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$13.66	$12.01	$15.03	$12.27	$10.92
Income from Investment Operations
Net investment income (loss)A	(.01)	.04	.13	.18	.14	.09
Net realized and unrealized gain (loss)	4.28	.34B	1.71	(2.89)	2.74	1.30
Total from investment operations	4.27	.38	1.84	(2.71)	2.88	1.39
Distributions from net investment income	(.05)	(.11)	(.18)	(.08)	(.07)	(.05)
Distributions from net realized gain	–	–	(.01)	(.23)	(.06)	–
Total distributions	(.05)	(.11)	(.19)	(.31)	(.13)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–C	.01	.01
Net asset value, end of period	$18.15	$13.93	$13.66	$12.01	$15.03	$12.27
Total ReturnD,E,F	30.72%	2.76%	15.50%	(18.39)%	23.89%	12.93%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.52%I	1.54%	1.55%	1.52%	1.63%	1.89%
Expenses net of fee waivers, if any	1.52%I	1.53%	1.54%	1.52%	1.63%	1.70%
Expenses net of all reductions	1.49%I	1.51%	1.54%	1.48%	1.62%	1.70%
Net investment income (loss)	(.12)%I	.33%	.96%	1.22%	1.03%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$17,064	$11,745	$15,323	$14,472	$16,062	$5,252
Portfolio turnover rateJ	69%I	43%	80%	98%	58%	60%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.89	$13.62	$11.94	$14.94	$12.20	$10.86
Income from Investment Operations
Net investment income (loss)A	(.03)	–B	.08	.14	.10	.07
Net realized and unrealized gain (loss)	4.27	.34C	1.71	(2.87)	2.74	1.28
Total from investment operations	4.24	.34	1.79	(2.73)	2.84	1.35
Distributions from net investment income	(.01)	(.07)	(.10)	(.04)	(.04)	(.02)
Distributions from net realized gain	–	–	(.01)	(.23)	(.06)	–
Total distributions	(.01)	(.07)	(.11)	(.27)	(.11)D	(.02)
Redemption fees added to paid in capitalA	–	–	–	–B	.01	.01
Net asset value, end of period	$18.12	$13.89	$13.62	$11.94	$14.94	$12.20
Total ReturnE,F,G	30.52%	2.49%	15.06%	(18.58)%	23.63%	12.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.81%J	1.83%	1.86%	1.79%	1.92%	2.17%
Expenses net of fee waivers, if any	1.81%J	1.83%	1.86%	1.79%	1.92%	1.95%
Expenses net of all reductions	1.78%J	1.80%	1.86%	1.75%	1.90%	1.94%
Net investment income (loss)	(.41)%J	.03%	.64%	.94%	.74%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$5,723	$4,552	$5,773	$5,374	$9,393	$2,868
Portfolio turnover rateK	69%J	43%	80%	98%	58%	60%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$13.29	$11.66	$14.64	$11.97	$10.69
Income from Investment Operations
Net investment income (loss)A	(.07)	(.06)	.02	.06	.04	.01
Net realized and unrealized gain (loss)	4.17	.32B	1.67	(2.79)	2.69	1.26
Total from investment operations	4.10	.26	1.69	(2.73)	2.73	1.27
Distributions from net investment income	–	–	(.05)	(.02)	(.01)	–
Distributions from net realized gain	–	–	(.01)	(.23)	(.06)	–
Total distributions	–	–	(.06)	(.25)	(.07)	–
Redemption fees added to paid in capitalA	–	–	–	–C	.01	.01
Net asset value, end of period	$17.65	$13.55	$13.29	$11.66	$14.64	$11.97
Total ReturnD,E,F	30.26%	1.96%	14.54%	(18.97)%	23.02%	11.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.29%I	2.32%	2.36%	2.28%	2.38%	2.63%
Expenses net of fee waivers, if any	2.29%I	2.31%	2.35%	2.28%	2.38%	2.45%
Expenses net of all reductions	2.27%I	2.29%	2.35%	2.24%	2.37%	2.44%
Net investment income (loss)	(.89)%I	(.45)%	.14%	.45%	.28%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$5,825	$5,080	$7,562	$11,278	$14,168	$2,203
Portfolio turnover rateJ	69%I	43%	80%	98%	58%	60%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.02	$13.75	$12.10	$15.12	$12.33	$10.98
Income from Investment Operations
Net investment income (loss)A	.02	.08	.16	.23	.18	.12
Net realized and unrealized gain (loss)	4.30	.34B	1.72	(2.91)	2.76	1.31
Total from investment operations	4.32	.42	1.88	(2.68)	2.94	1.43
Distributions from net investment income	(.10)	(.15)	(.22)	(.11)	(.09)	(.09)
Distributions from net realized gain	–	–	(.01)	(.23)	(.06)	–
Total distributions	(.10)	(.15)	(.23)	(.34)	(.16)C	(.09)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	.01
Net asset value, end of period	$18.24	$14.02	$13.75	$12.10	$15.12	$12.33
Total ReturnE,F	30.90%	3.07%	15.78%	(18.11)%	24.30%	13.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.22%I	1.23%	1.25%	1.22%	1.35%	1.55%
Expenses net of fee waivers, if any	1.22%I	1.23%	1.25%	1.22%	1.35%	1.45%
Expenses net of all reductions	1.19%I	1.20%	1.25%	1.18%	1.34%	1.44%
Net investment income (loss)	.18%I	.63%	1.25%	1.51%	1.31%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$241,472	$189,784	$208,657	$188,690	$248,124	$67,178
Portfolio turnover rateJ	69%I	43%	80%	98%	58%	60%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$13.79	$12.13	$15.15	$12.37	$11.02
Income from Investment Operations
Net investment income (loss)A	.01	.08	.17	.23	.19	.13
Net realized and unrealized gain (loss)	4.32	.34B	1.72	(2.90)	2.75	1.30
Total from investment operations	4.33	.42	1.89	(2.67)	2.94	1.43
Distributions from net investment income	(.09)	(.15)	(.22)	(.12)	(.10)	(.09)
Distributions from net realized gain	–	–	(.01)	(.23)	(.06)	–
Total distributions	(.09)	(.15)	(.23)	(.35)	(.17)C	(.09)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	.01
Net asset value, end of period	$18.30	$14.06	$13.79	$12.13	$15.15	$12.37
Total ReturnE,F	30.90%	3.07%	15.78%	(18.06)%	24.25%	13.16%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.23%I	1.24%	1.25%	1.22%	1.32%	1.59%
Expenses net of fee waivers, if any	1.23%I	1.23%	1.24%	1.22%	1.32%	1.45%
Expenses net of all reductions	1.21%I	1.21%	1.24%	1.18%	1.30%	1.44%
Net investment income (loss)	.17%I	.63%	1.26%	1.51%	1.34%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$28,070	$28,034	$51,081	$57,506	$97,170	$8,337
Portfolio turnover rateJ	69%I	43%	80%	98%	58%	60%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Emerging Markets Discovery Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$13.77	$12.13	$13.19
Income from Investment Operations
Net investment income (loss)B	.03	.10	.18	–C
Net realized and unrealized gain (loss)	4.31	.35D	1.72	(1.06)
Total from investment operations	4.34	.45	1.90	(1.06)
Distributions from net investment income	(.12)	(.18)	(.26)	–
Distributions from net realized gain	–	–	(.01)	–
Total distributions	(.12)	(.18)	(.26)E	–
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$18.26	$14.04	$13.77	$12.13
Total ReturnF,G	31.02%	3.24%	15.97%	(8.04)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.09%	1.10%	1.17%J
Expenses net of fee waivers, if any	1.09%J	1.08%	1.10%	1.02%J
Expenses net of all reductions	1.06%J	1.06%	1.10%	.98%J
Net investment income (loss)	.31%J	.78%	1.40%	(.12)%J
Supplemental Data
Net assets, end of period (000 omitted)	$15,936	$11,561	$18,267	$1,412
Portfolio turnover rateK	69%J	43%	80%	98%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Emerging Markets Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Emerging Markets Discovery, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$90,335,387
Gross unrealized depreciation	(16,987,226)
Net unrealized appreciation (depreciation)	$73,348,161
Tax cost	$244,701,059

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,817,856)
Long-term	(2,911,731)
Total capital loss carryforward	$(20,729,586)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	97,707,426	103,777,048

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .83% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$18,487	$529
Class M	.25%	.25%	13,470	100
Class C	.75%	.25%	29,117	1,492
			$61,074	$2,121

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5,433
Class M	877
Class C(a)	113
$6,423

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$16,408.22
Class M	7,072.26
Class C	7,161.25
Emerging Markets Discovery	196,556.17
Class I	27,952.19
Class Z	3,508.04
	$258,657

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Emerging Markets Discovery Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Discovery Fund	$286

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Discovery Fund	806,932	284,271

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Emerging Markets Discovery Fund	$294

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Discovery Fund	$569	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $35,438 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $439.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Emerging Markets Discovery Fund
Distributions to shareholders
Class A	$43,438	$109,418
Class M	2,654	28,760
Emerging Markets Discovery	1,342,123	2,286,445
Class I	179,027	568,373
Class Z	110,989	220,843
Total	$1,678,231	$3,213,839

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Emerging Markets Discovery Fund
Class A
Shares sold	153,161	100,861	$2,681,340	$1,333,872
Reinvestment of distributions	2,718	7,832	43,438	109,418
Shares redeemed	(58,824)	(387,536)	(990,138)	(5,092,423)
Net increase (decrease)	97,055	(278,843)	$1,734,640	$(3,649,133)
Class M
Shares sold	26,546	30,127	$448,308	$401,793
Reinvestment of distributions	166	2,060	2,654	28,760
Shares redeemed	(38,598)	(128,357)	(650,638)	(1,670,594)
Net increase (decrease)	(11,886)	(96,170)	$(199,676)	$(1,240,041)
Class C
Shares sold	19,445	44,610	$327,817	$595,319
Shares redeemed	(64,194)	(238,890)	(1,060,398)	(3,020,268)
Net increase (decrease)	(44,749)	(194,280)	$(732,581)	$(2,424,949)
Emerging Markets Discovery
Shares sold	1,692,548	4,566,310	$28,785,139	$58,369,087
Reinvestment of distributions	68,892	147,141	1,105,024	2,064,387
Shares redeemed	(2,060,604)	(6,355,720)	(35,350,568)	(80,633,963)
Net increase (decrease)	(299,164)	(1,642,269)	$(5,460,405)	$(20,200,489)
Class I
Shares sold	181,350	723,524	$3,143,728	$9,806,827
Reinvestment of distributions	11,029	40,170	177,453	564,792
Shares redeemed	(652,507)	(2,475,011)	(11,199,891)	(28,386,429)
Net increase (decrease)	(460,128)	(1,711,317)	$(7,878,710)	$(18,014,810)
Class Z
Shares sold	481,525	212,001	$7,629,115	$2,854,966
Reinvestment of distributions	5,999	15,246	96,227	213,748
Shares redeemed	(438,049)	(730,527)	(7,184,356)	(9,382,312)
Net increase (decrease)	49,475	(503,280)	$540,986	$(6,313,598)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Emerging Markets Discovery Fund	22%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Fidelity® Total Emerging Markets Fund

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	5.4
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.8
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	4.2
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.9
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.7
20.0

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	15.7
Financials	14.4
Consumer Discretionary	14.1
Communication Services	8.8
Energy	8.1

Top Five Countries as of April 30, 2021

(excluding cash equivalents)	% of fund's net assets
Cayman Islands	20.7
Korea (South)	10.8
India	8.3
Taiwan	6.8
China	6.5

Asset Allocation (% of fund's net assets)

As of April 30, 2021
Stocks	75.3%
Bonds	20.9%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

Fidelity® Total Emerging Markets Fund

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 72.8%
		Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA		106,700	$2,160,236
VGP NV		300	52,370

TOTAL BELGIUM			2,212,606

Bermuda - 0.8%
AGTech Holdings Ltd. (a)		836,000	33,364
China Gas Holdings Ltd.		326,144	1,177,733
Credicorp Ltd. (United States)		14,179	1,692,973
Huanxi Media Group Ltd. (a)		1,730,000	532,291
Kerry Properties Ltd.		116,000	391,259
Kunlun Energy Co. Ltd.		982,040	1,054,387
Shangri-La Asia Ltd. (a)		164,000	156,236

TOTAL BERMUDA			5,038,243

Brazil - 2.6%
Atacadao SA		521,500	2,085,213
Azul SA sponsored ADR (a)		44,500	946,960
Banco do Brasil SA		124,084	677,065
ENGIE Brasil Energia SA		67,800	507,622
Equatorial Energia SA		218,800	1,010,611
LOG Commercial Properties e Participacoes SA		57,500	312,373
Natura & Co. Holding SA (a)		281,318	2,524,174
Notre Dame Intermedica Participacoes SA		51,952	777,264
Rumo SA (a)		410,900	1,512,873
Suzano Papel e Celulose SA (a)		257,200	3,251,429
Telefonica Brasil SA		30,921	245,908
Terna Participacoes SA unit		89,300	687,170
Vale SA sponsored ADR		109,368	2,200,484

TOTAL BRAZIL			16,739,146

British Virgin Islands - 0.1%
Fix Price Group Ltd. unit (a)(b)		54,200	507,041
Mail.Ru Group Ltd. GDR (Reg. S) (a)		13,439	299,690

TOTAL BRITISH VIRGIN ISLANDS			806,731

Cayman Islands - 20.2%
51job, Inc. sponsored ADR (a)		9,800	603,190
Akeso, Inc. (b)		96,979	664,817
Alibaba Group Holding Ltd. (a)		927,192	26,803,005
Alibaba Group Holding Ltd. sponsored ADR (a)		1,600	369,520
Ant International Co. Ltd. Class C (a)(c)(d)		288,435	830,693
Anta Sports Products Ltd.		53,000	951,820
Archosaur Games, Inc. (b)		29,822	53,135
BeiGene Ltd. ADR (a)		2,051	704,601
Bilibili, Inc. ADR (a)		70,903	7,860,307
Chailease Holding Co. Ltd.		382,989	2,768,430
China Resources Land Ltd.		258,510	1,213,053
CIFI Holdings Group Co. Ltd.		495,000	442,889
CK Asset Holdings Ltd.		34,500	216,520
ENN Energy Holdings Ltd.		73,800	1,257,909
ESR Cayman Ltd. (a)(b)		154,400	527,736
Haitian International Holdings Ltd.		287,000	1,169,393
Hansoh Pharmaceutical Group Co. Ltd. (b)		277,513	1,198,618
Huazhu Group Ltd. ADR (a)		16,726	986,165
Innovent Biologics, Inc. (a)(b)		116,648	1,267,432
iQIYI, Inc. ADR (a)		19,400	285,374
Jacobio Pharmaceuticals Group Co. Ltd. (b)		272,700	667,027
JD Health International, Inc. (b)		34,117	531,448
JD.com, Inc. sponsored ADR (a)		39,800	3,078,928
JOYY, Inc. ADR		9,670	919,230
Kingdee International Software Group Co. Ltd.		219,000	724,573
KWG Property Holding Ltd.		186,500	299,639
Li Ning Co. Ltd.		401,000	3,272,943
Longfor Properties Co. Ltd. (b)		214,500	1,337,907
Meituan Class B (a)(b)		280,400	10,757,195
Ming Yuan Cloud Group Holdings Ltd.		9,200	42,756
NetEase, Inc. ADR		8,396	940,856
New Horizon Health Ltd. (b)		3,964	35,212
New Oriental Education & Technology Group, Inc. sponsored ADR		188,356	2,874,313
PagSeguro Digital Ltd. (a)		29,589	1,353,401
Pinduoduo, Inc. ADR (a)		46,763	6,262,969
Pop Mart International Group Ltd. (b)		26,500	219,362
Shenzhou International Group Holdings Ltd.		119,400	2,626,680
Shimao Property Holdings Ltd.		129,300	374,529
StoneCo Ltd. Class A (a)		11,800	762,752
Sunny Optical Technology Group Co. Ltd.		85,700	2,089,612
TAL Education Group ADR (a)		35,078	1,997,692
Tencent Holdings Ltd.		386,250	30,811,950
Tencent Music Entertainment Group ADR (a)		27,200	473,824
Tongdao Liepin Group (a)		117,531	394,153
Uni-President China Holdings Ltd.		1,307,600	1,592,468
Wuxi Biologics (Cayman), Inc. (a)(b)		160,225	2,249,206
XPeng, Inc. ADR (a)		40,844	1,221,644
Zai Lab Ltd. (a)		10,896	1,811,608
Zhaoke Ophthalmology Ltd. (a)(b)		50,000	80,461

TOTAL CAYMAN ISLANDS			129,978,945

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		59,321	3,128,590
China - 6.5%
Bafang Electric Suzhou Co. Ltd. (A Shares)		30,045	992,991
Beijing Enlight Media Co. Ltd. (A Shares)		593,200	1,192,173
Beijing Sinohytec Co. Ltd. (A Shares)		11,800	490,884
China Communications Services Corp. Ltd. (H Shares)		1,264,000	548,380
China Construction Bank Corp. (H Shares)		8,213,000	6,482,863
China Longyuan Power Grid Corp. Ltd. (H Shares)		204,060	300,531
China Merchants Bank Co. Ltd. (H Shares)		556,500	4,488,394
China Petroleum & Chemical Corp. (H Shares)		3,660,000	1,805,133
China Tower Corp. Ltd. (H Shares) (b)		1,795,021	258,817
Fuyao Glass Industries Group Co. Ltd. (A Shares)		114,900	911,071
Gemdale Corp. (A Shares)		222,758	404,670
Glodon Co. Ltd. (A Shares)		38,897	439,052
Great Wall Motor Co. Ltd. (H Shares)		173,500	429,297
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		93,300	863,459
Haier Smart Home Co. Ltd. (a)		214,400	927,404
Haier Smart Home Co. Ltd. (A Shares)		34,560	176,871
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(b)		8,142	159,952
Joinn Laboratories China Co. Ltd. (H Shares) (b)		5,600	100,930
Midea Group Co. Ltd. (A Shares)		31,200	386,391
Pharmaron Beijing Co. Ltd. (H Shares) (b)		71,296	1,478,650
Ping An Insurance Group Co. of China Ltd. (H Shares)		679,000	7,402,644
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		100,491	950,035
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		26,936	1,940,466
Sinopec Engineering Group Co. Ltd. (H Shares)		543,500	336,550
Sinopharm Group Co. Ltd. (H Shares)		207,361	643,352
Thunder Software Technology Co. Ltd. (A Shares)		30,400	630,917
TravelSky Technology Ltd. (H Shares)		244,000	535,887
Tsingtao Brewery Co. Ltd. (H Shares)		378,000	3,430,723
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)		85,204	756,309
WuXi AppTec Co. Ltd. (H Shares) (b)		75,302	1,780,822
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		192,900	769,837

TOTAL CHINA			42,015,455

Cyprus - 0.5%
TCS Group Holding PLC GDR		62,195	3,594,871
Egypt - 0.0%
Six of October Development & Investment Co.		195,795	212,424
France - 0.1%
Ubisoft Entertainment SA (a)		5,876	440,960
Germany - 0.2%
Delivery Hero AG (a)(b)		7,585	1,204,173
Greece - 0.1%
Piraeus Financial Holdings SA (a)		162,300	423,422
Hong Kong - 1.0%
AIA Group Ltd.		141,200	1,792,192
Antengene Corp. (b)		87,123	188,429
Antengene Corp.		149,800	307,786
Antengene Corp.		104,302	214,304
China Overseas Land and Investment Ltd.		344,540	872,023
China Resources Beer Holdings Co. Ltd.		278,666	2,251,140
Guangdong Investment Ltd.		526,000	809,882
Hua Hong Semiconductor Ltd. (a)(b)		20,000	125,004

TOTAL HONG KONG			6,560,760

Hungary - 0.4%
OTP Bank PLC (a)		46,240	2,080,213
Richter Gedeon PLC		22,191	635,156

TOTAL HUNGARY			2,715,369

India - 8.3%
Adani Ports & Special Economic Zone Ltd. (a)		202,466	1,995,953
Apollo Hospitals Enterprise Ltd. (a)		8,421	363,597
Axis Bank Ltd. (a)		464,719	4,486,228
Bajaj Auto Ltd.		4,606	238,448
Bajaj Finance Ltd.		37,464	2,758,085
Cipla Ltd. (a)		18,007	221,358
Divi's Laboratories Ltd. (a)		10,609	581,966
Embassy Office Parks (REIT)		66,000	278,607
HDFC Bank Ltd. (a)		401,996	7,639,721
Housing Development Finance Corp. Ltd.		4,450	145,425
Indraprastha Gas Ltd.		183,693	1,262,448
Indus Towers Ltd.		59,600	203,214
IndusInd Bank Ltd. (a)		120,400	1,520,059
Infosys Ltd.		92,900	1,688,736
ITC Ltd.		541,213	1,480,653
JK Cement Ltd. (a)		68,174	2,583,533
Larsen & Toubro Ltd.		120,669	2,184,198
Mahanagar Gas Ltd.		50,036	760,354
Mahindra & Mahindra Ltd.		48,200	489,810
Manappuram General Finance & Leasing Ltd.		490,051	986,322
Max Healthcare Institute Ltd.(a)		44,700	136,988
Mindspace Business Parks (b)		35,400	143,163
NTPC Ltd.		627,259	867,770
Oberoi Realty Ltd. (a)		69,370	512,629
Petronet LNG Ltd.		185,206	600,097
Power Grid Corp. of India Ltd.		440,095	1,307,716
Reliance Industries Ltd.		252,313	6,795,467
Shree Cement Ltd. (a)		5,351	2,016,732
Shriram Transport Finance Co. Ltd.		186,235	3,382,559
Sun Pharmaceutical Industries Ltd.		35,043	309,687
Sunteck Realty Ltd.		17,200	61,979
Tata Consultancy Services Ltd.		104,848	4,297,911
Tata Motors Ltd. (a)		99,400	390,808
Torrent Pharmaceuticals Ltd.		21,638	733,173

TOTAL INDIA			53,425,394

Indonesia - 0.9%
PT Bank Central Asia Tbk		1,164,300	2,581,288
PT Bank Rakyat Indonesia Tbk		9,400,564	2,635,672
PT United Tractors Tbk		267,700	392,423

TOTAL INDONESIA			5,609,383

Japan - 0.4%
Capcom Co. Ltd.		15,577	505,978
Freee KK (a)		3,700	314,173
JTOWER, Inc. (a)		3,364	241,935
Keyence Corp.		1,100	528,612
Money Forward, Inc. (a)		8,600	460,335
Rakus Co. Ltd.		20,000	410,102
Square Enix Holdings Co. Ltd.		8,786	488,781

TOTAL JAPAN			2,949,916

Korea (South) - 10.1%
AMOREPACIFIC Group, Inc.		26,509	1,742,329
Coway Co. Ltd.		16,230	970,944
DuzonBizon Co. Ltd.		4,390	330,934
Hana Financial Group, Inc.		56,310	2,298,665
Hanon Systems		50,580	732,729
Hyundai Mobis		3,042	734,467
Hyundai Motor Co.		8,760	1,660,693
Kakao Corp.		25,840	2,622,635
KB Financial Group, Inc.		73,368	3,592,652
Kia Corp.		43,230	2,976,634
LG Chemical Ltd.		1,163	969,271
LG Corp. (c)		15,852	1,793,181
LG Electronics, Inc.		10,450	1,471,792
NCSOFT Corp.		1,551	1,151,170
Netmarble Corp. (b)		1,747	202,308
POSCO		16,422	5,338,492
S-Oil Corp.		13,830	1,077,184
Samsung Biologics Co. Ltd. (a)(b)		2,725	1,959,169
Samsung Electronics Co. Ltd.		344,039	25,073,487
Samsung SDI Co. Ltd.		4,267	2,495,456
SK Hynix, Inc.		46,332	5,303,230
Studio Dragon Corp. (a)		5,565	514,061

TOTAL KOREA (SOUTH)			65,011,483

Luxembourg - 0.1%
Adecoagro SA (a)		34,900	324,919
Globant SA (a)		1,200	275,016

TOTAL LUXEMBOURG			599,935

Mexico - 1.9%
CEMEX S.A.B. de CV sponsored ADR (a)		535,000	4,221,150
Corporacion Inmobiliaria Vesta S.A.B. de CV		273,555	533,147
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)		91,500	940,611
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)		3,000	510,300
Grupo Aeroportuario Norte S.A.B. de CV (a)		69,900	434,645
Grupo Financiero Banorte S.A.B. de CV Series O		491,621	2,797,024
Macquarie Mexican (REIT) (b)		82,593	98,017
Wal-Mart de Mexico SA de CV Series V		797,100	2,609,256

TOTAL MEXICO			12,144,150

Netherlands - 1.1%
Adyen BV (a)(b)		300	738,328
ASML Holding NV (Netherlands)		1,100	714,056
CTP BV (a)(b)		14,900	251,685
NXP Semiconductors NV		3,200	616,032
X5 Retail Group NV GDR (Reg. S)		47,500	1,458,250
Yandex NV Series A (a)		52,628	3,449,765

TOTAL NETHERLANDS			7,228,116

Panama - 0.2%
Copa Holdings SA Class A (a)		12,249	1,059,539
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (a)		105,000	1,020,600
Philippines - 0.1%
Ayala Land, Inc.		646,200	430,666
Robinsons Land Corp.		220,760	74,843

TOTAL PHILIPPINES			505,509

Poland - 0.1%
CD Projekt RED SA		17,341	793,882
Russia - 2.2%
LSR Group OJSC		6,755	72,304
Lukoil PJSC sponsored ADR		50,000	3,834,000
MMC Norilsk Nickel PJSC sponsored ADR		60,200	2,042,586
NOVATEK OAO GDR (Reg. S)		13,100	2,358,655
Sberbank of Russia		197,730	781,179
Sberbank of Russia sponsored ADR		277,404	4,366,339
Tatneft PAO		115,800	780,956

TOTAL RUSSIA			14,236,019

Saudi Arabia - 0.6%
Al Rajhi Bank		137,809	3,634,289
Singapore - 0.2%
First Resources Ltd.		1,383,200	1,590,303
South Africa - 2.8%
AngloGold Ashanti Ltd.		78,600	1,621,302
Bidvest Group Ltd.		75,156	867,980
Capitec Bank Holdings Ltd.		19,350	1,983,233
FirstRand Ltd.		722,507	2,542,786
Impala Platinum Holdings Ltd.		278,600	5,205,931
Naspers Ltd. Class N		17,200	3,914,376
Pick 'n Pay Stores Ltd.		514,000	1,917,776

TOTAL SOUTH AFRICA			18,053,384

Spain - 0.1%
Aena Sme SA (a)(b)		600	104,379
Amadeus IT Holding SA Class A (a)		8,700	592,453

TOTAL SPAIN			696,832

Switzerland - 0.1%
Dufry AG (a)		11,788	775,753
Taiwan - 6.8%
ASE Technology Holding Co. Ltd.		93,000	388,456
Formosa Plastics Corp.		185,000	701,736
Hon Hai Precision Industry Co. Ltd. (Foxconn)		464,000	1,926,069
MediaTek, Inc.		83,000	3,519,592
Taiwan Semiconductor Manufacturing Co. Ltd.		1,638,000	34,480,820
Unified-President Enterprises Corp.		1,003,000	2,695,484

TOTAL TAIWAN			43,712,157

Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)		795,600	1,730,398
Turkey - 0.1%
Aselsan A/S		466,000	844,330
United Kingdom - 0.9%
Deliveroo Holdings PLC (a)(b)		19,820	73,358
Helios Towers PLC (a)		32,500	76,842
Mondi PLC		125,027	3,402,390
Network International Holdings PLC (a)(b)		59,200	343,303
Prudential PLC		89,481	1,894,696

TOTAL UNITED KINGDOM			5,790,589

United States of America - 2.0%
Activision Blizzard, Inc.		17,627	1,607,406
Arco Platform Ltd. Class A (a)		7,600	195,016
DouYu International Holdings Ltd. ADR (a)		10,808	98,461
First Cash Financial Services, Inc.		21,099	1,519,761
LexinFintech Holdings Ltd. ADR (a)		12,700	115,443
Li Auto, Inc. ADR (a)		47,400	935,676
Marvell Technology, Inc.		10,400	470,184
MercadoLibre, Inc. (a)		1,333	2,094,116
Micron Technology, Inc. (a)		43,024	3,703,076
NVIDIA Corp.		1,600	960,608
ON Semiconductor Corp. (a)		29,100	1,134,900

TOTAL UNITED STATES OF AMERICA			12,834,647

TOTAL COMMON STOCKS
(Cost $305,472,078)			469,318,303

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 0.0%
China - 0.0%
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)		11,962	165,434
Nonconvertible Preferred Stocks - 2.5%
Brazil - 1.8%
Ambev SA sponsored ADR		970,000	2,696,600
Companhia de Transmissao de Energia Eletrica Paulista (PN)		67,500	335,509
Itau Unibanco Holding SA sponsored ADR		551,771	2,758,855
Metalurgica Gerdau SA (PN)		708,470	1,938,101
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)		220,906	1,910,837
sponsored ADR		202,100	1,713,808
			11,353,710
Korea (South) - 0.7%
Hyundai Motor Co. Series 2		17,585	1,666,854
Samsung Electronics Co. Ltd.		45,448	2,978,984
			4,645,838
Russia - 0.0%
Tatneft PAO		19,600	121,836

TOTAL NONCONVERTIBLE PREFERRED STOCKS			16,121,384

TOTAL PREFERRED STOCKS
(Cost $13,442,718)			16,286,818
		Principal Amount(e)	Value

Nonconvertible Bonds - 8.0%
Azerbaijan - 0.3%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,250,000	1,501,016
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	211,413

TOTAL AZERBAIJAN			1,712,429

Bahrain - 0.3%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		2,005,000	2,242,843
Bermuda - 0.3%
GeoPark Ltd. 5.5% 1/17/27 (b)		700,000	716,888
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		310,000	329,685
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		295,000	297,640
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		350,000	357,000

TOTAL BERMUDA			1,701,213

Brazil - 0.1%
Natura Cosmeticos SA 4.125% 5/3/28 (b)		435,000	439,894
British Virgin Islands - 0.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	2,017,500
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		350,000	349,956

TOTAL BRITISH VIRGIN ISLANDS			2,367,456

Canada - 0.2%
First Quantum Minerals Ltd.:
7.25% 4/1/23 (b)		200,000	203,250
7.5% 4/1/25 (b)		825,000	856,453

TOTAL CANADA			1,059,703

Cayman Islands - 0.4%
DP World Crescent Ltd.:
3.875% 7/18/29 (Reg. S)		700,000	745,500
4.848% 9/26/28 (b)		200,000	225,688
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		690,000	722,775
Meituan 2.125% 10/28/25 (b)		240,000	236,311
Mumtalakat Sukuk Holding Co. 5.625% 2/27/24 (Reg. S)		400,000	426,950
QNB Finance Ltd. 2.75% 2/12/27 (Reg. S)		395,000	410,133

TOTAL CAYMAN ISLANDS			2,767,357

Chile - 0.3%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)		300,000	303,244
3.75% 1/15/31 (b)		300,000	323,625
4.25% 7/17/42 (b)		500,000	543,219
4.5% 8/1/47 (b)		250,000	282,781
Empresa de Transporte de Pasajeros Metro SA 3.65% 5/7/30 (b)		350,000	375,813
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)		440,000	434,115

TOTAL CHILE			2,262,797

Colombia - 0.1%
Oleoducto Central SA 4% 7/14/27 (b)		350,000	370,563
Dominican Republic - 0.1%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		650,000	670,434
Georgia - 0.4%
JSC Georgian Railway 7.75% 7/11/22 (b)		2,650,000	2,789,622
Hong Kong - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		295,000	298,005
Indonesia - 0.4%
Hutama Karya Persero PT 3.75% 5/11/30 (b)		600,000	637,050
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (b)		200,000	217,750
5.45% 5/15/30 (b)		400,000	458,700
PT Adaro Indonesia 4.25% 10/31/24 (b)		550,000	563,509
PT Pertamina Persero:
4.15% 2/25/60 (b)		365,000	356,742
4.175% 1/21/50 (b)		250,000	249,734

TOTAL INDONESIA			2,483,485

Kazakhstan - 0.2%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		200,000	206,900
5.375% 4/24/30 (b)		250,000	296,863
5.75% 4/19/47 (b)		450,000	540,366

TOTAL KAZAKHSTAN			1,044,129

Luxembourg - 0.0%
B2W Digital Lux SARL 4.375% 12/20/30 (b)		200,000	196,600
Malaysia - 0.1%
Petronas Capital Ltd.:
3.5% 4/21/30 (b)		250,000	269,775
4.55% 4/21/50 (b)		200,000	236,745

TOTAL MALAYSIA			506,520

Mexico - 2.0%
Mexico City Airport Trust 5.5% 7/31/47 (b)		400,000	405,075
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8273% 3/11/22 (f)(g)		350,000	354,375
3.5% 1/30/23		905,000	918,801
4.25% 1/15/25		600,000	605,363
4.5% 1/23/26		400,000	403,500
4.625% 9/21/23		500,000	517,750
4.875% 1/24/22		460,000	469,430
4.875% 1/18/24		535,000	554,494
5.35% 2/12/28		320,000	313,200
6.49% 1/23/27		890,000	941,175
6.5% 1/23/29		535,000	543,159
6.5% 6/2/41		1,170,000	1,045,907
6.625% 6/15/35		1,675,000	1,607,581
6.75% 9/21/47		360,000	318,600
6.875% 10/16/25 (b)		330,000	361,350
6.95% 1/28/60		2,175,000	1,912,423
7.69% 1/23/50		2,044,000	1,967,350

TOTAL MEXICO			13,239,533

Morocco - 0.0%
OCP SA 4.5% 10/22/25 (b)		145,000	153,908
Netherlands - 0.2%
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (b)		250,000	334,813
Petrobras Global Finance BV 6.9% 3/19/49		215,000	240,768
Prosus NV:
3.832% 2/8/51 (b)		200,000	182,410
4.027% 8/3/50 (b)		350,000	326,218

TOTAL NETHERLANDS			1,084,209

Oman - 0.0%
Oman Oil Co. 5.125% 5/6/28 (b)		200,000	202,190
Panama - 0.1%
Cable Onda SA 4.5% 1/30/30 (b)		380,000	402,800
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		700,000	739,944
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)		500,000	511,750
Saudi Arabia - 0.6%
Saudi Arabian Oil Co.:
1.625% 11/24/25 (b)		365,000	368,303
3.5% 4/16/29 (b)		450,000	481,163
4.25% 4/16/39 (b)		2,955,000	3,218,734

TOTAL SAUDI ARABIA			4,068,200

Singapore - 0.2%
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		500,000	506,500
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)		730,000	750,212

TOTAL SINGAPORE			1,256,712

South Africa - 0.3%
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		2,050,000	2,141,353
Thailand - 0.0%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		350,000	329,831
Tunisia - 0.0%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		30,000	27,999
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. PJSC 4% 10/3/49 (b)		315,000	347,543
United Kingdom - 0.3%
Antofagasta PLC 2.375% 10/14/30 (b)		200,000	194,500
Biz Finance PLC 9.625% 4/27/22 (b)		875,000	900,320
Tullow Oil PLC 7% 3/1/25 (b)		840,000	718,200

TOTAL UNITED KINGDOM			1,813,020

United States of America - 0.3%
Citgo Holding, Inc. 9.25% 8/1/24 (b)		750,000	772,500
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		775,000	751,992
MercadoLibre, Inc. 3.125% 1/14/31		210,000	200,078

TOTAL UNITED STATES OF AMERICA			1,724,570

Uzbekistan - 0.1%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		350,000	361,769
Venezuela - 0.1%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(h)		5,700,000	249,375
6% 11/15/26 (Reg. S) (h)		6,800,000	297,500

TOTAL VENEZUELA			546,875

TOTAL NONCONVERTIBLE BONDS
(Cost $51,720,802)			51,865,256

Government Obligations - 13.0%
Angola - 0.2%
Angola Republic:
8.25% 5/9/28 (b)		625,000	640,938
9.5% 11/12/25 (b)		865,000	947,608

TOTAL ANGOLA			1,588,546

Argentina - 0.5%
Argentine Republic:
0.125% 7/9/30 (i)		3,025,365	1,081,190
0.125% 7/9/35 (i)		4,317,734	1,358,197
0.125% 1/9/38 (i)		1,261,834	474,213
1% 7/9/29		498,666	188,028

TOTAL ARGENTINA			3,101,628

Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		855,000	862,642
Belarus - 0.0%
Belarus Republic 6.875% 2/28/23 (b)		155,000	158,032
Benin - 0.2%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	340,000	408,893
5.75% 3/26/26 (b)	EUR	750,000	973,992
6.875% 1/19/52 (b)	EUR	100,000	126,274

TOTAL BENIN			1,509,159

Brazil - 0.4%
Brazilian Federative Republic:
3.875% 6/12/30		1,880,000	1,862,728
4.75% 1/14/50		575,000	538,631

TOTAL BRAZIL			2,401,359

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		2,425,000	2,696,752
Colombia - 0.6%
Colombian Republic:
3% 1/30/30		640,000	626,120
3.125% 4/15/31		748,000	731,077
3.25% 4/22/32		385,000	376,530
5% 6/15/45		805,000	851,942
6.125% 1/18/41		200,000	238,225
7.375% 9/18/37		650,000	859,138

TOTAL COLOMBIA			3,683,032

Costa Rica - 0.1%
Costa Rican Republic:
5.625% 4/30/43 (b)		250,000	232,313
6.125% 2/19/31 (b)		265,000	275,650

TOTAL COSTA RICA			507,963

Dominican Republic - 0.4%
Dominican Republic:
4.875% 9/23/32 (b)		1,145,000	1,197,956
5.875% 1/30/60 (b)		680,000	675,028
6.5% 2/15/48 (Reg. S)		200,000	219,163
6.85% 1/27/45 (b)		350,000	397,206

TOTAL DOMINICAN REPUBLIC			2,489,353

Ecuador - 0.2%
Ecuador Republic:
0.5% 7/31/30 (b)(i)		390,630	327,153
0.5% 7/31/35 (b)(i)		1,015,256	690,247

TOTAL ECUADOR			1,017,400

Egypt - 0.8%
Arab Republic of Egypt:
, yield at date of purchase 12.801% to 13.2491% 6/15/21 to 9/14/21	EGP	26,150,000	1,618,675
5.875% 6/11/25 (b)		400,000	424,450
7.0529% 1/15/32 (b)		410,000	419,686
7.5% 1/31/27 (b)		150,000	164,888
7.903% 2/21/48 (b)		865,000	847,322
8.5% 1/31/47 (b)		1,160,000	1,197,193
8.7002% 3/1/49 (b)		400,000	417,575

TOTAL EGYPT			5,089,789

El Salvador - 0.2%
El Salvador Republic:
7.1246% 1/20/50 (b)		770,000	729,334
7.625% 2/1/41 (b)		500,000	513,594
7.75% 1/24/23 (b)		230,000	240,853

TOTAL EL SALVADOR			1,483,781

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		1,796,722	1,892,510
Georgia - 0.0%
Georgia Republic 2.75% 4/22/26 (b)		305,000	305,763
Ghana - 0.4%
Ghana Republic:
8.125% 1/18/26 (b)		1,745,000	1,863,660
10.75% 10/14/30 (b)		400,000	504,825

TOTAL GHANA			2,368,485

Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	420,066
Honduras - 0.1%
Republic of Honduras:
5.625% 6/24/30 (b)		300,000	315,150
6.25% 1/19/27		200,000	219,538

TOTAL HONDURAS			534,688

Indonesia - 0.7%
Indonesian Republic:
3.4% 9/18/29		270,000	289,457
3.5% 1/11/28		415,000	448,926
3.5% 2/14/50		680,000	683,740
3.85% 10/15/30		655,000	726,559
4.1% 4/24/28		300,000	334,744
4.2% 10/15/50		900,000	992,138
6.625% 2/17/37 (b)		300,000	402,806
8.5% 10/12/35 (b)		300,000	472,463

TOTAL INDONESIA			4,350,833

Israel - 0.1%
Israeli State:
2.75% 7/3/30		300,000	315,810
4.5% 4/3/20		405,000	495,007

TOTAL ISRAEL			810,817

Ivory Coast - 0.4%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	1,085,000	1,411,079
6.125% 6/15/33 (b)		200,000	211,788
6.375% 3/3/28 (b)		835,000	922,571

TOTAL IVORY COAST			2,545,438

Jamaica - 0.1%
Jamaican Government 8% 3/15/39		400,000	562,075
Jordan - 0.1%
Jordanian Kingdom:
4.95% 7/7/25 (b)		200,000	206,688
7.375% 10/10/47 (b)		425,000	445,798

TOTAL JORDAN			652,486

Kenya - 0.2%
Republic of Kenya:
6.875% 6/24/24 (b)		830,000	918,084
7% 5/22/27 (b)		350,000	380,581

TOTAL KENYA			1,298,665

Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (h)		1,165,000	144,387
6.375% 12/31/49 (h)		7,090,000	880,933

TOTAL LEBANON			1,025,320

Mexico - 0.3%
United Mexican States:
3.25% 4/16/30		400,000	408,700
3.75% 1/11/28		350,000	379,050
4.35% 1/15/47		850,000	846,175
4.75% 3/8/44		450,000	476,663

TOTAL MEXICO			2,110,588

Mongolia - 0.1%
Mongolia Government:
5.125% 12/5/22 (b)		300,000	310,650
5.125% 4/7/26 (b)		200,000	214,500

TOTAL MONGOLIA			525,150

Morocco - 0.1%
Moroccan Kingdom:
2.375% 12/15/27 (b)		375,000	364,570
3% 12/15/32 (b)		200,000	189,938
4% 12/15/50 (b)		200,000	179,938

TOTAL MOROCCO			734,446

Nigeria - 0.6%
Republic of Nigeria:
5.625% 6/27/22		380,000	392,303
6.375% 7/12/23 (b)		800,000	856,650
6.5% 11/28/27 (b)		1,105,000	1,164,946
7.143% 2/23/30 (b)		850,000	899,300
7.625% 11/21/25 (b)		630,000	714,971

TOTAL NIGERIA			4,028,170

Oman - 0.2%
Sultanate of Oman:
6% 8/1/29 (b)		285,000	301,886
6.25% 1/25/31 (b)		200,000	214,750
6.5% 3/8/47 (b)		1,120,000	1,089,760

TOTAL OMAN			1,606,396

Pakistan - 0.1%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		355,000	364,763
6.875% 12/5/27 (b)		440,000	459,333

TOTAL PAKISTAN			824,096

Panama - 0.1%
Panamanian Republic:
2.252% 9/29/32		200,000	191,600
3.16% 1/23/30		360,000	376,605
3.87% 7/23/60		200,000	199,288

TOTAL PANAMA			767,493

Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		215,000	204,425
4.7% 3/27/27 (b)		400,000	444,075
4.95% 4/28/31 (b)		590,000	662,386
5.4% 3/30/50 (b)		415,000	467,472

TOTAL PARAGUAY			1,778,358

Philippines - 0.1%
Philippine Republic 2.457% 5/5/30		350,000	360,101
Qatar - 0.6%
State of Qatar:
3.75% 4/16/30 (b)		625,000	698,555
4.4% 4/16/50 (b)		1,730,000	2,006,800
4.625% 6/2/46 (b)		300,000	357,619
4.817% 3/14/49 (b)		655,000	803,521

TOTAL QATAR			3,866,495

Romania - 0.2%
Romanian Republic:
3% 2/14/31 (b)		649,000	660,074
6.125% 1/22/44 (b)		400,000	521,075

TOTAL ROMANIA			1,181,149

Russia - 0.5%
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		400,000	443,000
4.375% 3/21/29(Reg. S)		400,000	447,600
5.1% 3/28/35 (b)		600,000	705,488
5.1% 3/28/35(Reg. S)		400,000	470,325
5.25% 6/23/47(Reg. S)		800,000	985,650
5.625% 4/4/42 (b)		400,000	503,450

TOTAL RUSSIA			3,555,513

Rwanda - 0.6%
Rwanda Republic 6.625% 5/2/23 (b)		3,575,000	3,757,772
Saudi Arabia - 0.1%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		445,000	419,830
4% 4/17/25 (b)		225,000	247,402

TOTAL SAUDI ARABIA			667,232

Serbia - 0.1%
Republic of Serbia 2.125% 12/1/30 (b)		455,000	419,538
Sri Lanka - 0.1%
Democratic Socialist Republic of Sri Lanka 6.2% 5/11/27 (b)		850,000	551,597
Turkey - 0.6%
Turkish Republic:
4.25% 3/13/25		365,000	350,126
4.75% 1/26/26		330,000	316,697
4.875% 10/9/26		820,000	782,229
4.875% 4/16/43		1,005,000	774,667
5.125% 2/17/28		470,000	442,035
5.75% 5/11/47		1,460,000	1,200,668
6.375% 10/14/25		290,000	296,579

TOTAL TURKEY			4,163,001

Ukraine - 0.8%
Ukraine Government:
0% 5/31/40 (b)(f)(h)		575,000	604,756
6.876% 5/21/29 (b)		200,000	200,400
7.253% 3/15/33 (b)		380,000	380,784
7.375% 9/25/32 (b)		200,000	201,788
7.75% 9/1/23 (b)		850,000	904,878
7.75% 9/1/24 (b)		830,000	890,590
7.75% 9/1/25 (b)		345,000	370,832
7.75% 9/1/26 (b)		560,000	602,280
7.75% 9/1/27 (b)		400,000	428,825
17% 5/11/22	UAH	9,770,000	366,531

TOTAL UKRAINE			4,951,664

United Arab Emirates - 0.2%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		350,000	333,375
3.125% 4/16/30 (b)		300,000	323,625
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		450,000	414,000

TOTAL UNITED ARAB EMIRATES			1,071,000

United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0% to 0.04% 5/27/21 to 7/1/21		850,000	849,992
Uruguay - 0.2%
Uruguay Republic 5.1% 6/18/50		1,005,000	1,254,868
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	199,038
4.75% 2/20/24 (b)		300,000	320,156

TOTAL UZBEKISTAN			519,194

Venezuela - 0.1%
Venezuelan Republic 9.25% 9/15/27 (h)		6,200,000	620,000
TOTAL GOVERNMENT OBLIGATIONS
(Cost $86,935,120)			83,520,395

Preferred Securities - 0.2%
Cayman Islands - 0.1%
DP World Salaam 6% (Reg. S) (f)(j)		200,000	222,915
Georgia - 0.1%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		700,000	776,973
TOTAL PREFERRED SECURITIES
(Cost $980,638)			999,888
		Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.04% (k)
(Cost $24,999,735)		24,995,033	25,000,033
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $483,551,091)			646,990,693
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(2,577,799)
NET ASSETS - 100%			$644,412,894

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

UAH – Ukrainian hryvnia

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,301,702 or 18.2% of net assets.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $996,127 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Non-income producing - Security is in default.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,618,120
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$169,898

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,318
Fidelity Securities Lending Cash Central Fund	2,558
Total	$11,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$56,423,171	$24,376,379	$32,046,792	$--
Consumer Discretionary	89,271,011	54,760,389	34,510,622	--
Consumer Staples	28,399,288	28,399,288	--	--
Energy	21,390,396	19,585,263	1,805,133	--
Financials	86,654,041	56,237,401	29,585,947	830,693
Health Care	22,133,774	17,385,436	4,582,904	165,434
Industrials	16,864,234	15,071,053	--	1,793,181
Information Technology	100,482,171	61,879,322	38,602,849	--
Materials	43,532,961	31,367,236	12,165,725	--
Real Estate	9,114,432	9,114,432	--	--
Utilities	11,339,642	11,339,642	--	--
Corporate Bonds	51,865,256	--	51,865,256	--
Government Obligations	83,520,395	--	83,520,395	--
Preferred Securities	999,888	--	999,888	--
Money Market Funds	25,000,033	25,000,033	--	--
Total Investments in Securities:	$646,990,693	$354,515,874	$289,685,511	$2,789,308

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $458,551,356)	$621,990,660
Fidelity Central Funds (cost $24,999,735)	25,000,033
Total Investment in Securities (cost $483,551,091)		$646,990,693
Foreign currency held at value (cost $1,039,365)		1,018,633
Receivable for investments sold		486,098
Receivable for fund shares sold		399,149
Dividends receivable		687,438
Interest receivable		1,710,765
Distributions receivable from Fidelity Central Funds		1,171
Prepaid expenses		245
Other receivables		156,237
Total assets		651,450,429
Liabilities
Payable to custodian bank	$3,232,516
Payable for investments purchased	1,804,332
Payable for fund shares redeemed	868,488
Accrued management fee	423,847
Distribution and service plan fees payable	43,150
Other affiliated payables	119,353
Other payables and accrued expenses	545,849
Total liabilities		7,037,535
Net Assets		$644,412,894
Net Assets consist of:
Paid in capital		$509,831,383
Total accumulated earnings (loss)		134,581,511
Net Assets		$644,412,894
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($48,019,676 ÷ 3,019,276 shares)(a)		$15.90
Maximum offering price per share (100/94.25 of $15.90)		$16.87
Class M:
Net Asset Value and redemption price per share ($10,009,438 ÷ 629,826 shares)(a)		$15.89
Maximum offering price per share (100/96.50 of $15.89)		$16.47
Class C:
Net Asset Value and offering price per share ($34,487,783 ÷ 2,185,189 shares)(a)		$15.78
Total Emerging Markets:
Net Asset Value, offering price and redemption price per share ($240,930,745 ÷ 15,123,609 shares)		$15.93
Class I:
Net Asset Value, offering price and redemption price per share ($239,790,343 ÷ 15,071,368 shares)		$15.91
Class Z:
Net Asset Value, offering price and redemption price per share ($71,174,909 ÷ 4,485,043 shares)		$15.87

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$3,645,382
Interest		3,999,706
Income from Fidelity Central Funds (including $2,558 from security lending)		11,876
Income before foreign taxes withheld		7,656,964
Less foreign taxes withheld		(580,877)
Total income		7,076,087
Expenses
Management fee	$2,530,902
Transfer agent fees	555,122
Distribution and service plan fees	250,486
Accounting fees	160,919
Custodian fees and expenses	200,008
Independent trustees' fees and expenses	1,385
Registration fees	43,217
Audit	41,167
Legal	1,208
Miscellaneous	1,458
Total expenses before reductions	3,785,872
Expense reductions	(75,609)
Total expenses after reductions		3,710,263
Net investment income (loss)		3,365,824
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,315)	31,133,388
Fidelity Central Funds	300
Foreign currency transactions	(40,927)
Futures contracts	516,518
Total net realized gain (loss)		31,609,279
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $391,280)	71,110,694
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(15,567)
Futures contracts	(45,887)
Total change in net unrealized appreciation (depreciation)		71,049,241
Net gain (loss)		102,658,520
Net increase (decrease) in net assets resulting from operations		$106,024,344

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,365,824	$10,532,829
Net realized gain (loss)	31,609,279	(10,681,898)
Change in net unrealized appreciation (depreciation)	71,049,241	28,758,722
Net increase (decrease) in net assets resulting from operations	106,024,344	28,609,653
Distributions to shareholders	(7,490,574)	(20,131,978)
Share transactions - net increase (decrease)	(21,765,275)	(158,347,267)
Total increase (decrease) in net assets	76,768,495	(149,869,592)
Net Assets
Beginning of period	567,644,399	717,513,991
End of period	$644,412,894	$567,644,399

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Emerging Markets Fund Class A

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$12.80	$11.53	$13.56	$11.33	$10.35
Income from Investment Operations
Net investment income (loss)A	.07	.19	.37B	.25	.24	.26
Net realized and unrealized gain (loss)	2.44	.89	1.14	(1.94)	2.11	.96
Total from investment operations	2.51	1.08	1.51	(1.69)	2.35	1.22
Distributions from net investment income	(.16)	(.33)	(.24)	(.16)	(.12)	(.24)
Distributions from net realized gain	–	–	–	(.19)	(.01)	–
Total distributions	(.16)	(.33)	(.24)	(.34)C	(.13)	(.24)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$15.90	$13.55	$12.80	$11.53	$13.56	$11.33
Total ReturnE,F,G	18.55%	8.54%	13.38%	(12.77)%	21.13%	12.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.36%J	1.40%	1.39%	1.40%	1.47%	1.87%
Expenses net of fee waivers, if any	1.36%J	1.39%	1.39%	1.40%	1.47%	1.65%
Expenses net of all reductions	1.34%J	1.37%	1.39%	1.37%	1.46%	1.64%
Net investment income (loss)	.84%J	1.49%	3.02%B	1.92%	1.97%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$48,020	$37,022	$39,958	$34,617	$42,213	$15,206
Portfolio turnover rateK	61%J	58%	75%	94%	59%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.37%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class M

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.52	$12.78	$11.51	$13.55	$11.33	$10.33
Income from Investment Operations
Net investment income (loss)A	.04	.15	.33B	.21	.20	.23
Net realized and unrealized gain (loss)	2.44	.88	1.15	(1.93)	2.11	.97
Total from investment operations	2.48	1.03	1.48	(1.72)	2.31	1.20
Distributions from net investment income	(.11)	(.29)	(.21)	(.13)	(.09)	(.20)
Distributions from net realized gain	–	–	–	(.19)	(.01)	–
Total distributions	(.11)	(.29)	(.21)	(.32)	(.10)	(.20)
Redemption fees added to paid in capitalA	–	–	–	–C	.01	–C
Net asset value, end of period	$15.89	$13.52	$12.78	$11.51	$13.55	$11.33
Total ReturnD,E,F	18.39%	8.16%	13.05%	(13.03)%	20.66%	11.92%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.66%I	1.71%	1.72%	1.74%	1.82%	2.22%
Expenses net of fee waivers, if any	1.66%I	1.71%	1.71%	1.74%	1.82%	1.90%
Expenses net of all reductions	1.64%I	1.69%	1.71%	1.71%	1.81%	1.90%
Net investment income (loss)	.53%I	1.17%	2.69%B	1.58%	1.62%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$10,009	$7,885	$8,841	$8,519	$8,751	$3,019
Portfolio turnover rateJ	61%I	58%	75%	94%	59%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.04%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class C

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.41	$12.66	$11.40	$13.45	$11.25	$10.25
Income from Investment Operations
Net investment income (loss)A	.01	.09	.28B	.15	.15	.18
Net realized and unrealized gain (loss)	2.41	.89	1.13	(1.92)	2.11	.97
Total from investment operations	2.42	.98	1.41	(1.77)	2.26	1.15
Distributions from net investment income	(.05)	(.23)	(.15)	(.09)	(.06)	(.15)
Distributions from net realized gain	–	–	–	(.19)	(.01)	–
Total distributions	(.05)	(.23)	(.15)	(.28)	(.07)	(.15)
Redemption fees added to paid in capitalA	–	–	–	–C	.01	–C
Net asset value, end of period	$15.78	$13.41	$12.66	$11.40	$13.45	$11.25
Total ReturnD,E,F	18.05%	7.83%	12.54%	(13.45)%	20.29%	11.36%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.11%I	2.14%	2.14%	2.14%	2.21%	2.62%
Expenses net of fee waivers, if any	2.11%I	2.14%	2.14%	2.14%	2.21%	2.40%
Expenses net of all reductions	2.09%I	2.12%	2.13%	2.12%	2.20%	2.39%
Net investment income (loss)	.09%I	.74%	2.27%B	1.18%	1.23%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$34,488	$28,884	$35,545	$37,191	$34,869	$10,710
Portfolio turnover rateJ	61%I	58%	75%	94%	59%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.59	$12.84	$11.56	$13.58	$11.34	$10.38
Income from Investment Operations
Net investment income (loss)A	.09	.22	.40B	.29	.27	.28
Net realized and unrealized gain (loss)	2.44	.90	1.16	(1.95)	2.10	.97
Total from investment operations	2.53	1.12	1.56	(1.66)	2.37	1.25
Distributions from net investment income	(.19)	(.37)	(.28)	(.17)	(.14)	(.29)
Distributions from net realized gain	–	–	–	(.19)	(.01)	–
Total distributions	(.19)	(.37)	(.28)	(.36)	(.14)C	(.29)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$15.93	$13.59	$12.84	$11.56	$13.58	$11.34
Total ReturnE,F	18.68%	8.79%	13.80%	(12.56)%	21.37%	12.44%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.11%I	1.16%	1.14%	1.13%	1.26%	1.62%
Expenses net of fee waivers, if any	1.11%I	1.15%	1.14%	1.13%	1.26%	1.40%
Expenses net of all reductions	1.09%I	1.14%	1.14%	1.11%	1.24%	1.39%
Net investment income (loss)	1.08%I	1.73%	3.27%B	2.19%	2.18%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$240,931	$205,009	$199,708	$190,025	$272,002	$104,332
Portfolio turnover rateJ	61%I	58%	75%	94%	59%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.62%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class I

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$12.82	$11.55	$13.58	$11.33	$10.37
Income from Investment Operations
Net investment income (loss)A	.09	.22	.41B	.29	.28	.29
Net realized and unrealized gain (loss)	2.44	.90	1.14	(1.95)	2.11	.96
Total from investment operations	2.53	1.12	1.55	(1.66)	2.39	1.25
Distributions from net investment income	(.19)	(.37)	(.28)	(.19)	(.14)	(.29)
Distributions from net realized gain	–	–	–	(.19)	(.01)	–
Total distributions	(.19)	(.37)	(.28)	(.37)C	(.15)	(.29)
Redemption fees added to paid in capitalA	–	–	–	–D	.01	–D
Net asset value, end of period	$15.91	$13.57	$12.82	$11.55	$13.58	$11.33
Total ReturnE,F	18.73%	8.85%	13.77%	(12.56)%	21.51%	12.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.11%	1.11%	1.12%	1.19%	1.54%
Expenses net of fee waivers, if any	1.08%I	1.10%	1.10%	1.12%	1.19%	1.40%
Expenses net of all reductions	1.06%I	1.09%	1.10%	1.10%	1.17%	1.39%
Net investment income (loss)	1.11%I	1.78%	3.30%B	2.20%	2.25%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$239,790	$232,450	$372,286	$341,720	$371,617	$21,099
Portfolio turnover rateJ	61%I	58%	75%	94%	59%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.65%.

 C Total distributions per share do not sum due to rounding.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Emerging Markets Fund Class Z

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.55	$12.80	$11.55	$12.17
Income from Investment Operations
Net investment income (loss)B	.10	.24	.43C	.01
Net realized and unrealized gain (loss)	2.43	.90	1.13	(.63)
Total from investment operations	2.53	1.14	1.56	(.62)
Distributions from net investment income	(.21)	(.39)	(.31)	–
Distributions from net realized gain	–	–	–	–
Total distributions	(.21)	(.39)	(.31)	–
Redemption fees added to paid in capitalB	–	–	–	–
Net asset value, end of period	$15.87	$13.55	$12.80	$11.55
Total ReturnD,E	18.77%	9.03%	13.85%	(5.09)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.98%	.98%	1.07%H
Expenses net of fee waivers, if any	.96%H	.98%	.97%	1.04%H
Expenses net of all reductions	.94%H	.96%	.97%	1.02%H
Net investment income (loss)	1.24%H	1.91%	3.43%C	1.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$71,175	$56,395	$61,175	$1,603
Portfolio turnover rateI	61%H	58%	75%	94%

 A For the period October 2, 2018 (commencement of sale of shares) to October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.79%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Emerging Markets, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$187,153,729
Gross unrealized depreciation	(26,162,547)
Net unrealized appreciation (depreciation)	$160,991,182
Tax cost	$485,999,511

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(47,423,169)
Long-term	(10,131,007)
Total capital loss carryforward	$(57,554,177)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Emerging Markets Fund	184,820,877	215,033,786

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$56,263	$1,490
Class M	.25%	.25%	23,568	185
Class C	.75%	.25%	170,655	12,109
			$250,486	$13,784

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15,737
Class M	1,499
Class C(a)	753
$17,989

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$44,055.20
Class M	11,695.25
Class C	33,362.20
Total Emerging Markets	232,593.20
Class I	218,407.17
Class Z	15,010.04
	$555,122

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Total Emerging Markets Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Emerging Markets Fund	$929

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Emerging Markets Fund	3,164,103	2,045,509

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Total Emerging Markets Fund	$637

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Emerging Markets Fund	$253	$–	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $74,653 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $956.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Total Emerging Markets Fund
Distributions to shareholders
Class A	$422,903	$968,671
Class M	63,392	200,302
Class C	106,573	654,398
Total Emerging Markets	2,785,749	5,659,796
Class I	3,208,654	10,669,748
Class Z	903,303	1,979,063
Total	$7,490,574	$20,131,978

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2021	Year ended October 31, 2020	Six months ended April 30, 2021	Year ended October 31, 2020
Fidelity Total Emerging Markets Fund
Class A
Shares sold	495,640	621,407	$7,843,571	$7,737,045
Reinvestment of distributions	27,836	73,696	420,606	964,680
Shares redeemed	(235,490)	(1,084,978)	(3,659,742)	(13,266,526)
Net increase (decrease)	287,986	(389,875)	$4,604,435	$(4,564,801)
Class M
Shares sold	85,469	63,854	$1,360,851	$805,331
Reinvestment of distributions	4,191	15,285	63,329	200,228
Shares redeemed	(42,851)	(188,136)	(672,787)	(2,283,247)
Net increase (decrease)	46,809	(108,997)	$751,393	$(1,277,688)
Class C
Shares sold	296,770	199,246	$4,614,794	$2,511,029
Reinvestment of distributions	7,086	50,031	106,571	651,898
Shares redeemed	(273,233)	(901,456)	(4,281,962)	(10,916,602)
Net increase (decrease)	30,623	(652,179)	$439,403	$(7,753,675)
Total Emerging Markets
Shares sold	3,430,503	6,499,346	$53,970,293	$77,633,536
Reinvestment of distributions	142,523	403,626	2,154,942	5,287,504
Shares redeemed	(3,536,244)	(7,375,256)	(55,620,277)	(88,118,251)
Net increase (decrease)	36,782	(472,284)	$504,958	$(5,197,211)
Class I
Shares sold	2,978,195	5,537,778	$47,633,067	$68,620,259
Reinvestment of distributions	209,572	800,008	3,164,533	10,456,099
Shares redeemed	(5,243,620)	(18,251,819)	(83,841,937)	(213,415,616)
Net increase (decrease)	(2,055,853)	(11,914,033)	$(33,044,337)	$(134,339,258)
Class Z
Shares sold	1,263,261	2,587,196	$20,000,607	$32,277,104
Reinvestment of distributions	42,495	92,127	639,553	1,201,333
Shares redeemed	(983,354)	(3,296,206)	(15,661,287)	(38,693,071)
Net increase (decrease)	322,402	(616,883)	$4,978,873	$(5,214,634)

12. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Emerging Markets Discovery Fund
Class A	1.52%
Actual		$1,000.00	$1,307.20	$8.70
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Class M	1.81%
Actual		$1,000.00	$1,305.20	$10.35
Hypothetical-C		$1,000.00	$1,015.82	$9.05
Class C	2.29%
Actual		$1,000.00	$1,302.60	$13.07
Hypothetical-C		$1,000.00	$1,013.44	$11.43
Emerging Markets Discovery	1.22%
Actual		$1,000.00	$1,309.00	$6.98
Hypothetical-C		$1,000.00	$1,018.74	$6.11
Class I	1.23%
Actual		$1,000.00	$1,309.00	$7.04
Hypothetical-C		$1,000.00	$1,018.70	$6.16
Class Z	1.09%
Actual		$1,000.00	$1,310.20	$6.24
Hypothetical-C		$1,000.00	$1,019.39	$5.46
Fidelity Total Emerging Markets Fund
Class A	1.36%
Actual		$1,000.00	$1,185.50	$7.37
Hypothetical-C		$1,000.00	$1,018.05	$6.81
Class M	1.66%
Actual		$1,000.00	$1,183.90	$8.99
Hypothetical-C		$1,000.00	$1,016.56	$8.30
Class C	2.11%
Actual		$1,000.00	$1,180.50	$11.41
Hypothetical-C		$1,000.00	$1,014.33	$10.54
Total Emerging Markets	1.11%
Actual		$1,000.00	$1,186.80	$6.02
Hypothetical-C		$1,000.00	$1,019.29	$5.56
Class I	1.08%
Actual		$1,000.00	$1,187.30	$5.86
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class Z	.96%
Actual		$1,000.00	$1,187.70	$5.21
Hypothetical-C		$1,000.00	$1,020.03	$4.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Emerging Markets Discovery Fund
Fidelity Total Emerging Markets Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for each fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on each fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for each fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund's management fee structures are fair and reasonable, and that the continuation of the funds' Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMD-TEK-SANN-0621
1.931240.109

Fidelity® Global Equity Income Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United States of America*	52.7%
United Kingdom	8.1%
Japan	5.4%
France	4.0%
Canada	3.4%
Switzerland	3.2%
Taiwan	2.5%
Germany	2.3%
India	2.1%
Other	16.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	95.3
Short-Term Investments and Net Other Assets (Liabilities)	4.7

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Apple, Inc. (United States of America, Technology Hardware, Storage & Peripherals)	4.3
Microsoft Corp. (United States of America, Software)	3.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.8
JPMorgan Chase & Co. (United States of America, Banks)	1.4
American Tower Corp. (United States of America, Equity Real Estate Investment Trusts (REITs))	1.3
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.3
Lowe's Companies, Inc. (United States of America, Specialty Retail)	1.3
Compass Group PLC (United Kingdom, Hotels, Restaurants & Leisure)	1.3
Capital One Financial Corp. (United States of America, Consumer Finance)	1.3
19.7

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	19.9
Financials	12.6
Health Care	11.5
Consumer Discretionary	11.4
Industrials	10.6
Consumer Staples	9.2
Communication Services	7.3
Energy	4.6
Materials	3.5
Utilities	2.9

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Bailiwick of Guernsey - 0.4%
Amdocs Ltd.	4,980	$382,165
Bailiwick of Jersey - 0.4%
WPP PLC	23,500	316,830
Belgium - 0.5%
KBC Groep NV	3,998	310,602
UCB SA	1,400	129,704

TOTAL BELGIUM		440,306

Bermuda - 0.3%
Hiscox Ltd. (a)	22,379	250,961
Brazil - 0.4%
Equatorial Energia SA	40,480	186,972
Suzano Papel e Celulose SA (a)	9,500	120,096

TOTAL BRAZIL		307,068

Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	11,611	393,441
Canadian Natural Resources Ltd.	10,600	321,756
Constellation Software, Inc.	298	437,352
Imperial Oil Ltd.	16,944	489,372
Open Text Corp.	9,000	423,805
Rogers Communications, Inc. Class B (non-vtg.)	1,600	78,806
Shaw Communications, Inc. Class B	3,000	86,889
Suncor Energy, Inc.	25,573	546,975
Waste Connection, Inc. (Canada)	1,133	134,966

TOTAL CANADA		2,913,362

Cayman Islands - 1.3%
HKBN Ltd.	564,500	827,010
SITC International Holdings Co. Ltd.	69,994	267,172

TOTAL CAYMAN ISLANDS		1,094,182

China - 1.0%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	31,300	289,671
Kweichow Moutai Co. Ltd. (A Shares)	1,515	469,649
Qingdao Port International Co. Ltd. (H Shares) (b)	159,000	97,843

TOTAL CHINA		857,163

Denmark - 0.3%
A.P. Moller - Maersk A/S Series B	100	248,763
France - 4.0%
Amundi SA (b)	5,200	463,251
Capgemini SA	3,202	586,680
Elior SA (b)	22,000	182,237
LVMH Moet Hennessy Louis Vuitton SE	1,066	803,072
Sanofi SA	7,206	755,494
SR Teleperformance SA	678	261,737
VINCI SA	3,301	362,218

TOTAL FRANCE		3,414,689

Germany - 2.3%
Deutsche Post AG	11,000	647,869
DWS Group GmbH & Co. KGaA (b)	6,400	280,076
Linde PLC	1,638	468,099
Siemens AG	3,500	583,922

TOTAL GERMANY		1,979,966

Hong Kong - 0.8%
AIA Group Ltd.	53,820	683,114
India - 2.1%
HDFC Bank Ltd. sponsored ADR (a)	3,078	216,322
Petronet LNG Ltd.	81,600	264,397
Redington India Ltd. (a)	83,000	200,005
Reliance Industries Ltd.	1,828	26,512
Reliance Industries Ltd.	31,628	851,827
Tech Mahindra Ltd.	17,300	224,359

TOTAL INDIA		1,783,422

Indonesia - 0.2%
PT Bank Central Asia Tbk	98,300	217,934
Ireland - 1.9%
Accenture PLC Class A	3,160	916,305
Johnson Controls International PLC	4,300	268,062
Linde PLC	1,600	457,344

TOTAL IRELAND		1,641,711

Italy - 0.3%
Reply SpA	1,700	231,157
Japan - 5.4%
Daiichikosho Co. Ltd.	14,437	537,639
Hitachi Ltd.	7,700	379,117
Hoya Corp.	9,901	1,126,534
Inaba Denki Sangyo Co. Ltd.	15,906	371,999
Jm Holdings Co. Ltd.	11,866	223,987
Minebea Mitsumi, Inc.	16,437	412,241
Roland Corp.	3,200	134,541
Sony Group Corp.	10,699	1,069,675
Tsuruha Holdings, Inc.	1,211	139,837
Z Holdings Corp.	53,500	247,209

TOTAL JAPAN		4,642,779

Kenya - 0.5%
Safaricom Ltd.	1,225,183	458,379
Korea (South) - 1.8%
Samsung Electronics Co. Ltd.	21,369	1,557,368
Luxembourg - 0.7%
B&M European Value Retail SA	70,174	548,338
InPost SA	3,500	66,695

TOTAL LUXEMBOURG		615,033

Multi-National - 0.3%
HKT Trust/HKT Ltd. unit	194,153	281,941
Netherlands - 2.0%
Airbus Group NV	4,100	493,065
Koninklijke Philips Electronics NV	8,399	474,906
NXP Semiconductors NV	3,985	767,152

TOTAL NETHERLANDS		1,735,123

New Zealand - 0.5%
Auckland International Airport Ltd.	81,400	442,116
Poland - 0.1%
CD Projekt RED SA	2,400	109,873
Spain - 1.4%
Aena Sme SA (a)(b)	3,300	574,086
Amadeus IT Holding SA Class A (a)	9,000	612,883

TOTAL SPAIN		1,186,969

Sweden - 1.2%
Ericsson (B Shares)	34,600	475,201
HEXPOL AB (B Shares)	25,000	307,275
Indutrade AB	8,338	217,867

TOTAL SWEDEN		1,000,343

Switzerland - 3.2%
Barry Callebaut AG	53	116,998
Chubb Ltd.	1,803	309,377
Nestle SA (Reg. S)	6,284	749,874
Roche Holding AG (participation certificate)	2,983	972,923
Sika AG	2,190	653,223

TOTAL SWITZERLAND		2,802,395

Taiwan - 2.5%
International Games Systems Co. Ltd.	6,000	165,969
Poya International Co. Ltd.	11,000	240,902
Taiwan Semiconductor Manufacturing Co. Ltd.	83,840	1,764,881

TOTAL TAIWAN		2,171,752

United Kingdom - 8.1%
Anglo American PLC (United Kingdom)	11,600	491,820
BP PLC	86,182	360,788
Compass Group PLC (a)	50,842	1,106,031
Cranswick PLC	4,206	216,664
Diageo PLC	17,572	788,832
Informa PLC (a)	75,100	583,096
JD Sports Fashion PLC (a)	70,100	889,118
London Stock Exchange Group PLC	2,462	251,611
Reckitt Benckiser Group PLC	7,930	706,069
RELX PLC:
rights (a)(c)	23,799	10,978
(London Stock Exchange)	23,799	617,747
St. James's Place Capital PLC	11,208	210,744
WH Smith PLC (a)	31,300	782,190

TOTAL UNITED KINGDOM		7,015,688

United States of America - 48.0%
AbbVie, Inc.	7,136	795,664
Activision Blizzard, Inc.	3,300	300,927
Ameren Corp.	6,328	536,868
American Tower Corp.	4,457	1,135,510
AMETEK, Inc.	1,897	255,962
Amgen, Inc.	4,195	1,005,290
Apple, Inc.	28,216	3,709,275
AstraZeneca PLC sponsored ADR (d)	15,382	816,323
Bank of America Corp.	24,727	1,002,185
Becton, Dickinson & Co.	1,124	279,662
BJ's Wholesale Club Holdings, Inc. (a)	9,400	419,898
BlackRock, Inc. Class A	700	573,510
Bristol-Myers Squibb Co.	16,650	1,039,293
Capital One Financial Corp.	7,351	1,095,887
Chevron Corp.	6,024	620,894
Cisco Systems, Inc.	13,800	702,558
Citigroup, Inc.	11,313	805,938
Comcast Corp. Class A	13,100	735,565
Costco Wholesale Corp.	1,200	446,508
Crane Co.	2,200	206,932
Crown Holdings, Inc.	2,100	230,580
Danaher Corp.	3,198	812,100
Dominion Energy, Inc.	4,900	391,510
Eli Lilly & Co.	4,979	910,012
Equifax, Inc.	1,080	247,568
Fortive Corp.	3,551	251,482
General Electric Co.	38,533	505,553
Hartford Financial Services Group, Inc.	3,800	250,648
JPMorgan Chase & Co.	7,649	1,176,493
Kohl's Corp.	6,900	404,754
Kroger Co.	6,703	244,928
Lamar Advertising Co. Class A	4,100	406,064
Lennar Corp. Class A	4,600	476,560
Lowe's Companies, Inc.	5,668	1,112,345
M&T Bank Corp.	3,322	523,846
Microsoft Corp.	12,707	3,204,451
MSCI, Inc.	451	219,082
NextEra Energy, Inc.	7,872	610,159
Northrop Grumman Corp.	899	318,642
NRG Energy, Inc.	6,803	243,683
PG&E Corp. (a)	6,800	76,976
Phillips 66 Co.	3,443	278,573
Procter & Gamble Co.	8,000	1,067,360
PVH Corp.	2,100	237,678
Roper Technologies, Inc.	639	285,275
S&P Global, Inc.	806	314,654
Starbucks Corp.	3,400	389,266
Sysco Corp.	6,300	533,799
T-Mobile U.S., Inc.	5,347	706,499
Tapestry, Inc.	9,978	477,447
Target Corp.	800	165,808
Tempur Sealy International, Inc.	5,700	217,398
The Coca-Cola Co.	17,100	923,058
The Travelers Companies, Inc.	3,761	581,676
The Walt Disney Co. (a)	5,166	960,979
TJX Companies, Inc.	4,500	319,500
United Parcel Service, Inc. Class B	3,400	693,124
UnitedHealth Group, Inc.	2,315	923,222
Valero Energy Corp.	4,035	298,429
Visa, Inc. Class A	3,126	730,109
Vistra Corp.	16,647	280,835
Walmart, Inc.	3,396	475,134
Watsco, Inc.	500	146,430
WEC Energy Group, Inc.	2,178	211,636
Wells Fargo & Co.	19,438	875,682
WestRock Co.	4,700	262,025

TOTAL UNITED STATES OF AMERICA		41,457,681

TOTAL COMMON STOCKS
(Cost $54,385,391)		82,240,233

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.04% (e)	4,438,883	4,439,770
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	577,442	577,500
TOTAL MONEY MARKET FUNDS
(Cost $5,017,266)		5,017,270
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $59,402,657)		87,257,503
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(919,276)
NET ASSETS - 100%		$86,338,227

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,597,493 or 1.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,122
Fidelity Securities Lending Cash Central Fund	286
Total	$1,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $943,944. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $9,599,450 and $6,103,625, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,397,611	$5,970,908	$426,703	$--
Consumer Discretionary	9,846,531	6,867,753	2,978,778	--
Consumer Staples	7,916,036	5,671,261	2,244,775	--
Energy	4,059,523	3,698,735	360,788	--
Financials	10,613,593	9,930,479	683,114	--
Health Care	10,041,127	7,837,804	2,203,323	--
Industrials	8,990,314	6,643,499	2,346,815	--
Information Technology	17,304,823	14,451,858	2,852,965	--
Materials	2,990,462	2,990,462	--	--
Real Estate	1,541,574	1,541,574	--	--
Utilities	2,538,639	2,538,639	--	--
Money Market Funds	5,017,270	5,017,270	--	--
Total Investments in Securities:	$87,257,503	$73,160,242	$14,097,261	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $583,770) — See accompanying schedule: Unaffiliated issuers (cost $54,385,391)	$82,240,233
Fidelity Central Funds (cost $5,017,266)	5,017,270
Total Investment in Securities (cost $59,402,657)		$87,257,503
Cash		1,653
Foreign currency held at value (cost $9,947)		9,965
Receivable for investments sold		11,341
Receivable for fund shares sold		120,107
Dividends receivable		214,553
Distributions receivable from Fidelity Central Funds		240
Prepaid expenses		30
Other receivables		1,922
Total assets		87,617,314
Liabilities
Payable for investments purchased
Regular delivery	$441,416
Delayed delivery	10,978
Payable for fund shares redeemed	105,320
Accrued management fee	48,244
Other affiliated payables	14,789
Other payables and accrued expenses	80,840
Collateral on securities loaned	577,500
Total liabilities		1,279,087
Net Assets		$86,338,227
Net Assets consist of:
Paid in capital		$51,878,244
Total accumulated earnings (loss)		34,459,983
Net Assets		$86,338,227
Net Asset Value, offering price and redemption price per share ($86,338,227 ÷ 4,622,117 shares)		$18.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$807,690
Income from Fidelity Central Funds (including $286 from security lending)		1,408
Income before foreign taxes withheld		809,098
Less foreign taxes withheld		(52,924)
Total income		756,174
Expenses
Management fee	$267,605
Transfer agent fees	65,138
Accounting fees	20,474
Custodian fees and expenses	4,720
Independent trustees' fees and expenses	167
Registration fees	21,236
Audit	30,628
Legal	298
Miscellaneous	252
Total expenses before reductions	410,518
Expense reductions	(2,573)
Total expenses after reductions		407,945
Net investment income (loss)		348,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $11,378)	6,831,605
Fidelity Central Funds	1
Foreign currency transactions	6,475
Total net realized gain (loss)		6,838,081
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,106)	10,704,903
Assets and liabilities in foreign currencies	(142)
Total change in net unrealized appreciation (depreciation)		10,704,761
Net gain (loss)		17,542,842
Net increase (decrease) in net assets resulting from operations		$17,891,071

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$348,229	$743,648
Net realized gain (loss)	6,838,081	2,078,460
Change in net unrealized appreciation (depreciation)	10,704,761	(499,859)
Net increase (decrease) in net assets resulting from operations	17,891,071	2,322,249
Distributions to shareholders	(2,011,099)	(733,837)
Share transactions
Proceeds from sales of shares	10,514,637	16,488,430
Reinvestment of distributions	1,891,385	686,957
Cost of shares redeemed	(8,663,094)	(19,812,602)
Net increase (decrease) in net assets resulting from share transactions	3,742,928	(2,637,215)
Total increase (decrease) in net assets	19,622,900	(1,048,803)
Net Assets
Beginning of period	66,715,327	67,764,130
End of period	$86,338,227	$66,715,327
Other Information
Shares
Sold	593,299	1,103,367
Issued in reinvestment of distributions	112,268	48,116
Redeemed	(494,635)	(1,368,143)
Net increase (decrease)	210,932	(216,660)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global Equity Income Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$15.12	$14.64	$13.53	$14.21	$12.06	$12.12
Income from Investment Operations
Net investment income (loss)A	.08	.16	.23	.25	.17	.15
Net realized and unrealized gain (loss)	3.93	.48	1.63	(.50)	2.15	.11
Total from investment operations	4.01	.64	1.86	(.25)	2.32	.26
Distributions from net investment income	(.08)	(.15)	(.24)	(.25)	(.17)	(.15)
Distributions from net realized gain	(.38)	(.01)	(.51)	(.18)	–	(.16)
Total distributions	(.45)B	(.16)	(.75)	(.43)	(.17)	(.32)B
Redemption fees added to paid in capitalA	–	–	–	–C	–C	–C
Net asset value, end of period	$18.68	$15.12	$14.64	$13.53	$14.21	$12.06
Total ReturnD,E	26.87%	4.44%	14.60%	(1.88)%	19.31%	2.13%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.09%	1.09%	1.06%	1.13%	1.18%
Expenses net of fee waivers, if any	1.04%H	1.09%	1.09%	1.06%	1.13%	1.18%
Expenses net of all reductions	1.03%H	1.09%	1.08%	1.05%	1.13%	1.18%
Net investment income (loss)	.88%H	1.08%	1.72%	1.75%	1.29%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$86,338	$66,715	$67,764	$68,532	$81,007	$71,675
Portfolio turnover rateI	48%H	48%	20%J	34%	37%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Global Equity Income Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$28,755,093
Gross unrealized depreciation	(1,118,081)
Net unrealized appreciation (depreciation)	$27,637,012
Tax cost	$59,620,491

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	17,999,122	19,049,462

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Global Equity Income Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Global Equity Income Fund	$173

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Equity Income Fund	402,589	1,473,577

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Global Equity Income Fund	$76

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Global Equity Income Fund	$18	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $2,454 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $115.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded 1.05% of average net assets. This reimbursement will remain in place through February 28, 2022.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Global Equity Income Fund	1.04%
Actual		$1,000.00	$1,268.70	$5.85
Hypothetical-C		$1,000.00	$1,019.64	$5.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Global Equity Income Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GED-SANN-0621
1.938166.108

Fidelity Flex® Funds

Fidelity Flex® International Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	13.1%
United States of America*	8.3%
Germany	6.7%
Canada	6.3%
France	6.2%
Cayman Islands	6.0%
United Kingdom	5.9%
Switzerland	5.1%
Taiwan	4.6%
Other	37.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	97.0
Short-Term Investments and Net Other Assets (Liabilities)	3.0

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	2.8
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2
AIA Group Ltd. (Hong Kong, Insurance)	1.2
BHP Group PLC (United Kingdom, Metals & Mining)	1.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
17.0

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	21.4
Information Technology	16.7
Industrials	15.7
Consumer Discretionary	9.4
Materials	9.5
Health Care	7.1
Consumer Staples	6.1
Communication Services	5.9
Energy	3.2
Utilities	1.1

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
Australia - 1.3%
Commonwealth Bank of Australia	5,867	$402,429
CSL Ltd.	3,853	804,846
Evolution Mining Ltd.	29,078	103,713
Imdex Ltd.	15,204	22,254
Kogan.Com Ltd.	5,605	47,841
Macquarie Group Ltd.	3,468	428,761

TOTAL AUSTRALIA		1,809,844

Austria - 0.3%
Erste Group Bank AG	10,116	359,994
Bailiwick of Jersey - 1.1%
Experian PLC	18,130	698,940
Ferguson PLC	2,832	357,165
Glencore Xstrata PLC	111,898	455,808
Integrated Diagnostics Holdings PLC (a)	38,160	44,647

TOTAL BAILIWICK OF JERSEY		1,556,560

Belgium - 1.0%
Anheuser-Busch InBev SA NV	6,788	480,811
KBC Ancora (b)	1,226	53,534
KBC Groep NV	8,267	642,258
UCB SA	2,694	249,587

TOTAL BELGIUM		1,426,190

Bermuda - 0.6%
Credicorp Ltd. (United States)	4,229	504,943
Shangri-La Asia Ltd. (b)	348,533	332,032

TOTAL BERMUDA		836,975

Brazil - 1.5%
B3 SA - Brasil Bolsa Balcao	60,485	573,444
Natura & Co. Holding SA (b)	70,279	630,590
Suzano Papel e Celulose SA (b)	64,896	820,392
Vale SA sponsored ADR	2,025	40,743

TOTAL BRAZIL		2,065,169

Canada - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	19,816	671,469
Barrick Gold Corp.	47,479	1,008,929
CAE, Inc.	21,111	661,248
Canadian National Railway Co.	7,588	816,922
Canadian Pacific Railway Ltd.	3,530	1,317,371
Constellation Software, Inc.	654	959,826
Franco-Nevada Corp.	6,189	862,175
McCoy Global, Inc. (b)	50	26
New Look Vision Group, Inc. (b)	1,654	66,852
Nutrien Ltd.	10,603	585,294
Richelieu Hardware Ltd.	2,013	70,324
Summit Industrial Income REIT	3,408	43,281
Suncor Energy, Inc.	17,817	381,084
The Toronto-Dominion Bank	21,190	1,456,742
Topicus.Com, Inc.	1,612	120,656

TOTAL CANADA		9,022,199

Cayman Islands - 6.0%
Alibaba Group Holding Ltd. (b)	1,301	37,609
Alibaba Group Holding Ltd. sponsored ADR (b)	9,460	2,184,787
Baidu.com, Inc. sponsored ADR (b)	1,896	398,786
JD.com, Inc. sponsored ADR (b)	16,809	1,300,344
Li Ning Co. Ltd.	66,887	545,928
Tencent Holdings Ltd.	50,972	4,066,139

TOTAL CAYMAN ISLANDS		8,533,593

China - 3.4%
China Life Insurance Co. Ltd. (H Shares)	403,689	818,338
China Merchants Bank Co. Ltd. (H Shares)	125,042	1,008,514
Haier Smart Home Co. Ltd. (A Shares)	170,391	872,025
Industrial & Commercial Bank of China Ltd. (H Shares)	2,144,542	1,396,979
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	9,652	695,329
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,329	20,942

TOTAL CHINA		4,812,127

Denmark - 0.8%
A.P. Moller - Maersk A/S Series B	144	358,218
Netcompany Group A/S (a)	769	80,003
ORSTED A/S (a)	1,532	223,457
SimCorp A/S	556	73,493
Spar Nord Bank A/S	3,448	38,185
Vestas Wind Systems A/S	9,750	406,999

TOTAL DENMARK		1,180,355

Finland - 0.7%
Admicom OYJ	300	37,510
Kone OYJ (B Shares)	4,909	385,627
Musti Group OYJ	1,272	47,988
Sampo Oyj (A Shares)	6,660	316,356
Stora Enso Oyj (R Shares)	10,823	207,280

TOTAL FINLAND		994,761

France - 6.2%
ALTEN	586	73,340
Atos Origin SA	1,750	119,125
AXA SA	27,596	779,450
BNP Paribas SA	15,325	982,604
Capgemini SA	1,793	328,519
Edenred SA	6,419	363,868
Laurent-Perrier Group SA	330	33,326
Lectra	1,245	44,904
Legrand SA	4,852	472,499
LVMH Moet Hennessy Louis Vuitton SE	2,144	1,615,183
Safran SA	2,850	425,530
Sanofi SA	9,038	947,565
SR Teleperformance SA	1,078	416,154
The Lisi Group	1,000	32,280
Total SA	23,142	1,022,826
Vetoquinol SA	764	97,179
VINCI SA	4,160	456,476
Vivendi SA	12,717	443,381
Worldline SA/France (a)(b)	1,868	183,325

TOTAL FRANCE		8,837,534

Germany - 5.9%
Bayer AG	6,730	435,465
CompuGroup Medical AG	459	41,994
CTS Eventim AG	1,714	118,447
Deutsche Borse AG	2,458	423,470
Deutsche Post AG	10,724	631,613
Hannover Reuck SE	2,315	428,058
HeidelbergCement AG	5,046	462,393
Infineon Technologies AG	4,575	183,460
Linde PLC	5,564	1,590,051
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,389	401,868
Nexus AG	419	28,965
Rheinmetall AG	2,573	268,197
RWE AG	9,125	346,011
SAP SE	7,221	1,011,090
Siemens AG	7,013	1,170,013
Vonovia SE	13,326	875,397
Vonovia SE rights 5/20/21 (b)(c)	14,626	29,717

TOTAL GERMANY		8,446,209

Greece - 0.5%
National Bank of Greece SA (b)	251,339	781,115
Hong Kong - 2.0%
AIA Group Ltd.	134,209	1,703,458
China Resources Beer Holdings Co. Ltd.	50,450	407,549
Hong Kong Exchanges and Clearing Ltd.	11,574	700,303

TOTAL HONG KONG		2,811,310

Hungary - 0.6%
Richter Gedeon PLC	31,832	911,102
India - 3.0%
Embassy Office Parks (REIT)	9,000	37,992
Graphite India Ltd.	22,900	226,480
Housing Development Finance Corp. Ltd.	26,668	871,504
Indian Energy Exchange Ltd. (a)	8,009	40,053
Kotak Mahindra Bank Ltd. (b)	6,900	162,943
Larsen & Toubro Ltd.	42,552	770,223
Reliance Industries Ltd.	1,800	48,479
Reliance Industries Ltd. sponsored GDR (a)	6,455	349,216
Shree Cement Ltd. (b)	1,482	558,549
Solar Industries India Ltd.	24,326	401,426
State Bank of India (b)	158,727	757,680
Voltas Ltd.	6,387	82,551

TOTAL INDIA		4,307,096

Indonesia - 0.5%
PT Bank Mandiri (Persero) Tbk	1,394,703	593,810
PT Bank Rakyat Indonesia Tbk	471,865	132,299

TOTAL INDONESIA		726,109

Ireland - 0.9%
Cairn Homes PLC (b)	16,000	21,279
CRH PLC	12,999	613,348
CRH PLC sponsored ADR	8,566	404,915
Ryanair Holdings PLC sponsored ADR (b)	2,348	274,364

TOTAL IRELAND		1,313,906

Israel - 0.1%
Ituran Location & Control Ltd.	2,400	52,440
Maytronics Ltd.	2,544	52,002
Strauss Group Ltd.	2,201	64,363
Tel Aviv Stock Exchange Ltd.	4,900	32,145

TOTAL ISRAEL		200,950

Italy - 1.4%
Assicurazioni Generali SpA	14,892	298,727
Enel SpA	84,084	834,898
Interpump Group SpA	8,303	442,215
Mediobanca SpA (b)	33,961	383,880

TOTAL ITALY		1,959,720

Japan - 13.1%
Ai Holdings Corp.	1,400	26,696
Aoki Super Co. Ltd.	1,272	32,647
Artnature, Inc.	2,588	15,676
Aucnet, Inc.	1,658	19,676
Azbil Corp.	17,346	701,522
Broadleaf Co. Ltd.	12,975	65,059
Central Automotive Products Ltd.	500	13,290
Century21 Real Estate Japan Ltd.	300	2,934
Curves Holdings Co. Ltd.	8,900	67,021
Daiichikosho Co. Ltd.	1,908	71,055
Daikokutenbussan Co. Ltd.	500	37,332
DENSO Corp.	6,578	424,871
Digital Hearts Holdings Co. Ltd.	1,908	26,030
FANUC Corp.	4,366	1,005,415
Fujitsu Ltd.	2,074	330,295
Funai Soken Holdings, Inc.	2,090	37,061
Goldcrest Co. Ltd.	3,766	54,686
Hitachi Ltd.	8,584	422,642
Hoya Corp.	10,647	1,211,414
Ibiden Co. Ltd.	3,646	172,809
Idemitsu Kosan Co. Ltd.	7,543	180,621
Itochu Corp.	17,256	538,095
Iwatsuka Confectionary Co. Ltd.	100	3,962
JEOL Ltd.	800	45,018
Kao Corp.	2,909	186,507
Keyence Corp.	2,880	1,384,002
Kobayashi Pharmaceutical Co. Ltd.	700	62,449
Koshidaka Holdings Co. Ltd.	5,100	25,759
Kusuri No Aoki Holdings Co. Ltd.	636	44,693
Lasertec Corp.	4,544	804,108
Medikit Co. Ltd.	1,527	45,130
Minebea Mitsumi, Inc.	17,247	432,556
Miroku Jyoho Service Co., Ltd.	1,654	27,665
Misumi Group, Inc.	23,909	673,801
Mitsubishi Estate Co. Ltd.	9,931	163,154
Mitsubishi UFJ Financial Group, Inc.	97,469	518,545
Mitsuboshi Belting Ltd.	1,908	29,173
Mitsui Fudosan Co. Ltd.	7,245	157,111
Nabtesco Corp.	5,707	256,656
Nagaileben Co. Ltd.	3,243	75,934
Nihon Parkerizing Co. Ltd.	8,396	81,125
NS Tool Co. Ltd.	3,054	42,643
OBIC Co. Ltd.	2,264	437,719
Oracle Corp. Japan	1,610	150,997
ORIX Corp.	22,149	356,180
OSG Corp.	10,350	172,263
Paramount Bed Holdings Co. Ltd.	2,400	47,653
Poletowin Pitcrew Holdings, Inc.	1,923	19,883
ProNexus, Inc.	2,187	22,752
Recruit Holdings Co. Ltd.	25,783	1,162,491
San-Ai Oil Co. Ltd.	3,967	44,392
Shin-Etsu Chemical Co. Ltd.	3,531	596,093
Shinsei Bank Ltd.	16,295	237,216
SHO-BOND Holdings Co. Ltd.	9,282	387,281
Shoei Co. Ltd.	4,452	168,849
SK Kaken Co. Ltd.	153	56,698
SoftBank Group Corp.	6,788	611,671
Software Service, Inc.	409	38,359
Sony Group Corp.	4,732	473,100
Sumitomo Mitsui Financial Group, Inc.	14,752	518,219
Suzuki Motor Corp.	7,127	270,433
The Monogatari Corp.	538	36,379
TKC Corp.	600	18,858
Tocalo Co. Ltd.	2,858	38,834
Tokio Marine Holdings, Inc.	9,077	434,374
Tokyo Electron Ltd.	696	307,720
Toyota Motor Corp.	14,094	1,054,572
USS Co. Ltd.	18,707	339,085
Welcia Holdings Co. Ltd.	1,142	35,632
Workman Co. Ltd.	300	19,599
YAKUODO Holdings Co. Ltd.	1,000	21,594

TOTAL JAPAN		18,595,734

Kenya - 0.2%
Safaricom Ltd.	606,204	226,800
Korea (South) - 4.1%
AMOREPACIFIC Corp.	900	217,700
BGF Retail Co. Ltd.	733	100,287
Hyundai Motor Co.	3,792	718,875
Leeno Industrial, Inc.	346	50,433
Samsung Electronics Co. Ltd.	54,206	3,950,521
Shinhan Financial Group Co. Ltd.	19,978	714,113
SK IE Technology Co. Ltd. (a)(b)(c)	500	46,947

TOTAL KOREA (SOUTH)		5,798,876

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	12,935	377,114
Stabilus SA	400	31,259

TOTAL LUXEMBOURG		408,373

Mexico - 1.6%
CEMEX S.A.B. de CV sponsored ADR (b)	83,165	656,172
Grupo Financiero Banorte S.A.B. de CV Series O	79,036	449,667
Wal-Mart de Mexico SA de CV Series V	341,615	1,118,255

TOTAL MEXICO		2,224,094

Netherlands - 3.4%
Aalberts Industries NV	3,842	208,088
AerCap Holdings NV (b)	3,125	182,031
Airbus Group NV	6,177	742,844
ASML Holding NV (Netherlands)	4,025	2,612,797
Koninklijke Philips Electronics NV	4,760	269,145
NN Group NV	8,602	429,907
Yandex NV Series A (b)	5,866	384,516

TOTAL NETHERLANDS		4,829,328

New Zealand - 0.1%
Auckland International Airport Ltd.	22,341	121,343
Norway - 0.5%
Adevinta ASA Class B (b)	10,664	195,370
Kongsberg Gruppen ASA	2,174	54,846
Medistim ASA	1,018	33,265
PatientSky Group A/S	12,720	15,831
Sbanken ASA (a)	4,252	52,920
Schibsted ASA (B Shares)	6,607	289,711
Volue A/S	5,152	29,709

TOTAL NORWAY		671,652

Portugal - 0.1%
Galp Energia SGPS SA Class B	12,146	139,859
Russia - 0.8%
Lukoil PJSC sponsored ADR	9,202	705,609
Sberbank of Russia sponsored ADR	30,983	487,672

TOTAL RUSSIA		1,193,281

Singapore - 0.3%
United Overseas Bank Ltd.	20,950	418,606
South Africa - 0.6%
Clicks Group Ltd.	12,528	209,225
Impala Platinum Holdings Ltd.	30,705	573,755
Naspers Ltd. Class N	500	113,790

TOTAL SOUTH AFRICA		896,770

Spain - 1.6%
Amadeus IT Holding SA Class A (b)	11,168	760,519
Banco Santander SA (Spain)	193,018	746,060
Cellnex Telecom SA (a)	9,263	523,858
Fluidra SA	2,859	99,336
Unicaja Banco SA (a)	85,694	84,533

TOTAL SPAIN		2,214,306

Sweden - 3.0%
Addlife AB	8,200	227,241
AddTech AB (B Shares)	13,921	243,376
ASSA ABLOY AB (B Shares)	31,126	887,208
Atlas Copco AB (A Shares)	14,500	878,679
BHG Group AB (b)	2,123	40,802
Epiroc AB (A Shares)	21,492	465,862
Ericsson (B Shares)	32,875	451,510
Hemnet Group AB (b)	400	7,560
Investor AB (B Shares)	7,384	627,054
INVISIO AB	1,604	36,133
John Mattson Fastighetsforetag (b)	1,627	26,638
Lagercrantz Group AB (B Shares)	19,340	199,556
Stillfront Group AB (b)	2,600	26,582
Volvo AB (B Shares)	8,174	199,726

TOTAL SWEDEN		4,317,927

Switzerland - 5.1%
Nestle SA (Reg. S)	17,949	2,141,867
Novartis AG	6,524	556,735
Roche Holding AG (participation certificate)	5,412	1,765,155
Schindler Holding AG:
(participation certificate)	1,443	410,502
(Reg.)	139	38,660
Siemens Energy AG (b)	6,567	219,486
Swiss Life Holding AG	431	209,966
Tecan Group AG	374	182,157
Temenos Group AG	1,744	256,086
UBS Group AG	42,495	649,749
Zurich Insurance Group Ltd.	1,856	761,440

TOTAL SWITZERLAND		7,191,803

Taiwan - 4.6%
Addcn Technology Co. Ltd.	4,798	41,464
ASE Technology Holding Co. Ltd.	149,854	625,932
ECLAT Textile Co. Ltd.	28,241	541,677
HIWIN Technologies Corp.	56,580	860,494
Sporton International, Inc.	39,246	360,229
Taiwan Semiconductor Manufacturing Co. Ltd.	121,611	2,559,982
Unified-President Enterprises Corp.	383,186	1,029,782
Yageo Corp.	28,516	554,095

TOTAL TAIWAN		6,573,655

United Kingdom - 5.9%
Alliance Pharma PLC	45,433	60,235
Anglo American PLC (United Kingdom)	19,774	838,383
AstraZeneca PLC (United Kingdom)	2,570	273,561
Avon Rubber PLC	3,432	157,265
Barratt Developments PLC	22,457	239,430
Beazley PLC	20,556	96,181
BHP Group PLC	54,062	1,628,067
Bodycote PLC	4,226	44,123
BP PLC	180,667	756,335
Clarkson PLC	1,479	61,992
Compass Group PLC (b)	22,100	480,770
Dechra Pharmaceuticals PLC	6,691	372,766
DP Poland PLC (b)	82,215	9,935
Helios Towers PLC (b)	10,000	23,644
Howden Joinery Group PLC	5,911	66,025
Imperial Brands PLC	10,060	209,442
InterContinental Hotel Group PLC ADR	3,217	228,761
Lloyds Banking Group PLC	836,257	524,400
London Stock Exchange Group PLC	4,379	447,524
Meggitt PLC	8,000	51,486
Rightmove PLC	32,150	272,621
Royal Dutch Shell PLC Class B sponsored ADR	8,951	320,535
Spectris PLC	11,514	517,432
Spirax-Sarco Engineering PLC	1,677	273,638
Standard Chartered PLC (United Kingdom)	54,747	392,861
Ultra Electronics Holdings PLC	1,879	52,471

TOTAL UNITED KINGDOM		8,399,883

United States of America - 5.3%
Alphabet, Inc. Class A (b)	172	404,802
Autoliv, Inc.	2,133	214,708
Black Knight, Inc. (b)	2,218	160,628
Lam Research Corp.	1,005	623,552
Marsh & McLennan Companies, Inc.	4,795	650,682
MasterCard, Inc. Class A	2,335	892,110
Moody's Corp.	1,937	632,837
Morningstar, Inc.	299	79,238
MSCI, Inc.	1,472	715,053
NICE Systems Ltd. sponsored ADR (b)	2,033	490,421
PriceSmart, Inc.	1,791	150,516
ResMed, Inc.	3,210	603,384
S&P Global, Inc.	1,642	641,020
Sherwin-Williams Co.	1,362	373,011
Visa, Inc. Class A	3,719	868,610

TOTAL UNITED STATES OF AMERICA		7,500,572

TOTAL COMMON STOCKS
(Cost $101,934,244)		134,615,680

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (d)(e)	687	75,277
Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.4%
Ambev SA sponsored ADR	261,844	727,926
Itau Unibanco Holding SA	113,301	574,217
Petroleo Brasileiro SA - Petrobras sponsored ADR	86,752	735,657
		2,037,800
Germany - 0.8%
Porsche Automobil Holding SE (Germany)	9,220	971,941
Sartorius AG (non-vtg.)	280	157,947
		1,129,888

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,167,688

TOTAL PREFERRED STOCKS
(Cost $2,865,918)		3,242,965

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.04% (f)
(Cost $3,792,006)	3,791,255	3,792,013
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $108,592,168)		141,650,658
NET OTHER ASSETS (LIABILITIES) - 0.4%		523,415
NET ASSETS - 100%		$142,174,073

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,628,959 or 1.1% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,277 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$75,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$973
Total	$973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,098,847	$3,421,037	$4,677,810	$--
Consumer Discretionary	13,597,193	8,850,228	4,746,965	--
Consumer Staples	8,633,600	6,010,922	2,622,678	--
Energy	4,684,639	2,765,619	1,919,020	--
Financials	29,924,078	22,009,701	7,914,377	--
Health Care	10,237,609	6,425,448	3,812,161	--
Industrials	22,308,474	15,656,934	6,651,540	--
Information Technology	24,206,734	15,926,167	8,205,290	75,277
Materials	13,364,635	10,046,710	3,317,925	--
Real Estate	1,398,470	1,368,753	29,717	--
Utilities	1,404,366	569,468	834,898	--
Money Market Funds	3,792,013	3,792,013	--	--
Total Investments in Securities:	$141,650,658	$96,843,000	$44,732,381	$75,277

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $104,800,162)	$137,858,645
Fidelity Central Funds (cost $3,792,006)	3,792,013
Total Investment in Securities (cost $108,592,168)		$141,650,658
Cash		47,831
Foreign currency held at value (cost $91,913)		91,911
Receivable for investments sold		397,188
Receivable for fund shares sold		513,846
Dividends receivable		454,162
Distributions receivable from Fidelity Central Funds		135
Other receivables		1,315
Total assets		143,157,046
Liabilities
Payable for investments purchased
Regular delivery	$745,445
Delayed delivery	77,134
Payable for fund shares redeemed	80,436
Other payables and accrued expenses	79,958
Total liabilities		982,973
Net Assets		$142,174,073
Net Assets consist of:
Paid in capital		$111,264,946
Total accumulated earnings (loss)		30,909,127
Net Assets		$142,174,073
Net Asset Value, offering price and redemption price per share ($142,174,073 ÷ 8,825,853 shares)		$16.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$1,318,506
Income from Fidelity Central Funds		973
Income before foreign taxes withheld		1,319,479
Less foreign taxes withheld		(146,425)
Total income		1,173,054
Expenses
Independent trustees' fees and expenses	$259
Total expenses before reductions	259
Expense reductions	(11)
Total expenses after reductions		248
Net investment income (loss)		1,172,806
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,906,827
Fidelity Central Funds	1
Foreign currency transactions	(8,260)
Total net realized gain (loss)		3,898,568
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $79,942)	24,488,486
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	4,255
Total change in net unrealized appreciation (depreciation)		24,492,742
Net gain (loss)		28,391,310
Net increase (decrease) in net assets resulting from operations		$29,564,116

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,172,806	$1,688,859
Net realized gain (loss)	3,898,568	(2,046,068)
Change in net unrealized appreciation (depreciation)	24,492,742	3,656,166
Net increase (decrease) in net assets resulting from operations	29,564,116	3,298,957
Distributions to shareholders	(1,616,095)	(1,400,835)
Share transactions
Proceeds from sales of shares	26,585,610	54,680,643
Reinvestment of distributions	1,616,095	1,400,835
Cost of shares redeemed	(15,298,452)	(27,154,153)
Net increase (decrease) in net assets resulting from share transactions	12,903,253	28,927,325
Total increase (decrease) in net assets	40,851,274	30,825,447
Net Assets
Beginning of period	101,322,799	70,497,352
End of period	$142,174,073	$101,322,799
Other Information
Shares
Sold	1,754,455	4,418,298
Issued in reinvestment of distributions	110,919	112,246
Redeemed	(1,009,980)	(2,265,293)
Net increase (decrease)	855,394	2,265,251

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.36	$10.90	$11.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.14	.24	.35C	.30	.16
Net realized and unrealized gain (loss)	3.46	.33	1.39	(1.24)	1.79
Total from investment operations	3.60	.57	1.74	(.94)	1.95
Distributions from net investment income	(.20)	(.22)	(.28)	(.07)	–
Distributions from net realized gain	–	–	–	(.03)	–
Total distributions	(.20)	(.22)	(.28)	(.11)D	–
Net asset value, end of period	$16.11	$12.71	$12.36	$10.90	$11.95
Total ReturnE,F	28.46%	4.64%	16.45%	(7.98)%	19.50%
Ratios to Average Net AssetsG,H
Expenses before reductionsI	- %J	-%	-%	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	-%	-%	- %J
Expenses net of all reductionsI	- %J	-%	-%	-%	- %J
Net investment income (loss)	1.81%J	1.98%	3.01%C	2.53%	2.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$142,174	$101,323	$70,497	$46,392	$14,611
Portfolio turnover rateK	36%J	38%	89%	69%	35%J

 A For the period March 7, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.04 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.65%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Flex International Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$35,933,550
Gross unrealized depreciation	(3,624,547)
Net unrealized appreciation (depreciation)	$32,309,003
Tax cost	$109,341,655

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(4,995,229)
Long-term	(990,159)
Total capital loss carryforward	$(5,985,388)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Fund	32,453,134	21,918,627

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex International Fund	$638

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Fund	645,670	1,012,747

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Flex International Fund	- %-C
Actual		$1,000.00	$1,284.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Flex International Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZNL-SANN-0621
1.9881586.104

Fidelity® Diversified International K6 Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	17.8%
France	10.3%
United Kingdom	8.2%
Switzerland	8.1%
Germany	7.5%
United States of America*	7.4%
Netherlands	6.9%
Cayman Islands	3.8%
India	3.5%
Other	26.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands, Semiconductors & Semiconductor Equipment)	2.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
AIA Group Ltd. (Hong Kong, Insurance)	2.0
Sony Group Corp. (Japan, Household Durables)	1.7
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.6
Keyence Corp. (Japan, Electronic Equipment & Components)	1.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.3
DSV Panalpina A/S (Denmark, Air Freight & Logistics)	1.3
18.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	17.5
Industrials	17.1
Financials	15.5
Health Care	13.5
Consumer Discretionary	13.2
Consumer Staples	6.4
Communication Services	4.9
Materials	4.9
Utilities	2.1
Energy	1.6

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.4%
Aristocrat Leisure Ltd.	550,331	$15,758,128
Lynas Rare Earths Ltd. (a)	104,300	441,911

TOTAL AUSTRALIA		16,200,039

Bailiwick of Jersey - 1.6%
Experian PLC	482,122	18,586,568
Ferguson PLC	225,930	28,493,723
WPP PLC	997,971	13,454,765

TOTAL BAILIWICK OF JERSEY		60,535,056

Belgium - 1.4%
KBC Groep NV	475,056	36,906,813
UCB SA	169,979	15,747,770

TOTAL BELGIUM		52,654,583

Bermuda - 1.0%
Credicorp Ltd. (United States)	30,109	3,595,015
Hiscox Ltd. (a)	607,159	6,808,757
IHS Markit Ltd.	235,198	25,302,601

TOTAL BERMUDA		35,706,373

Canada - 1.6%
Canadian Natural Resources Ltd.	244,850	7,432,253
Constellation Software, Inc.	15,091	22,147,913
Fairfax India Holdings Corp. (a)(b)	474,332	5,725,187
First Quantum Minerals Ltd.	267,800	6,172,374
Franco-Nevada Corp.	101,205	14,098,631
Thomson Reuters Corp.	49,782	4,616,727

TOTAL CANADA		60,193,085

Cayman Islands - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	148,849	34,376,677
Anta Sports Products Ltd.	1,095,050	19,665,859
Li Ning Co. Ltd.	2,229,739	18,199,022
New Oriental Education & Technology Group, Inc. sponsored ADR	868,703	13,256,408
Sea Ltd. ADR (a)	17,316	4,372,983
Tencent Holdings Ltd.	564,046	44,995,100
Zai Lab Ltd. ADR (a)	49,547	8,235,207

TOTAL CAYMAN ISLANDS		143,101,256

China - 1.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	674,157	6,239,090
Kweichow Moutai Co. Ltd. (A Shares)	93,840	29,090,328
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	92,400	1,694,987
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	122,095	8,795,706
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	419,800	2,024,586

TOTAL CHINA		47,844,697

Denmark - 2.4%
DSV Panalpina A/S	212,763	47,451,508
GN Store Nord A/S	110,307	9,958,197
ORSTED A/S (b)	137,658	20,078,741
Vestas Wind Systems A/S	284,930	11,893,964

TOTAL DENMARK		89,382,410

Finland - 0.2%
Neste Oyj	99,185	6,009,956
France - 10.3%
Amundi SA (b)	166,044	14,792,316
BNP Paribas SA	659,893	42,310,851
Capgemini SA	175,415	32,140,045
Dassault Systemes SA	65,218	15,128,889
Hermes International SCA	3,520	4,418,124
Legrand SA	244,076	23,768,670
LVMH Moet Hennessy Louis Vuitton SE	104,256	78,541,309
Pernod Ricard SA	172,292	35,358,466
Sanofi SA	451,446	47,330,673
Sartorius Stedim Biotech	20,245	9,297,709
Societe Generale Series A	423,544	12,048,640
SR Teleperformance SA	101,763	39,284,840
Worldline SA/France (a)(b)	289,612	28,422,425

TOTAL FRANCE		382,842,957

Germany - 7.4%
adidas AG	102,792	31,741,955
Allianz SE	181,826	47,305,107
Auto1 Group SE (b)	133,125	7,522,328
Deutsche Post AG	691,577	40,731,937
Hannover Reuck SE	108,117	19,991,487
Linde PLC	141,430	40,417,133
Merck KGaA	86,062	15,121,854
SAP SE	90,744	12,706,040
Siemens Healthineers AG (b)	355,359	20,284,897
Symrise AG	131,058	16,922,425
Vonovia SE (c)	343,980	22,596,369
Vonovia SE rights 5/20/21 (a)(c)(d)	384,113	780,442

TOTAL GERMANY		276,121,974

Greece - 0.1%
Piraeus Financial Holdings SA (a)	1,227,800	3,203,186
Hong Kong - 2.6%
AIA Group Ltd.	5,924,134	75,192,521
Hong Kong Exchanges and Clearing Ltd.	60,211	3,643,162
Techtronic Industries Co. Ltd.	1,086,661	19,808,979

TOTAL HONG KONG		98,644,662

India - 3.5%
Axis Bank Ltd. (a)	596,210	5,755,594
HDFC Bank Ltd. (a)	1,623,597	30,855,600
Housing Development Finance Corp. Ltd.	815,259	26,642,473
Kotak Mahindra Bank Ltd. (a)	945,398	22,325,461
Reliance Industries Ltd.	1,621,762	43,678,405
Reliance Industries Ltd.	122,713	1,779,757

TOTAL INDIA		131,037,290

Indonesia - 0.7%
PT Bank Central Asia Tbk	7,163,222	15,881,079
PT Bank Rakyat Indonesia Tbk	40,590,413	11,380,490

TOTAL INDONESIA		27,261,569

Ireland - 2.2%
Aon PLC	80,039	20,125,006
Flutter Entertainment PLC	109,292	22,399,157
Kingspan Group PLC (Ireland)	209,968	18,695,264
Ryanair Holdings PLC sponsored ADR (a)	170,159	19,883,079

TOTAL IRELAND		81,102,506

Isle of Man - 0.1%
Entain PLC (a)	177,921	4,156,317
Italy - 1.6%
Enel SpA	2,090,132	20,753,613
FinecoBank SpA	786,506	13,540,660
GVS SpA (b)	318,328	5,549,293
Recordati SpA	218,006	12,014,559
Reply SpA	42,198	5,737,851

TOTAL ITALY		57,595,976

Japan - 17.8%
Bandai Namco Holdings, Inc.	101,762	7,473,161
Daikin Industries Ltd.	100,309	20,233,810
FANUC Corp.	14,987	3,451,250
Fast Retailing Co. Ltd.	9,215	7,564,074
Fujifilm Holdings Corp.	118,305	7,671,585
Hitachi Ltd.	607,497	29,910,709
Hoya Corp.	535,248	60,900,438
Itochu Corp.	1,068,177	33,309,060
Kao Corp.	226,327	14,510,690
Keyence Corp.	107,986	51,893,355
KH Neochem Co. Ltd.	114,655	2,729,731
Minebea Mitsumi, Inc.	1,718,706	43,105,253
Misumi Group, Inc.	354,451	9,989,103
Murata Manufacturing Co. Ltd.	216,861	17,242,057
Nabtesco Corp.	140,487	6,317,994
Nexon Co. Ltd.	75,038	2,488,908
Nitori Holdings Co. Ltd.	94,435	16,944,554
NOF Corp.	90,179	4,769,280
Oracle Corp. Japan	41,229	3,866,751
ORIX Corp.	1,065,505	17,134,459
Park24 Co. Ltd. (a)	130,760	2,525,706
Persol Holdings Co. Ltd.	707,849	13,011,883
Recruit Holdings Co. Ltd.	602,430	27,162,059
Shin-Etsu Chemical Co. Ltd.	276,725	46,715,859
Shiseido Co. Ltd.	245,870	17,835,642
SMC Corp.	53,640	31,141,532
Sony Group Corp.	629,943	62,981,028
Sugi Holdings Co. Ltd.	23,160	1,780,071
TIS, Inc.	197,097	4,896,316
Tokyo Electron Ltd.	88,180	38,986,711
Tsuruha Holdings, Inc.	180,984	20,898,692
Welcia Holdings Co. Ltd.	414,148	12,921,994
Z Holdings Corp.	3,364,666	15,547,226
ZOZO, Inc.	190,857	6,443,978

TOTAL JAPAN		664,354,919

Korea (South) - 2.1%
NAVER Corp.	32,166	10,340,592
Samsung Electronics Co. Ltd.	695,425	50,682,421
SK Hynix, Inc.	163,143	18,673,592

TOTAL KOREA (SOUTH)		79,696,605

Luxembourg - 0.9%
B&M European Value Retail SA	2,875,272	22,467,320
Eurofins Scientific SA (a)	121,629	12,041,914

TOTAL LUXEMBOURG		34,509,234

Netherlands - 6.9%
Adyen BV (a)(b)	6,747	16,605,000
Airbus Group NV	170,452	20,498,507
Argenx SE (a)	6,904	1,983,913
ASML Holding NV	150,567	97,582,472
Corbion NV	36,844	2,158,086
IMCD NV	77,879	11,324,552
Koninklijke Philips Electronics NV	621,524	35,142,928
NXP Semiconductors NV	205,010	39,466,475
Wolters Kluwer NV	347,524	31,444,435
Wolters Kluwer NV rights (a)(d)	347,524	371,852

TOTAL NETHERLANDS		256,578,220

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	1,209,049	12,277,124
Norway - 1.0%
NEL ASA (a)	1,299,179	3,773,925
NEL ASA (e)	335,200	973,707
Schibsted ASA (A Shares)	669,316	33,723,106

TOTAL NORWAY		38,470,738

Spain - 2.1%
Cellnex Telecom SA (b)	534,959	30,253,986
Iberdrola SA	2,776,689	37,524,062
Industria de Diseno Textil SA	268,811	9,572,533

TOTAL SPAIN		77,350,581

Sweden - 1.6%
Hemnet Group AB (a)	36,700	693,635
Hexagon AB (B Shares)	239,176	22,811,359
Indutrade AB	1,000,303	26,137,348
Investor AB (B Shares)	45,216	3,839,772
Nordnet AB	229,698	4,315,546

TOTAL SWEDEN		57,797,660

Switzerland - 8.1%
Dufry AG (a)	239,854	15,784,483
Idorsia Ltd. (a)	61,213	1,585,874
Julius Baer Group Ltd.	149,828	9,429,792
Lonza Group AG	56,270	35,771,649
Nestle SA (Reg. S)	644,139	76,865,560
Roche Holding AG (participation certificate)	265,795	86,690,594
Sika AG	156,157	46,577,790
Sonova Holding AG Class B	48,104	14,227,091
Swiss Re Ltd.	136,333	12,671,169
Zur Rose Group AG (a)	12,695	4,225,875

TOTAL SWITZERLAND		303,829,877

Taiwan - 1.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,177,543	9,039,005
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	351,134	40,991,383

TOTAL TAIWAN		50,030,388

United Kingdom - 8.2%
Allfunds Group PLC (a)	172,900	2,906,009
AstraZeneca PLC (United Kingdom)	372,396	39,639,306
Beazley PLC	1,191,012	5,572,742
Big Yellow Group PLC	587,996	9,712,140
Compass Group PLC (a)	540,371	11,755,382
Deliveroo Holdings PLC (a)(b)(c)	750,244	2,776,814
Diageo PLC	542,817	24,367,824
Dr. Martens Ltd. (a)	633,815	4,233,097
JD Sports Fashion PLC (a)	1,027,834	13,036,597
Lloyds Banking Group PLC	25,438,668	15,952,080
London Stock Exchange Group PLC	324,372	33,150,072
Ocado Group PLC (a)	520,544	15,075,276
Prudential PLC	1,642,905	34,787,336
RELX PLC:
rights (a)(d)	1,497,818	692,767
(Euronext N.V.)	1,497,818	39,004,282
Rentokil Initial PLC	2,808,330	19,407,734
S4 Capital PLC (a)	624,763	4,823,214
Smith & Nephew PLC	1,183,754	25,620,882
WH Smith PLC (a)	73,300	1,831,774

TOTAL UNITED KINGDOM		304,345,328

United States of America - 4.7%
Alphabet, Inc. Class C (a)	10,395	25,053,197
Boston Scientific Corp. (a)	89,000	3,880,400
IQVIA Holdings, Inc. (a)	115,007	26,990,993
Marsh & McLennan Companies, Inc.	151,060	20,498,842
Marvell Technology, Inc.	375,657	16,983,453
MasterCard, Inc. Class A	67,722	25,873,867
NICE Systems Ltd. sponsored ADR (a)	76,406	18,431,419
The Booking Holdings, Inc. (a)	4,603	11,351,366
Visa, Inc. Class A	110,095	25,713,788

TOTAL UNITED STATES OF AMERICA		174,777,325

TOTAL COMMON STOCKS
(Cost $2,512,597,962)		3,627,611,891

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Rivian Automotive, Inc.:
Series E (e)(f)	305,451	11,255,869
Series F (e)(f)	69,602	2,564,834
Wasabi Holdings, Inc. Series C (e)(f)	743,562	8,078,504
		21,899,207
Nonconvertible Preferred Stocks - 0.0%
Germany - 0.0%
Porsche Automobil Holding SE (Germany)	22,440	2,365,547
TOTAL PREFERRED STOCKS
(Cost $17,611,445)		24,264,754

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.04% (g)	103,110,196	103,130,818
Fidelity Securities Lending Cash Central Fund 0.04% (g)(h)	24,529,247	24,531,700
TOTAL MONEY MARKET FUNDS
(Cost $127,661,896)		127,662,518
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,657,871,303)		3,779,539,163
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(46,087,676)
NET ASSETS - 100%		$3,733,451,487

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $152,010,987 or 4.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,872,914 or 0.6% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NEL ASA	2/25/21	$976,110
Rivian Automotive, Inc. Series E	7/10/20	$4,731,436
Rivian Automotive, Inc. Series F	1/19/21	$2,564,834
Wasabi Holdings, Inc. Series C	3/31/21	$8,078,504

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,106
Fidelity Securities Lending Cash Central Fund	14,096
Total	$58,202

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$185,053,077	$126,603,212	$58,449,865	$--
Consumer Discretionary	489,830,565	296,503,609	171,427,749	21,899,207
Consumer Staples	237,855,142	136,621,758	101,233,384	--
Energy	58,900,371	58,900,371	--	--
Financials	578,287,224	357,710,404	220,576,820	--
Health Care	509,088,971	236,909,026	272,179,945	--
Industrials	644,089,606	512,360,856	131,728,750	--
Information Technology	653,604,881	607,051,784	46,553,097	--
Materials	183,027,806	183,027,806	--	--
Real Estate	33,782,586	33,002,144	780,442	--
Utilities	78,356,416	20,078,741	58,277,675	--
Money Market Funds	127,662,518	127,662,518	--	--
Total Investments in Securities:	$3,779,539,163	$2,696,432,229	$1,061,207,727	$21,899,207

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,690,154) — See accompanying schedule: Unaffiliated issuers (cost $2,530,209,407)	$3,651,876,645
Fidelity Central Funds (cost $127,661,896)	127,662,518
Total Investment in Securities (cost $2,657,871,303)		$3,779,539,163
Receivable for investments sold		15,573,264
Receivable for fund shares sold		2,746,574
Dividends receivable		12,008,674
Distributions receivable from Fidelity Central Funds		12,327
Other receivables		124,458
Total assets		3,810,004,460
Liabilities
Payable for investments purchased
Regular delivery	$5,176,023
Delayed delivery	1,845,053
Payable for fund shares redeemed	39,436,977
Accrued management fee	1,872,644
Other payables and accrued expenses	3,690,576
Collateral on securities loaned	24,531,700
Total liabilities		76,552,973
Net Assets		$3,733,451,487
Net Assets consist of:
Paid in capital		$2,769,407,067
Total accumulated earnings (loss)		964,044,420
Net Assets		$3,733,451,487
Net Asset Value, offering price and redemption price per share ($3,733,451,487 ÷ 262,224,068 shares)		$14.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$23,595,762
Income from Fidelity Central Funds (including $14,096 from security lending)		58,202
Total income		23,653,964
Expenses
Management fee	$10,766,223
Independent trustees' fees and expenses	7,689
Total expenses before reductions	10,773,912
Expense reductions	(157,261)
Total expenses after reductions		10,616,651
Net investment income (loss)		13,037,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	151,341,924
Fidelity Central Funds	255
Foreign currency transactions	(99,706)
Total net realized gain (loss)		151,242,473
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $987,527)	450,930,676
Assets and liabilities in foreign currencies	61,399
Total change in net unrealized appreciation (depreciation)		450,992,075
Net gain (loss)		602,234,548
Net increase (decrease) in net assets resulting from operations		$615,271,861

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,037,313	$22,622,118
Net realized gain (loss)	151,242,473	(40,918,880)
Change in net unrealized appreciation (depreciation)	450,992,075	312,657,068
Net increase (decrease) in net assets resulting from operations	615,271,861	294,360,306
Distributions to shareholders	(22,064,152)	(49,306,224)
Share transactions
Proceeds from sales of shares	541,287,357	880,189,889
Reinvestment of distributions	22,064,152	49,306,223
Cost of shares redeemed	(525,401,422)	(1,049,644,657)
Net increase (decrease) in net assets resulting from share transactions	37,950,087	(120,148,545)
Total increase (decrease) in net assets	631,157,796	124,905,537
Net Assets
Beginning of period	3,102,293,691	2,977,388,154
End of period	$3,733,451,487	$3,102,293,691
Other Information
Shares
Sold	39,181,547	77,942,373
Issued in reinvestment of distributions	1,661,457	4,402,341
Redeemed	(38,045,275)	(91,540,941)
Net increase (decrease)	2,797,729	(9,196,227)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Diversified International K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.08	$9.69	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.08	.16	.18	.03C
Net realized and unrealized gain (loss)	2.31	.98	1.36	(1.12)	.62
Total from investment operations	2.36	1.06	1.52	(.94)	.65
Distributions from net investment income	(.08)	(.15)	(.13)	(.02)	–
Distributions from net realized gain	–	(.03)	–	(.01)	–
Total distributions	(.08)	(.18)	(.13)	(.02)D	–
Net asset value, end of period	$14.24	$11.96	$11.08	$9.69	$10.65
Total ReturnE,F	19.82%	9.70%	15.89%	(8.83)%	6.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.60%	.60%	.60%	.60%I
Expenses net of fee waivers, if any	.60%I	.60%	.60%	.60%	.60%I
Expenses net of all reductions	.59%I	.59%	.59%	.58%	.60%I
Net investment income (loss)	.73%I	.73%	1.59%	1.67%	.64%C,I
Supplemental Data
Net assets, end of period (000 omitted)	$3,733,451	$3,102,294	$2,977,388	$2,207,355	$296,146
Portfolio turnover rateJ	37%I,K	34%	48%K	48%K	27%K,L

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .58%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Diversified International K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,148,826,161
Gross unrealized depreciation	(32,860,804)
Net unrealized appreciation (depreciation)	$1,115,965,357
Tax cost	$2,663,573,806

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(223,481,577)
Long-term	(86,384,280)
Total capital loss carryforward	$(309,865,857)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	629,244,286	714,199,737

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $170,877,822 in exchange for 12,031,069 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Diversified International K6 Fund	$773

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Diversified International K6 Fund	5,106,743	15,462,730

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $30,810.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Diversified International K6 Fund	$963	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $157,254 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Diversified International K6 Fund	.60%
Actual		$1,000.00	$1,198.20	$3.27
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Diversified International K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DIFK6-SANN-0621
1.9883986.103

Fidelity® International Capital Appreciation K6 Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
United States of America*	11.7%
France	11.4%
Cayman Islands	9.3%
Canada	8.2%
Japan	8.1%
Netherlands	6.0%
India	5.4%
Switzerland	5.4%
Germany	5.2%
Other	29.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	100.6
Short-Term Investments and Net Other Assets (Liabilities)	(0.6)

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.8
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	2.5
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.7
AIA Group Ltd. (Hong Kong, Insurance)	1.4
Shopify, Inc. (Canada, IT Services)	1.4
Sony Group Corp. (Japan, Household Durables)	1.4
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
19.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	28.2
Industrials	20.0
Consumer Discretionary	13.8
Financials	9.8
Communication Services	7.7
Materials	5.2
Health Care	5.1
Consumer Staples	4.1
Utilities	3.4
Energy	2.4

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
Bailiwick of Jersey - 1.0%
Experian PLC	249,400	$9,614,765
Bermuda - 1.0%
IHS Markit Ltd.	85,680	9,217,454
Canada - 8.2%
Brookfield Asset Management, Inc. Class A (a)	241,900	11,025,802
Canadian National Railway Co.	107,639	11,588,389
Canadian Pacific Railway Ltd.	27,776	10,365,805
CGI, Inc. Class A (sub. vtg.) (b)	42,700	3,777,916
Constellation Software, Inc.	6,769	9,934,347
Shopify, Inc. (b)	11,700	13,835,367
Thomson Reuters Corp.	101,500	9,412,997
Waste Connection, Inc. (Canada)	75,500	8,993,784

TOTAL CANADA		78,934,407

Cayman Islands - 9.3%
Alibaba Group Holding Ltd. sponsored ADR (b)	103,167	23,826,419
NetEase, Inc. ADR	97,800	10,959,468
New Oriental Education & Technology Group, Inc. sponsored ADR	592,140	9,036,056
Sea Ltd. ADR (b)	35,520	8,970,221
Shenzhou International Group Holdings Ltd.	427,400	9,402,371
Tencent Holdings Ltd.	336,200	26,819,360

TOTAL CAYMAN ISLANDS		89,013,895

Chile - 0.9%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	171,325	9,035,681
China - 2.2%
Kweichow Moutai Co. Ltd. (A Shares)	31,400	9,733,976
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,026,500	11,191,184

TOTAL CHINA		20,925,160

Denmark - 1.2%
DSV Panalpina A/S	49,820	11,111,115
Finland - 1.2%
Kone OYJ (B Shares)	12,915	1,014,538
Neste Oyj	177,230	10,738,968

TOTAL FINLAND		11,753,506

France - 11.4%
Air Liquide SA	69,990	11,786,483
Dassault Systemes SA	38,826	9,006,628
Edenred SA	159,255	9,027,543
Hermes International SCA	8,191	10,280,925
Kering SA	13,500	10,817,545
LVMH Moet Hennessy Louis Vuitton SE	21,763	16,395,167
Safran SA	75,100	11,213,083
Schneider Electric SA	73,960	11,800,755
SR Teleperformance SA	23,241	8,972,013
Worldline SA/France (b)(c)	107,100	10,510,758

TOTAL FRANCE		109,810,900

Germany - 5.2%
adidas AG	33,500	10,344,730
Infineon Technologies AG	264,300	10,598,578
Merck KGaA	54,800	9,628,844
MTU Aero Engines AG	39,466	9,959,335
Vonovia SE	133,200	8,750,033
Vonovia SE rights 5/20/21 (a)(b)(d)	146,000	296,643

TOTAL GERMANY		49,578,163

Hong Kong - 2.4%
AIA Group Ltd.	1,108,200	14,065,913
Techtronic Industries Co. Ltd.	520,500	9,488,307

TOTAL HONG KONG		23,554,220

India - 5.4%
HDFC Bank Ltd. (b)	487,714	9,268,746
Housing Development Finance Corp. Ltd.	335,900	10,977,133
Kotak Mahindra Bank Ltd. (b)	390,700	9,226,334
Reliance Industries Ltd.	460,700	12,407,888
Tata Consultancy Services Ltd.	251,400	10,305,346

TOTAL INDIA		52,185,447

Ireland - 3.9%
Aon PLC	38,200	9,605,008
Flutter Entertainment PLC (Ireland)	48,100	9,822,124
Kingspan Group PLC (Ireland)	106,080	9,445,218
Linde PLC	30,600	8,746,704

TOTAL IRELAND		37,619,054

Israel - 1.0%
Wix.com Ltd. (b)	31,685	10,072,028
Italy - 1.2%
Enel SpA	1,165,600	11,573,628
Japan - 8.1%
Hoya Corp.	89,890	10,227,671
Keyence Corp.	25,264	12,140,775
OBIC Co. Ltd.	49,820	9,632,140
Recruit Holdings Co. Ltd.	243,500	10,978,805
Shin-Etsu Chemical Co. Ltd.	64,200	10,838,046
Sony Group Corp.	131,200	13,117,236
Tokyo Electron Ltd.	25,400	11,230,012

TOTAL JAPAN		78,164,685

Korea (South) - 0.9%
NAVER Corp.	27,250	8,760,217
Netherlands - 6.0%
Adyen BV (b)(c)	4,432	10,907,568
ASML Holding NV (Netherlands)	27,820	18,059,130
Ferrari NV	45,960	9,843,751
NXP Semiconductors NV	46,047	8,864,508
Wolters Kluwer NV	104,630	9,467,062
Wolters Kluwer NV rights (b)(d)	106,730	114,201

TOTAL NETHERLANDS		57,256,220

Spain - 3.3%
Aena Sme SA (b)(c)	56,248	9,785,216
Amadeus IT Holding SA Class A (b)	143,800	9,792,506
Iberdrola SA	871,399	11,776,051

TOTAL SPAIN		31,353,773

Sweden - 2.8%
Atlas Copco AB (A Shares)	159,400	9,659,408
Hexagon AB (B Shares)	90,559	8,637,045
Swedish Match Co. AB	108,900	8,932,693

TOTAL SWEDEN		27,229,146

Switzerland - 5.4%
Lonza Group AG	17,482	11,113,559
Nestle SA (Reg. S)	176,070	21,010,557
Partners Group Holding AG	6,668	9,491,815
Sika AG	35,380	10,552,983

TOTAL SWITZERLAND		52,168,914

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,288,000	27,113,146
United Kingdom - 3.5%
Ashtead Group PLC	148,000	9,506,430
Atlassian Corp. PLC (b)	37,800	8,979,768
Aveva Group PLC	115,780	5,564,449
Rentokil Initial PLC	1,337,900	9,245,925

TOTAL UNITED KINGDOM		33,296,572

United States of America - 12.3%
Adobe, Inc. (b)	17,200	8,743,448
Charter Communications, Inc. Class A (b)	14,792	9,961,672
MasterCard, Inc. Class A	23,459	8,962,746
MercadoLibre, Inc. (b)	5,756	9,042,561
Moody's Corp.	27,800	9,082,538
Netflix, Inc. (b)	17,800	9,139,766
NextEra Energy, Inc.	113,840	8,823,738
NICE Systems Ltd. sponsored ADR (b)	37,915	9,146,235
NVIDIA Corp.	14,400	8,645,472
SolarEdge Technologies, Inc. (b)	32,822	8,649,910
Thermo Fisher Scientific, Inc.	18,998	8,933,430
Visa, Inc. Class A	39,681	9,267,894
Zoetis, Inc. Class A	54,620	9,450,899

TOTAL UNITED STATES OF AMERICA		117,850,309

TOTAL COMMON STOCKS
(Cost $753,572,464)		967,192,405

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.04% (e)	5,950,521	5,951,712
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	6,530,347	6,531,000
TOTAL MONEY MARKET FUNDS
(Cost $12,482,712)		12,482,712
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $766,055,176)		979,675,117
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(17,874,249)
NET ASSETS - 100%		$961,800,868

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,203,542 or 3.2% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,395
Fidelity Securities Lending Cash Central Fund	1,245
Total	$4,640

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$74,610,704	$47,791,344	$26,819,360	$--
Consumer Discretionary	131,928,885	93,014,111	38,914,774	--
Consumer Staples	39,677,226	18,666,669	21,010,557	--
Energy	23,146,856	23,146,856	--	--
Financials	93,934,473	59,408,630	34,525,843	--
Health Care	49,354,403	38,240,844	11,113,559	--
Industrials	190,954,605	147,232,996	43,721,609	--
Information Technology	271,405,263	194,934,335	76,470,928	--
Materials	50,959,897	39,173,414	11,786,483	--
Real Estate	9,046,676	8,750,033	296,643	--
Utilities	32,173,417	8,823,738	23,349,679	--
Money Market Funds	12,482,712	12,482,712	--	--
Total Investments in Securities:	$979,675,117	$691,665,682	$288,009,435	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,198,880) — See accompanying schedule: Unaffiliated issuers (cost $753,572,464)	$967,192,405
Fidelity Central Funds (cost $12,482,712)	12,482,712
Total Investment in Securities (cost $766,055,176)		$979,675,117
Foreign currency held at value (cost $1,584)		1,634
Receivable for investments sold		7,714,866
Receivable for fund shares sold		820,721
Dividends receivable		1,785,479
Distributions receivable from Fidelity Central Funds		944
Other receivables		113,673
Total assets		990,112,434
Liabilities
Payable for investments purchased
Regular delivery	$19,640,530
Delayed delivery	410,845
Payable for fund shares redeemed	1,098,600
Accrued management fee	533,604
Other payables and accrued expenses	96,987
Collateral on securities loaned	6,531,000
Total liabilities		28,311,566
Net Assets		$961,800,868
Net Assets consist of:
Paid in capital		$688,572,725
Total accumulated earnings (loss)		273,228,143
Net Assets		$961,800,868
Net Asset Value, offering price and redemption price per share ($961,800,868 ÷ 58,300,322 shares)		$16.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$5,037,921
Income from Fidelity Central Funds (including $1,245 from security lending)		4,640
Income before foreign taxes withheld		5,042,561
Less foreign taxes withheld		(650,808)
Total income		4,391,753
Expenses
Management fee	$2,987,172
Independent trustees' fees and expenses	1,897
Interest	509
Total expenses before reductions	2,989,578
Expense reductions	(186,249)
Total expenses after reductions		2,803,329
Net investment income (loss)		1,588,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	75,104,422
Fidelity Central Funds	(717)
Foreign currency transactions	(329,391)
Total net realized gain (loss)		74,774,314
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $116,885)	67,310,964
Assets and liabilities in foreign currencies	(6,097)
Total change in net unrealized appreciation (depreciation)		67,304,867
Net gain (loss)		142,079,181
Net increase (decrease) in net assets resulting from operations		$143,667,605

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,588,424	$4,030,646
Net realized gain (loss)	74,774,314	(1,668,090)
Change in net unrealized appreciation (depreciation)	67,304,867	77,792,728
Net increase (decrease) in net assets resulting from operations	143,667,605	80,155,284
Distributions to shareholders	(3,677,736)	(5,098,696)
Share transactions
Proceeds from sales of shares	281,379,714	369,557,628
Reinvestment of distributions	3,677,736	5,098,696
Cost of shares redeemed	(224,206,406)	(213,105,501)
Net increase (decrease) in net assets resulting from share transactions	60,851,044	161,550,823
Total increase (decrease) in net assets	200,840,914	236,607,411
Net Assets
Beginning of period	760,959,954	524,352,543
End of period	$961,800,868	$760,959,954
Other Information
Shares
Sold	17,660,030	28,359,441
Issued in reinvestment of distributions	240,061	398,647
Redeemed	(13,995,095)	(16,664,986)
Net increase (decrease)	3,904,996	12,093,102

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Capital Appreciation K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.99	$12.40	$10.17	$11.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.08	.13C	.11	.02
Net realized and unrealized gain (loss)	2.55	1.62	2.18	(.92)	.99
Total from investment operations	2.58	1.70	2.31	(.81)	1.01
Distributions from net investment income	(.07)	(.11)	(.08)	(.02)	–
Distributions from net realized gain	–	–	–	(.01)	–
Total distributions	(.07)	(.11)	(.08)	(.03)	–
Net asset value, end of period	$16.50	$13.99	$12.40	$10.17	$11.01
Total ReturnD,E	18.45%	13.82%	22.90%	(7.36)%	10.10%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%H
Expenses net of all reductions	.61%H	.61%	.63%	.58%	.65%H
Net investment income (loss)	.35%H	.62%	1.16%C	.99%	.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$961,801	$760,960	$524,353	$360,963	$175,404
Portfolio turnover rateI	174%H	138%	144%J	158%J	81%J,K

 A For the period May 25, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .75%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Capital Appreciation K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$220,412,816
Gross unrealized depreciation	(9,392,977)
Net unrealized appreciation (depreciation)	$211,019,839
Tax cost	$768,655,278

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(14,493,932)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	837,903,373	774,309,093

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .65% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Capital Appreciation K6 Fund	$2,544

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Capital Appreciation K6 Fund	Borrower	$5,045,167.30%		$509

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Capital Appreciation K6 Fund	33,436,348	35,075,617

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Capital Appreciation K6 Fund	$132	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $186,198 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $51.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Capital Appreciation K6 Fund	.65%
Actual		$1,000.00	$1,184.50	$3.52
Hypothetical-C		$1,000.00	$1,021.57	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Capital Appreciation K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IVFK6-SANN-0621
1.9883990.103

Fidelity® Series Canada Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Canada	99.4%
United States of America*	0.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	99.0
Bonds	0.4
Short-Term Investments and Net Other Assets (Liabilities)	0.6

Top Ten Stocks as of April 30, 2021

% of fund's net assets
The Toronto-Dominion Bank (Banks)	10.5
Canadian Pacific Railway Ltd. (Road & Rail)	6.8
Royal Bank of Canada (Banks)	5.2
Alimentation Couche-Tard, Inc. Class B (sub. vtg.) (Food & Staples Retailing)	5.0
Bank of Montreal (Banks)	4.8
Brookfield Asset Management, Inc. (Canada) Class A (Capital Markets)	4.4
Sun Life Financial, Inc. (Insurance)	4.0
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.8
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3.7
Franco-Nevada Corp. (Metals & Mining)	3.2
51.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	34.7
Energy	13.0
Industrials	12.7
Materials	11.7
Information Technology	9.8
Consumer Staples	6.7
Consumer Discretionary	5.0
Communication Services	4.8
Real Estate	0.6
Health Care	0.4

Market Sectors may include more than one industry category.
The Fund may invest up to 35% of its total assets in any industry that represents more than 20% of the Canadian market. As of April 30, 2021, the Fund did not have more than 25% of its total assets invested in any one industry.

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
		Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.8%
TELUS Corp.		4,356,100	$90,371,842
Media - 0.8%
Shaw Communications, Inc. Class B		1,285,500	37,232,071
Wireless Telecommunication Services - 1.8%
Rogers Communications, Inc. Class B (non-vtg.)		1,870,400	92,123,838

TOTAL COMMUNICATION SERVICES			219,727,751

CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 2.2%
Restaurant Brands International, Inc.		1,598,500	109,774,547
Multiline Retail - 2.4%
Dollarama, Inc.		2,563,500	119,462,458
Specialty Retail - 0.0%
Diversified Royalty Corp.		1,091,400	2,219,827
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc. (a)(b)		436,883	18,461,297

TOTAL CONSUMER DISCRETIONARY			249,918,129

CONSUMER STAPLES - 6.7%
Beverages - 0.3%
GURU Organic Energy Corp. (a)		1,231,500	16,381,259
Food & Staples Retailing - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		7,354,000	249,191,799
George Weston Ltd.		401,300	35,433,502
North West Co., Inc.		1,073,400	30,914,339
			315,539,640
Personal Products - 0.1%
Jamieson Wellness, Inc. (c)		266,100	8,352,226

TOTAL CONSUMER STAPLES			340,273,125

ENERGY - 13.0%
Energy Equipment & Services - 0.2%
Computer Modelling Group Ltd.		2,492,800	11,113,814
Oil, Gas & Consumable Fuels - 12.8%
Canadian Natural Resources Ltd.		6,379,500	193,645,320
Enbridge, Inc.		4,833,400	186,430,862
Parkland Corp.		1,226,700	39,401,307
PrairieSky Royalty Ltd.		8,684,400	93,121,582
Suncor Energy, Inc.		6,148,400	131,506,680
			644,105,751

TOTAL ENERGY			655,219,565

FINANCIALS - 34.7%
Banks - 22.8%
Bank of Montreal (b)		2,581,200	243,619,584
Bank of Nova Scotia		1,822,200	116,034,328
Royal Bank of Canada		2,737,900	261,305,007
The Toronto-Dominion Bank		7,708,230	529,915,334
			1,150,874,253
Capital Markets - 4.4%
Brookfield Asset Management, Inc. (Canada) Class A		4,840,800	220,664,707
Insurance - 7.5%
Fairfax Financial Holdings Ltd. (sub. vtg.)		170,000	77,670,423
Intact Financial Corp.		713,900	94,892,391
Intact Financial Corp. rights 12/31/21 (a)(d)		22,800	3,005,003
Sun Life Financial, Inc.		3,723,200	200,858,636
			376,426,453

TOTAL FINANCIALS			1,747,965,413

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Andlauer Healthcare Group, Inc.		617,270	18,787,024
INDUSTRIALS - 12.7%
Commercial Services & Supplies - 1.9%
GFL Environmental, Inc.		2,941,314	96,915,118
Professional Services - 2.0%
Thomson Reuters Corp.		1,063,000	98,581,434
Road & Rail - 8.8%
Canadian National Railway Co.		946,200	101,867,670
Canadian Pacific Railway Ltd.		918,465	342,764,577
			444,632,247

TOTAL INDUSTRIALS			640,128,799

INFORMATION TECHNOLOGY - 9.8%
IT Services - 4.9%
CGI, Inc. Class A (sub. vtg.) (a)		1,180,800	104,472,196
Shopify, Inc. Class A (a)		119,000	140,468,698
			244,940,894
Software - 4.9%
Constellation Software, Inc.		67,100	98,477,568
Dye & Durham Ltd.		1,535,000	53,312,574
Open Text Corp.		1,810,000	85,231,908
Topicus.Com, Inc.		163,065	12,205,166
			249,227,216

TOTAL INFORMATION TECHNOLOGY			494,168,110

MATERIALS - 11.7%
Chemicals - 2.6%
Nutrien Ltd.		2,395,678	132,243,219
Containers & Packaging - 1.5%
CCL Industries, Inc. Class B		1,338,000	75,948,631
Metals & Mining - 7.4%
Agnico Eagle Mines Ltd. (Canada)		327,200	20,449,501
Franco-Nevada Corp.		1,144,251	159,402,920
Lundin Mining Corp.		3,134,600	37,870,732
Wheaton Precious Metals Corp.		3,649,000	151,374,942
			369,098,095
Paper & Forest Products - 0.2%
Western Forest Products, Inc.		6,196,300	10,687,187

TOTAL MATERIALS			587,977,132

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Allied Properties (REIT)		638,500	22,155,168
Real Estate Management & Development - 0.1%
Colliers International Group, Inc.		46,700	5,054,687
Information Services Corp.		82,200	1,658,512
			6,713,199

TOTAL REAL ESTATE			28,868,367

TOTAL COMMON STOCKS
(Cost $3,757,095,166)			4,983,033,415
		Principal Amount(e)	Value

Convertible Bonds - 0.4%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
Cineplex, Inc. 5.75% 9/30/25 (Cost $10,262,279)(c)	CAD	15,848,000	17,438,409
		Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.04% (f)		12,846,169	12,848,738
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)		209,578,974	209,599,931
TOTAL MONEY MARKET FUNDS
(Cost $222,448,669)			222,448,669
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $3,989,806,114)			5,222,920,493
NET OTHER ASSETS (LIABILITIES) - (3.8)%			(190,289,322)
NET ASSETS - 100%			$5,032,631,171

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,790,635 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,005,003 or 0.1% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Intact Financial Corp. rights 12/31/21	11/13/20	$2,333,435

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,069
Fidelity Securities Lending Cash Central Fund	358,839
Total	$368,908

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$219,727,751	$219,727,751	$--	$--
Consumer Discretionary	249,918,129	249,918,129	--	--
Consumer Staples	340,273,125	340,273,125	--	--
Energy	655,219,565	655,219,565	--	--
Financials	1,747,965,413	1,747,965,413	--	--
Health Care	18,787,024	18,787,024	--	--
Industrials	640,128,799	640,128,799	--	--
Information Technology	494,168,110	494,168,110	--	--
Materials	587,977,132	587,977,132	--	--
Real Estate	28,868,367	28,868,367	--	--
Corporate Bonds	17,438,409	--	17,438,409	--
Money Market Funds	222,448,669	222,448,669	--	--
Total Investments in Securities:	$5,222,920,493	$5,205,482,084	$17,438,409	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $197,134,989) — See accompanying schedule: Unaffiliated issuers (cost $3,767,357,445)	$5,000,471,824
Fidelity Central Funds (cost $222,448,669)	222,448,669
Total Investment in Securities (cost $3,989,806,114)		$5,222,920,493
Foreign currency held at value (cost $1,432,300)		1,432,531
Receivable for investments sold		34
Receivable for fund shares sold		27,008,967
Dividends receivable		8,888,587
Interest receivable		64,997
Distributions receivable from Fidelity Central Funds		83,794
Other receivables		465
Total assets		5,260,399,868
Liabilities
Payable for fund shares redeemed	$18,160,750
Other payables and accrued expenses	9,787
Collateral on securities loaned	209,598,160
Total liabilities		227,768,697
Net Assets		$5,032,631,171
Net Assets consist of:
Paid in capital		$3,845,867,084
Total accumulated earnings (loss)		1,186,764,087
Net Assets		$5,032,631,171
Net Asset Value, offering price and redemption price per share ($5,032,631,171 ÷ 378,760,452 shares)		$13.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$60,404,919
Interest		518,766
Income from Fidelity Central Funds (including $358,839 from security lending)		368,908
Income before foreign taxes withheld		61,292,593
Less foreign taxes withheld		(9,239,778)
Total income		52,052,815
Expenses
Custodian fees and expenses	$19,455
Independent trustees' fees and expenses	9,744
Interest	3,537
Total expenses		32,736
Net investment income (loss)		52,020,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,497,506)
Fidelity Central Funds	259
Foreign currency transactions	362,606
Total net realized gain (loss)		(13,134,641)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,427,225,349
Assets and liabilities in foreign currencies	69,251
Total change in net unrealized appreciation (depreciation)		1,427,294,600
Net gain (loss)		1,414,159,959
Net increase (decrease) in net assets resulting from operations		$1,466,180,038

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52,020,079	$86,913,211
Net realized gain (loss)	(13,134,641)	(55,339,667)
Change in net unrealized appreciation (depreciation)	1,427,294,600	(267,469,789)
Net increase (decrease) in net assets resulting from operations	1,466,180,038	(235,896,245)
Distributions to shareholders	(93,451,768)	(44,416,051)
Share transactions
Proceeds from sales of shares	317,926,783	2,526,093,509
Reinvestment of distributions	93,451,768	44,268,692
Cost of shares redeemed	(665,892,354)	(292,042,287)
Net increase (decrease) in net assets resulting from share transactions	(254,513,803)	2,278,319,914
Total increase (decrease) in net assets	1,118,214,467	1,998,007,618
Net Assets
Beginning of period	3,914,416,704	1,916,409,086
End of period	$5,032,631,171	$3,914,416,704
Other Information
Shares
Sold	26,100,697	248,580,533
Issued in reinvestment of distributions	8,063,138	4,017,123
Redeemed	(55,858,931)	(28,144,989)
Net increase (decrease)	(21,695,096)	224,452,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Canada Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.77	$10.89	$9.99	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.13	.27	.27	.26	.06
Net realized and unrealized gain (loss)	3.64	(1.14)	.86	(.81)	.60
Total from investment operations	3.77	(.87)	1.13	(.55)	.66
Distributions from net investment income	(.25)	(.25)	(.23)	(.10)	–
Distributions from net realized gain	–	–	–	(.02)	–
Total distributions	(.25)	(.25)	(.23)	(.12)	–
Net asset value, end of period	$13.29	$9.77	$10.89	$9.99	$10.66
Total ReturnC,D	38.93%	(8.22)%	11.62%	(5.26)%	6.60%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	2.23%H	2.70%	2.63%	2.42%	2.62%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,032,631	$3,914,417	$1,916,409	$1,385,499	$1,476,967
Portfolio turnover rateI	11%H	14%	12%J	36%	3%K

 A For the period August 15, 2017 (commencement of operations) to October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,308,241,626
Gross unrealized depreciation	(77,505,852)
Net unrealized appreciation (depreciation)	$1,230,735,774
Tax cost	$3,992,184,719

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(14,574,722)
Long-term	(41,503,603)
Total capital loss carryforward	$(56,078,326)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	236,401,269	518,545,624

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Canada Fund	$1

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, Fidelity Series Canada Fund had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Canada Fund	Borrower	$33,630,500.32%		$3,537

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	21,491,509	6,301,172

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Canada Fund	$16,599	$–	$–

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Series Canada Fund	- %-C
Actual		$1,000.00	$1,389.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Canada Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SAD-SANN-0621
1.9883883.103

Fidelity® SAI International SMA Completion Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	33.4%
Germany	10.7%
France	10.0%
Norway	5.4%
Korea (South)	5.3%
Ireland	4.8%
India	4.8%
Sweden	4.1%
Denmark	3.7%
Other*	17.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	96.8
Short-Term Investments and Net Other Assets (Liabilities)	3.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
Keyence Corp. (Japan, Electronic Equipment & Components)	6.3
SR Teleperformance SA (France, Professional Services)	6.1
Minebea Mitsumi, Inc. (Japan, Machinery)	6.0
Schibsted ASA (A Shares) (Norway, Media)	5.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.3
Kingspan Group PLC (Ireland) (Ireland, Building Products)	4.8
Indutrade AB (Sweden, Trading Companies & Distributors)	4.1
Hannover Reuck SE (Germany, Insurance)	4.0
Allianz SE (Germany, Insurance)	3.9
ORSTED A/S (Denmark, Electric Utilities)	3.7
49.6

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	30.8
Financials	18.1
Information Technology	15.4
Communication Services	11.1
Consumer Discretionary	6.7
Consumer Staples	4.7
Utilities	3.7
Real Estate	2.8
Health Care	2.4
Materials	1.1

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Belgium - 1.2%
UCB SA	55,795	$5,169,149
Canada - 2.4%
Constellation Software, Inc.	7,038	10,329,137
Denmark - 3.7%
ORSTED A/S (a)	112,267	16,375,220
France - 10.0%
Amundi SA (a)	118,930	10,595,084
Capgemini SA	33,840	6,200,263
SR Teleperformance SA	69,207	26,716,841

TOTAL FRANCE		43,512,188

Germany - 10.7%
Allianz SE	66,504	17,302,139
Hannover Reuck SE	93,986	17,378,580
Vonovia SE	180,190	11,836,850
Vonovia SE rights 5/20/21 (b)(c)	180,190	366,110

TOTAL GERMANY		46,883,679

India - 4.8%
HDFC Bank Ltd. sponsored ADR (b)	168,069	11,811,889
Kotak Mahindra Bank Ltd. (b)	380,100	8,976,016

TOTAL INDIA		20,787,905

Indonesia - 2.9%
PT Bank Central Asia Tbk	3,346,679	7,419,688
PT Bank Rakyat Indonesia Tbk	19,522,447	5,473,583

TOTAL INDONESIA		12,893,271

Ireland - 4.8%
Kingspan Group PLC (Ireland)	236,638	21,069,924
Italy - 1.2%
Recordati SpA	93,950	5,177,692
Japan - 33.4%
Itochu Corp.	505,662	15,768,104
Keyence Corp.	57,357	27,563,274
Minebea Mitsumi, Inc.	1,044,870	26,205,405
Misumi Group, Inc.	217,727	6,135,961
Nabtesco Corp.	158,722	7,138,060
Nitori Holdings Co. Ltd.	81,610	14,643,353
Recruit Holdings Co. Ltd.	303,874	13,700,917
Tsuruha Holdings, Inc.	95,739	11,055,231
Welcia Holdings Co. Ltd.	306,754	9,571,151
Z Holdings Corp.	3,010,116	13,908,945

TOTAL JAPAN		145,690,401

Korea (South) - 5.3%
Samsung Electronics Co. Ltd.	320,250	23,339,749
Luxembourg - 3.3%
B&M European Value Retail SA	1,832,601	14,319,909
Norway - 5.4%
Schibsted ASA (A Shares)	464,066	23,381,701
Spain - 2.5%
Cellnex Telecom SA (a)	191,135	10,809,418
Sweden - 4.1%
Indutrade AB	689,516	18,016,660
Switzerland - 1.1%
Sika AG	15,480	4,617,303
TOTAL COMMON STOCKS
(Cost $335,909,259)		422,373,306

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.04% (d)
(Cost $12,543,944)	12,541,435	12,543,944
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $348,453,203)		434,917,250
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,316,896
NET ASSETS - 100%		$436,234,146

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,779,722 or 8.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,790
Total	$5,790

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$48,100,064	$48,100,064	$--	$--
Consumer Discretionary	28,963,262	28,963,262	--	--
Consumer Staples	20,626,382	20,626,382	--	--
Financials	78,956,979	78,956,979	--	--
Health Care	10,346,841	10,346,841	--	--
Industrials	134,751,872	121,050,955	13,700,917	--
Information Technology	67,432,423	67,432,423	--	--
Materials	4,617,303	4,617,303	--	--
Real Estate	12,202,960	11,836,850	366,110	--
Utilities	16,375,220	16,375,220	--	--
Money Market Funds	12,543,944	12,543,944	--	--
Total Investments in Securities:	$434,917,250	$420,850,223	$14,067,027	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $335,909,259)	$422,373,306
Fidelity Central Funds (cost $12,543,944)	12,543,944
Total Investment in Securities (cost $348,453,203)		$434,917,250
Foreign currency held at value (cost $148,319)		147,027
Receivable for investments sold		1,079
Receivable for fund shares sold		710,599
Dividends receivable		1,236,719
Distributions receivable from Fidelity Central Funds		508
Other receivables		11,470
Total assets		437,024,652
Liabilities
Payable for investments purchased
Regular delivery	$246,192
Delayed delivery	366,110
Payable for fund shares redeemed	178,204
Total liabilities		790,506
Net Assets		$436,234,146
Net Assets consist of:
Paid in capital		$336,394,507
Total accumulated earnings (loss)		99,839,639
Net Assets		$436,234,146
Net Asset Value, offering price and redemption price per share ($436,234,146 ÷ 31,181,282 shares)		$13.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$3,305,055
Income from Fidelity Central Funds		5,790
Income before foreign taxes withheld		3,310,845
Less foreign taxes withheld		(536,505)
Total income		2,774,340
Expenses
Independent trustees' fees and expenses	$779
Total expenses		779
Net investment income (loss)		2,773,561
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,240,810
Fidelity Central Funds	(83)
Foreign currency transactions	(139,244)
Futures contracts	426,374
Total net realized gain (loss)		14,527,857
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,682,503
Assets and liabilities in foreign currencies	3,072
Total change in net unrealized appreciation (depreciation)		28,685,575
Net gain (loss)		43,213,432
Net increase (decrease) in net assets resulting from operations		$45,986,993

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,773,561	$2,731,492
Net realized gain (loss)	14,527,857	(2,867,338)
Change in net unrealized appreciation (depreciation)	28,685,575	56,128,596
Net increase (decrease) in net assets resulting from operations	45,986,993	55,992,750
Distributions to shareholders	(3,364,042)	(161,972)
Share transactions
Proceeds from sales of shares	114,141,765	253,879,930
Reinvestment of distributions	919,885	81,661
Cost of shares redeemed	(39,812,298)	(38,266,771)
Net increase (decrease) in net assets resulting from share transactions	75,249,352	215,694,820
Total increase (decrease) in net assets	117,872,303	271,525,598
Net Assets
Beginning of period	318,361,843	46,836,245
End of period	$436,234,146	$318,361,843
Other Information
Shares
Sold	8,256,601	24,908,068
Issued in reinvestment of distributions	68,140	7,357
Redeemed	(2,852,809)	(3,680,692)
Net increase (decrease)	5,471,932	21,234,733

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International SMA Completion Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.38	$10.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.17C	.08
Net realized and unrealized gain (loss)	1.63	1.77	.39
Total from investment operations	1.73	1.94	.47
Distributions from net investment income	(.12)	(.03)	–
Total distributions	(.12)	(.03)	–
Net asset value, end of period	$13.99	$12.38	$10.47
Total ReturnD	14.04%	18.57%	4.70%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	1.43%H	1.45%C	1.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$436,234	$318,362	$46,836
Portfolio turnover rateI	44%H	17%	24%H

 A For the period April 11, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity SAI International SMA Completion Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$96,659,789
Gross unrealized depreciation	(10,638,565)
Net unrealized appreciation (depreciation)	$86,021,224
Tax cost	$348,896,026

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(2,874,207)
Long-term	(80,338)
Total capital loss carryforward	$(2,954,545)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	151,648,040	80,856,755

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI International SMA Completion Fund	$33

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	5,312,486	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity SAI International SMA Completion Fund	- %-C
Actual		$1,000.00	$1,140.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity SAI International SMA Completion Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISM-SANN-0621
1.9893099.102

Fidelity® International Discovery K6 Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
Japan	14.1%
United Kingdom	11.8%
Germany	10.5%
Switzerland	8.6%
France	8.1%
Netherlands	5.8%
Sweden	4.9%
United States of America*	4.4%
India	3.5%
Other	28.3%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	97.8
Short-Term Investments and Net Other Assets (Liabilities)	2.2

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.6
Siemens AG (Germany, Industrial Conglomerates)	1.6
HDFC Bank Ltd. sponsored ADR (India, Banks)	1.5
Allianz SE (Germany, Insurance)	1.4
Volkswagen AG (Germany, Automobiles)	1.4
Deutsche Post AG (Germany, Air Freight & Logistics)	1.4
17.6

Top Market Sectors as of April 30, 2021

% of fund's net assets
Financials	21.4
Industrials	18.3
Consumer Discretionary	17.3
Information Technology	13.9
Health Care	9.2
Materials	5.4
Consumer Staples	4.2
Communication Services	3.8
Energy	2.3
Real Estate	1.3

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.2%
Bapcor Ltd.	129,921	$772,653
Lynas Rare Earths Ltd. (a)	126,892	537,632
National Storage (REIT) unit	800,260	1,239,125
Rio Tinto Ltd.	83	7,746
Technology One Ltd.	64,705	472,535

TOTAL AUSTRALIA		3,029,691

Austria - 1.1%
Erste Group Bank AG	40,872	1,454,496
Wienerberger AG	32,907	1,290,527

TOTAL AUSTRIA		2,745,023

Bailiwick of Jersey - 0.5%
Experian PLC	29,475	1,136,308
Belgium - 1.5%
KBC Groep NV	34,936	2,714,157
UCB SA	11,042	1,022,990

TOTAL BELGIUM		3,737,147

British Virgin Islands - 0.1%
Fix Price Group Ltd. GDR (Reg. S) (a)	26,926	251,893
Canada - 1.9%
Constellation Software, Inc.	1,303	1,912,314
Lundin Mining Corp.	104,945	1,267,895
Payfare, Inc. (a)	10,514	64,154
Suncor Energy, Inc.	58,085	1,242,366
Topicus.Com, Inc.	2,432	182,031

TOTAL CANADA		4,668,760

Cayman Islands - 3.1%
Akeso, Inc. (b)	71,032	486,943
Alibaba Group Holding Ltd. (a)	58,078	1,678,902
Hansoh Pharmaceutical Group Co. Ltd. (b)	79,878	345,004
JD.com, Inc. Class A	20,119	776,967
New Oriental Education & Technology Group, Inc. sponsored ADR	44,795	683,572
Tencent Holdings Ltd.	36,128	2,882,004
Zai Lab Ltd. (a)	4,617	767,639

TOTAL CAYMAN ISLANDS		7,621,031

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	1,628	504,679
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	22,335	198,255
WuXi AppTec Co. Ltd. (H Shares) (b)	12,889	304,813

TOTAL CHINA		1,007,747

Denmark - 2.2%
A.P. Moller - Maersk A/S Series B	310	771,165
ORSTED A/S (b)	12,036	1,755,566
Vestas Wind Systems A/S	65,630	2,739,623

TOTAL DENMARK		5,266,354

Finland - 0.9%
Musti Group OYJ	13,978	527,342
Neste Oyj	26,015	1,576,337

TOTAL FINLAND		2,103,679

France - 8.1%
AXA SA	86,912	2,454,834
BNP Paribas SA	42,707	2,738,277
Capgemini SA	14,487	2,654,350
Elior SA (b)	34,787	288,158
Hydrogen Refueling Solutions	4,919	202,254
LVMH Moet Hennessy Louis Vuitton SE	6,380	4,806,376
Safran SA	4,107	613,211
Societe Generale Series A	66,050	1,878,937
SR Teleperformance SA	3,460	1,335,707
VINCI SA	17,849	1,958,567
Worldline SA/France (a)(b)	8,964	879,724

TOTAL FRANCE		19,810,395

Germany - 9.1%
adidas AG	5,274	1,628,600
Allianz SE	13,488	3,509,131
Auto1 Group SE (b)	17,763	1,003,712
Daimler AG (Germany)	28,511	2,538,238
Deutsche Post AG	55,816	3,287,405
Exasol AG	19,518	566,458
Instone Real Estate Group BV (b)	28,596	849,175
Linde PLC	3,664	1,047,079
Merck KGaA	3,880	681,750
Nexus AG	10,811	747,358
Rheinmetall AG	6,732	701,711
Shop Apotheke Europe NV (a)(b)	4,885	1,008,393
Siemens AG	22,689	3,785,318
Siemens Healthineers AG (b)	11,689	667,241
Talanx AG	82	3,458

TOTAL GERMANY		22,025,027

Greece - 0.1%
Piraeus Financial Holdings SA (a)	78,100	203,754
Hong Kong - 2.3%
AIA Group Ltd.	311,197	3,949,892
Antengene Corp.	90,738	186,435
Techtronic Industries Co. Ltd.	78,511	1,431,194

TOTAL HONG KONG		5,567,521

Hungary - 0.8%
OTP Bank PLC (a)	30,960	1,392,807
Richter Gedeon PLC	21,859	625,653

TOTAL HUNGARY		2,018,460

India - 3.5%
Avenue Supermarts Ltd. (a)(b)	9,133	351,840
Axis Bank Ltd. (a)	50,184	484,458
HDFC Bank Ltd. sponsored ADR (a)	50,983	3,583,085
Housing Development Finance Corp. Ltd.	75,328	2,461,701
Reliance Industries Ltd.	1,000	14,503
Reliance Industries Ltd.	29,132	784,603
Reliance Industries Ltd. sponsored GDR (b)	10,176	550,522
Sunteck Realty Ltd.	54,442	196,176
Zomato Pvt Ltd. (c)(d)	140,700	110,594

TOTAL INDIA		8,537,482

Indonesia - 0.2%
PT Bank Central Asia Tbk	214,139	474,753
Ireland - 3.3%
Cairn Homes PLC (a)	718,798	955,966
CRH PLC	54,323	2,563,190
Dalata Hotel Group PLC	286,224	1,551,949
DCC PLC (United Kingdom)	253	21,957
Flutter Entertainment PLC	5,217	1,069,213
Ryanair Holdings PLC (a)	3,200	64,959
Ryanair Holdings PLC sponsored ADR (a)	15,462	1,806,735

TOTAL IRELAND		8,033,969

Italy - 1.3%
BFF Bank SpA (b)	77,224	691,677
GVS SpA (b)	14,913	259,973
Intesa Sanpaolo SpA	548,876	1,530,220
Reply SpA	5,215	709,107

TOTAL ITALY		3,190,977

Japan - 14.1%
Daiichi Sankyo Kabushiki Kaisha	57,071	1,455,365
FANUC Corp.	9,195	2,117,452
Fujifilm Holdings Corp.	11,565	749,942
Hoya Corp.	22,932	2,609,200
Itochu Corp.	60,110	1,874,416
JEOL Ltd.	12,598	708,918
Keyence Corp.	5,688	2,733,404
Lifenet Insurance Co. (a)	28,950	346,478
Minebea Mitsumi, Inc.	83,675	2,098,574
Misumi Group, Inc.	21,499	605,883
Mitsubishi Electric Corp.	62,395	960,274
Mitsubishi UFJ Financial Group, Inc.	146,805	781,017
Oracle Corp. Japan	8,666	812,760
ORIX Corp.	170,192	2,736,869
Persol Holdings Co. Ltd.	53,413	981,853
Recruit Holdings Co. Ltd.	39,432	1,777,890
Renesas Electronics Corp. (a)	121,369	1,415,916
SHIFT, Inc. (a)	3,600	527,038
Shiseido Co. Ltd.	11,912	864,108
SMC Corp.	1,824	1,058,951
Sony Group Corp.	32,833	3,282,608
THK Co. Ltd.	29,004	988,562
TIS, Inc.	26,462	657,373
Z Holdings Corp.	210,659	973,399
ZOZO, Inc.	32,128	1,084,750

TOTAL JAPAN		34,203,000

Korea (South) - 1.1%
Samsung Electronics Co. Ltd.	29,369	2,140,406
Samsung SDI Co. Ltd.	1,034	604,711

TOTAL KOREA (SOUTH)		2,745,117

Luxembourg - 0.8%
B&M European Value Retail SA	81,760	638,871
Eurofins Scientific SA (a)	10,664	1,055,792
InPost SA	10,747	204,791

TOTAL LUXEMBOURG		1,899,454

Netherlands - 5.8%
AerCap Holdings NV (a)	24,475	1,425,669
Airbus Group NV	17,645	2,121,982
ASML Holding NV (Netherlands)	9,000	5,842,279
IMCD NV	3,561	517,813
ING Groep NV (Certificaten Van Aandelen)	84,040	1,073,611
NXP Semiconductors NV	12,223	2,353,050
RHI Magnesita NV	10,872	681,671

TOTAL NETHERLANDS		14,016,075

New Zealand - 0.9%
EBOS Group Ltd.	36,538	777,861
Ryman Healthcare Group Ltd.	134,909	1,369,915

TOTAL NEW ZEALAND		2,147,776

Norway - 1.2%
Equinor ASA	74,900	1,525,174
Schibsted ASA (A Shares)	27,061	1,363,453
Volue A/S	27,888	160,815

TOTAL NORWAY		3,049,442

Poland - 0.2%
Allegro.eu SA (a)(b)	25,452	390,217
Spain - 1.9%
Aena Sme SA (a)(b)	3,372	586,612
Amadeus IT Holding SA Class A (a)	31,016	2,112,130
Cellnex Telecom SA (b)	33,087	1,871,197

TOTAL SPAIN		4,569,939

Sweden - 4.9%
ASSA ABLOY AB (B Shares)	41,689	1,188,293
EQT AB	27,396	926,517
Ericsson (B Shares)	172,971	2,375,608
Hemnet Group AB (a)	2,400	45,360
Indutrade AB	77,084	2,014,161
Nibe Industrier AB (B Shares)	21,551	788,667
Nordnet AB	45,066	846,696
Readly International AB	21,903	134,281
Securitas AB (B Shares)	73,349	1,251,574
Stillfront Group AB (a)	104,653	1,069,950
Svenska Handelsbanken AB (A Shares)	111,701	1,293,527

TOTAL SWEDEN		11,934,634

Switzerland - 8.6%
Dufry AG (a)	5,472	360,105
Lonza Group AG	3,183	2,023,479
Nestle SA (Reg. S)	41,722	4,978,716
Partners Group Holding AG	1,716	2,442,705
Roche Holding AG (participation certificate)	16,662	5,434,409
Schindler Holding AG (participation certificate)	3,160	898,952
Sika AG	5,215	1,555,506
Swiss Re Ltd.	25,695	2,388,165
Zur Rose Group AG (a)	2,747	914,413

TOTAL SWITZERLAND		20,996,450

Taiwan - 1.2%
MediaTek, Inc.	25,672	1,088,614
Taiwan Semiconductor Manufacturing Co. Ltd.	83,654	1,760,965

TOTAL TAIWAN		2,849,579

United Kingdom - 11.8%
Allfunds Group PLC (a)	11,000	184,882
Anglo American PLC (United Kingdom)	76,646	3,249,655
Big Yellow Group PLC	50,740	838,091
Bytes Technology Group PLC	62,747	427,218
Compass Group PLC (a)	128,901	2,804,148
Dechra Pharmaceuticals PLC	19,268	1,073,450
Deliveroo Holdings PLC (a)(b)(e)	94,187	348,606
Deliveroo Holdings PLC	20,000	66,622
Diageo PLC	53,414	2,397,830
Dr. Martens Ltd. (a)	105,147	702,251
JD Sports Fashion PLC (a)	146,182	1,854,109
Jet2 PLC (a)	32,900	677,686
JTC PLC (b)	95,985	892,129
Lloyds Banking Group PLC	2,505,178	1,570,947
London Stock Exchange Group PLC	21,684	2,216,055
M&G PLC	787,113	2,362,143
Ocado Group PLC (a)	33,733	976,929
Prudential PLC	127,202	2,693,411
THG PLC	46,192	395,519
Trustpilot Group PLC (a)(b)	54,836	237,039
Vistry Group PLC	65,447	1,118,522
WH Smith PLC (a)	31,387	784,364
Zegona Communications PLC	381,213	708,108

TOTAL UNITED KINGDOM		28,579,714

United States of America - 2.2%
Coupang, Inc. Class A (a)(e)	4,154	174,053
Freeport-McMoRan, Inc.	33,613	1,267,546
Hilton Worldwide Holdings, Inc.	10,151	1,306,434
Marriott International, Inc. Class A	9,034	1,341,730
MercadoLibre, Inc. (a)	797	1,252,071

TOTAL UNITED STATES OF AMERICA		5,341,834

TOTAL COMMON STOCKS
(Cost $199,907,929)		234,153,202

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.1%
China - 0.1%
ByteDance Ltd. Series E1 (c)(d)	1,533	167,977
dMed Biopharmaceutical Co. Ltd. Series C (c)(d)	8,434	116,642
		284,619
Nonconvertible Preferred Stocks - 1.4%
Germany - 1.4%
Volkswagen AG	12,663	3,299,061
TOTAL PREFERRED STOCKS
(Cost $2,900,372)		3,583,680

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.04% (f)	5,496,188	5,497,288
Fidelity Securities Lending Cash Central Fund 0.04% (f)(g)	526,822	526,875
TOTAL MONEY MARKET FUNDS
(Cost $6,024,163)		6,024,163
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $208,832,464)		243,761,045
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(764,398)
NET ASSETS - 100%		$242,996,647

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,966,796 or 5.7% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $395,213 or 0.2% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$167,977
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$119,789
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$98,598

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$836
Fidelity Securities Lending Cash Central Fund	131
Total	$967

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,239,431	$6,357,427	$2,882,004	$--
Consumer Discretionary	41,833,498	27,947,176	13,775,728	110,594
Consumer Staples	10,011,586	2,635,040	7,376,546	--
Energy	5,693,505	5,693,505	--	--
Financials	52,344,943	32,380,270	19,964,673	--
Health Care	22,919,085	14,390,481	8,411,962	116,642
Industrials	43,996,169	26,361,912	17,634,257	--
Information Technology	33,306,725	21,047,766	12,090,982	167,977
Materials	13,468,447	10,905,257	2,563,190	--
Real Estate	3,167,927	3,167,927	--	--
Utilities	1,755,566	1,755,566	--	--
Money Market Funds	6,024,163	6,024,163	--	--
Total Investments in Securities:	$243,761,045	$158,666,490	$84,699,342	$395,213

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $516,767) — See accompanying schedule: Unaffiliated issuers (cost $202,808,301)	$237,736,882
Fidelity Central Funds (cost $6,024,163)	6,024,163
Total Investment in Securities (cost $208,832,464)		$243,761,045
Foreign currency held at value (cost $1,831)		1,819
Receivable for fund shares sold		113,537
Dividends receivable		488,862
Distributions receivable from Fidelity Central Funds		245
Other receivables		4,197
Total assets		244,369,705
Liabilities
Payable to custodian bank	$4,055
Payable for investments purchased	572,865
Payable for fund shares redeemed	61,761
Accrued management fee	105,510
Other payables and accrued expenses	101,992
Collateral on securities loaned	526,875
Total liabilities		1,373,058
Net Assets		$242,996,647
Net Assets consist of:
Paid in capital		$205,513,842
Total accumulated earnings (loss)		37,482,805
Net Assets		$242,996,647
Net Asset Value, offering price and redemption price per share ($242,996,647 ÷ 17,016,672 shares)		$14.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$1,522,912
Income from Fidelity Central Funds (including $131 from security lending)		967
Income before foreign taxes withheld		1,523,879
Less foreign taxes withheld		(174,910)
Total income		1,348,969
Expenses
Management fee	$470,922
Independent trustees' fees and expenses	286
Interest	52
Total expenses before reductions	471,260
Expense reductions	(6,809)
Total expenses after reductions		464,451
Net investment income (loss)		884,518
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28)	2,909,459
Fidelity Central Funds	(42)
Foreign currency transactions	(11,953)
Total net realized gain (loss)		2,897,464
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $23,417)	26,383,734
Assets and liabilities in foreign currencies	1,802
Total change in net unrealized appreciation (depreciation)		26,385,536
Net gain (loss)		29,283,000
Net increase (decrease) in net assets resulting from operations		$30,167,518

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$884,518	$887,469
Net realized gain (loss)	2,897,464	(1,075,104)
Change in net unrealized appreciation (depreciation)	26,385,536	5,303,840
Net increase (decrease) in net assets resulting from operations	30,167,518	5,116,205
Distributions to shareholders	(779,078)	(520,387)
Share transactions
Proceeds from sales of shares	127,683,916	51,382,624
Reinvestment of distributions	779,078	520,387
Cost of shares redeemed	(18,027,908)	(14,746,418)
Net increase (decrease) in net assets resulting from share transactions	110,435,086	37,156,593
Total increase (decrease) in net assets	139,823,526	41,752,411
Net Assets
Beginning of period	103,173,121	61,420,710
End of period	$242,996,647	$103,173,121
Other Information
Shares
Sold	9,119,267	4,646,585
Issued in reinvestment of distributions	60,865	47,918
Redeemed	(1,298,197)	(1,412,960)
Net increase (decrease)	7,881,935	3,281,543

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Discovery K6 Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$10.49	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12	.06C
Net realized and unrealized gain (loss)	2.99	.77	.43
Total from investment operations	3.07	.89	.49
Distributions from net investment income	(.08)	(.04)	–
Distributions from net realized gain	–	(.05)	–
Total distributions	(.08)	(.09)	–
Net asset value, end of period	$14.28	$11.29	$10.49
Total ReturnD,E	27.28%	8.51%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.60%H	.60%	.60%H
Expenses net of fee waivers, if any	.60%H	.60%	.60%H
Expenses net of all reductions	.59%H	.60%	.60%H
Net investment income (loss)	1.12%H	1.16%	1.67%C,H
Supplemental Data
Net assets, end of period (000 omitted)	$242,997	$103,173	$61,421
Portfolio turnover rateI	68%H,J	42%J	59%J,K

 A For the period June 13, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .43%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity International Discovery K6 Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,964,646
Gross unrealized depreciation	(4,455,118)
Net unrealized appreciation (depreciation)	$34,509,528
Tax cost	$209,251,517

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(804,696)
Long-term	(44,996)
Total capital loss carryforward	$(849,692)

Due to large subscriptions in the current period, the Fund is subject to an annual limit on its use of capital loss carryforwards from prior fiscal years to offset capital gains.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	57,128,562	46,663,416

Unaffiliated Exchanges In-Kind. During the period, the Fund received investments and cash valued at $98,540,649 in exchange for 6,910,531 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

Prior Fiscal Year Unaffiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $17,620,976 in exchange for 1,597,329 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Discovery K6 Fund	$80

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity International Discovery K6 Fund	Borrower	$2,063,667.30%		$52

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Discovery K6 Fund	915,479	1,067,383

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Discovery K6 Fund	$11	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $6,808 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity International Discovery K6 Fund	.60%
Actual		$1,000.00	$1,272.80	$3.38
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Discovery K6 Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGI-K6-SANN-0621
1.9893916.101

Fidelity® Series Overseas Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2021
France	12.9%
Japan	12.3%
Switzerland	11.3%
United Kingdom	9.1%
Netherlands	8.9%
United States of America*	7.9%
Germany	7.1%
Sweden	6.4%
Spain	4.1%
Other	20.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2021

% of fund's net assets
Stocks	98.6
Short-Term Investments and Net Other Assets (Liabilities)	1.4

Top Ten Stocks as of April 30, 2021

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.8
Nestle SA (Reg. S) (Switzerland, Food Products)	2.7
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
AIA Group Ltd. (Hong Kong, Insurance)	1.8
DSV Panalpina A/S (Denmark, Air Freight & Logistics)	1.7
Iberdrola SA (Spain, Electric Utilities)	1.5
Diageo PLC (United Kingdom, Beverages)	1.5
Sony Group Corp. (Japan, Household Durables)	1.5
Indutrade AB (Sweden, Trading Companies & Distributors)	1.4
19.4

Top Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	21.6
Information Technology	18.5
Financials	17.8
Health Care	12.0
Consumer Discretionary	10.2
Consumer Staples	7.9
Materials	4.3
Communication Services	2.2
Real Estate	1.9
Utilities	1.5

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Australia - 0.1%
Lynas Rare Earths Ltd. (a)	3,425,374	$14,513,053
Austria - 0.4%
Erste Group Bank AG	1,609,107	57,262,647
Bailiwick of Jersey - 0.8%
Ferguson PLC	758,600	95,672,724
Sanne Group PLC	1,545,371	13,787,156

TOTAL BAILIWICK OF JERSEY		109,459,880

Belgium - 0.9%
KBC Groep NV	1,583,365	123,010,669
Bermuda - 2.1%
Credicorp Ltd. (United States)	144,575	17,262,255
Genpact Ltd.	1,739,172	82,662,845
Hiscox Ltd. (a)	4,429,172	49,669,293
IHS Markit Ltd.	1,304,300	140,316,594

TOTAL BERMUDA		289,910,987

Canada - 1.3%
Constellation Software, Inc.	107,270	157,432,023
Topicus.Com, Inc.	211,777	15,851,185

TOTAL CANADA		173,283,208

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	380,100	87,784,095
NetEase, Inc. ADR	605,800	67,885,948

TOTAL CAYMAN ISLANDS		155,670,043

China - 0.4%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	5,577,200	51,615,054
Denmark - 1.7%
DSV Panalpina A/S	1,023,731	228,317,799
Finland - 0.8%
Nordea Bank ABP (Stockholm Stock Exchange)	10,273,500	106,480,531
France - 12.9%
Air Liquide SA	818,800	137,887,869
ALTEN	774,492	96,930,946
BNP Paribas SA	2,457,400	157,562,947
Capgemini SA	1,014,362	185,854,347
Dassault Systemes SA	553,300	128,351,290
Edenred SA	2,154,127	122,109,031
Legrand SA	1,542,700	150,231,597
LVMH Moet Hennessy Louis Vuitton SE	448,939	338,208,418
Pernod Ricard SA	662,800	136,022,517
Safran SA	899,800	134,347,961
SR Teleperformance SA	483,628	186,700,950

TOTAL FRANCE		1,774,207,873

Germany - 7.1%
adidas AG	348,932	107,749,473
Allianz SE	743,600	193,460,106
Auto1 Group SE (b)	158,300	8,944,860
Deutsche Borse AG	676,602	116,566,633
Hannover Reuck SE	705,816	130,509,648
Merck KGaA	644,500	113,244,345
SAP SE	533,376	74,683,688
Siemens Healthineers AG (b)	1,766,800	100,853,944
Vonovia SE (c)	1,924,635	126,431,082
Vonovia SE rights 5/20/21 (a)(c)(d)	1,924,635	3,910,478

TOTAL GERMANY		976,354,257

Hong Kong - 1.8%
AIA Group Ltd.	19,813,988	251,490,549
India - 1.4%
HDFC Bank Ltd. (a)	4,946,300	94,001,809
Reliance Industries Ltd.	3,574,600	96,273,576
Reliance Industries Ltd.	278,686	4,041,897

TOTAL INDIA		194,317,282

Ireland - 2.5%
Flutter Entertainment PLC	367,802	75,380,218
Kerry Group PLC Class A	576,297	74,689,561
Kingspan Group PLC (Ireland)	1,141,700	101,655,409
Linde PLC	317,400	90,725,616

TOTAL IRELAND		342,450,804

Italy - 2.3%
FinecoBank SpA	6,098,185	104,987,694
GVS SpA (b)	887,538	15,472,117
Moncler SpA	1,171,369	71,850,363
Recordati SpA	2,385,110	131,446,131

TOTAL ITALY		323,756,305

Japan - 12.3%
Curves Holdings Co. Ltd.	703,100	5,294,641
Daikin Industries Ltd.	573,300	115,643,098
Fujifilm Holdings Corp.	683,900	44,348,058
Hoya Corp.	1,525,807	173,606,094
Kao Corp.	1,357,768	87,051,701
Keyence Corp.	275,394	132,342,327
Nitori Holdings Co. Ltd.	424,134	76,102,733
Olympus Corp.	3,950,992	81,250,384
Persol Holdings Co. Ltd.	3,693,253	67,890,432
Recruit Holdings Co. Ltd.	3,145,946	141,842,819
Relo Group, Inc.	2,597,328	53,472,303
SMC Corp.	210,321	122,105,110
Sony Group Corp.	2,045,000	204,456,914
Suzuki Motor Corp.	1,535,945	58,281,306
TIS, Inc.	2,291,500	56,925,817
Tokyo Electron Ltd.	427,600	189,053,271
Tsuruha Holdings, Inc.	715,632	82,635,885

TOTAL JAPAN		1,692,302,893

Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	1,424,360	103,807,043
Netherlands - 8.9%
ASM International NV (Netherlands)	365,600	111,160,323
ASML Holding NV (Netherlands)	596,628	387,296,284
BE Semiconductor Industries NV	115,458	9,344,647
Corbion NV	213,300	12,493,753
Euronext NV (b)	651,900	65,599,605
Euronext NV rights 5/10/21 (a)	665,400	7,799,777
IMCD NV	1,165,851	169,528,885
Koninklijke Philips Electronics NV	3,145,323	177,846,487
Prosus NV	1,117,700	121,305,887
Wolters Kluwer NV	1,759,451	159,197,475
Wolters Kluwer NV rights (a)(d)	1,791,751	1,917,178

TOTAL NETHERLANDS		1,223,490,301

Norway - 0.8%
Equinor ASA	400	8,145
Schibsted ASA (A Shares)	2,163,789	109,021,277

TOTAL NORWAY		109,029,422

Spain - 4.1%
Aena Sme SA (a)(b)	510,200	88,757,236
Amadeus IT Holding SA Class A (a)	1,973,870	134,416,780
Cellnex Telecom SA (b)	2,245,825	127,010,027
Iberdrola SA	15,422,472	208,418,661

TOTAL SPAIN		558,602,704

Sweden - 6.4%
AddTech AB (B Shares)	5,412,864	94,631,048
ASSA ABLOY AB (B Shares)	4,174,148	118,978,910
Atlas Copco AB (A Shares)	2,241,800	135,849,815
Hexagon AB (B Shares)	1,707,073	162,811,718
Indutrade AB	7,685,475	200,817,085
Nordnet AB	2,683,840	50,423,747
Swedish Match Co. AB	1,402,200	115,017,652

TOTAL SWEDEN		878,529,975

Switzerland - 11.3%
Alcon, Inc.	940,740	70,960,018
Julius Baer Group Ltd.	2,279,972	143,495,621
Lonza Group AG	242,785	154,341,919
Nestle SA (Reg. S)	3,146,051	375,420,479
Roche Holding AG (participation certificate)	861,792	281,078,501
Sika AG	665,471	198,493,622
Sonova Holding AG Class B	432,753	127,989,691
Temenos Group AG	416,790	61,200,700
Zurich Insurance Group Ltd.	348,990	143,176,138

TOTAL SWITZERLAND		1,556,156,689

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,166,684	129,812,280
United Kingdom - 9.1%
Beazley PLC	10,818,001	50,617,398
Compass Group PLC (a)	7,448,587	162,038,645
Cranswick PLC	596,884	30,747,384
Dechra Pharmaceuticals PLC	1,406,063	78,333,958
Deliveroo Holdings PLC (a)(b)(c)	2,022,700	7,486,446
Diageo PLC	4,639,447	208,271,346
Diploma PLC	1,561,431	61,845,961
Dr. Martens Ltd. (a)	1,251,700	8,359,801
London Stock Exchange Group PLC	1,528,254	156,184,043
Mondi PLC	4,369,860	118,587,654
RELX PLC:
rights (a)(d)	6,027,655	2,780,381
(London Stock Exchange)	5,920,155	153,668,484
Rentokil Initial PLC	18,326,622	126,651,146
Smith & Nephew PLC	4,355,900	94,278,035

TOTAL UNITED KINGDOM		1,259,850,682

United States of America - 6.5%
Ares Management Corp.	1,476,700	77,556,284
Boston Scientific Corp. (a)	1,611,846	70,276,486
CBRE Group, Inc. (a)	947,900	80,761,080
Equifax, Inc.	351,100	80,482,653
Fidelity National Information Services, Inc.	418,600	64,003,940
Global Payments, Inc.	426,927	91,631,342
Intercontinental Exchange, Inc.	857,600	100,948,096
Marsh & McLennan Companies, Inc.	945,428	128,294,580
Moody's Corp.	242,100	79,096,491
Roper Technologies, Inc.	261,336	116,670,844

TOTAL UNITED STATES OF AMERICA		889,721,796

TOTAL COMMON STOCKS
(Cost $10,203,393,366)		13,573,404,726

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.04% (e)	221,003,412	221,047,613
Fidelity Securities Lending Cash Central Fund 0.04% (e)(f)	62,893,711	62,900,000
TOTAL MONEY MARKET FUNDS
(Cost $283,947,613)		283,947,613
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $10,487,340,979)		13,857,352,339
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(91,873,271)
NET ASSETS - 100%		$13,765,479,068

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $414,124,235 or 3.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,109
Fidelity Securities Lending Cash Central Fund	52,270
Total	$89,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$303,917,252	$303,917,252	$--	$--
Consumer Discretionary	1,384,858,854	558,848,990	826,009,864	--
Consumer Staples	1,109,856,525	526,164,700	583,691,825	--
Energy	100,323,618	100,323,618	--	--
Financials	2,419,243,717	1,523,036,122	896,207,595	--
Health Care	1,670,978,110	963,433,168	707,544,942	--
Industrials	2,996,501,594	2,599,970,157	396,531,437	--
Information Technology	2,542,029,885	1,815,820,853	726,209,032	--
Materials	572,701,567	434,813,698	137,887,869	--
Real Estate	264,574,943	260,664,465	3,910,478	--
Utilities	208,418,661	--	208,418,661	--
Money Market Funds	283,947,613	283,947,613	--	--
Total Investments in Securities:	$13,857,352,339	$9,370,940,636	$4,486,411,703	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,779,628) — See accompanying schedule: Unaffiliated issuers (cost $10,203,393,366)	$13,573,404,726
Fidelity Central Funds (cost $283,947,613)	283,947,613
Total Investment in Securities (cost $10,487,340,979)		$13,857,352,339
Foreign currency held at value (cost $1,082,439)		1,081,816
Receivable for investments sold		285,668,739
Receivable for fund shares sold		828,480
Dividends receivable		41,671,773
Distributions receivable from Fidelity Central Funds		36,135
Total assets		14,186,639,282
Liabilities
Payable for investments purchased
Regular delivery	$15,347,384
Delayed delivery	8,608,037
Payable for fund shares redeemed	326,357,601
Other payables and accrued expenses	7,947,192
Collateral on securities loaned	62,900,000
Total liabilities		421,160,214
Net Assets		$13,765,479,068
Net Assets consist of:
Paid in capital		$10,262,898,062
Total accumulated earnings (loss)		3,502,581,006
Net Assets		$13,765,479,068
Net Asset Value, offering price and redemption price per share ($13,765,479,068 ÷ 1,044,226,757 shares)		$13.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$104,668,442
Income from Fidelity Central Funds (including $52,270 from security lending)		89,379
Income before foreign taxes withheld		104,757,821
Less foreign taxes withheld		(12,775,600)
Total income		91,982,221
Expenses
Custodian fees and expenses	$507,905
Independent trustees' fees and expenses	28,622
Interest	7,647
Total expenses		544,174
Net investment income (loss)		91,438,047
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $751,096)	436,460,102
Fidelity Central Funds	475
Foreign currency transactions	(524,018)
Total net realized gain (loss)		435,936,559
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,661,982)	2,411,432,502
Assets and liabilities in foreign currencies	753,153
Total change in net unrealized appreciation (depreciation)		2,412,185,655
Net gain (loss)		2,848,122,214
Net increase (decrease) in net assets resulting from operations		$2,939,560,261

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	Year ended October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$91,438,047	$142,986,794
Net realized gain (loss)	435,936,559	(356,863,971)
Change in net unrealized appreciation (depreciation)	2,412,185,655	772,138,201
Net increase (decrease) in net assets resulting from operations	2,939,560,261	558,261,024
Distributions to shareholders	(148,790,299)	(30,070,456)
Share transactions
Proceeds from sales of shares	882,927,396	7,066,900,589
Reinvestment of distributions	148,790,299	30,070,456
Cost of shares redeemed	(1,565,384,822)	(2,343,591,546)
Net increase (decrease) in net assets resulting from share transactions	(533,667,127)	4,753,379,499
Total increase (decrease) in net assets	2,257,102,835	5,281,570,067
Net Assets
Beginning of period	11,508,376,233	6,226,806,166
End of period	$13,765,479,068	$11,508,376,233
Other Information
Shares
Sold	70,946,600	695,966,665
Issued in reinvestment of distributions	12,451,071	2,847,581
Redeemed	(123,321,228)	(225,265,842)
Net increase (decrease)	(39,923,557)	473,548,404

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Overseas Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.62	$10.20	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.14	.06C
Net realized and unrealized gain (loss)	2.62	.32	.14
Total from investment operations	2.70	.46	.20
Distributions from net investment income	(.14)	(.04)	–
Total distributions	(.14)	(.04)	–
Net asset value, end of period	$13.18	$10.62	$10.20
Total ReturnD	25.55%	4.51%	2.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%G
Expenses net of fee waivers, if any	.01%G	.01%	.01%G
Expenses net of all reductions	.01%G	.01%	.01%G
Net investment income (loss)	1.36%G	1.35%	1.69%C,G
Supplemental Data
Net assets, end of period (000 omitted)	$13,765,479	$11,508,376	$6,226,806
Portfolio turnover rateH	36%G	50%	12%I,J

 A For the period June 21, 2019 (commencement of operations) to October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.03 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Series Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	.005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,490,278,810
Gross unrealized depreciation	(135,122,511)
Net unrealized appreciation (depreciation)	$3,355,156,299
Tax cost	$10,502,196,040

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(335,163,692)
Total capital loss carryforward	$(335,163,692)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	2,342,647,653	2,978,448,744

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Overseas Fund	Borrower	$35,898,208.32%		$7,647

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	135,526,962	143,118,607

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Overseas Fund	$2,805	$–	$–

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Series Overseas Fund	.01%
Actual		$1,000.00	$1,255.50	$.06
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Series Overseas Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board noted that, effective August 1, 2020, the expense cap for the fund was lowered and that the expense cap arrangements were amended to remove certain exclusions. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SOV-SANN-0621
1.9894004.101

Fidelity® Infrastructure Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Aena Sme SA	6.4
NextEra Energy, Inc.	5.8
Enbridge, Inc.	5.8
Atlantia SpA	4.6
Iberdrola SA	4.5
27.1

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Industrials	38.0
Utilities	28.0
Energy	14.9
Real Estate	9.3
Communication Services	4.5

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks	94.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

 * Foreign investments - 63.4%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
Cellnex Telecom SA (a)	23,841	$1,348,300
Helios Towers PLC (b)	239,845	567,079
		1,915,379
ENERGY - 14.9%
Oil, Gas & Consumable Fuels - 14.9%
Cheniere Energy Partners LP	10,337	435,084
Cheniere Energy, Inc. (b)	16,811	1,303,189
Enbridge, Inc.	63,913	2,465,212
Enterprise Products Partners LP	25,198	579,806
The Williams Companies, Inc.	65,243	1,589,319
		6,372,610
INDUSTRIALS - 38.0%
Commercial Services & Supplies - 2.8%
GFL Environmental, Inc.	18,105	596,198
Waste Connection, Inc. (United States)	5,001	595,669
		1,191,867
Construction & Engineering - 3.2%
Ferrovial SA	20,622	586,102
JTOWER, Inc. (b)	3,700	266,099
VINCI SA	4,908	538,554
		1,390,755
Electrical Equipment - 0.9%
Sunrun, Inc. (b)	7,900	387,100
Road & Rail - 1.4%
Rumo SA (b)	160,888	592,366
Transportation Infrastructure - 29.7%
Aena Sme SA (a)(b)	15,705	2,732,130
Aeroports de Paris SA	8,905	1,142,334
Atlantia SpA (b)	99,784	1,946,437
Auckland International Airport Ltd.	290,833	1,579,632
Flughafen Zuerich AG (b)	6,110	1,098,562
Fraport AG Frankfurt Airport Services Worldwide	12,300	816,575
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (b)	6,000	1,020,600
Grupo Aeroportuario Norte S.A.B. de CV ADR (b)	14,964	744,160
Sydney Airport unit (b)	329,755	1,572,426
		12,652,856

TOTAL INDUSTRIALS		16,214,944

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 9.3%
American Tower Corp.	2,127	541,896
CoreSite Realty Corp.	3,594	436,635
Crown Castle International Corp.	2,115	399,862
Digital Realty Trust, Inc.	4,265	658,132
Equinix, Inc.	776	559,310
Prologis (REIT), Inc.	5,627	655,714
SBA Communications Corp. Class A	1,326	397,429
Warehouses de Pauw	9,028	318,237
Warehouses de Pauw rights 5/21/21 (b)(c)	9,028	8,683
		3,975,898
UTILITIES - 28.0%
Electric Utilities - 18.7%
Enel SpA	177,503	1,762,486
Energias de Portugal SA	84,199	467,877
Iberdrola SA	140,054	1,892,684
NextEra Energy, Inc.	32,094	2,487,606
ORSTED A/S (a)	6,120	892,661
SSE PLC	23,372	473,840
		7,977,154
Independent Power and Renewable Electricity Producers - 3.9%
Atlantica Sustainable Infrastructure PLC	4,718	181,879
Clearway Energy, Inc. Class C	12,761	366,113
NextEra Energy Partners LP	7,468	556,739
The AES Corp.	19,445	540,960
		1,645,691
Multi-Utilities - 5.4%
Dominion Energy, Inc.	18,937	1,513,066
RWE AG	21,087	799,597
		2,312,663

TOTAL UTILITIES		11,935,508

TOTAL COMMON STOCKS
(Cost $36,755,436)		40,414,339

Money Market Funds - 5.3%
Fidelity Cash Central Fund 0.04% (d)
(Cost $2,250,714)	2,250,264	2,250,714
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $39,006,150)		42,665,053
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,810)
NET ASSETS - 100%		$42,649,243

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,973,091 or 11.7% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$629
Total	$629

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $690,924. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $15,975,035 and $14,415,274, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,915,379	$1,915,379	$--	$--
Energy	6,372,610	6,372,610	--	--
Industrials	16,214,944	15,676,390	538,554	--
Real Estate	3,975,898	3,967,215	8,683	--
Utilities	11,935,508	8,280,338	3,655,170	--
Money Market Funds	2,250,714	2,250,714	--	--
Total Investments in Securities:	$42,665,053	$38,462,646	$4,202,407	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	36.6%
Spain	15.5%
Italy	8.7%
Canada	8.6%
Mexico	4.1%
France	3.9%
Germany	3.8%
New Zealand	3.7%
Australia	3.7%
United Kingdom	2.8%
Switzerland	2.6%
Denmark	2.1%
Brazil	1.4%
Portugal	1.1%
Others (Individually Less Than 1%)	1.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $36,755,436)	$40,414,339
Fidelity Central Funds (cost $2,250,714)	2,250,714
Total Investment in Securities (cost $39,006,150)		$42,665,053
Receivable for fund shares sold		41,949
Dividends receivable		46,492
Distributions receivable from Fidelity Central Funds		94
Prepaid expenses		5
Receivable from investment adviser for expense reductions		4,759
Other receivables		1,767
Total assets		42,760,119
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,683
Payable for fund shares redeemed	42,609
Accrued management fee	23,256
Transfer agent fee payable	7,514
Other affiliated payables	1,337
Other payables and accrued expenses	27,477
Total liabilities		110,876
Net Assets		$42,649,243
Net Assets consist of:
Paid in capital		$39,925,953
Total accumulated earnings (loss)		2,723,290
Net Assets		$42,649,243
Net Asset Value, offering price and redemption price per share ($42,649,243 ÷ 3,497,943 shares)		$12.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$279,531
Non-Cash dividends		25,027
Income from Fidelity Central Funds		629
Income before foreign taxes withheld		305,187
Less foreign taxes withheld		(26,611)
Total income		278,576
Expenses
Management fee	$104,648
Transfer agent fees	37,352
Accounting fees and expenses	6,014
Custodian fees and expenses	8,041
Independent trustees' fees and expenses	51
Registration fees	11,003
Audit	27,203
Legal	19
Miscellaneous	131
Total expenses before reductions	194,462
Expense reductions	(43,590)
Total expenses after reductions		150,872
Net investment income (loss)		127,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(100,740)
Fidelity Central Funds	29
Foreign currency transactions	(2,682)
Total net realized gain (loss)		(103,393)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,234,856
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		3,234,864
Net gain (loss)		3,131,471
Net increase (decrease) in net assets resulting from operations		$3,259,175

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	For the period November 5, 2019 (commencement of operations) to October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$127,704	$149,640
Net realized gain (loss)	(103,393)	(920,854)
Change in net unrealized appreciation (depreciation)	3,234,864	424,186
Net increase (decrease) in net assets resulting from operations	3,259,175	(347,028)
Distributions to shareholders	(149,403)	(9,940)
Share transactions
Proceeds from sales of shares	38,201,895	20,982,960
Reinvestment of distributions	140,331	9,617
Cost of shares redeemed	(11,564,767)	(7,873,597)
Net increase (decrease) in net assets resulting from share transactions	26,777,459	13,118,980
Total increase (decrease) in net assets	29,887,231	12,762,012
Net Assets
Beginning of period	12,762,012	–
End of period	$42,649,243	$12,762,012
Other Information
Shares
Sold	3,244,582	2,024,005
Issued in reinvestment of distributions	12,118	941
Redeemed	(981,600)	(802,103)
Net increase (decrease)	2,275,100	1,222,843

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Infrastructure Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.17
Net realized and unrealized gain (loss)	1.79	.31C
Total from investment operations	1.84	.48
Distributions from net investment income	(.09)	(.04)
Total distributions	(.09)	(.04)
Net asset value, end of period	$12.19	$10.44
Total ReturnD,E	17.71%	4.79%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.26%H	2.24%H
Expenses net of fee waivers, if any	1.00%H	1.00%H
Expenses net of all reductions	.98%H	.98%H
Net investment income (loss)	.83%H	1.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$42,649	$12,762
Portfolio turnover rateI	22%H	50%H

 A For the period November 5, 2019 (commencement of operations) to October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Infrastructure Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,478,957
Gross unrealized depreciation	(903,536)
Net unrealized appreciation (depreciation)	$3,575,421
Tax cost	$39,089,632

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(828,078)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	28,537,804	3,192,456

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .68% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Infrastructure Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Infrastructure Fund	$83

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	289,413	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Infrastructure Fund	$26

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. This reimbursement will remain in place through February 28, 2022. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $40,366.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $3,193 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $29.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Infrastructure Fund	1.00%
Actual		$1,000.00	$1,177.10	$5.40
Hypothetical-C		$1,000.00	$1,019.84	$5.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Infrastructure Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISF-SANN-0621
1.9896236.101

Fidelity® Enduring Opportunities Fund

Semi-Annual Report

April 30, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Stocks as of April 30, 2021

% of fund's net assets
Microsoft Corp.	2.9
Amazon.com, Inc.	2.4
Facebook, Inc. Class A	1.5
Alphabet, Inc. Class C	1.3
Alphabet, Inc. Class A	1.2
9.3

Top Five Market Sectors as of April 30, 2021

% of fund's net assets
Information Technology	22.1
Consumer Discretionary	18.3
Industrials	16.3
Financials	10.7
Communication Services	9.3

Asset Allocation (% of fund's net assets)

As of April 30, 2021 *
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 41.1%

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMUNICATION SERVICES - 9.3%
Entertainment - 2.1%
Activision Blizzard, Inc.	707	$64,471
Live Nation Entertainment, Inc. (a)	521	42,659
Netflix, Inc. (a)	190	97,559
Sea Ltd. ADR (a)	117	29,547
The Walt Disney Co. (a)	721	134,120
		368,356
Interactive Media & Services - 6.1%
Adevinta ASA Class B (a)	1,612	29,533
Alphabet, Inc.:
Class A (a)	90	211,815
Class C (a)	90	216,911
Facebook, Inc. Class A (a)	777	252,587
Kakao Corp.	460	46,688
Match Group, Inc. (a)	356	55,404
NAVER Corp.	117	37,613
Rightmove PLC	2,638	22,369
Tencent Holdings Ltd.	1,788	142,632
Yandex NV Series A (a)	318	20,845
Z Holdings Corp.	4,357	20,133
		1,056,530
Media - 1.1%
Cable One, Inc.	23	41,170
Charter Communications, Inc. Class A (a)	99	66,672
Schibsted ASA (A Shares)	599	30,180
The New York Times Co. Class A	989	44,910
		182,932

TOTAL COMMUNICATION SERVICES		1,607,818

CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.6%
Aptiv PLC (a)	341	49,066
DENSO Corp.	691	44,631
		93,697
Automobiles - 1.7%
Ferrari NV	125	26,773
Maruti Suzuki India Ltd.	238	20,747
Tesla, Inc. (a)	254	180,198
Toyota Motor Corp.	869	65,022
		292,740
Diversified Consumer Services - 0.7%
Arco Platform Ltd. Class A (a)	743	19,065
Grand Canyon Education, Inc. (a)	511	55,336
New Oriental Education & Technology Group, Inc. sponsored ADR	1,700	25,942
TAL Education Group ADR (a)	465	26,482
		126,825
Hotels, Restaurants & Leisure - 3.0%
Airbnb, Inc. Class A	258	44,559
Compass Group PLC (a)	2,025	44,052
Domino's Pizza, Inc.	120	50,681
Hilton Worldwide Holdings, Inc.	519	66,795
Jollibee Food Corp.	6,319	23,019
Marriott International, Inc. Class A	459	68,171
Oriental Land Co. Ltd.	226	32,001
Starbucks Corp.	712	81,517
Wingstop, Inc.	318	50,374
Yum! Brands, Inc.	476	56,892
		518,061
Household Durables - 0.4%
Maytronics Ltd.	1,338	27,350
NVR, Inc. (a)	8	40,145
		67,495
Internet & Direct Marketing Retail - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	584	134,875
Amazon.com, Inc. (a)	122	423,025
Deliveroo Holdings PLC (a)(b)	7,313	27,067
Delivery Hero AG (a)(b)	276	43,817
Doordash, Inc.	267	38,226
Meituan Class B (a)(b)	1,500	57,546
MercadoLibre, Inc. (a)	28	43,987
Naspers Ltd. Class N	226	51,433
Ocado Group PLC (a)	1,128	32,668
Wayfair LLC Class A (a)	162	47,882
		900,526
Leisure Products - 0.2%
Roland Corp.	795	33,425
Multiline Retail - 0.4%
B&M European Value Retail SA	4,973	38,859
Dollarama, Inc.	551	25,677
		64,536
Specialty Retail - 3.9%
Carvana Co. Class A (a)	212	60,475
Fast Retailing Co. Ltd.	43	35,296
Five Below, Inc. (a)	207	41,663
Floor & Decor Holdings, Inc. Class A (a)	532	59,009
JD Sports Fashion PLC (a)	2,298	29,147
Lowe's Companies, Inc.	449	88,116
National Vision Holdings, Inc. (a)	886	44,663
Nitori Holdings Co. Ltd.	131	23,505
The Home Depot, Inc.	408	132,057
TJX Companies, Inc.	936	66,456
Ulta Beauty, Inc. (a)	169	55,660
WH Smith PLC (a)	981	24,515
Workman Co. Ltd.	289	18,881
		679,443
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA	29	36,399
lululemon athletica, Inc. (a)	156	52,302
LVMH Moet Hennessy Louis Vuitton SE	112	84,375
Moncler SpA	678	41,588
NIKE, Inc. Class B	603	79,970
PVH Corp.	428	48,441
Shenzhou International Group Holdings Ltd.	1,868	41,094
		384,169

TOTAL CONSUMER DISCRETIONARY		3,160,917

CONSUMER STAPLES - 5.5%
Beverages - 1.4%
Ambev SA	8,834	24,297
China Resources Beer Holdings Co. Ltd.	3,885	31,384
Davide Campari-Milano NV	3,065	36,156
Fever-Tree Drinks PLC	576	19,951
Kweichow Moutai Co. Ltd. (A Shares)	97	30,070
Monster Beverage Corp. (a)	592	57,454
Pernod Ricard SA	204	41,866
		241,178
Food & Staples Retailing - 2.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	955	32,360
Avenue Supermarts Ltd. (a)(b)	891	34,325
Casey's General Stores, Inc.	227	50,437
Clicks Group Ltd.	1,345	22,462
Costco Wholesale Corp.	212	78,883
Wal-Mart de Mexico SA de CV Series V	11,450	37,481
Walmart, Inc.	616	86,185
Welcia Holdings Co. Ltd.	659	20,562
		362,695
Food Products - 1.1%
Barry Callebaut AG	13	28,698
Cranswick PLC	421	21,687
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	1,020	26,707
Lamb Weston Holdings, Inc.	645	51,923
McCormick & Co., Inc. (non-vtg.)	495	44,728
Vietnam Dairy Products Corp.	5,304	21,463
		195,206
Household Products - 0.2%
Unicharm Corp.	790	30,678
Personal Products - 0.7%
Kao Corp.	501	32,121
L'Oreal SA	135	55,279
Shiseido Co. Ltd.	584	42,364
		129,764

TOTAL CONSUMER STAPLES		959,521

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cheniere Energy, Inc. (a)	751	58,218
Hess Corp.	646	48,133
Parkland Corp.	641	20,589
PrairieSky Royalty Ltd.	2,281	24,459
Reliance Industries Ltd.	1,518	40,884
		192,283
FINANCIALS - 10.7%
Banks - 3.5%
Bank of America Corp.	3,361	136,221
Credicorp Ltd. (United States)	84	10,030
FinecoBank SpA	1,498	25,790
First Republic Bank	365	66,883
HDFC Bank Ltd. (a)	1,554	29,533
JPMorgan Chase & Co.	1,089	167,499
KBC Groep NV	492	38,223
Kotak Mahindra Bank Ltd. (a)	1,254	29,613
PNC Financial Services Group, Inc.	385	71,976
PT Bank Central Asia Tbk	14,595	32,358
		608,126
Capital Markets - 4.9%
Amundi SA (b)	248	22,094
Avanza Bank Holding AB	845	30,404
Bolsa Mexicana de Valores S.A.B. de CV	9,687	21,491
Brookfield Asset Management, Inc. (Canada) Class A	1,077	49,094
Charles Schwab Corp.	1,275	89,760
CME Group, Inc.	320	64,637
HDFC Asset Management Co. Ltd. (b)	593	22,232
Houlihan Lokey	628	41,618
HUB24 Ltd.	1,381	26,894
London Stock Exchange Group PLC	329	33,623
Moody's Corp.	191	62,402
Morningstar, Inc.	244	64,662
MSCI, Inc.	119	57,807
Netwealth Group Ltd.	1,648	18,903
Partners Group Holding AG	21	29,893
Raymond James Financial, Inc.	373	48,781
S&P Global, Inc.	171	66,757
St. James's Place Capital PLC	2,310	43,435
Value Partners Group Ltd.	53,247	37,839
VZ Holding AG	230	19,795
		852,121
Consumer Finance - 0.3%
Bajaj Finance Ltd.	618	45,497
Insurance - 1.8%
Arthur J. Gallagher & Co.	419	60,734
Assurant, Inc.	333	51,815
Chubb Ltd.	386	66,234
Hannover Reuck SE	125	23,113
HDFC Standard Life Insurance Co. Ltd. (a)(b)	2,327	20,899
Lifenet Insurance Co. (a)	1,638	19,604
Qualitas Controladora S.A.B. de CV	3,501	19,022
RenaissanceRe Holdings Ltd.	280	47,267
		308,688
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	1,202	39,281

TOTAL FINANCIALS		1,853,713

HEALTH CARE - 7.2%
Biotechnology - 0.3%
Abcam PLC	995	20,997
Xencor, Inc. (a)	878	37,368
		58,365
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	97	57,766
Boston Scientific Corp. (a)	1,593	69,455
Danaher Corp.	340	86,340
Fisher & Paykel Healthcare Corp.	1,040	26,755
Hoya Corp.	331	37,661
IDEXX Laboratories, Inc. (a)	105	57,644
Intuitive Surgical, Inc. (a)	86	74,390
Masimo Corp. (a)	189	43,975
ResMed, Inc.	246	46,241
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	400	28,816
Straumann Holding AG	23	32,854
The Cooper Companies, Inc.	135	55,470
		617,367
Health Care Providers & Services - 1.4%
Chemed Corp.	78	37,176
Humana, Inc.	139	61,888
UnitedHealth Group, Inc.	352	140,378
		239,442
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	182	51,406
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	302	59,736
Lonza Group AG	54	34,329
Maravai LifeSciences Holdings, Inc.	1,243	48,365
Mettler-Toledo International, Inc. (a)	40	52,533
Sartorius Stedim Biotech	51	23,422
Wuxi Biologics (Cayman), Inc. (a)(b)	3,728	52,333
		270,718
Pharmaceuticals - 0.1%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,460	18,967

TOTAL HEALTH CARE		1,256,265

INDUSTRIALS - 16.3%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	224	33,961
INVISIO AB	1,421	32,010
Northrop Grumman Corp.	183	64,863
Teledyne Technologies, Inc. (a)	126	56,417
		187,251
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	494	47,958
Deutsche Post AG	895	52,713
DSV Panalpina A/S	234	52,188
Expeditors International of Washington, Inc.	501	55,040
ZTO Express, Inc. sponsored ADR	699	22,480
		230,379
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	252	29,446
Building Products - 1.9%
Allegion PLC	403	54,155
Armstrong World Industries, Inc.	562	58,251
ASSA ABLOY AB (B Shares)	1,487	42,385
Belimo Holding AG (Reg.)	60	23,915
Kingspan Group PLC (Ireland)	387	34,458
The AZEK Co., Inc.	1,074	51,853
Trex Co., Inc. (a)	559	60,366
		325,383
Commercial Services & Supplies - 0.9%
Cintas Corp.	146	50,390
Copart, Inc. (a)	449	55,905
Prosegur Compania de Seguridad SA (Reg.)	6,872	21,365
Waste Connection, Inc. (Canada)	269	32,044
		159,704
Electrical Equipment - 1.3%
AMETEK, Inc.	411	55,456
Generac Holdings, Inc. (a)	136	44,057
Nidec Corp.	381	43,994
Somfy SA	202	35,700
Vestas Wind Systems A/S	905	37,778
		216,985
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	356	79,402
Roper Technologies, Inc.	125	55,805
		135,207
Machinery - 3.3%
Atlas Copco AB (A Shares)	685	41,510
ESCO Technologies, Inc.	428	46,549
Fortive Corp.	685	48,512
Haitian International Holdings Ltd.	9,375	38,199
IDEX Corp.	245	54,929
Kone OYJ (B Shares)	431	33,857
Kornit Digital Ltd. (a)	278	27,177
Metawater Co. Ltd.	1,369	26,618
Minebea Mitsumi, Inc.	1,085	27,212
Miura Co. Ltd.	647	33,922
Rational AG	25	20,847
Schindler Holding AG (participation certificate)	77	21,905
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,551	35,249
SMC Corp.	59	34,253
Spirax-Sarco Engineering PLC	221	36,061
Tocalo Co. Ltd.	1,809	24,580
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	6,696	22,156
		573,536
Marine - 0.2%
SITC International Holdings Co. Ltd.	10,775	41,129
Professional Services - 3.3%
BayCurrent Consulting, Inc.	103	28,132
Centre Testing International Group Co. Ltd. (A Shares)	5,100	25,778
CoStar Group, Inc. (a)	57	48,703
Equifax, Inc.	286	65,560
Experian PLC	1,024	39,477
Exponent, Inc.	544	52,404
Funai Soken Holdings, Inc.	1,044	18,513
Headhunter Group PLC ADR	629	25,846
IR Japan Holdings Ltd.	218	28,664
Recruit Holdings Co. Ltd.	1,034	46,620
RELX PLC:
rights (a)(c)	1,648	760
(London Stock Exchange)	1,648	42,777
SaraminHR Co. Ltd.	787	24,561
Sporton International, Inc.	2,791	25,618
TriNet Group, Inc. (a)	559	43,999
Verisk Analytics, Inc.	256	48,179
		565,591
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	111	41,424
Old Dominion Freight Lines, Inc.	233	60,070
		101,494
Trading Companies & Distributors - 1.4%
AddTech AB (B Shares)	1,779	31,102
Ashtead Group PLC	574	36,870
Fastenal Co.	1,006	52,594
IMCD NV	160	23,266
Indutrade AB	1,159	30,284
MonotaRO Co. Ltd.	1,040	26,550
SiteOne Landscape Supply, Inc. (a)	272	48,791
		249,457

TOTAL INDUSTRIALS		2,815,562

INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	455	38,698
Electronic Equipment & Components - 2.6%
Amphenol Corp. Class A	838	56,431
Azbil Corp.	673	27,218
CDW Corp.	343	61,167
Cognex Corp.	713	61,404
Keyence Corp.	100	48,056
Lagercrantz Group AB (B Shares)	2,330	24,042
Murata Manufacturing Co. Ltd.	546	43,411
Renishaw PLC	358	30,975
Sunny Optical Technology Group Co. Ltd.	1,394	33,990
Zebra Technologies Corp. Class A (a)	122	59,504
		446,198
IT Services - 3.8%
Adyen BV (a)(b)	16	39,378
Afterpay Ltd. (a)	421	38,156
Amadeus IT Holding SA Class A (a)	563	38,339
Black Knight, Inc. (a)	555	40,193
Capgemini SA	201	36,828
Econocom Group SA	7,438	29,778
Edenred SA	486	27,549
EPAM Systems, Inc. (a)	119	54,472
FDM Group Holdings PLC	1,376	19,421
GMO Internet, Inc.	724	21,563
Kainos Group PLC	1,117	23,571
Keywords Studios PLC (a)	981	36,661
Maximus, Inc.	604	55,351
Reply SpA	232	31,546
SHIFT, Inc. (a)	212	31,037
Shopify, Inc. (a)	16	18,920
Softcat PLC	1,089	28,831
StoneCo Ltd. Class A (a)	379	24,499
VeriSign, Inc. (a)	231	50,536
		646,629
Semiconductors & Semiconductor Equipment - 4.2%
ASM International NV (Netherlands)	106	32,229
ASML Holding NV (Netherlands)	159	103,214
BE Semiconductor Industries NV	315	25,495
Disco Corp.	120	38,869
eMemory Technology, Inc.	1,059	39,033
Entegris, Inc.	446	50,211
Lam Research Corp.	109	67,629
Monolithic Power Systems, Inc.	121	43,727
Silicon Laboratories, Inc. (a)	110	15,505
Taiwan Semiconductor Manufacturing Co. Ltd.	7,947	167,289
Teradyne, Inc.	381	47,655
Tokyo Electron Ltd.	107	47,308
Universal Display Corp.	237	53,015
		731,179
Software - 11.3%
Admicom OYJ	100	12,503
Adobe, Inc. (a)	204	103,701
Altium Ltd.	1,306	29,830
ANSYS, Inc. (a)	157	57,409
Atlassian Corp. PLC (a)	104	24,706
ATOSS Software AG	171	38,115
Cadence Design Systems, Inc. (a)	430	56,661
Ceridian HCM Holding, Inc. (a)	443	41,855
Constellation Software, Inc.	26	38,158
Coupa Software, Inc. (a)	149	40,087
CyberArk Software Ltd. (a)	226	31,753
Dassault Systemes SA	181	41,987
Digital Turbine, Inc. (a)	696	52,499
Fortnox AB	607	31,119
Intuit, Inc.	173	71,304
Manhattan Associates, Inc. (a)	421	57,778
Microsoft Corp.	2,020	509,394
Ming Yuan Cloud Group Holdings Ltd.	5,507	25,593
Money Forward, Inc. (a)	639	34,204
Nemetschek Se	339	25,269
Netcompany Group A/S (b)	235	24,448
Paycom Software, Inc. (a)	109	41,901
PROS Holdings, Inc. (a)	1,026	44,097
Salesforce.com, Inc. (a)	388	89,364
SAP SE	456	63,849
ServiceNow, Inc. (a)	131	66,334
SimCorp A/S	170	22,471
Synopsys, Inc. (a)	222	54,847
TeamViewer AG (a)(b)	397	18,882
Temenos Group AG	213	31,277
Topicus.Com, Inc.	513	38,397
Tyler Technologies, Inc. (a)	109	46,310
Workday, Inc. Class A (a)	230	56,810
Xero Ltd. (a)	350	38,168
		1,961,080

TOTAL INFORMATION TECHNOLOGY		3,823,784

MATERIALS - 3.4%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	196	56,542
Albemarle Corp. U.S.	339	57,010
Asian Paints Ltd.	754	25,825
Ecolab, Inc.	248	55,582
Givaudan SA	8	33,498
Linde PLC	244	69,745
NOF Corp.	528	27,924
Quaker Chemical Corp.	139	33,687
Sherwin-Williams Co.	243	66,550
Shin-Etsu Chemical Co. Ltd.	258	43,555
Sika AG	168	50,110
Symrise AG	188	24,275
		544,303
Construction Materials - 0.2%
James Hardie Industries PLC CDI	1,225	40,484
Metals & Mining - 0.1%
Lynas Rare Earths Ltd. (a)	2,400	10,169

TOTAL MATERIALS		594,956

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	285	72,609
ARGAN SA	203	20,208
Big Yellow Group PLC	1,270	20,977
Embassy Office Parks (REIT)	7,400	31,238
Equinix, Inc.	84	60,544
Equity Lifestyle Properties, Inc.	784	54,410
Extra Space Storage, Inc.	416	61,855
Irish Residential Properties REIT PLC	11,398	22,281
National Storage (REIT) unit	15,304	23,697
Prologis (REIT), Inc.	591	68,869
Safestore Holdings PLC	1,891	22,237
Sun Communities, Inc.	332	55,388
Warehouses de Pauw	627	22,102
Warehouses de Pauw rights 5/21/21 (a)(c)	627	603
		537,018
Real Estate Management & Development - 1.2%
Amasten Fastighets AB (a)	19,565	23,758
Ayala Land, Inc.	26,803	17,863
CBRE Group, Inc. (a)	614	52,313
Hemnet Group AB (a)	1,406	26,574
Longfor Properties Co. Ltd. (b)	4,320	26,945
Oberoi Realty Ltd. (a)	3,145	23,241
Vonovia SE	547	35,933
Vonovia SE rights 5/20/21 (a)(c)	547	1,111
		207,738

TOTAL REAL ESTATE		744,756

UTILITIES - 0.9%
Electric Utilities - 0.6%
Equatorial Energia SA	4,865	22,471
NextEra Energy, Inc.	1,037	80,378
		102,849
Water Utilities - 0.3%
American Water Works Co., Inc.	313	48,825

TOTAL UTILITIES		151,674

TOTAL COMMON STOCKS
(Cost $13,158,894)		17,161,249

Nonconvertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)
(Cost $16,464)	68	38,359

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.04% (d)
(Cost $436,899)	436,812	436,899
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $13,612,257)		17,636,507
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(322,788)
NET ASSETS - 100%		$17,313,719

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $389,966 or 2.3% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118
Total	$118

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,607,818	$1,465,186	$142,632	$--
Consumer Discretionary	3,160,917	2,874,941	285,976	--
Consumer Staples	959,521	882,779	76,742	--
Energy	192,283	192,283	--	--
Financials	1,853,713	1,824,180	29,533	--
Health Care	1,294,624	1,207,962	86,662	--
Industrials	2,815,562	2,631,998	183,564	--
Information Technology	3,823,784	3,368,304	455,480	--
Materials	594,956	594,956	--	--
Real Estate	744,756	743,042	1,714	--
Utilities	151,674	151,674	--	--
Money Market Funds	436,899	436,899	--	--
Total Investments in Securities:	$17,636,507	$16,374,204	$1,262,303	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	58.9%
Japan	6.9%
Cayman Islands	4.4%
United Kingdom	3.6%
France	2.5%
Switzerland	2.2%
Germany	2.1%
India	2.0%
Canada	1.9%
Sweden	1.9%
Netherlands	1.5%
Ireland	1.4%
Taiwan	1.3%
China	1.0%
Australia	1.0%
Others (Individually Less Than 1%)	7.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,175,358)	$17,199,608
Fidelity Central Funds (cost $436,899)	436,899
Total Investment in Securities (cost $13,612,257)		$17,636,507
Cash		25,958
Foreign currency held at value (cost $1,139)		1,135
Receivable for investments sold		68,691
Receivable for fund shares sold		24,257
Dividends receivable		13,758
Distributions receivable from Fidelity Central Funds		13
Prepaid expenses		3
Receivable from investment adviser for expense reductions		7,898
Other receivables		485
Total assets		17,778,705
Liabilities
Payable for investments purchased
Regular delivery	$404,762
Delayed delivery	2,475
Payable for fund shares redeemed	1,028
Accrued management fee	11,172
Other affiliated payables	3,670
Other payables and accrued expenses	41,879
Total liabilities		464,986
Net Assets		$17,313,719
Net Assets consist of:
Paid in capital		$13,054,355
Total accumulated earnings (loss)		4,259,364
Net Assets		$17,313,719
Net Asset Value, offering price and redemption price per share ($17,313,719 ÷ 1,153,706 shares)		$15.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2021 (Unaudited)
Investment Income
Dividends		$71,444
Income from Fidelity Central Funds		118
Income before foreign taxes withheld		71,562
Less foreign taxes withheld		(4,945)
Total income		66,617
Expenses
Management fee
Basic fee	$49,402
Performance adjustment	8,419
Transfer agent fees	16,510
Accounting fees and expenses	2,839
Custodian fees and expenses	18,123
Independent trustees' fees and expenses	28
Registration fees	5,843
Audit	30,091
Legal	12
Miscellaneous	296
Total expenses before reductions	131,563
Expense reductions	(51,659)
Total expenses after reductions		79,904
Net investment income (loss)		(13,287)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,869)	314,329
Fidelity Central Funds	(7)
Foreign currency transactions	3
Total net realized gain (loss)		314,325
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,302)	2,665,903
Assets and liabilities in foreign currencies	(255)
Total change in net unrealized appreciation (depreciation)		2,665,648
Net gain (loss)		2,979,973
Net increase (decrease) in net assets resulting from operations		$2,966,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2021 (Unaudited)	For the period November 5, 2019 (commencement of operations) to October 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(13,287)	$(6,444)
Net realized gain (loss)	314,325	(47,147)
Change in net unrealized appreciation (depreciation)	2,665,648	1,347,524
Net increase (decrease) in net assets resulting from operations	2,966,686	1,293,933
Distributions to shareholders	–	(1,356)
Distributions to shareholders from tax return of capital	–	(2,732)
Total distributions	–	(4,088)
Share transactions
Proceeds from sales of shares	7,592,724	10,792,557
Reinvestment of distributions	–	3,945
Cost of shares redeemed	(3,300,336)	(2,031,702)
Net increase (decrease) in net assets resulting from share transactions	4,292,388	8,764,800
Total increase (decrease) in net assets	7,259,074	10,054,645
Net Assets
Beginning of period	10,054,645	–
End of period	$17,313,719	$10,054,645
Other Information
Shares
Sold	542,062	1,035,277
Issued in reinvestment of distributions	–	381
Redeemed	(232,801)	(191,213)
Net increase (decrease)	309,261	844,445

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Enduring Opportunities Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	(.01)
Net realized and unrealized gain (loss)	3.11	1.93
Total from investment operations	3.10	1.92
Distributions from net investment income	–	–C
Tax Return of capital	–	(.01)
Total distributions	–	(.01)
Net asset value, end of period	$15.01	$11.91
Total ReturnD,E	26.03%	19.22%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.80%H	2.63%H
Expenses net of fee waivers, if any	1.10%H	1.10%H
Expenses net of all reductions	1.09%H	1.09%H
Net investment income (loss)	(.18)%H	(.10)%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,314	$10,055
Portfolio turnover rateI	32%H	17%H

 A For the period November 5, 2019 (commencement of operations) to October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2021

1. Organization.

Fidelity Enduring Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,193,270
Gross unrealized depreciation	(213,798)
Net unrealized appreciation (depreciation)	$3,979,472
Tax cost	$13,657,035

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(37,661)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enduring Opportunities Fund	6,519,760	2,220,548

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI ACWI (All Country World Index) Index, over the same 36 month performance period. The Fund's performance adjustment took effect in November, 2020. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Enduring Opportunities Fund	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Enduring Opportunities Fund	$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enduring Opportunities Fund	207,167	19,921

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Enduring Opportunities Fund	$13

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.10% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $51,289.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $348 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $19.

Effective June 1, 2021, the investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded 1.05% of average net assets. This reimbursement will remain in place through February 28, 2022.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Enduring Opportunities Fund	22%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 to April 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Expenses Paid During Period-B November 1, 2020 to April 30, 2021
Fidelity Enduring Opportunities Fund	1.10%
Actual		$1,000.00	$1,260.30	$6.16
Hypothetical-C		$1,000.00	$1,019.34	$5.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Enduring Opportunities Fund

At its January 2021 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IDF-SANN-0621
1.9896222.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 22, 2021